                       ---------------------------------
                               The Brinson Funds






                          Brinson U.S. Balanced Fund
                           Brinson U.S. Equity Fund
                 Brinson U.S. Large Capitalization Equity Fund
                 Brinson U.S. Large Capitalization Growth Fund
                 Brinson U.S. Small Capitalization Growth Fund
                            Brinson U.S. Bond Fund
                            Brinson High Yield Fund


                              Semi-Annual Report


                               December 31, 1999



                                                     [BRINSON LOGO APPEARS HERE]



                        Institutional Asset Management
                       ---------------------------------

Trustees and Officers

--------------------------------------------------------------------------------
[BRINSON LOGO]


Trustees

Walter E. Auch

Frank K. Reilly, CFA

Edward M. Roob




Officers

Frank K. Reilly, CFA                    Carolyn M. Burke, CPA
Chairman of the Board                   Secretary and Treasurer

E. Thomas McFarlan                      David E. Floyd, CPA
President                               Assistant Secretary

Thomas J. Digenan, CFA, CPA             Mark F. Kemper
Vice President                          Assistant Secretary

Debra L. Nichols
Vice President






================================================================================

The Funds' Advisor - Brinson Partners, Inc.


--------------------------------------------------------------------------------
[BRINSON LOGO]

Since the founding of our organization nearly twenty years ago, we have focused our collective energy on two goals: creating meaningful value-added investment performance; and providing our clients with individualized client relationships of the highest quality.

Now, in 2000, more than 1,200 employees located in 11 countries around the world continue to deliver investment strategies that meet our clients' needs. With an unrelenting focus on our goals, we have grown into one of the world's premier investment management organizations, and a recognized leader in our industry. In North America, we make our investment capabilities available to institutions and individual investors through the Brinson Family of Funds. The Brinson Funds are diversified, institutionally priced mutual funds that provide investors convenient access to our global investment expertise and capabilities.

Within a framework of integrated capital markets, we select portfolio investments by focusing on long-term investment fundamentals. Investment performance for our clients is maximized within and across asset classes through a comprehensive understanding of global investment markets and their interrelationships. We apply a systematic, disciplined approach to valuing investments and combine the seasoned judgement of our global investment teams to construct optimal portfolios-balancing considerations for both risk and return.

Brinson Partners, Inc. is a member of UBS Asset Management, the institutional asset management division of UBS AG.


================================================================================
2

Table of Contents

--------------------------------------------------------------------------------
[BRINSON LOGO]

Shareholder Letter...................................   4

U.S. Economic and Market Highlights..................   5

U.S. Balanced Fund...................................   6
     Schedule of Investments.........................  10
     Financial Statements............................  13
     Financial Highlights............................  16

U.S. Equity Fund.....................................  18
     Schedule of Investments.........................  22
     Financial Statements............................  24
     Financial Highlights............................  27

U.S. Large Capitalization Equity Fund................  29
     Schedule of Investments.........................  33
     Financial Statements............................  34
     Financial Highlights............................  37

U.S. Large Capitalization Growth Fund................  39
     Schedule of Investments.........................  43
     Financial Statements............................  44
     Financial Highlights............................  47

U.S. Small Capitalization Growth Fund................  49
     Schedule of Investments.........................  53
     Financial Statements............................  55
     Financial Highlights............................  58

U.S. Bond Fund.......................................  60
     Schedule of Investments.........................  64
     Financial Statements............................  67
     Financial Highlights............................  70

High Yield Fund......................................  72
     Schedule of Investments.........................  76
     Financial Statements............................  79
     Financial Highlights............................  82

The Brinson Funds-Notes to Financial Statements......  84



================================================================================

Shareholder Letter

--------------------------------------------------------------------------------
[BRINSON LOGO]

January 27, 2000

Dear Shareholder:

We are pleased to present the semi-annual report for The Brinson Funds for the six months ended December 31, 1999. This report provides a discussion on the current U.S. Economic outlook. We will also provide our current portfolio strategies and performance updates for each of our seven Domestic Mutual Funds.

The decade of the 1990s ended with a particularly challenging year. We continued to apply our proven value-based investment process across all of our portfolios, but our investment results varied substantially. In some areas, such as fixed income, our performance was excellent relative to both the market and our peers. In other areas, most notably multi-asset and equity portfolios, results were disappointing.

Throughout 1999, our asset allocation strategies continued to focus on reducing exposure to the risks presented by equity prices that have been driven far above even optimistic estimates of underlying value. While the risk hedge in balanced portfolios had little net effect on performance through most of the year, the surge in equity prices late in the year hampered the returns relative to the benchmarks.

The broad array of our equity portfolios, with the exception of the growth portfolios, significantly lagged their benchmarks in 1999. Some degree of underperformance was unavoidable as the U.S. market was increasingly driven by momentum, which in turn focused more tightly on narrow technology and e-commerce stocks. In such a market, the fundamental price/value discrepancies that are the core of our investment process are effectively ignored in the market. In addition, our stock selection was uncharacteristically weak and a meaningful source of the underperformance of our U.S. and Global Equity portfolios.

In fixed income our U.S. Bond and High Yield portfolios outpaced the market and ranked highly in their respective universes of active managers. However, outside the U.S., our Global Bond portfolio generally underperformed, due almost entirely to strength in both the Japanese bond market and the yen, where we are underweighted.

Our fundamental assessments across markets have been both accurate and perceptive, but momentum rather than the reality of fundamental value has continued to drive equity markets, particularly in the U.S. We have seen this phenomenon historically and it has always proven to be a sign of danger, that ultimately ends badly for the market in general and the momentum players in particular. Over time, these styles ebb and flow but momentum driven approaches have no lasting link to underlying fundamentals and always fail to deliver when viewed over meaningful horizons. It is these concerns which underlie our current asset allocation and equity portfolio strategies.

2000 will be a challenging year, but we are confident that remaining true to our investment disciplines will in the long run accrue to our shareholders' benefit. As always, we welcome your thoughts and comments, and appreciate your continued trust and the confidence you have placed in The Brinson Funds.

Sincerely,

/s/ Gary P. Brinson

Gary P. Brinson
Chairman and Chief Investment Officer



================================================================================
4

U.S. Economic and Market Highlights

--------------------------------------------------------------------------------
[BRINSON LOGO]

U.S. economic statistics continue to surprise financial markets. In the fourth quarter of 1999, real GDP rose a larger-than-expected 5.8%. Stronger consumer spending, inventory building and exports were the main contributors. Business investment was the only major component recording a slowdown, but most of that decline reflects a pre-Y2K pause in computer equipment installation. The strength in consumer spending was broad-based, with big-ticket purchases of autos and home furnishings registering the largest increases. For the year 1999 as a whole, GDP growth came in at 4.0 percent, almost the same as in 1998. Economic releases are apt to surpass market expectations in the first half of the year, and barring unexpected strong action by the Federal Reserve, real growth would remain strong in 2000.

Tight labor market conditions are producing gradually rising wage pressures, in line with our expectations. Employment costs released for the fourth quarter registered a bigger-than-expected surge of 1.1 percent, the strongest since 1991. The fourth-quarter acceleration in employment costs primarily reflects faster growth in benefits. This has been the area of our concern, as generally slowing benefit expenses have been a major force in the moderate growth of labor costs in the 1990s.

Inflation moved up in 1999, with consumer prices rising 2.7 percent. The rise primarily reflects higher energy prices, and the most recent surge in oil prices suggests that short-term inflation risks have increased. Core inflation, which tended to move sideways around 2 percent in 1999, is assumed to move higher in 2000, stimulated by rising unit labor costs.

--------------------------------------------------------------------------------
 U.S. Environment
--------------------------------------------------------------------------------

                                 Major Markets

                       One Year Ended December 31, 1999

                                             Total Return
U.S. Cash Equivalents                              4.44
U.S. Bonds                                        -0.84
U.S. Equities                                     23.82


                    Salomon U.S. Treasury Benchmark Returns

                       One Year Ended December 31, 1999

Maturity (Years)                             Total Return
     1                                            4.26
     2                                            1.94
     5                                           -2.54
    10                                           -8.41
    30                                          -14.89

                 Top Ten Industry Returns Relative to S&P 500

                       One Year Ended December 31, 1999

Wireless                                         146.83
Semiconductors                                    79.84
Media                                             38.07
Heavy Electrical Eqp                              34.94
Electronic Equipment                              34.94
Computer Software                                 30.34
Oil Services                                      18.83
Energy Reserves                                   13.02
Securities & Asset. Mgmt                          11.97
Telephone                                         10.47

                Bottom Ten Industry Returns Relative to S&P 500

                       One Year Ended December 31, 1999

Thrifts                                          -23.15
Restaurants                                      -23.48
Defense & Aerospace                              -23.62
Construction & Real Prop                         -24.42
Motor Vehicles & Parts                           -24.82
Food & Beverage                                  -25.12
Environment Services                             -27.54
Apparel & Textiles                               -31.82
Medical Services                                 -37.07
Tobacco                                          -50.91



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                                                                               5

U.S. Balanced Fund


--------------------------------------------------------------------------------
[BRINSON LOGO]

The Brinson U.S. Balanced Fund Class I has produced an annualized return of 10.09% since its inception on December 31, 1994, while the return of the U.S. Balanced Mutual Fund Index was 20.14% over this time period. Importantly however, the U.S. Balanced Fund's performance was achieved with an annualized volatility over the life of the Fund of 5.80%, or approximately 40% less than the benchmark's annualized volatility of 9.63%. In 1999, the Brinson U.S. Balanced Fund Class I returned -6.95% which was substantially below the benchmark return of 14.66%. The underperformance in 1999 was due primarily to the equity underweight, the bond overweight, and adverse market conditions which negatively impacted our fundamental value-based equity investment style.

The strength of the U.S. equity market continued to be driven in part by the success of a small number of the largest capitalization companies, with technology stocks being shown particular favor. Our significant underweight in technology growth stocks, combined with a tilt away from the largest members of the index and overweight in value shares, contributed to a large underperformance of the U.S. equity portion of the U.S. Balanced Fund. In the U.S. bond market, our moderately long duration strategy had a negative impact on performance as yields increased during 1999 while the overweight and security selection in corporate issues had significantly positive impacts on performance. The allocation to U.S. Treasury Inflation Protected Securities (TIPS) hurt the Fund's performance while the allocation to lower-credit issues helped the Fund's performance.

The sustained rapid advance of the overall U.S. equity market has, in our assessment, resulted in a pronounced level of overpricing and, therefore, an expected return that is absolutely unattractive and fails to compensate adequately for the risks inherent in equity investment. Bonds are now offering yields above our estimates of longer-term equilibrium levels. This is particularly true in the case of TIPS, where the uncertainties associated with future inflation do not introduce a risk element into the assessment of value. The Fund's strategy, therefore, remains significantly overweight bonds and underweight equities. A substantial portion of the bond allocation is currently held in TIPS.


================================================================================
6

                               U.S. Balanced Fund


--------------------------------------------------------------------------------

[BRINSON LOGO]
                            Total Return

                                               6 months         1 year         3 years       12/31/94*
                                                 ended           ended           ended            to
                                               12/31/99        12/31/99        12/31/99      12/31/99
------------------------------------------------------------------------------------------------------
Brinson U.S. Balanced Fund Class I              -7.83%           -6.95%          5.01%        10.09%
------------------------------------------------------------------------------------------------------
U.S. Balanced Mutual Fund Index**                7.03            14.66          18.95         20.14
------------------------------------------------------------------------------------------------------
Salomon Smith Barney Broad Investment Grade
  (BIG) Bond Index                               0.55            -0.84           5.72          7.74
------------------------------------------------------------------------------------------------------
Wilshire 5000 Index                             10.45            23.56          26.04         27.06
------------------------------------------------------------------------------------------------------

*  Performance inception date of the Brinson U.S. Balanced Fund Class I.

** An un-managed index compiled by the Advisor, constructed as follows: 65%
   Wilshire 5000 Index and 35% Salomon Smith Barney BIG Bond Index.

Total return includes reinvestment of all capital gain and income distributions.

All total returns in excess of 1 year are average annualized returns.

 Illustration of an Assumed Investment of $1,000,000

This chart shows the growth in the value of an investment in the Brinson U.S. Balanced Fund Class I, the U.S. Balanced Mutual Fund Index, the Salomon Smith Barney BIG Bond Index and the Wilshire 5000 Index if you had invested $1,000,000 on December 31, 1994, and had reinvested all your income dividends and capital gain distributions through December 31, 1999. No adjustment has been made for any income taxes payable by shareholders on income dividends and capital gain distributions. Past performance is no guarantee of future results. Share price and return will vary with market conditions; investors may realize a gain or loss upon redemption.

Brinson U.S. Balanced Fund Class I vs. U.S. Balanced Mutual Fund Index, Salomon Smith Barney BIG Bond Index and Wilshire 5000 Index

Wealth Value with Dividends Reinvested

-------------------------------------------------------------------------------------------------------------------------
                      Label                A                     B                     C                     D
-------------------------------------------------------------------------------------------------------------------------
                                     Brinson U.S.          U.S. Balanced                               Salomon Smith
                                     Balanced Fund          Mutual Fund                                 Barney BIG
Label                                  Class I                Index            Wilshire 5000 Index      Bond Index
-------------------------------------------------------------------------------------------------------------------------
    1                 12/31/94         1,000,000            1,000,000             1,000,000               1,000,000
-------------------------------------------------------------------------------------------------------------------------
    2                  1/31/95         1,019,000            1,020,459             1,021,610               1,020,700
-------------------------------------------------------------------------------------------------------------------------
    3                  2/28/95         1,050,000            1,054,246             1,062,301               1,044,584
-------------------------------------------------------------------------------------------------------------------------
    4                  3/31/95         1,064,000            1,074,390             1,090,303               1,050,643
-------------------------------------------------------------------------------------------------------------------------
    5                  4/30/95         1,080,000            1,096,416             1,117,397               1,065,037
-------------------------------------------------------------------------------------------------------------------------
    6                  5/31/95         1,120,000            1,133,880             1,155,243               1,107,319
-------------------------------------------------------------------------------------------------------------------------
    7                  6/30/95         1,139,086            1,160,041             1,192,095               1,115,070
-------------------------------------------------------------------------------------------------------------------------
    8                  7/31/95         1,154,301            1,190,257             1,241,150               1,112,840
-------------------------------------------------------------------------------------------------------------------------
    9                  8/31/95         1,170,530            1,202,592             1,253,251               1,125,637
-------------------------------------------------------------------------------------------------------------------------
   10                  9/30/95         1,192,845            1,236,361             1,301,050               1,136,219
-------------------------------------------------------------------------------------------------------------------------
   11                 10/31/95         1,199,945            1,234,092             1,287,988               1,151,444
-------------------------------------------------------------------------------------------------------------------------
   12                 11/30/95         1,236,461            1,274,817             1,342,560               1,169,406
-------------------------------------------------------------------------------------------------------------------------
   13                 12/31/95         1,254,813            1,294,523             1,364,511               1,185,544
-------------------------------------------------------------------------------------------------------------------------
   14                  1/31/96         1,278,797            1,320,146             1,401,066               1,193,606
-------------------------------------------------------------------------------------------------------------------------
   15                  2/29/96         1,273,346            1,327,345             1,425,571               1,173,434
-------------------------------------------------------------------------------------------------------------------------
   16                  3/31/96         1,276,616            1,333,439             1,441,166               1,164,985
-------------------------------------------------------------------------------------------------------------------------
   17                  4/30/96         1,279,887            1,351,402             1,476,778               1,156,364
-------------------------------------------------------------------------------------------------------------------------
   18                  5/31/96         1,284,248            1,375,182             1,517,153               1,155,786
-------------------------------------------------------------------------------------------------------------------------
   19                  6/30/96         1,293,124            1,374,034             1,504,667               1,170,696
-------------------------------------------------------------------------------------------------------------------------
   20                  7/31/96         1,273,247            1,327,149             1,423,490               1,173,857
-------------------------------------------------------------------------------------------------------------------------
   21                  8/31/96         1,287,603            1,354,048             1,469,027               1,172,096
-------------------------------------------------------------------------------------------------------------------------
   22                  9/30/96         1,324,045            1,409,152             1,547,238               1,192,490
-------------------------------------------------------------------------------------------------------------------------
   23                 10/31/96         1,354,965            1,433,054             1,568,869               1,219,321
-------------------------------------------------------------------------------------------------------------------------
   24                 11/30/96         1,405,762            1,503,041             1,672,806               1,239,440
-------------------------------------------------------------------------------------------------------------------------
   25                 12/31/96         1,396,859            1,487,401             1,653,954               1,228,533
-------------------------------------------------------------------------------------------------------------------------
   26                  1/31/97         1,414,616            1,541,133             1,742,490               1,233,201
-------------------------------------------------------------------------------------------------------------------------
   27                  2/28/97         1,419,351            1,541,265             1,741,688               1,234,558
-------------------------------------------------------------------------------------------------------------------------
   28                  3/31/97         1,394,492            1,491,506             1,664,653               1,222,089
-------------------------------------------------------------------------------------------------------------------------
   29                  4/30/97         1,418,167            1,541,250             1,737,249               1,239,565
-------------------------------------------------------------------------------------------------------------------------
   30                  5/31/97         1,459,599            1,617,300             1,860,333               1,251,217
-------------------------------------------------------------------------------------------------------------------------
   31                  6/30/97         1,493,510            1,672,330             1,945,797               1,266,106
-------------------------------------------------------------------------------------------------------------------------
   32                  7/31/97         1,555,541            1,771,761             2,095,390               1,300,418
-------------------------------------------------------------------------------------------------------------------------
   33                  8/31/97         1,530,490            1,723,138             2,016,624               1,289,234
-------------------------------------------------------------------------------------------------------------------------
   34                  9/30/97         1,563,891            1,798,097             2,135,625               1,308,186
-------------------------------------------------------------------------------------------------------------------------
   35                 10/31/97         1,548,383            1,768,165             2,064,487               1,326,893
-------------------------------------------------------------------------------------------------------------------------
   36                 11/30/97         1,559,120            1,808,702             2,132,078               1,333,129
-------------------------------------------------------------------------------------------------------------------------
   37                 12/31/97         1,581,464            1,836,885             2,171,479               1,346,727
-------------------------------------------------------------------------------------------------------------------------
   38                  1/31/98         1,597,411            1,851,662             2,183,270               1,364,100
-------------------------------------------------------------------------------------------------------------------------
   39                  2/28/98         1,638,609            1,938,829             2,342,213               1,363,145
-------------------------------------------------------------------------------------------------------------------------
   40                  3/31/98         1,670,504            2,004,551             2,459,440               1,368,461
-------------------------------------------------------------------------------------------------------------------------
   41                  4/30/98         1,666,517            2,023,665             2,488,634               1,375,577
-------------------------------------------------------------------------------------------------------------------------
   42                  5/31/98         1,670,504            1,995,462             2,422,411               1,388,783
-------------------------------------------------------------------------------------------------------------------------
   43                  6/30/98         1,675,623            2,046,664             2,507,341               1,400,171
-------------------------------------------------------------------------------------------------------------------------
   44                  7/31/98         1,661,933            2,019,021             2,452,405               1,403,111
-------------------------------------------------------------------------------------------------------------------------
   45                  8/31/98         1,614,019            1,825,458             2,070,492               1,424,579
-------------------------------------------------------------------------------------------------------------------------
   46                  9/30/98         1,672,885            1,918,042             2,205,737               1,458,199
-------------------------------------------------------------------------------------------------------------------------
   47                 10/31/98         1,705,740            2,007,777             2,369,843               1,451,637
-------------------------------------------------------------------------------------------------------------------------
   48                 11/30/98         1,726,275            2,093,822             2,519,072               1,459,621
-------------------------------------------------------------------------------------------------------------------------
   49                 12/31/98         1,738,302            2,183,183             2,680,268               1,464,146
-------------------------------------------------------------------------------------------------------------------------
   50                  1/31/99         1,734,600            2,241,002             2,778,795               1,474,981
-------------------------------------------------------------------------------------------------------------------------
   51                  2/28/99         1,693,873            2,174,472             2,678,063               1,449,168
-------------------------------------------------------------------------------------------------------------------------
   52                  3/31/99         1,712,385            2,233,354             2,781,410               1,457,429
-------------------------------------------------------------------------------------------------------------------------
   53                  4/30/99         1,762,368            2,305,512             2,914,723               1,462,238
-------------------------------------------------------------------------------------------------------------------------
   54                  5/31/99         1,753,112            2,265,285             2,850,919               1,448,786
-------------------------------------------------------------------------------------------------------------------------
   55                  6/30/99         1,755,023            2,338,817             2,998,512               1,443,860
-------------------------------------------------------------------------------------------------------------------------
   56                  7/31/99         1,728,828            2,286,804             2,902,379               1,438,084
-------------------------------------------------------------------------------------------------------------------------
   57                  8/31/99         1,702,634            2,272,390             2,875,329               1,437,078
-------------------------------------------------------------------------------------------------------------------------
   58                  9/30/99         1,665,214            2,243,339             2,800,197               1,454,323
-------------------------------------------------------------------------------------------------------------------------
   59                 10/31/99         1,646,503            2,338,427             2,978,275               1,458,686
-------------------------------------------------------------------------------------------------------------------------
   60                 11/30/99         1,646,503            2,389,249             3,078,018               1,458,540
-------------------------------------------------------------------------------------------------------------------------
   61                 12/31/99         1,617,539            2,503,324             3,311,735               1,451,830
-------------------------------------------------------------------------------------------------------------------------

Fund returns are net of all fees and costs, while the Index returns are based solely on market returns without deduction for fees or transaction costs for rebalancing.

================================================================================

[LOGO OF BRINSON]

U.S. Balanced Fund

-------------------------------------------------------------------------------

Total Return

                                             6 months      1 year    6/30/97*
                                               ended       ended        to
                                             12/31/99     12/31/99   12/31/99
--------------------------------------------------------------------------------
Brinson U.S. Balanced Fund Class N              -7.92%    -7.43%      2.96%
--------------------------------------------------------------------------------
U.S. Balanced Mutual Fund Index**                7.03     14.66      17.51
--------------------------------------------------------------------------------
Salomon Smith Barney Broad Investment Grade
(BIG) Bond Index                                 0.55     -0.84       5.63
--------------------------------------------------------------------------------
Wilshire 5000 Index                             10.45     23.56      23.70
--------------------------------------------------------------------------------
*    Inception date of the Brinson U.S. Balanced Fund Class N.
** An un-managed index compiled by the Advisor, constructed as follows: 65% Wilshire 5000 Index and 35% Salomon Smith Barney BIG Bond Index.
Total return includes reinvestment of all capital gain and income distributions. All total returns in excess of 1 year are average annualized returns.

Illustration of an Assumed Investment of $1,000,000

This chart shows the growth in the value of an investment in the Brinson U.S. Balanced Fund Class N, the U.S. Balanced Mutual Fund Index, the Salomon Smith Barney BIG Bond Index and the Wilshire 5000 Index if you had invested $1,000,000 on June 30, 1997, and had reinvested all your income dividends and capital gain distributions through December 31, 1999. No adjustment has been made for any income taxes payable by shareholders on income dividends and capital gain distributions. Past performance is no guarantee of future results. Share price and return will vary with market conditions; investors may realize a gain or loss upon redemption.

Brinson U.S. Balanced Fund Class N vs. U.S. Balanced Mutual Fund Index, Salomon Smith Barney BIG Bond Index and Wilshire 5000 Index

Wealth Value with Dividends Reinvested

                             [GRAPH APPEARS HERE]


----------------------------------------------------------------------------------------------------------------------------------
                Label                   A                        B                            C                    D
-----------------------------------------------------------------------------------------------------------------------------------
Label                              Brinson U.S.                  U.S. Balanced Mutual         Wilshire             Salomon Smith
                                   Balanced Fund Class N         Fund Index                   5000 Index           Big Bond Index
------------------------------------------------------------------------------------------------------------------------------------
 1               6/30/97           $1,000,000                    $1,000,000                   $1,000,000           $1,000,000
 2               7/31/97           $1,041,534                    $1,059,457                   $1,076,880           $1,027,100
 3               8/31/97           $1,023,962                    $1,030,382                   $1,036,400           $1,018,267
 4               9/30/97           $1,046,326                    $1,075,205                   $1,097,558           $1,033,235
 5              10/31/97           $1,035,144                    $1,057,307                   $1,060,998           $1,048,011
 6              11/30/97           $1,042,332                    $1,081,546                   $1,095,735           $1,052,936
 7              12/31/97           $1,057,159                    $1,098,399                   $1,115,985           $1,063,676
 8               1/31/98           $1,067,820                    $1,107,235                   $1,122,044           $1,077,398
 9               2/28/98           $1,095,359                    $1,159,358                   $1,203,729           $1,076,644
10               3/31/98           $1,117,569                    $1,198,658                   $1,263,976           $1,080,842
11               4/30/98           $1,114,903                    $1,210,087                   $1,278,979           $1,086,463
12               5/31/98           $1,117,569                    $1,193,223                   $1,244,946           $1,096,893
13               6/30/98           $1,121,533                    $1,223,840                   $1,288,593           $1,105,887
14               7/31/98           $1,112,392                    $1,207,310                   $1,260,360           $1,108,210
15               8/31/98           $1,080,401                    $1,091,566                   $1,064,084           $1,125,165
16               9/30/98           $1,118,791                    $1,146,928                   $1,133,590           $1,151,719
17              10/31/98           $1,140,728                    $1,200,587                   $1,217,930           $1,146,537
18              11/30/98           $1,154,438                    $1,252,039                   $1,294,623           $1,152,843
19              12/31/98           $1,162,059                    $1,305,474                   $1,337,466           $1,156,416
20               1/31/99           $1,159,592                    $1,340,048                   $1,428,101           $1,164,974
21               2/28/99           $1,128,752                    $1,300,265                   $1,376,333           $1,144,587
22               3/31/99           $1,139,854                    $1,335,474                   $1,429,445           $1,151,111
23               4/30/99           $1,173,162                    $1,378,623                   $1,497,958           $1,154,910
24               5/31/99           $1,168,227                    $1,354,568                   $1,465,168           $1,144,284
25               6/30/99           $1,168,251                    $1,398,538                   $1,541,020           $1,140,394
26               7/31/99           $1,152,060                    $1,367,436                   $1,491,615           $1,135,832
27               8/31/99           $1,133,378                    $1,358,817                   $1,477,713           $1,135,037
28               9/30/99           $1,108,468                    $1,341,445                   $1,439,100           $1,148,658
29              10/31/99           $1,096,014                    $1,398,305                   $1,530,620           $1,152,104
30              11/30/99           $1,096,014                    $1,428,695                   $1,581,880           $1,151,988
31              12/31/99           $1,075,751                    $1,496,908                   $1,701,994           $1,146,689
------------------------------------------------------------------------------------------------------------------------------------

Fund returns are net of all fees and costs, while the index returns are based solely on market returns without deduction for fees or transaction costs for rebalancing.

================================================================================

U.S. Balanced Fund

--------------------------------------------------------------------------------
[BRINSON LOGO]

Industry Diversification

As a Percent of Net Assets
As of December 31, 1999 (Unaudited)
--------------------------------------------------------------------------------
U.S. EQUITIES
Energy...............................................    0.31%
Capital Investment
  Capital Goods......................................    2.70
  Technology.........................................    9.04
                                                       ------
                                                        11.74
Basic Industries
  Chemicals...........................................   1.36
  Housing/Paper.......................................   4.52
  Metals..............................................   2.08
                                                       ------
                                                         7.96
Consumer
  Non-Durables........................................   1.06
  Retail/Apparel......................................   2.98
  Autos/Durables......................................   1.86
  Health: Drugs.......................................   3.04
  Health: Non-Drugs...................................   2.69
                                                       ------
                                                        11.63
Financial
  Banks...............................................   4.73
  Non-Banks...........................................   2.68
                                                       ------
                                                         7.41
Utilities
  Electric............................................   3.63
  Telephone...........................................   1.87
                                                       ------
                                                         5.50

Transportation........................................   4.29%
Services/Misc.........................................   3.13
                                                       ------
      Total U.S. Equities.............................  51.97*

U.S. BONDS
Corporate Bonds
  Asset-Backed........................................   3.39
  Consumer............................................   0.83
  Industrial Components...............................   0.65
  Health Drugs........................................   0.29
  Services/Miscellaneous..............................   1.35
  Telecommunications..................................   2.16
  Utilities...........................................   0.56
                                                       ------
      Total U.S. Corporate Bonds......................   9.23

International Dollar Bonds............................   2.29
Corporate Mortgage-Backed Securities..................   1.88
U.S. Government Agencies..............................   2.47
U.S. Gov't. Mortgage-Backed Securities................   8.66
U.S. Government Obligations...........................  21.19
                                                       ------
      Total U.S. Bonds................................  45.72*
SHORT-TERM INVESTMENTS................................   3.58*
                                                       ------
      TOTAL INVESTMENTS............................... 101.27
LIABILITIES, LESS CASH AND
      OTHER ASSETS,...................................  (1.27)
                                                       ------
NET ASSETS............................................ 100.00%
                                                       ======


--------------------------------------------------------------------------------
*The Fund held a long position in U.S. Treasury futures on December 31, 1999 which increased U.S. bond exposure from 45.72% to 72.72%. The Fund also held a short position in stock index futures which reduced U.S. Equity exposure from 51.97% to 24.45%. These two adjustments result in a net increase in the Fund's exposure to Short-Term Investments from 3.58% to 4.10%.



Asset Allocation

As of December 31, 1999 (Unaudited)

                                          Current
                         Benchmark       Strategy
--------------------------------------------------------------------------------
   U.S. Equities            65%            25%
   U.S. Bonds               35             75
   -----------------------------------------------------------------------------
                           100%           100%

   Top Ten U.S. Equity Holdings

   As of December 31, 1999 (Unaudited)


                                                 Percent of
                                                 Net Assets
-----------------------------------------------------------
1.  FDX Corp.                                       2.02%
2.  Electronic Data Systems Corp.                   1.93
3.  Burlington Northern Santa Fe Corp.              1.61
4.  General Instrument Corp.                        1.41
5.  CIGNA Corp.                                     1.29
6.  Compuware Corp.                                 1.18
7.  Allergan, Inc.                                  1.18
8.  Compaq Computer Corp.                           1.12
9.  Nextel Communications, Inc.                     1.10
10. First Data Corp.                                1.08
-----------------------------------------------------------

================================================================================

                 U.S. Balanced Fund -- Schedule of Investments

December 31, 1999 (Unaudited)

--------------------------------------------------------------------------------

                                                  Shares              Value
                                                 --------            -------
U.S. Equities -- 51.97%
Advanced Micro Devices, Inc. (b)...........         9,600        $   277,800
Allergan, Inc..............................         8,000            398,000
Alza Corp. (b).............................         3,900            135,038
American Standard Companies., Inc. (b).....         4,600            211,025
AmSouth Bancorp............................         5,380            103,901
Aon Corp...................................         5,150            206,000
Armstrong World Industries, Inc............         1,200             40,050
Baxter International, Inc..................         4,900            307,781
Burlington Northern Santa Fe Corp..........        22,400            543,200
Central & South West Corp..................        12,200            244,000
Champion Enterprises, Inc. (b).............         3,900             33,394
Champion International Corp................         1,400             86,713
Chase Manhattan Corp.......................         3,900            302,981
CIGNA Corp.................................         5,400            435,037
Circuit City Stores-Circuit City Group.....         3,700            166,731
CMS Energy Corp............................         4,100            127,869
CommScope, Inc. (b)........................         1,666             67,161
Compaq Computer Corp.......................        13,900            376,169
Computer Sciences Corp. (b)................         3,100            293,337
Compuware Corp. (b)........................        10,700            398,575
Consolidated Stores Corp. (b)..............         5,500             89,375
Corning, Inc...............................         1,500            193,406
Covance, Inc. (b)..........................         2,875             31,086
Delhaize America, Inc......................         2,766             56,184
Dial Corp..................................         3,000             72,938
Dominion Resources, Inc....................         6,200            243,350
Eastman Chemical Co........................         2,500            119,219
Electronic Data Systems Corp...............         9,700            649,294
Eli Lilly and Co...........................         2,100            139,650
Emerson Electric Co........................         5,600            321,300
Entergy Corp...............................         5,800            149,350
FDX Corp. (b)..............................        16,600            679,562
Federal-Mogul Corp.........................         6,200            124,775
Federated Department Stores, Inc. (b)......         1,600             80,900
First Data Corp............................         7,358            362,841
Fleet Boston Financial Corp................         8,505            296,080
Fleetwood Enterprises, Inc.................         2,900             59,813
Fort James Corp............................         7,800            213,525
Gateway, Inc. (b)..........................         2,000            144,125
GATX Corp..................................         1,800             60,750
General Instrument Corp....................         5,600            476,000
Genzyme Corp. (b)..........................         3,000            135,000
GreenPoint Financial Corp..................         8,600            204,787
Hibernia Corp., Class A....................         6,500             69,063
Household International, Inc...............         7,300            271,925
Illinois Tool Works, Inc...................         5,100            344,569
IMC Global, Inc............................         9,600            157,200
Johnson Controls, Inc......................         2,600            147,875
Kimberly-Clark Corp........................         4,900            319,725
Kroger Co. (b).............................         3,700             69,838
Lafarge Corp...............................         3,600             99,450
Lear Corp. (b).............................         5,400            172,800
Lexmark International Group, Inc. (b)......         1,000             90,500
Lincoln National Corp......................         2,200             88,000
Lockheed Martin Corp.......................         8,042            175,919
Lyondell Chemical Co.......................         6,500             82,875
Martin Marietta Materials, Inc.............         2,636            108,076
Masco Corp.................................        14,000            355,250
Mattel, Inc................................        14,200            186,375
Mead Corp..................................         2,900            125,969
Monsanto Co................................         4,700            167,437
National Service Industries, Inc...........         2,200             64,900
New York Times Co..........................         3,900            191,587
Newell Rubbermaid, Inc.....................         9,100            263,900
Nextel Communications, Inc. (b)............         3,600            371,250
Norfolk Southern Corp......................         8,000            164,000
Owens-Illinois, Inc. (b)...................         2,100             52,631
Peco Energy Co.............................         4,000            139,000
Pentair, Inc...............................         3,000            115,500
Philip Morris Companies, Inc...............         7,100            164,631
PNC Bank Corp..............................         3,700            164,650
Praxair, Inc...............................         2,000            100,625
Raytheon Co., Class B......................         8,400            223,125
Reliaster Financial Corp...................         2,200             86,213
SBC Communications, Inc....................         5,300            258,375
Southdown, Inc.............................         3,116            160,863
St. Jude Medical, Inc. (b).................         6,300            193,331
Torchmark Corp.............................         3,000             87,188
Tyson Foods, Inc., Class A.................         7,400            120,250
U.S. Bancorp...............................         5,759            137,136
Ultramar Diamond Shamrock Corp.............         4,590            104,136
Unisys Corp. (b)...........................         3,600            114,975
United Healthcare Corp.....................         4,500            239,062
USG Corp...................................         2,100             98,963
Viad Corp..................................         4,400            122,650
W.W. Grainger, Inc.........................         2,700            129,094
Watson Pharmaceutical Co. (b)..............         5,200            186,225
Wells Fargo and Co.........................         7,800            315,412
Westvaco Corp..............................         3,600            117,450
Xerox Corp.................................        11,000            249,562
York International Corp....................         3,400             93,288
                                                                 -----------
Total U.S. Equities (Cost $17,329,472).....                       17,520,890
                                                                 -----------

                                                  Face
                                                 Amount
                                                --------
Bonds -- 45.72%
U.S. Corporate Bonds -- 9.23%
Archer Daniels 6.950%, due 12/15/69........ $     250,000            218,716
Electronic Data System
  7.125%, due 10/15/09.....................       125,000            121,845
MBNA Global Capital Securities, FRN
  5.795%, due 02/01/27.....................       215,000            176,630
Noram Energy Corp. 6.375%, due 11/01/03           200,000            190,227
PanAmSat Corp. 6.000%, due 01/15/03........       335,000            311,771
Peco Energy Transition Trust
  6.130%, due 03/01/09.....................       215,000            197,830
PP&L Transition Bond Company LLC
  7.050%, due 06/25/09.....................       200,000            199,680
Rite Aid Corp., 144A, 6.125%, due 12/15/08        140,000             95,200
Sprint Capital Corp. 6.875%, due 11/15/28         200,000            177,914
TCI Communications, Inc.
  8.750%, due 08/01/15.....................       220,000            240,105
Time Warner 7.570%, due 02/01/24...........       290,000            278,953
UCFC Home Equity Loan 97-C, Class A8,
  FRN 5.069%, due 09/15/27.................       568,857            569,517
U.S.A. Waste Services 6.500%, due 12/15/02        360,000            332,706
                                                                 -----------
                                                                   3,111,094
                                                                 -----------

================================================================================
10

                 U.S. Balanced Fund -- Schedule of Investments

December 31, 1999 (Unaudited)

--------------------------------------------------------------------------------

                                                     Face
                                                    Amount            Value
                                                   --------          -------
International Dollar Bonds -- 2.29%
Abbey National PLC, Resettable Perpetual
  Preferred 6.700%, due 06/29/49..............    $ 250,000      $   226,341
Credit Suisse-London, 144A, Resettable
  Perpetual Preferred 7.900%, due 05/01/07          270,000          256,894
Empresa Nacional de Electricidad S.A.
  8.125%, due 02/01/69........................      200,000          162,000
Ras Laffan Liquified Natural Gas Co., Ltd.,
  144A, 8.294%, due 03/15/14..................      135,000          126,801
                                                                 -----------
                                                                     772,036
                                                                 -----------


Corporate Mortgage-Backed
  Securities -- 1.88%
Heller Financial Commercial Mortgage Assets,
  Series 99-PH1, Class A1
  6.500%, due 05/15/61........................      178,117          172,271
LB Commercial Conduit Mortgage Trust,
  Series 99-C1, Class A1,
  6.410%, due 10/15/30........................       88,171           84,951
Residential Asset Securitization Trust 97-A10,
  Class A1, 7.250%, due 12/25/27..............      344,335          343,426
Residential Asset Securitization Trust 97-A11,
  Class A2, 7.000%, due 01/25/28..............       34,869           34,772
                                                                 -----------
                                                                     635,420
                                                                 -----------


U.S. Government Mortgage-Backed
  Securities -- 8.66%
Federal Home Loan Mortgage Corp. Gold
  8.000%, due 05/01/23........................      326,964          330,799
  9.000%, due 03/01/24........................      151,892          159,020
Federal Home Loan Mortgage Corp.
  9.000%, due 01/01/29........................      139,320          144,936
Federal National Mortgage Assoc.,
  Series 97-72, Class EG,
  0.000%, due 09/25/22........................      202,300          175,284
Federal National Mortgage Association
  7.500%, due 07/01/10........................      247,773          249,814
  7.600%, due 06/17/19........................      278,827          280,271
  7.500%, due 12/01/27........................      215,656          213,397
FNCI, 8.000%, due 02/01/13....................      276,984          282,581
Government National Mortgage Association
  8.000%, due 08/15/22........................      455,988          463,037
  7.000%, due 12/15/23........................      128,624          125,326
  7.500%, due 06/15/24........................      500,000          494,531
                                                                 -----------
                                                                   2,918,996
                                                                 -----------


U.S. Government Agencies -- 2.47%
Jordan Aid, 8.750%, due 09/01/19..............      775,765          834,165
                                                                 -----------

U.S. Government Obligations -- 21.19%
U.S. Treasury Bond 8.000%, due 11/15/21.......      495,000          561,515
U.S. Treasury Inflation Indexed Note
  3.625%, due 04/15/28........................    2,440,000        2,267,719
  3.875%, due 04/15/29........................    4,400,000        4,204,816
U.S. Treasury Note 5.625%, due 05/15/08.......      115,000          108,172
                                                                 -----------
                                                                   7,142,222
                                                                 -----------

Total U.S. Bonds (Cost $16,140,158)...........                    15,413,933
                                                                 -----------

Short-Term Investments -- 3.58%
U.S. Treasury Bills -- 2.07%
U.S. Treasury Bill, due 02/03/00..............      700,000          696,968
                                                                 -----------
Investment Companies -- 1.51%.................     Shares
                                                  ---------
Brinson Supplementary Trust U.S. Cash
  Management Prime Fund.......................      507,697          507,697
                                                                 -----------

Total Short-Term Investments
  (Cost $1,204,748)...........................                     1,204,665
                                                                 -----------
Total Investments
  (Cost $34,674,378) -- 101.27% (a)...........                    34,139,488
Liabilities, less cash and
  other assets -- (1.27%).....................                      (429,267)
                                                                 -----------
Net Assets -- 100%............................                   $33,710,221
                                                                 ===========

              See accompanying notes to schedule of investments.

--------------------------------------------------------------------------------

                 U.S. Balanced Fund -- Schedule of Investments



December 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

NOTES TO SCHEDULE OF INVESTMENTS

(a) Aggregate cost for federal income tax purposes was $34,674,378; and net unrealized depreciation consisted of:

          Gross unrealized appreciation..................   $  2,514,223
          Gross unrealized depreciation..................     (3,049,113)
                                                            ------------
               Net unrealized depreciation...............   $   (534,890)
                                                            ============

(b) Non-income producing security
FRN: Floating rate note-- The rate disclosed is that in effect at December 31, 1999.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers. At December 31, 1999, the value of these securities amounted to $478,895 or 1.42% of net assets.
Resettable Perpetual Preferred: A bond with either no maturity date or a maturity date that is so far in the future that the bond will pay interest indefinitely. The issuer generally returns the right to call such a bond.

FUTURES CONTRACTS

The U.S. Balanced Fund had the following open futures contracts as of December 31, 1999:

                                                            Expiration     Cost/        Current     Unrealized
                                                               Date       Proceeds       Value         Loss
                                                            ----------    --------      -------     ----------
     U.S. Interest Rate Futures Buy Contracts
     5 Year U.S. Treasury Notes, 69 contracts............   March 2000    $6,832,561   $6,764,156   $  (68,405)
     10 Year U.S. Treasury Notes, 13 contracts...........   March 2000     1,268,302    1,246,172      (22,130)
     30 Year U.S. Treasury Bonds, 12 contracts...........   March 2000     1,118,459    1,091,250      (27,209)

     Index Futures Sale Contracts
     Standard & Poor's 500, 25 contracts.................   March 2000     9,000,450    9,276,250     (275,800)
                                                                                                    ----------
           Total.........................................                                           $ (393,544)
                                                                                                    ==========

The aggregate market value of investments pledged to cover margin requirements for the open futures positions at December 31, 1999 was $696,968.

               See accompanying notes to financial statements.

--------------------------------------------------------------------------------
12

                  U.S. Balanced Fund -- Financial Statements

--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1999 (Unaudited)

ASSETS:
 Investments, at value:
   Unaffiliated issuers (Cost $34,166,681)..................................   $33,631,791
   Affiliated issuers (Cost $507,697).......................................       507,697
Cash........................................................................           392
Receivables:
   Investment securities sold...............................................         2,892
   Dividends................................................................        25,956
   Interest.................................................................       165,142
Other assets................................................................           215
                                                                               -----------
     TOTAL ASSETS...........................................................    34,334,085
                                                                               -----------
LIABILITIES:
 Payables:
   Investment securities purchased..........................................       502,266
   Investment advisory fees.................................................        15,445
   Variation margin.........................................................        53,015
   Accrued expenses.........................................................        53,138
                                                                               -----------
     TOTAL LIABILITIES......................................................       623,864
                                                                               -----------
NET ASSETS..................................................................   $33,710,221
                                                                               ===========
NET ASSETS CONSIST OF:
 Paid in capital............................................................   $35,219,429
 Accumulated undistributed net investment income............................         3,059
 Distributions in excess of net realized gain...............................      (583,833)
 Net unrealized depreciation................................................      (928,434)
                                                                               -----------
     NET ASSETS.............................................................   $33,710,221
                                                                               ===========
OFFERING PRICE PER SHARE:
 Brinson Class I:
   Net asset value, offering price and redemption price per share
    (Based on net assets of $32,262,816 and 3,841,353 shares
    issued and outstanding).................................................   $      8.40
                                                                               ===========
 Brinson Class N:
   Net asset value, offering price and redemption price per share
    (Based on net assets of $1,075 and 128 shares issued and
    outstanding)............................................................   $      8.40
                                                                               ===========
 UBS Investment Funds Class:
   Net asset value, offering price and redemption price per share
    (Based on net assets of $1,446,330 and 173,243 shares issued and
    outstanding)............................................................   $      8.35
                                                                               ===========

                See accompanying notes to financial statements.

================================================================================

                  U.S. Balanced Fund -- Financial Statements

--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED DECEMBER 31, 1999 (Unaudited)

INVESTMENT INCOME:
  Interest........................................................  $   582,877
  Dividends.......................................................      133,281
                                                                    -----------
    TOTAL INCOME..................................................      716,158
                                                                    -----------
EXPENSES:
  Advisory........................................................      131,459
  Professional....................................................       18,552
  Registration....................................................       17,892
  Distribution....................................................        4,148
  Printing........................................................        4,114
  Other...........................................................        7,576
                                                                    -----------
    TOTAL EXPENSES................................................      183,741
    Expenses deferred by Advisor..................................      (28,977)
    Earnings credits..............................................           (7)
                                                                    -----------
    NET EXPENSES..................................................      154,757
                                                                    -----------
    NET INVESTMENT INCOME.........................................      561,401
                                                                    -----------

NET REALIZED AND UNREALIZED GAIN (LOSS):
 Net realized gain (loss) on:
  Investments.....................................................      406,080
  Futures contracts...............................................     (775,642)
                                                                    -----------
    Net realized loss.............................................     (369,562)
                                                                    -----------
 Change in net unrealized appreciation or depreciation on:
  Investments.....................................................   (3,394,694)
  Futures contracts...............................................      142,826
                                                                    -----------
    Change in net unrealized appreciation or depreciation.........   (3,251,868)
                                                                    -----------
 Net realized and unrealized loss.................................   (3,621,430)
                                                                    -----------
 Net decrease in net assets resulting from operations.............  $(3,060,029)
                                                                    ===========

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------
14

                  U.S. Balanced Fund -- Financial Statements

--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                            Six Months Ended          Year
                                                                            December 31, 1999         Ended
                                                                               (Unaudited)        June 30, 1999
                                                                             ---------------      -------------
OPERATIONS:
  Net investment income...................................................   $       561,401      $   1,558,422
  Net realized gain (loss)................................................          (369,562)         4,257,213
  Change in net unrealized appreciation or depreciation...................        (3,251,868)        (5,162,345)
                                                                             ---------------      -------------
  Net increase (decrease) in net assets resulting from operations.........        (3,060,029)           653,290
                                                                             ---------------      -------------

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income:
    Brinson Class I.......................................................          (729,082)        (2,554,055)
    Brinson Class N.......................................................               (23)               (68)
    UBS Investment Funds Class............................................           (29,460)          (123,921)
Distributions in excess of net realized gain:
    Brinson Class I.......................................................          (225,248)        (9,074,452)
    Brinson Class N.......................................................                (7)              (243)
    UBS Investment Funds Class............................................           (10,418)          (483,100)
                                                                             ---------------      -------------
Total distributions to shareholders.......................................          (994,238)       (12,235,839)
                                                                             ---------------      -------------
CAPITAL SHARE TRANSACTIONS:
  Shares sold.............................................................         5,675,756         14,184,340
  Shares issued on reinvestment of distributions..........................           970,972         12,036,064
  Shares redeemed.........................................................        (8,275,334)       (57,681,932)
                                                                             ---------------      -------------
  Net decrease in net assets resulting from capital share transactions....        (1,628,606)       (31,461,528)
                                                                             ---------------      -------------
       TOTAL DECREASE IN NET ASSETS.......................................        (5,682,873)       (43,044,077)
                                                                             ---------------      -------------

NET ASSETS:
  Beginning of period.....................................................        39,393,094         82,437,171
                                                                             ---------------      -------------
  End of period (including accumulated undistributed net investment
   income of $3,059 and $200,223, respectively)...........................      $ 33,710,221      $  39,393,094
                                                                             ===============      =============

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                  U.S. Balanced Fund -- Financial Highlights

--------------------------------------------------------------------------------

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

                                         Six Months Ended                      Year Ended June 30,              December 30, 1994*
                                         December 31, 1999   -------------------------------------------------        Through
Brinson Class I                            (Unaudited)          1999        1998         1997          1996        June 30, 1995
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period....   $      9.38       $   12.24    $   12.53    $   11.71     $   11.23       $    10.00
                                           -----------       ---------    ---------    ---------     ---------       ----------
  Income (loss) from investment
    operations:
    Net investment income...............          0.14            0.34**       0.49**       0.47          0.44             0.23
    Net realized and unrealized
       gain (loss)......................         (0.87)           0.18         0.93         1.29          1.04             1.16
                                           -----------       ---------    ---------    ---------     ---------       ----------
       Total income (loss) from
        investment operations...........         (0.73)           0.52         1.42         1.76          1.48             1.39
                                           -----------       ---------    ---------    ---------     ---------       ----------
  Less distributions:
    Distributions from net
     investment income..................         (0.19)          (0.73)       (0.77)       (0.40)        (0.43)           (0.16)
    Distributions from net
     realized gain......................         (0.06)          (2.65)       (0.94)       (0.54)        (0.57)              --
                                           -----------       ---------    ---------    ---------     ---------       ----------
       Total distributions..............         (0.25)          (3.38)       (1.71)       (0.94)        (1.00)           (0.16)
                                           -----------       ---------    ---------    ---------     ---------       ----------
Net asset value, end of period..........   $      8.40       $    9.38    $   12.24    $   12.53     $   11.71       $    11.23
                                           ===========       =========    =========    =========     =========       ==========

Total return (non-annualized)...........         (7.83)%          4.74%       12.19%       15.50%        13.52%           13.91%
Ratios/Supplemental data:
  Net assets, end of period
   (in 000s)............................   $    32,263       $  37,603    $  80,556    $ 282,860     $ 227,829       $  157,724
  Ratio of expenses to average
    net assets:
   Before expense reimbursement
    and earnings credits................          0.95%***        0.96%        0.81%        0.88%         1.01%            1.06%***
   After expense reimbursement
    and earnings credits................          0.80%***        0.80%        0.80%        0.80%         0.80%            0.80%***
  Ratio of net investment income
   to average net assets:
   Before expense reimbursement
    and earnings credits................          2.85%***        3.00%        3.88%        3.78%         3.76%            4.36%***
   After expense reimbursement
    and earnings credits................          3.00%***        3.16%        3.89%        3.86%         3.97%            4.63%***
  Portfolio turnover rate...............            42%            113%         194%         329%          240%             196%

  * Commencement of investment operations
 ** The net investment income per share data was determined by using average shares outstanding throughout the period
*** Annualized

                See accompanying notes to financial statements.

================================================================================
16

                  U.S. Balanced Fund -- Financial Highlights

--------------------------------------------------------------------------------

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

                                                              Six Months Ended         Year            Year
                                                              December 31, 1999        Ended           Ended
Brinson Class N                                                  (Unaudited)        June 30, 1999   June 30, 1998
-----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period........................       $  9.38              $ 12.27        $  12.53
                                                                   -------              -------        --------

  Income (loss) from investment operations:
    Net investment income...................................          0.13                 0.29*           0.47*
    Net realized and unrealized gain (loss).................         (0.87)                0.18            0.94
                                                                   -------              -------        --------
        Total income (loss) from investment operations......         (0.74)                0.47            1.41
                                                                   -------              -------        --------
  Less distributions:
    Distributions from net investment income................         (0.18)               (0.71)          (0.73)
    Distributions from net realized gain....................         (0.06)               (2.65)          (0.94)
                                                                   -------              -------        --------
        Total distributions.................................         (0.24)               (3.36)          (1.67)
                                                                   =======              =======        ========

Net asset value, end of period..............................       $  8.40              $  9.38        $  12.27


Total return (non-annualized)...............................         (7.92)%               4.17%          12.15%
Ratios/Supplemental data:
  Net assets, end of period (in 000s).......................       $     1              $     1        $      1
  Ratio of expenses to average net assets:
    Before expense reimbursement and earnings credits.......          1.20%**              1.21%           1.06%
    After expense reimbursement and earnings credits........          1.05%**              1.05%           1.05%
  Ratio of net investment income to average net assets:
    Before expense reimbursement and earnings credits.......          2.60%**              2.75%           3.63%
    After expense reimbursement and earnings credits........          2.75%**              2.91%           3.64%
  Portfolio turnover rate...................................            42%                 113%            194%

 * The net investment income per share data was determined by using average shares outstanding throughout the period
** Annualized

                See accompanying notes to financial statements.

================================================================================

U.S. Equity Fund

--------------------------------------------------------------------------------

[BRINSON LOGO]

Since its inception on February 28, 1994, the Brinson U.S. Equity Fund Class I has provided an annualized return of 16.71%, compared to the 22.60% return of its benchmark, the Wilshire 5000 Equity Index. The annualized volatility of the Fund has been 14.29% since its inception, only slightly above the 14.13% volatility for the benchmark. In 1999, the Fund's total return of -4.05% trailed the 23.56% return for its benchmark. While these results are disappointing, we feel that the Fund is now well positioned as we move into the year 2000. Recent events and stratification of the U.S. market make our current investment strategies very appealing and our conviction remains higher than ever.

Market exposure (average beta of .96) detracted modestly from Fund relative performance in the very strong equity environment that characterized 1999. Factor positions detracted from performance for the full year. The most significant negatives were the underexposure to stocks ranked high in relative strength and size and low in earnings/price, as a relatively narrow segment of the largest capitalization stocks, especially in the technology sector, continued to dominate market performance. Fundamentally driven investment styles tend to perform poorly in such narrow momentum-driven market environments. The Fund has minimal exposure to these largest stocks based upon our analysis, which indicates they are meaningfully overextended.

Industry weightings also detracted from active returns during 1999. The underweight to the technology software and hardware sectors had the largest negative effect on performance. Investors have been willing to pay significant premiums for recent strong relative revenue growth and to extrapolate perceived earnings growth far into the future--in spite of rising interest rates which usually dampen high-multiple issues. We believe there is a low probability that such high implied earnings and profitability levels can be achieved, much less sustained, in a competitive economy. Our overweight in economically sensitive construction and transportation stocks also detracted from performance due to concerns over higher energy costs and fears that higher interest rates would pressure building activity. The pick-up in the global industrial economy helps a number of more economically sensitive sectors that have been in recession-like conditions for much of the past two years. Our exposure in the construction area is oriented toward non-residential infrastructure and basic building materials, and is not dependent upon higher residential construction spending.

Stock selection had the largest negative impact on active returns for the full year. Among large capitalization issues, the best performers were Corning, First Data and Computer Sciences, while the most detrimental to performance were our weightings in Xerox, Lockheed Martin, FDX Corp and Raytheon. Given the shift toward momentum-based styles, investors had little tolerance for shortfalls in quarterly earnings and severely punished such disappointments. In the intermediate capitalization segment of the Fund, the most positive contributors were General Instruments, Circuit City and Allergan, while the weakest were Advanced Micro Devices, Fort James and Federal Mogul.

================================================================================
18

[BRINSON LOGO]

Total Return

                                              6 months         1 year     3 years    5 years      2/28/94*
                                                ended          ended       ended      ended          to
                                              12/31/99        12/31/99    12/31/99   12/31/99     12/31/99
----------------------------------------------------------------------------------------------------------
Brinson U.S. Equity Fund Class I               -13.13%         -4.05%      12.39%      20.17%       16.71%
----------------------------------------------------------------------------------------------------------
Wilshire 5000 Equity Index                      10.45          23.56       26.04       27.06        22.60
----------------------------------------------------------------------------------------------------------

* Performance inception date of the Brinson U.S. Equity Fund Class I.

Total return includes reinvestment of all capital gain and income distributions.

All total returns in excess of 1 year are average annualized returns.

Illustration of an Assumed Investment of $1,000,000

This chart shows the growth in the value of an investment in the Brinson U.S. Equity Fund Class I and the Wilshire 5000 Equity Index if you had invested $1,000,000 on February 28, 1994, and had reinvested all your income dividends and capital gain distributions through December 31, 1999. No adjustment has been made for any income taxes payable by shareholders on income dividends and capital gain distributions. Past performance is no guarantee of future results. Share price and return will vary with market conditions; investors may realize a gain or loss upon redemption.

Brinson U.S. Equity Fund Class I
vs. Wilshire 5000 Equity Index
Wealth Value with Dividends Reinvested

-----------------------------------------------------------------------
        Label                A                          B
-----------------------------------------------------------------------
Label             Brinson U.S. Equity Fund   Wilshire 5000 Equity Index
                                   Class 1
-----------------------------------------------------------------------
    1    2/28/94                 1,000,000                    1,000,000
    2    3/31/94                   942,943                      954,720
    3    4/30/94                   964,965                      963,876
    4    5/31/94                   984,985                      973,322
    5    6/30/94                   970,003                      947,285
    6    7/31/94                   992,118                      975,401
    7    8/31/94                 1,055,444                    1,018,484
    8    9/30/94                 1,019,258                      998,766
    9   10/31/94                 1,014,232                    1,015,076
   10   11/30/94                   979,050                      977,904
   11   12/31/94                   983,676                      991,086
   12    1/31/95                 1,004,021                    1,012,504
   13    2/28/95                 1,049,797                    1,052,832
   14    3/31/95                 1,076,245                    1,080,584
   15    4/30/95                 1,099,642                    1,107,437
   16    5/31/95                 1,140,332                    1,144,946
   17    6/30/95                 1,178,023                    1,181,470
   18    7/31/95                 1,219,913                    1,230,087
   19    8/31/95                 1,242,391                    1,242,080
   20    9/30/95                 1,289,389                    1,289,453
   21   10/31/95                 1,285,302                    1,276,507
   22   11/30/95                 1,358,865                    1,330,593
   23   12/31/95                 1,382,877                    1,352,348
   24    1/31/96                 1,439,578                    1,388,577
   25    2/29/96                 1,462,678                    1,412,864
   26    3/31/96                 1,489,979                    1,428,320
   27    4/30/96                 1,518,329                    1,463,614
   28    5/31/96                 1,542,480                    1,503,629
   29    6/30/96                 1,538,200                    1,491,254
   30    7/31/96                 1,464,400                    1,410,801
   31    8/31/96                 1,520,277                    1,455,933
   32    9/30/96                 1,588,806                    1,533,447
   33   10/31/96                 1,622,543                    1,554,884
   34   11/30/96                 1,735,351                    1,657,895
   35   12/31/96                 1,737,594                    1,639,211
   36    1/31/97                 1,800,717                    1,726,958
   37    2/28/97                 1,811,046                    1,726,163
   38    3/31/97                 1,751,366                    1,649,815
   39    4/30/97                 1,805,308                    1,721,764
   40    5/31/97                 1,937,291                    1,843,751
   41    6/30/97                 2,028,487                    1,928,453
   42    7/31/97                 2,183,729                    2,076,712
   43    8/31/97                 2,098,633                    1,998,648
   44    9/30/97                 2,192,928                    2,116,589
   45   10/31/97                 2,076,785                    2,046,085
   46   11/30/97                 2,118,182                    2,113,074
   47   12/31/97                 2,167,878                    2,152,123
   48    1/31/98                 2,182,676                    2,163,809
   49    2/28/98                 2,372,581                    2,231,335
   50    3/31/98                 2,509,461                    2,437,518
   51    4/30/98                 2,484,798                    2,466,451
   52    5/31/98                 2,449,037                    2,400,819
   53    6/30/98                 2,464,186                    2,848,991
   54    7/31/98                 2,402,303                    2,430,545
   55    8/31/98                 2,059,471                    2,052,036
   56    9/30/98                 2,209,228                    2,186,075
   57   10/31/98                 2,337,550                    2,348,719
   58   11/30/98                 2,476,563                    2,496,618
   59   12/31/98                 2,570,544                    2,656,377
   60    1/31/99                 2,553,433                    2,754,025
   61    2/28/99                 2,459,983                    2,654,192
   62    3/31/99                 2,540,271                    2,756,617
   63    4/30/99                 2,769,291                    2,888,742
   64    5/31/99                 2,735,069                    2,825,507
   65    6/30/99                 2,839,189                    2,971,784
   66    7/31/99                 2,720,229                    2,876,508
   67    8/31/99                 2,625,060                    2,849,699
   68    9/30/99                 2,434,723                    2,775,237
   69   10/31/99                 2,436,045                    2,951,728
   70   11/30/99                 2,450,585                    3,050,581
   71   12/31/99                 2,463,489                    3,282,215

Fund returns are net of all fees and costs, while the Index returns are based solely on market returns without deduction for fees or transaction costs for rebalancing.

================================================================================

U.S. Equity Fund

--------------------------------------------------------------------------------

[BRINSON LOGO]
Total Return


                                       6 months    1 year    6/30/97*
                                         ended     ended      to
                                       12/31/99   12/31/99  12/31/99
---------------------------------------------------------------------
Brinson U.S. Equity Fund Class N        -13.20%    -4.22%     7.77%
---------------------------------------------------------------------
Wilshire 5000 Equity Index               10.45     23.56     23.70
---------------------------------------------------------------------

*Inception date of the Brinson U.S. Equity Fund Class N.

Total return includes reinvestment of all capital gain and income distributions.

All total returns in excess of 1 year are average annualized returns.

Illustration of an Assumed Investment of $1,000,000

This chart shows the growth in the value of an investment in the Brinson U.S. Equity Fund Class N and the Wilshire 5000 Equity Index if you had invested $1,000,000 on June 30, 1997, and had reinvested all your income dividends and capital gain distributions through December 31, 1999. No adjustment has been made for any income taxes payable by shareholders on income dividends and capital gain distributions. Past performance is no guarantee of future results. Share price and return will vary with market conditions; investors may realize a gain or loss upon redemption.

Brinson U.S. Equity Fund Class N
vs. Wilshire 5000 Equity Index
Wealth Value with Dividends Reinvested

------------------------------------------------------------------------
          Label                      A                             B
------------------------------------------------------------------------
Label              Brinson U.S Equity Fund    Wilshire 5000 Equity Index
                                   Class N
------------------------------------------------------------------------
    1    6/30/97                 1,000,000                     1,000,000
    2    7/31/97                 1,076,531                     1,076,880
    3    8/31/97                 1,034,580                     1,036,400
    4    9/30/97                 1,080,499                     1,097,558
    5   10/31/97                 1,023,243                     1,060,998
    6   11/30/97                 1,043,084                     1,095,735
    7   12/31/97                 1,067,291                     1,115,985
    8    1/31/98                 1,074,557                     1,122,044
    9    2/28/98                 1,168,071                     1,203,729
   10    3/31/98                 1,234,245                     1,263,976
   11    4/30/98                 1,222,103                     1,278,979
   12    5/31/98                 1,203,890                     1,244,946
   13    6/30/98                 1,210,968                     1,288,593
   14    7/31/98                 1,179,902                     1,260,360
   15    8/31/98                 1,011,779                     1,064,084
   16    9/30/98                 1,083,049                     1,133,590
   17   10/31/98                 1,165,282                     1,217,930
   18   11/30/98                 1,214,013                     1,294,623
   19   12/31/98                 1,259,349                     1,377,466
   20    1/31/99                 1,250,932                     1,428,101
   21    2/28/99                 1,204,961                     1,376,333
   22    3/31/99                 1,243,810                     1,429,445
   23    4/30/99                 1,355,824                     1,497,958
   24    5/31/99                 1,338,342                     1,465,168
   25    6/30/99                 1,389,546                     1,541,020
   26    7/31/99                 1,331,080                     1,491,615
   27    8/31/99                 1,284,307                     1,477,713
   28    9/30/99                 1,190,761                     1,439,100
   29   10/31/99                 1,191,411                     1,530,620
   30   11/30/99                 1,198,557                     1,581,880
   31   12/31/99                 1,206,153                     1,701,994

Fund returns are net of all fees and costs, while the Index returns are based solely on market returns without deduction for fees or transaction costs for rebalancing.

================================================================================
20

U.S. Equity Fund

--------------------------------------------------------------------------------
[BRINSON LOGO]

Industry Diversification

As a Percent of Net Assets
As of December 31, 1999 (Unaudited)
--------------------------------------------------------------------------------
U.S. EQUITIES
Energy........................................................    0.57%
Capital Investment
        Capital Goods.........................................    5.02
        Technology............................................   16.51
                                                                ------
                                                                 21.53
Basic Industries
        Chemicals.............................................    2.50
        Housing/Paper.........................................    8.31
        Metals................................................    3.80
                                                                ------
                                                                 14.61
Consumer
        Non-Durables..........................................    2.06
        Retail/Apparel........................................    5.53
        Autos/Durables........................................    3.63
        Health: Drugs.........................................    5.60
        Health: Non-Drugs.....................................    5.00
                                                                ------
                                                                 21.82

Financial
        Banks.................................................    8.67%
        Non-Banks.............................................    4.93
                                                                ------
                                                                 13.60
Utilities
        Electric..............................................    7.07
        Telephone.............................................    3.42
                                                                ------
                                                                 10.49
Transportation................................................    7.85
Services/Misc.................................................    5.73
                                                                ------
                Total U.S. Equities...........................   96.20*

SHORT-TERM INVESTMENTS........................................    3.52*
                                                                ------
                TOTAL INVESTMENTS.............................   99.72
CASH AND OTHER ASSETS,
LESS LIABILITIES..............................................    0.28
                                                                ------
NET ASSETS....................................................  100.00%
                                                                ======
--------------------------------------------------------------------------------
*The Fund held a long position in stock index futures which increased U.S.
 Equity exposure from 96.20% to 99.66%. This adjustment results in a net decrease in the Fund's exposure to Short-Term Investments from 3.52% to 0.06%.

Top Ten U.S. Equity Holdings

As of December 31, 1999 (Unaudited)

                                                  Percent of
                                                  Net Assets
------------------------------------------------------------
 1.  FDX Corp.                                         3.66%
 2.  Electronic Data Systems Corp.                     3.54
 3.  Burlington Northern Santa Fe Corp.                2.97
 4.  General Instrument Corp.                          2.59
 5.  CIGNA Corp.                                       2.39
 6.  Allergan, Inc.                                    2.18
 7.  Compuware Corp.                                   2.17
 8.  Compaq Computer Corp.                             2.05
 9   Nextel Communications, Inc., Class A              2.03
10.  First Data Corp.                                  1.97
------------------------------------------------------------

================================================================================

                  U.S. Equity Fund - Schedule of Investments

December 31, 1999 (Unaudited)

--------------------------------------------------------------------------------

                                                                             Shares            Value
                                                                           ---------        ------------
U.S. Equities - 96.20%
Advanced Micro Devices, Inc. (b).......................................       259,900       $  7,520,856
Allergan, Inc..........................................................       221,400         11,014,650
Alza Corp. (b).........................................................       105,800          3,663,325
American Standard Companies., Inc. (b).................................       126,800          5,816,950
AmSouth Bancorp........................................................       148,209          2,862,286
Aon Corp...............................................................       140,350          5,614,000
Armstrong World Industries, Inc........................................        33,500          1,118,063
Baxter International, Inc..............................................       135,100          8,485,969
Burlington Northern Santa Fe Corp......................................       616,900         14,959,825
Central & South West Corp..............................................       335,000          6,700,000
Champion Enterprises, Inc. (b).........................................       108,100            925,606
Champion International Corp............................................        38,300          2,372,206
Chase Manhattan Corp...................................................       106,700          8,289,256
CIGNA Corp.............................................................       149,650         12,056,178
Circuit City Stores-Circuit City Group.................................       101,700          4,582,856
CMS Energy Corp........................................................       113,750          3,547,578
CommScope, Inc. (b)....................................................        44,899          1,809,991
Compaq Computer Corp...................................................       382,500         10,351,406
Computer Sciences Corp. (b)............................................        84,400          7,986,350
Compuware Corp. (b)....................................................       294,500         10,970,125
Consolidated Stores Corp. (b)..........................................       151,900          2,468,375
Corning, Inc...........................................................        40,700          5,247,756
Covance, Inc. (b)......................................................       107,550          1,162,884
Delhaize America, Inc..................................................        77,232          1,568,775
Dial Corp..............................................................        87,200          2,120,050
Dominion Resources, Inc................................................       169,400          6,648,950
Eastman Chemical Co....................................................        67,950          3,240,366
Electronic Data Systems Corp...........................................       266,900         17,865,619
Eli Lilly and Co.......................................................        57,700          3,837,050
Emerson Electric Co....................................................       153,700          8,818,537
Entergy Corp...........................................................       236,500          6,089,875
FDX Corp. (b)..........................................................       451,600         18,487,375
Federal-Mogul Corp.....................................................       171,300          3,447,413
Federated Department Stores, Inc. (b)..................................        44,300          2,239,919
First Data Corp........................................................       201,430          9,933,017
Fleet Boston Financial Corp............................................       233,955          8,144,558
Fleetwood Enterprises, Inc.............................................        78,700          1,623,188
Fort James Corp........................................................       213,600          5,847,300
Gateway Inc. (b).......................................................        53,300          3,840,931
GATX Corp..............................................................        49,400          1,667,250
General Instrument Corp................................................       153,450         13,043,250
Genzyme Corp. (b)......................................................        81,450          3,665,250
GreenPoint Financial Corp..............................................       236,900          5,641,181
Hibernia Corp..........................................................       179,250          1,904,531
Household International, Inc...........................................       199,600          7,435,100
Illinois Tool Works, Inc...............................................       139,300          9,411,456
IMC Global, Inc........................................................       262,800          4,303,350
Johnson Controls, Inc..................................................        79,000          4,493,125
Kimberly-Clark Corp....................................................       135,750          8,857,687
Kroger Co. (b).........................................................       102,200          1,929,025
Lafarge Corp...........................................................        98,400          2,718,300
Lear Corp. (b).........................................................       151,350          4,843,200
Lexmark International Group, Inc. (b)..................................        30,500          2,760,250
Lincoln National Corp..................................................        60,300          2,412,000
Lockheed Martin Corp...................................................       237,352          5,192,075
Lyondell Chemical Co...................................................       177,250          2,259,938
Martin Marietta Materials, Inc.........................................        73,707          3,021,987
Masco Corp.............................................................       384,600          9,759,225
Mattel, Inc............................................................       387,600          5,087,250
Mead Corp..............................................................        79,000          3,431,563
Monsanto Co............................................................       129,400          4,609,875
National Service Industries, Inc.......................................        60,600          1,787,700
New York Times Co......................................................       107,200          5,266,200
Newell Rubbermaid, Inc.................................................       250,700          7,270,300
Nextel Communications, Inc., Class A (b)...............................        99,350         10,245,469
Norfolk Southern Corp..................................................       218,500          4,479,250
Owens-Illinois, Inc. (b)...............................................        67,900          1,701,744
Peco Energy Co.........................................................       111,000          3,857,250
Pentair, Inc...........................................................        83,800          3,226,300
Philip Morris Companies, Inc...........................................       195,550          4,534,316
PNC Bank Corp..........................................................       100,400          4,467,800
Praxair, Inc...........................................................        55,600          2,797,375
Raytheon Co., Class B..................................................       229,650          6,100,078
Reliaster Financial Corp...............................................        60,600          2,374,763
SBC Communications, Inc................................................       143,500          6,995,625
Southdown, Inc.........................................................        85,140          4,395,352
St. Jude Medical, Inc. (b).............................................       174,500          5,354,969
Torchmark Corp.........................................................        82,600          2,400,563
Tyson Foods, Inc.......................................................       229,250          3,725,312
U.S. Bancorp...........................................................       158,141          3,765,733
Ultramar Diamond Shamrock Corp.........................................       127,018          2,881,721
Unisys Corp. (b).......................................................        99,500          3,177,781
United Healthcare Corp.................................................       123,300          6,550,312
USG Corp...............................................................        56,500          2,662,563
Viad Corp..............................................................       121,150          3,377,056
W.W. Grainger, Inc.....................................................        80,400          3,844,125
Watson Pharmaceutical Co. (b)..........................................       143,400          5,135,512
Wells Fargo and Co.....................................................       215,200          8,702,150
Westvaco Corp..........................................................       100,200          3,269,025
Xerox Corp.............................................................       297,300          6,744,994
York International Corp................................................        92,600          2,540,713
                                                                                            ------------
Total U.S. Equities (Cost $439,940,416)................................                      485,358,333
                                                                                            ------------
Short-Term Investments - 3.52%
Investment Companies - 3.52%
Brinson Supplementary Trust U.S. Cash Management
Prime Fund (Cost $17,738,488)..........................................    17,738,488         17,738,488
                                                                                            ------------
Total Investments
(Cost $457,678,904) - 99.72% (a).......................................                      503,096,821
Cash and other assets, less liabilities - 0.28%........................                        1,405,055
                                                                                            ------------
Net Assets - 100%......................................................                     $504,501,876
                                                                                            ============

              See accompanying notes to schedule of investments.

===============================================================================
 22

                  U.S. Equity Fund -- Schedule of Investments


December 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

NOTES TO SCHEDULE OF INVESTMENTS

(a) Aggregate cost for federal income tax purposes was $457,678,904; and net unrealized appreciation consisted of:

          Gross unrealized appreciation..................  $   97,065,747
          Gross unrealized depreciation..................     (51,647,830)
                                                           --------------
              Net unrealized appreciation................  $   45,417,917
                                                           ==============
(b) Non-income producing security.

FUTURES CONTRACTS

The U.S. Equity Fund had the following open futures contracts as of December 31, 1999:

                                                            Expiration                       Current          Unrealized
                                                               Date             Cost          Value              Gain
                                                           -----------      ------------    -----------       ------------
          Index Futures Buy Contracts
          Standard & Poor's 500, 47 contracts............  March 2000       $17,310,345     $17,439,350        $   129,005
                                                                                                               ===========

The segregated cash pledged to cover margin requirements for the open futures positions at December 31, 1999 was $956,250.

                See accompanying notes to financial statements.


--------------------------------------------------------------------------------

                   U.S. Equity Fund -- Financial Statements


--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1999 (UNAUDITED)

ASSETS:
  Investments, at value:
    Unaffiliated issuers (Cost $439,940,416)............................................     $    485,358,333
    Affiliated issuers (Cost $17,738,488)...............................................           17,738,488
  Cash..................................................................................              915,483
  Receivables:
    Dividends...........................................................................              948,360
    Interest............................................................................                8,302
    Variation margin....................................................................               39,950
  Other assets..........................................................................                7,343
                                                                                             ----------------
      TOTAL ASSETS......................................................................          505,016,259
                                                                                             ----------------
LIABILITIES:
  Payables:
    Investment securities purchased.....................................................              203,681
    Investment advisory fees............................................................              310,702
                                                                                             ----------------
      TOTAL LIABILITIES.................................................................              514,383
                                                                                             ----------------
NET ASSETS..............................................................................     $    504,501,876
                                                                                             ================

NET ASSETS CONSIST OF:
  Paid in capital.......................................................................     $    447,548,416
  Accumulated undistributed net investment income.......................................            2,575,151
  Accumulated net realized gain.........................................................            8,831,387
  Net unrealized appreciation...........................................................           45,546,922
                                                                                             ----------------
      NET ASSETS........................................................................     $    504,501,876
                                                                                             ================
OFFERING PRICE PER SHARE:
  Brinson Class I:
    Net asset value, offering price and redemption price per share (Based on net
     assets of $445,593,097 and 26,487,668 shares issued and outstanding)...............     $          16.82
                                                                                             ================

  Brinson Class N:
    Net asset value, offering price and redemption price per share (Based on net
     assets of $8,136,405 and 485,875 shares issued and outstanding)....................     $          16.75
                                                                                             ================

  UBS Investment Funds Class:
    Net asset value, offering price and redemption price per share (Based on net
     assets of $50,772,374 and 3,032,044 shares issued and outstanding).................     $          16.75
                                                                                             ================

                See accompanying notes to financial statements.



--------------------------------------------------------------------------------
24

                    U.S. Equity Fund -- Financial Statements


--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED DECEMBER 31, 1999 (Unaudited)

INVESTMENT INCOME:
  Dividends.....................................................      $       4,864,406
  Interest......................................................                489,563
                                                                      -----------------
      TOTAL INCOME..............................................              5,353,969
                                                                      -----------------
EXPENSES:
  Advisory......................................................              2,275,632
  Distribution..................................................                167,143
  Administration................................................                 29,871
  Other.........................................................                302,235
                                                                      -----------------
      TOTAL EXPENSES............................................              2,774,881
      Earnings credits..........................................                   (528)
      NET EXPENSES..............................................              2,774,353
                                                                      -----------------
      NET INVESTMENT INCOME.....................................              2,579,616
                                                                      -----------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
  Net realized gain on:
    Investments.................................................             16,528,414
    Futures contracts...........................................              1,121,164
                                                                      -----------------
      Net realized gain.........................................             17,649,578
                                                                      -----------------
  Change in net unrealized appreciation or depreciation on:
    Investments.................................................           (123,031,905)
    Futures contracts...........................................                129,005
                                                                      -----------------
      Change in net unrealized appreciation or depreciation.....           (122,902,900)
                                                                      -----------------
  Net realized and unrealized loss..............................           (105,253,322)
                                                                      -----------------
  Net decrease in net assets resulting from operations..........      $    (102,673,706)
                                                                      =================

                See accompanying notes to financial statements.



--------------------------------------------------------------------------------

                   U.S. Equity Fund -- Financial Statements


--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                        Six Months Ended          Year
                                                                                        December 31, 1999         Ended
                                                                                            (Unaudited)        June 30, 1999
                                                                                        -----------------    -----------------
OPERATIONS:
  Net investment income............................................................     $       2,579,616    $       5,562,471
  Net realized gain................................................................            17,649,578           53,949,031
  Change in net unrealized appreciation or depreciation............................          (122,902,900)          51,667,938
                                                                                        -----------------    -----------------
  Net increase (decrease) in net assets resulting from operations..................          (102,673,706)         111,179,440
                                                                                        -----------------    -----------------
DISTRIBUTIONS TO SHAREHOLDERS:
  Distributions from net investment income:
    Brinson Class I................................................................            (1,354,936)          (5,223,351)
    Brinson Class N................................................................               (12,687)             (28,171)
    UBS Investment Funds Class.....................................................                    --             (190,578)
  Distributions from net realized gain:
    Brinson Class I................................................................           (46,078,258)         (36,404,562)
    Brinson Class N................................................................              (773,650)            (234,496)
    UBS Investment Funds Class.....................................................            (5,191,383)          (3,937,537)
                                                                                        -----------------    -----------------
  Total distributions to shareholders..............................................           (53,410,914)         (46,018,695)
                                                                                        -----------------    -----------------
CAPITAL SHARE TRANSACTIONS:
  Shares sold......................................................................            70,513,579          283,730,686
  Shares issued in connection with the acquisition of the UBS Value Equity Fund....                    --           23,269,419
  Shares issued on reinvestment of distributions...................................            48,416,091           42,645,369
  Shares redeemed..................................................................          (248,393,696)        (285,854,547)
                                                                                        -----------------    -----------------
  Net increase (decrease) in net assets resulting from capital share transactions..          (129,464,026)          63,790,927
                                                                                        -----------------    -----------------
       TOTAL INCREASE (DECREASE) IN NET ASSETS.....................................          (285,548,646)         128,951,672
                                                                                        -----------------    -----------------
NET ASSETS:
  Beginning of period..............................................................           790,050,522          661,098,850
                                                                                        -----------------    -----------------
  End of period (including accumulated undistributed net investment income of
  $2,575,151 and $1,363,158, respectively).........................................     $     504,501,876    $     790,050,522
                                                                                        =================    =================


                See accompanying notes to financial statements.



--------------------------------------------------------------------------------
26

                   U.S. Equity Fund -- Financial Highlights


--------------------------------------------------------------------------------
The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

                                                       Six Months Ended
                                                       December 31, 1999                       Year Ended June 30,
                                                                             -----------------------------------------------------
Brinson Class I                                           (Unaudited)           1999       1998      1997       1996      1995
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period................      $  21.48          $  19.91    $  17.64   $  14.59   $  11.53   $  9.65
                                                          --------          --------    --------   --------   --------   -------
    Income (loss) from investment operations:
      Net investment income.........................          0.06*             0.17*       0.19       0.15       0.17      0.16
      Net realized and unrealized gain (loss).......         (2.90)             2.67        3.39       4.27       3.31      1.89
                                                          --------          --------    --------   --------   --------   -------
          Total income (loss) from investment
              operations............................         (2.84)             2.84        3.58       4.42       3.48      2.05
                                                          --------          --------    --------   --------   --------   -------
    Less distributions:
      Distributions from net investment income......         (0.05)            (0.15)      (0.18)     (0.14)     (0.17)    (0.14)
      Distributions from net realized gain..........         (1.77)            (1.12)      (1.13)     (1.23)     (0.25)    (0.03)
                                                          --------          --------    --------   --------   --------   -------
          Total distributions.......................         (1.82)            (1.27)      (1.31)     (1.37)     (0.42)    (0.17)
                                                          --------          --------    --------   --------   --------   -------
Net asset value, end of period......................      $  16.82          $  21.48    $  19.91   $  17.64   $  14.59   $ 11.53
                                                          ========          ========    ========   ========   ========   =======
Total return (non-annualized).......................        (13.13)%           15.22%      21.48%     31.87%     30.57%    21.45%
Ratios/Supplemental data:
    Net assets, end of period (in 000s).............      $445,593          $713,321    $605,768   $337,949   $126,342   $42,573
    Ratio of expenses to average net assets:
      Before expense reimbursement
        and earnings credits........................          0.80%**           0.80%       0.80%      0.89%      1.14%     1.70%
      After expense reimbursement and earnings
        credits.....................................           N/A               N/A         N/A       0.80%      0.80%     0.80%
    Ratio of net investment income to average net
        assets:
      Before expense reimbursement
        and earnings credits........................          0.84%**           0.82%       1.12%      1.06%      1.13%     1.09%
      After expense reimbursement and earnings
        credits.....................................           N/A               N/A         N/A       1.15%      1.47%     1.99%
    Portfolio turnover rate.........................            26%               48%         42%        43%        36%       33%

    * The net investment income per share data was determined by using average shares outstanding throughout the period
    **  Annualized
N/A =   Not Applicable

                See accompanying notes to financial statements.


================================================================================

                    U.S. Equity Fund -- Financial Highlights


--------------------------------------------------------------------------------
The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

                                                                           Six Months Ended
                                                                           December 31, 1999       Year Ended       Year Ended
Brinson Class N                                                               (Unaudited)         June 30, 1999    June 30, 1998
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period...............................          $ 21.39                $  19.88          $  17.64
                                                                             -------                --------          --------
 Income from investment operations:
   Net investment income...........................................             0.06*                   0.08*             0.15
   Net realized and unrealized gain (loss).........................            (2.90)                   2.67              3.37
                                                                             -------                --------          --------
     Total income (loss) from investment operations................            (2.84)                   2.75              3.52
                                                                             -------                --------          --------
 Less distributions:...............................................
   Distributions from net investment income........................            (0.03)                  (0.12)            (0.15)
   Distributions from net realized gain............................            (1.77)                  (1.12)            (1.13)
                                                                             -------                --------          --------
     Total distributions...........................................            (1.80)                  (1.24)            (1.28)
                                                                             -------                --------          --------
Net asset value, end of period.....................................          $ 16.75                $  21.39          $  19.88
                                                                             =======                ========          ========
Total return (non-annualized)......................................           (13.20)%                 14.75%            21.10%
Ratios/Supplemental data:
 Net assets, end of period (in 000s)...............................          $ 8,136                $  7,563          $    268
 Ratio of gross expenses to average net assets.....................             1.05%**                 1.05%             1.05%
 Ratio of net investment income to average net assets..............             0.59%**                 0.57%             0.87%
 Portfolio turnover rate...........................................               26%                     48%               42%

  * The net investment income per share data was determined by using average shares outstanding throughout the period
  **  Annualized

                See accompanying notes to financial statements.


================================================================================
28

                     U.S. Large Capitalization Equity Fund


--------------------------------------------------------------------------------

[BRINSON LOGO]

Since its inception on April 30, 1998, the Brinson U.S. Large Capitalization Equity Fund Class I has provided an annualized return of -3.53% compared to the 19.85% return of its benchmark, the S&P 500 Equity Index. Results for the one-year period were also disappointing, with the Fund returning -11.05% versus the benchmark return of 21.04%. While these results are well below our expectations, we feel the Fund is very well positioned to take advantage of the current market environment--which has seen many sectors and market segments driven to extreme levels of over-and under-valuation.

For 1999, market exposure detracted very modestly from active returns, consistent with a slightly below market beta and very strong returns. Results suffered from a meaningful underweight in the high momentum, high price/earnings and large capitalization stocks. Our Fund has minimal exposure to such stocks based upon our valuation analysis, which indicates they are meaningfully overvalued. Industry exposures also detracted from active returns, with negative contributions from the relative underweights in semiconductors and computer software and overweights in railroads and tobacco. These negative returns were only partially offset by positive contributions from our underweights in food and beverages, drugs and specialty retail and overweights in information services.

Stock selection had the largest negative impact on active returns for the full year. The strongest contributors were Corning, First Data and Computer Sciences while the biggest detractors were Xerox, Lockheed Martin, FDX Corp., and Raytheon. Given the momentum orientation of the current market environment, companies that reported any disappointment in expected earnings were heavily penalized.

A relatively narrow segment of the largest capitalization stocks, especially in the technology sector, continued to dominate market performance. Technology, with a return of 79% for the year, had the best return of any sector and its heavy weighting in the S&P 500 Index (30% at year-end) resulted in contributing about 67% of the Index's year-to-date return. We believe investors have been too willing to pay significant premiums for the perception of strong top-line growth and to assume strong relative earnings growth far into the future. We remain convinced that there are greater relative values away from such issues, which are dominated by momentum investors. Specifically, the Fund's most important factor exposures, as we enter 2000, include underweights in size, momentum and growth and overweights in the traditional value measures of earnings/price, book/price and yield. From an industry standpoint, the Fund is underweight in technology hardware, retail, drugs and energy and overweight in transportation, banks, information services and electric utilities.


================================================================================

                     U.S. Large Capitalization Equity Fund


--------------------------------------------------------------------------------
[BRINSON LOGO]

Total Return

                                                            6 months     1 year     4/30/98*
                                                              ended       ended        to
                                                            12/31/99    12/31/99    12/31/99
-------------------------------------------------------------------------------------------------
Brinson U.S. Large Capitalization Equity Fund Class I       -17.67%      -11.05%     -3.53%
-------------------------------------------------------------------------------------------------
S&P 500 Equity Index                                          7.71        21.04      19.85
-------------------------------------------------------------------------------------------------

* Performance inception date of the Brinson U.S. Large Capitalization Equity Fund Class I.

Total return includes reinvestment of all capital gain and income distributions.

All total returns in excess of 1 year are average annualized returns.

Illustration of an Assumed Investment of $1,000,000

This chart shows the growth in the value of an investment in the Brinson U.S. Large Capitalization Equity Fund Class I and the S&P 500 Equity Index if you had invested $1,000,000 on April 30, 1998, and had reinvested all your income dividends and capital gain distributions through December 31, 1999. No adjustment has been made for any income taxes payable by shareholders on income dividends and capital gain distributions. Past performance is no guarantee of future results. Share price and return will vary with market conditions; investors may realize a gain or loss upon redemption.

Brinson U.S. Large Capitalization Equity Fund Class I vs. S&P 500 Equity Index

Wealth Value with Dividends Reinvested

------------------------------------------------------------------------------------
           Label                       A                                B
------------------------------------------------------------------------------------
                                Brinson U.S. Large
                            Capitalization Equity Fund
Label                               Class I                     S&P 500 Equity Index
------------------------------------------------------------------------------------
    1      4/30/98               1,000,000                          1,000,000
------------------------------------------------------------------------------------
    2      5/31/98                 983,723                            982,810
------------------------------------------------------------------------------------
    3      6/30/98                 998,652                          1,022,732
------------------------------------------------------------------------------------
    4      7/31/98                 980,310                          1,011,840
------------------------------------------------------------------------------------
    5      8/31/98                 850,893                            865,548
------------------------------------------------------------------------------------
    6      9/30/98                 917,130                            920,995
------------------------------------------------------------------------------------
    7     10/31/98                 984,386                            995,909
------------------------------------------------------------------------------------
    8     11/30/98               1,026,166                          1,056,263
------------------------------------------------------------------------------------
    9     12/31/98               1,058,703                          1,117,132
------------------------------------------------------------------------------------
   10      1/31/99               1,065,884                          1,163,846
------------------------------------------------------------------------------------
   11      2/28/99               1,032,030                          1,127,676
------------------------------------------------------------------------------------
   12      3/31/99               1,057,677                          1,172,792
------------------------------------------------------------------------------------
   13      4/30/99               1,147,954                          1,218,210
------------------------------------------------------------------------------------
   14      5/31/99               1,114,100                          1,189,443
------------------------------------------------------------------------------------
   15      6/30/99               1,143,860                          1,255,453
------------------------------------------------------------------------------------
   16      7/31/99               1,092,473                          1,216,261
------------------------------------------------------------------------------------
   17      8/31/99               1,060,614                          1,210,248
------------------------------------------------------------------------------------
   18      9/30/99                 968,118                          1,177,075
------------------------------------------------------------------------------------
   19     10/31/99                 965,035                          1,251,560
------------------------------------------------------------------------------------
   20     11/30/99                 955,786                          1,277,004
------------------------------------------------------------------------------------
   21     12/31/99                 941,729                          1,352,229
------------------------------------------------------------------------------------

4/30/98 = $1,000,000                                       Data through 12/31/99


Fund returns are net of all fees and costs, while the Index returns are based solely on market returns without deduction for fees or transaction costs for rebalancing.

================================================================================
30

U.S. Large Capitalization Equity Fund

-------------------------------------------------------------------------------
[BRINSON LOGO]

Total Return

                                                                           6 months        1 year        4/30/98*
                                                                             ended           ended          to
                                                                           12/31/99        12/31/99      12/31/99
----------------------------------------------------------------------------------------------------------------------
Brinson U.S. Large Capitalization Equity Fund Class N                      -17.67%          -11.12%        -3.74%
----------------------------------------------------------------------------------------------------------------------
S&P 500 Equity Index                                                         7.71            21.04         19.85
----------------------------------------------------------------------------------------------------------------------

* Performance inception date of the Brinson U.S. Large Capitalization Equity Fund Class N.

Total return includes reinvestment of all capital gain and income distributions.

All total returns in excess of 1 year are average annualized returns.

Illustration of an Assumed Investment of $1,000,000

This chart shows the growth in the value of an investment in the Brinson U.S. Large Capitalization Equity Fund Class N and the S&P 500 Equity Index if you had invested $1,000,000 on April 30, 1998, and had reinvested all your income dividends and capital gain distributions through December 31, 1999. No adjustment has been made for any income taxes payable by shareholders on income dividends and capital gain distributions. Past performance is no guarantee of future results. Share price and return will vary with market conditions; investors may realize a gain or loss upon redemption.

Brinson U.S. Large Capitalization Equity Fund Class N vs. S&P 500 Equity Index
Wealth Value with Dividends Reinvested

---------------------------------------------------------------------------------------------------------
              Label                             A                                    B
---------------------------------------------------------------------------------------------------------
Label                         Brinson U.S. Large Capitalization Equity        S&P Equity Index
---------------------------------------------------------------------------------------------------------
 1             4/30/98                        1,000,000                            1,000,000
---------------------------------------------------------------------------------------------------------
 2             5/31/98                          983,723                              982,810
---------------------------------------------------------------------------------------------------------
 3             6/30/98                          996,297                            1,022,732
---------------------------------------------------------------------------------------------------------
 4             7/31/98                          977,960                            1,011,840
---------------------------------------------------------------------------------------------------------
 5             8/31/98                          848,584                              865,548
---------------------------------------------------------------------------------------------------------
 6             9/30/98                          914,800                              920,995
---------------------------------------------------------------------------------------------------------
 7            10/31/98                          981,016                              995,909
---------------------------------------------------------------------------------------------------------
 8            11/30/98                        1,023,802                            1,056,263
---------------------------------------------------------------------------------------------------------
 9            12/31/98                        1,055,758                            1,117,132
---------------------------------------------------------------------------------------------------------
10             1/31/99                        1,062,927                            1,163,846
---------------------------------------------------------------------------------------------------------
11             2/28/99                        1,029,134                            1,127,676
---------------------------------------------------------------------------------------------------------
12             3/31/99                        1,054,734                            1,172,792
---------------------------------------------------------------------------------------------------------
13             4/30/99                        1,143,824                            1,218,210
---------------------------------------------------------------------------------------------------------
14             5/31/99                        1,110,031                            1,189,443
---------------------------------------------------------------------------------------------------------
15             6/30/99                        1,139,728                            1,255,453
---------------------------------------------------------------------------------------------------------
16             7/31/99                        1,088,527                            1,216,261
---------------------------------------------------------------------------------------------------------
17             8/31/99                        1,056,782                            1,210,248
---------------------------------------------------------------------------------------------------------
18             9/30/99                          964,621                            1,177,075
---------------------------------------------------------------------------------------------------------
19            10/31/99                          960,525                            1,251,560
---------------------------------------------------------------------------------------------------------
20            11/30/99                          951,309                            1,277,004
---------------------------------------------------------------------------------------------------------
21            12/31/99                          938,355                            1,352,229
---------------------------------------------------------------------------------------------------------

Fund returns are net of all fees and costs, while the Index returns are based solely on market returns without deduction for fees or transaction costs for rebalancing.

================================================================================

U.S. Large Capitalization Equity Fund

[BRINSON LOGO]

Industry Diversification

As a Percent of Net Assets
As of December 31, 1999 (Unaudited)
-------------------------------------------------------------------------------
U.S. EQUITIES
Capital Investment
        Capital Goods.......................................     5.33%
        Technology..........................................    19.11
                                                               ------
                                                                24.44
Basic Industries
        Chemicals...........................................     0.93
        Housing/Paper.......................................     2.94
        Metals..............................................     6.35
                                                               ------
                                                                10.22
Consumer
        Non-Durables........................................     1.50
        Retail/Apparel......................................     5.61
        Health: Drugs.......................................     2.80
        Health: Non-Drugs...................................     5.20
                                                               ------
                                                                15.11
Financial
        Banks...............................................    11.04%
        Non-Banks...........................................     5.85
                                                               ------
                                                                16.89
Utilities
        Electric............................................     8.76
        Telephone...........................................     2.32
                                                               ------
                                                                11.08

Transportation..............................................    12.54
Services/Miscellaneous......................................     5.76
                                                               ------
                Total U.S. Equities.........................    96.04*

SHORT-TERM INVESTMENTS......................................     3.43*
                                                               ------
                TOTAL INVESTMENTS...........................    99.47
CASH AND OTHER ASSETS,
        LESS LIABILITIES....................................     0.53
                                                               ------
NET ASSETS..................................................   100.00%
                                                               ======

--------------------------------------------------------------------------------

* The Fund held a long position in stock index futures which increased U.S. Equity exposure from 96.04% to 99.79%. This adjustment results in a net decrease in the Fund's exposure to Short-Term Investments from 3.43% to -0.32%

Top 10 U.S. Equity Holdings

As of December 31, 1999 (Unaudited)

                                      Percent of
                                      Net Assets
-------------------------------------------------
 1.  FDX Corp.                               6.12%
 2.  Electronic Data Systems Corp.           5.91
 3.  Burlington Northern Santa Fe Corp.      4.95
 4.  CIGNA Corp.                             3.99
 5.  Compuware Corp.                         3.63
 6.  Compaq Computer Corp.                   3.42
 7.  First Data Corp.                        3.29
 8.  Masco Corp.                             3.23
 9.  Illinois Tool Works, Inc.               3.12
10.  Kimberly-Clark Corp.                    2.93
-------------------------------------------------

================================================================================
32

           U.S. Large Capitalization Equity Fund - Schedule of Investments


December 31, 1999 (Unaudited)

--------------------------------------------------------------------------------
                                                    Shares          Value
                                                  ---------      -----------
U.S. Equities - 96.04%
Aon Corp........................................     13,750      $   550,000
Baxter International, Inc.......................     13,200          829,125
Burlington Northern Santa Fe Corp...............     60,500        1,467,125
Central & South West Corp.......................     32,800          656,000
Chase Manhattan Corp............................     10,500          815,719
CIGNA Corp......................................     14,700        1,184,269
Compaq Computer Corp............................     37,500        1,014,844
Computer Sciences Corp. (b).....................      8,300          785,388
Compuware Corp. (b).............................     28,900        1,076,525
Corning, Inc....................................      4,000          515,750
Covance, Inc. (b)...............................      6,500           70,281
Dominion Resources, Inc.........................     16,600          651,550
Electronic Data Systems Corp....................     26,200        1,753,762
Eli Lilly and Co................................      5,700          379,050
Emerson Electric Co.............................     15,100          866,363
Entergy Corp....................................     16,400          422,300
FDX Corp. (b)...................................     44,300        1,813,531
First Data Corp.................................     19,800          976,387
Fleet Boston Financial Corp.....................     22,985          800,165
Gateway, Inc. (b)...............................      5,200          374,725
Household International, Inc....................     19,600          730,100
Illinois Tool Works, Inc........................     13,700          925,606
Kimberly-Clark Corp.............................     13,300          867,825
Kroger Co. (b)..................................     10,000          188,750
Lexmark International Group, Inc. (b)...........      2,900          262,450
Lockheed Martin Corp............................     21,400          468,125
Masco Corp......................................     37,700          956,637
Mattel, Inc.....................................     38,000          498,750
Monsanto Co.....................................     12,700          452,438
Newell Rubbermaid, Inc..........................     24,600      $   713,400
Norfolk Southern Corp...........................     21,400          438,700
Philip Morris Companies, Inc....................     19,200          445,200
PNC Bank Corp...................................      9,800          436,100
Praxair, Inc....................................      5,500          276,719
Raytheon Co., Class B...........................     22,500          597,656
SBC Communications, Inc.........................     14,100          687,375
U.S. Bancorp....................................     15,500          369,094
United Healthcare Corp..........................     12,100          642,813
Wells Fargo and Co..............................     21,100          853,231
Xerox Corp......................................     29,200          662,475
                                                                 -----------
Total U.S. Equities (Cost $31,220,080)..........                  28,476,303
                                                                 -----------

Short Term Investments - 3.43%
Investment Companies - 3.43%
Brinson Supplementary Trust U.S. Cash
  Management Prime Fund
  (Cost $1,018,306).............................  1,018,306        1,018,306
                                                                 -----------

Total Investments
  (Cost $32,238,386) - 99.47% (a)...............                  29,494,609

Cash and other assets,
  less liabilities - 0.53%......................                     156,596
                                                                 -----------
Net Assets - 100%...............................                 $29,651,205
                                                                 ===========


NOTES TO SCHEDULE OF INVESTMENTS
(a) Aggregate cost for federal income tax purposes was $32,238,386; and net unrealized depreciation consisted of:

          Gross unrealized appreciation...................  $ 1,215,839
          Gross unrealized depreciation...................   (3,959,616)
                                                            -----------
               Net unrealized depreciation................  $(2,743,777)
                                                            ===========

(b) Non-income producing security

FUTURES CONTRACTS
The U.S. Large Capitalization Equity Fund had the following open futures contracts as of December 31, 1999:

                                                              Expiration                     Current      Unrealized
                                                                 Date           Cost          Value          Gain
                                                              ----------    ------------  ------------   -------------
          Index Futures Buy Contracts
          Standard & Poor's 500, 3 contracts...............   March 2000     $1,108,514    $1,113,150      $ 4,636
                                                                                                           =======

The segregated cash pledged to cover margin requirements for the open futures positions at December 31, 1999 was $93,750.


               See accompanying notes to financial statements.


--------------------------------------------------------------------------------

           U. S. Large Capitalization Equity Fund - Financial Statements

--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1999 (Unaudited)
ASSETS:
 Investments, at value:
   Unaffiliated issuers (Cost $31,220,080)....................     $ 28,476,303
   Affiliated issuers (Cost $1,018,306).......................        1,018,306
 Cash.........................................................          106,990
 Receivables:
   Dividends..................................................           52,604
   Interest...................................................              752
   Variation margin...........................................            2,843
 Other assets.................................................           19,431
                                                                   ------------
     TOTAL ASSETS.............................................       29,677,229
                                                                   ------------

LIABILITIES:
 Payables:
  Investment advisory fees....................................            6,834
  Accrued expenses............................................           19,190
                                                                   ------------
     TOTAL LIABILITIES........................................           26,024
                                                                   ------------
NET ASSETS....................................................     $ 29,651,205
                                                                   ============

NET ASSETS CONSIST OF:
 Paid in capital..............................................     $ 34,129,717
 Accumulated undistributed net investment income..............           16,008
 Distributions in excess of net realized gain.................       (1,755,379)
 Net unrealized depreciation..................................       (2,739,141)
                                                                   ------------
     NET ASSETS...............................................     $ 29,651,205
                                                                   ============

OFFERING PRICE PER SHARE:
 Brinson Class I:
  Net asset value, offering price and redemption
   price per share (Based on net assets of
    $29,011,865 and 3,569,134 shares issued and outstanding)..     $       8.13
                                                                   ============

 Brinson Class N:
  Net asset value, offering price and redemption
   price per share (Based on net assets of
    $562,411 and 68,872 shares issued and outstanding)........     $       8.17
                                                                   ============

 UBS Investment Funds Class:
  Net asset value, offering price and redemption
  price per share (Based on net assets of
   $76,929 and 9,516 shares issued and outstanding)...........     $       8.08
                                                                   ============





                See accompanying notes to financial statements.


--------------------------------------------------------------------------------
34

        U. S. Large Capitalization Equity Fund Financial Statements

-------------------------------------------------------------------------------

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED DECEMBER 31, 1999 (Unaudited)

INVESTMENT INCOME:
  Dividends.................................................... $   201,610
  Interest.....................................................      31,884
                                                                -----------
         TOTAL INCOME..........................................     233,494
                                                                -----------
EXPENSES:
  Advisory.....................................................      85,880
  Registration.................................................      25,734
  Professional.................................................      19,450
  Printing.....................................................       8,030
  Distribution.................................................       2,932
  Other........................................................       5,285
                                                                -----------
         TOTAl EXPENSES........................................     147,311
         Expenses deferred by Advisor..........................     (46,252)
         Earnings credits......................................         (15)
                                                                -----------
         NET EXPENSES..........................................     101,044
                                                                -----------
         NET INVESTMENT INCOME.................................     132,450
                                                                -----------
         NET REALIZED AND UNREALIZED GAIN (LOSS):
  Net realized gain on:
    Investments................................................      89,048
    Futures contracts..........................................      71,238
                                                                -----------
         Net realized gain.....................................     160,286
                                                                -----------
Change in net unrealized appreciation or depreciation on:
    Investments................................................  (4,939,653)
    Futures contracts..........................................       4,636
                                                                -----------
         Change in net unrealized appreciation or depreciation.  (4,935,017)
                                                                -----------
Net realized and unrealized loss...............................  (4,774,731)
                                                                -----------
Net decrease in net assets resulting from operations........... $(4,642,281)
                                                                ===========


                See accompanying notes to financial statements.

================================================================================

          U.S. Large Capitalization Equity Fund Financial Statements

-------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS


                                                                                Six Months Ended           Year
                                                                                December 31, 1999         Ended
                                                                                   (Unaudited)         June 30, 1999
                                                                                -----------------      -------------
OPERATIONS:
  Net investment income......................................................        $   132,450       $     185,687
  Net realized gain..........................................................            160,286             339,283
  Change in net unrealized appreciation or depreciation......................         (4,935,017)          2,374,562
                                                                                ----------------       -------------
  Net increase (decrease) in net assets resulting from operations............         (4,642,281)          2,899,532
                                                                                ----------------       -------------

DISTRIBUTIONS TO SHAREHOLDERS:
  Distributions from net investment income:
     Brinson Class I.........................................................           (193,937)            (87,626)
     Brinson Class N.........................................................             (3,265)            (69,880)
     UBS Investment Funds Class..............................................               (496)                (12)

  Distributions in excess of net realized gain:
     Brinson Class I.........................................................         (2,112,125)                  -
     Brinson Class N.........................................................            (67,253)                  -
     UBS Investment Funds Class..............................................             (6,269)                  -
                                                                                ----------------       -------------
  Total distributions to shareholders........................................         (2,383,345)           (157,518)
                                                                                ----------------       -------------

CAPITAL SHARE TRANSACTIONS:
  Shares sold................................................................         17,125,025          24,853,429
  Shares issued on reinvestment of distributions.............................          1,897,089             147,324
  Shares redeemed............................................................         (8,774,987)        (17,500,436)
                                                                                ----------------       -------------
  Net increase in net assets resulting from capital share transactions.......         10,247,127           7,500,317
                                                                                ----------------       -------------
        TOTAL INCREASE IN NET ASSETS.........................................          3,221,501          10,242,331
                                                                                ----------------       -------------
NET ASSETS:
  Beginning of period........................................................         26,429,704          16,187,373
                                                                                ----------------       -------------
  End of period (including accumulated undistributed net investment
   income of $16,008 and $81,256, respectively)..............................        $29,651,205         $26,429,704
                                                                                ================       =============


                See accompanying notes to financial statements.

===============================================================================
36

         U.S. Large Capitalization Equity Fund -- Financial Highlights

--------------------------------------------------------------------------------

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

                                                                   Six Months Ended          Year           April 6, 1998*
                                                                   December 31, 1999         Ended             Through
Brinson Class I                                                       (Unaudited)        June 30, 1999      June 30, 1998
-------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period...........................         $  11.13            $   9.80              $ 10.00
                                                                        --------            --------              -------
  Income (loss) from investment operations:
    Net investment income......................................             0.05**              0.11**               0.02
    Net realized and unrealized gain (loss)....................            (2.01)               1.31                (0.20)
                                                                        --------            --------              -------
      Total income (loss) from investment operations...........            (1.96)               1.42                (0.18)
                                                                        --------            --------              -------
  Less distributions:
    Distributions from net investment income...................            (0.09)              (0.09)               (0.02)
    Distributions from and in excess of net realized gain......            (0.95)                 --                   --
                                                                        --------            --------              -------
      Total distributions......................................            (1.04)              (0.09)               (0.02)
                                                                        --------            --------              -------
Net asset value, end of period.................................         $   8.13            $  11.13              $  9.80
                                                                        ========            ========              =======
Total return (non-annualized)..................................           (17.67)%             14.54%               (1.83)%
Ratios/Supplemental data:
  Net assets, end of period (in 000s)..........................         $ 29,012            $ 22,668              $   154
  Ratio of expenses to average net assets:
    Before expense reimbursement and earnings credits..........             1.18%***            1.29%                1.59%***
    After expense reimbursement and earnings credits...........             0.80%***            0.80%                0.80%***
  Ratio of net investment income to average net assets:
    Before expense reimbursement and earnings credits..........             0.72%***            0.57%                0.52%***
    After expense reimbursement and earnings credits...........             1.10%***            1.06%                1.31%***
  Portfolio turnover rate......................................               84%                 88%                  12%

  * Commencement of investment operations
 ** The net investment income per share data was determined by using average shares outstanding throughout the period
*** Annualized

                See accompanying notes to financial statements

================================================================================

         U.S. Large Capitalization Equity Fund -- Financial Highlights

-------------------------------------------------------------------------------

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

                                                                      Six Months Ended         Year          April 6, 1998*
                                                                      December 31, 1999        Ended            Through
Brinson Class N                                                           (Unaudited)       June 30, 1999    June 30, 1998
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period...............................         $   11.13          $   9.78        $   10.00
                                                                            ---------          --------        ---------
  Income (loss) from investment operations:
    Net investment income..........................................              0.05**            0.09**           0.02
    Net realized and unrealized gain (loss)........................             (2.01)             1.31            (0.23)
                                                                            ---------          --------        ---------
        Total income (loss) from investment operations.............             (1.96)             1.40            (0.21)
                                                                            ---------          --------        ---------
  Less distributions:
    Distributions from net investment income.......................             (0.05)            (0.05)           (0.01)
    Distributions from net realized gain...........................             (0.95)               --               --
                                                                            ---------          --------        ---------
        Total distributions........................................             (1.00)            (0.05)           (0.01)
                                                                            ---------          --------        ---------
Net asset value, end of period.....................................         $    8.17          $  11.13        $    9.78
                                                                            =========          ========        =========
Total return (non-annualized)......................................            (17.67)%           14.40%           (2.02)%
Ratios/Supplemental data:
  Net assets, end of period (in 000s)..............................         $     562          $  3,756        $  16,033
  Ratio of expenses to average net assets:
    Before expense reimbursement and earnings credits..............              1.43%***          1.54%            1.84%***
    After expense reimbursement and earnings credits...............              1.05%***          1.05%            1.05%***
  Ratio of net investment income to average net assets:
    Before expense reimbursement and earnings credits..............              0.47%***          0.32%            0.27%***
    After expense reimbursement and earnings credits...............              0.85%***          0.81%            1.06%***
  Portfolio turnover rate..........................................                84%               88%              12%

  * Commencement of investment operations
 ** The net investment income per share data was determined by using average shares outstanding throughout the period
*** Annualized

                See accompanying notes to financial statements.

===============================================================================
38

U.S. Large Capitalization Growth Fund

--------------------------------------------------------------------------------
[BRINSON LOGO]

Since its performance inception on October 31, 1997, the Brinson U.S. Large Capitalization Growth Fund Class I has returned 28.53%, compared to a return of 36.00% for the Russell 1000 Growth Index and a return of 26.23% for the S&P 500 Equity Index. The volatility for the Fund was 20.12% compared to 19.72% for the Russell 1000 and 17.18% for the S&P 500. In 1999, the Fund returned 32.73% while the Russell 1000 returned 33.16% and the S&P 500 returned 21.04%.

Just as last year, 1999 was a very good year to be a growth manager (the S&P 500 lagged the Russell Growth by 12%). The underlying forces, however, were quite different. The three key growth sectors in the U.S. stock market are technology, healthcare and consumer staples (over 70% of the benchmark). In 1999, only technology drove these positive returns, while in 1998 healthcare helped, and in 1997 consumer staples also aided returns. Indeed, by the end of the year technology comprised 45% of the benchmark and nearly 30% of the S&P 500, representing dramatic increases from just a few years ago. Another important trend in 1999 was the sharp increase in performance in smaller growth stocks in the second half of the year. This was mainly due to the broadening of the technology trend and the dramatic surge in Internet related issues.

Just as the slowdown in global growth had hurt the major consumer franchise companies such as Coca Cola in 1997, major healthcare companies lagged badly in 1999 under the threat of politically controlled drug prices. What had been one of the best areas in 1998 became one of the worst in 1999. Ironically, smaller healthcare companies, particularly in biotechnology, performed almost as well as smaller technology companies in the latter part of the year.

Our performance in 1999 benefited from stock selection, was hurt slightly by our sector weights, and was hurt more importantly by underweighting the price momentum factor in the market. Within the three major growth sectors, our stock selection was quite positive. The negative sector effect was mainly a result of overweighting financial stocks and modestly underweighting technology for most of the year.

A major challenge facing growth investors in the year 2000 is the extreme performance of the technology sector at the expense of other areas. This is particularly true after the dramatic gains in the last quarter of the year. We have used this opportunity to take profits in many issues and reduce our sector concentration to a below-average, though still meaningful level. We are having difficulty finding companies whose fundamental prospects are as attractive as our technology holdings, but we cannot ignore the excessive enthusiasm for this area. This reduction has funded new investments in attractive retail and consumer staple companies.

================================================================================

U.S. Large Capitalization Growth Fund
--------------------------------------------------------------------------------
[BRINSON LOGO]

Total Return

                                                                                6 months        1 year    10/31/97*
                                                                                 ended          ended        to
                                                                                12/31/99       12/31/99   12/31/99
-------------------------------------------------------------------------------------------------------------------
Brinson U.S. Large Capitalization Growth Fund Class I                           12.98%         32.73%     28.53%
-------------------------------------------------------------------------------------------------------------------
S&P 500 Equity Index                                                             7.71          21.04      26.23
-------------------------------------------------------------------------------------------------------------------
Russell 1000 Growth Index**                                                     20.56          33.16      36.00
-------------------------------------------------------------------------------------------------------------------

* Performance inception date of the Brinson U.S. Large Capitalization Growth Fund Class I.
** The Advisor has chosen to change the Fund's benchmark index from the S&P 500 Equity Index to the Russell 1000 Growth Index due to the Advisor's determination that the Russell 1000 Growth Index more closely reflects the Fund's investment strategies.
Total return includes reinvestment of all capital gain and income distributions. All total returns in excess of 1 year are average annualized returns.

Illustration of an Assumed Investment of $1,000,000

This chart shows the growth in the value of an investment in the Brinson U.S. Large Capitalization Growth Fund Class I, the S&P 500 Equity Index and the Russell 1000 Growth Index if you had invested $1,000,000 on October 31, 1997, and had reinvested all your income dividends and capital gain distributions through December 31, 1999. No adjustment has been made for any income taxes payable by shareholders on income dividends and capital gain distributions. Past performance is no guarantee of future results. Share price and return will vary with market conditions; investors may realize a gain or loss upon redemption.

Brinson U.S. Large Capitalization Growth Fund Class I vs. S&P 500 Equity Index and Russell 1000 Growth Index
Wealth Value with Dividends Reinvested

---------------------------------------------------------------------------------------------------------------------------------
           Label                               A                                       B                              C
---------------------------------------------------------------------------------------------------------------------------------
                                   Brinson U.S. Large Capitalization            S&P Equity Index              Russell 1000 Growth
Label                              Growth of Class I                                                                 Index
---------------------------------------------------------------------------------------------------------------------------------
 1          10/31/97                                      1,000,000                    1,000,000                        1,000,000
---------------------------------------------------------------------------------------------------------------------------------
 2          11/30/97                                      1,018,495                    1,046,290                        1,042,475
---------------------------------------------------------------------------------------------------------------------------------
 3          12/31/97                                      1,039,140                    1,064,255                        1,054,153
---------------------------------------------------------------------------------------------------------------------------------
 4           1/31/98                                      1,031,495                    1,076,025                        1,085,675
---------------------------------------------------------------------------------------------------------------------------------
 5           2/28/98                                      1,091,715                    1,153,628                        1,167,341
---------------------------------------------------------------------------------------------------------------------------------
 6           3/31/98                                      1,134,655                    1,212,706                        1,213,876
---------------------------------------------------------------------------------------------------------------------------------
 7           4/30/98                                      1,156,858                    1,224,906                        1,230,674
---------------------------------------------------------------------------------------------------------------------------------
 8           5/31/98                                      1,131,408                    1,203,849                        1,195,753
---------------------------------------------------------------------------------------------------------------------------------
 9           6/30/98                                      1,175,605                    1,252,750                        1,268,988
---------------------------------------------------------------------------------------------------------------------------------
10           7/31/98                                      1,171,311                    1,239,408                        1,260,588
---------------------------------------------------------------------------------------------------------------------------------
11           8/31/98                                        973,788                    1,060,214                        1,071,404
---------------------------------------------------------------------------------------------------------------------------------
12           9/30/98                                      1,026,697                    1,128,132                        1,153,706
---------------------------------------------------------------------------------------------------------------------------------
13          10/31/98                                      1,129,126                    1,219,892                        1,246,431
---------------------------------------------------------------------------------------------------------------------------------
14          11/30/98                                      1,210,713                    1,293,822                        1,341,241
---------------------------------------------------------------------------------------------------------------------------------
15          12/31/98                                      1,297,885                    1,368,381                        1,462,181
---------------------------------------------------------------------------------------------------------------------------------
16           1/31/99                                      1,380,099                    1,425,601                        1,548,037
---------------------------------------------------------------------------------------------------------------------------------
17           2/28/99                                      1,319,808                    1,381,297                        1,477,318
---------------------------------------------------------------------------------------------------------------------------------
18           3/31/99                                      1,384,483                    1,436,559                        1,555,122
---------------------------------------------------------------------------------------------------------------------------------
19           4/30/99                                      1,436,004                    1,492,192                        1,557,111
---------------------------------------------------------------------------------------------------------------------------------
20           5/31/99                                      1,418,465                    1,456,988                        1,509,257
---------------------------------------------------------------------------------------------------------------------------------
21           6/30/99                                      1,524,795                    1,537,847                        1,614,973
---------------------------------------------------------------------------------------------------------------------------------
22           7/31/99                                      1,462,313                    1,489,805                        1,563,646
---------------------------------------------------------------------------------------------------------------------------------
23           8/31/99                                      1,461,216                    1,482,439                        1,589,196
---------------------------------------------------------------------------------------------------------------------------------
24           9/30/99                                      1,411,888                    1,441,805                        1,555,811
---------------------------------------------------------------------------------------------------------------------------------
25          10/31/99                                      1,489,717                    1,533,043                        1,673,303
---------------------------------------------------------------------------------------------------------------------------------
26          11/30/99                                      1,565,354                    1,564,209                        1,763,584
---------------------------------------------------------------------------------------------------------------------------------
27          12/31/99                                      1,722,699                    1,656,352                        1,947,010
---------------------------------------------------------------------------------------------------------------------------------

Fund returns are net of all fees and costs, while the Index returns are based solely on market returns without deduction for fees or transaction costs for balancing.

================================================================================
40

U.S. Large Capitalization Growth Fund

--------------------------------------------------------------------------------
[BRINSON LOGO]

Total Return

                                                                      6 months        12/31/98*
                                                                        ended            to
                                                                      12/31/99        12/31/99
----------------------------------------------------------------------------------------------------
Brinson U.S. Large Capitalization Growth Fund Class N                  12.79%          32.22%
----------------------------------------------------------------------------------------------------
S&P 500 Equity Index                                                    7.71           21.04
----------------------------------------------------------------------------------------------------
Russell 1000 Growth Index**                                            20.56           33.16
----------------------------------------------------------------------------------------------------

 * Inception date of the Brinson U.S. Large Capitalization Growth Fund Class N.

** The Advisor has chosen to change the Fund's benchmark index from the S&P 500
   Equity Index to the Russell 1000 Growth Index due to the Advisor's determination that the Russell 1000 Growth Index more closely reflects the Fund's investment strategies.

Total return includes reinvestment of all capital gain and income distributions.

Illustration of an Assumed Investment of $1,000,000

This chart shows the growth in the value of an investment in the Brinson U.S. Large Capitalization Growth Fund Class N, the S&P 500 Equity Index and the Russell 1000 Growth Index if you had invested $1,000,000 on December 31, 1998, and had reinvested all your income dividends and capital gain distributions through December 31, 1999. No adjustment has been made for any income taxes payable by shareholders on income dividends and capital gain distributions. Past performance is no guarantee of future results. Share price and return will vary with market conditions; investors may realize a gain or loss upon redemption.

Brinson U.S. Large Capitalization Growth Fund Class N vs. S&P 500 Equity Index and Russell 1000 Growth Index

Wealth Value with Dividends Reinvested

---------------------------------------------------------------------------------------------------------------------
                 Label                   A                        B                               C
---------------------------------------------------------------------------------------------------------------------
                                 Brinson U.S. Large
                                  Capitalization
                                   Growth Fund
Label                                Class N              S&P 500 Equity Index          Russell 1000 Growth Index
---------------------------------------------------------------------------------------------------------------------
    1              12/31/98         $1,000,000                $1,000,000                    $1,000,000
---------------------------------------------------------------------------------------------------------------------
    2               1/31/99         $1,062,500                $1,041,816                    $1,058,718
---------------------------------------------------------------------------------------------------------------------
    3               2/28/99         $1,016,047                $1,009,439                    $1,010,353
---------------------------------------------------------------------------------------------------------------------
    4               3/31/99         $1,065,034                $1,049,824                    $1,063,564
---------------------------------------------------------------------------------------------------------------------
    5               4/30/99         $1,104,730                $1,090,480                    $1,064,924
---------------------------------------------------------------------------------------------------------------------
    6               5/31/99         $1,091,216                $1,064,753                    $1,032,196
---------------------------------------------------------------------------------------------------------------------
    7               6/30/99         $1,172,297                $1,123,844                    $1,104,496
---------------------------------------------------------------------------------------------------------------------
    8               7/31/99         $1,124,155                $1,088,736                    $1,069,393
---------------------------------------------------------------------------------------------------------------------
    9               8/31/99         $1,123,311                $1,083,352                    $1,084,867
---------------------------------------------------------------------------------------------------------------------
   10               9/30/99         $1,084,459                $1,053,658                    $1,064,035
---------------------------------------------------------------------------------------------------------------------
   11              10/31/99         $1,144,426                $1,120,333                    $1,144,388
---------------------------------------------------------------------------------------------------------------------
   12              11/30/99         $1,202,703                $1,143,110                    $1,206,133
---------------------------------------------------------------------------------------------------------------------
   13              12/31/99         $1,322,210                $1,210,447                    $1,331,580
---------------------------------------------------------------------------------------------------------------------


Fund returns are net of all fees and costs, while the Index returns are based solely on market returns without deduction for fees or transaction costs for rebalancing.

================================================================================

U.S. Large Capitalization Growth Fund

--------------------------------------------------------------------------------
[BRINSON LOGO]

Industry Diversification

As a Percent of Net Assets
As of December 31, 1999 (Unaudited)
--------------------------------------------------------------------------------
U.S. EQUITIES
Energy..........................................................      2.45%
Capital Investment
  Technology....................................................     19.79
  Electric Components...........................................      9.35
                                                                    ------
                                                                     29.14
Basic Industries
  Housing/Paper.................................................      1.54

Consumer
  Non-Durables..................................................      1.94
  Retail/Apparel................................................     11.11
  Autos/Durables................................................      0.77
  Health: Drugs.................................................      9.56
  Health: Non-Drugs.............................................      5.43
                                                                    ------
                                                                     28.81
Financial
  Non-Banks.....................................................      8.20%

Utilities
  Telephone.....................................................     16.09

Services/Miscellaneous..........................................      7.03
                                                                    ------

          Total U.S. Equities...................................     93.26*
                                                                    ------

SHORT-TERM INVESTMENTS..........................................      5.09*
                                                                    ------
          TOTAL INVESTMENTS.....................................     98.35
CASH AND OTHER ASSETS,
  LESS LIABILITIES..............................................      1.65
                                                                    ------
NET ASSETS......................................................    100.00%
                                                                    ======

--------------------------------------------------------------------------------

The Fund held a long position in stock index futures which increased U.S. Equity exposure from 93.26% to 100.10%. This adjustment results in a net decrease in the Fund's exposure to Short-Term Investments from 5.09% to -1.75%.

Top 10 U.S. Equity Holdings

As of December 31, 1999 (Unaudited)

                                   Percent of
                                   Net Assets
---------------------------------------------
 1. Oracle Corp.                        4.08%
 2. QUALCOMM, Inc.                      3.90
 3. Sun Microsystems, Inc.              3.85
 4. Microsoft, Inc.                     3.66
 5. General Electric Co.                3.42
 6. Texas Instruments, Inc.             2.86
 7. Wal-Mart Stores, Inc.               2.80
 8. America On-Line, Inc.               2.64
 9. Immunex Corp.                       2.52
10. Dayton Hudson Corp.                 2.44
---------------------------------------------

================================================================================
42

        U.S. Large Capitalization Growth Fund -- Schedule of Investments

December 31, 1999 (Unaudited)
--------------------------------------------------------------------------------
                                                 Shares            Value
                                                 ------          --------
U.S. Equities - 93.26%
3 Com Corp. (b)................................   2,900       $   136,300
AFLAC, Inc.....................................   3,900           184,031
America On-Line, Inc. (b)......................   3,800           286,663
American Express Co............................   1,300           216,125
American International Group, Inc..............   1,925           208,141
AT&T Corp......................................   4,250           215,688
AT&T Corp.-Liberty Media Group, Inc. (b).......   4,056           230,178
Avon Products, Inc.............................   2,000            66,000
Bell Atlantic Corp.............................   1,300            80,031
BMC Software, Inc. (b).........................   1,500           119,906
Boeing Co......................................   2,000            83,125
Boston Scientific Corp. (b)....................   5,400           118,125
Bristol-Myers Squibb Co........................   2,400           154,050
CBS Corp. (b)..................................   3,000           191,813
Cisco Systems, Inc. (b)........................   2,400           257,100
Citigroup, Inc.................................   2,800           155,575
Dayton Hudson Corp.............................   3,600           264,375
Electronic Data Systems Corp...................   1,900           127,181
Federal Home Loan Association Co...............   3,400           160,013
Gap, Inc.......................................   3,300           151,800
General Electric Co............................   2,400           371,400
Halliburton Co.................................   2,100            84,525
Immunex Corp. (b)..............................   2,500           273,281
Intel Corp.....................................   1,900           156,394
International Business Machines Corp...........   2,300           248,400
Johnson & Johnson Co...........................   2,300           214,188
Lowe's Companies, Inc..........................   2,800           167,300
Lucent Technologies, Inc.......................   2,500           187,031
MCI WorldCom, Inc. (b).........................   3,600           191,025
Merck & Co., Inc...............................   3,300           221,306
Merrill Lynch & Co.............................   1,800           150,300
Microsoft, Inc. (b)............................   3,400           396,950
Motorola, Inc..................................   1,200           176,700
Nike, Inc......................................   2,000            99,125
Nortel Networks, Inc...........................   2,500           252,500
Oracle Corp. (b)...............................   3,950           442,647
Pepsi Bottling Group, Inc......................   6,100           101,031
Pfizer, Inc....................................   6,400           207,600
Philip Morris Companies, Inc...................   4,700           108,981
Proctor & Gamble Co............................   1,300           142,431
QUALCOMM, Inc. (b).............................   2,400           423,000
Quintiles Transnational Corp. (b)..............   3,900            72,881
Safeway, Inc. (b)..............................   5,000           177,813
SBC Communications, Inc........................   3,400           165,750
Schering Plough Corp...........................   4,300           181,406
Schlumberger Ltd...............................   2,900           163,125
Sun Microsystems, Inc. (b).....................   5,400           418,162
Texas Instruments, Inc.........................   3,200           310,000
Time Warner, Inc...............................   1,500           108,656
Transocean Offshore, Inc.......................     562            18,932
Tyco International Co..........................   2,100            81,638
Wal-Mart Stores, Inc...........................   4,400           304,150
Walt Disney Co.................................   3,200            93,600
                                                              -----------
Total Equities (Cost $8,120,194)...............                10,118,448
                                                              -----------
                                                      Face
                                                    Amount
                                                    ------
Short-Term Investments -- 5.09%
Investment Companies -- 5.09%
Vista U.S. Government Money Market
  Fund (Cost $551,964) (b)......................  $ 551,964       551,964
                                                              -----------
Total Investments
  (Cost $8,672,158) -- 98.35% (a)...............               10,670,412
Cash and other assets,
  less liabilities -- 1.65%.....................                  178,608
                                                              -----------
Net Assets -- 100%..............................              $10,849,020
                                                              ===========


NOTES TO SCHEDULE OF INVESTMENTS

(a) Aggregate cost for federal income tax purposes was $8,672,158; and net unrealized appreciation consisted of:

          Gross unrealized appreciation..............  $ 2,347,701
          Gross unrealized depreciation..............     (349,447)
                                                       -----------
               Net unrealized appreciation...........  $ 1,998,254
                                                       ===========

(b) Non-income producing security.

FUTURES CONTRACTS
The U.S. Large Capitalization Growth Fund had the following open futures contracts as of December 31, 1999:

                                                   Expiration                Current       Unrealized
                                                     Date         Cost        Value          Gain
                                                   ----------   ----------   ----------    ----------
Index Futures Buy Contracts
Standard & Poor's 500, 2 contracts.............    March 2000      731,314      742,100       $10,786
                                                                                              =======

The segregated cash pledged to cover margin requirements for the open futures positions at December 31, 1999 was $18,750.

                See accompanying notes to financial statements.

================================================================================

         U.S. Large Capitalization Growth Fund -- Financial Statements

-------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1999 (Unaudited)
ASSETS:
Investments, at value:
  Unaffiliated issuers (Cost $8,672,158).......................................................    $   10,670,412
Cash...........................................................................................           218,400
Receivables:
  Due from Advisor.............................................................................             2,780
  Dividends....................................................................................             6,891
  Interest.....................................................................................             3,678
  Variation margin.............................................................................             1,768
                                                                                                   --------------
     TOTAL ASSETS..............................................................................        10,903,929
                                                                                                   --------------
LIABILITIES:
 Payables:
  Accrued expenses.............................................................................            54,909
                                                                                                   --------------
     TOTAL LIABILITIES.........................................................................            54,909
                                                                                                   --------------
NET ASSETS.....................................................................................    $   10,849,020
                                                                                                   ==============

NET ASSETS CONSIST OF:
  Paid in capital..............................................................................    $    8,496,445
  Accumulated undistributed net investment loss................................................           (19,874)
  Accumulated net realized gain................................................................           363,409
  Net unrealized appreciation..................................................................         2,009,040
                                                                                                   --------------
     NET ASSETS................................................................................    $   10,849,020
                                                                                                   ==============

OFFERING PRICE PER SHARE:
 Brinson Class I:
  Net asset value, offering price and redemption price per share (Based on net assets of
   $3,767,216 and 256,482 shares issued and outstanding).......................................    $        14.69
                                                                                                   ==============

Brinson Class N:
 Net asset value, offering price and redemption price per share (Based on net assets of
  $1,317 and 90 shares issued and outstanding).................................................    $        14.63
                                                                                                   ==============

UBS Investment Funds Class:
 Net asset value, offering price and redemption price per share (Based on net assets of
  $7,080,487 and 486,374 shares issued and outstanding)........................................    $        14.56
                                                                                                   ==============




                See accompanying notes to financial statements.


================================================================================
44

         U.S. Large Capitalization Growth Fund -- Financial Statements



--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED DECEMBER 31, 1999 (Unaudited)
INVESTMENT INCOME:
  Dividends........................................................................       $       34,407
  Interest.........................................................................                5,952
                                                                                          --------------
     TOTAL INCOME..................................................................               40,359
                                                                                          --------------
EXPENSES:
  Advisory.........................................................................               31,958
  Distribution.....................................................................               23,378
  Professional.....................................................................               22,114
  Registration.....................................................................               15,506
  Custodian........................................................................                6,627
  Other............................................................................               23,423
                                                                                          --------------
     TOTAL EXPENSES................................................................              123,006
     Expenses deferred and reimbursed by Advisor...................................              (56,260)
     Earnings credits..............................................................               (6,513)
                                                                                          --------------
     NET EXPENSES..................................................................               60,233
                                                                                          --------------
     NET INVESTMENT LOSS...........................................................              (19,874)
                                                                                          --------------

NET REALIZED AND UNREALIZED GAIN:
 Net realized gain on:
  Investments......................................................................              353,419
  Futures Contracts................................................................               27,940
                                                                                          --------------
     Net realized gain.............................................................              381,359
                                                                                          --------------

Change in net unrealized appreciation or depreciation on:
  Investments......................................................................              946,091
  Futures Contracts................................................................               10,786
                                                                                          --------------
     Change in net unrealized appreciation or depreciation.........................              956,877
                                                                                          --------------
Net realized and unrealized gain...................................................            1,338,236
                                                                                          --------------
Net increase in net assets resulting from operations...............................       $    1,318,362
                                                                                          ==============



                See accompanying notes to financial statements.


================================================================================

         U.S. Large Capitalization Growth Fund -- Financial Statements



--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                         Six Months Ended
                                                                                         December 31, 1999       Six Months Ended*
                                                                                             (Unaudited)           June 30, 1999
                                                                                         ------------------      -----------------
OPERATIONS:
  Net investment loss...............................................................      $       (19,874)        $       (123)
  Net realized gain.................................................................              381,359              408,525
  Change in net unrealized appreciation or depreciation.............................              956,877              463,877
                                                                                          ---------------         ------------
  Net increase in net assets resulting from operations..............................            1,318,362              872,279
                                                                                          ---------------         ------------

DISTRIBUTIONS TO SHAREHOLDERS:
 Distributions from net realized gain:
  Brinson Class I...................................................................             (226,909)                  --
  Brinson Class N...................................................................                  (80)                  --
  UBS Investment Funds Class........................................................             (376,172)                  --
                                                                                          ---------------         ------------
Total distributions to shareholders.................................................             (603,161)                  --
                                                                                          ---------------         ------------
CAPITAL SHARE TRANSACTIONS:
 Shares sold........................................................................            4,243,090            5,233,678
 Shares issued on reinvestment of distributions.....................................              593,637                   --
 Shares redeemed....................................................................           (2,787,807)          (2,169,846)
                                                                                          ---------------         ------------
 Net increase in net assets resulting from capital share transactions...............            2,048,920            3,063,832
                                                                                          ---------------         ------------
     TOTAL INCREASE IN NET ASSETS...................................................            2,764,121            3,936,111
                                                                                          ---------------         ------------
NET ASSETS:
 Beginning of period................................................................            8,084,899            4,148,788
                                                                                          ---------------         ------------
 End of period (including accumulated undistributed net investment
  income of $(19,874) and $0, respectively).........................................      $    10,849,020         $  8,084,899
                                                                                          ===============         ============

*  Reflects the Fund's change in fiscal year end from December 31 to June 30



                See accompanying notes to financial statements.


================================================================================
46

         U.S. Large Capitalization Growth Fund -- Financial Highlights


--------------------------------------------------------------------------------
The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

                                                   Six Months Ended        Six Months                           October 14, 1997/1/
                                                  December 31, 1999         Ended/2/          Year Ended              Through
Brinson Class I                                      (Unaudited)          June 30, 1999   December 31, 1998/3/   December 31, 1997
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period..............  $   13.91              $   11.84           $   9.92               $   10.00
                                                    ---------              ---------           --------               ---------
 Income (loss) from investment operations:
   Net investment income..........................       0.02/4/                0.02               0.06                    0.02
   Net realized and unrealized gain (loss)........       1.71                   2.05               2.38                   (0.08)
                                                    ---------              ---------           --------               ---------
     Total income (loss) from investment
       operations.................................       1.73                   2.07               2.44                   (0.06)
                                                    ---------              ---------           --------               ---------
 Less distributions:
   Distributions from net investment income.......         --                     --              (0.06)                  (0.02)
   Distributions from net realized gain...........      (0.95)                    --              (0.46)                     --
                                                    ---------              ---------           --------               ---------
     Total distributions..........................      (0.95)                    --              (0.52)                  (0.02)
                                                    ---------              ---------           --------               ---------
Net asset value, end of period....................  $   14.69              $   13.91           $  11.84               $    9.92
                                                    =========              =========           ========               =========

Total return (non-annualized).....................      12.98%                 17.48%             24.90%                  (0.55)%
Ratios/Supplemental Data:
 Net assets, end of period (in 000s)..............  $   3,767              $   2,947           $  4,147               $   4,137
 Ratio of expenses to average net assets:
   Before expense reimbursement and
     earnings credits.............................       2.17%/5/               2.38%/5/           2.76%                   8.54%/5/
   After expense reimbursement and
     earnings credits.............................       0.80%/5/               0.80%/5/           0.99%                   1.00%/5/
 Ratio of net investment income (loss)
   to average net assets:
   Before expense reimbursement and
     earnings credits.............................      (1.29)%/5/             (1.26)%/5/         (1.40)%                 (6.19)%/5/
   After expense reimbursement and
     earnings credits.............................       0.08%/5/               0.32%/5/           0.37%                   1.35%/5/
Portfolio turnover rate...........................         46%                    51%               N/A                     N/A

  /1/ Commencement of investment operations
  /2/ Reflects the Fund's change in fiscal year end from December 31 to June 30 /3/ Reflects 10 for 1 share split effective December 9, 1998
  /4/ The net investment income per share data was determined by using average shares outstanding throughout the period
  /5/ Annualized

N/A = Information is not available for periods prior to reorganization, as described in notes to financial statements



                See accompanying notes to financial statements.


================================================================================

         U.S. Large Capitalization Growth Fund -- Financial Highlights


--------------------------------------------------------------------------------
The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

                                                                                     Six Months Ended
                                                                                     December 31, 1999       Period Ended
Brinson Class N                                                                         (Unaudited)         June 30, 1999*
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period.........................................        $   13.88                $   11.84
                                                                                     ---------                ---------
 Income from investment operations:
   Net investment loss.......................................................            (0.01)**                 (0.01)
   Net realized and unrealized gain..........................................             1.71                     2.05
                                                                                     ---------                ---------
     Total income from investment operations.................................             1.70                     2.04
                                                                                     ---------                ---------
 Less distributions:
   Distributions from net realized gain......................................            (0.95)                      --
                                                                                     ---------                ---------
     Total distributions.....................................................            (0.95)                      --
                                                                                     ---------                ---------
Net asset value, end of period...............................................        $   14.63                $   13.88
                                                                                     =========                =========

Total return (non-annualized)................................................            12.79%                   17.23%
Ratios/Supplemental Data:
 Net assets, end of period (in 000s).........................................        $       1                $       1
 Ratio of expenses to average net assets:
   Before expense reimbursement and earnings credits.........................             2.42%***                 2.63%***
   After expense reimbursement and earnings credits..........................             1.05%***                 1.05%***
 Ratio of net investment income (loss) to average net assets:
   Before expense reimbursement and earnings credits.........................            (1.54)%***               (1.51)%***
   After expense reimbursement and earnings credits..........................            (0.17)%***                0.07%***
 Portfolio turnover rate.....................................................               46%                      51%


   *  Commencement of Brinson Class N was December 31, 1998
  ** The net investment income per share data was determined by using average shares outstanding throughout the period
 ***  Annualized



                See accompanying notes to financial statements.


================================================================================
48

U.S. Small Capitalization Growth Fund

--------------------------------------------------------------------------------
[BRINSON LOGO]

The Brinson U.S. Small Capitalization Growth Fund Class I appreciated 41.70% in 1999, significantly outpacing the 21.26% return of the Russell 2000 Index, a commonly cited index of small capitalization (small cap) U.S. stocks. Since the Fund's inception on September 30, 1997, it has produced an annualized return of 10.33% versus its benchmark's return of 6.08%. The Fund's outperformance relative to the Russell 2000 in 1999 may be attributed to several factors. First, a supportive economic environment and a sizzling technology sector generated renewed interest in small cap growth stocks. Stock selection was also a strong positive in 1999, particularly in the consumer cyclical and technology sectors. Industry selection was a modest positive, mostly due to an overweight of technology stocks and an underweight in basic materials and financials. Finally, the Fund benefited from participation in a number of well-received initial public offerings, mostly in the Internet arena.

Stocks that helped performance in 1999 included Peregrine Systems, Mercury Interactive, Dendrite International, Cost Plus Warehouse, TMP Worldwide, DII Group, and Zebra Technologies. Most of these equities were beneficiaries of last year's technology rally. Stocks that detracted from relative performance included Halo Industries, Pediatrix Medical, Sunrise Assisted Living, Brightpoint Cellular, and Kellstrom. In general, most of these underperformers suffered earnings shortfalls due to disappointing top-line growth. As a result, we focused more research in 1999 on eliminating companies from the Fund that were likely to report decelerating future sales growth.

As we consider the outlook for small cap stocks, it is heartening to note these stocks outperformed their large cap brethren last year for the first time in six years--albeit not by a wide margin. After trailing badly earlier in 1999, the Russell 2000 nosed out the S&P 500 by a mere 22 basis points at year-end. It is too early to tell whether recent strength signals the beginning of a new small cap rally, but conditions are ripe for such a move. Relative valuations for small cap stocks remain compelling by virtually any measure. The forward-looking Price/Earnings (P/E) multiple for the Russell 2000 currently weighs in at 19.3 times earnings, while investors are paying an expensive 25.2 times earnings for the S&P 500. A look at other valuation ratios leads to similar conclusions.

Although large cap stocks have enjoyed superior earnings growth and asset utilization in the past year, small cap stocks are expected to grow more quickly in the year ahead. For example, the IBES analyst consensus report forecasts that small cap earnings will grow 24% in the year ahead versus 21% for the S&P 500. Extending our time horizon, Russell 2000 profits are projected to rise 21% annually over the next three to five years, while S&P 500 earnings are forecasted to grow 17% a year. Given these solid growth prospects, we remain bullish on the outlook for small cap stocks over the next several years.

================================================================================

U.S. Small Capitalization Growth Fund

--------------------------------------------------------------------------------

[BRINSON LOGO]

Total Return

                                                           6 months      1 year      9/30/97*
                                                             ended        ended        to
                                                           12/31/99     12/31/99     12/31/99
---------------------------------------------------------------------------------------------
Brinson U.S. Small Capitalization Growth Fund Class I       35.84%       41.70%       10.33%
---------------------------------------------------------------------------------------------
Russell 2000 Index                                          10.96        21.26         6.08
---------------------------------------------------------------------------------------------

* Inception date of the Brinson U.S. Small Capitalization Growth Fund Class I.

Total return includes reinvestment of all capital gain and income distributions.

All total returns in excess of 1 year represent average annualized returns.

Illustration of an Assumed Investment of $1,000,000

This chart shows the growth in the value of an investment in the Brinson U.S. Small Capitalization Growth Fund Class I and the Russell 2000 Index if you had invested $1,000,000 on September 30, 1997, and had reinvested all your income dividends and capital gain distributions through December 31, 1999. No adjustment has been made for any income taxes payable by shareholders on income dividends and capital gain distributions. Past performance is no guarantee of future results. Share price and return will vary with market conditions; investors may realize a gain or loss upon redemption.


Brinson U.S. Small Capitalization Growth Fund Class I vs. Russell 2000 Index
Wealth Value with Dividends Reinvested

-----------------------------------------------------------------------------------------
          Label                           A                                 B
-----------------------------------------------------------------------------------------
                             Brinson U.S. Small Capitalization
 Label                       Growth Fund Class I                      Russell 2000 Index
-----------------------------------------------------------------------------------------
     1     9/30/97                  1,000,000                             1,000,000
-----------------------------------------------------------------------------------------
     2    10/31/97                    953,600                               956,071
-----------------------------------------------------------------------------------------
     3    11/30/97                    936,600                               949,887
-----------------------------------------------------------------------------------------
     4    12/31/97                    943,800                               996,513
-----------------------------------------------------------------------------------------
     5     1/31/98                    932,700                               951,260
-----------------------------------------------------------------------------------------
     6     2/28/98                  1,007,600                             1,021,599
-----------------------------------------------------------------------------------------
     7     3/31/98                  1,049,900                             1,063,732
-----------------------------------------------------------------------------------------
     8     4/30/98                  1,047,200                             1,069,618
-----------------------------------------------------------------------------------------
     9     5/31/98                    990,700                             1,012,012
-----------------------------------------------------------------------------------------
    10     6/30/98                    971,100                             1,014,141
-----------------------------------------------------------------------------------------
    11     7/31/98                    887,800                               932,042
-----------------------------------------------------------------------------------------
    12     8/31/98                    700,200                               751,059
-----------------------------------------------------------------------------------------
    13     9/30/98                    739,372                               809,835
-----------------------------------------------------------------------------------------
    14    10/31/98                    788,803                               842,863
-----------------------------------------------------------------------------------------
    15    11/30/98                    807,515                               887,022
-----------------------------------------------------------------------------------------
    16    12/31/98                    880,562                               941,913
-----------------------------------------------------------------------------------------
    17     1/31/99                    881,563                               954,430
-----------------------------------------------------------------------------------------
    18     2/28/99                    807,515                               877,126
-----------------------------------------------------------------------------------------
    19     3/31/99                    825,527                               890,820
-----------------------------------------------------------------------------------------
    20     4/30/99                    823,526                               970,644
-----------------------------------------------------------------------------------------
    21     5/31/99                    859,549                               984,822
-----------------------------------------------------------------------------------------
    22     6/30/99                    918,586                             1,029,355
-----------------------------------------------------------------------------------------
    23     7/31/99                    926,591                             1,001,110
-----------------------------------------------------------------------------------------
    24     8/31/99                    906,579                               964,060
-----------------------------------------------------------------------------------------
    25     9/30/99                    938,599                               964,271
-----------------------------------------------------------------------------------------
    26    10/31/99                    974,622                               968,176
-----------------------------------------------------------------------------------------
    27    11/30/99                  1,127,720                             1,025,986
-----------------------------------------------------------------------------------------
    28    12/31/99                  1,247,796                             1,142,127
-----------------------------------------------------------------------------------------

Fund returns are net of all fees and costs, while the Index returns are based solely on market returns without deduction for fees or transaction costs for rebalancing.

================================================================================
50

U.S. Small Capitalization Growth Fund

--------------------------------------------------------------------------------

[BRINSON LOGO]

Total Return

                                                            6 months        12/31/98*
                                                              ended            to
                                                            12/31/99        12/31/99
-------------------------------------------------------------------------------------
Brinson U.S. Small Capitalization Growth Fund Class N         35.59%          41.14%
-------------------------------------------------------------------------------------
Russell 2000 Index                                            10.96           21.26
-------------------------------------------------------------------------------------

* Inception date of the Brinson U.S. Small Capitalization Growth Fund Class N.

Total return includes reinvestment of all capital gain and income distributions.


Illustration of an Assumed Investment of $1,000,000

This chart shows the growth in the value of an investment in the Brinson U.S. Small Capitalization Growth Fund Class N and the Russell 2000 Index if you had invested $1,000,000 on December 31, 1998, and had reinvested all your income dividends and capital gain distributions through December 31, 1999. No adjustment has been made for any income taxes payable by shareholders on income dividends and capital gain distributions. Past performance is no guarantee of future results. Share price and return will vary with market conditions; investors may realize a gain or loss upon redemption.

Brinson U.S. Small Capitalization Growth Fund Class N vs. Russell 2000 Index
Wealth Value with Dividends Reinvested

-----------------------------------------------------------------------------------------
               Label                        A                                B
-----------------------------------------------------------------------------------------
                              Brinson U.S. Small Capitalization
Label                         Growth Fund Class N                     Russell 2000 Index
-----------------------------------------------------------------------------------------
    1          12/31/98                 1,000,000                          1,000,000
-----------------------------------------------------------------------------------------
    2           1/31/99                 1,000,000                          1,013,289
-----------------------------------------------------------------------------------------
    3           2/28/99                   915,909                            932,218
-----------------------------------------------------------------------------------------
    4           3/31/99                   935,227                            945,756
-----------------------------------------------------------------------------------------
    5           4/30/99                   932,955                          1,030,503
-----------------------------------------------------------------------------------------
    6           5/31/99                   973,864                          1,045,555
-----------------------------------------------------------------------------------------
    7           6/30/99                 1,040,909                          1,092,835
-----------------------------------------------------------------------------------------
    8           7/31/99                 1,050,000                          1,062,848
-----------------------------------------------------------------------------------------
    9           8/31/99                 1,027,273                          1,023,513
-----------------------------------------------------------------------------------------
   10           9/30/99                 1,062,500                          1,023,737
-----------------------------------------------------------------------------------------
   11          10/31/99                 1,102,273                          1,027,883
-----------------------------------------------------------------------------------------
   12          11/30/99                 1,276,136                          1,089,257
-----------------------------------------------------------------------------------------
   13          12/31/99                 1,411,364                          1,212,561
-----------------------------------------------------------------------------------------

Fund returns are net of all fees and costs, while the Index returns are based solely on market returns without deduction for fees or transaction costs for rebalancing.

================================================================================

U.S. Small Capitalization Growth Fund

--------------------------------------------------------------------------------

[BRINSON LOGO]

Industry Diversification

As a Percent of Net Assets
As of December 31, 1999 (Unaudited)
---------------------------------------------------------------------

U.S. EQUITIES
  Energy.....................................................    1.52%
Capital Investment
  Technology.................................................   14.83
  Electrical Components......................................    6.51
                                                               ------
                                                                21.34
Basic Industries
  Housing/Paper..............................................    1.52
Consumer
  Non-Durables...............................................    2.56
  Retail/Apparel.............................................   11.84
  Autos/Durables.............................................    9.87
  Health: Drugs..............................................    2.84
  Health: Non-Drugs..........................................    8.77
                                                               ------
                                                                35.88


Financial
  Banks......................................................    5.63%
  Non-Banks..................................................    6.08
                                                               ------
                                                                11.71
Utilities
  Telephone..................................................    3.11
Transportation...............................................    4.82
Services/Miscellaneous.......................................   14.36
                                                               ------
     Total U.S. Equities.....................................   94.26

SHORT-TERM INVESTMENTS.......................................    5.89
                                                               ------
     TOTAL INVESTMENTS.......................................  100.15
LIABILITIES, LESS CASH AND
     OTHER ASSETS............................................   (0.15)
                                                               ------
NET ASSETS...................................................  100.00%
                                                               ======

Top 10 U.S. Equity Holdings

As of December 31, 1999 (Unaudited)
                                                           Percent of
                                                           Net Assets
---------------------------------------------------------------------
 1.  Zebra Technologies Corp., Class A                           2.08%
 2.  DII Group, Inc.                                             2.04
 3.  QRS Corp.                                                   1.99
 4.  Mercury Interactive Corp.                                   1.96
 5.  Peregrine Systems, Inc.                                     1.92
 6.  Dendrite International, Inc.                                1.90
 7.  Expeditors International of Washington, Inc.                1.90
 8.  U.S. Trust Corp.                                            1.83
 9.  Patterson Dental Co.                                        1.78
10.  Helix Technology Corp.                                      1.77
---------------------------------------------------------------------

================================================================================
52

        U.S. Small Capitalization Growth Fund -- Schedule of Investments


December 31, 1999 (Unaudited)
--------------------------------------------------------------------------------


                                                  Shares              Value
                                                --------          ---------
U.S. Equities -- 94.26%
ACT Manufacturing, Inc. (b)...................     8,300          $ 311,250
Agency.com, Inc. (b)..........................     2,100            107,100
Anixer International, Inc. (b)................    18,700            385,687
AnnTaylor Stores Corp. (b)....................    11,500            396,031
AVT Corp. (b).................................    17,400            817,800
C & D Technologies, Inc.......................    10,071            428,017
C-Bridge Internet Solutions, Inc. (b).........       850             41,331
Cacheflow, Inc. (b)...........................     2,100            274,444
Calico Commerce, Inc. (b).....................     2,200            116,600
Casey's General Stores, Inc...................    10,800            112,725
Celestial Seasonings, Inc. (b)................    27,500            511,758
Charles River Associates, Inc. (b)............    17,900            599,650
Children's Place Retail Stores, Inc. (b)......    23,300            382,994
Cobalt Networks, Inc. (b).....................       900             97,538
Cost Plus, Inc. (b)...........................    19,550            696,469
Credence Systems Corp. (b)....................     8,600            743,900
CTS Corp......................................     4,000            301,500
Cytyc Corp. (b)...............................     9,900            604,519
Data Return Corp. (b).........................     2,100            112,350
Datascope Corp................................    11,800            472,000
Deltathree.com, Inc. (b)......................     2,100             54,075
Dendrite International, Inc. (b)..............    26,550            899,381
Digex, Inc. (b)...............................     3,000            206,250
DII Group, Inc. (b)...........................    13,600            965,175
Elantec Semiconductor, Inc. (b)...............    20,400            673,200
Elcor Corp....................................    22,550            679,319
Emmis Communications Corp. (b)................     4,800            598,275
Ethan Allen Interiors, Inc....................    12,850            412,003
Expeditors International of Washington, Inc...    20,500            898,156
Forward Air Corp. (b).........................    16,749            726,488
Graco, Inc....................................    16,700            599,112
Greater Bay Bancorp...........................    10,000            428,750
Haverty Furniture Cos., Inc...................    17,100            215,887
Helix Technology Corp.........................    18,700            837,994
Hooper Holmes, Inc............................    24,400            628,300
Ibasis, Inc. (b)..............................     2,100             60,375
Inamed Corp. (b)..............................    15,500            680,062
Insight Communications (b)....................     5,000            148,125
Insight Enterprises, Inc. (b).................    17,800            723,125
Insituform Technologies, Inc. (b).............    25,400            717,550
Investors Financial Services Corp.............    18,200            837,200
Jack in the Box, Inc. (b).....................    26,500            548,219
Jakks Pacific, Inc. (b).......................    21,000            392,437
Jore Corp. (b)................................     8,300             64,844
Kana Communications, Inc. (b).................       800            164,000
Kenneth Cole Productions, Inc. (b)............    15,900            727,425
Kent Electronics Corp. (b)....................    25,300            575,575
King Pharmaceuticals, Inc. (b)................    14,100            790,481
Kronos, Inc. (b)..............................     3,400          $ 204,000
Manitowoc Co., Inc............................     7,400            251,600
McAfee.com, Corp. (b).........................     2,100             94,500
Meade Instruments Corp. (b)...................     9,600            273,600
Mediaplex, Inc. (b)...........................     5,200            326,300
MedQuist, Inc. (b)............................    13,900            358,794
Mercury Computer Systems, Inc. (b)............    15,000            525,000
Mercury Interactive Corp. (b).................     8,600            928,262
Metasolv Software, Inc. (b)...................     2,100            171,675
NetRatings, Inc. (b)..........................     2,100            101,063
Netzee, Inc. (b)..............................    17,800            295,925
North Fork Bancorporation, Inc................    33,500            586,250
Ondisplay, Inc. (b)...........................       650             59,069
Optio Software, Inc. (b)......................     4,200             98,700
Pacific Sunwear of California, Inc. (b).......    19,550            629,266
Patterson Dental Co. (b)......................    19,700            839,712
Patterson Energy, Inc. (b)....................    30,500            396,500
Peoples Heritage Financial Group, Inc.........    30,700            462,419
Peregrine Systems, Inc. (b)...................    10,800            909,225
Protective Life Corp..........................    25,500            811,219
QRS Corp. (b).................................     8,950            939,750
Quest Diagnostics, Inc. (b)...................    18,700            571,519
ResMed, Inc. (b)..............................    14,900            622,075
Retek, Inc. (b)...............................     1,600            120,400
Richmond County Financial Corp................    17,641            318,641
Roper Industries, Inc.........................    15,500            586,094
Rudolph Technologies, Inc. (b)................     5,200            174,200
Sciquest.com, Inc. (b)........................     2,100            166,950
Shaw Group, Inc. (b)..........................    27,200            688,500
SonicWall, Inc. (b)...........................     2,100             84,525
Spanish Broadcasting System (b)...............    15,500            623,875
Stone Energy Corp. (b)........................     9,000            320,625
Swift Transportation Co., Inc. (b)............    37,200            655,650
Sykes Enterprises, Inc. (b)...................    18,200            798,525
Syntel, Inc. (b)..............................     8,200            132,738
TMP Worldwide, Inc. (b).......................     5,200            738,400
Tollgrade Communications, Inc. (b)............     6,200            213,900
Tower Automotive, Inc. (b)....................    21,000            324,187
Tritel, Inc. (b)..............................     2,100             66,544
Triton PCS Holdings, Inc. (b).................     8,300            377,650
U.S. Foodservice (b)..........................    41,600            696,800
U.S. Trust Corp...............................    10,800            866,025
Vintage Petroleum, Inc........................    33,100            399,269
Viropharma, Inc. (b)..........................    15,000            555,000
Waters Corp. (b)..............................    14,300            757,900
Whitehall Jewellers, Inc. (b).................    18,500            682,187
XPedior, Inc. (b).............................       850             24,438
Zebra Technologies Corp., Class A (b).........    16,800            982,800
                                                                 ----------
Total U.S. Equities (Cost $33,705,445)........                   44,577,692
                                                                 ----------


================================================================================

       U.S. Small Capitalization Growth Fund -- Schedule of Investments


December 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

                                                Shares             Value
                                               ---------        -----------
Short-Term Investments -- 5.89%
Investment Companies -- 5.89%
Brinson Supplementary Trust U.S.
  Cash Management Prime Fund
  (Cost $2,787,103)......................      2,787,103        $  2,787,103
                                                                ------------
Total Investments
  (Cost $36,492,548) -- 100.15% (a)......                         47,364,795
Liabilities, less cash and other
  assets -- (0.15%)......................                            (71,000)
                                                                ------------
Net Assets -- 100%.......................                       $ 47,293,795
                                                                ============



NOTES TO SCHEDULE OF INVESTMENTS

(a) Aggregate cost for federal income tax purposes was $36,492,548; and net unrealized appreciation consisted of:

        Gross unrealized appreciation..........         $12,798,752
        Gross unrealized depreciation..........          (1,926,505)
                                                        -----------
            Net unrealized appreciation........         $10,872,247
                                                        ===========
(b) Non-income producing security.



                See accompanying notes to financial statements.


================================================================================
54

         U.S. Small Capitalization Growth Fund -- Financial Statements

--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1999 (Unaudited)

ASSETS:
  Investments, at value:
    Unaffiliated issuers (Cost $33,705,445)...........................................................        $44,577,692
    Affiliated issuers (Cost $2,787,103)..............................................................          2,787,103
  Cash................................................................................................                440
  Receivables:
    Dividends.........................................................................................              1,792
    Interest..........................................................................................             12,421
                                                                                                              -----------
      TOTAL ASSETS....................................................................................         47,379,448
                                                                                                              -----------
LIABILITIES:
  Payables:
    Investment advisory fees..........................................................................             32,064
    Accrued expenses..................................................................................             53,589
                                                                                                              -----------
      TOTAL LIABILITIES...............................................................................             85,653
                                                                                                              -----------
NET ASSETS............................................................................................        $47,293,795
                                                                                                              ===========
NET ASSETS CONSIST OF:
  Paid in capital.....................................................................................        $34,855,447
  Accumulated undistributed net investment loss.......................................................           (114,496)
  Accumulated net realized gain.......................................................................          1,680,597
  Net unrealized appreciation.........................................................................         10,872,247
                                                                                                              -----------
      NET ASSETS......................................................................................        $47,293,795
                                                                                                              ===========
OFFERING PRICE PER SHARE:
  Brinson Class I:
    Net asset value, offering price and redemption price per share (Based on net assets of
      $45,914,693 and 3,681,767 shares issued and outstanding)........................................        $     12.47
                                                                                                              ===========
Brinson Class N:
  Net asset value, offering price and redemption price per share (Based on net assets of
    $1,416 and 114 shares issued and outstanding).....................................................        $     12.42
                                                                                                              ===========
UBS Investment Funds Class:
  Net asset value, offering price and redemption price per share (Based on net assets of
    $1,377,686 and 111,403 shares issued and outstanding).............................................        $     12.37
                                                                                                              ===========




                See accompanying notes to financial statements.



================================================================================

         U.S. Small Capitalization Growth Fund -- Financial Statements

--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED DECEMBER 31, 1999 (Unaudited)

INVESTMENT INCOME:
  Dividends..............................................................................      $       57,827
  Interest...............................................................................              59,483
                                                                                               --------------
      TOTAL INCOME.......................................................................             117,310
                                                                                               --------------

EXPENSES:
  Advisory...............................................................................             197,692
  Professional...........................................................................              19,281
  Registration...........................................................................              17,849
  Distribution...........................................................................               3,123
  Other..................................................................................              31,367
                                                                                               --------------
      TOTAL EXPENSES.....................................................................             269,312
      Expenses deferred by Advisor.......................................................             (37,437)
      Earnings credits...................................................................                 (69)
                                                                                               --------------
      NET EXPENSES.......................................................................             231,806
                                                                                               --------------
      NET INVESTMENT LOSS................................................................            (114,496)
                                                                                               --------------
NET REALIZED AND UNREALIZED GAIN:
  Net realized gain on investments.......................................................           5,935,595
  Change in net unrealized appreciation or depreciation on investments...................           6,732,379
                                                                                               --------------
  Net realized and unrealized gain.......................................................          12,667,974
                                                                                               --------------
  Net increase in net assets resulting from operations...................................      $   12,553,478
                                                                                               ==============



                See accompanying notes to financial statements.



================================================================================
56

         U.S. Small Capitalization Growth Fund -- Financial Statements

--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                     Six Months Ended
                                                                                     December 31, 1999       Six Months Ended*
                                                                                        (Unaudited)            June 30, 1999
                                                                                     -----------------       -----------------
OPERATIONS:
  Net investment loss                                                                   $   (114,496)         $    (68,177)
  Net realized gain (loss)                                                                 5,935,595              (633,451)
  Change in net unrealized appreciation or depreciation                                    6,732,379             1,970,811
                                                                                        ------------          ------------
  Net increase in net assets resulting from operations                                    12,553,478             1,269,183
                                                                                        ------------          ------------
CAPITAL SHARE TRANSACTIONS:
  Shares sold                                                                             14,546,659            23,560,273
  Shares issued on reinvestment of distributions                                                  --                    --
  Shares redeemed                                                                        (15,658,308)          (11,586,801)
                                                                                        ------------          ------------
  Net increase (decrease) in net assets resulting from capital share transactions         (1,111,649)           11,973,472
                                                                                        ------------          ------------
      TOTAL INCREASE IN NET ASSETS                                                        11,441,829            13,242,655
                                                                                        ------------          ------------
NET ASSETS:
  Beginning of period                                                                     35,851,966            22,609,311
                                                                                        ------------          ------------
      End of period (including accumulated undistributed net investment loss
        of $(114,496) and $0, respectively)                                             $ 47,293,795          $ 35,851,966
                                                                                        ============          ============


*  Reflects the Fund's change in fiscal year end from December 31 to June 30



                See accompanying notes to financial statements.




================================================================================
57

         U.S. Small Capitalization Growth Fund -- Financial Highlights

--------------------------------------------------------------------------------

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

                                             Six Months Ended        Six Months           Year            September 30, 1997/1/
                                             December 31, 1999        Ended/2/           Ended                  Through
Brinson Class I                                 (Unaudited)        June 30, 1999   December 31, 1998/3/     December 31, 1997
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period..........  $       9.18       $       8.80      $       9.44             $       10.00
                                                ------------       ------------      ------------             -------------
  Income (loss) from investment operations:
    Net investment loss.......................         (0.01)/4/          (0.02)            (0.02)                       --
    Net realized and unrealized gain (loss)...          3.30               0.40             (0.57)                    (0.56)
                                                ------------       ------------      ------------             -------------
      Total income (loss) from
       investment operations..................          3.29               0.38             (0.59)                    (0.56)
                                                ------------       ------------      ------------             -------------
  Less distributions:
    Distributions from net realized gain......            --                 --             (0.05)                       --
                                                ------------       ------------      ------------             -------------
      Total distributions.....................            --                 --             (0.05)                       --
                                                ------------       ------------      ------------             -------------
Net asset value, end of period................  $      12.47       $       9.18      $       8.80             $        9.44
                                                ============       ============      ============             =============
Total return (non-annualized).................         35.84%              4.32%            (6.70)%                   (5.62)%
Ratios/Supplemental data:
  Net assets, end of period (in 000s).........  $     45,915       $     35,211      $     22,607             $      11,954
  Ratio of expenses to average net assets:
    Before expense reimbursement
      and earnings credits....................          1.34%/5/           1.32%/5/          1.69%                     3.63%/5/
    After expense reimbursement
      and earnings credits....................          1.15%/5/           1.15%/5/          1.20%                     1.20%/5/
  Ratio of net investment income (loss) to
    average net assets:
    Before expense reimbursement and
      earnings credits........................         (0.75)%/5/         (0.62)%/5/        (0.76)%                   (2.53)%/5/
    After expense reimbursement and
      earnings credits........................         (0.56)%/5/         (0.45)%/5/        (0.27)%                   (0.10)%/5/
  Portfolio turnover rate.....................            69%                71%              N/A                       N/A


  /1/  Commencement of investment operations
  /2/ Reflects the Fund's change in fiscal year end from December 31 to June 30 /3/ Reflects 10 for 1 share split effective December 9, 1998
  /4/ The net investment income per share data was determined by using average shares outstanding throughout the period
  /5/  Annualized

N/A = Information is not available for periods prior to reorganization, as described in notes to financial statements




                See accompanying notes to financial statements.


================================================================================
58

        U.S. Small Capitalization Growth Fund -- Financial Highlights


--------------------------------------------------------------------------------
The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

                                                                            Six Months Ended
                                                                            December 31, 1999       Period Ended
Brinson Class N                                                                (Unaudited)         June 30, 1999*
--------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period......................................     $       9.16         $       8.80
                                                                               ------------         ------------
  Income from investment operations:
    Net investment loss...................................................            (0.04)**             (0.04)
    Net realized and unrealized gain......................................             3.30                 0.40
                                                                               ------------         ------------
      Total income from investment operations.............................             3.26                 0.36
                                                                               ------------         ------------
Net asset value, end of period............................................     $      12.42         $       9.16
                                                                               ============         ============
Total return (non-annualized).............................................            35.59%                4.09%
Ratios/Supplemental data:
  Net assets, end of period (in 000s).....................................     $          1         $          1
  Ratio of expenses to average net assets:
    Before expense reimbursement and earnings credits.....................             1.59%***             1.57%***
    After expense reimbursement and earnings credits......................             1.40%***             1.40%***
  Ratio of net investment income (loss) to average net assets:
    Before expense reimbursement and earnings credits.....................            (1.00)%***           (0.87)%***
    After expense reimbursement and earnings credits......................            (0.81)%***           (0.70)%***
  Portfolio turnover rate.................................................               69%                  71%


  *  Commencement of Brinson Class N was December 31, 1998
 ** The net investment income per share data was determined by using average shares outstanding throughout the period
***  Annualized



                See accompanying notes to financial statements.



================================================================================
59

U.S. Bond Fund


--------------------------------------------------------------------------------
[BRINSON LOGO]

Since its inception on August 31, 1995, the Brinson U.S. Bond Fund Class I has returned 5.94%, while its benchmark, the Salomon Smith Barney Broad Investment Grade (BIG) Bond Index has returned 6.05%. Over the same period, the Fund's annualized volatility or risk of 3.87% was comparable to the benchmark volatility of 3.42%. In calendar year 1999 the Fund posted a return of -1.04% compared to the benchmark's return of -0.84%. The overall U.S. bond market's returns for the year were very disappointing in absolute term's -- the worst for bonds since 1994, and was one of the rare occasions when broad market benchmarks produced negative returns.

A combination of strong economic growth (unusual this late in the cycle), rising inflation pressures and monetary policy tightening by the Federal Reserve (the
Fed) conspired to push yields up steadily. Yields on benchmark 30-year treasuries rose by nearly 150 basis points from their January lows to finish at 6.5%. This put them up 180 basis points from the record lows set in the fall of 1998. Shorter-term notes saw even greater increases as the yield curve flattened. The Fed raised official rates three times, undoing all three of the 25 basis point cuts taken in 1998, leaving the federal funds rate at 5.5%. This demand in the marketplace for higher yields pushed bond prices substantially lower.

While U.S. Treasuries suffered, spread (i.e., corporate, mortgage) sectors did not fare as badly. After the virtually unprecedented widening seen during 1998's global market crisis, spreads narrowed this year, although not quite enough to retrace all of the 1998 sell-off. The tightening in spreads produced strong relative performance for corporates and mortgages, which outperformed equivalent duration U.S. Treasuries by 174 and 112 basis points, respectively.

Our overweights to corporate bonds, particularly within the BBB-rated and Yankee sectors, helped Fund returns. Issue selection within both corporates and mortgages was also a source of added value. These positives were offset by our duration strategy, as we maintained a posture slightly longer than benchmarks for most of the year. Yield curve strategy was also slightly positive, with our barbell strategy benefiting from a flattening in the yield curve.

================================================================================
60

U.S. Bond Fund


--------------------------------------------------------------------------------
[BRINSON LOGO]

Total Return

                                                                6 months     1 year    3 years    8/31/95*
                                                                 ended       ended      ended       to
                                                               12/31/99    12/31/99   12/31/99   12/31/99
-----------------------------------------------------------------------------------------------------------
Brinson U.S. Bond Fund Class I                                   0.36%      -1.04%      5.55%      5.94%
-----------------------------------------------------------------------------------------------------------
Salomon Smith Barney Broad Investment Grade (BIG) Bond Index     0.55       -0.84        5.72      6.05
-----------------------------------------------------------------------------------------------------------

* Inception date of the Brinson U.S. Bond Fund Class I.

Total return includes reinvestment of all capital gain and income distributions.

All total returns in excess of 1 year are average annualized returns.

Illustration of an Assumed Investment of $1,000,000


This chart shows the growth in the value of an investment in the Brinson U.S. Bond Fund Class I and the Salomon Smith Barney BIG Bond Index if you had invested $1,000,000 on August 31, 1995, and had reinvested all your income dividends and capital gain distributions through December 31, 1999. No adjustment has been made for any income taxes payable by shareholders on income dividends and capital gain distributions. Past performance is no guarantee of future results. Share price and return will vary with market conditions; investors may realize a gain or loss upon redemption.

Brinson U.S. Bond Fund Class I
vs. Salomon Smith Barney BIG Bond Index
Wealth Value with Dividends Reinvested

--------------------------------------------------------------------------------
          Label               A                              B
--------------------------------------------------------------------------------
                        Brinson U.S. Bond          Salomon Smith Barney
Label                     Fund Class I                 BIG Bond Index
--------------------------------------------------------------------------------
    1      8/31/95          1,000,000                      1,000,000
    2      9/30/95          1,009,000                      1,009,400
    3     10/31/95          1,024,000                      1,022,926
    4     11/30/95          1,040,000                      1,038,884
    5     12/31/95          1,054,932                      1,053,220
    6      1/31/96          1,061,071                      1,060,382
    7      2/29/96          1,038,561                      1,042,462
    8      3/31/96          1,031,398                      1,034,956
    9      4/30/96          1,023,213                      1,027,297
   10      5/31/96          1,020,143                      1,026,784
   11      6/30/96          1,035,997                      1,040,029
   12      7/31/96          1,039,127                      1,042,837
   13      8/31/96          1,032,867                      1,041,273
   14      9/30/96          1,054,776                      1,059,391
   15     10/31/96          1,081,902                      1,083,227
   16     11/30/96          1,109,028                      1,101,101
   17     12/31/96          1,092,169                      1,091,411
   18      1/31/97          1,094,338                      1,095,558
   19      2/28/97          1,096,507                      1,096,763
   20      3/31/97          1,081,323                      1,085,686
   21      4/30/97          1,098,676                      1,101,211
   22      5/31/97          1,109,522                      1,111,563
   23      6/30/97          1,123,558                      1,124,790
   24      7/31/97          1,158,669                      1,155,272
   25      8/31/97          1,148,794                      1,145,337
   26      9/30/97          1,164,156                      1,162,173
   27     10/31/97          1,180,614                      1,178,792
   28     11/30/97          1,183,906                      1,184,333
   29     12/31/97          1,197,458                      1,196,413
   30      1/31/98          1,211,341                      1,211,847
   31      2/28/98          1,211,341                      1,210,998
   32      3/31/98          1,214,812                      1,215,721
   33      4/30/98          1,220,597                      1,222,043
   34      5/31/98          1,232,167                      1,233,775
   35      6/30/98          1,242,614                      1,243,892
   36      7/31/98          1,243,789                      1,246,504
   37      8/31/98          1,264,930                      1,265,575
   38      9/30/98          1,287,245                      1,295,443
   39     10/31/98          1,282,547                      1,289,613
   40     11/30/98          1,291,943                      1,296,706
   41     12/31/98          1,297,674                      1,300,726
   42      1/31/99          1,308,672                      1,310,351
   43      2/28/99          1,286,677                      1,287,420
   44      3/31/99          1,295,231                      1,294,759
   45      4/30/99          1,298,896                      1,299,031
   46      5/31/99          1,285,455                      1,287,080
   47      6/30/99          1,279,528                      1,282,704
   48      7/31/99          1,273,304                      1,277,573
   49      8/31/99          1,269,570                      1,276,679
   50      9/30/99          1,285,751                      1,291,999
   51     10/31/99          1,286,996                      1,295,875
   52     11/30/99          1,289,485                      1,295,746
   53     12/31/99          1,284,169                      1,289,785
--------------------------------------------------------------------------------

Fund returns are net of all fees and costs, while the Index returns are based solely on market returns without deduction for fees or transaction costs for rebalancing.

================================================================================

[LOGO OF BRINSON]

U.S. Bond Fund

--------------------------------------------------------------------------------

Total Return
                                                                 6 months    1 year    6/30/97*
                                                                  ended      ended       to
                                                                 12/31/99   12/31/99  12/31/99
-----------------------------------------------------------------------------------------------
Brinson U.S. Bond Fund Class N                                     0.14%     -1.45%      5.24%
-----------------------------------------------------------------------------------------------
Salomon Smith Barney Broad Investment Grade (BIG) Bond Index       0.55      -0.84       5.63
-----------------------------------------------------------------------------------------------

* Inception date of the Brinson U.S. Bond Fund Class N.
Total return includes reinvestment of all capital gain and income distributions. All total returns in excess of 1 year are average annualized returns.

Illustration of an Assumed Investment of $1,000,000

This chart shows the growth in the value of an investment in the Brinson U.S. Bond Fund Class N and the Salomon Smith Barney BIG Bond Index if you had invested $1,000,000 on June 30, 1997, and had reinvested all your income dividends and capital gain distributions through December 31, 1999. No adjustment has been made for any income taxes payable by shareholders on income dividends and capital gain distributions. Past performance is no guarantee of future results. Share price and return will vary with market conditions; investors may realize a gain or loss upon redemption.

Brinson U.S. Bond Fund Class N
vs. Salomon Smith Barney BIG Bond Index
Wealth Value with Dividends Reinvested

--------------------------------------------------------------------------------
          Label                    A                        B
--------------------------------------------------------------------------------
Label                    Brinson U.S. Bond         Salomon Smith Barney
                           Fund Class N               BIG Bond Index
--------------------------------------------------------------------------------
    1      6/30/97           1,000,000                   1,000,000
    2      7/31/97           1,031,250                   1,027,100
    3      8/31/97           1,021,484                   1,018,267
    4      9/30/97           1,035,156                   1,033,235
    5     10/31/97           1,049,805                   1,048,011
    6     11/30/97           1,052,734                   1,052,936
    7     12/31/97           1,065,178                   1,063,676
    8      1/31/98           1,077,516                   1,077,398
    9      2/28/98           1,076,488                   1,076,644
   10      3/31/98           1,079,573                   1,080,842
   11      4/30/98           1,084,714                   1,086,463
   12      5/31/99           1,094,995                   1,096,893
   13      6/30/98           1,103,029                   1,105,887
   14      7/31/98           1,104,072                   1,108,210
   15      8/31/98           1,121,795                   1,125,165
   16      9/30/98           1,141,604                   1,151,719
   17     10/31/98           1,140,561                   1,146,537
   18     11/30/98           1,148,902                   1,152,843
   19     12/31/98           1,153,031                   1,156,416
   20      1/31/99           1,162,774                   1,164,974
   21      2/28/99           1,142,204                   1,144,587
   22      3/31/99           1,149,783                   1,151,111
   23      4/30/99           1,153,031                   1,154,910
   24      5/31/99           1,140,039                   1,144,284
   25      6/30/99           1,134,778                   1,140,394
   26      7/31/99           1,128,168                   1,135,832
   27      8/31/99           1,125,964                   1,135,037
   28      9/30/99           1,139,185                   1,148,658
   29     10/31/99           1,139,185                   1,152,104
   30     11/30/99           1,141,388                   1,151,988
   31     12/31/99           1,136,367                   1,146,689
--------------------------------------------------------------------------------

6/30/97 = $1,000,000                                     Data through 12/31/99

Fund returns are net of all fees and costs, while the Index returns are based solely on market returns without deduction for fees or transaction costs for rebalancing.

--------------------------------------------------------------------------------
62

[LOGO OF BRINSON]

U.S. Bond Fund

--------------------------------------------------------------------------------


Industry Diversification

As a Percent of Net Assets
As of December 31, 1999 (Unaudited)
--------------------------------------------------------------------------------
U.S. BONDS
Corporate Bonds
  Asset-Backed.........................................   10.13%
  Consumer.............................................    1.65
  Energy...............................................    1.11
  Financial Services...................................    5.32
  Food & House Products................................    0.61
  Health...............................................    2.09
  Industrial Components................................    0.12
  Publishing...........................................    0.41
  Services/Miscellaneous...............................    3.23
  Telecommunications...................................    2.46
  Utilities............................................    0.51
                                                         ------
        Total U.S. Corporate Bonds.....................   27.64

International Dollar Bonds.............................    9.95
Corporate Mortgage-Backed Securities...................   19.87
U.S. Government Agencies...............................    2.64
U.S. Gov't Mortgage-Backed Securities..................   27.87
U.S. Government Obligations............................   10.79
                                                         ------
        Total U.S. Bonds...............................   98.76
                                                         ------
SHORT-TERM INVESTMENTS.................................    0.32
                                                         ------
        TOTAL INVESTMENTS..............................   99.08
CASH AND OTHER ASSETS, LESS LIABILITIES................    0.92
                                                         ------
NET ASSETS.............................................  100.00%
                                                         ======
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

U.S. Bond Fund -- Schedule of Investments

December 31, 1999 (Unaudited)

--------------------------------------------------------------------------------

                                                Face
                                               Amount          Value
                                             -----------    ------------
Bonds -- 98.76%
U.S. Corporate Bonds -- 27.64%

Cendant Corp., 7.750%, due 12/01/03........  $ 1,060,000     $ 1,058,440
Centaur Funding Corp., 144A (b),
 0.000%, due 04/21/20......................        1,355         207,965
 9.080%, due 04/21/20......................          715         730,194
Ches Pot Tel MD,
 8.000%, due 10/15/29......................       87,000          88,319
Chrysler Financial Corp.,
 7.400%, due 08/01/69......................      100,000          92,321
Countrywide Funding Corp. FRN,
 5.420%, due 12/01/03......................      250,000         232,065
Farmers Exchange Capital, 144A,
 7.050%, due 07/15/28......................    1,090,000         925,441
Fidelity Investments, 144A,
 7.570%, due 06/15/29......................    1,250,000       1,201,834
First Bank Corporate Card Master Trust,
 97-1, Class A,
 6.400%, due 02/15/03......................      980,000         970,406
Ford Motor Credit Co.,
 6.700%, due 07/16/04......................      310,000         303,248
GE Capital Mortgage Services, Inc.,
 97-HE4 A76.735%, due 12/25/28.............      410,000         400,652
General Motors Acceptance Corp.,
 9.625%, due 12/15/01......................      294,000         307,423
Green Tree Financial Corp.,
 6.160%, due 02/01/31......................    1,000,000         947,460
Green Tree Financial Corp., Series 94-5,
 Class A5,
 8.300%, due 11/15/19......................      320,000         327,552
Illinois Power Special Purpose Trust, 98-1,
 5.650%, due 12/25/10......................    1,565,000       1,411,927
Kroger Co., 8.000%, due 09/15/29...........      500,000         488,245
Lilly Del Mar, 144A, 0.000%, due 08/01/29..    1,000,000         995,182
MBNA Global Capital Securities FRN,
 0.000%, due 02/01/27......................       90,000          73,938
Monsanto Co., 144A,
 6.600%, due 12/01/28......................    1,250,000       1,074,251
News America Holdings,
 7.750%, due 12/01/45......................      358,000         326,417
Northern States Power,
 6.875%, due 08/01/09......................      925,000         888,811
PanAmSat Corp.,
 6.000%, due 01/15/03......................      375,000         348,997
 6.375%, due 01/15/08......................      500,000         423,820
Peco Energy Transition Trust,
 6.130%, due 03/01/09......................    1,135,000       1,044,359
PP&L Transition Bond Company LLC,
 6.960%, due 12/26/07......................      200,000         199,394
 7.050%, due 06/25/09......................    1,390,000       1,387,776
Premier Auto Trust, Series 96-4A, Class A4,
 6.400%, due 10/06/01......................      180,716         180,843
Rite Aid Corp., 144A,
 6.125%, due 12/15/08......................      890,000         605,200
Salomon, Inc., 6.750%, due 02/15/03........  $   300,000     $   294,980
Service Corp., International,
 6.000%, due 12/15/05......................      750,000         557,393
Sears Credit Account Master Trust,
 Series 99-3, Class A,
 6.450%, due 11/15/09......................    1,200,000       1,169,640
Tele-Communications, Inc.,
 9.800%, due 02/01/12......................      950,000       1,109,684
Texas Utilities, 5.940%, due 10/15/11......      420,000         412,590
Time Warner, Inc., 7.570%, due 02/01/24....      340,000         327,048
U.S.A. Waste Services,
 6.500%, due 12/15/02......................      400,000         369,674
Westinghouse Electric,
 8.625%, due 08/01/12......................      575,000         606,102
UCFC Home Equity Loan, Series 97-C,
 Class A8, FRN,
 due 09/15/27..............................       85,441          85,540
                                                              ----------
                                                              22,175,131
                                                              ----------

Corporate Mortgage-Backed
Securities -- 19.87%

ABN Amro Mortgage Corp., Series 99-2 IA2,
 6.300%, due 04/25/29......................    2,100,000           1,998,360
ABN Amro Mortgage Corp.,
 Series 99-3, Class A2,
 6.300%, due 05/25/29......................    1,000,000             950,750
Chase Mortgage Finance Corp.,
 Series 93-J1, Class 1A5,
 6.625%, due 08/25/09......................       58,831              56,160
Chemical Mortgage Securities Inc.,
 Series 93-1, Class A5,
 7.450%, due 02/25/23......................      159,954             159,756
Citicorp Mortgage Securities, Inc.,
 Series 94-9, Class A8,
 5.750%, due 06/25/09......................    1,100,910           1,016,657
Heller Financial Commercial Mortgage
 Assets, Series 99-PH1 A1,
 6.500%, due 05/15/61......................    1,203,494           1,163,995
LB Commercial Conduit Mortgage Trust,
 Series 99-C1 A1,
 6.410%, due 08/15/07......................      690,672             665,449
Nomura Asset Securities Corp.,
 7.120%, due 04/13/36......................    1,200,000           1,174,452
Norwest Asset Securities Corp.,
 Series 98-25, Class A5,
 6.000%, due 12/25/28......................    2,400,000           2,253,384
PNC Mortgage Securities Corp.,
 Series 94-3, Class A8,
 7.500%, due 07/25/24......................      215,000             206,185
Prudential Home Mortgage Securities,
 Series 93-43, Class A9,
 6.750%, due 10/25/23......................      268,294             257,903

--------------------------------------------------------------------------------
64

U.S. Bond Fund -- Schedule of Investments

December 31, 1999 (Unaudited)

--------------------------------------------------------------------------------

                                                Face
                                               Amount          Value
                                             -----------    ------------
Prudential Home Mortgage Securities,
 Series 94-3, Class A10, 97-HE4 A7
 6.500%, due 02/25/24......................   $   170,000        $   162,591
Residential Accredit Loans, Inc.,
 Series 96-QS4, Class Al10,
 7.900%, due 08/25/26......................       275,000            274,409
Residential Accredit Loans, Inc.,
 Series 98-QS4, Class AI5,
 7.000%, due 03/25/28......................     2,850,000          2,686,495
Residential Asset Securitization Trust,
 Series 97-A10, Class A1,
 7.250%, due 12/25/27......................       391,024            389,992
Residential Funding Mortgage,
 Series 95-S6, Class A7,
 7.500%, due 11/25/25......................       949,408            930,790
Structured Asset Securities Corp.,
 Series 98-RF1, Class A, 144A,
 7.900%, due 10/15/28......................       473,810            477,216
Structured Asset Securities Corp.,
 Series 98-RF1, Class A,
 8.712%, due 03/15/27......................       388,513            400,290
Structured Asset Securities Corp.,
 Series 98-RF2,
 8.582%, due 07/15/27......................       137,457            141,237
Thrift Financial Corp.,
 11.250%, due 01/01/16.....................        29,379             30,263
Vendee Mortgage Trust, Series 92-1,
 Class 2Z,
 7.750%, due 05/15/22......................       553,329            550,087
                                                                  ----------
                                                                  15,946,421
                                                                  ----------

International Dollar Bonds -- 9.95%

Abbey National PLC, 6.700%, Resettable
 Perpetual Preferred,
 6.700%, due 06/29/49......................     1,075,000            973,264
Banco Santiago S.A.,
 7.000%, due 07/18/07......................       380,000            340,945
Credit Suisse-London, 144A,
Resettable Perpetual Preferred,
 7.900%, due 05/01/07......................     1,100,000          1,046,604
Empresa Nacional de Electricidad S.A.,
 7.875%, due 02/01/27......................       594,000            516,298
Interamer Development Bank,
 6.800%, due 10/15/25......................       100,000             93,077
Korea Development Bank,
 7.125%, due 09/17/01......................       500,000            496,120
Pemex Finance Ltd., 2A-B1, 144A,
 8.450%, due 02/15/07......................       940,000            913,304
Petroliam Nasional Berhad, 144A,
 7.625%, due 10/15/26......................       430,000            378,616
Ras Laffan Liquified Natural Gas
 Co., Ltd., 144A,
 8.294%, due 03/15/14......................   $   450,000        $   422,672
Royal Bank of Scotland, Resettable
 Perpetual Preferred,
 7.375%, due 04/29/49......................       585,000            557,858
Southern Investments UK,
 6.800%, due 12/01/06......................     1,345,000          1,259,134
Tyco International Group, S.A.,
 5.875%, due 11/01/04......................       595,000            550,797
 7.000%, due 06/15/28......................       500,000            432,445
                                                                 -----------
                                                                   7,981,134
                                                                 -----------

U.S. Government Mortgage-Backed
Securities -- 27.87%

Fannie Mae, 6.375%, due 06/15/09...........       220,000            209,642
Fannie Mae Whole Loan,
 Series 95-W3, Class A,
 9.000%, due 04/25/25......................       115,854            119,655
Federal Home Loan Mortgage Corp.,
 7.000%, due 10/15/13......................       492,125            468,587
 7.238%, due 05/01/26......................        12,320             12,366
Federal Home Loan Mortgage Corp. Gold,
 8.000%, due 11/01/22......................        86,371             87,384
 9.000%, due 03/01/24......................        65,048             68,101
Federal National Mortgage Assoc.
 Series 97-72, Class EG
 0.000%, due 09/25/22......................       264,180            228,900
Federal National Mortgage Association,
 5.625%, due 03/15/01......................     4,080,000          4,040,885
 8.000%, due 08/01/08......................       543,163            554,309
 8.000%, due 12/18/11......................       100,000            101,979
 6.500%, due 03/01/19......................       476,937            455,624
 8.500%, due 07/01/22......................         9,358              9,691
 9.500%, due 08/01/22......................        60,755             64,219
 7.500%, due 12/01/23......................       476,031            471,045
 7.000%, due 12/01/24......................     2,580,594          2,495,816
 7.500%, due 01/01/28......................       262,040            259,501
 6.000%, due 03/01/28......................       653,272            598,442
 6.500%, due 06/01/28......................       707,837            668,508
 6.000%, due 08/01/28......................     1,428,573          1,307,889
 6.500%, due 09/01/28......................       233,641            220,659
 6.500%, due 02/01/29......................       497,942            469,466
 7.000%, due 03/01/29......................        45,445             43,984
Federal National Mortgage Association Strips,
 8.000%, due 08/01/23......................       294,086             90,397
 0.000%, due 02/01/28......................       223,882            145,290
FNCI, 8.000%, due 02/01/13.................       169,684            173,113
Freddie Mac, 5.750%, due 06/15/01..........     1,000,000            990,028

--------------------------------------------------------------------------------

                   U.S. Bond Fund -- Schedule of Investments

December 31, 1999 (Unaudited)

--------------------------------------------------------------------------------

                                                       Shares         Value
                                                      --------       -------
Government National Mortgage Association,
  10.000%, due 09/15/00...........................         804     $       838
  10.000%, due 05/15/01...........................       1,105           1,152
  9.000%, due 11/15/04............................       7,096           7,294
  9.000%, due 11/15/04............................       2,859           2,939
  8.000%, due 08/15/22............................      41,039          41,673
  7.500%, due 12/15/22............................     207,917         207,069
  7.500%, due 12/15/23............................     862,804         858,581
  7.500%, due 01/15/24............................      57,259          56,934
  6.500%, due 10/15/24............................   7,016,059       6,671,397
  7.500%, due 06/15/25............................      72,430          72,057
  7.000%, due 07/15/25............................      84,595          82,395
                                                                   -----------
                                                                    22,357,809
                                                                   -----------

U.S. Government Agencies -- 2.64%
Aid-Israel, Series 10-Z,
  0.000%, due 02/15/03............................     805,000         656,316
Jordan Aid, 8.750%, due 09/01/19..................    1,357,58       1,459,788
                                                                   -----------
                                                                     2,116,104
                                                                   -----------

U.S. Government Obligations -- 10.79%
U.S. Treasury Bond,
  8.750%, due 05/15/17............................  $  460,000         549,125
  8.000%, due 11/15/21............................   3,320,000       3,766,125
U.S. Treasury Inflation Indexed Note,
  3.625%, due 04/15/28............................   1,770,000       1,645,025
U.S. Treasury Note,
  5.750%, due 08/15/03............................     205,000         200,708
  7.000%, due 07/15/06............................   2,440,000       2,499,475
                                                                   -----------
                                                                     8,660,458
                                                                   -----------
Total Bonds (Cost $82,704,874)....................                  79,237,057
                                                                   -----------

Short-Term Investments -- 0.32%
Investment Companies -- 0.32%
Brinson Supplementary Trust U.S. Cash
  Management Prime Fund
  (Cost $259,361).................................     259,361         259,361
                                                                   -----------
Total Investments
  (Cost $82,964,235) -- 99.08% (a)................                  79,496,418
Cash and other assets,
  less liabilities -- 0.92%.......................                     736,231
                                                                   -----------
Net Assets -- 100%................................                 $80,232,649
                                                                   ===========

NOTES TO SCHEDULE OF INVESTMENTS

(a) Aggregate cost for federal income tax purposes was $82,964,235; and net unrealized depreciation consisted of:

        Gross unrealized appreciation...............  $     281,821
        Gross unrealized depreciation...............     (3,749,638)
        Net unrealized depreciation.................  $  (3,467,817)


(b) Non-income producing security.

FRN: Floating rate note -- The rate disclosed is that in effect at December 31, 1999.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers. At December 31, 1999, the value of these securities amounted to $8,978,479 or 11.19% of net assets.

                See accompanying notes to financial statement.

--------------------------------------------------------------------------------

                    U.S. Bond Fund -- Financial Statements

--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1999 (Unaudited)

ASSETS:
  Investments, at value:
    Unaffiliated issuers (Cost $82,704,874)....................................................  $79,237,057
    Affiliated issuers (Cost $259,361).........................................................      259,361
  Receivables:
    Investment securities sold.................................................................          152
    Interest...................................................................................      856,363
  Other assets.................................................................................        1,842
                                                                                                 -----------
        TOTAL ASSETS...........................................................................   80,354,775
                                                                                                 -----------

LIABILITIES:
  Payables:
    Investment advisory fees...................................................................       32,925
    Due to custodian bank......................................................................       86,328
    Accrued expenses...........................................................................        2,873
                                                                                                 -----------
        TOTAL LIABILITIES......................................................................      122,126
                                                                                                 -----------
NET ASSETS.....................................................................................  $80,232,649
                                                                                                 ===========

NET ASSETS CONSIST OF:
  Paid in capital..............................................................................  $86,614,032
  Distributions in excess of net investment income.............................................     (183,624)
  Accumulated net realized loss................................................................   (2,729,942)
  Net unrealized depreciation..................................................................   (3,467,817)
                                                                                                 -----------
        NET ASSETS.............................................................................  $80,232,649
                                                                                                 ===========
OFFERING PRICE PER SHARE:
  Brinson Class I:
    Net asset value, offering price and redemption price per share (Based on net assets of
      $74,460,691 and 7,628,122 shares issued and outstanding).................................  $      9.76
                                                                                                 ===========
  Brinson Class N:
    Net asset value, offering price and redemption price per share (Based on net assets of
      $1,133 and 116 shares issued and outstanding)............................................  $      9.77
                                                                                                 ===========
  UBS Investment Funds Class:
    Net asset value, offering price and redemption price per share (Based on net assets of
      $5,770,825 and 594,049 shares issued and outstanding)....................................  $      9.71
                                                                                                 ===========

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                     U.S. Bond Fund -- Financial Statements
--------------------------------------------------------------------------------


STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED DECEMBER 31, 1999 (Unaudited)

INVESTMENT INCOME:
  Dividends......................................................  $    46,708
  Interest.......................................................    3,685,825
                                                                   -----------
           TOTAL INCOME..........................................    3,732,533
                                                                   -----------
EXPENSES:
  Advisory.......................................................      283,873
  Registration...................................................       20,800
  Professional...................................................       20,529
  Distribution...................................................       14,465
  Other..........................................................       20,526
                                                                   -----------
           TOTAL EXPENSES........................................      360,193
           Expenses deferred by Advisor..........................       (2,293)
           Earnings credits......................................       (1,659)
                                                                   -----------
           NET EXPENSES..........................................      356,241
                                                                   -----------
           NET INVESTMENT INCOME.................................    3,376,292
                                                                   -----------

NET REALIZED AND UNREALIZED LOSS:
  Net realized loss..............................................   (1,678,187)
  Change in net unrealized appreciation or depreciation..........     (964,402)
                                                                   -----------
  Net realized and unrealized loss...............................   (2,642,589)
                                                                   -----------
  Net increase in net assets resulting from operations...........  $   733,703
                                                                   ===========

                See accompanying notes to financial statements.

================================================================================

                    U.S. Bond Fund -- Financial Statements

--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                        Six Months Ended          Year
                                                                                        December 31, 1999         Ended
                                                                                           (Unaudited)       June 30, 1999
                                                                                        -----------------    -------------
OPERATIONS:
  Net investment income...............................................................   $    3,376,292      $    4,517,147
  Net realized loss...................................................................       (1,678,187)           (338,906)
  Change in net unrealized appreciation or depreciation...............................         (964,402)         (3,036,340)
                                                                                           ------------       -------------
  Net increase in net assets resulting from operations................................          733,703           1,141,901
                                                                                           ------------       -------------

DISTRIBUTIONS TO SHAREHOLDERS:
  Distributions in excess of net investment income....................................       (4,521,037)         (3,812,376)
  Distributions from net realized gain................................................             --               (55,782)
  Distributions in excess of net realized gain........................................             --            (1,051,755)
                                                                                           ------------       -------------
  Total distributions to shareholders*................................................       (4,521,037)         (4,919,913)
                                                                                           ------------       -------------
Capital share transactions:
  Shares sold.........................................................................       51,018,071         156,386,946
  Shares issued in connection with the acquisition of UBS Bond Fund...................             --            15,177,263
  Shares issued on reinvestment of distributions......................................        4,378,710           4,271,987
  Shares redeemed.....................................................................      (69,422,381)       (115,331,025)
                                                                                           ------------       -------------
  Net increase (decrease) in net assets resulting from capital share transactions.....      (14,025,600)         60,505,171
                                                                                           ------------       -------------
                  TOTAL INCREASE (DECREASE) IN NET ASSETS.............................      (17,812,934)         56,727,159
                                                                                           ------------       -------------
NET assets:
  Beginning of period.................................................................       98,045,583          41,318,424
                                                                                           ------------       -------------
  End of period (including undistributed net investment income of $(183,624) and
  $961,121, respectively).............................................................     $ 80,232,649       $  98,045,583
                                                                                           ============       =============

*DISTRIBUTIONS BY CLASS:
  Distributions from net investment income:
          Brinson Class I.............................................................       (4,175,208)         (3,583,162)
          Brinson Class N.............................................................              (61)                (46)
          UBS Investment Funds Class..................................................         (345,768)           (229,168)
  Distributions from and in excess of net realized gain:
          Brinson Class I.............................................................             --            (1,038,553)
          Brinson Class N.............................................................             --                   (16)
          UBS Investment Funds Class..................................................             --               (68,968)
                                                                                           ------------       -------------
  Total distributions to shareholders.................................................       (4,521,037)         (4,919,913)
                                                                                           ------------       -------------

               See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                    U.S. Bond Fund -- Financial Statements

--------------------------------------------------------------------------------

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

                                                           Six Months Ended                                       August 31, 1995*
                                                           December 31, 1999           Year Ended June 30,           Through
                                                                              ----------------------------------
Brinson Class I                                               (Unaudited)        1999        1998        1997     June 30, 1996
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period.....................     $ 10.28         $ 10.58      $ 10.24     $  9.93       $ 10.00
                                                              -------         -------      -------     -------       -------
  Income from investment operations:
    Net investment income................................        0.31**          0.58**       0.53        0.51**        0.50
    Net realized and unrealized gain (loss)..............       (0.27)          (0.26)        0.53        0.32         (0.14)
                                                              -------         -------      -------     -------       -------
            Total income from investment operations......        0.04            0.32         1.06        0.83          0.36
                                                              -------         -------      -------     -------       -------
  Less distributions:
    Distributions from net investment income.............       (0.56)          (0.47)       (0.58)      (0.52)        (0.40)
    Distributions in excess of net realized gain.........          --           (0.15)       (0.14)         --         (0.03)
                                                              -------         -------      -------     -------       -------
            Total distributions..........................       (0.56)          (0.62)       (0.72)      (0.52)        (0.43)
                                                              -------         -------      -------     -------       -------
Net asset value, end of period...........................     $  9.76         $ 10.28      $ 10.58     $ 10.24       $  9.93
                                                              =======         =======      =======     =======       =======

Total return (non-annualized)............................        0.36%           2.97%       10.60%       8.45%         3.60%
Ratios/Supplemental data:
  Net assets, end of period (in 000s)....................     $74,461         $92,030      $38,874     $22,421       $ 9,047
  Ratio of expenses to average net assets:
    Before expense reimbursement and
      earnings credits...................................        0.61%***        0.61%        0.84%       1.65%         3.63%***
    After expense reimbursement and
      earnings credits...................................        0.60%***        0.60%        0.60%       0.60%         0.60%***
  Ratio of net investment income to average
    net assets:
    Before expense reimbursement and
      earnings credits...................................        5.94%***        5.42%        5.61%       5.14%         3.00%***
    After expense reimbursement and
      earnings credits...................................        5.95%***        5.43%        5.85%       6.19%         6.03%***
  Portfolio turnover rate................................         103%            260%         198%        410%          363%

  * Commencement of investment operations
 ** The net investment income per share data was determined by using average shares outstanding throughout the period
*** Annualized

                See accompanying notes to financial statements.

================================================================================

                    U.S. Bond Fund -- Financial Highlights

--------------------------------------------------------------------------------

The table below sets forth financial data for one share of capital stock outstanding throughout the period presented.

                                                                    Six Months Ended
                                                                    December 31, 1999       Year Ended      Year Ended
Brinson Class N                                                        (Unaudited)        June 30, 1999    June 30, 1998
-------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period..............................       $ 10.30              $ 10.58         $ 10.24
                                                                         -------              -------         -------
  Income from investment operations:
    Net investment income.........................................          0.29*                0.57*           0.61
    Net realized and unrealized gain (loss).......................         (0.27)               (0.26)           0.42
                                                                         -------              -------         -------
            Total income from investment operations...............          0.02                 0.31            1.03

  Less distributions:
    Distributions from net investment income......................         (0.55)               (0.44)          (0.55)
    Distributions from net realized gain..........................            --                (0.15)          (0.14)
                                                                         -------              -------         -------
            Total distributions...................................         (0.55)               (0.59)          (0.69)
                                                                         -------              -------         -------
Net asset value, end of period....................................       $  9.77              $ 10.30         $ 10.58
                                                                         =======              =======         =======

Total return (non-annualized).....................................          0.14%                2.88%          10.30%
Ratios/Supplemental data:
  Net assets, end of period (in 000s).............................       $     1              $     1         $     1
  Ratio of expenses to average net assets:
    Before expense reimbursement and earnings credits.............          0.86%**              0.86%           1.09%
    After expense reimbursement and earnings credits..............          0.85%**              0.85%           0.85%
  Ratio of net investment income to average net assets:
    Before expense reimbursement and earnings credits.............          5.69%**              5.17%           5.36%
    After expense reimbursement and earnings credits..............          5.70%**              5.18%           5.60%
  Portfolio turnover rate.........................................           103%                 260%            198%

 * The net investment income per share data was determined by using average shares outstanding throughout the period
** Annualized


                See accompanying notes to financial statements.

================================================================================

High Yield Fund

-------------------------------------------------------------------------------
[BRINSON LOGO]

The Brinson High Yield Fund Class I has earned an annualized return of 6.66% since its inception on September 30, 1997, versus 3.48% for its benchmark, the Merrill Lynch High Yield Master Index. This performance was achieved with an annualized volatility of 6.32% versus 5.03% for the benchmark. The Fund's total return for 1999 was 4.85% versus 1.57% for the benchmark. This strong performance for the year was due mainly to credit and sector selection decisions.

Due to continued strength in the U.S. economy, spreads (over U.S. Treasuries) in the high yield market tightened from 555 basis points at 1998 year-end to 453 basis points at 1999 year-end. However, an increase in the general level of U.S. interest rates raised the benchmark's yield-to-worst from 10.20% to 10.97% over the same one-year period. As the year progressed, the market became increasingly intolerant of poor financial results. Often when companies reported bad news their bond prices dropped by more than 15%. Conversely, when companies reported good news, their bond prices showed only modest gains.

In September, default rates stood at 3.26% versus 1.32% a year earlier. As participants focused on higher default rates, the market's shrinking liquidity was exacerbated by the perception of potential business disruptions resulting from Y2K. In December, evidence suggested that the default rate had peaked and that Y2K concerns had been addressed. Liquidity improved and demand for new bond issuance increased. This firmed up the market, leading to solid performance in the fourth quarter.

As in 1998, industry weightings helped to enhance returns. The Fund benefited from underweights in healthcare, textile and entertainment/film, which significantly underperformed the market, and from overweights in cable, broadcasting and publishing/printing, which performed well. Fund performance was hurt somewhat by an underweight in cyclicals, which significantly outperformed the broader market in 1999.


================================================================================
72

High Yield Fund

--------------------------------------------------------------------------------
[BRINSON LOGO]

Total Return
                                         6 months        1 year     9/30/97*
                                           ended         ended        to
                                         12/31/99        12/31/99   12/31/99
----------------------------------------------------------------------------
Brinson High Yield Fund Class I            1.89%           4.85%     6.66%
----------------------------------------------------------------------------
Merrill Lynch High Yield Master Index     -0.18            1.57      3.48
----------------------------------------------------------------------------
* Inception date of the Brinson High Yield Fund Class I.

Total return includes reinvestment of all capital gain and income distributions.

All total returns in excess of 1 year are average annualized returns.


Illustration of an Assumed Investment of $1,000,000

This chart shows the growth in the value of an investment in the Brinson High Yield Fund Class I and the Merrill Lynch High Yield Master Index if you had invested $1,000,000 on September 30, 1997, and had reinvested all your income dividends and capital gain distributions through December 31, 1999. No adjustment has been made for any income taxes payable by shareholders on income dividends and capital gain distributions. Past performance is no guarantee of future results. Share price and return will vary with market conditions; investors may realize a gain or loss upon redemption.

Brinson High Yield Fund Class I
vs. Merrill Lynch High Yield Master Index
Wealth Value with Dividends Reinvested

------------------------------------------------------------------------------
         Label                 A                                B
------------------------------------------------------------------------------
                                                           Merrill Lynch High
Label   Date      Brinson High Yield Fund Class I           Yield Master Index
------------------------------------------------------------------------------
    1    9/30/97             1,000,000                          1,000,000
    2   10/31/97               995,405                          1,006,640
    3   11/30/97             1,005,534                          1,016,173
    4   12/31/97             1,023,434                          1,025,816
    5    1/31/98             1,047,259                          1,041,091
    6    2/28/98             1,054,152                          1,045,391
    7    3/31/98             1,066,777                          1,054,402
    8    4/30/98             1,068,387                          1,059,410
    9    5/31/98             1,070,928                          1,066,784
   10    6/30/98             1,081,780                          1,072,064
   11    7/31/98             1,098,343                          1,078,175
   12    8/31/98             1,042,275                          1,031,652
   13    9/30/98             1,057,065                          1,033,715
   14   10/31/98             1,049,791                          1,016,742
   15   11/30/98             1,109,624                          1,063,035
   16   12/31/98             1,102,713                          1,063,388
   17    1/31/99             1,129,231                          1,073,905
   18    2/28/99             1,134,755                          1,065,711
   19    3/31/99             1,146,909                          1,074,897
   20    4/30/99             1,163,483                          1,091,709
   21    5/31/99             1,140,280                          1,084,132
   22    6/30/99             1,134,755                          1,082,094
   23    7/31/99             1,133,616                          1,083,685
   24    8/31/99             1,127,919                          1,082,685
   25    9/30/99             1,124,501                          1,068,566
   26   10/31/99             1,124,501                          1,062,315
   27   11/30/99             1,147,288                          1,074,468
   28   12/31/99             1,156,238                          1,080,109

Fund returns are net of all fees and costs, while the Index returns are based solely on market returns without deduction for fees or transaction costs for rebalancing.

================================================================================

High Yield Fund

--------------------------------------------------------------------------------
[BRINSON LOGO]

Total Return
                                        6 Months          12/31/98*
                                          ended              to
                                         12/31/99         12/31/99
------------------------------------------------------------------
Brinson High Yield Fund Class N           1.77%             4.53%
------------------------------------------------------------------
Merrill Lynch High Yield Master Index    -0.18              1.57
------------------------------------------------------------------

* Inception date of the Brinson High Yield Fund Class N.
Total return includes reinvestment of all capital gain and income distributions.

  Illustration of an Assumed Investment of $1,000,000

This chart shows the growth in the value of an investment in the Brinson High Yield Fund Class N and the Merrill Lynch High Yield Master Index if you had invested $1,000,000 on December 31, 1998, and had reinvested all your income dividends and capital gain distributions through December 31, 1999. No adjustment has been made for any income taxes payable by shareholders on income dividends and capital gain distributions. Past performance is no guarantee of future results. Share price and return will vary with market conditions; investors may realize a gain or loss upon redemption.

Brinson High Yield Fund Class N
vs. Merrill Lynch High Yield Master Index
Wealth Value with Dividends Reinvested

--------------------------------------------------------------------------
           Label                A                               B
--------------------------------------------------------------------------
                                                        Merrill Lynch High
Label     Date       Brinson High Yield Fund Class N    Yield Master Index
--------------------------------------------------------------------------
    1     12/31/98               1,000,000                 1,000,000
--------------------------------------------------------------------------
    2      1/31 99               1,024,048                 1,009,890
--------------------------------------------------------------------------
    3      2/28/99               1,028,056                 1,002,184
--------------------------------------------------------------------------
    4      3/31/99               1,039,078                 1,010,823
--------------------------------------------------------------------------
    5      4/30/99               1,054,108                 1,026,633
--------------------------------------------------------------------------
    6      5/31/99               1,032,064                 1,019,508
--------------------------------------------------------------------------
    7      6/30/99               1,027,054                 1,017,591
--------------------------------------------------------------------------
    8      7/31/99               1,026,022                 1,019,087
--------------------------------------------------------------------------
    9      8/31/99               1,020,861                 1,008,743
--------------------------------------------------------------------------
   10      9/30/99               1,016,732                 1,004,870
--------------------------------------------------------------------------
   11     10/31/99               1,016,732                   998,991
--------------------------------------------------------------------------
   12     11/30/99               1,037,376                 1,010,420
--------------------------------------------------------------------------
   13     12/31/99               1,045,278                 1,015,724
--------------------------------------------------------------------------

Fund returns are net of all fees and costs, while the Index returns are based solely on market returns without deduction for fees or transaction costs for rebalancing.

===============================================================================
74

High Yield Fund


--------------------------------------------------------------------------------
[BRINSON LOGO]

Industry Diversification
As a Percent of Net Assets
As of December 31, 1999 (Unaudited)
--------------------------------------------------------------------------------
U.S. BONDS
Corporate Bonds
   Aerospace & Military...............................        0.69%
   Auto...............................................        1.24
   Chemicals..........................................        4.39
   Construction.......................................        4.64
   Consumer...........................................        3.21
   Electronics and Electric Components................        0.55
   Energy.............................................        2.33
   Financial Services.................................        1.34
   Food & House Products..............................        5.07
   Health.............................................        3.06
   Publishing.........................................        2.25
   Radio Broadcasting.................................        3.14
   Real Estate........................................        0.83
   Recreation.........................................        8.46
   Retail.............................................        5.23
   Services/Miscellaneous.............................       17.51
   Telecommunications.................................       14.29%
   Television Broadcasting............................       14.88
                                                            ------
         Total U.S. Corporate Bonds...................       93.11

International Dollar Bonds............................        2.39
                                                            ------
       Total U.S. Bonds...............................       95.50

Warrants..............................................        0.02
                                                            ------
SHORT-TERM INVESTMENTS................................        2.57
                                                            ------
       TOTAL INVESTMENTS..............................       98.09
CASH AND OTHER ASSETS,
  LESS LIABILITIES....................................        1.91
                                                            ------
NET ASSETS............................................      100.00%
                                                            ======


Top Ten U.S. Bond Holdings
As of December 31, 1999  (Unaudited)

                                       Percent of
                                       Net Assets
-------------------------------------------------
 1. Exodus Communications, Inc.           1.83%
 2. Lyondell Chemical Co.                 1.59
 3. Paxson Communications Corp.           1.57
 4. Dobson Sygnet Communications, Inc.    1.56
 5. Microcell Telecommunications, Inc.    1.55
 6. Group Maintenance America Corp.       1.50
 7. Waterford Gaming                      1.48
 8. PSINet, Inc.                          1.48
 9. Verio, Inc.                           1.46
10. Paxson Communications Corp.           1.44
-------------------------------------------------


================================================================================

                  High Yield Fund -- Schedule of Investments

December 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

                                                          Face
                                                         Amount         Value
                                                       -----------   -----------
U.S. Bonds - 95.50%
U.S. Corporate Bonds - 93.11%
Ackerley Group, Inc., Series B,
  9.000%, due 01/15/09...............................  $   675,000   $   658,125
Adelphia Communications Corp.,
  9.375%, due 11/15/09...............................      500,000       490,000
Allbritton Communications Co., Series B,
  8.875%, due 02/01/08...............................      550,000       528,000
American Mobile Satellite Corp.,
 12.250%, due 04/01/08...............................      250,000       195,313
Avalon Cable Holdings,
  9.375%, due 12/01/08...............................      600,000       606,000
Bally Total Fitness Corp., Series B,
  9.875%, due 10/15/07...............................      500,000       485,000
Big City Radio, Inc., (c)
  0.000%, due 03/15/05...............................    1,100,000       709,500
Budget Group, Inc.,
  9.125%, due 04/01/06...............................      500,000       465,000
Building Materials Corp.,
  7.750%, due 07/15/05...............................      650,000       591,500
Capstar Broadcasting Partners, Inc., (d)
  0.000%, due 02/01/09...............................      500,000       445,000
Carmike Cinemas, Inc.,
  9.375%, due 02/01/09...............................      750,000       650,625
CB Richard Ellis Services, Inc.,
  8.875%, due 06/01/06...............................      525,000       467,250
Centennial Cellular,
 10.750%, due 12/15/08...............................      500,000       535,000
Century Communications Corp.,
  0.000%, due 01/15/08...............................      425,000       186,469
  8.375%, due 11/15/17...............................      300,000       265,500
Collins & Alkman Corp.,
 11.500%, due 04/15/06...............................      700,000       691,250
CSC Holdings, Inc.,
  7.625%, due 07/15/18...............................      600,000       558,000
Cumulus Media, Inc.,
 10.375%, due 07/01/08...............................      590,000       613,600
Dan River, Inc., Snr-Sub-Nts,
 10.125%, due 12/15/03...............................      500,000       500,000
Dobson Sygnet Communications, Inc.,
 12.250%, due 12/15/08...............................      800,000       880,000
Eagle Family Foods, Series B,
  8.750%, due 01/15/08...............................      750,000       577,500
Exodus Communications, Inc.,
 11.250%, due 07/01/08...............................    1,000,000     1,032,500
Falcon Holding Group, Series B, (e)
  0.000%, due 04/15/10...............................      150,000       112,313
Fedders North America,
  9.375%, due 08/15/07...............................      500,000       490,000
Federal-Mogul Corp.,
  7.500%, due 01/15/09...............................      250,000       222,691
Fox/Liberty Networks, Step, (f)
  0.000%, due 08/15/07...............................  $   500,000   $   402,500
Global Imaging Systems, Inc.,
 10.750%, due 02/15/07...............................      325,000       312,000
Golden Sky DBS, Inc., (g)
  0.000%, due 03/01/07...............................      375,000       228,281
Gothic Production Corp.,
 11.125%, due 05/01/05 Series B......................      500,000       425,000
Granite Broadcasting Corp.,
 10.375%, due 05/15/05...............................      400,000       408,000
Group Maintenance America Corp.,
  9.750%, due 01/15/09...............................      850,000       843,625
Harvey Casinos Resorts,
 10.625%, due 06/01/06...............................      300,000       309,750
Hollinger International Publishing Corp.,
  9.250%, due 02/01/06...............................      750,000       742,500
ICN Pharmaceuticals, Inc.,
  9.250%, due 08/15/05...............................      400,000       394,000
Integrated Electrical Services, Inc.,
  9.375%, due 02/01/09...............................      750,000       735,937
Interep National Radio Sales, Series B,
 10.000%, due 07/01/08...............................      650,000       622,375
Iron Mountain, Inc.,
 10.125%, due 10/01/06...............................      200,000       203,500
  8.750%, due 09/30/09...............................      500,000       476,250
Isle of Capri Casinos, Inc.,
  8.750%, due 04/15/09...............................      500,000       460,000
ISP Holdings Inc., Series B,
  9.000%, due 10/15/03...............................      630,000       614,250
J.H. Heafner Co., 10.000%, due 05/15/08..............      525,000       475,125
Level 3 Communications, Inc., (h)
  0.000%, due 12/01/08...............................      850,000       514,250
Liberty Group Operating,
  9.375%, due 02/01/08...............................      850,000       756,500
LIN Holdings Corp., Step, (i)
  0.000%, due 03/01/08...............................    1,000,000       673,750
Loral Space & Communications Ltd.,
  9.500%, due 01/15/06...............................      200,000       180,000
Lyondell Chemical Co., Series B,
  9.875%, due 05/01/07...............................      880,000       897,600
Mail Well Corp., 8.750%, due 12/15/08................      500,000       475,000
Merrill Corp., 12.000%, due 05/01/09.................      325,000       318,500
Metromedia Fiber Network,
 10.000%, due 12/15/09...............................      600,000       615,000
Mohegan Tribal Gaming Authority,
  8.750%, due 01/01/09...............................      600,000       591,000
MTS, Inc., 9.375%, due 05/01/05......................      750,000       375,000
NationsRent, Inc., 10.375%, due 12/15/08.............      675,000       664,875
NBTY, Inc., Series B,
  8.625%, due 09/15/07...............................      440,000       407,000

--------------------------------------------------------------------------------
76

                  High Yield Fund -- Schedule of Investments

December 31, 1999 (Unaudited)

--------------------------------------------------------------------------------

                                                          Face
                                                         Amount         Value
                                                       -----------   -----------
New World Pasta Co.,
  9.250%, due 02/15/09................................ $   545,000   $   490,500
Newpark Resources, Inc., Series B,
  8.625%, due 12/15/07................................     700,000       651,000
Nextel Communications, Inc., 144A,
  9.375%, due 11/15/09................................     305,000       298,900
Nextel Communications, Inc., Step, (j)
  0.000%, due 09/15/07................................     800,000       596,000
Nextlink Communications, 144A,
  0.000%, due 12/01/09 (k)............................     712,000       414,740
 10.500%, due 12/01/09................................     175,000       177,625
Nortex, Inc., 9.875%, due 03/01/04....................     450,000       443,250
NTL Communications Corp.,
Series B, Step, (l)
  0.000%, due 10/01/08................................     900,000       636,750
Packaging Corp. of America,
  9.625%, due 04/01/09................................     220,000       224,675
Paxson Communications Corp.,
 11.625%, due 10/01/02................................     850,000       884,000
Paxson Communications Corp. (b),
  0.000%, due 10/31/06................................         797       812,818
Pegasus Communication Corp., Class B,
  144A, 12.500%, due 08/01/07.........................     550,000       599,500
Pegasus Communications Corp., Class B,
  9.625%, due 10/15/05................................     750,000       757,500
  9.750%, due 12/01/06................................     150,000       151,500
Perry Ellis International, Inc.,
 12.250%, due 04/01/03................................     650,000       645,937
Phoenix Color, Inc.,
 10.375%, due 02/01/09................................     600,000       576,000
Pilgrim's Pride Corp., Snr-Sub-Nts,
 10.875%, due 08/01/03................................     561,000       566,610
Pillowtex Corp., 10.000%, due 11/15/06................     125,000        57,500
Plains Resources, Inc., 10.250%,
due 03/15/06 Series B.................................     300,000       291,000
Premier Parks, Inc., Step, (m)
  0.000%, due 04/01/08................................   1,100,000       759,000
Protection One Alarm, Inc.,
  7.375%, due 08/15/05................................     365,000       290,175
PSINet, Inc.,
 10.500%, due 12/01/06................................     150,000       151,125
PSINet, Inc.,
 11.500%, due 11/01/08................................     800,000       836,000
Qwest Communications International, Inc., (n)
  0.000%, due 10/15/07................................     500,000       405,000
R. H. Donnelly, Inc., 9.125%, due 06/01/08............     750,000       735,000
Range Resources Corp.,
  8.750%, due 01/15/07................................     650,000       596,375
Rayovac Corp., Series B,
 10.250%, due 11/01/06................................     600,000       612,000
RCN Corp., Step, (o)
  0.000%, due 10/15/07................................     450,000       316,125
Revlon Consumer Products,
  8.125%, due 02/01/06................................ $   400,000   $   294,000
  8.625%, due 02/01/08................................     220,000       110,000
Scotts Co., 144A, 8.625%, due 01/15/09................     500,000       485,000
Sequa Corp., 9.000%, due 08/01/09.....................     400,000       387,000
Simmons Co., 10.250%, due 03/15/09....................     700,000       662,375
Sinclair Broadcast Group,
 10.000%, due 09/30/05................................     250,000       247,500
  8.750%, due 12/15/07................................     425,000       392,063
Sleepmaster Corp., 144A,
 11.000%, due 05/15/09................................     500,000       508,750
Speedway Motorsports, Inc.,
  8.500%, due 08/15/07................................     700,000       679,000
T/SF Communications Corp., Series B,
 10.375%, due 11/01/07................................     550,000       528,000
Telecorp PCS, Inc., (p)
  0.000%, due 04/15/09................................     700,000       441,000
TeleWest Communications PLC, 144A, (q)
  0.000%, due 04/15/09................................     500,000       315,000
Trans-Resources, Inc., Series B, (r)
  0.000%, due 03/15/08................................     650,000       325,000
Tritel PCS, Inc., 144A, (s)
  0.000%, due 05/15/09................................     200,000       126,500
Triton PCS, Inc., (t)
  0.000%, due 05/01/08................................   1,125,000       795,937
Twin Labs, Inc., 10.250%, due 05/15/06................     500,000       517,500
U.S. Unwired, Inc., 144A, (u)
  0.000%, due 11/01/09................................     800,000       468,000
United Industries Corp.,
  9.875%, due 04/01/09................................     700,000       638,750
United Rentals, Inc., Series B,
  9.500%, due 06/01/08................................     625,000       610,937
  9.250%, due 01/15/09................................     370,000       355,200
Verio, Inc., 13.500%, due 06/15/04....................     750,000       823,125
Voicestream Wire, 144A,
 10.375%, due 11/15/09................................     225,000       231,750
Waterford Gaming, 144A, 9.500%,
due 03/15/10..........................................     850,000       837,250
Williams Communications Group, Inc.,
 10.875%, due 10/01/09................................     635,000       663,575
                                                                     -----------
                                                                      52,497,521
                                                                     -----------

International Dollar Bonds - 2.39%
Imax, Corp., 7.875%, due 12/01/05.....................     500,000       472,500
Microcell Telecommunications, Inc.,
  Series B, 0.000%, due 06/01/06......................     990,000       873,675
                                                                     -----------
                                                                       1,346,175
                                                                     -----------
Total U.S. Bonds (Cost $56,267,269)...................                53,843,696
                                                                     -----------

--------------------------------------------------------------------------------

                  High Yield Fund -- Schedule of Investments

December 31, 1999 (Unaudited)

--------------------------------------------------------------------------------

                                                        Warrants        Value
                                                       -----------   -----------
Warrants - 0.02%
American Mobile Satellite Corp., 144A,
  Warrants (Cost $11,250) (b)........................          250   $    10,000
                                                                     -----------

                                                         Shares
                                                       -----------
Short-Term Investments - 2.57%
Investment Companies - 2.57%
Brinson Supplementary Trust U.S. Cash
  Management Prime Fund
  (Cost $1,449,925)..................................    1,449,925     1,449,925
                                                                     -----------
Total Investments
  (Cost $57,728,444) - 98.09% (a)....................                 55,303,621
Cash and other assets,
  less liabilities - 1.91%...........................                  1,078,599
                                                                     -----------
Net Assets - 100%....................................                $56,382,220
                                                                     ===========

NOTES TO SCHEDULE OF INVESTMENTS
(a) Aggregate cost for federal income tax purposes was $57,728,444; and net unrealized depreciation consisted of:

          Gross unrealized appreciation.......   $   438,489
          Gross unrealized depreciation.......    (2,863,312)
                                                 -----------
          Net unrealized depreciation.........   $(2,424,823)
                                                 ===========

(b)  Non-income producing security.
(c)  Interest rate 0.000% until 03/15/01, then 11.125% to maturity
(d)  Interest rate 0.000% until 02/01/02, then 12.750% to maturity
(e)  Interest rate 0.000% until 04/15/03, then 9.285% to maturity
(f)  Interest rate 0.000% until 08/15/02, then 9.750% to maturity
(g)  Interest rate 0.000% until 03/01/04, then 13.500% to maturity
(h)  Interest rate 0.000% until 12/01/03, then 10.500% to maturity
(i)  Interest rate 0.000% until 03/01/03, then 10.000% to maturity
(j)  Interest rate 0.000% until 09/15/02, then 10.650% to maturity
(k)  Interest rate 0.000% until 12/01/04, then 12.125% to maturity
(l)  Interest rate 0.000% until 10/01/03, then 12.375% to maturity
(m)  Interest rate 0.000% until 04/01/03, then 10.000% to maturity
(n)  Interest rate 0.000% until 10/15/02, then 9.470% to maturity
(o)  Interest rate 0.000% until 10/15/02, then 11.125% to maturity
(p)  Interest rate 0.000% until 04/15/04, then 11.625% to maturity
(q)  Interest rate 0.000% until 04/15/04, then 9.250% to maturity
(r)  Interest rate 0.000% until 03/15/03, then 12.000% to maturity
(s)  Interest rate 0.000% until 05/15/04, then 12.750% to maturity
(t)  Interest rate 0.000% until 05/01/03, then 11.000% to maturity
(u)  Interest rate 0.000% until 11/01/04, then 13.375% to maturity

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers. At December 31, 1999, the value of these securities amounted to $4,473,015 or 7.93% of net assets.


                See accompanying notes to financial statements.

--------------------------------------------------------------------------------
78

                    High Yield Fund -- Financial Statements

--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
December 31, 1999 (Unaudited)
ASSETS:
  Investments, at value:
    Unaffiliated issuers (Cost $56,278,519)............................................   $  53,853,696
    Affiliated issuers (Cost $1,449,925)...............................................       1,449,925
  Receivables:
    Investment securities sold.........................................................         308,735
    Interest...........................................................................       1,153,641
                                                                                          -------------
       TOTAL ASSETS....................................................................      56,765,997
                                                                                          =============
LIABILITIES:
  Payables:
    Investment advisory fees...........................................................          25,035
    Due to custodian bank..............................................................         308,042
    Accrued expenses...................................................................          50,700
                                                                                          -------------
       TOTAL LIABILITIES...............................................................         383,777
                                                                                          -------------
NET ASSETS.............................................................................   $  56,382,220
                                                                                          =============

NET ASSETS CONSIST OF:
  Paid in capital......................................................................   $  59,825,015
  Accumulated undistributed net investment income......................................         558,849
  Distributions in excess of net realized gain.........................................      (1,576,821)
  Net unrealized depreciation..........................................................      (2,424,823)
                                                                                          -------------
NET ASSETS.............................................................................   $  56,382,220
                                                                                          =============
OFFERING PRICE PER SHARE:
  Brinson Class I:
    Net asset value, offering price and redemption price per share
      (Based on net assets of $53,461,003 and 5,563,579 shares issued and outstanding).   $        9.61
                                                                                          =============
  Brinson Class N:
    Net asset value, offering price and redemption price per share
      (Based on net assets of $1,046 and 109 shares issued and outstanding)............   $        9.60
                                                                                          =============
  UBS Investment Funds Class:
    Net asset value, offering price and redemption price per share
      (Based on net assets of $2,920,171 and 304,104 shares issued and outstanding)....   $        9.60
                                                                                          =============

                See accompanying notes to financial statements.

================================================================================

                    High Yield Fund -- Financial Statements

--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED DECEMBER 31, 1999 (Unaudited)

INVESTMENT INCOME:
 Interest......................................................    $  3,208,339
                                                                   ------------
   TOTAL INCOME................................................       3,208,339
                                                                   ------------

EXPENSES:
 Advisory......................................................         192,673
 Distribution..................................................          26,035
 Professional..................................................          20,107
 Registration..................................................          15,506
 Other.........................................................          39,774
                                                                   ------------
   TOTAL EXPENSES..............................................         294,095
   Expenses deferred by Advisor................................         (40,895)
   Earnings credits............................................          (1,756)
                                                                   ------------
   NET EXPENSES................................................         251,444
                                                                   ------------
   NET INVESTMENT INCOME.......................................       2,956,895
                                                                   ------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
 Net realized loss on investments..............................      (1,508,313)
 Change in net unrealized appreciation or depreciation.........        (280,354)
                                                                   ------------
 Net realized and unrealized loss..............................      (1,788,667)
                                                                   ------------
 Net increase in net assets resulting from operations..........    $  1,168,228
                                                                   ============

                See accompanying notes to financial statements.

================================================================================
80

                    High Yield Fund -- Financial Statements

--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
                                                                                  Six Months Ended
                                                                                  December 31, 1999       Six Months Ended*
                                                                                     (Unaudited)            June 30, 1999
                                                                                    -------------           -------------
OPERATIONS:
  Net investment income............................................................ $   2,956,895           $   2,487,185
  Net realized gain (loss).........................................................    (1,508,313)                420,129
  Change in net unrealized appreciation or depreciation............................      (280,354)             (1,916,114)
                                                                                    -------------           -------------
  Net increase in net assets resulting from operations.............................     1,168,228                 991,200
                                                                                    -------------           -------------

DISTRIBUTIONS TO SHAREHOLDERS:
  Distributions from net investment income:
  Brinson Class I..................................................................    (2,747,919)             (1,845,754)
    Brinson Class N................................................................           (48)                    (30)
    UBS Investment Funds Class.....................................................      (261,823)               (167,575)
  Distributions from and in excess of net realized gain:
  Brinson Class I..................................................................      (384,243)                     --
    Brinson Class N................................................................            (7)                     --
    UBS Investment Funds Class.....................................................       (40,374)                     --
                                                                                    -------------           -------------
  Total distributions to shareholders..............................................    (3,434,414)             (2,013,359)
                                                                                    -------------           -------------

CAPITAL SHARE TRANSACTIONS:
  Shares sold......................................................................     7,261,164              52,695,849
  Shares issued on reinvestment of distributions...................................     3,052,216               1,797,826
  Shares redeemed..................................................................   (18,002,121)            (22,036,291)
                                                                                    -------------           -------------
  Net increase (decrease) in net assets resulting from capital share transactions..    (7,688,741)             32,457,384
                                                                                    -------------           -------------
    TOTAL INCREASE (Decrease) IN NET ASSETS........................................    (9,954,927)             31,435,225
                                                                                    -------------           -------------

NET ASSETS:
Beginning of period................................................................    66,337,147              34,901,922
                                                                                    -------------           -------------
End of period (including accumulated undistributed net investment
income of $558,849 and $611,744, respectively)..................................... $  56,382,220           $  66,337,147
                                                                                    =============           =============

*Reflects the Fund's change in fiscal year end from December 31 to June 30

                See accompanying notes to financial statements.

================================================================================

                    High Yield Fund -- Financial Highlights

--------------------------------------------------------------------------------

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

                                                             Six Months Ended   Six Months                    September 30, 1997/1/
                                                                December 31,     Ended/2/        Year Ended          through
                                                                   1999          June 30,        December 31,      December 31,
Brinson Class I                                                 (Unaudited)        1999            1998/3/            1997
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period...........................  $    9.96       $    9.98        $   10.05       $   10.00
                                                                 ---------       ---------        ---------       ---------
  Income from investment operations:
     Net investment income.....................................       0.46/4/         0.44/4/          7.30            0.18
     Net realized and unrealized gain (loss)...................      (0.27)          (0.15)            0.02            0.05
                                                                 ---------       ---------        ---------       ---------
       Total income from investment operations.................       0.19            0.29             7.32            0.23
                                                                 ---------       ---------        ---------       ---------
  Less distributions:
     Distributions from net investment income..................      (0.47)          (0.31)           (7.33)          (0.18)
     Distributions from and in excess of net realized gain.....      (0.07)             --            (0.06)             --
                                                                 ---------       ---------        ---------       ---------
       Total distributions.....................................      (0.54)          (0.31)           (7.39)          (0.18)
                                                                 ---------       ---------        ---------       ---------
Net asset value, end of period.................................  $    9.61       $    9.96        $    9.98       $   10.05
                                                                 =========       =========        =========       =========

Total return (non-annualized)..................................       1.89%           2.91%            7.75%           2.34%

Ratios/Supplemental Data:
  Net assets, end of period (in 000s)..........................  $  53,461       $  60,044        $  34,900       $   7,861
  Ratio of expenses to average net assets:
     Before expense reimbursement and earnings credits.........       0.83%/5/        0.83%/5/         1.59%           4.98%/5/
     After expense reimbursement and earnings credits..........       0.70%/5/        0.70%/5/         0.89%           0.90%/5/
        Ratio of net investment income to average net assets:
  Before expense reimbursement and earnings credits............       9.14%/5/        8.54%/5/         7.38%           3.15%/5/
     After expense reimbursement and earnings credits..........       9.27%/5/        8.67%/5/         8.08%           7.23%/5/
  Portfolio turnover rate......................................         29%             77%             N/A             N/A

  /1/  Commencement of investment operations
  /2/ Reflects the Fund's change in fiscal year end from December 31 to June 30 /3/ Reflects 10 for 1 share split effective December 9, 1998
  /4/ The net investment income per share data was determined by using average shares outstanding throughout the period
  /5/  Annualized
N/A = Information is not available for periods prior to reorganization, as described in notes to financial statements

                See accompanying notes to financial statements.

================================================================================
82

                    High Yield Fund -- Financial Highlights

--------------------------------------------------------------------------------

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

                                                        Six Months Ended
                                                       December 31, 1999    Period Ended
Brinson Class N                                           (Unaudited)      June 30, 1999*
----------------------------------------------------------------------------------------
Net asset value, beginning of period..................      $    9.95        $    9.98
                                                            ---------        ---------
  Income from investment operations:
    Net investment income.............................           0.45**           0.42**
    Net realized and unrealized loss..................          (0.27)           (0.15)
                                                            ---------        ---------
      Total income from investment operations.........           0.18             0.27
                                                            ---------        ---------

  Less distributions:
    Distributions from net investment income..........          (0.46)           (0.30)
    Distributions from net realized gain..............          (0.07)              --
                                                            ---------        ---------
      Total distributions.............................          (0.53)           (0.30)
                                                            ---------        ---------
Net asset value, end of period........................      $    9.60        $    9.95
                                                            =========        =========

Total return (non-annualized).........................           1.77%            2.71%
Ratios/Supplemental Data:
  Net assets, end of period (in 000s).................      $       1        $       1
  Ratio of expenses to average net assets:
    Before expense reimbursement and
     earnings credits.................................           1.08%***         1.08%***
    After expense reimbursement  and
     earnings credits.................................           0.95%***         0.95%***
  Ratio of net investment income to average net assets:
    Before expense reimbursement and
     earnings credits.................................           8.89%***         8.29%***
    After expense reimbursement and
     earnings credits.................................           9.02%***         8.42%***
  Portfolio turnover rate.............................             29%              77%

  *  Commencement of Brinson Class N was December 31, 1998
 ** The net investment income per share data was determined by using average shares outstanding throughout the period
***  Annualized

                See accompanying notes to financial statements.

================================================================================

              The Brinson Funds -- Notes To Financial Statements

--------------------------------------------------------------------------------

1.   SIGNIFICANT ACCOUNTING POLICIES
The Brinson Funds (the "Trust") is an open-end, management investment company registered under the Investment Company Act of 1940, as amended, as a series company. The Trust currently offers shares of eleven series: Global Fund, Global Equity Fund, Global Bond Fund, U.S. Balanced Fund, U.S. Equity Fund, U.S. Large Capitalization Equity Fund, U.S. Large Capitalization Growth Fund, U.S. Small Capitalization Growth Fund, U.S. Bond Fund, High Yield Fund and Global (Ex-U.S.) Equity Fund (each a "Fund' and collectively, the "Funds"). Each Fund has three classes of shares outstanding, Brinson Class I, Brinson Class N and UBS Investment Funds Class. There are an unlimited number of shares of each class with par value of $0.001 authorized. Each share represents an identical interest in the investments of the Funds and has the same rights. The financial highlights of the UBS Investment Funds Class are presented separately.

Prior to December 19, 1998, the U.S. Large Capitalization Growth Fund (formerly, UBS Large Cap Growth Fund), U.S. Small Capitalization Growth Fund (formerly, UBS Small Cap Fund), High Yield Fund (formerly, UBS High Yield Bond Fund), UBS Value Equity Fund and UBS Bond Fund sought to achieve their investment objectives by investing substantially all of their investable assets in a corresponding portfolio of UBS Investor Portfolios Trust (each a "Portfolio" and collectively, the "Portfolios"), an open-end management investment company that had the same investment objective. On October 20, 1998, the Board of Directors approved a tax-free plan of reorganization (the "Reorganization").

Pursuant to the Reorganization, the net assets of the UBS Large Cap Growth Fund, UBS Small Cap Fund and UBS High Yield Bond Fund were withdrawn from their corresponding Portfolio and thereafter each began to operate, under its new name, as a separate Fund in the Trust. In addition, the net assets of the UBS Value Equity Fund and UBS Bond Fund were withdrawn from their corresponding Portfolio and acquired by the U.S. Equity Fund and U.S. Bond Fund, respectively, in a tax-free exchange solely for Brinson Class I shares of each Fund. The UBS Value Equity Fund and UBS Bond Fund were then dissolved. Shares issued in exchange, net asset value and corresponding net unrealized appreciation at December 18, 1998, were as follows:

                                                                        Net
                                                         Net         Unrealized
Fund                                      Shares     Asset Value    Appreciation
----                                      ------     -----------    ------------
UBS Value Equity Fund..............    1,233,797     $23,269,419        $774,047
UBS Bond Fund......................    1,429,121      15,177,263          27,192

The aggregate net assets of the U.S. Equity Fund and U.S. Bond Fund immediately before the mergers were $729,679,727 and $80,523,890, respectively.

The following is a summary of significant accounting policies consistently followed by the U.S. Balanced Fund, U.S. Equity Fund, U.S. Large Capitalization Equity Fund, U.S. Large Capitalization Growth Fund, U.S. Small Capitalization Growth Fund, U.S. Bond Fund and High Yield Fund in the preparation of their financial statements.

A. Investment Valuation: Securities for which market quotations are readily available are valued at the last available sales price on the exchange or market on which they are principally traded, or lacking any sales, at the last available bid price on the exchange or market on which such securities are principally traded. Equity securities traded over-the-counter are valued at the most recent bid price. Securities for which the most recent bid price or market quotations are not readily available, including restricted securities which are subject to limitations on their sale, are valued at fair value as determined in good faith by or under the direction of the Trust's Board of Trustees. Investments in affiliated investment companies are valued each day based on the closing net asset value of the respective fund. Debt securities are valued at the most recent bid price by using market quotations or independent pricing services. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Short-term obligations with a maturity of 60 days or less are valued at amortized cost, which approximates market value.

B. Investment Transactions: Investment transactions are accounted for on a trade date basis. Gains and losses on securities sold are determined on an identified cost basis.

C. Investment Income: Interest income, which includes the amortization of premiums and discounts, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date.

================================================================================
84

              The Brinson Funds -- Notes To Financial Statements

--------------------------------------------------------------------------------

D. Federal Income Taxes: It is the policy of the Funds to comply with all requirements of the Internal Revenue Code (the "Code") applicable to regulated investment companies and to distribute substantially all of their taxable income to their shareholders. The Funds have met the requirements of the Code applicable to regulated investment companies for the six months ended December 31, 1999, therefore, no federal income tax provision was required.

E. Distributions to Shareholders: It is the policy of the Funds to distribute their respective net investment income on a semi-annual basis and net capital gains, if any, annually. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Differences in dividends per share between the classes are due to distribution expenses.

F. Income and Expense Allocations: All income earned and expenses incurred by each Fund will be borne on a pro rata basis by each of the classes, except that the Brinson Class I will not incur any of the distribution expenses of the Brinson Class N nor the UBS Investment Funds Class.

G. Use of Estimates: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimates.

H. Earnings Credits: The Funds have entered into an agreement with their custodian whereby interest earned on uninvested cash balances was used to offset a portion of the Fund's expenses. This amount is reflected in the statement of operations.

2.   INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES
Brinson Partners, Inc. (the "Advisor"), a registered investment advisor, provides the Funds with investment management services. As compensation for these services, each Fund pays the Advisor a monthly fee based on each Fund's respective average daily net assets. The Advisor has agreed to waive its fees and reimburse each Fund to the extent that total annualized operating expenses exceed a specified percentage of each Fund's respective average daily net assets. Investment advisory fees and other transactions for the six months ended December 31, 1999, were as follows:

                                                                                                UBS Investment
                                                 Advisory   Brinson Class I   Brinson Class N     Funds Class    Advisory    Fees
Fund                                                Fee       Expense Cap       Expense Cap       Expense Cap      Fees    Deferred
----                                             --------   ---------------   ---------------   --------------   --------  --------
U.S. Balanced Fund............................       0.70%        0.80%             1.05%             1.30%    $  131,459   $28,977
U.S. Equity Fund..............................       0.70         0.80              1.05              1.32      2,275,632        --
U.S. Large Capitalization Equity Fund.........       0.70         0.80              1.05              1.32         85,880    46,252
U.S. Large Capitalization Growth Fund.........       0.70         0.80              1.05              1.57         31,958    56,260
U.S. Small Capitalization Growth Fund.........       1.00         1.15              1.40              1.92        197,692    37,437
U.S. Bond Fund................................       0.50         0.60              0.85              1.07        283,873     2,293
High Yield Fund...............................       0.60         0.70              0.95              1.55        192,673    40,895

Certain officers of the Funds are also officers of the Advisor. All officers serve without direct compensation from the Funds. Trustees' fees paid to unaffiliated trustees for the six months ended December 31, 1999 were as follows:

U.S. Balanced Fund....................................................    $2,244
U.S. Equity Fund......................................................     9,914
U.S. Large Capitalization Equity Fund.................................     2,244
U.S. Large Capitalization Growth Fund.................................     1,834
U.S. Small Capitalization Growth Fund.................................     1,919
U.S. Bond Fund........................................................     2,186
High Yield Fund.......................................................     2,181

The following Funds invest in shares of the Brinson Supplementary Trust U.S. Cash Management Prime Fund ("Supplementary Trust"). The Supplementary Trust is managed by the Advisor. The Supplementary Trust is offered as a cash management option to mutual funds and other accounts managed by the Advisor. The Supplementary Trust charges no management fees. Distributions received from the

================================================================================

              The Brinson Funds -- Notes To Financial Statements

--------------------------------------------------------------------------------

Supplementary Trust are reflected as interest income on the statement of operations. Amounts relating to those investments for the six months ended December 31, 1999, were as follows:

                                                                                                          % of
                                                                   Sales         Interest                  Net
Fund                                              Purchases       Proceeds        Income       Value      Assets
----                                              ---------      ----------      --------     -------    --------
U.S. Balanced Fund.........................      $ 11,136,330   $ 10,864,712     $  26,452   $   507,697     1.51%
U.S. Equity Fund...........................       157,878,579    177,825,076       489,563    17,738,488     3.52
U.S. Large Capitalization Equity Fund......        33,397,905     33,912,604        31,884     1,018,306     3.43
U.S. Large Capitalization Growth Fund......                --             --            --            --       --
U.S. Small Capitalization Growth Fund......        18,471,553     17,818,667        59,423     2,787,103     5.89
U.S. Bond Fund.............................        54,290,733     59,535,749       216,321       259,361     0.32
High Yield Fund............................        22,196,646     22,992,870        82,908     1,449,925     2.57

3.   INVESTMENT TRANSACTIONS
Investment transactions for the six months ended December 31, 1999, excluding short-term investments, were as follows:

                                                                   Proceeds
Fund                                              Purchases       From Sales
----                                             -----------     ------------
U.S. Balanced Fund.........................     $ 14,920,499     $ 16,406,156
U.S. Equity Fund...........................      164,908,312      352,962,708
U.S. Large Capitalization Equity Fund......       28,374,811       19,896,891
U.S. Large Capitalization Growth Fund......        5,102,225        3,978,343
U.S. Small Capitalization Growth Fund......       25,658,441       26,524,897
U.S. Bond Fund.............................      104,061,479      112,194,288
High Yield Fund............................       17,141,344       25,158,957

4.   FUTURES CONTRACTS
The Funds may purchase or sell exchange-traded futures contracts, which are contracts that obligate the Funds to make or take delivery of a financial instrument or the cash value of a securities index at a specified future date at a specified price. The Funds enter into such contracts to hedge a portion of their portfolio. Risks of entering into futures contracts include the possibility that there may be an illiquid market or that a change in the value of the contract may not correlate with changes in the value of the underlying securities. Upon entering into a futures contract, the Funds are required to deposit either cash or securities (initial margin). Subsequent payments (variation margin) are made or received by the Funds, generally on a daily basis. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains or losses. The Funds recognize a realized gain or loss when the contract is closed or expires. The statement of operations reflects net realized and net unrealized gains and losses on these contracts.

5.   DISTRIBUTION PLANS
The Trust has adopted distribution plans (the "Plans") pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, for the Brinson Class N and the UBS Investment Funds Class. Each Plan governs payments made for the expenses incurred in the promotion and distribution of the Brinson Class N and the UBS Investment Funds Class. Annual fees under the Brinson Class N Plan shall not exceed 0.25% of the average daily net assets of the Brinson Class N of each of the Funds. Annual fees under the UBS Investment Funds Plan, which include a 0.25% service fee, total 0.50%, 0.52%, 0.52%, 0.77%, 0.77%, 0.47%, and 0.85% of the average daily net assets of the UBS Investment Funds Class of the U.S. Balanced Fund, U.S. Equity Fund, U.S. Large Capitalization Equity Fund, U.S. Large Capitalization Growth Fund, U.S. Small Capitalization Growth Fund, U.S. Bond Fund and High Yield Fund, respectively.

6.   LINE OF CREDIT
The Trust has entered into an agreement with Chase Manhattan Bank to provide a 364 day $100 million committed line of credit to the Funds. Borrowings will be made for temporary purposes. Interest on amounts borrowed is calculated based on the Federal Funds rate plus 0.50%. The Funds pay an annual commitment fee of 0.08% of the average daily unutilized balance of the line of credit. During the six months ended December 31, 1999, the Funds had no borrowings under the agreement.

================================================================================
86

              The Brinson Funds -- Notes To Financial Statements

--------------------------------------------------------------------------------

7.      CAPITAL TRANSACTIONS
Capital stock transactions were as follows:

                                                           U.S. Balanced Fund
                                        ---------------------------------------------------------
                                             Six Months Ended
                                             December 31, 1999                Year Ended
                                                (Unaudited)                  June 30, 1999
                                        ---------------------------   ---------------------------
                                            Shares        Value          Shares         Value
                                        ------------   ------------   ------------   ------------
Sales:
     Brinson Class I...................      616,573   $  5,599,982      1,174,303   $ 12,704,822
     Brinson Class N...................            -              -          1,652         15,306
     UBS Investment Funds Class........        8,273         75,774        135,474      1,464,212
                                        ------------   ------------   ------------   ------------
        Total Sales....................      624,846   $  5,675,756      1,311,429   $ 14,184,340
                                        ============   ============   ============   ============
Dividend Reinvestment:
     Brinson Class I...................      109,872   $    936,112      1,235,079   $ 11,512,192
     Brinson Class N...................            4             30             33            311
     UBS Investment Funds Class........        4,112         34,830         56,474        523,561
                                        ------------   ------------   ------------   ------------
        Total Dividend Reinvestment....      113,988   $    970,972      1,291,586   $ 12,036,064
                                        ============   ============   ============   ============

Redemptions:
     Brinson Class I...................      895,496   $  8,000,958      4,977,791   $ 56,107,946
     Brinson Class N...................           11             96          1,641         15,210
     UBS Investment Funds Class........       31,085        274,280        154,266      1,558,776
                                        ------------   ------------   ------------   ------------
        Total Redemptions..............      926,592   $  8,275,334      5,133,698   $ 57,681,932
                                        ============   ============   ============   ============

                                                            U.S. Equity Fund
                                        ---------------------------------------------------------
                                             Six Months Ended
                                             December 31, 1999                Year Ended
                                                (Unaudited)                  June 30, 1999
                                        ---------------------------   ---------------------------
                                            Shares        Value          Shares         Value
                                        ------------   ------------   ------------   ------------
   ....................................
Sales:
     Brinson Class I...................    3,518,151   $ 65,942,440     14,157,093*  $272,587,287
     Brinson Class N...................      208,641      3,860,847        417,980      8,022,220
     UBS Investment Funds Class........       34,158        710,292      1,317,474     26,390,598
                                        ------------   ------------   ------------   ------------
        Total Sales....................    3,760,950   $ 70,513,579     15,892,547   $307,000,105
                                        ============   ============   ============   ============
Dividend Reinvestment:
     Brinson Class I...................    2,790,780   $ 46,438,462      2,164,601   $ 40,726,871
     Brinson Class N...................        2,356         39,033         12,904        239,980
     UBS Investment Funds Class........      116,996      1,938,596         89,839      1,678,518
                                        ------------   ------------   ------------   ------------
        Total Dividend Reinvestment....    2,910,132   $ 48,416,091      2,267,344   $ 42,645,369
                                        ============   ============   ============   ============

Redemptions:
     Brinson Class I...................   13,026,509   $240,364,538     13,543,224   $265,910,621
     Brinson Class N...................       78,672      1,434,023         90,831      1,768,705
     UBS Investment Funds Class........      353,070      6,595,135        950,265     18,175,221
                                        ------------   ------------   ------------   ------------
        Total Redemptions..............   13,458,251   $248,393,696     14,584,320   $285,854,547
                                        ============   ============   ============   ============

*Includes shares issued in connection with the acquisition of the UBS Value Equity Fund.

--------------------------------------------------------------------------------

              The Brinson Funds -- Notes To Financial Statements


--------------------------------------------------------------------------------

                                                                           U.S. Large Capitalization Equity Fund
                                                          ------------------------------------------------------------------
                                                                 Six Months Ended
                                                                 December 31, 1999                       Year Ended
                                                                   (Unaudited)                          June 30, 1999
                                                           ---------------------------        ------------------------------
                                                              Shares           Value               Shares           Value
                                                           -------------   ------------       ---------------  -------------
Sales:
    Brinson Class I...................................         2,008,094   $ 17,027,675             2,384,176  $  24,164,112
    Brinson Class N...................................               622         20,926                61,091        684,700
    UBS Investment Funds Class........................             8,148         76,424                   427          4,617
                                                           -------------   ------------       ---------------  -------------
      Total Sales.....................................         2,016,864   $ 17,125,025             2,445,694  $  24,853,429
                                                            ============   ============       ===============  =============

Dividend Reinvestment:
    Brinson Class I...................................           223,565   $  1,819,816                 7,506  $      77,433
    Brinson Class N...................................             8,631         70,518                 7,094         69,880
    UBS Investment Funds Class........................               836          6,755                     1             11
                                                           -------------   ------------       ---------------  -------------
      Total Dividend Reinvestment.....................           233,032   $  1,897,089                14,601  $     147,324
                                                           =============   ============       ===============  =============

Redemptions:
    Brinson Class I...................................           699,059   $  6,228,716               370,824  $   3,862,037
    Brinson Class N...................................           277,962      2,546,271             1,369,240     13,638,399
    UBS Investment Funds Class........................                --             --                    --             --
                                                           -------------   ------------       ---------------  -------------
      Total Redemptions...............................           977,021   $  8,774,987             1,740,064  $  17,500,436
                                                           =============   ============       ===============  =============

                                                                           U.S. Large Capitalization Growth Fund
                                                          ------------------------------------------------------------------
                                                                 Six Months Ended
                                                                 December 31, 1999                     Six Months Ended*
                                                                   (Unaudited)                          June 30, 1999
                                                           ---------------------------        ------------------------------
                                                              Shares           Value               Shares           Value
                                                           -------------   ------------       ---------------  -------------
Sales:
    Brinson Class I...................................            89,568   $  1,215,511                35,111  $     451,776
    Brinson Class N...................................                --             --                    --             --
    UBS Investment Funds Class........................           223,049      3,027,579               372,727      4,781,902
                                                           -------------   ------------       ---------------  -------------
      Total Sales.....................................           312,617   $  4,243,090               407,838  $   5,233,678
                                                            ============   ============       ===============  =============

Dividend Reinvestment:
    Brinson Class I...................................            15,996   $    217,385                    --             --
    Brinson Class N...................................                 6             80                    --             --
    UBS Investment Funds Class........................            27,906        376,172                    --             --
                                                           -------------   ------------       ---------------  -------------
      Total Dividend Reinvestment.....................            43,908   $    593,637                    --  $          --
                                                           =============   ============       ===============  =============

Redemptions:
    Brinson Class I...................................            60,955   $    851,942               173,449  $   2,143,629
    Brinson Class N...................................                --             --                    --             --
    UBS Investment Funds Class........................           135,539      1,935,865                 1,853         26,217
                                                           -------------   ------------       ---------------  -------------
      Total Redemptions...............................           196,494   $  2,787,807               175,302  $   2,169,846
                                                           =============   ============       ===============  =============



*Reflects the Fund's change in fiscal year end from December 31 to June 30



--------------------------------------------------------------------------------
88

              The Brinson Funds -- Notes To Financial Statements


--------------------------------------------------------------------------------

                                                                                 U.S. Small Capitalization Growth Fund
                                                                    ---------------------------------------------------------------
                                                                       Six Months Ended
                                                                       December 31, 1999                       Six Months Ended*
                                                                          (Unaudited)                           June 30, 1999
                                                                    ------------------------------    -----------------------------
                                                                       Shares             Value         Shares              Value
                                                                    -------------   --------------    -------------   -------------
Sales:
    Brinson Class I............................................         1,361,057   $   14,001,883        2,641,837   $  22,702,120
    Brinson Class N............................................                --               --               --              --
    UBS Investment Funds Class.................................            51,364          544,776           99,579         858,153
                                                                    -------------   --------------    -------------   -------------
      Total Sales..............................................         1,412,421   $   14,546,659        2,741,416   $  23,560,273
                                                                    =============   ==============    =============   =============

Redemptions:
    Brinson Class I............................................         1,515,520   $   15,555,524        1,375,470   $  11,346,801
    Brinson Class N............................................                --               --               --              --
    UBS Investment Funds Class.................................             9,951          102,784           29,703         240,000
                                                                    -------------   --------------    -------------   -------------
      Total Redemptions........................................         1,525,471   $   15,658,308        1,405,173   $  11,586,801
                                                                    =============   ==============    =============   =============


*Reflects the Fund's change in fiscal year end from December 31 to June 30

                                                                                               U.S. Bond Fund
                                                                    ---------------------------------------------------------------
                                                                       Six Months Ended
                                                                       December 31, 1999                          Year Ended
                                                                          (Unaudited)                           June 30, 1999
                                                                    ------------------------------    -----------------------------
                                                                       Shares             Value         Shares              Value
                                                                    -------------   --------------    -------------   -------------
Sales:
    Brinson Class I............................................         4,864,653      $49,803,731       15,463,879**  $165,316,122
    Brinson Class N............................................                --               --            2,379          25,964
    UBS Investment Funds Class.................................           118,531        1,214,340          582,475       6,222,123
                                                                    -------------   --------------    -------------   -------------
      Total Sales..............................................         4,983,184      $51,018,071       16,048,733    $171,564,209
                                                                    =============   ==============    =============    ============

Dividend Reinvestment:
    Brinson Class I............................................           414,708      $ 4,089,021          386,462    $  4,042,561
    Brinson Class N............................................                 6               61                6              62
    UBS Investment Funds Class.................................            29,524          289,628           22,041         229,364
                                                                    -------------   --------------    -------------   -------------
      Total Dividend Reinvestment..............................           444,238      $ 4,378,710          408,509    $  4,271,987
                                                                    =============   ==============    =============   =============

Redemptions:
    Brinson Class I............................................         6,607,127      $68,012,603       10,568,875    $112,692,202
    Brinson Class N............................................                --               --            2,379          25,905
    UBS Investment Funds Class.................................           141,723        1,409,778          248,522       2,612,918
                                                                    -------------   --------------    -------------   -------------
      Total Redemptions........................................         6,748,850      $69,422,381       10,819,776    $115,331,025
                                                                    =============   ==============    =============    ============

**Includes shares issued in connection with the acquisition of the UBS Bond
Fund.


--------------------------------------------------------------------------------

               The Brinson Fund -- Notes To Financial Statements

--------------------------------------------------------------------------------

                                                                                                   High Yield Fund
                                                                      -------------------------------------------------------------
                                                                                Six Months Ended
                                                                                December 31, 1999             Six Months Ended*
                                                                                   (Unaudited)                 June 30, 1999
                                                                      ---------------   -------------  ------------   -------------
                                                                           Shares            Value        Shares           Value
                                                                      ---------------   -------------  ------------   -------------
Sales:
    Brinson Class I..............................................             704,855    $  6,981,404     4,509,034   $  46,327,741
    Brinson Class N..............................................                  --              --            --              --
    UBS Investment Funds Class...................................              28,339         279,760       620,093       6,368,108
                                                                      ---------------   -------------  ------------   -------------
      Total Sales................................................             733,194   $   7,261,164     5,129,127   $  52,695,849
                                                                      ===============   =============  ============   =============

Dividend Reinvestment:
    Brinson Class I..............................................             291,880   $   2,802,047       166,520   $   1,658,538
    Brinson Class N..............................................                   6              54             3              30
    UBS Investment Funds Class...................................              26,054         250,115        13,996         139,258
                                                                      ---------------   -------------  ------------   -------------
      Total Dividend Reinvestment................................             317,940   $   3,052,216       180,519   $   1,797,826
                                                                      ===============   =============  ============   =============

Redemptions:
    Brinson Class I..............................................           1,462,323   $  14,308,185     2,144,630   $  22,018,291
    Brinson Class N..............................................                  --              --            --              --
    UBS Investment Funds Class...................................             382,724       3,693,936         1,754          18,000
                                                                      ---------------   -------------  ------------   -------------
      Total Redemptions..........................................           1,845,047   $  18,002,121     2,146,384   $  22,036,291
                                                                      ===============   =============  ============   =============


*Reflects the Fund's change in fiscal year end from December 31 to June 30



--------------------------------------------------------------------------------
90

                               Distributed by:
                           Funds Distributor, Inc.
                               60 State Street
                               Boston, MA 02109

This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective Prospectus which includes details regarding the Funds' objectives, policies, expenses and other information.




--------------------------------------------------------------------------------

[BRINSON   The Brinson Funds
 LOGO      ---------------------------------------------------------------------
 APPEARS     Australia . Bahrain . Brazil . China . France . Germany . Japan
 HERE]         Singapore . Switzerland . United Kingdom . United States



 209 South LaSalle Street . Chicago, Illinois 60604-1295 . Tel: (800) 448-2430

                               The Brinson Funds
                               -----------------

                              Brinson Global Fund
                          Brinson Global Equity Fund
                           Brinson Global Bond Fund
                              Semi-Annual Report
                               December 31, 1999

                                                                  [Logo Brinson]

                        Institutional Asset Management
                        ------------------------------

Trustees and Officers


[Logo Brinson]


Trustees

Walter E. Auch

Frank K. Reilly, CFA

Edward M. Roob

Officers

Frank K. Reilly, CFA
Chairman of the Board

E. Thomas McFarlan
President

Thomas J. Digenan, CFA, CPA
Vice President

Debra L. Nichols
Vice President

Carolyn M. Burke, CPA
Secretary and Treasurer

David E. Floyd, CPA
Assistant Secretary

Mark F. Kemper
Assistant Secretary

The Funds' Advisor -- Brinson Partners, Inc.

[Brinson Logo]

Since the founding of our organization nearly twenty years ago, we have focused our collective energy on two goals: creating meaningful value-added investment performance; and providing our clients with individualized client relationships of the highest quality.

Now, in 2000, more than 1,200 employees located in 11 countries around the world continue to deliver investment strategies that meet our clients' needs. With an unrelenting focus on our goals, we have grown into one of the world's premier investment management organizations, and a recognized leader in our industry. In North America, we make our investment capabilities available to institutions and individual investors through the Brinson Family of Funds. The Brinson Funds are no-load, institutionally priced mutual funds that provide investors convenient access to our global investment expertise and capabilities.

Within a framework of integrated capital markets, we select portfolio investments by focusing on long-term investment fundamentals. Investment performance for our clients is maximized within and across asset classes through a comprehensive understanding of global investment markets and their interrelationships. We apply a systematic, disciplined approach to valuing investments and combine the seasoned judgement of our global investment teams to construct optimal portfolios--balancing considerations for both risk and return.

Brinson Partners, Inc. is a member of UBS Asset Management, the institutional asset management division of UBS AG.

Table of Contents

[BRINSON LOGO]


Shareholder Letter.........................................  4

Global Economic and Market Highlights......................  5

Global Fund................................................  6
    Schedule of Investments................................ 11
    Financial Statements................................... 18
    Financial Highlights................................... 22

Global Equity Fund......................................... 24
    Schedule of Investments................................ 29
    Financial Statements................................... 32
    Financial Highlights................................... 35

Global Bond Fund........................................... 37
    Schedule of Investments................................ 41
    Financial Statements................................... 44
    Financial Highlights................................... 47

The Brinson Funds--Notes to Financial Statements........... 49


Shareholder Letter

[Logo Brinson]

January 27, 2000

Dear Shareholder:

We are pleased to present the semi-annual report for The Brinson Funds for the six-month period ending December 31, 1999. This report will provide a discussion on the current U.S. and International Economic outlook. We will also provide our current portfolio strategies and performance updates for our three Global Mutual Funds.

The decade of the 1990s ended with a particularly challenging year. We continued to apply our proven value-based investment process across all of our portfolios, but our investment results varied substantially. In some areas, such as fixed income, our performance was excellent relative to both the market and our peers. In other areas, most notably multi-asset and equity portfolios, results were disappointing.

Throughout 1999, our asset allocation strategies continued to focus on reducing exposure to the risks presented by equity prices that have been driven far above even optimistic estimates of underlying value. While the risk hedge in balanced portfolios had little net effect on performance through most of the year, the surge in equity prices late in the year hampered the returns relative to the benchmarks.

The broad array of our equity portfolios, with the exception of the growth portfolios, significantly lagged their benchmarks in 1999. Some degree of underperformance was unavoidable as the U.S. market was increasingly driven by momentum, which in turn focused more tightly on narrow technology and e-commerce stocks. In such a market, the fundamental price/value discrepancies that are the core of our investment process are effectively ignored in the market. In addition, our stock selection was uncharacteristically weak and a meaningful source of the underperformance of our U.S. and Global Equity portfolios.

In fixed income our U.S. Bond and High Yield portfolios outpaced the market and ranked highly in their respective universes of active managers. However, outside the U.S., our Global Bond portfolio generally underperformed, due almost entirely to strength in both the Japanese bond market and the yen, where we are underweighted.

Our fundamental assessments across markets have been both accurate and perceptive, but momentum rather than the reality of fundamental value has continued to drive equity markets, particularly in the U.S. We have seen this phenomenon historically and it has always proven to be a sign of danger, that ultimately ends badly for the market in general and the momentum players in particular. Over time, these styles ebb and flow but momentum driven approaches have no lasting link to underlying fundamentals and always fail to deliver when viewed over meaningful horizons. It is these concerns which underlie our current asset allocation and equity portfolio strategies.

2000 will be a challenging year, but we are confident that remaining true to our investment disciplines will in the long run accrue to our shareholders' benefit. As always, we welcome your thoughts and comments, and appreciate your continued trust and the confidence you have placed in The Brinson Funds.

Sincerely,

/s/ Gary P. Brinson
Gary P. Brinson
Chairman and Chief Investment Officer
Brinson Partners, Inc.

Global Economic and Market Highlights

[Logo Brinson]

As the negative effects of the Asian crisis gradually wane and domestic demand continues to remain robust, the expansion in Euroland gains speed. In late December 1999, the German government announced cuts in corporate and personal tax rates, and initiated cross-party talks about reforms of the country's burdened pension system. So far, however, neither the ruling coalition parties nor the opposition has managed to communicate its position in the pension debate in a transparent way, as the political system is being absorbed by allegations of funding fraud against the Christian democrats. As in the United States, pan-European inflation has accelerated in the wake of surging energy prices, whereas inflation excluding food and energy has moved sideways. While headline inflation figures will be heavily impacted by energy prices, core inflation is unlikely to accelerate much, given economy-wide over-capacities and disinflationary forces arising from continued deregulation of utility and telecom sectors.

In Japan, real GDP declined in the third quarter of 1999, largely as a result of a phasing out of public spending programs, weak private capital expenditures and stagnating consumer spending. A sustainable recovery will hinge on healthy gains in private demand. Should the trend in economic growth continue to be disappointing, the government may adopt additional stimulative fiscal measures. The Bank of Japan has sterilized, and will probably continue to sterilize, expansionary foreign exchange market operations. Hopes that meaningful quantitative easing steps are around the corner remain premature.



Global Environment



                                                   6 months     1 year     3 years    5 years    8/31/92*
Major Markets                                        ended       ended      ended      ended        to
Total Return in U.S. Dollars                       12/31/99    12/31/99   12/31/99    12/31/99   12/31/99
------------------------------------------------------------------------------------------------------------
U.S. Equity                                          10.45%      23.56%     26.04%     27.06%      20.80%
Global (Ex-U.S.) Equities (currency unhedged)        22.45       27.77      15.67      13.12       13.19
Global (Ex-U.S.) Equities (currency hedged)          19.89       36.98      21.89      18.43       16.24
U.S. Bonds                                            0.55       -0.84       5.72       7.74        6.37
Global (Ex-U.S.) Bonds (currency unhedged)            4.44       -5.09       2.29       5.90        6.00
Global (Ex-U.S.) Bonds (currency hedged)              1.66        2.88       8.42      10.94        9.23
U.S. Cash Equivalents                                 2.79        5.31       5.58       5.69        5.06
------------------------------------------------------------------------------------------------------------

                                                   6 months     1 year    3 years      5 years   8/31/92*
Major Currencies                                    ended       ended      ended        ended       to
Percent Change Relative to U.S. Dollars            12/31/99    12/31/99   12/31/99     12/31/99  12/31/99
------------------------------------------------------------------------------------------------------------
Yen                                                  18.26%      10.20%      4.28%     -0.51%       2.57%
Pound                                                 2.25       -3.13      -1.98       0.60       -2.78
Euro**                                               -2.80      -14.64      -7.56      -4.28       -4.85
Canadian Dollar                                       1.98        5.84      -1.89      -0.68       -2.60
------------------------------------------------------------------------------------------------------------

*   Inception date of the Brinson Global Fund Class I
**  Deutschemark prior to 1/1/99


All total returns in excess of 1 year are average annualized returns.

Global Fund

[Brinson Logo]

Since its inception on August 31, 1992, the Brinson Global Fund Class I has provided an annualized return of 9.51% versus the 14.07% return of its index, the Global Securities Markets Mutual Fund Index (Unhedged). The annualized volatility of the Fund over this period was 6.55%, almost 25% less than the 8.52% volatility of the benchmark. The Fund's 1999 return of 1.49% fell substantially short of the benchmark return of 16.85%. While these results are disappointing, we remain committed to our long-term value-oriented investment philosophy.

Security selection in U.S. equity and Japanese equity markets contributed negatively to the added value while issue selection in U.S. bonds made a positive contribution. The large underweight in developed equity markets and the corresponding overweight in nominal and real bond markets detracted significantly from the Fund's added value as equity markets enjoyed another stellar year.

It was a difficult year for developed bond markets with the notable exception of the Japanese market. Yields rose and most returns were negative when the currency effects were removed. The slightly long duration positions maintained in most developed bond markets hurt the Fund's relative performance as did the significant underweight and short duration strategy in Japanese bonds and the allocation to U.S. Treasury Inflation Protected Securities (TIPS). The overweighting in emerging debt, as well as the active management within this category, made a positive contribution. Emerging and developed equity markets performed very strongly as inflation remained in check while industry consolidation and restructuring reached record levels. Technology and telecommunications shares provided exceptional returns, pushing their valuations significantly higher from already lofty levels.

The yen strengthened during the year, which detracted from the Global Fund's performance, as did the euro's weakness. On the positive side, the relative strength of the Australian dollar, and our decision to overweight that currency, added value to the Fund.

Going into 2000, the Global Fund remains significantly underweight in the developed equity markets with an offsetting overweight in bond markets. The gains in developed equity markets have led to a very high level of overpricing, making bond markets increasingly attractive on a relative basis. The Fund is also maintaining a large underweight in the yen as this currency has again become significantly overvalued in the world markets--particularly compared with continental European currencies. Along with the yen underweight, the strategy includes sterling and U.S. dollar underweights counterbalanced by overweights in the euro, Australian dollar and the Swedish krona.

Global Fund


[BRINSON LOGO]


Total Return

                                                6 months    1 year    3 years    5 years   8/31/92*
                                                  ended      ended     ended      ended       to
                                                12/31/99   12/31/99   12/31/99   12/31/99  12/31/99
---------------------------------------------------------------------------------------------------
Brinson Global Fund Class I                       -1.19%     1.49%      6.86%     11.56%      9.51%
---------------------------------------------------------------------------------------------------
GSMI Mutual Fund Index**                          10.41     16.85      15.86      17.03      14.07
---------------------------------------------------------------------------------------------------
MSCI World Equity (Free) Index                    15.25     25.12      21.81      20.09      17.22
---------------------------------------------------------------------------------------------------
Salomon Smith Barney World Gov't. Bond Index       3.13     -4.26       3.43       6.42       6.06
---------------------------------------------------------------------------------------------------

*  Inception date of the Brinson Global Fund Class I.

** An unmanaged index compiled by the Advisor, constructed as follows: 40%
   Wilshire 5000 Index; 22% MSCI World ex USA (Free) Index; 21% Salomon Smith Barney BIG Bond Index; 9% Salomon Non-U.S. Government Bond Index (unhedged); 2% JP Morgan EMBI+; 3% MSCI Emerging Markets Free Index; and 3% Merrill Lynch High Yield Master Index.

Total return includes reinvestment of all capital gain and income distributions.

All total returns in excess of 1 year are average annualized returns.


Illustration of an Assumed Investment of $1,000,000

This chart shows the growth in the value of an investment in the Brinson Global Fund Class I, the GSMI Mutual Fund Index, the MSCI World Equity (Free) Index and the Salomon Smith Barney World Government Bond Index if you had invested $1,000,000 on August 31, 1992, and had reinvested all your income dividends and capital gain distributions through December 31, 1999. No adjustment has been made for any income taxes payable by shareholders on income dividends and capital gain distributions. Past performance is no guarantee of future results. Share price and return will vary with market conditions; investors may realize a gain or loss upon redemption.

Brinson Global Fund Class I vs. GSMI Mutual Fund Index,
MSCI World Equity (Free) Index and Salomon Smith Barney World Gov't. Bond Index

Wealth Value with Dividends Reinvested

[GRAPH APPEARS HERE]


                     Brinson Global Fund     GSMI Mutual Fund     MSCI World Equity     Salomon Smith Barney
                           Class I                Index             (Free) Index       World Gov't. Bond Index
                     -------------------     ----------------     -----------------    -----------------------
12/31/92                 $1,032,925             $1,030,790             $990,218                $972,746
12/31/93                 $1,148,054             $1,179,801           $1,216,971              $1,101,932
12/31/94                 $1,126,372             $1,196,582           $1,283,697              $1,127,585
12/31/95                 $1,398,239             $1,500,615           $1,557,008              $1,342,275
12/31/96                 $1,595,424             $1,688,579           $1,773,715              $1,391,033
12/31/97                 $1,770,868             $1,930,073           $2,056,062              $1,394,399
12/31/98                 $1,918,264             $2,247,617           $2,562,162              $1,607,603
12/31/99                 $1,946,875             $2,626,332           $3,205,905              $1,539,087

8/31/92 = $1,000,000                                       Data through 12/31/99

Fund returns are net of all fees and costs, while the Index returns are based solely on market returns without deduction for fees or transaction costs for rebalancing.

Global Fund


[BRINSON LOGO]

Total Return

                                             6 months     1 year   6/30/97*
                                               ended       ended      to
                                             12/31/99    12/31/99  12/31/99
----------------------------------------------------------------------------
Brinson Global Fund Class N                    -1.33%      1.18%     4.34%
----------------------------------------------------------------------------
GSMI Mutual Fund Index**                       10.41      16.85     14.58
----------------------------------------------------------------------------
MSCI World Equity (Free) Index                 15.25      25.12     19.61
----------------------------------------------------------------------------
Salomon Smith Barney World Gov't. Bond Index    3.13      -4.26      4.65
----------------------------------------------------------------------------

*  Inception date of the Brinson Global Fund Class N.

** An unmanaged index compiled by the Advisor, constructed as follows: 40%
   Wilshire 5000 Index; 22% MSCI World ex USA (Free) Index; 21% Salomon Smith Barney BIG Bond Index; 9% Salomon Non-U.S. Government Bond Index (unhedged); 2% JP Morgan EMBI+; 3% MSCI Emerging Markets Free Index; and 3% Merrill Lynch High Yield Master Index.

Total return includes reinvestment of all capital gain and income distributions.

All total returns in excess of 1 year are average annualized returns.

Illustration of an Assumed Investment of $1,000,000

This chart shows the growth in the value of an investment in the Brinson Global Fund Class N, the GSMI Mutual Fund Index, the MSCI World Equity (Free) Index and the Salomon Smith Barney World Government Bond Index if you had invested $1,000,000 on June 30, 1997, and had reinvested all your income dividends and capital gain distributions through December 31, 1999. No adjustment has been made for any income taxes payable by shareholders on income dividends and capital gain distributions. Past performance is no guarantee of future results. Share price and return will vary with market conditions; investors may realize a gain or loss upon redemption.

Brinson Global Fund Class N vs. GSMI Mutual Fund Index,
MSCI World Equity (Free) Index and Salomon Smith Barney World Gov't. Bond Index Wealth Value with Dividends Reinvested

[GRAPH APPEARS HERE]


                Brinson Global Fund                            MSCI World Equity    Salomon Smith Barney
                      Class N         GSMI Mutual Fund Index     (Free) Index      World Govt. Bond Index
                -------------------   ----------------------   -----------------   ----------------------
12/31/97            $1,017,857              $1,032,657            $1,003,556             $1,014,920
 6/30/98            $1,079,019              $1,137,610            $1,171,793             $1,043,156
12/31/98            $1,099,252              $1,202,555            $1,250,581             $1,170,101
 6/30/99            $1,127,275              $1,272,722            $1,357,727             $1,086,238
12/31/99            $1,112,241              $1,405,180            $1,564,789             $1,120,231

6/30/97 = $1,000,000                                       Data through 12/31/99

Fund returns are net of all fees and costs, while the Index returns are based solely on market returns without deduction for fees or transaction costs for rebalancing.

Global Fund


[BRINSON LOGO]


Asset Allocation

As of December 31, 1999 (Unaudited)

                                          Current
                              Benchmark  Strategy
-------------------------------------------------
U.S. Equities                   40.0%      19.9%
Global (Ex-U.S.) Equities       22.0       17.1
Emerging Markets Equities        3.0        3.0
Dollar Bonds                    21.0       41.0
High Yield Bonds                 3.0        3.0
Global (Ex-U.S.) Bonds           9.0       11.0
Emerging Markets Debt            2.0        5.0
Cash Equivalents                 0.0        0.0
-------------------------------------------------
                               100.0%     100.0%

Top Ten U.S. Equity Holdings

As of December 31, 1999 (Unaudited)

                                       Percent of
                                       Net Assets
-------------------------------------------------
 1. FDX Corp.                             1.18%
 2. Electronic Data Systems Corp.         1.13
 3. Burlington Northern Santa Fe Corp.    0.94
 4. General Instrument Corp.              0.82
 5. CIGNA Corp.                           0.76
 6. Allergan, Inc.                        0.69
 7. Compuware Corp.                       0.69
 8. Compaq Computer Corp.                 0.65
 9. Nextel Communications, Inc.           0.65
10. First Data Corp.                      0.63
-------------------------------------------------

Currency Allocation

As of December 31, 1999 (Unaudited)

                                          Current
                              Benchmark  Strategy
-------------------------------------------------
U.S.                             66.0%     62.5%
Japan                             9.4       1.4
U.K.                              4.8       0.0
Euro                             11.7      18.5
Other Europe                      2.5       6.5
Canada                            1.3       1.3
Emerging Markets                  3.0       3.0
Asia (Ex-Japan)                   0.7       0.2
Australia/New Zealand             0.6       6.6
-------------------------------------------------
                                100.0%    100.0%

Top Ten Global (Ex-U.S.) Equity Holdings

As of  December 31, 1999 (Unaudited)

                                           Percent of
                                           Net Assets
-----------------------------------------------------
 1. Fujitsu                                   0.56%
 2. Sony Corp.                                0.56
 3. Nippon Telegraph & Telephone Corp.        0.48
 4. Fanuc                                     0.34
 5. Toyota Motor Corp.                        0.32
 6. Orix Corp.                                0.30
 7. Secom Co., Ltd.                           0.26
 8. NTT Mobile Communications Network, Inc.   0.24
 9. Canon, Inc.                               0.24
10. NEC Corp.                                 0.23
-----------------------------------------------------

Global Fund


[BRINSON LOGO]

Industry Diversification

As a Percent of Net Assets
As of December 31, 1999 (Unaudited)

U.S. EQUITIES
Energy.....................................   0.18%
Capital Investment
  Capital Goods............................   1.22
  Technology...............................   4.77
                                            ------
                                              5.99

Basic Industries
  Chemicals................................   1.27
  Housing/Paper............................   2.80
  Metals...................................   1.40
                                            ------
                                              5.47

Consumer
  Non-Durables.............................   0.63
  Retail/Apparel...........................   1.75
  Autos/Durables...........................   1.00
  Health: Drugs............................   1.78
  Health: Non-Drugs........................   1.57
                                            ------
                                              6.73

Financial
  Banks....................................   2.22
  Non-Banks................................   2.40
                                            ------
                                              4.62

Utilities
  Electric.................................   2.12
  Telephone................................   1.09
                                            ------
                                              3.21

Transportation.............................   2.50

Services/Misc..............................   1.91

Post Venture...............................   2.32
                                            ------
    Total U.S. Equities....................  32.93*

GLOBAL (EX-U.S.) EQUITIES
Aerospace & Military.......................   0.08
Airlines...................................   0.04
Appliances & Households....................   0.85
Autos/Durables.............................   0.61
Banking....................................   1.64
Beverages & Tobacco........................   0.37
Broadcasting & Publishing..................   0.44
Building Materials.........................   0.09
Business & Public Service..................   0.76
Chemicals..................................   0.39
Construction...............................   0.09
Data Processing............................   0.80
Electric Components........................   0.91
Electronics................................   1.13
Energy.....................................   0.50
Financial Services.........................   1.06
Food & House Products......................   0.42
Forest Products............................   0.13
Health: Drugs..............................   0.91
Industrial Components......................   0.32
Insurance..................................   0.63
Leisure & Tourism..........................   0.02
Machinery & Engineering....................   0.04
Merchandising..............................   0.51
Metals--Steel..............................   0.11
Multi-Industry.............................   0.13
Non-Ferrous Metals.........................   0.17
Real Estate................................   0.18
Recreation.................................   0.20
Telecommunications.........................   1.86
Transportation.............................   0.39
Utilities..................................   0.51
Wholesale & International Trade............   0.06
                                            ------
    Total Global (Ex-U.S.) Equities........  16.35

EMERGING MARKETS EQUITIES..................   5.49
                                            ------

TOTAL EQUITIES.............................  54.77

U.S. BONDS
Corporate Bonds
  Airlines.................................   0.05
  Asset-Backed.............................   0.53
  Autos/Durables...........................   0.18
  Consumer.................................   0.14
  Financial Services.......................   0.64
  Health...................................   0.18
  Services/Miscellaneous...................   0.47
  Telecommunications.......................   0.21
  Utilities................................   0.18
                                            ------
                                              2.58

International Dollar Bonds.................   1.68
Corporate Mortgage-Backed Securities.......   2.03
U.S. Government Mortgage-Backed Securities.   2.49
U.S. Government Obligations................  15.29
                                            ------
     Total U.S. Bonds......................  24.07*

HIGH YIELD BONDS...........................   2.55

GLOBAL (EX-U.S.) BONDS
Foreign Financial Bonds....................   0.78
Foreign Government Bonds...................   8.41
                                            ------
     Total Global (Ex-U.S.) Bonds..........   9.19

EMERGING MARKETS BONDS.....................   7.19
SHORT-TERM INVESTMENTS.....................  20.60*
                                            ------
     TOTAL INVESTMENTS..................... 118.37

LIABILITIES, LESS CASH AND
  OTHER ASSETS............................. (18.37)
                                            ------
     NET ASSETS............................ 100.00%
                                            ======

* The Fund held a long position in U.S. Treasury futures on December 31, 1999 which increased U.S. Bond exposure from 24.07% to 39.23%. The Fund held a short position in stock index futures on December 31, 1999 which reduced U.S. Equity exposure from 32.93% to 19.70%. These adjustments result in a net decrease in the Fund's exposure to Short-Term Investments from 20.60% to 18.67%.

        Global Fund -- Schedule of Investments


December 31, 1999 (Unaudited)

                                                    Shares           Value
                                                   --------       -----------
Equities -- 54.77%
U.S. Equities -- 32.93%
Advanced Micro Devices, Inc. (b)..................   54,600       $ 1,579,987
Allergan, Inc. (b)................................   46,600         2,318,350
Alza Corp. (b)....................................   22,200           768,675
American Standard Cos., Inc. (b)..................   26,600         1,220,275
AmSouth Bancorp...................................   31,087           600,368
Aon Corp..........................................   29,447         1,177,880
Armstrong World Industries, Inc...................    7,000           233,625
Baxter International, Inc.........................   28,400         1,783,875
Brinson Post-Venture Fund (b).....................  397,192         7,740,955
Burlington Northern Santa Fe Corp.................  129,600         3,142,800
Central & South West Corp.........................   70,300         1,406,000
Centaur Funding Corp., 144A.......................      750           765,938
Centaur Funding Corp., 144A.......................    1,430           219,476
Champion Enterprises, Inc. (b)....................   22,800           195,225
Champion International Corp.......................    8,000           495,500
Chase Manhattan Corp..............................   22,400         1,740,200
CIGNA Corp........................................   31,400         2,529,662
Circuit City Stores-Circuit City Group............   21,300           959,831
CMS Energy Corp...................................   23,900           745,381
CommScope, Inc. (b)...............................    9,733           392,362
Compaq Computer Corp..............................   80,300         2,173,119
Computer Sciences Corp. (b).......................   17,700         1,674,862
Compuware Corp....................................   61,800         2,302,050
Consolidated Stores Corp. (b).....................   31,900           518,375
Corning, Inc......................................    8,600         1,108,863
Covance, Inc. (b).................................   17,572           189,997
Delhaize America, Inc.............................   16,167           328,392
Dial Corp.........................................   18,000           437,625
Dominion Resources, Inc...........................   35,600         1,397,300
Eastman Chemical Co...............................   14,300           681,931
Electronic Data Systems Corp......................   56,100         3,755,194
Eli Lilly and Co..................................   12,100           804,650
Emerson Electric Co...............................   32,300         1,853,212
Entergy Corp......................................   34,000           875,500
FDX Corp. (b).....................................   95,800         3,921,812
Federal-Mogul Corp................................   36,000           724,500
Federated Department Stores, Inc..................    9,300           470,231
First Data Corp...................................   42,330         2,087,398
Fleet Boston Financial Corp.......................   49,115         1,709,816
Fleetwood Enterprises, Inc........................   16,500           340,313
Fort James Corp...................................   44,800         1,226,400
Gateway, Inc......................................   11,300           814,306
GATX Corp.........................................   10,400           351,000
General Instrument Corp. (b)......................   32,000         2,720,000
Genzyme Corp. (b).................................   17,100           769,500
GreenPoint Financial Corp.........................   49,700         1,183,481
Hibernia Corp.....................................   37,700           400,563
Household International, Inc......................   41,900         1,560,775
Illinois Tool Works, Inc..........................   29,200         1,972,825
IMC Global, Inc...................................   55,200           903,900
Johnson Controls, Inc.............................   15,200           864,500
Kimberly-Clark Corp...............................   28,500         1,859,625
Kroger Co.........................................   21,500           405,813
Lafarge Corp......................................   20,700           571,838
Lear Corp. (b)....................................   31,000           992,000
Lexmark International Group, Inc..................    6,200           561,100
Lincoln National Corp.............................   12,700           508,000
Lockheed Martin Corp..............................   45,846         1,002,881
Lyondell Chemical Co..............................   37,300           475,575
Martin Marietta Materials, Inc....................   15,484           634,844
Masco Corp........................................   80,800         2,050,300
Mattel, Inc.......................................   81,400         1,068,375
Mead Corp.........................................   16,600           721,063
Monsanto Co.......................................   27,200           969,000
National Service Industries, Inc..................   12,700           374,650
New York Times Co.................................   22,500         1,105,313
Newell Rubbermaid, Inc............................   52,600         1,525,400
Nextel Communications, Inc. (b)...................   20,900         2,155,312
Norfolk Southern Corp.............................   45,900           940,950
Owens-Illinois, Inc...............................   12,000           300,750
Peco Energy Co....................................   23,300           809,675
Pentair, Inc......................................   17,596           677,446
Philip Morris Companies, Inc......................   41,100           953,006
PNC Bank Corp.....................................   21,100           938,950
Praxair, Inc......................................   11,700           588,656
Raytheon Co., Class B.............................   48,300         1,282,969
Reliaster Financial Corp..........................   12,700           497,681
SBC Communications, Inc...........................   30,400         1,482,000
Southdown, Inc....................................   17,836           920,784
St. Jude Medical, Inc. (b)........................   36,600         1,123,162
Torchmark Corp....................................   17,300           502,781
Tyson Foods, Inc..................................   44,698           726,343
U.S. Bancorp......................................   33,180           790,099
Ultramar Diamond Shamrock Corp....................   26,702           605,802
Unisys Corp.......................................   20,900           667,494
United Healthcare Corp............................   25,900         1,375,937
USG Corp..........................................   11,900           560,788
Viad Corp.........................................   25,400           708,025
W.W. Grainger, Inc................................   15,700           750,656
Watson Pharmaceutical Co..........................   30,100         1,077,956
Wells Fargo and Co................................   45,200         1,827,775
Westvaco Corp.....................................   21,000           685,125
Xerox Corp........................................   62,900         1,427,044
York International Corp...........................   19,500           535,031
                                                                  -----------
Total U.S. Equities...............................                109,876,729
                                                                  -----------
Global (Ex-U.S.) Equities -- 16.35%
Australia -- 0.69%
Amcor Ltd.........................................    9,420            43,977
Amp Ltd...........................................   10,300           113,439
Boral Ltd.........................................   30,000            46,331
Brambles Industries Ltd...........................    2,670            73,599
Broken Hill Proprietary Co., Ltd..................   15,310           200,387
CSR Ltd...........................................   26,070            63,123
Lend Lease Corp., Ltd.............................    8,732           121,941
National Australia Bank Ltd.......................   16,727           255,045
News Corp., Ltd...................................   27,389           265,086
News Corp., Ltd., Preferred.......................   10,036            85,707
Qantas Airways Ltd................................   12,937            32,171
QBE Insurance Group Ltd...........................   18,241            84,752
Rio Tinto Ltd.....................................    6,845           146,569
Santos Ltd........................................   21,990            59,720
Telstra Corp. Ltd.................................   65,000           352,198
Westpac Banking Corp., Ltd........................   31,528           216,779
WMC Ltd...........................................    9,740            53,540
Woolworth's Ltd...................................   22,660            77,702
                                                                  -----------
                                                                    2,292,066
                                                                  -----------

                    Global Fund -- Schedule of Investments

December 31, 1999 (Unaudited)

                                                         Shares        Value
                                                       ----------    ----------
Austria -- 0.02%
Austria Tabakwerke AG.................................    1,400      $   67,361
                                                                     ----------
Belgium -- 0.12%
Electrabel S.A........................................      370         120,538
Fortis B..............................................    8,027         288,216
                                                                     ----------
                                                                        408,754
                                                                     ----------
Canada -- 0.30%
Agrium, Inc...........................................    7,140          55,101
Alcan Aluminum Ltd....................................    2,420          99,048
Bank of Montreal......................................    1,520          51,634
Canadian National Railway Co..........................    2,920          76,858
Canadian Pacific Ltd..................................    4,473          95,698
Hudson's Bay Co.......................................    6,410          75,968
Imasco, Ltd...........................................    2,390          65,790
Imperial Oil Ltd......................................    2,110          45,070
Magna International, Inc., Class A....................    1,360          57,631
Newbridge Networks Corp. (b)..........................    3,560          79,844
Nova Chemicals Corp...................................    2,704          52,634
Potash Corporation of Saskatchewan, Inc...............      860          40,887
Royal Bank of Canada..................................    2,370         103,697
Shaw Communications, Inc., Class B....................    1,980          65,009
TransCanada Pipelines Ltd.............................    1,890          16,278
Westcoast Energy, Inc.................................    1,350          21,534
                                                                     ----------
                                                                      1,002,681
                                                                     ----------
Denmark -- 0.06%
Tele Danmark A/S......................................    2,620         193,737
                                                                     ----------
Finland -- 0.37%
Merita Ltd., Class A..................................   36,330         213,040
Nokia Oyj.............................................    3,060         552,119
Sampo Insurance Co., Ltd., Series A...................    6,000         208,699
UPM-Kymmene Corp......................................    6,270         251,401
                                                                     ----------
                                                                      1,225,259
                                                                     ----------
France -- 1.11%
Air France (b)........................................    6,260         119,225
Air Liquide...........................................    1,645         274,054
Alcatel Alsthom.......................................      820         187,408
Axa...................................................      840         116,534
Banque Nationale de Paris.............................    4,889         448,905
Carrefour S.A.........................................      910         167,020
Cie de Saint Gobain...................................    1,037         194,072
CSF Thomson (b).......................................    6,300         207,072
France Telecom S.A....................................    4,240         558,046
Groupe Danone.........................................      740         173,575
Michelin, Class B.....................................    1,879          73,457
Rhone-Poulenc, Class A................................    3,864         223,487
Schneider S.A.........................................    1,860         145,334
Societe Generale......................................    1,155         267,444
Total Fina S.A., Class B (b)..........................    2,952         392,077
Vivendi...............................................    1,790         160,858
                                                                     ----------
                                                                      3,708,568
                                                                     ----------
Germany -- 0.90%
Allianz AG............................................      780         260,753
Bayer AG..............................................    8,080         382,290
Bayerische Motoren Werke AG...........................    4,250         129,722
Continental AG........................................    4,850          96,989
DaimlerChrysler AG (b)................................    2,606         203,494
Deutsche Bank AG......................................    2,940         247,109
Deutsche Telekom AG...................................    3,760         263,265
Dresdner Bank AG......................................    2,870         155,064
Mannesmann AG.........................................    1,380         332,547
SAP AG................................................      270         132,076
Siemens AG............................................    4,250         541,043
Veba AG...............................................    5,039         244,977
                                                                     ----------
                                                                      2,989,329
                                                                     ----------
Hong Kong -- 0.02%
Henderson Land Development Co., Ltd...................   12,000          77,031
                                                                     ----------

Italy -- 0.34%
Assicurazioni Generali................................    4,800         157,817
Beni Stabili Spa......................................   24,511           8,599
ENI Spa...............................................   19,000         103,989
ENI Spa ADR...........................................    3,070         169,234
La Rinascente Spa.....................................   12,740          81,348
San Paolo-imi Spa.....................................   13,511         182,700
Telecom Italia Mobile Spa.............................   22,000         244,565
Telecom Italia Spa....................................   12,000         168,402
                                                                     ----------
                                                                      1,116,654
                                                                     ----------
Japan -- 8.32%
Acom Co., Ltd.........................................    3,900         381,408
Asahi Bank Ltd........................................   39,000         240,047
Bank of Tokyo-Mitsubushi Ltd..........................   40,000         556,494
Benesse Corp..........................................    1,300         312,442
Bridgestone Corp......................................   13,000         285,770
Canon, Inc............................................   20,000         793,317
Dai Nippon Printing Co., Ltd..........................   14,000         222,949
Dai-Ichi Kangyo Bank..................................   24,000         223,926
Daiichi Pharmaceutical Co., Ltd.......................   10,000         129,842
Daikin Industries Ltd.................................   11,000         149,382
Denso Corp............................................   11,000         262,225
East Japan Railway Co.................................       70         376,826
Fanuc.................................................    8,900       1,131,249
Fuji Bank Ltd.........................................   18,000         174,627
Fujitsu...............................................   41,000       1,866,641
Honda Motor Co........................................   17,000         631,137
Hoya Corp.............................................    5,000         393,239
Ito Yokado Co., Ltd...................................    4,000         433,784
Kamigumi Co., Ltd.....................................   30,000         126,032
Kao Corp..............................................   13,000         370,231
Kirin Brewery Co., Ltd................................   27,000         283,572
Kokuyo................................................    6,000          79,722
Kuraray Co., Ltd......................................   25,000         252,797
Matsushita Electric Industrial Co.....................   25,000         691,222
Mitsubishi Corp.......................................   25,000         192,712
Mitsubishi Estate Co., Ltd............................   40,000         389,624
Murata Manufacturing Co., Inc.........................    1,000         234,478
NEC Corp..............................................   32,000         761,272
NGK Insulators........................................   25,000         185,384
Nintendo Corp., Ltd...................................    4,000         663,573
Nippon Steel Co.......................................  163,000         380,607
Nippon Telegraph & Telephone Corp.....................       93       1,590,054
Nissin Food Products Co...............................    7,000         164,477

                    Global Fund -- Schedule of Investments


December 31, 1999 (Unaudited)

                                                          Shares       Value
                                                        ----------  -----------
Nomura Securities Co., Ltd...........................     41,000    $   739,045
NTT Mobile Communications............................         21        806,311
Obayashi Corp........................................     34,000        160,442
Orix Corp............................................      4,500      1,012,066
Osaka Gas Co.........................................     92,000        221,113
Rohm Co..............................................      1,000        410,337
Sankyo Co., Ltd......................................     18,000        369,303
Santen Pharmaceutical Co., Ltd.......................      8,000        131,698
Secom Co., Ltd.......................................      8,000        879,293
Sekisui House Ltd....................................     16,000        141,468
Seven-Eleven Japan Co., Ltd..........................      3,000        474,818
Softbank Corp........................................        700        668,849
Sony Corp............................................      6,300      1,864,980
Sumitomo Bank........................................     28,000        382,707
Sumitomo Chemical Co.................................     53,000        248,547
Sumitomo Electric Industries.........................     10,000        115,383
Takeda Chemical Industries...........................     15,000        740,071
Takefuji Corp........................................      1,900        237,419
TDK Corp.............................................      5,000        689,268
Tokio Marine & Fire Insurance Co.....................     22,000        256,851
Tokyo Electric Power.................................      9,700        259,665
Tokyo Electron Ltd...................................      3,000        410,337
Toyota Motor Corp....................................     22,000      1,063,944
Yamato Transport Co., Ltd............................     14,000        541,644
                                                                    -----------
                                                                     27,756,621
                                                                    -----------
Netherlands -- 0.55%
ABN AMRO Holdings NV.................................      7,029        174,737
Elsevier NV..........................................     18,470        219,579
ING Groep NV.........................................      8,536        512,873
Koninklijke KPN NV...................................      4,364        423,885
Royal Dutch Petroleum Co.............................      3,590        218,975
TNT Post Group NV....................................      4,600        131,183
Unilever NV..........................................      2,523        138,693
                                                                    -----------
                                                                      1,819,925
                                                                    -----------
New Zealand -- 0.06%
Auckland International Airport Ltd...................     17,350         26,239
Carter Holt Harvey Ltd...............................     26,940         35,123
Lion Nathan Ltd......................................     20,220         46,924
Telecom Corp. of New Zealand Ltd.....................     17,910         84,061
                                                                    -----------
                                                                        192,347
                                                                    -----------
Norway -- 0.03%
Norske Skogindustrier ASA............................      2,050        106,617
                                                                    -----------
Portugal -- 0.08%
DP Electricidade de Portugal S.A.....................      7,600        132,023
Portugal Telecom.....................................     13,400        146,276
                                                                    -----------
                                                                        278,299
                                                                    -----------
Singapore -- 0.14%
Singapore Press Holdings Ltd.........................      8,820        191,118
United Overseas Bank.................................     30,116        265,729
                                                                    -----------
                                                                        456,847
                                                                    -----------
Spain -- 0.41%
Banco Popular S.A....................................      3,627        235,411
Banco Santander Central Hispano, S.A.................     19,346        217,970
Endesa S.A...........................................      6,245        123,384
Tabacalera S.A.......................................     32,997        469,680
Telefonica S.A.......................................     13,223        328,716
                                                                    -----------
                                                                      1,375,161
                                                                    -----------
Sweden -- 0.36%
Electrolux AB, B Shares..............................     11,690        292,832
Ericsson, B Shares...................................      8,240        527,599
Investor AB, B Shares................................     11,100        155,917
Nordbanken Holding AB................................     14,590         85,392
Swedish Match AB.....................................     42,080        146,292
                                                                    -----------
                                                                      1,208,032
                                                                    -----------
Switzerland -- 0.43%
Adecco S.A...........................................        207        160,355
Nestle S.A. (Reg.)...................................        165        300,684
Novartis AG (Reg.)...................................        254        370,995
Roche Holding AG (Gen.)..............................         32        377,835
Swisscom AG (Reg.)...................................        588        236,566
                                                                    -----------
                                                                      1,446,435
                                                                    -----------
United Kingdom -- 2.04%
Allied Zurich PLC (b)................................     13,052        153,458
AstraZeneca PLC......................................      4,002        165,637
Barclays PLC.........................................      6,050        173,760
BP Amoco PLC.........................................     46,946        471,003
British Aerospace PLC................................     11,302         74,684
British Airways PLC..................................     17,000        110,692
British Telecommunications PLC.......................     20,000        487,703
Charter PLC..........................................     27,676        118,205
Diageo PLC...........................................     27,209        218,388
FKI PLC..............................................     67,040        259,317
Glaxo Wellcome PLC...................................     13,260        373,997
Greenalls Group PLC..................................     17,358         82,529
House of Fraser PLC..................................     30,780         37,702
HSBC Holdings PLC....................................     13,000        180,817
Lloyds TSB Group PLC.................................     32,969        411,541
Marconi PLC..........................................     26,360        465,419
Marks & Spencer PLC..................................     32,060        152,301
National Power PLC...................................     33,500        193,562
Nycomed Amersham PLC.................................     22,844        141,933
Peninsular & Oriental Steam Navigation Co............      7,540        125,533
Powergen PLC.........................................     18,000        129,098
Prudential Corp. PLC.................................     16,540        325,223
Reckitt & Colman PLC.................................     10,000         93,560
Reed International PLC...............................     28,010        209,242
Rio Tinto Ltd........................................     11,190        269,623
RJB Mining PLC.......................................     26,590         13,714
Royal & Sun Alliance Insurance Group PLC.............     17,884        135,904
Scottish & Southern Energy PLC.......................     27,880        222,088
Tesco PLC............................................     70,190        212,959
Thames Water PLC.....................................      8,997        111,944
Trinity Mirror PLC...................................     16,315        173,810
Unilever PLC.........................................     20,000        146,827
United News & Media PLC..............................     19,490        247,842
Yorkshire Water PLC..................................     22,080        124,553
                                                                    -----------
                                                                      6,814,568
                                                                    -----------
Total Global (Ex-U.S.) Equities......................                54,536,292
                                                                    -----------

Emerging Markets Equities -- 5.49%
Brinson Emerging Markets Equity Fund (b).............  1,580,129     18,326,811
                                                                    -----------
Total Equities (Cost $169,721,051)...................               182,739,832
                                                                    -----------

                    Global Fund -- Schedule of Investments


December 31, 1999 (Unaudited)

                                                    Face
                                                   Amount       Value
                                                 ----------  -----------
Bonds -- 43.00%
U.S. Bonds -- 24.07%
U.S. Corporate Bonds -- 2.58%
Avon Products, Inc., 6.900%, due 11/15/04....... $  150,000  $   146,710
Bell Atlantic Corp., 8.000%, due 10/15/29.......     78,000       79,183
Bombardier Capital, Inc., MTN, 7.300%,
  due 12/15/02..................................    565,000      558,974
Cendant Corp., 7.750%, due 12/01/03.............    640,000      639,058
Daimlerchrysler NA Hldg, 7.200%,
  due 09/01/09..................................    600,000      589,084
First Bank Corporate Card Master Trust, 97-1,
  Class A, 6.400%, due 02/15/03.................  1,055,000    1,044,672
GATX Capital Corp., Series F, MTN, 6.923%,
  due 04/25/01..................................  1,000,000    1,000,118
Monsanto Co., 144A, 6.600%, due 12/01/28........    545,000      468,374
Newcourt Credit Group 144A, 6.875%,
  due 02/16/05..................................    600,000      592,080
Noram Energy Corp., 6.375%, due 11/01/03........    615,000      584,948
PanAmSat Corp., 6.000%, due 01/15/03............    225,000      209,398
PanAmSat Corp., 6.375%, due 01/15/08............    500,000      423,820
Service Corp., International, 6.000%,
  due 12/15/05..................................    500,000      371,595
TIme Warner, Inc., 6.625%, due 05/15/29.........    550,000      468,097
UCFC Home Equity Loan 97-C, Class A8,
  FRN, 0.000%, due 09/15/27.....................    724,000      724,840
US Airways, Inc., 8.360%, due 07/20/20..........    160,000      155,006
Waste Management, Inc., 6.875%,
  due 05/15/09..................................    640,000      541,069
                                                             -----------
                                                               8,597,026
                                                             -----------
Corporate Mortgage-
Backed Securities -- 2.03%
Asset Securitization Corp., 96-D, Class A1B,
  7.210%, due 10/13/26..........................  1,000,000      990,780
Norwest Asset Securities Corp., 96-2, Class A9,
  7.000%, due 09/25/11..........................    435,000      421,106
Prudential Home Mortgage Securities, 94-3,
  Class A10, 6.500%, due 02/25/24...............    730,000      698,186
Residential Asset Securitization Trust,
  7.500%, due 07/25/11..........................    666,645      668,172
Residential Asset Securitization Trust, 97-A11,
  Class A2, 7.000%, due 01/25/28................     22,416       22,354
Residential Asset Securitization Trust, 97-A7,
  Class A1, 7.250%, due 12/25/27................  1,080,000    1,036,325
Residential Asset Securitization Trust, 97-A7,
  Class A1, 7.500%, due 09/25/27................    182,332      182,135
Structured Asset Securities Corp., 98-RF1,
  Class A, 8.712%, due 03/15/27.................  1,006,602    1,037,114
Thrift Financial Corp., 11.250%, due 01/01/16...     51,564       53,115
Vendee Mortgage Trust, 98-2, Class 1G,
  6.750%, due 06/15/28..........................  1,760,000    1,624,621
                                                             -----------
                                                               6,733,908
                                                             -----------
International Dollar Bonds -- 1.68%
Banco Santiago S.A., 7.000%, due 07/18/07.......    650,000      583,195
Banque Centrale de Tunisie, 8.250%,
  due 09/19/27..................................    785,000      638,794
Ras Laffan Liquified Natural Gas Co., Ltd.,
  144A, 8.294%, due 03/15/14....................  1,000,000      939,270
Tyco International Corp., 144A, 6.821%,
  due 03/05/01..................................  3,500,000    3,499,346
                                                             -----------
                                                               5,660,605
                                                             -----------
U.S. Government Mortgage-
Backed Securities -- 2.49%
Fannie Mae Whole Loan, Series 95-W3,
  Class A, 9.000%, due 04/25/25.................     18,814       19,431
Federal Home Loan Mortgage Corp.,
  7.238%, due 05/01/26..........................    102,664      103,052
Federal Home Loan Mortgage Corp. Gold
  8.000%, due 11/01/22..........................     65,126       65,890
  8.000%, due 05/01/23..........................    682,266      690,269
  9.000%, due 03/01/24..........................    463,466      485,216
Federal National Mortgage Association
  6.375%, due 06/15/09..........................  2,380,000    2,267,942
  6.500%, due 03/01/19..........................    279,418      266,932
  8.500%, due 07/01/22..........................    280,887      290,894
  7.000%, due 10/01/28..........................    936,705      905,932
  7.000%, due 03/01/29..........................    259,036      250,708
Federal National Mortgage Association Strips
  8.000%, due 08/01/23..........................  1,250,698      384,444
  0.000%, due 02/01/28..........................    950,639      616,926
FNCI, 8.000%, due 02/01/13......................    499,070      509,155
Freddie Mac Series 194 Class PO, 0.000%,
  due 04/01/28..................................    710,398      439,332
Government National Mortgage Association
  10.000%, due 09/15/00.........................        912          951
  10.000%, due 05/15/01.........................      1,255        1,309
  9.000%, due 11/15/04..........................     11,291       11,606
  8.000%, due 08/15/22..........................    274,129      278,367
  8.000%, due 11/15/22..........................    204,231      207,477
  7.000%, due 06/15/27..........................    513,887      496,597
                                                             -----------
                                                               8,292,430
                                                             -----------
U.S. Government Obligations -- 15.29%
U.S. Treasury Bond
  8.000%, due 11/15/21..........................    435,000      493,453
  8.750%, due 05/15/17..........................    300,000      358,125
U.S. Treasury Inflation Indexed Note
  3.625%, due 04/15/28.......................... 33,965,000   31,566,833
  3.875%, due 04/15/29.......................... 18,530,000   17,708,009
U.S. Treasury Note
  6.625%, due 05/15/07..........................    400,000      401,625
  6.625%, due 07/31/01..........................    500,000      503,282
                                                             -----------
                                                              51,031,327
                                                             -----------
Total U.S. Bonds................................              80,315,296
                                                             -----------
                                                   Shares
                                                 ----------
High Yield Bonds -- 2.55%
Brinson High Yield Fund (b).....................    617,548    8,501,106
                                                             -----------
                                                    Face
                                                   Amount
                                                 ----------
Global (Ex-U.S.) Bonds -- 9.19%
Australia -- 0.68%
Queensland Treasury Corp. Global Notes
  6.500%, due 06/14/05.....................AUD    2,600,000    1,664,856
  8.000%, due 09/14/07........................      900,000      618,466
                                                             -----------
                                                               2,283,322
                                                             -----------

                    Global Fund -- Schedule of Investments


December 31, 1999 (Unaudited)

                                                    Face
                                                   Amount       Value
                                                 ----------  -----------
Canada -- 0.95%
Government of Canada
  7.000%, due 12/01/06......................CAD   1,290,000  $   924,324
  6.000%, due 06/01/08.........................     700,000      478,816
  4.250%, due 12/01/21.........................   2,200,000    1,767,215
                                                             -----------
                                                               3,170,355
                                                             -----------
Denmark -- 0.82%
Depfa Pfandbrief Bank,
  5.750%, due 03/04/09......................EUR     850,000      863,113
Kingdom of Denmark
  7.000%, due 11/10/24......................DKK   2,350,000      351,974
  7.000%, due 12/15/04.........................   5,480,000      791,546
  9.000%, due 11/15/00.........................   3,800,000      532,299
  8.000%, due 03/15/06.........................   1,200,000      182,673
                                                             -----------
                                                               2,721,605
                                                             -----------
France -- 1.22%
Government of France (OAT)
  9.500%, due 01/25/01......................EUR   1,500,000    1,575,465
  4.000%, due 10/25/09.........................     725,000      647,198
  8.500%, due 12/26/12.........................   1,199,999    1,525,725
  5.500%, due 04/25/29.........................     330,000      309,620
                                                             -----------
                                                               4,058,008
                                                             -----------
Germany -- 0.90%
Deutscheland Republic Series 96,
  6.250%, due 04/26/06.........................     125,000      133,106
Bundesrepublik Deutscheland
  8.375%, due 05/21/01.........................   1,535,000    1,625,459
  6.250%, due 01/04/24.........................     750,000      779,989
DePfa Deutsche Pfandbriefbank AG,
  4.750%, due 03/20/03.........................     480,000      479,803
                                                             -----------
                                                               3,018,357
                                                             -----------
Italy -- 0.38%
Buoni Poliennali Del Tes,
  5.000%, due 05/01/08.........................     740,000      721,374
Republic of Italy (BTP),
  12.000%, due 09/01/02........................     470,000      541,795
                                                             -----------
                                                               1,263,169
                                                             -----------
Japan -- 1.18%
Government of Japan
  3.000%, due 09/20/05......................JPY  90,000,000      970,264
  4.600%, due 09/20/04......................... 260,000,000    2,970,313
                                                             -----------
                                                               3,940,577
                                                             -----------
Netherlands -- 0.75%
Government of Netherlands
  3.000%, due 02/15/02......................EUR   1,330,000    1,297,190
  5.500%, due 01/15/28.........................     360,000      336,324
  7.500%, due 04/15/10.........................     550,000      634,842
  7.750%, due 03/01/05.........................     200,000      224,838
                                                             -----------
                                                               2,493,194
                                                             -----------
Spain -- 0.60%
Government of Spain
  6.150%, due 01/31/13.........................     400,001      415,083
  3.250%, due 01/31/05.........................   1,720,000    1,577,484
                                                             -----------
                                                               1,992,567
                                                             -----------
Sweden -- 0.90%
Government of Sweden
  6.750%, due 05/05/14......................SEK   8,800,000    1,108,105
  10.250%, due 05/05/03........................  14,000,000    1,881,598
                                                             -----------
                                                               2,989,703
                                                             -----------
United Kingdom -- 0.82%
Halifax PLC, Series EMTN, 8.750%,
  due 07/10/06..............................GBP     720,000    1,257,385
U.K. Treasury,
  5.750%, due 12/07/09.........................     600,000      987,332
  7.250%, due 12/07/07.........................     270,000      474,761
                                                             -----------
                                                               2,719,478
                                                             -----------
Total Global (Ex-U.S.) Bonds...................               30,650,335
                                                             -----------
                                                   Shares
                                                 ----------
Emerging Markets Bonds -- 7.19%
Brinson Emerging Markets Debt Fund (b).........   1,039,012   23,996,711
                                                             -----------
Total Bonds (Cost $138,116,867)................              143,463,448
                                                             -----------

Short-Term Investments -- 20.60%
Investment Companies -- 3.60%
Brinson Supplementary Trust U.S. Cash
  Management Prime Fund........................  12,006,635   12,006,635
                                                              ----------

                                                    Face
                                                   Amount
                                                -----------
U.S. Corporate Bonds -- 11.11%
Centex Corp., Series A, MTN
  6.684%, due 06/30/00.........................  $5,000,000    5,000,000
Conagra, Inc., 144A
  6.320%, due 06/12/00.........................   1,300,000    1,299,350
Enron Corp. 6.634%, due 03/30/00...............   5,000,000    5,000,000
GATX Capital Corp. 6.500%, due 11/01/00........   1,500,000    1,506,478
General Motors Corporate Notes
  9.375%, due 04/01/00.........................   2,000,000    2,019,442
Hertz Corp. 6.625%, due 07/15/00...............   2,500,000    2,512,990
Kroger Co. 7.063%, due 10/01/00................   5,000,000    4,999,757
NorAm Energy Corp.
  7.500%, due 08/01/00.........................   2,000,000    2,013,165
Raytheon Co. 6.300%, due 08/15/00..............   3,000,000    3,015,108
Safeway, Inc. 5.750%, due 11/15/00.............   4,000,000    3,981,669
Supevalue Stores, Inc., Series A, MTN
  6.500%, due 10/06/00.........................   2,000,000    2,004,250
Union Pacific Corp., Series E, MTN
  9.680%, due 04/12/00.........................   1,200,000    1,211,397
Vastar Resources, Inc.
  6.000%, due 04/20/00.........................   2,500,000    2,503,213
                                                             -----------
                                                              37,066,819
                                                             -----------
U.S. Government Obligations -- 1.12%
U.S. Treasury Bill, 0.00%, due 02/03/00........   3,765,000    3,748,694
                                                             -----------
Commercial Paper -- 4.77%
Arrow Electronics, Inc.
  5.500%, due 01/03/00.........................   2,300,000    2,299,297
Dynegy, Inc. 5.500%, due 01/03/00..............   4,574,000    4,572,603
FMC Corp. 5.750%, due 01/03/00.................   5,000,000    4,998,403
Safeway, Inc. 5.500%, due 01/03/00.............   4,044,000    4,042,764
                                                             -----------
                                                              15,913,067
                                                             -----------

                    Global Fund -- Schedule of Investments


December 31, 1999 (Unaudited)


                                                    Face
                                                   Amount        Value
                                                 ----------  ------------
Total Short-Term Investments
  (Cost $73,082,365)...........................              $ 68,735,215
                                                             ------------
Total Investments
  (Cost $380,920,283) -- 118.37% (a)...........               394,938,495
Liabilities, less cash and
  other assets -- (18.37%).....................               (61,291,344)
                                                             ------------
Net Assets -- 100%.............................              $333,647,151
                                                             ============

See accompanying notes to schedule of investments.

                    Global Fund -- Schedule of Investments

December 31, 1999 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS
(a) Aggregate cost for federal income tax purposes was $380,920,283; and net unrealized appreciation consisted of:

     Gross unrealized appreciation...............................  $ 35,127,094
     Gross unrealized depreciation...............................   (21,108,882)
                                                                   ------------
       Net unrealized appreciation...............................  $ 14,018,212
                                                                   ============

(b) Non-income producing security.
FRN: Floating Rate Note -- The rate disclosed is that in effect at December 31, 1999.
TBA:   Security is subject to delayed delivery.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers. At December 31, 1999, the value of these securities amounted to $4,231,891 or 1.27% of net assets.
Resettable Perpetual Preferred: A bond with either no maturity date or a maturity date that is so far in the future that the bond will pay interest indefinitely. The issuer generally retains the right to call such a bond.


FORWARD FOREIGN CURRENCY CONTRACTS
The Global Fund had the following open forward foreign currency contracts as of December 31, 1999:

                                                        Settlement          Local           Current         Unrealized
                                                           Date           Currency           Value          Gain/(Loss)
                                                       ------------     ------------     ------------     -------------
Forward Foreign Currency Buy Contracts
Australian Dollar.....................................   02/08/00        33,300,000       $21,803,182      $    48,316
British Pound.........................................   02/08/00        11,550,000        18,615,821         (219,353)
Canadian Dollar.......................................   02/08/00         4,600,000         3,172,414           50,108
Danish Krone..........................................   02/08/00        18,000,000         2,430,984         (181,157)
Euro..................................................   02/08/00        40,000,000        40,213,534       (2,899,481)
Japanese Yen..........................................   02/08/00       578,000,000         5,682,558           90,963
Swedish Krona.........................................   02/08/00       112,800,000        13,239,903         (695,100)
Swiss Franc...........................................   02/08/00         5,500,000         3,451,673         (310,940)

Forward Foreign Currency Sale Contracts
Australian Dollar.....................................   02/08/00         6,700,000         4,386,826         (113,968)
British Pound.........................................   02/08/00        17,200,000        27,722,362          202,368
Canadian Dollar.......................................   02/08/00         4,600,000         3,172,414         (111,461)
Danish Krone..........................................   02/08/00        30,000,000         4,051,640          308,826
Euro..................................................   02/08/00         8,250,000         8,294,041          497,671
Japanese Yen..........................................   02/08/00     3,277,000,000        32,217,550       (1,851,820)
Swedish Krona.........................................   02/08/00        17,500,000         2,054,063           86,741
                                                                                                          ------------
   Total..............................................                                                    $ (5,098,287)
                                                                                                          =============

FUTURES CONTRACTS
The Brinson Global Fund had the following open futures contracts as of December 31, 1999:

                                                        Expiration          Cost/              Current            Unrealized
                                                           Date            Proceeds             Value                Loss
                                                        ----------       ------------        ------------        ------------
U.S. Interest Rate Futures Buy Contracts
5 Year U.S. Treasury Notes, 385 contracts.............  March 2000        $38,111,273         $37,742,031        $  (369,242)
10 Year U.S. Treasury Notes, 74 contracts.............  March 2000          7,212,627           7,093,593           (119,034)
30 Year U.S. Treasury Notes, 63 contracts.............  March 2000          5,872,691           5,729,062           (143,629)

Index Future Sale Contracts
S&P 500 Index, 119 contracts..........................  March 2000         42,843,542          44,154,950         (1,311,408)
                                                                                                                 -----------
    Total.............................................                                                           $(1,943,313)
                                                                                                                 ===========

The market value of investments pledged to cover margin requirements for the open futures positions at December 31, 1999 was $3,748,694.

                See accompanying notes to financial statements.

               Global Fund -- Financial Statements


STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1999 (Unaudited)

ASSETS:
  Investments, at value:
    Unaffiliated issuers (Cost $319,565,037).....................  $324,366,271
    Affiliated issuers (Cost $61,355,246)........................    70,572,224
  Foreign currency, at value (Cost $152,313).....................       151,741
  Receivables:
    Investment securities sold...................................       251,690
    Dividends....................................................       257,093
    Interest.....................................................     1,604,830
                                                                   ------------
      TOTAL ASSETS...............................................  $397,203,849
                                                                   ------------
LIABILITIES:
  Payables:
    Securities loaned............................................    57,479,350
    Investment advisory fees.....................................       228,226
    Due to custodian bank........................................       279,049
    Variation margin.............................................       277,007
    Accrued expenses.............................................       194,779
  Net unrealized depreciation on forward foreign
    currency contracts...........................................     5,098,287
                                                                   ------------
      TOTAL LIABILITIES..........................................    63,556,698
                                                                   ------------
NET ASSETS.......................................................  $333,647,151
                                                                   ============
NET ASSETS CONSIST OF:
  Paid in capital................................................  $324,670,999
  Accumulated distribution in excess of net investment income....      (411,874)
  Accumulated net realized gain..................................     2,448,747
  Net unrealized appreciation....................................     6,939,279
                                                                   ------------
  NET ASSETS.....................................................  $333,647,151
                                                                   ============
OFFERING PRICE PER SHARE:
  Brinson Class I:
    Net asset value, offering price and redemption price per
      share (Based on net assets of $318,094,279 and 28,489,881
      shares issued and outstanding).............................  $      11.17
                                                                   ============
  Brinson Class N:
    Net asset value, offering price and redemption price per
      share (Based on net assets of $1,331,490 and 119,546
      shares issued and outstanding).............................  $      11.14
                                                                   ============
  UBS Investment Funds Class:
    Net asset value, offering price and redemption price per
      share (Based on net assets of $14,221,382 and 1,279,339
      shares issued and outstanding).............................  $      11.12
                                                                   ============

                See accompanying notes to financial statements.

                      Global Fund -- Financial Statements


STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED DECEMBER 31, 1999 (Unaudited)

INVESTMENT INCOME:
  Interest (net of $4,739 for foreign taxes withheld;
    including securities lending income of $155,319).............  $  4,674,023
  Dividends (net of $28,430 for foreign taxes withheld)..........     1,427,928
                                                                   ------------
      TOTAL INCOME...............................................     6,101,951
                                                                   ------------
EXPENSES:
  Advisory.......................................................     1,641,535
  Administration.................................................       143,881
  Professional...................................................        77,412
  Printing.......................................................        66,934
  Distribution...................................................        66,831
  Custodian......................................................        48,131
  Other..........................................................        52,368
                                                                   ------------
      TOTAL EXPENSES.............................................     2,097,092
      Earnings credits...........................................        (1,963)
                                                                   ------------
      NET EXPENSES...............................................     2,095,129
                                                                   ------------
      NET INVESTMENT INCOME......................................     4,006,822
                                                                   ------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
  Net realized gain (loss) on:
    Investments..................................................    10,602,009
    Futures contracts............................................    (3,838,627)
    Foreign currency transactions................................       144,805
                                                                   ------------
      Net realized gain..........................................     6,908,187
                                                                   ------------

  Change in net unrealized appreciation or depreciation on:
    Investments and foreign currency.............................   (11,930,745)
    Futures contracts............................................       697,060
    Forward contracts............................................    (6,506,307)
    Translation of other assets and liabilities denominated
      in foreign currency........................................        16,926
                                                                   ------------
    Change in net unrealized appreciation or depreciation........   (17,723,066)
                                                                   ------------
    Net realized and unrealized loss.............................   (10,814,879)
                                                                   ------------
  Net decrease in net assets resulting from operations...........  $ (6,808,057)
                                                                   ============

See accompanying notes to financial statements.

        Global Fund -- Financial Statements

STATEMENT OF CASH FLOWS
FOR THE SIX MONTHS ENDED DECEMBER 31, 1999 (Unaudited)

CASH FLOWS FROM OPERATING ACTIVITIES:
  Net decrease in net assets resulting from operations..........  $  (6,808,057)
  Adjustments to reconcile net decrease in net assets resulting from operations to net cash used for operating activities:
    Net realized and unrealized loss on investments.............     10,814,879
    Decrease in receivable for investment securities sold.......      8,642,091
    Decrease in dividends and interest receivable...............      1,372,338
    Decrease in payable for securities purchased................    (25,213,162)
    Decrease in payable for investment advisory fee.............        (93,085)
    Increase in payable to Fund custodian.......................        279,049
    Decrease in accrued expenses................................        (10,753)
    Decrease in variation margin................................       (248,118)
    Net amortization of premium.................................        385,052
                                                                  -------------
      Net cash used for operating activities....................    (10,879,766)
                                                                  -------------
CASH FLOWS USED FOR FINANCING ACTIVITIES:
  Purchases of investments......................................   (321,094,569)
  Proceeds from sales of investments............................    524,162,878
  Net realized loss on futures contracts........................     (3,838,627)
  Net realized gain on foreign currency transactions............        144,805
  Change in net unrealized appreciation or depreciation on
    futures contracts...........................................        697,060
  Change in net unrealized appreciation or depreciation on
    other assets and liabilities................................         16,926
  Net decrease in foreign currency..............................      2,223,501
                                                                  -------------
      Net cash provided by investing activities.................    202,311,974
                                                                  -------------
CASH FLOWS FROM FINANCING ACTIVITIES:
  Net capital shares transactions...............................   (151,332,750)
  Net decrease from securities lending..........................    (39,994,824)
  Dividends and capital gain distributions paid.................     (1,895,987)
                                                                  -------------
      Net cash used for financing activities....................   (193,223,561)
                                                                  -------------
Net decrease in cash............................................     (1,791,353)
CASH AT BEGINNING OF PERIOD.....................................      1,791,353
                                                                  -------------
CASH AT END OF PERIOD...........................................  $          --
                                                                  =============

                See accompanying notes to financial statements.

                      Global Fund -- Financial Statements


STATEMENTS OF CHANGES IN NET ASSETS

                                                                       Six Months Ended
                                                                       December 31, 1999           Year Ended
                                                                          (Unaudited)            June 30, 1999
                                                                       ----------------         ---------------
OPERATIONS:
  Net investment income...............................................  $   4,006,822            $  12,109,444
  Net realized gain...................................................      6,908,187               44,693,620
  Change in net unrealized appreciation or depreciation...............    (17,723,066)             (37,993,047)
                                                                        -------------            -------------
  Net increase (decrease) in net assets resulting from operations.....     (6,808,057)              18,810,017
                                                                        -------------            -------------
DISTRIBUTIONS TO SHAREHOLDERS:
  Distributions from net investment income............................     (4,006,822)             (12,109,444)
  Distributions in excess of net investment income....................     (1,164,990)              (6,197,274)
  Distributions from net realized gain................................    (15,248,821)             (33,009,121)
                                                                        -------------            -------------
  Total distributions to shareholders*................................    (20,420,633)             (51,315,839)
                                                                        -------------            -------------
CAPITAL SHARE TRANSACTIONS:
  Shares sold.........................................................    155,204,510              410,521,495
  Shares issued on reinvestment of distributions......................     18,524,646               47,914,179
  Shares redeemed.....................................................   (305,569,570)            (632,556,320)
                                                                        -------------            -------------
  Net decrease in net assets resulting from capital
    share transactions................................................   (131,840,414)            (174,120,646)
                                                                        -------------            -------------
    TOTAL DECREASE IN NET ASSETS......................................   (159,069,104)            (206,626,468)
                                                                        -------------            -------------
NET ASSETS:
  Beginning of period.................................................    492,716,255              699,342,723
                                                                        -------------            -------------
  End of period (including undistributed net investment income of
    $(411,874) and $753,116, respectively)............................  $ 333,647,151            $ 492,716,255
                                                                        =============            =============
*DISTRIBUTIONS BY CLASS:
Distributions from and in excess of net investment income:
  Brinson Class I.....................................................  $  (4,971,880)            $(17,500,696)
  Brinson Class N.....................................................        (18,730)                (753,377)
  UBS Investment Funds Class..........................................       (181,202)                 (52,645)
Distributions from net realized gain:
  Brinson Class I.....................................................    (14,468,448)             (31,201,392)
  Brinson Class N.....................................................        (59,854)              (1,710,286)
  UBS Investment Funds Class..........................................       (720,519)                 (97,443)
                                                                        -------------             ------------
Total distributions to shareholders...................................  $ (20,420,633)            $(51,315,839)
                                                                        =============             ============

                See accompanying notes to financial statements.

               Global Fund -- Financial Highlights

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

                                                Six Months Ended                         Year Ended June 30,
                                                December 31, 1999 --------------------------------------------------------------
Brinson Class I                                    (Unaudited)       1999          1998          1997         1996        1995
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period..........     $  12.02       $  12.77      $  13.13      $  12.22     $  11.35     $  10.43
                                                   --------       --------      --------      --------     --------     --------
  Income (loss) from investment operations:
    Net investment income.....................         0.12*          0.30          0.37          0.38         0.44         0.43
    Net realized and unrealized gain (loss)...        (0.27)          0.25          0.62          1.79         1.37         0.86
                                                   --------       --------      --------      --------     --------     --------
         Total income (loss) from
         investment operations................        (0.15)          0.55          0.99          2.17         1.81         1.29
                                                   --------       --------      --------      --------     --------     --------
  Less distributions:
    Distributions from and in excess of net
      investment income.......................        (0.18)         (0.46)        (0.65)        (0.61)       (0.62)       (0.27)
    Distributions from and in excess of net
      realized gains..........................        (0.52)         (0.84)        (0.70)        (0.65)       (0.32)       (0.10)
                                                   --------       --------      --------      --------     --------     --------
         Total distributions..................        (0.70)         (1.30)        (1.35)        (1.26)       (0.94)       (0.37)
                                                   --------       --------      --------      --------     --------     --------
Net asset value, end of period................     $  11.17       $  12.02      $  12.77      $  13.13     $  12.22     $  11.35
                                                   ========       ========      ========      ========     ========     ========
Total return (non-annualized).................        (1.19)%         4.76%         8.28%        18.79%       16.38%       12.57%
Ratios/Supplemental data:
  Net assets, end of period (in 000s).........     $318,094       $469,080      $667,745      $586,667     $457,933     $365,678
  Ratio of gross expenses to average
    net assets................................         0.99%**        0.96%         0.94%         0.99%        1.04%        1.09%
  Ratio of net investment income to average
    net assets................................         1.98%**        2.23%         2.70%         3.03%        3.69%        4.27%
  Portfolio turnover rate.....................           36%           105%           88%          150%         142%         238%

* The net investment income per share data was determined by using average shares outstanding throughout the period
**  Annualized

                See accompanying notes to financial statements.
22

               Global Fund -- Financial Highlights

The table below sets forth financial data for one share of capital stock outstanding throughout the period presented.

                                                                        Six Months Ended
                                                                        December 31, 1999      Year Ended        Year Ended
Brinson Class N                                                            (Unaudited)        June 30, 1999     June 30, 1998
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period....................................      $11.99              $12.75            $13.13
                                                                              ------              ------            ------
  Income (loss) from investment operations:
    Net investment income...............................................        0.10*               0.27              0.63
    Net realized and unrealized gain (loss).............................       (0.27)               0.25              0.32
                                                                              ------              ------            ------
       Total income (loss) from investment operations...................       (0.17)               0.52              0.95
                                                                              ------              ------            ------

  Less distributions:
    Distributions from and in excess of net investment income...........       (0.16)              (0.44)            (0.63)
    Distributions from net realized gain................................       (0.52)              (0.84)            (0.70)
                                                                              ------              ------            ------
       Total distributions..............................................       (0.68)              (1.28)            (1.33)
                                                                              ------              ------            ------
Net asset value, end of period..........................................      $11.14              $11.99            $12.75
                                                                              ======              ======            ======
Total return (non-annualized)...........................................       (1.33)%              4.47%             7.90%
Ratios/Supplemental data:
  Net assets, end of period (in 000s)...................................      $1,331              $1,576            $1,163
  Ratio of gross expenses to average net assets.........................        1.23%**             1.21%             1.19%
  Ratio of net investment income to average net assets..................        1.73%**             1.98%             2.45%
  Portfolio turnover rate...............................................          36%                105%               88%

* The net investment income per share data was determined by using average shares outstanding throughout the period
**  Annualized


                See accompanying notes to financial statements.

Global Equity Fund

[INSERT BRINSON LOGO]

The Brinson Global Equity Fund Class I has provided an annualized return of 11.94% since its inception on January 31, 1994. Over the same period, the annualized return of the benchmark, the MSCI World Equity (Free) Index, was 16.52%. The Fund's performance was achieved with a volatility of 10.76%, somewhat less risk than its benchmark's volatility of 12.64%. For the full year the Fund increased 12.87%, lagging the index's unhedged return of 25.12%. Most regions experienced strong performance in dollar-hedged terms, led by Asia (Ex-Japan) and Japan and followed by Europe (Ex-U.K.). We gained from our mid-year decision to increase Japan to neutral and then to an overweight. European market allocation also added value, as did the underweight to North America. The overweights to the U.K. and Australia and underweight of Asia (Ex-Japan) detracted. Our currency management also reduced returns, due to the yen's strength and euro's weakness.

Global returns in the latter part of the year were largely fueled by investor enthusiasm for technology and telecommunications stocks, especially those with an Internet connection. By year-end, growth stocks had significantly overtaken value stocks on a global basis. In our view, many of these stocks have been bid up to levels that far exceed underlying value. Thus, the U.S. portion of the Fund is positioned in industries and stocks that enjoy less lofty valuations and offer greater upside potential.

The Pacific (Ex-Japan) region has begun to rebound from last year's currency and banking crises. Japan has shown tentative signs of an economic revival, fueled by government spending packages and extremely low interest rates. There are also encouraging signs of restructuring, as well as consolidation in the banking and financial sectors, easing the fears of a financial meltdown that has weighed down investor sentiment for much of the decade.

Our strategies position us to take advantage of current valuation discrepancies. Our largest underweight is to North America and largest overweight to Japan, while Europe and the U.K. are neutral. Our currency strategy, unsuccessful this year, maintains an underweight to the expensive yen and pound sterling, with overweights in the very cheap Euro and the Australian dollar. We are overweight industrials and materials, where values are most compelling. Our most important underweights are in those sectors that have risen significantly: information technology, energy and telecommunications services.

Global Equity Fund

[BRINSON LOGO]


Total Return
----------------------------------------------------------------------------------------------------------------------
                                               6 months         1 year        3 years         5 years         1/31/94*
                                                ended           ended          ended           ended              to
                                              12/31/99        12/31/99        12/31/99        12/31/99        12/31/99
----------------------------------------------------------------------------------------------------------------------
Brinson Global Equity Fund Class I              5.41%          12.87%          12.53%          15.29%          11.94%
----------------------------------------------------------------------------------------------------------------------
MSCI World Equity (Free) Index                 15.25           25.12           21.81           20.09           16.52
----------------------------------------------------------------------------------------------------------------------

*Performance inception date of the Brinson Global Equity Fund Class I.

Total return includes reinvestment of all capital gain and income distributions.

All total returns in excess of 1 year are average annualized returns.


Illustration of an Assumed Investment of $1,000,000
--------------------------------------------------------------------------------
This chart shows the growth in the value of an investment in the Brinson Global Equity Fund Class I and the MSCI World Equity (Free) Index if you had invested $1,000,000 on January 31, 1994, and had reinvested all your income dividends and capital gain distributions through December 31, 1999. No adjustment has been made for any income taxes payable by shareholders on income dividends and capital gain distributions. Past performance is no guarantee of future results. Share price and return will vary with market conditions; investors may realize a gain or loss upon redemption.

Brinson Global Equity Fund Class I
vs. MSCI World Equity (Free) Index
Wealth Value with Dividends Reinvested
[PERFORMANCE GRAPH]


                             Brinson Global Equity         MSCI World Equity
                             ---------------------         -----------------
            12/31/94........       $  956,520                   $  989,551
            12/31/95........        1,166,324                    1,200,236
            12/31/96........        1,367,688                    1,367,286
            12/31/97........        1,514,304                    1,584,937
            12/31/98........        1,726,828                    1,975,069
            12/31/99........        1,949,056                    2,471,305

1/31/94 = $1,000,000                                       Data through 12/31/99

Fund returns are net of all fees and costs, while the Index returns are based solely on market returns without deduction for fees or transaction costs for rebalancing.

Global Equity Fund

[BRINSON FUND]


Total Return
-------------------------------------------------------------------------------
                                        6 months     1 year       6/30/97*
                                         ended       ended          to
                                        12/31/99    12/31/99     12/31/99
-------------------------------------------------------------------------------
Brinson Global Equity Fund Class N         5.29%      12.59%        9.51%
-------------------------------------------------------------------------------
MSCI World Equity (Free) Index            15.25       25.12        19.61
-------------------------------------------------------------------------------

*Inception date of the Brinson Global Equity Fund Class N.

Total return includes reinvestment of all capital gain and income distributions.

All total returns in excess of 1 year are average annualized returns.

Illustration of an Assumed Investment of $1,000,000
-------------------------------------------------------------------------------
This chart shows the growth in the value of an investment in the Brinson Global Equity Fund Class N and the MSCI World Equity (Free) Index if you had invested $1,000,000 on June 30, 1997, and had reinvested all your income dividends and capital gain distributions through December 31, 1999. No adjustment has been made for any income taxes payable by shareholders on income dividends and capital gain distributions. Past performance is no guarantee of future results. Share price and return will vary with market conditions; investors may realize a gain or loss upon redemption.

Brinson Global Equity Fund Class N
vs. MSCI World Equity (Free) Index
Wealth Value with Dividends Reinvested

[PERFORMANCE GRAPH]

                                Brinson Global Equity    MSCI World Equity
                                  Fund Class N             (Free) Index
           12/31/97..........      $  981,339               $1,003,556
            6/30/98..........       1,085,985                1,171,793
           12/31/98..........       1,115,067                1,250,581
            6/30/99..........       1,192,373                1,357,727
           12/31/99..........       1,255,095                1,564,789


  6/30/97 = $1,000,000                                     Data through 12/31/99

Fund returns are net of all fees and costs, while the Index returns are based solely on market returns without deduction for fees or transaction costs for rebalancing.

Global Equity Fund

[BRINSON LOGO]

Market Allocation

As of December 31, 1999 (Unaudited)


                                      Current
                      Benchmark       Strategy
----------------------------------------------
U.S.                     49.0%         38.0%
Australia                 1.2           3.8
Austria                   0.1           0.0
Belgium                   0.4           0.7
Canada                    2.1           1.2
Denmark                   0.4           0.3
Finland                   1.5           1.9
France                    5.0           5.8
Germany                   5.1           4.1
Hong Kong                 1.1           0.2
Ireland                   0.2           0.0
Italy                     2.1           1.4
Japan                    13.4          23.1
Netherlands               2.6           2.0
New Zealand               0.1           0.0
Norway                    0.2           0.0
Portugual                 0.2           0.2
Singapore                 0.5           0.7
Spain                     1.3           2.6
Sweden                    1.3           2.6
Switzerland               2.8           1.9
United Kingdom            9.4           9.5
Cash Reserves             0.0           0.0
--------------------------------------------
                        100.0%        100.0%


Top Ten U.S. Equity Holdings

As of December 31, 1999 (Unaudited)

                                            Percent of
                                            Net Assets
------------------------------------------------------
 1. New York Times Co.                         1.79%
 2. CIGNA Corp.                                1.75
 3. First Data Corp.                           1.54
 4. FDX Corp.                                  1.41
 5. General Instrument Corp.                   1.37
 6. Compuware Corp.                            1.34
 7. Burlington Northern Santa Fe Group         1.29
 8. St. Jude Medical, Inc.                     1.10
 9. Electronic Data Systems Corp.              1.07
10. Allergan, Inc.                             0.99
------------------------------------------------------


Currency Allocation

As of December 31, 1999 (Unaudited)

                                         Current
                        Benchmark       Strategy
------------------------------------------------
U.S.                       49.0%           46.1%
Australia                   1.2             7.3
Canada                      2.1             2.1
Denmark                     0.4             0.4
Euro                       18.5            28.5
Hong Kong                   1.1             0.0
Japan                      13.4             5.4
New Zealand                 0.1             0.0
Norway                      0.2             0.2
Singapore                   0.5             0.5
Sweden                      1.3             5.3
Switzerland                 2.8             2.8
United Kingdom              9.4             1.4
------------------------------------------------
                          100.0%          100.0%


Top Ten Global (Ex-U.S.) Equity Holdings

As of December 31, 1999 (Unaudited)


                                      Percent of
                                      Net Assets
------------------------------------------------
 1. Sony Corp.                           2.39%
 2. Fujitsu                              1.54
 3. Banque Nationale de Paris            1.53
 4. Seven-Eleven Japan Co., Ltd.         1.33
 5. TDK Corp.                            1.33
 6. Nippon Telegraph & Telephone Corp.   1.24
 7. Bayer AG                             1.22
 8. Orix Corp.                           1.16
 9. Murata Manufacturing Co., Ltd.       1.13
10. Siemens AG                           1.09
------------------------------------------------

Global Equity Fund

[BRINSON LOGO]

Industry Diversification

As a Percent of Net Assets
As of December 31, 1999 (Unaudited)
---------------------------------------------
U.S. EQUITIES
Capital Investment
  Capital Goods.......................   1.81%
  Technology..........................   6.37
                                       ------
                                         8.18

Basic Industries
  Chemicals...........................   0.80
  Housing/Paper.......................   3.04
  Metals..............................   1.39
                                       ------
                                         5.23

Consumer
  Non-Durables........................   0.84
  Retail/Apparel......................   1.22
  Autos/Durables......................   1.45
  Health: Drugs.......................   2.83
  Health: Non-Drugs...................   2.25
                                       ------
                                         8.59

Financial
  Banks...............................   2.58
  Non-Banks...........................   2.52
                                       ------
                                         5.10

Utilities
  Electric............................   2.87
  Telephone...........................   1.62
                                       ------
                                         4.49

Transportation........................   2.70
Services/Misc.........................   3.97
                                       ------
    Total U.S. Equities...............  38.26*

GLOBAL (EX-U.S.) EQUITIES
Aerospace & Military..................   0.36%
Airlines..............................   0.43
Appliances & Households...............   2.91
Autos/Durables........................   1.07
Banking...............................   7.41
Beverages and Tobacco.................   1.32
Broadcasting & Publishing.............   2.88
Building Materials....................   0.23
Business & Public Service.............   3.45
Chemicals.............................   2.20
Data Processing.......................   2.40
Electric Components...................   2.78
Electronics...........................   5.26
Energy................................   0.86
Financial Services....................   3.31
Food & House Products.................   1.80
Forest Products.......................   0.99
Health & Personal Care................   3.33
Industrial Components.................   0.61
Insurance.............................   1.40
Merchandising.........................   2.11
Multi-Industry........................   0.28
Non-Ferrous Metals....................   0.30
Real Estate...........................   0.88
Recreation............................   0.98
Telecommunications....................   6.16
Transportation........................   1.64
Utilities.............................   2.53
                                       ------
    Total Global (Ex-U.S.) Equities...  59.88
SHORT-TERM INVESTMENTS................   0.49*
                                       ------
    TOTAL INVESTMENTS.................  98.63
CASH AND OTHER ASSETS,
 LESS LIABILITIES.....................   1.37
                                       ------
    NET ASSETS........................ 100.00%
                                       ======

---------------------------------------------

*The Fund held a long position in stock index futures on December 31, 1999 which increased U.S. Equity exposure from 38.26% to 39.15%. This adjustment resulted in a net decrease in the Fund's exposure to Short-Term Investments from 0.49% to (0.40)%.

                 Global Equity Fund--Schedule of Investments

December 31, 1999 (Unaudited)

                                             Shares       Value
                                             ------    -----------
Equities--98.14%
U.S. Equities--38.26%
Advanced Micro Devices, Inc. (b)............  9,000    $   260,438
Allergan, Inc. (b).......................... 16,600        825,850
Alza Corp. (b)..............................  6,800        235,450
American Standard Cos., Inc. (b)............  9,100        417,463
Baxter International, Inc...................  9,500        596,719
Burlington Northern Santa Fe Corp........... 44,300      1,074,275
Central & South West Corp................... 31,600        632,000
Champion International Corp.................  7,600        470,725
CIGNA Corp.................................. 18,000      1,450,125
Compaq Computer Corp........................ 27,300        738,806
Computer Sciences Corp. (b).................  8,500        804,312
Compuware Corp.............................. 29,800      1,110,050
Corning, Inc................................  4,400        567,325
Delhaize America, Inc.......................     33            670
Dial Corp................................... 15,100        367,119
Dominion Resources, Inc..................... 12,800        502,400
Electronic Data Systems Corp................ 13,300        890,269
Eli Lilly and Co............................  3,500        232,750
Emerson Electric Co......................... 12,600        722,925
FDX Corp. (b)............................... 28,500      1,166,719
Federal-Mogul Corp.......................... 16,900        340,113
Federated Department Stores, Inc............  4,500        227,531
First Data Corp............................. 26,004      1,282,322
Fleet Boston Financial Corp................. 16,829        585,860
Fort James Corp............................. 15,300        418,838
Gateway, Inc................................  5,400        389,138
General Instrument Corp. (b)................ 13,400      1,139,000
Genzyme Corp. (b)...........................  3,600        162,000
GreenPoint Financial Corp................... 14,200        338,138
Household International, Inc................ 14,300        532,675
Illinois Tool Works, Inc.................... 10,600        716,162
Kimberly-Clark Corp......................... 12,500        815,625
Lafarge Corp................................  4,800        132,600
Lear Corp. (b).............................. 10,600        339,200
Lexmark International Group, Inc............  2,900        262,450
Lincoln National Corp.......................  6,200        248,000
Lockheed Martin Corp........................ 12,902        282,231
Masco Corp.................................. 17,300        438,987
Mattel, Inc................................. 19,200        252,000
Monsanto Co................................. 12,100        431,063
New York Times Co........................... 30,200      1,483,575
Newell Rubbermaid, Inc......................  9,100        263,900
Nextel Communications, Inc. (b).............  5,700        587,812
Peco Energy Co.............................. 15,110        525,072
Pentair, Inc................................  4,700        180,950
Philip Morris Companies, Inc................ 14,100        326,944
PNC Bank Corp...............................  7,200        320,400
Praxair, Inc................................  8,100        407,531
Raytheon Co., Class B....................... 17,900        475,469
Reliaster Financial Corp....................  4,000        156,750
SBC Communications, Inc..................... 15,700        765,375
Southdown, Inc..............................  5,176        267,211
St. Jude Medical, Inc. (b).................. 29,700        911,419
Torchmark Corp..............................  8,200        238,313
U.S. Bancorp................................ 11,363        270,581
Unisys Corp.................................  6,700        213,981
United Healthcare Corp......................  3,700        196,563
W.W. Grainger, Inc.......................... 11,000        525,937
Watson Pharmaceutical Co.................... 17,400        623,137
Wells Fargo and Co.......................... 15,500        626,781
                                                       -----------
Total U.S. Equities.........................            31,768,024
                                                       -----------

Global (Ex-U.S.) Equities--59.88%
Australia--3.46%
Broken Hill Proprietary Co., Ltd............ 32,150        420,800
Lend Lease Corp., Ltd....................... 12,394        173,081
National Australia Bank Ltd................. 40,875        623,241
News Corp., Ltd............................. 69,640        674,015
QBE Insurance Group Ltd..................... 28,778        133,709
Rio Tinto Ltd............................... 11,763        251,876
Westpac Banking Corp., Ltd.................. 70,045        481,613
Woolworth's Ltd............................. 32,600        111,787
                                                       -----------
                                                         2,870,122
                                                       -----------
Belgium--0.71%
Electrabel S.A..............................  1,170        381,161
Fortis B....................................  5,752        206,530
                                                       -----------
                                                           587,691
                                                       -----------
Canada--1.30%
Agrium, Inc.................................  6,200         47,847
Canadian National Railway Co................  9,000        236,891
Newbridge Networks Corp. (b)................ 16,900        379,036
Potash Corporation of Saskatchewan, Inc.....  3,000        142,631
Shaw Communications, Inc., Class B..........  8,400        275,794
                                                       -----------
                                                         1,082,199
                                                       -----------
Denmark--0.30%
Tele Danmark A/S............................  3,400        251,414
                                                       -----------

Finland--1.81%
Nokia Oyj...................................  2,500        451,078
Sampo Insurance Co., Ltd., Series A.........  6,500        226,090
UPM-Kymmene Corp............................ 20,600        825,974
                                                       -----------
                                                         1,503,142
                                                       -----------
France--5.28%
Accor S.A.
Air Liquide.................................  1,478        246,232
Alcatel Alsthom.............................    420         95,989
Banque Nationale de Paris................... 13,792      1,266,374
Carrefour S.A...............................  1,360        249,613
Cie de Saint Gobain.........................  1,026        192,013
CSF Thomson (b).............................  9,095        298,940
France Telecom S.A..........................  5,480        721,248
Groupe Danone...............................  1,110        260,362
Michelin, Class B...........................  2,741        107,155
Rhone-Poulenc, Class A......................  7,110        411,230
Total Fina S.A., Class B (b)................  2,209        293,394
Vivendi.....................................  2,719        244,342
                                                       -----------
                                                         4,386,892
                                                       -----------
Germany--3.89%
Bayer AG.................................... 21,390      1,012,027
Continental AG.............................. 19,950        398,956
DaimlerChrysler AG (b)......................  2,325        181,552
Mannesmann AG...............................  1,450        349,415

                  GLOBAL EQUITY FUND--SCHEDULE OF INVESTMENTS

December 31, 1999 (Unaudited)


                                             Shares       Value
                                             ------    -----------
Siemens AG..................................  7,120    $   906,406
Veba AG.....................................  7,910        384,554
                                                       -----------
                                                         3,232,910
                                                       -----------
Hong Kong--0.19%
Henderson Land Development Co., Ltd......... 25,000        160,481
                                                       -----------
Italy--1.12%
San Paolo-imi Spa........................... 17,811        240,846
Telecom Italia Mobile Spa................... 42,800        475,789
Telecom Italia Spa.......................... 15,000        210,503
                                                       -----------
                                                           927,138
                                                       -----------
Japan--23.94%
Acom Co., Ltd...............................  4,500        440,086
Bank of Tokyo-Mitsubushi Ltd................ 36,000        500,845
Benesse Corp................................  2,400        576,816
Canon, Inc.................................. 18,000        713,986
Dai-Ichi Kangyo Bank........................ 47,000        438,523
East Japan Railway Co.......................     51        274,545
Fanuc.......................................  7,000        889,747
Fujitsu..................................... 28,000      1,274,779
Honda Motor Co.............................. 19,000        705,388
Hoya Corp...................................  4,000        314,591
Kao Corp.................................... 17,000        484,148
Mitsubishi Estate Co., Ltd.................. 41,000        399,365
Murata Manufacturing Co., Inc...............  4,000        937,912
NEC Corp.................................... 35,000        832,641
Nintendo Corp., Ltd.........................  4,900        812,877
Nippon Telegraph & Telephone Corp...........     60      1,025,841
Nomura Securities Co., Ltd.................. 37,000        666,944
NTT Mobile Communications...................     10        383,958
Orix Corporation............................  4,300        967,085
Santen Pharmaceutical Co., Ltd.............. 14,000        230,472
Secom Co., Ltd..............................  6,000        659,470
Seven-Eleven Japan Co., Ltd.................  7,000      1,107,909
Softbank Corp...............................    400        382,199
Sony Corp...................................  6,700      1,983,391
Sumitomo Chemical Co........................ 80,000        375,165
Takeda Chemical Industries.................. 15,000        740,071
TDK Corp....................................  8,000      1,102,828
Yamato Transport Co., Ltd................... 17,000        657,711
                                                       -----------
                                                        19,879,293
                                                       -----------
Netherlands--1.85%
ING Groep NV................................ 11,220        674,138
Koninklijke KPN NV..........................  5,313        516,063
TNT Post Group NV........................... 12,000        342,218
                                                       -----------
                                                         1,532,419
                                                       -----------
Portugal--0.22%
EDP Electricidade de Portugal S.A........... 10,400        180,664
                                                       -----------
Singapore--0.72%
Singapore Press Holdings Ltd................ 16,046        347,695
United Overseas Bank........................ 28,512        251,577
                                                       -----------
                                                           599,272
                                                       -----------
Spain--2.49%
Banco Popular S.A...........................  8,673        562,922
Banco Santander Central Hispano, S.A........ 29,081        327,653
Endesa S.A..................................  9,397        185,659
Tabacalera S.A.............................. 35,268        502,005
Telefonica S.A.............................. 19,674        489,094
                                                       -----------
                                                         2,067,333
                                                       -----------
Sweden--2.31%
Electrolux AB, B Shares..................... 17,250        432,108
Ericsson, B Shares..........................  7,490        479,578
Investor AB, B Shares....................... 16,510        231,909
Nordbanken Holding AB....................... 94,570        553,494
Swedish Match AB............................ 62,670        217,874
                                                       -----------
                                                         1,914,963
                                                       -----------
Switzerland--1.82%
Adecco S.A..................................    852        660,011
Nestle S.A. (Reg.)..........................    175        318,907
Novartis AG (Reg.)..........................    249        363,692
Roche Holding AG (Gen.).....................     14        165,303
                                                       -----------
                                                         1,507,913
                                                       -----------
United Kingdom--8.47%
Allied Zurich PLC (b)....................... 13,975        164,310
AstraZeneca PLC.............................  4,639        192,002
British Airways PLC......................... 55,000        358,121
British Telecommunications PLC.............. 24,000        585,243
Diageo PLC.................................. 46,630        374,267
FKI PLC..................................... 98,405        380,640
Glaxo Wellcome PLC..........................  9,620        271,331
HSBC Holdings PLC........................... 29,000        403,362
Lloyds TSB Group PLC........................ 40,220        502,053
National Power PLC.......................... 54,500        314,900
Nycomed Amersham PLC........................ 63,000        391,427
Peninsular & Oriental Steam Navigation Co... 11,475        191,047
Powergen PLC................................ 33,000        236,679
Prudential Corp. PLC........................ 22,000        432,582
Reckitt & Colman PLC........................ 14,000        130,984
Reed International PLC...................... 73,000        545,329
Scottish & Southern Energy PLC.............. 52,650        419,403
Tesco PLC................................... 93,250        282,924
Trinity Mirror PLC.......................... 17,175        182,972
Unilever PLC................................ 41,000        300,994
United News & Media PLC..................... 29,000        368,775
                                                       -----------
                                                         7,029,345
                                                       -----------
Total Global (Ex-U.S.) Equities.............            49,713,191
                                                       -----------
Total Equities (Cost $65,016,878)...........            81,481,215
                                                       -----------

Global Equity Fund -- Schedule of Investments

December 31, 1999 (Unaudited)

                                             Shares           Value
                                            --------      ------------
Short-Term Investments -- 0.49%
Investment Companies -- 0.49%
Brinson Supplementary Trust U.S. Cash
  Management Prime Fund
  (Cost $411,539).......................     411,539      $    411,539
                                                          ------------
Total Investments
  (Cost $65,428,417) -- 98.63% (a)......                    81,892,754

Cash and other assets,
  less liabilities -- 1.37%.............                     1,134,027
                                                          ------------
Net Assets -- 100%......................                  $ 83,026,781
                                                          ============



NOTES TO SCHEDULE OF INVESTMENTS
(a) Aggregate cost for federal income tax purposes was $65,428,417; and net unrealized appreciation consisted of:
          Gross unrealized appreciation............................................................................  $ 20,104,252
          Gross unrealized depreciation............................................................................    (3,639,915)
                                                                                                                     ------------
               Net unrealized appreciation.........................................................................  $ 16,464,337
                                                                                                                     ============

(b) Non-income producing security.
(c) Denominated in U.S. dollars


FORWARD FOREIGN CURRENCY CONTRACTS


The Global Equity Fund had the following open forward foreign currency contracts as of December 31, 1999:

                                                Settlement               Local                    Current             Unrealized
                                                   Date                Currency                    Value              Gain/(Loss)
                                                ----------          --------------              ----------            -----------
Forward Foreign Currency Buy Contracts
British Pound...............................     06/02/00                4,250,000               6,847,880               (46,945)
Japanese Yen................................     06/02/00            1,290,000,000              12,922,930                94,245

Forward Foreign Currency Sale Contracts
Australian Dollar...........................     06/02/00                5,200,000               3,407,311                92,050
British Pound...............................     06/02/00                  700,000               1,127,886                (1,802)
Canadian Dollar.............................     06/02/00                  800,000                 553,235                 7,979
Euro........................................     06/02/00                5,800,000               5,880,564               (29,007)
Swedish Krona...............................     06/02/00               24,200,000               2,860,950                (9,921)
Swiss Franc.................................     06/02/00                1,200,000                 763,174                (5,318)
                                                                                                                        --------
     Total..................................                                                                            $101,281
                                                                                                                        ========



FUTURES CONTRACTS
The Brinson Global Equity Fund had the following open futures contracts as of December 31, 1999:

                                                                    Expiration                      Current       Unrealized
                                                                       Date           Cost           Value           Gain
                                                                    ----------      --------       --------       ----------
Index Futures Buy Contracts
S&P 500 Index, 2 contracts....................................      March 2000      $714,839       $742,100         $27,261

The market value of investments pledged to cover margin requirements for the open futures positions at December 31, 1999 was
$75,000.



                See accompanying notes to financial statements.

        Global Equity Fund -- Financial Statements



STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1999 (Unaudited)

ASSETS:
  Investments, at value:
    Unaffiliated issuers (Cost $65,016,878).......................  $81,481,215
    Affiliated issuers (Cost $411,539)............................      411,539
  Foreign currency, at value (Cost $972,985)......................      970,107
  Cash............................................................       75,727
  Receivables:
    Dividends.....................................................       99,356
    Interest......................................................        3,394
    Variation margin..............................................        1,340
  Net unrealized appreciation on forward foreign
    currency contracts............................................      101,281
                                                                    -----------
      TOTAL ASSETS................................................   83,143,959
                                                                    -----------
LIABILITIES:
  Payables:
    Investment advisory fees......................................       49,888
    Accrued expenses..............................................       67,290
                                                                    -----------
      TOTAL LIABILITIES...........................................      117,178
                                                                    -----------
NET ASSETS........................................................  $83,026,781
                                                                    ===========
NET ASSETS CONSIST OF:
  Paid in capital.................................................  $65,630,618
  Accumulated undistributed net investment income.................        8,384
  Accumulated net realized gain...................................      799,117
  Net unrealized appreciation.....................................   16,588,662
                                                                    -----------
      NET ASSETS..................................................  $83,026,781
                                                                    ===========
OFFERING PRICE PER SHARE:
  Brinson Class I:
    Net asset value, offering price and redemption
      price per share (Based on net assets of $40,734,080
      and 3,182,445 shares issued and outstanding)................  $     12.80
                                                                    ===========
  Brinson Class N:
    Net asset value, offering price and redemption price
      per share (Based on net assets of $231,676 and
      18,131 shares issued and outstanding).......................  $     12.78
                                                                    ===========
  UBS Investment Funds Class:
    Net asset value, offering price and redemption price per
      share (Based on net assets of $42,061,025 and 3,291,032
      shares issued and outstanding)..............................  $     12.78
                                                                    ===========

                See accompanying notes to financial statements.
32

Global Equity Fund -- Financial Statements


STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED DECEMBER 31, 1999 (Unaudited)
INVESTMENT INCOME:
  Dividends (net of $23,473 for foreign taxes withheld)................................  $    571,589
  Interest.............................................................................        25,947
                                                                                         ------------
      TOTAL INCOME.....................................................................       597,536
                                                                                         ------------

EXPENSES:
  Advisory.............................................................................       335,604
  Distribution.........................................................................       161,840
  Printing.............................................................................        37,929
  Professional.........................................................................        17,780
  Other................................................................................        49,361
                                                                                         ------------
      TOTAL EXPENSES...................................................................       602,514
                                                                                         ------------
      Expenses deferred by Advisor.....................................................       (18,447)
      Earnings credits.................................................................        (1,001)
                                                                                         ------------
      NET EXPENSES.....................................................................       583,066
                                                                                         ------------
      NET INVESTMENT INCOME............................................................        14,470
                                                                                         ------------

NET REALIZED AND UNREALIZED GAIN (LOSS):
  Net realized gain (loss) on:
    Investments........................................................................     5,365,679
    Futures contracts..................................................................        28,781
    Foreign currency transactions......................................................    (1,663,061)
                                                                                         ------------
      Net realized gain................................................................     3,731,399
                                                                                         ------------

  Change in net unrealized appreciation or depreciation on:
    Investments and foreign currency...................................................       230,903
    Futures contracts..................................................................        27,261
    Forward contracts..................................................................       (29,467)
    Translation of other assets and liabilities denominated in foreign currency........         1,575
                                                                                         ------------
      Change in net unrealized appreciation or depreciation............................       230,272
                                                                                         ------------
  Net realized and unrealized gain.....................................................     3,961,671
                                                                                         ------------
  Net increase in net assets resulting from operations.................................  $  3,976,141
                                                                                         ============


                See accompanying notes to financial statements.

Global Equity Fund -- Financial Statements


STATEMENTS OF CHANGES IN NET ASSETS


                                                                                            Six Months Ended          Year
                                                                                           December 31, 1999         Ended
                                                                                               (Unaudited)       June 30, 1999
                                                                                           -----------------     -------------
OPERATIONS:
  Net investment income..................................................................       $     14,470      $    497,109
  Net realized gain......................................................................          3,731,399         5,596,677
  Change in net unrealized appreciation or depreciation..................................            230,272         1,132,303
                                                                                           -----------------     -------------
  Net increase in net assets resulting from operations...................................          3,976,141         7,226,089
                                                                                           -----------------     -------------

DISTRIBUTIONS TO SHAREHOLDERS:
  Distributions from net investment income:
    Brinson Class I......................................................................           (229,745)         (384,423)
    Brinson Class N......................................................................               (985)           (2,181)
    UBS Investment Funds Class...........................................................            (77,667)         (219,326)
  Distributions from net realized gain:
    Brinson Class I......................................................................         (3,607,591)         (352,100)
    Brinson Class N......................................................................            (19,859)           (2,950)
    UBS Investment Funds Class...........................................................         (3,756,305)         (713,059)
                                                                                           -----------------     -------------
    Total distributions to shareholders..................................................         (7,692,152)       (1,674,039)
                                                                                           -----------------     -------------
CAPITAL SHARE TRANSACTIONS:
  Shares sold............................................................................          7,577,518        34,808,631
  Shares issued on reinvestment of distributions.........................................          6,445,851         1,462,446
  Shares redeemed........................................................................        (13,648,784)      (37,326,928)
                                                                                           -----------------     -------------
  Net increase (decrease) in net assets resulting from capital share transactions........            374,585        (1,055,851)
                                                                                           -----------------     -------------
      TOTAL INCREASE (DECREASE) IN NET ASSETS............................................         (3,341,426)        4,496,199
                                                                                           -----------------     -------------
NET ASSETS:
  Beginning of period....................................................................         86,368,207        81,872,008
                                                                                           -----------------     -------------
  End of period (including accumulated undistributed net investment income of
    $8,384 and $302,311, respectively)...................................................       $ 83,026,781      $ 86,368,207
                                                                                           =================     =============



                See accompanying notes to financial statements.
34

Global Equity Fund -- Financial Highlights


The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.


                                                     Six Months Ended                     Year Ended June 30,
                                                    December 31, 1999     ---------------------------------------------------
Brinson Class I                                        (Unaudited)          1999       1998       1997      1996      1995
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period.................    $ 13.42          $ 12.54    $ 12.76    $ 11.57   $  9.93    $  9.49
                                                         -------          -------    -------    -------   -------    -------
  Income from investment operations:
    Net investment income............................       0.03*            0.14*      0.22       0.16      0.18       0.18
    Net realized and unrealized gain.................       0.64             1.09       0.78       2.14      2.29       0.39
                                                         -------          -------    -------    -------   -------    -------
      Total income from investment
        operations...................................       0.67             1.23       1.00       2.30      2.47       0.57
                                                         -------          -------    -------    -------   -------    -------
  Less distributions:
    Distributions from net investment
      income.........................................      (0.08)           (0.17)     (0.17)     (0.12)    (0.14)     (0.04)
    Distributions from and in excess of net
      realized gain..................................      (1.21)           (0.18)     (1.05)     (0.99)    (0.69)     (0.09)
                                                         -------          -------    -------    -------   -------    -------
      Total distributions............................      (1.29)           (0.35)     (1.22)     (1.11)    (0.83)     (0.13)
                                                         -------          -------    -------    -------   -------    -------
Net asset value, end of period.......................    $ 12.80          $ 13.42    $ 12.54    $ 12.76   $ 11.57    $  9.93
                                                         =======          =======    =======    =======   =======    =======

Total return (non-annualized)........................       5.41%           10.14%      8.99%     21.26%    25.66%      6.06%
Ratios/Supplemental data:
  Net assets, end of period (in 000s)................    $40,734          $42,106    $22,724    $48,054   $27,126    $20,706
  Ratio of expenses to average net assets:
    Before expense reimbursement and
      earnings credits...............................       1.05%**          1.05%      1.02%      1.25%     1.77%      2.06%
    After expense reimbursement and
      earnings credits...............................       1.00%**          1.00%      1.00%      1.00%     1.00%      1.00%
  Ratio of net investment income to
    average net assets:
    Before expense reimbursement and
      earnings credits...............................       0.37%**          1.05%      1.29%      1.35%     0.57%      0.71%
    After expense reimbursement and
      earnings credits...............................       0.42%**          1.10%      1.31%      1.60%     1.34%      1.77%
  Portfolio turnover rate............................         57%              86%        46%        32%       74%        36%

 * The net investment income per share data was determined by using average shares outstanding throughout the period
** Annualized


                See accompanying notes to financial statements.

Global Equity Fund -- Financial Highlights


The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

                                                                              Six Months Ended
                                                                             December 31, 1999       Year Ended      Year Ended
Brinson Class N                                                                  (Unaudited)        June 30, 1999   June 30, 1998
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period......................................         $13.40               $12.53          $12.76
                                                                                   ------               ------          ------
  Income from investment operations:
    Net investment income.................................................           0.01                 0.10*           0.13
    Net realized and unrealized gain......................................           0.64                 1.09            0.82
                                                                                   ------               ------          ------
      Total income from investment operations.............................           0.65                 1.19            0.95
                                                                                   ------               ------          ------
  Less distributions:
    Distributions from net investment income..............................          (0.06)               (0.14)          (0.13)
    Distributions from net realized gain..................................          (1.21)               (0.18)          (1.05)
                                                                                   ------               ------          ------
      Total distributions.................................................          (1.27)               (0.32)          (1.18)
                                                                                   ------               ------          ------
Net asset value, end of period............................................         $12.78               $13.40          $12.53
                                                                                   ======               ======          ======
Total return (non-annualized).............................................           5.29%                9.80%           8.60%
Ratios/Supplemental data:
  Net assets, end of period (in 000s).....................................         $  232               $  220          $    1
  Ratio of expenses to average net assets:
    Before expense reimbursement and earnings credits.....................           1.30%**              1.30%           1.27%
    After expense reimbursement and earnings credits......................           1.25%**              1.25%           1.25%
  Ratio of net investment income to average net assets:
    Before expense reimbursement and earnings credits.....................           0.12%**              0.80%           1.04%
    After expense reimbursement and earnings credits......................           0.17%**              0.85%           1.06%
  Portfolio turnover rate.................................................              57%                 86%             46%

 * The net investment income per share data was determined by using average shares outstanding throughout the period
** Annualized


                See accompanying notes to financial statements.

Global Bond Fund

[BRINSON LOGO]


Since its performance inception on July 31, 1993, the Brinson Global Bond Fund Class I has recorded an annualized return of 5.45%, versus the 6.02% return of its benchmark, the Salomon Smith Barney World Government Bond Index. This performance record was achieved with significantly less risk or volatility than the benchmark; 4.69% versus 5.64%, respectively. In calendar year 1999 the Fund posted a decline of 6.27% compared to the benchmark's decline of 4.26%.

1999 proved to be the worst year for global government bonds since 1994. Yields rose (and prices therefore fell) in every major market, apart from Japan, by up to 200 basis points. The main factor behind this development was the growing momentum of world economic growth, led by the continuing strength of economic activity in the U.S. As well as encouraging investors to look for higher real returns, this also gave rise to fears (which were ultimately fulfilled) that central banks would raise official rates to counter rising inflation risks. The weakness in government bonds was accentuated by the unwinding of last year's move to low-risk investments in the aftermath of the Russian default.

The main reason for the relative underperformance of the Fund was market allocation strategy, specifically a large underweight to the Japanese market. Despite very low nominal yields, Japanese government bond prices were supported by the Bank of Japan's "zero interest rate" policy, an attempt to stimulate the lackluster domestic economy and limit the strength of the yen. In currencies, underweights to the yen and the pound sterling also hurt performance. However, active bond management helped, with positions in inflation-linked bonds in Canada and good relative performance from non-government bonds in the U.S. component of the Fund.

 Global Bond Fund


 Total Return
                                               6 months   1 year   3 years   5 years   7/31/93*
                                                ended     ended     ended     ended       to
                                               12/31/99  12/31/99  12/31/99  12/31/99  12/31/99
-----------------------------------------------------------------------------------------------
Brinson Global Bond Fund Class I                0.10%     -6.27%    2.18%     7.00%     5.45%
-----------------------------------------------------------------------------------------------
Salomon Smith Barney World Gov't Bond Index     3.13      -4.26     3.43       .42      6.02
-----------------------------------------------------------------------------------------------

*Performance inception date of the Brinson Global Bond Fund Class I.

Total return includes reinvestment of all capital gain and income distributions.

All total returns in excess of 1 year are average annualized returns.

Illustration of an Assumed Investment of $1,000,000

This chart shows the growth in the value of an investment in the Brinson Global Bond Fund Class I and the Salomon Smith Barney World Government Bond Index if you had invested $1,000,000 on July 31, 1993, and had reinvested all your income dividends and capital gain distributions through December 31, 1999. No adjustment has been made for any income taxes payable by shareholders on income dividends and capital gain distributions. Past performance is no guarantee of future results. Share price and return will vary with market conditions; investors may realize a gain or loss upon redemption.

Brinson Global Bond Fund Class I
vs. Salomon Smith Barney World Gov't Bond Index
Wealth Value with Dividends Reinvested

          [PERFORMANCE GRAPH]

          Brinson Global   Salomon Smith
            Bond Fund       Barney World
             Class I      Gov't Bond Index
12/31/93    $1,038,591       $1,041,929
12/31/94    $1,002,396       $1,066,185
12/31/95    $1,206,119       $1,269,184
12/31/96    $1,318,299       $1,315,287
12/31/97    $1,339,835       $1,318,469
12/31/98    $1,500,412       $1,520,063
12/31/99    $1,406,271       $1,455,279

7/31/93 = $1,000,000                                       Data through 12/31/99

Fund returns are net of all fees and costs, while the Index returns are based solely on market returns without deduction for fees or transaction costs for rebalancing.

Global Bond Fund

[LOGO OF BRINSON]

Total Return

                                                 6 months   1 year     6/30/97*
                                                  ended     ended        to
                                                12/31/99   12/31/99   12/31/99
--------------------------------------------------------------------------------
Brinson Global Bond Fund Class N                  0.00%     -6.58%      2.09%
--------------------------------------------------------------------------------
Salomon Smith Barney World Gov't Bond Index       3.13      -4.26       4.65
--------------------------------------------------------------------------------
*Inception date of the Brinson Global Bond Fund Class N.

Total return includes reinvestment of all capital gain and income distributions.

All total returns in excess of 1 year are average annualized returns.

Illustration of an Assumed Investment of $1,000,000

This chart shows the growth in the value of an investment in the Brinson Global Bond Fund Class N and the Salomon Smith Barney World Government Bond Index if you had invested $1,000,000 on June 30, 1997, and had reinvested all your income dividends and capital gain distributions through December 31, 1999. No adjustment has been made for any income taxes payable by shareholders on income dividends and capital gain distributions. Past performance is no guarantee of future results. Share price and return will vary with market conditions; investors may realize a gain or loss upon redemption.


Brinson Global Bond Fund Class N
vs. Salomon Smith Barney World Gov't Bond Index
Wealth Value with Dividends Reinvested

[Performance Graph]

                                                      Salomon Smith
                          Brinson Global              Barney World Gov't
                          Bond Fund Class N           Bond Index
------------------------------------------------------------------------
12/31/97                  $1,008,216                  $1,014,920
 6/30/98                  $1,023,719                  $1,043,156
12/31/98                  $1,127,443                  $1,170,101
 6/30/99                  $1,053,324                  $1,086,238
12/31/99                  $1,053,273                  $1,120,231
 6/30/97 = $1,000,000                              Data through 12/31/99

Fund returns are net of all fees and costs, while the Index returns are based solely on market returns without deduction for fees or transaction costs for rebalancing.

Global Bond Fund

BRINSON LOGO

Asset Allocation

As of December 31, 1999 (Unaudited)
                                                  Current
                                  Benchmark       Strategy
----------------------------------------------------------
U.S.                                27.1%          33.1%
Australia                            0.6            5.1
Austria                              0.9            0.0
Belgium                              2.4            0.0
Canada                               2.9            5.0
Denmark                              1.2            4.2
Finland                              0.7            0.0
France                               7.5            9.2
Germany                              7.9            5.7
Ireland                              0.3            0.0
Italy                                8.1            2.8
Japan                               26.6            7.6
Netherlands                          2.6            5.6
Portugal                             0.4            0.0
Spain                                3.3            4.4
Sweden                               1.3            6.8
Switzerland                          0.4            0.0
TIPS                                 0.0            1.8
U.K.                                 5.8            5.8
Euro                                 0.0            2.9
----------------------------------------------------------
                                   100.0%         100.0%

Currency Allocation

As of December 31, 1999 (Unaudited)
                                                  Current
                                  Benchmark       Strategy
----------------------------------------------------------
U.S.                                27.1%          23.1%
Australia                            0.6            6.6
Canada                               2.9            2.9
Denmark                              1.2            1.2
Euro                                34.0           41.9
Japan                               26.6           18.6
Sweden                               1.3            5.3
Switzerland                          0.4            0.4
U.K.                                 5.9            0.0
----------------------------------------------------------
                                   100.0%         100.0%

Industry Diversification

As a Percent of Net Assets
As of December 31, 1999 (Unaudited)

----------------------------------------------------------
U.S. BONDS
Corporate Bonds
     Airlines..................................    0.84%
     Asset-Backed..............................    2.51
     Consumer..................................    1.10
     Financial Services........................    1.44
     Food and Housing Products.................    0.31
     Publishing................................    0.65
     Services/Miscellaneous....................    0.95
     Utilities.................................    0.09
                                                 ------
                                                   7.89
                                                 ------

     International Dollar Bonds................    4.01
     Corporate Mortgage-Backed Securities......    8.12
     U.S. Government Agencies..................    1.12
     U.S. Gov't Mortgage-Backed Securities.....    5.70
     U.S. Government Obligations...............    5.48
                                                 ------
                                                  24.43
                                                 ------
             Total U.S. Bonds..................   32.32
                                                 ------

GLOBAL (EX-U.S.) BONDS
Foreign Financial Bonds........................    7.21
Foreign Government Bonds.......................   56.20
                                                 ------
             Total Global (Ex-U.S.) Bonds......   63.41

SHORT-TERM INVESTMENTS.........................    0.58
                                                 ------
             TOTAL INVESTMENTS.................   96.31
                                                 ------

CASH AND OTHER ASSETS,
     LESS LIABILITIES..........................    3.69
                                                 ------
             NET ASSETS........................  100.00%
                                                 ======

Global Bond Fund -- Schedule of Investments

December 31, 1999 (Unaudited)

                                                         Face
                                                        Amount         Value
                                                       --------      ----------
Bonds -- 95.73%
U.S. Bonds -- 32.32%
U.S. Corporate Bonds -- 7.89%
Cendant Corp., 7.750%, due 12/01/03..................  $500,000      $  499,264
Centaur Funding Corp., 144A,
  0.000%, due 01/01/80...............................     1,021         398,288
Centaur Funding Corp., 144A,
  9.080%, due 01/01/80...............................       153         115,110
Chase Manhattan Auto Owner Trust,
  Series 96-C, Class A4,
  6.150%, due 03/15/02...............................   125,000         124,798
Comed Transitional Funding Trust,
  Series 98-1, Class A7,
  5.740%, due 12/25/10...............................   370,000         333,614
Continental Airlines, Inc.,
  Series 99-2, 7.056%, due 09/15/09..................   710,000         675,750
Countrywide Capital, Inc.,
  8.000%, due 12/15/26...............................   250,000         224,977
Fidelity Investments,
  7.570%, due 06/15/29...............................   450,000         432,660
First Bank Corporate Card Master Trust,
  97-1, Class A, 6.400%, due 02/15/03................   240,000         237,650
Lilly Del Mar, 144A,
  7.17%, due 08/01/29................................   350,000         348,314
News America Holdings,
  7.750%, due 12/01/45...............................   575,000         524,273
Noram Energy Corp.,
  6.375%, due 11/01/03...............................    75,000          71,335
Peco Energy Transition Trust,
  6.130%, due 03/01/09...............................   540,000         496,876
Premier Auto Trust, Series 96-3,
  Class A4, 6.750%, due 11/06/00.....................   163,308         163,434
Safeway Inc, 7.250%, due 09/15/04....................   250,000         248,528
The Money Store, Series 98-B, Class AF2,
  6.115%, due 05/15/10...............................     4,089           4,089
Time Warner Cos., Inc.,
  7.570%, due 02/01/24...............................   560,000         538,668
UCFC Home Equity Loan,
  Series 97-C, Class A8,
  FRN, 5.6375%, due 09/15/27.........................    78,696          78,787
USA Waste Services,
  7.000%, due 10/01/04...............................   300,000         270,446
Vanderbilt Mortgage Finance, 98-B,
  Class 1A2, 6.120%, due 05/07/09....................   600,000         593,694
                                                                     ----------
                                                                      6,380,555
                                                                     ----------
Corporate Mortgage-Backed
Securities -- 8.12%
ABN Amro Mortgage Corp., Series 99-2 IA2,
  6.300%, due 04/25/29...............................   345,000         328,302
Bear Stearns Mortgage Securities, Inc., 96-7,
  Class A4, 6.000%, due 01/28/09.....................   200,000         191,924
First Union Lehman Brothers, 97-C2,
  Class A2, 6.600%, due 05/18/07.....................   240,000         230,009
GE Capital Mortgage Services, Inc., 93-7F,
  Class FA3, 6.500%, due 09/25/08....................   145,184         144,352
Heller Financial Commercial Mortgage
  Assets, Series 99-PH1 A1,
  6.500%, due 05/15/61...............................   399,560         386,446
LB Commercial Conduit Mortgage
  Trust, Series 99-C1 A1,
  6.410%, due 08/15/07...............................   548,619         528,583
Norwest Asset Securities Corp.,
  Series 98-25, Class A5,
  6.000%, due 12/25/28...............................   965,000         906,048
PNC Mortgage Securities Corp.,
  Series 94-3, Class A8,
  7.500%, due 07/25/24...............................   190,000         182,210
Prudential Home Mortgage Securities
  Series 96-7, Class A4,
  6.750%, due 06/25/11...............................   150,000         143,793
  Series 93-43, Class A9,
  6.750%, due 10/25/23...............................   201,221         193,428
Residential Accredit Loans, Inc.
  Series 98-QS4, Class AI5, 7.000%,
  due 03/25/28.......................................   625,000         623,656
  Series 96-QS4, Class Al10,
  7.900%, due 08/25/26...............................   400,000         377,052
Residential Asset Securitization Trust
  Series 97-A11, Class A2,
  7.000%, due 01/25/28...............................    32,378          32,288
  Series 97-A11, Class A6,
  7.000%, due 01/25/28...............................   430,000         405,339
  Series 98-A1, Class A1,
  7.000%, due 03/25/28...............................    72,972          72,562
  Series 97-A7, Class A1,
  7.250%, due 12/25/27...............................   335,000         321,453
  Series 97-A7, Class A1,
  7.500%, due 09/25/27...............................    56,102          56,041
Structured Asset Securities Corp.
  Series 98-RF2, 144A,
  8.582%, due 07/15/27...............................   315,780         324,464
  Series 98-RF1, Class A,
  8.712%, due 03/15/27...............................   208,384         214,701
Structured Mortgage Asset Residential
  Trust, Series 96-5C, Class CI,
  7.150%, due 03/25/23...............................   925,000         904,363
                                                                     ----------
                                                                      6,567,014
                                                                     ----------
International Dollar Bonds -- 4.01%
National Australia Bank, FRN,
  6.40%, due 12/10/07................................   640,000         623,858
Petroleos de Venezuela S.A.,
  8.750%, due 02/15/04...............................   500,000         488,159
Banco Santiago S.A.,
  7.000%, due 07/18/07...............................   400,000         358,889
Empresa National Electric,
  7.875%, due 10/01/69...............................   500,000         385,159
Korea Development Bank,
  7.125%, due 09/17/01...............................   300,000         297,672
Banque Centrale de Tunisie,
  8.250%, due 09/19/27...............................   400,000         325,500
Credit Suisse-London, 144A, 7.900%,
  Resettable Perpetual Preferred,
  7.900%, due 05/01/07...............................   500,000         475,729
Royal Bank of Scotland, Resettable
  Perpetual Preferred,
  7.375%, due 04/29/49...............................   300,000         286,081
                                                                     ----------
                                                                      3,241,047
                                                                     ----------

Global Bond Fund--Schedule of Investments

December 31, 1999 (Unaudited)

                                         Face
                                        Amount            Value
                                     -------------     -----------

U.S. Gov't Mortgage-Backed Securities--5.70%
Fannie Mae Whole Loan,
  Series 95-W3, Class A,
  9.000%, due 04/25/25...........    $       8,912     $     9,204
Federal Home Loan Mortgage Corp.
  7.000%, due 10/15/13...........           68,215          64,952
  7.238%, due 05/01/26...........           17,453          17,519
Federal Home Loan Mortgage Corp. Gold
  8.000%, due 05/01/23...........           42,505          43,004
  9.000%, due 03/01/24...........          116,158         121,609
Federal National Mortgage Association
  6.000%, due 01/01/29...........          155,793         142,632
  6.500%, due 03/01/19...........          120,439         115,057
  6.500%, due 02/01/29...........          593,700         559,748
  7.000%, due 12/01/24...........          402,571         389,346
  7.000%, due 03/01/29...........           27,267          26,390
  7.500%, due 07/01/10...........          762,377         768,657
  7.500%, due 12/01/23...........          317,354         314,030
  7.500%, due 05/18/25...........          250,000         246,780
  7.500%, due 12/01/27...........          638,881         632,189
  7.890%, due 04/01/26...........          175,960         178,991
  8.000%, due 03/01/11...........           68,243          69,622
  8.500%, due 07/01/22...........            7,930           8,213
Federal National Mortgage Association Strips,
  0.000%, due 02/01/28...........          141,218          91,645
  8.000%, due 08/01/23...........          185,330          56,967
FNCI, 8.000%, due 02/01/13.......           72,365          73,827
Government National Mortgage Association,
  7.000%, due 08/15/24...........          352,905         343,816
  7.000%, due 07/15/25...........           49,590          48,300
  7.500%, due 08/15/23...........           60,521          60,204
  7.500%, due 12/15/23...........           94,179          93,718
  7.500%, due 01/15/24...........           65,741          65,368
                                                       -----------
                                                         4,541,788
                                                       -----------
U.S. Government Agencies--1.12%
Jordan Aid, 8.750%, due 09/01/19.          452,530         486,597
Tennesse Valley Authority,
  6.375%, due 06/15/05...........          500,000         481,834
                                                       -----------
                                                           968,431
                                                       -----------
U.S. Government Obligations--5.48%
U.S. Treasury Bond,
  8.000%, due 11/15/21...........        1,985,000       2,251,734
  8.750%, due 05/15/17...........          300,000         358,125
U.S. Treasury Inflation Indexed Note,
  3.625%, due 04/15/28...........          570,000         529,754
U.S. Treasury Note
  5.625%, due 05/15/08...........          640,000         602,000
  5.750%, due 08/15/03...........          700,000         685,344
                                                       -----------
                                                         4,426,957
                                                       -----------
Total U.S. Bonds.................                       26,125,792
                                                       -----------

Global (Ex-U.S.) Bonds--63.41%
Australia-5.19%
International Bank for Recon & Dev
  5.500%, due 05/14/03...........AUD     1,800,000       1,131,331
Queensland Treasury Corp.-
  Global Note
  6.500%, due 06/14/05...........        1,130,000         723,572
  8.000%, due 09/14/07...........        3,400,000       2,338,654
                                                       -----------
                                                         4,193,557
                                                       -----------
Canada--6.85%
Government of Canada
  4.250%, due 12/01/21...........CAD     3,730,000       2,996,234
  6.000%, due 06/01/08...........        2,030,000       1,378,316
Province of Ontario,
  7.500%, due 01/19/06...........        1,600,000       1,161,056
                                                       -----------
                                                         5,535,606
                                                       -----------
Denmark--6.66%
City of Copenhagen,
  6.250%, due 03/15/01...........DKK     2,400,000         329,368
Depfa Pfandbrief Bank,
  5.750%, due 03/04/09...........EUR     2,250,000       2,284,710
Great Belt, 7.000%, due 09/02/03.DKK     3,650,000         515,097
Kingdom of Denmark
  7.000%, due 11/15/07...........        1,400,000         206,067
  7.000%, due 11/10/24...........        4,800,000         718,927
  8.000%, due 11/15/01...........        9,300,000       1,326,531
                                                       -----------
                                                         5,380,700
                                                       -----------
France--7.74%
Government of France (BTAN),
  7.750%, due 04/12/00...........EUR       609,796         618,470
Government of France (OAT)
  4.000%, due 10/25/09...........          200,000         178,537
  6.000%, due 10/25/25...........          400,000         403,364
  7.500%, due 04/25/05...........          902,368       1,005,385
  7.500%, due 04/25/05...........        1,097,632       1,222,942
  8.500%, due 04/25/23...........        1,350,000       1,786,540
  9.500%, due 01/25/01...........          990,000       1,039,807
                                                       -----------
                                                         6,255,045
                                                       -----------
Germany--6.09%
Bundesrepublik Deutschland,
  5.250%, due 02/21/01...........          390,000         396,838
  5.625%, due 01/04/28...........          380,000         362,817
  6.250%, due 04/26/06...........        1,850,000       1,969,963
International Bank of Recon & Dev,
  7.125%, due 04/12/05...........        2,019,603       2,196,114
                                                       -----------
                                                         4,925,732
                                                       -----------
Italy--2.07%
Republic of Italy (BTP),
  7.750%, due 11/01/06...........          930,000       1,053,475
  9.000%, due 10/01/03...........          550,001         617,477
                                                       -----------
                                                         1,670,952
                                                       -----------
Japan--7.28%
Government of Japan
  3.000%, due 09/20/05...........JPY   110,000,000       1,175,712
  4.600%, due 09/20/04...........      415,000,000       4,712,564
                                                       -----------
                                                         5,888,276
                                                       -----------
42

GLOBAL BOND FUND--SCHEDULE OF INVESTMENTS

December 31, 1999 (Unaudited)

                                            Face
                                           Amount          Value
                                         -------------------------
Netherlands--5.70%
LKB Baden-Wuerttemberg Finance,
   6.500%, due 09/15/08............EUR     818,067      $  861,807
Netherlands Government
   3.000%, due 02/15/02...............   2,650,000       2,584,627
   5.500%, due 01/15/28...............   1,050,000         980,945
   7.500%, due 04/15/10...............     160,000         184,681
                                                       -----------
                                                         4,612,060
Spain--3.90%                                           -----------
Bonos Y Oblig Del Estado,
   3.250%, due 01/31/05...............   1,400,000       1,283,999
Government of Spain,
   7.350%, due 03/31/07...............   1,670,000       1,871,762
                                                       -----------
                                                         3,155,761
                                                       -----------
Sweden--6.32%
Government of Sweden
   6.000%, due 02/09/05............SEK   3,500,000         419,113
   6.750%, due 05/05/14...............  12,400,000       1,561,420
   10.250%, due 05/05/03..............  23,300,000       3,131,517
                                                       -----------
                                                         5,112,050
                                                       -----------

United Kingdom--5.61%
Abbey National Treasury Service,
   6.500%, due 03/05/04............GBP     450,000         712,141
British Gas PLC,
   8.125%, due 03/31/03...............     195,000         320,537
UK Treasury
   7.250%, due 12/07/07...............     820,000       1,441,866
   5.750%, due 12/07/09...............   1,250,000       2,056,942
                                                       -----------
                                                         4,531,486
                                                       -----------
Total Global (Ex-U.S.) Bonds..........                  51,261,225
                                                       -----------
Total Bonds (Cost $82,090,416)........                  77,387,017
                                                       -----------

                                            Shares
Short-Term Investments--0.58%              --------
Investment Companies--0.58%
Brinson Supplementary Trust U.S.
   Cash Management Prime Fund.........
   (Cost $469,060)....................     469,060       $ 469,060
                                                       -----------
Total Investments
    (Cost $82,559,476)--96.31%........                  77,856,077
Cash and other assets,
    less liabilities--3.69%...........                   2,986,424
                                                       -----------
Net Assets--100%......................                 $80,842,501
                                                       ===========


NOTES TO SCHEDULE OF INVESTMENTS
(a) Aggregate cost for federal income tax purposes was $82,559,476; and net unrealized depreciation consisted of:

          Gross unrealized appreciation....................    $   331,039
          Gross unrealized depreciation....................     (5,034,438)
                                                               -----------
               Net unrealized depreciation.................    $(4,703,399)
                                                               ===========

(b) Non-income producing security.
FRN:  Floating Rate Note
TBA:  Security is subject to delayed delivery.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 1999, the value of these securities amounted to $2,094,881 or 2.59% of net assets.
Resettable Perpetual Preferred: A bond with either no maturity date or a maturity date that is so far in the future that the bond will pay interest indefinitely. The issuer generally retains the right to call such a bond.

FORWARD FOREIGN CURRENCY CONTRACTS
The Global Bond Fund had the following open forward foreign currency contracts as of December 31, 1999:

                        Expiration                Local             Current              Unrealized
                           Date                 Currency             Value               Gain/(Loss)
                        ----------             ----------          -----------          ------------
Forward Foreign Currency Buy Contracts
British Pound.........  03/01/00                5,650,000          $ 9,106,441           $  (57,066)
Canadian Dollar.......  03/01/00                4,700,000              510,169              (86,143)
Danish Kroner.........  03/01/00               19,500,000            2,637,430              152,269
Euro..................  03/01/00                3,200,000            3,222,298              108,261
Japanese Yen..........  03/01/00              650,000,000            7,249,634              (62,649)
Swedish Krona.........  03/01/00               12,000,000            1,410,533               51,099
Forward Foreign Currency Sale Contracts
Australian Dollar.....  03/01/00                2,200,000            1,440,724               23,329
British Pound.........  03/01/00                2,850,000            4,593,514              (16,514)
Euro..................  03/01/00                13,10,000           13,191,284             (769,386)
Japanese Yen..........  03/01/00            1,620,000,000           28,187,534            1,021,604
                                                                                         ----------
    Total.............                                                                   $  364,804
                                                                                         ==========

                See accompanying notes to financial statements.

Global Bond Fund -- Financial Statements


STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1999 (Unaudited)

ASSETS:
  Investments, at value:
    Unaffiliated issuers (Cost $82,090,416).....................   $ 77,387,017
    Affiliated issuers (Cost $469,060)..........................        469,060
  Cash..........................................................            931
  Foreign currency, at value (Cost $893,716)....................        887,157
  Receivables:
    Investment securities sold..................................         14,677
    Interest....................................................      1,786,202
  Net unrealized appreciation on forward foreign currency
    contracts...................................................        364,804
                                                                   ------------
      TOTAL ASSETS..............................................     80,909,848
                                                                   ------------
LIABILITIES:
  Payables:
    Investment advisory fees....................................         44,481
    Accrued expenses............................................         22,866
                                                                   ------------
      TOTAL LIABILITIES.........................................         67,347
                                                                   ------------
NET ASSETS......................................................   $ 80,842,501
                                                                   ============
NET ASSETS CONSIST OF:
  Paid in capital...............................................   $ 88,899,967
  Accumulated undistributed net investment income...............      1,916,511
  Accumulated net realized loss.................................     (5,588,837)
  Net unrealized depreciation...................................     (4,385,140)
                                                                   ------------
      NET ASSETS................................................   $ 80,842,501
                                                                   ============
OFFERING PRICE PER SHARE:
  Brinson Class I:
    Net asset value, offering price and redemption price
      per share (Based on net assets of $77,217,107 and
      8,533,100 shares issued and outstanding)..................   $       9.05
                                                                   ============
  Brinson Class N:
    Net asset value, offering price and redemption price
      per share (Based on net assets of $1,162 and 127
      shares issued and outstanding)............................   $       9.15
                                                                   ============
  UBS Investment Funds Class:
    Net asset value, offering price and redemption price
      per share (Based on net assets of $3,624,232 and
      401,023 shares issued and outstanding)....................   $       9.04
                                                                   ============

                See accompanying notes to financial statements.
44

        Global Bond Fund -- Financial Statements


STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED DECEMBER 31, 1999 (Unaudited)

INVESTMENT INCOME:
  Interest (net of $32,604 for foreign taxes withheld)............  $ 2,338,848
  Dividends.......................................................       25,477
                                                                    -----------
      TOTAL INCOME................................................    2,364,325
                                                                    -----------
EXPENSES:
  Advisory........................................................      339,912
  Registration....................................................       39,560
  Professional....................................................       25,362
  Distribution....................................................       11,340
  Other...........................................................       42,182
                                                                    -----------
      TOTAL OPERATING EXPENSES....................................      458,356
      Expenses deferred by Advisor................................      (38,065)
      Earnings credits............................................          (63)
                                                                    -----------
      NET OPERATING EXPENSES......................................      420,228
      Interest Expense............................................       27,240
                                                                    -----------
      NET INVESTMENT INCOME.......................................    1,916,857
                                                                    -----------
NET REALIZED AND UNREALIZED GAIN (LOSS):
  Net realized loss on:
    Investments...................................................   (1,315,340)
    Foreign currency transactions.................................   (2,284,183)
                                                                    -----------
      Net realized loss...........................................   (3,599,523)
                                                                    -----------
  Change in net unrealized appreciation or depreciation on:
    Investments and foreign currency..............................      298,082
    Forward contracts.............................................    1,689,713
    Translation of other assets and liabilities denominated
      in foreign currency.........................................        7,206
                                                                    -----------
      Change in net unrealized appreciation or depreciation.......    1,995,001
                                                                    -----------
  Net realized and unrealized loss................................   (1,604,522)
                                                                    -----------
  Net increase in net assets resulting from operations............  $   312,335
                                                                    ===========


                See accompanying notes to financial statements.

        Global Bond Fund -- Financial Statements


STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  Six Months Ended              Year
                                                                                  December 31, 1999            Ended
                                                                                     (Unaudited)           June 30, 1999
                                                                                  -----------------       --------------
OPERATIONS:
  Net investment income.......................................................     $  1,916,857            $  5,139,936
  Net realized gain (loss)....................................................       (3,599,523)              1,499,627
  Change in net unrealized appreciation or depreciation.......................        1,995,001              (6,052,418)
                                                                                   ------------           -------------
  Net increase in net assets resulting from operations........................          312,335                 587,145
                                                                                   ------------           -------------
DISTRIBUTIONS TO SHAREHOLDERS:
  Distributions from net investment income:
    Brinson Class I...........................................................       (1,118,349)             (5,705,972)
    Brinson Class N...........................................................               --                 (13,166)
    UBS Investment Funds Class................................................          (43,991)               (180,397)
  Distributions from net realized gain:
    Brinson Class I...........................................................          (82,557)               (925,451)
    Brinson Class N...........................................................               (1)                   (811)
    UBS Investment Funds Class................................................           (4,026)                (35,005)
                                                                                   ------------           -------------
  Total distributions to shareholders.........................................       (1,248,924)             (6,860,802)
                                                                                   ------------           -------------
Capital share transactions:
  Shares sold.................................................................       10,208,441             115,882,090
  Shares issued on reinvestment of distributions..............................        1,080,310               4,872,310
  Shares redeemed.............................................................      (27,855,393)           (111,795,220)
                                                                                   ------------           -------------
  Net increase (decrease) in net assets resulting from capital
    share transactions........................................................      (16,566,642)              8,959,180
                                                                                   ------------           -------------
      TOTAL INCREASE (DECREASE) IN NET ASSETS.................................      (17,503,231)              2,685,523
                                                                                   ------------           -------------
NET assets:
  Beginning of period.........................................................       98,345,732              95,660,209
                                                                                   ------------           -------------

  End of period (including accumulated undistributed net investment income
    of $1,916,511 and $1,161,994, respectively)...............................     $ 80,842,501           $  98,345,732
                                                                                   ------------           -------------


                See accompanying notes to financial statements.
46

Global Bond Fund -- Financial Highlights

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.


                                                          Six Months Ended                 Year Ended June 30,
                                                         December 31, 1999  -------------------------------------------------
Brinson Class I                                             (Unaudited)      1999      1998      1997       1996      1995
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period...................      $  9.18        $  9.41   $  9.64   $ 10.04   $  10.39  $   9.55
                                                             -------        -------   -------   -------   --------  --------
  Income from investment operations:
    Net investment income..............................         0.20*          0.39*     0.43*     0.67       0.84      0.50
    Net realized and unrealized
     gain (loss).......................................        (0.19)         (0.07)    (0.18)     0.08       0.31      0.58
                                                             -------        -------   -------   -------   --------  --------
      Total income from investment
        operations.....................................         0.01           0.32      0.25      0.75       1.15      1.08
                                                             -------        -------   -------   -------   --------  --------
  Less distributions:
    Distributions from and in excess of
     net investment income.............................        (0.13)         (0.47)    (0.31)    (0.96)     (1.40)    (0.24)
    Distributions from net realized gain................       (0.01)         (0.08)    (0.17)    (0.19)     (0.10)       --
                                                             -------        -------   -------   -------   --------  --------
      Total distributions..............................        (0.14)         (0.55)    (0.48)    (1.15)     (1.50)    (0.24)
                                                             -------        -------   -------   -------   --------  --------
Net asset value, end of period.........................      $  9.05        $  9.18   $  9.41   $  9.64   $  10.04  $  10.39
                                                             =======        =======   =======   =======   ========  ========

Total return (non-annualized)..........................         0.10%          3.13%     2.69%     7.71%    11.50%    11.34%
Ratios/Supplemental data:
  Net assets, end of period (in 000s)..................      $77,217        $92,832   $91,274   $54,157   $41,066   $51,863
  Ratio of expenses to average net assets:
    Before expense reimbursement and
     earnings credits..................................         1.04%**        0.90%     0.96%     1.32%     1.65%     1.43%
    After expense reimbursement, and
     earnings credits***...............................         0.96%**         N/A      0.90%      0.90%    0.90%     0.90%
  Ratio of net investment income to
   average net assets:
    Before expense reimbursement and
     earnings credits..................................         4.16%**        4.05%     4.47%     4.90%     4.98%     5.53%
    After expense reimbursement and
     earnings credits..................................         4.24%**         N/A      4.53%     5.32%     5.73%     6.06%
  Portfolio turnover rate.............................            35%           138%      151%      235%      184%      199%

    * The net investment income per share data was determined by using average shares outstanding throughout the year
   ** Annualized
  *** The ratio of net operating expenses to average net assets for the six months ended December 31, 1999, was 0.90%.
N/A = Not Applicable

                See accompanying notes to financial statements.

Global Bond Fund -- Financial Highlights


The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

                                                                     Six Months Ended
                                                                     December 31, 1999       Year Ended          Year Ended
Brinson Class N                                                         (Unaudited)        June 30, 1999       June 30, 1998
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period...................................   $ 9.16              $ 9.40             $ 9.64
                                                                          ------              ------             ------
  Income from investment operations:
    Net investment income..............................................     0.19*               0.37*              0.42*
    Net realized and unrealized loss...................................    (0.19)              (0.07)             (0.20)
                                                                          ------              ------             ------
      Total income from investment operations..........................       --                0.30               0.22
                                                                          ------              ------             ------
  Less distributions:
    Distributions from and in excess of net investment income..........       --               (0.46)             (0.29)
    Distributions from net realized gain...............................    (0.01)              (0.08)             (0.17)
                                                                          ------              ------             ------
      Total distributions..............................................    (0.01)              (0.54)             (0.46)
                                                                          ------              ------             ------
Net asset value, end of period.........................................   $ 9.15              $ 9.16             $ 9.40
                                                                          ======              ======             ======
Total return (non-annualized)..........................................     0.00%               2.89%              2.37%
Ratios/Supplemental Data:
  Net assets, end of period (in 000s)..................................   $    1              $1,085             $    9
  Ratio of expenses to average net assets:
     Before expense reimbursement and earnings credits..................   1.29%**             1.15%              1.21%
     After expense reimbursement and earnings credits***..............     1.21%**              N/A               1.15%
  Ratio of net investment income to average net assets:
     Before expense reimbursement and earnings credits.................    3.91%**             3.80%              4.22%
     After expense reimbursement and earnings credits..................    3.99%**              N/A               4.28%
  Portfolio turnover rate..............................................      35%                138%               151%

         * The net investment income per share data was determined by using average shares outstanding throughout the year
        ** Annualized
       *** The ratio of net operating expenses to average net assets for the six months ended December 31, 1999, was 1.15%.
     N/A = Not Applicable

                See accompanying notes to financial statements.
48

        The Brinson Funds -- Notes To Financial Statements


1.   SIGNIFICANT ACCOUNTING POLICIES
The Brinson Funds (the "Trust") is an open-end, management investment company registered under the Investment Company Act of 1940, as amended, as a series company. The Trust currently offers shares of eleven series: Global Fund, Global Equity Fund, Global Bond Fund, U.S. Balanced Fund, U.S. Equity Fund, U.S. Large Capitalization Equity Fund, U.S. Large Capitalization Growth Fund, U.S. Small Capitalization Growth Fund, U.S. Bond Fund, High Yield Fund and Global (Ex-U.S.) Equity Fund (each a "Fund" and collectively, the "Funds"). Each Fund has three classes of shares outstanding, Brinson Class I, Brinson Class N and UBS Investment Funds Class. There are an unlimited number of shares of each class with par value of $0.001 authorized. Each share represents an identical interest in the investments of the Funds and has the same rights. The financial highlights of the UBS Investment Funds Class are presented separately. The following is a summary of significant accounting policies consistently followed by the Global Fund, Global Equity Fund and Global Bond Fund in the preparation of their financial statements.

A. Investment Valuation: Securities for which market quotations are readily available are valued at the last available sales price on the exchange or market on which they are principally traded, or lacking any sales, at the last available bid price on the exchange or market on which such securities are principally traded. U.S. equity securities traded over-the-counter are priced at the most recent bid price. Securities for which market quotations are not readily available, including restricted securities which are subject to limitations on their sale, are valued at fair value as determined in good faith by or under the direction of the Trust's Board of Trustees. Investments in affiliated investment companies are valued each day based on the closing net asset value of the respective fund. Debt securities are valued at the most recent bid price by using market quotations or independent pricing services. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Forward foreign currency contracts are valued daily using quoted forward exchange rates. Short-term obligations with a maturity of 60 days or less are valued at amortized cost, which approximates market value.

B. Foreign Currency Translation: Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the WM/Reuters closing spot rates as of 4:00 p.m. London time. Purchases and sales of portfolio securities, commitments under forward foreign currency contracts and income receipts are translated at the prevailing exchange rate of the date of each transaction. Realized and unrealized foreign exchange gains or losses on investments are included as a component of net realized and unrealized gain or loss on investments in the statement of operations.

C. Investment Transactions: Investment transactions are accounted for on a trade date basis. Gains and losses on securities sold are determined on an identified cost basis.

D. Investment Income: Interest income, which includes the amortization of premiums and discounts, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as the information becomes available.

E. Federal Income Taxes: It is the policy of the Funds to comply with all requirements of the Internal Revenue Code (the "Code") applicable to regulated investment companies and to distribute substantially all of their taxable income to their shareholders. The Funds have met the requirements of the Code applicable to regulated investment companies for the six months ended December 31, 1999, therefore, no federal income tax provision was required.

F. Distributions to Shareholders: It is the policy of the Funds to distribute their respective net investment income on a semi-annual basis and net capital gains, if any, annually. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for foreign currency transactions. Differences in dividends per share between the classes are due to distribution expenses.

G. Income and Expense Allocation: All income earned and expenses incurred by each Fund will be borne on a pro rata basis by each of the classes, except that the Brinson Class I will not incur any of the distribution expenses of the Brinson Class N nor the UBS Investment Funds Class.

The Brinson Funds -- Notes To Financial Statements

H. Use of Estimates: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimates.

I. Earnings Credits: The Funds have entered into an arrangement with their custodian whereby interest earned on uninvested cash balances was used to offset a portion of the Fund's expenses. This amount is reflected in the statement of operations.

2.   INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES
Brinson Partners, Inc. (the "Advisor"), a registered investment advisor, provides the Funds with investment management services. As compensation for these services, each Fund pays the Advisor a monthly fee based on each Fund's respective average daily net assets. The Advisor has agreed to waive its fees and reimburse each Fund to the extent that total annualized operating expenses exceed a specified percentage of each Fund's respective average daily net assets. Investment advisory fees for the six months ended December 31, 1999, were as follows:

                                                                                 UBS Investment
                               Advisory    Brinson Class I    Brinson Class N      Funds Class      Advisory       Fees
                                 Fee         Expense Cap        Expense Cap        Expense Cap        Fees       Deferred
                               --------    ---------------    ---------------    --------------    ----------    --------
Global Fund...............      0.80%           1.10%              1.35%             1.75%         $1,641,535     $    --
Global Equity Fund........      0.80            1.00               1.25              1.76             335,604      18,447
Global Bond Fund..........      0.75            0.90               1.15              1.39             339,912      38,065

Certain officers of the Funds are also officers and directors of the Advisor. All officers serve without direct compensation from the Funds. Trustees' fees paid to unaffiliated trustees for the six months ended December 31, 1999 were $4,268, $2,230 and $2,208 for the Global Fund, Global Equity Fund and Global Bond Fund, respectively.

The Global Fund invests in shares of certain affiliated investment companies also sponsored by the Advisor. These investments represented 21.15% of the Fund's total net assets at December 31, 1999. Activity for the six months ended December 31, 1999 was as follows:

                                                                                Net           Change in
                                                                 Sales        Realized      Net Unrealized   Interest
Affiliates                                     Purchases       Proceeds      Gain/(Loss)      Gain/(Loss)     Income      Value
----------                                   ------------    ------------   -------------   --------------  ---------  -----------
Brinson Post-Venture Fund.................   $         --    $         --   $       --       $    80,510    $     --   $ 7,740,955
Brinson High Yield Fund...................             --       6,000,000     1,029,066         (749,294)         --     8,501,106
Brinson Emerging Markets Equity Fund......             --       2,728,450      (620,659)       4,132,636          --    18,326,811
Brinson Emerging Markets Debt Fund........             --       4,000,000       769,030        2,514,137          --    23,996,711
Brinson Supplementary Trust U.S. Cash
  Management Prime Fund...................    214,667,924     234,755,971            --               --     300,209    12,006,635

The Global Equity Fund and Global Bond Fund also invest in shares of the Brinson Supplementary Trust U.S. Cash Management Prime Fund ("Supplementary Trust"). The Supplementary Trust is managed by the Advisor and is offered as a cash management option to mutual funds and other accounts managed by the Advisor. The Supplementary Trust charges no management fees. Distributions received from the Supplementary Trust are reflected as interest income in the statement of operations. Amounts relating to those investments at the six months ended December 31, 1999 were as follows:

                                                                                            % of
                                                    Sales       Interest                    Net
Affiliates                       Purchases        Proceeds       Income       Value        Assets
----------                      ----------      -----------     --------     --------      ------
Global Equity Fund...........   $15,177,471     $15,788,120     $24,988      $411,539       0.49%
Global Bond Fund.............    20,533,527      26,203,701      45,065       469,060       0.58

The Brinson Funds--Notes To Financial Statements

3.   INVESTMENT TRANSACTIONS
Investment transactions for the six months ended December 31, 1999, excluding short-term investments, were as follows:

                                                                    Proceeds
                                                Purchases          From Sales
                                              ------------        ------------
Global Fund.................................  $142,746,662        $283,169,079
Global Equity Fund..........................    47,047,973          56,616,119
Global Bond Fund............................    31,227,121          62,903,677

4.   FORWARD FOREIGN CURRENCY CONTRACTS
The Funds may engage in portfolio hedging with respect to changes in currency exchange rates by entering into forward foreign currency contracts to purchase or sell currencies. Forward foreign currency contracts are also used to achieve currency allocation strategies. A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Risks associated with such contracts include movement in the value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform. The unrealized gain, if any, represents the credit risk to each Fund on a forward foreign currency contract. Fluctuations in the value of forward foreign currency contracts are recorded daily as net unrealized gains or losses. The Funds realize a gain or loss upon settlement of the contracts. The statement of operations reflects net realized and net unrealized gains and losses on these contracts. The counterparty to all forward foreign currency contracts at and for the six months ended December 31, 1999, was an affiliate of the Funds' custodian.

5.   FUTURES CONTRACTS
The Funds may purchase or sell exchange-traded futures contracts, which are contracts that obligate the Funds to make or take delivery of a financial instrument or the cash value of a securities index at a specified future date at a specified price. The Funds enter into such contracts to hedge a portion of their portfolio. Risks of entering into futures contracts include the possibility that there may be an illiquid market or that a change in the value of the contract may not correlate with changes in the value of the underlying securities. Upon entering into a futures contract, the Funds are required to deposit either cash or securities (initial margin). Subsequent payments (variation margin) are made or received by the Funds, generally on a daily basis. The variation margin payments are equal to the daily changes in the contract value and are recorded as net unrealized gains or losses. The Funds recognize a realized gain or loss when the contract is closed or expires. The statement of operations reflects net realized and net unrealized gains and losses on these contracts.

6.   SECURITY LENDING
The Global Fund loaned securities to certain brokers, with the Fund's custodian acting as the Fund's lending agent. The Fund earned negotiated lenders' fees, which are included in interest income in the statement of operations. Securities loaned are recorded at the amount of cash collateral received. The Fund monitors the market value of securities loaned on a daily basis and initially requires collateral against the loaned securities in an amount at least equal to 102% of the value of domestic securities loaned and 105% of the value of non-U.S. securities loaned. The cash collateral received is invested in interest-bearing securities and is included in the schedule of investments. The value of loaned securities and related collateral outstanding at December 31, 1999 were as follows:

                                              Value of Loaned    Cash Collateral
                                                 Securities         Received
                                              ---------------    ---------------
Global Fund.................................    $56,204,165        $57,479,350
                                                ===========        ===========

7.   DISTRIBUTION PLANS
The Trust has adopted distribution plans (the "Plans") pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, for the Brinson Class N and the UBS Investment Funds Class. Each Plan governs payments made for the expenses incurred in the promotion and distribution of the Brinson Class N and the UBS Investment Funds Class. Annual fees under the Brinson Class N Plan shall not exceed 0.25% of the average daily net assets of the Brinson Class N of each of the Funds. Annual fees under the UBS Investment Funds Plan, which include a 0.25% service fee, total 0.65%, 0.76% and 0.49% of the average daily net assets of the UBS Investment Funds Class of the Global Fund, Global Equity Fund and Global Bond Fund, respectively.

8.   LINE OF CREDIT
The Trust has entered into an agreement with Chase Manhattan Bank to provide a 364-day $100 million committed line of credit to the Funds. Borrowings will be made for temporary purposes. Interest on amounts borrowed is calculated based on the Federal Funds Rate

The Brinson Funds -- Notes to Financial Statements

plus 0.50%. The Funds pay an annual commitment fee of 0.08% of the average daily unutilized balance of the line of credit. During the six months ended December 31, 1999, the Global Fund and Global Bond Fund had total borrowings of $9,500,000 and $31,000,000 outstanding for two days and six days under the agreement, respectively. The Global Equity Fund had no borrowings under the agreement.

9.  CAPITAL TRANSACTIONS

Capital stock transactions were as follows:

                                                                         Global Fund
                                                ------------------------------------------------------------------
                                                    Six Months Ended                           Year Ended
                                                    December 31, 1999                        June 30, 1999
                                                ---------------------------           ----------------------------
                                                  Shares           Value                Shares           Value
                                                ----------      -----------           ----------      ------------
Sales:
        Brinson Class I......................   13,313,712      $154,829,980          33,634,272      $404,497,836
        Brinson Class N......................        5,699            67,133              31,878           401,372
        UBS Investment Funds Class...........       26,354           307,397             469,115         5,622,287
                                                ----------      ------------          ----------      ------------
                Total Sales..................   13,345,765      $155,204,510          34,135,265      $410,521,495
                                                ==========      ============          ==========      ============
Dividend Reinvestment:
        Brinson Class I......................    1,590,665      $ 17,592,753           3,914,936      $ 45,438,730
        Brinson Class N......................        6,165            68,059              12,826           148,599
        UBS Investment Funds Class...........       78,388           863,834             201,293         2,326,850
                                                ----------      ------------          ----------      ------------
                Total Dividend Reinvestment..    1,675,218      $ 18,524,646           4,129,055      $ 47,914,179
                                                ==========      ============          ==========      ============
Redemptions:
        Brinson Class I......................   25,452,650      $297,617,004          50,809,625      $617,784,220
        Brinson Class N......................       23,828           280,466               4,388            53,226
        UBS Investment Funds Class...........      670,655         7,672,100           1,220,493        14,718,874
                                                ----------      ------------          ----------      ------------
                Total Redemptions............   26,147,133      $305,569,570          52,034,506      $632,556,320
                                                ==========      ============          ==========      ============

                                                                       Global Equity Fund
                                                ------------------------------------------------------------------
                                                    Six Months Ended                           Year Ended
                                                    December 31, 1999                        June 30, 1999
                                                ---------------------------           ----------------------------
                                                 Shares            Value                Shares           Value
                                                ----------      ------------          ----------      ------------
Sales:
        Brinson Class I......................      415,195      $  5,374,301           2,413,314      $ 30,206,170
        Brinson Class N......................           --                --              15,911           200,000
        UBS Investment Funds Class...........      169,249         2,203,217             352,164         4,402,461
                                                ----------      ------------          ----------      ------------
                Total Sales..................      584,444      $  7,577,518           2,781,389      $ 34,808,631
                                                ==========      ============          ==========      ============


Dividend Reinvestment:
        Brinson Class I......................      257,009      $  3,143,195              54,126      $    661,376
        Brinson Class N......................        1,707            20,844                 426             5,130
        UBS Investment Funds Class...........      268,571         3,281,812              66,261           795,940
                                                ----------      ------------          ----------      ------------
                Total Dividend Reinvestment..      527,287      $  6,445,851             120,813      $  1,462,446
                                                ==========      ============          ==========      ============


Redemptions:
        Brinson Class I......................      626,264      $  8,104,601           1,142,595      $ 14,484,716
        Brinson Class N......................           --                --                  --                --
        UBS Investment Funds Class...........      432,319         5,544,183           1,860,700        22,842,212
                                                ----------      ------------          ----------      ------------
                Total Redemptions............    1,058,583      $ 13,648,784           3,003,295      $ 37,326,928
                                                ==========      ============          ==========      ============

52

The Brinson Funds -- Notes To Financial Statements

                                                                                                 Global Bond Fund
                                                                                ---------------------------------------------------
                                                                                   Six Months Ended              Year Ended
                                                                                   December 31, 1999            June 30, 1999
                                                                                ----------------------    -------------------------
                                                                                 Shares        Value        Shares        Value
                                                                                ---------  ------------   ----------   ------------
Sales:
   Brinson Class I............................................................  1,096,853   $10,137,515   11,338,295   $110,539,879
   Brinson Class N............................................................        129         1,195      117,021      1,120,104
   UBS Investment Funds Class.................................................      7,546        69,731      432,357      4,222,107
                                                                                ---------   -----------   ----------   ------------
           Total Sales........................................................  1,104,528   $10,208,441   11,887,673   $115,882,090
                                                                                =========   ===========   ==========   ============
Dividend Reinvestment:
   Brinson Class I............................................................    113,380   $ 1,041,959      484,490   $  4,679,150
   Brinson Class N............................................................         --             1          579          5,581
   UBS Investment Funds Class.................................................      4,178        38,350       19,366        187,579
                                                                                ---------   -----------   ----------   ------------
           Total Dividend Reinvestment........................................    117,558   $ 1,080,310      504,435   $  4,872,310
                                                                                =========   ===========   ==========   ============
Redemptions:
   Brinson Class I............................................................  2,795,101   $25,880,953   11,403,020   $107,591,860
   Brinson Class N............................................................    118,466     1,105,323           90            871
   UBS Investment Funds Class.................................................     94,125       869,117      434,492      4,202,489
                                                                                ---------   -----------   ----------   ------------
           Total Redemptions..................................................  3,007,692   $27,855,393   11,837,602   $111,795,220
                                                                                =========   ===========   ==========   ============

                               Distributed by:
                           Funds Distributor, Inc.
                               60 State Street
                               Boston, MA 02109

This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective Prospectus which includes details regarding the Funds' objectives, policies, expenses and other information.

[Logo Brinson]

The Brinson Funds
-------------------------------------------------------------------------------
Australia * Bahrain * Brazil * China * France * Germany * Japan * Singapore Switzerland * United Kingdom * United States




209 South LaSalle Street * Chicago, Illinois 60604-1295 * Tel: (800) 448-2430

                              -------------------

                               THE BRINSON FUNDS




                      BRINSON GLOBAL (EX-U.S.) EQUITY FUND


                               SEMI-ANNUAL REPORT


                                DECEMBER 31, 1999


                                                                       [GRAPHIC]

                         INSTITUTIONAL ASSET MANAGEMENT
                          ---------------------------

--------------------------------------------------------------------------------
TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

[GRAPHIC]

Trustees

Walter E. Auch

Frank K. Reilly, CFA

Edward M. Roob



Officers

Frank K. Reilly, CFA                  Carolyn M. Burke, CPA
Chairman of the Board                 Secretary and Treasurer

E. Thomas McFarlan                    David E. Floyd, CPA
President                             Assistant Secretary

Thomas J. Digenan, CFA, CPA           Mark F. Kemper
Vice President                        Assistant Secretary

Debra L. Nichols
Vice President

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE FUND'S ADVISOR -- BRINSON PARTNERS, INC.
--------------------------------------------------------------------------------

[GRAPHIC]

--------------------------------------------------------------------------------

Since the founding of our organization nearly twenty years ago, we have focused our collective energy on two goals: creating meaningful value-added investment performance; and providing our clients with individualized client relationships of the highest quality.

Now, in 2000, more than 1,200 employees located in 11 countries around the world continue to deliver investment strategies that meet our clients' needs. With an unrelenting focus on our goals, we have grown into one of the world's premier investment management organizations, and a recognized leader in our industry. In North America, we make our investment capabilities available to institutions and individual investors through the Brinson Family of Funds. The Brinson Funds are no-load, institutionally priced mutual funds that provide investors convenient access to our global investment expertise and capabilities.

Within a framework of integrated capital markets, we select portfolio investments by focusing on long-term investment fundamentals. Investment performance for our clients is maximized within and across asset classes through a comprehensive understanding of global investment markets and their interrelationships. We apply a systematic, disciplined approach to valuing investments and combine the seasoned judgement of our global investment teams to construct optimal portfolios--balancing considerations for both risk and return.



 Brinson Partners, Inc. is a member of the UBS Asset Management, the institutional asset management division of UBS AG.



--------------------------------------------------------------------------------
2

--------------------------------------------------------------------------------
TABLE OF CONTENTS
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

[GRAPHIC]

Shareholder Letter ......................................................    4

Global Economic and Market Highlights ...................................    5

Global (Ex-U.S.) Equity Fund ............................................    6

Schedule of Investments .................................................   10

Financial Statements ....................................................   14

Financial Highlights ....................................................   17

Notes to Financial Statements ...........................................   19


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SHAREHOLDER LETTER
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

[GRAPHIC]

January 27, 2000

Dear Shareholder:

We are pleased to present the semi-annual report for The Brinson Funds for the six-month period ending December 31, 1999. This report will provide a discussion on the current U.S. and International Economic outlook. We will also provide our current portfolio strategies and performance updates for our international mutual fund.

The decade of the 1990s ended with a particularly challenging year. We continued to apply our proven value-based investment process across all of our portfolios, but our investment results varied substantially. In some areas, such as fixed income, our performance was excellent relative to both the market and our peers. In other areas, most notably multi-asset and equity portfolios, results were disappointing.

Throughout 1999, our asset allocation strategies continued to focus on reducing exposure to the risks presented by equity prices that have been driven far above even optimistic estimates of underlying value. While the risk hedge in balanced portfolios had little net effect on performance through most of the year, the surge in equity prices late in the year hampered the returns relative to the benchmarks.

The broad array of our equity portfolios, with the exception of the growth portfolios, significantly lagged their benchmarks in 1999. Some degree of underperformance was unavoidable as the U.S. market was increasingly driven by momentum, which in turn focused more tightly on narrow technology and e-commerce stocks. In such a market, the fundamental price/value discrepancies that are the core of our investment process are effectively ignored in the market. In addition, our stock selection was uncharacteristically weak and a meaningful source of the underperformance of our U.S. and Global Equity portfolios.

In fixed income our U.S. Bond and High Yield portfolios outpaced the market and ranked highly in their respective universes of active managers. However, outside the U.S., our Global Bond portfolio generally underperformed, due almost entirely to strength in both the Japanese bond market and the yen, where we are underweighted.

Our fundamental assessments across markets have been both accurate and perceptive, but momentum rather than the reality of fundamental value has continued to drive equity markets, particularly in the U.S. We have seen this phenomenon historically and it has always proven to be a sign of danger, that ultimately ends badly for the market in general and the momentum players in particular. Over time, these styles ebb and flow but momentum driven approaches have no lasting link to underlying fundamentals and always fail to deliver when viewed over meaningful horizons. It is these concerns which underlie our current asset allocation and equity portfolio strategies.

2000 will be a challenging year, but we are confident that remaining true to our investment disciplines will in the long run accrue to our shareholders' benefit. As always, we welcome your thoughts and comments, and appreciate your continued trust and the confidence you have placed in The Brinson Funds.

Sincerely,

/s/ Gary P. Brinson

Gary P. Brinson
Chairman and Chief Investment Officer
--------------------------------------------------------------------------------
4

--------------------------------------------------------------------------------
GLOBAL ECONOMIC AND MARKET HIGHLIGHTS
--------------------------------------------------------------------------------

[GRAPHIC]

--------------------------------------------------------------------------------

As the negative effects of the Asian crisis gradually wane and domestic demand continues to remain robust, the expansion in Euroland gains speed. In late December 1999, the German government announced cuts in corporate and personal tax rates, and initiated cross-party talks about reforms of the country's burdened pension system. So far, however, neither the ruling coalition parties nor the opposition has managed to communicate its position in the pension debate in a transparent way, as the political system is being absorbed by allegations of funding fraud against the Christian democrats. As in the United States, pan-European inflation has accelerated in the wake of surging energy prices, whereas inflation excluding food and energy has moved sideways. While headline inflation figures will be heavily impacted by energy prices, core inflation is unlikely to accelerate much, given economy-wide over-capacities and disinflationary forces arising from continued deregulation of utility and telecom sectors.

In Japan, real GDP declined in the third quarter of 1999, largely as a result of a phasing out of public spending programs, weak private capital expenditures and stagnating consumer spending. A sustainable recovery will hinge on healthy gains in private demand. Should the trend in economic growth continue to be disappointing, the government may adopt additional stimulative fiscal measures. The Bank of Japan has sterilized, and will probably continue to sterilize, expansionary foreign exchange market operations. Hopes that meaningful quantitative easing steps are around the corner remain premature.

--------------------------------------------------------------------------------------------------------
Global (Ex-U.S.) Equity Environment
--------------------------------------------------------------------------------------------------------

                                           6 months    1 year       3 years       5 years       8/31/93*
Major Markets                               ended      ended         ended         ended           to
Total Return in U.S.Dollar Hedged Terms    12/31/99   12/31/99      12/31/99      12/31/99      12/31/99
--------------------------------------------------------------------------------------------------------
MSCI World Ex USA (Free) Index             19.89%     36.98%        21.89%        18.43%        14.34%
Europe Ex U.K.                             28.38      40.04         37.84         30.50         23.60
U.K.                                        7.16      15.34         18.33         18.38         14.62
Canada                                     27.60      45.99         21.46         21.63         18.20
Japan                                      16.37      54.31         10.18          7.88          5.56
Asia Ex Japan                              20.68      61.12         -1.29          6.05          7.44
--------------------------------------------------------------------------------------------------------

                                          6 months    1 year       3 years       5 years       8/31/93*
Major Currencies                           ended      ended         ended         ended           to
Percent Change Relative to U.S.Dollars    12/31/99   12/31/99      12/31/99      12/31/99      12/31/99
--------------------------------------------------------------------------------------------------------
Yen                                        18.26%      10.20%        4.28%        -0.51%         0.36%
Pound                                       2.25       -3.13        -1.98          0.60          1.27
Euro**                                     -2.80      -14.64        -7.56         -4.28         -2.32
Canadian Dollar                             1.98        5.84        -1.89         -0.68         -1.47
--------------------------------------------------------------------------------------------------------

*Performance inception date of the Brinson Global (Ex-U.S.) Equity Fund Class I **Deutschemark prior to 1/1/99
All total returns in excess of 1 year are average annualized total returns

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
GLOBAL (EX-U.S.) EQUITY FUND
--------------------------------------------------------------------------------

[GRAPHIC]

--------------------------------------------------------------------------------

The Brinson Global (Ex-U.S.) Equity Fund Class I has provided an annualized return of 10.01% since its inception on August 31, 1993. Over the same period, its benchmark, the MSCI World Ex USA (Free) Index, has produced a return of 11.28%. The Fund's performance was achieved with a volatility or risk of 12.64%, considerably below the 14.26% volatility of the benchmark. For the full year period, the Fund increased 19.16%, lagging the index's unhedged return of 27.77%. Most regions experienced strong performance in dollar-hedged terms, led by Asia (Ex-Japan), Japan and Europe (Ex-U.K.). The Fund benefited from our mid-year decision to increase Japan to neutral and then to an overweight, as well as from European market allocation. However, returns were hurt by the overweight to Australia and underweight to Asia (Ex-Japan). Currency management reduced returns, due to the underweight of the yen and overweight of the Euro, but holding an overweight position in the strong-performing Australian dollar helped the Fund's performance.

Earlier in the year, traditional value stocks, encompassing such sectors as transportation, materials, basic industry and other economically sensitive areas, regained favor in Europe. At that time, our overweight in these sectors gave a lift to relative performance. By mid-year, however, investor sentiment changed sharply, as investors began to shun value stocks in order to flock to large capitalization, growth and momentum industries and stocks. Following in the footsteps of the U.S. market, investors in Japan, Southeast Asia, Australia, Europe and the U.K. rushed to stocks engaged in information technology, telecommunications and Internet-related businesses. By year-end, stocks with a growth tilt had significantly overtaken value on a global basis. In our view, many of these stocks have risen to levels that far exceed underlying value. Consequently, stock selection in our U.K. and European portfolios, which are underweight these securities, was hurt. These portfolios are positioned in industries and stocks that command more reasonable valuations and, in our view, offer greater upside potential.

The Pacific (Ex-Japan) region has begun to rebound from last year's currency and banking crises. Japan has exhibited tentative signs of an economic revival, fueled by government spending packages and extremely low interest rates. Consolidation in the banking and financial sectors is easing fears of a financial meltdown, while encouraging signs of restructuring in other businesses have begun to surface. Our Japanese stock holdings are geared toward companies that are actively restructuring.

--------------------------------------------------------------------------------
6

--------------------------------------------------------------------------------
GLOBAL (EX-U.S.) EQUITY FUND
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
[GRAPHIC]
--------------------------------------------------------------------------------
Total Return
--------------------------------------------------------------------------------

                                             6 months    1 year     3 years      5 years     8/31/93*
                                               ended     ended       ended        ended         to
                                             12/31/99   12/31/99    12/31/99    12/31/99     12/31/99
-----------------------------------------------------------------------------------------------------
Brinson Global (Ex-U.S.) Equity Fund Class I  16.29%      19.16%      12.96%      13.42%      10.01%
-----------------------------------------------------------------------------------------------------
MSCI World Ex USA (Free) Index                22.45       27.77       15.67       13.12       11.28
-----------------------------------------------------------------------------------------------------

* Performance inception date of the Brinson Global (Ex-U.S.) Equity Fund
Class I
Performance is net of withholding taxes on dividends.
Total return includes reinvestment of all capital gain and income distributions.
All total returns in excess of 1 year are average annualized returns

--------------------------------------------------------------------------------
Illustration of an Assumed Investment of $1,000,000
--------------------------------------------------------------------------------

This chart shows the growth in the value of an investment in the Brinson Global (Ex-U.S.) Equity Fund Class I and the MSCI World Ex USA (Free) Index if you had invested $1,000,000 on August 31, 1993, and had reinvested all your income dividends and capital gain distributions through December 31, 1999. No adjustment has been made for any income taxes payable by shareholders on income dividends and capital gain distributions. Past performance is no guarantee of future results. Share price and return will vary with market conditions; investors may realize a gain or loss upon redemption.

Brinson Global (Ex-U.S.) Equity Fund Class I vs. MSCI World Ex USA (Free) Index
Wealth Value with Dividends Reinvested


                                    [GRAPH]

                             [PLOT POINTS TO COME]


8/31/93 = $1,000,000                                       Data through 12/31/99

Fund returns are net of all fees and costs, while the Index returns are based solely on market returns without deduction for fees or transaction costs for rebalancing.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
GLOBAL (EX-U.S.) EQUITY FUND
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

[GRAPHIC]

--------------------------------------------------------------------------------
Total Return
--------------------------------------------------------------------------------

                                              6 months     1 year      6/30/97*
                                                ended       ended         to
                                              12/31/99    12/31/99     12/31/99
--------------------------------------------------------------------------------
Brinson Global (Ex-U.S.) Equity Fund Class N    16.11%     18.90%        9.44%
--------------------------------------------------------------------------------
MSCI World Ex USA (Free) Index                  22.45      27.77        14.13
--------------------------------------------------------------------------------

 * Inception date of the Brinson Global (Ex-U.S.) Equity Fund Class N Performance is net of withholding taxes on dividends.
Total return includes reinvestment of all capital gain and income distributions. All total returns in excess of 1 year are average annualized returns.

--------------------------------------------------------------------------------
Illustration of an Assumed Investment of $1,000,000
--------------------------------------------------------------------------------

This chart shows the growth in the value of an investment in the Brinson Global (Ex-U.S.) Equity Fund Class N and the MSCI World Ex USA (Free) Index if you had invested $1,000,000 on June 30, 1997, and had reinvested all your income dividends and capital gain distributions through December 31, 1999. No adjustment has been made for any income taxes payable by shareholders on income dividends and capital gain distributions. Past performance is no guarantee of future results. Share price and return will vary with market conditions; investors may realize a gain or loss upon redemption.

Brinson Global (Ex-U.S.) Equity Fund Class N vs. MSCI World Ex USA (Free) Index
Wealth Value with Dividends Reinvested

                                    [GRAPH]

                             [PLOT POINTS TO COME]


6/30/97 = $1,000,000                                      Data through 12/31/99

Fund returns are net of all fees and costs, while the Index returns are based solely on market returns without deduction for fees or transaction costs for rebalancing.

--------------------------------------------------------------------------------
8

--------------------------------------------------------------------------------
GLOBAL (EX-U.S.) EQUITY FUND
--------------------------------------------------------------------------------

[GRAPHIC]

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Industry Diversification
--------------------------------------------------------------------------------

As a Percent of Net Assets
As of December 31, 1999 (Unaudited)
--------------------------------------------------------------------------------
GLOBAL (EX-U.S.) EQUITIES
Aerospace & Military ............................................         0.70%
Airlines ........................................................         0.65
Appliances & Households .........................................         3.81
Autos/Durables ..................................................         2.89
Banking .........................................................        11.30
Beverages & Tobacco .............................................         2.24
Broadcasting & Publishing .......................................         3.55
Building Materials ..............................................         0.72
Business & Public Service .......................................         5.05
Chemicals .......................................................         2.84
Construction ....................................................         0.36
Data Processing .................................................         2.96
Electric Components .............................................         4.12
Electronics .....................................................         7.16
Energy ..........................................................         3.94
Financial Services ..............................................         4.10
Food & House Products ...........................................         2.95
Forest Products .................................................         1.13
Health & Personal Care ..........................................         5.95
Industrial Components ...........................................         1.64
Insurance .......................................................         5.19
Leisure & Tourism ...............................................         0.24
Machinery & Engineering .........................................         0.22
Merchandising ...................................................         3.10
Metals--Steel ...................................................         0.42
Multi-Industry ..................................................         1.05
Non-Ferrous Metals ..............................................         1.24
Real Estate .....................................................         0.91
Recreation ......................................................         0.82
Telecommunications ..............................................        13.61
Transportation ..................................................         1.51
Utilities .......................................................         3.85
Wholesale & International Trade .................................         0.22
                                                                        ------
Total Global (Ex-U.S.) Equities .................................       100.44
CONVERTIBLE BONDS ...............................................         0.03
SHORT-TERM INVESTMENTS ..........................................         0.52
                                                                        ------
TOTAL INVESTMENTS ...............................................       100.99
LIABILITIES, LESS CASH AND OTHER ASSETS .........................        (0.99)
                                                                        ------
NET ASSETS ......................................................       100.00%
                                                                        ======

--------------------------------------------------------------------------------
                         Market and Currency Strategy
--------------------------------------------------------------------------------

As of December 31, 1999 (Unaudited)

                                    Fund                   Benchmark
                            ---------------------    ---------------------
                              Market     Currency     Market      Currency
                             Strategy    Strategy    Strategy     Strategy
----------------------------------------------------------------------------
Australia                      4.19%       8.19%       2.35%        2.35
Austria                        0.11        0.00        0.21         0.00
Belgium                        1.12        0.00        0.86         0.00
Canada                         2.57        4.17        4.17         4.17
Denmark                        0.46        0.75        0.75         0.75
Euro                           0.00       44.52        0.00        36.29
Finland                        3.35        0.00        2.85         0.00
France                         9.89        0.00        9.83         0.00
Germany                        9.27        0.00       10.04         0.00
Hong Kong                      0.54        0.00        2.24         2.24
Ireland                        0.00        0.00        0.40         0.00
Italy                          3.13        0.00        4.05         0.00
Japan                         31.29       18.29       26.29        26.29
Netherlands                    4.61        0.00        5.02         0.00
New Zealand                    0.31        0.31        0.15         0.15
Norway                         0.00        0.36        0.36         0.36
Portugal                       0.68        0.00        0.44         0.00
Singapore                      0.92        1.02        1.02         1.02
Spain                          3.09        0.00        2.59         0.00
Sweden                         3.28        6.58        2.57         2.57
Switzerland                    3.94        5.45        5.45         5.45
U.K.                          17.25       10.36       18.36        18.36
----------------------------------------------------------------------------
                             100.00%     100.00%     100.00%      100.00%


--------------------------------------------------------------------------------
                   Top Ten Global (Ex-U.S.) Equity Holdings
--------------------------------------------------------------------------------

As of December 31, 1999 (Unaudited)
                                                         Percent of
                                                         Net Assets
---------------------------------------------------------------------
 1. Sony Corp.                                              2.16%
 2. Fujitsu                                                 2.09
 3. Nippon Telegraph & Telephone Corp.                      1.95
 4. Siemens AG                                              1.66
 5. France Telecom S.A.                                     1.50
 6. Nokia Oyj                                               1.48
 7. Ericsson, B Shares                                      1.42
 8. ING Groep NV                                            1.38
 9. Fanuc                                                   1.36
10. British Telecommunications PLC                          1.26
---------------------------------------------------------------------


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
GLOBAL (EX-U.S.) EQUITY FUND -- SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------


December 31, 1999 (Unaudited)
--------------------------------------------------------------------------------
                                                          Shares        Value
                                                         --------      -------
Global (Ex-U.S.) Equities -- 100.44%
Australia -- 4.16%
Amcor Ltd. .....................................           89,740    $   418,950
Amp Ltd. .......................................          100,900      1,111,265
Boral Ltd. .....................................          285,000        440,149
Brambles Industries Ltd. .......................           26,140        720,555
Broken Hill Proprietary Co., Ltd. ..............          145,720      1,907,275
CSR Ltd. .......................................          252,190        610,622
Lend Lease Corp., Ltd. .........................           84,196      1,175,786
National Australia Bank Ltd. ...................          161,648      2,464,727
News Corp., Ltd. ...............................          261,488      2,530,827
News Corp., Ltd., Preferred ....................           96,879        827,337
Qantas Airways Ltd. ............................          124,238        308,945
QBE Insurance Group Ltd. .......................          174,980        812,998
Rio Tinto Ltd. .................................           67,260      1,440,211
Santos Ltd. ....................................          208,461        566,129
Telstra Corp., Ltd. ............................          631,110      3,419,621
Westpac Banking Corp., Ltd. ....................          303,941      2,089,828
WMC Ltd. .......................................           85,970        472,573
Woolworth's Ltd. ...............................          218,560        749,453
                                                                    ------------
                                                                      22,067,251
                                                                    ------------
Austria -- 0.11%
Austria Tabakwerke AG ..........................           11,600        558,134
                                                                    ------------

Belgium -- 1.15%
Electrabel S.A. ................................            5,310      1,729,885
Fortis (B) .....................................          114,367      4,106,440
KBC Bancassurance Holding ......................            4,410        236,500
                                                                    ------------
                                                                       6,072,825
                                                                    ------------
Canada -- 1.92%
Agrium, Inc. ...................................           71,280        550,083
Alcan Aluminum Ltd. ............................           24,040        983,929
Bank of Montreal ...............................           14,710        499,692
Canadian National Railway Co. ..................           32,880        865,442
Canadian Pacific Ltd. ..........................           44,214        945,941
Corus Entertainment Inc. .......................            8,326        169,239
Hudson's Bay Co. ...............................           64,320        762,285
Imasco Ltd. ....................................           23,900        657,896
Imperial Oil Ltd. ..............................           21,460        458,389
Magna International, Inc., Class A .............           14,060        595,804
Newbridge Networks Corp. (b) ...................           31,510        706,712
NOVA Chemicals Corp. ...........................           27,121        527,919
Potash Corporation of Saskatchewan, Inc. .......            8,860        421,236
Royal Bank of Canada ...........................           23,420      1,024,716
Shaw Communications, Inc., Class B .............           19,980        655,996
TransCanada Pipelines Ltd. .....................           18,876        162,578
Westcoast Energy, Inc. .........................           13,220        210,875
                                                                    ------------
                                                                      10,198,732
                                                                    ------------
Denmark -- 0.48%
Tele Danmark A/S ...............................           34,710      2,566,644
                                                                    ------------

Finland -- 3.16%
Merita Ltd., Class A ...........................          350,334      2,054,364
Nokia Oyj ......................................           43,489      7,846,774
Sampo Insurance Co., Ltd., Series A ............           94,154      3,274,971
UPM-Kymmene Corp. ..............................           89,016      3,569,170
                                                                    ------------
                                                                      16,745,279
                                                                    ------------
France -- 9.72%
Air France (b) ...................................         89,252      1,699,851
Air Liquide ......................................         23,423      3,902,229
Alcatel ..........................................         10,160      2,322,030
Axa ..............................................         13,200      1,831,257
Banque Nationale de Paris ........................         69,648      6,395,041
Carrefour S.A. ...................................         13,001      2,386,186
Cie de Saint Gobain ..............................         14,848      2,778,763
CSF Thomson ......................................         89,814      2,952,056
France Telecom S.A. ..............................         60,419      7,952,020
Groupe Danone ....................................         10,572      2,479,775
Michelin, Class B ................................         26,793      1,047,430
Rhone-Poulenc, Class A ...........................         55,005      3,181,392
Schneider S.A. ...................................         26,479      2,068,983
Societe Generale .................................         16,407      3,799,097
Total Fina S.A., Class B .........................         33,219      4,412,062
Vivendi ..........................................         25,445      2,286,609
                                                                    ------------
                                                                      51,494,781
                                                                    ------------
Germany -- 9.09%
Allianz AG .......................................         12,638      4,224,870
Bayer AG .........................................        127,756      6,044,530
Bayerische Motoren Werke AG ......................         60,350      1,842,060
Continental AG ...................................         84,370      1,687,214
DaimlerChrysler AG ...............................         43,183      3,372,015
Deutsche Bank AG .................................         47,611      4,011,292
Deutsche Telekom AG ..............................         60,380      4,227,647
Dresdner Bank AG .................................         46,450      2,509,653
Mannesmann AG ....................................         22,330      5,380,993
SAP AG ...........................................          3,680      1,800,142
Siemens AG .......................................         68,910      8,772,536
Veba AG ..........................................         86,078      4,184,785
Volkswagen AG ....................................          1,800        101,041
                                                                    ------------
                                                                      48,158,778
                                                                    ------------
Hong Kong -- 0.20%
Henderson Land Development Co., Ltd. .............        165,000      1,059,175
                                                                    ------------
Italy -- 3.00%
Assicurazioni Generali ...........................         72,446      2,381,922
Beni Stabili Spa .................................        222,610         78,100
ENI Spa ..........................................        589,000      3,223,645
ENI Spa ADR ......................................         10,650        587,081
La Rinascente Spa ................................        198,140      1,265,176
San Paolo-imi, Spa ...............................        194,610      2,631,578
Telecom Italia Mobile Spa ........................        312,000      3,468,369
Telecom Italia Spa ...............................        161,000      2,259,400
                                                                    ------------
                                                                      15,895,271
                                                                    ------------
Japan -- 32.62%
Acom Co., Ltd. ...................................         27,200      2,660,075
Asahi Bank Ltd. ..................................        231,000      1,421,816
Bank of Tokyo-Mitsubushi Ltd. ....................        238,000      3,311,143
Benesse Corporation ..............................          8,700      2,090,958
Bridgestone Corp. ................................         74,000      1,626,691
Canon, Inc. ......................................        117,000      4,640,907
Dai Nippon Printing Co., Ltd. ....................         81,000      1,289,922
Dai-Ichi Kangyo Bank Ltd. ........................        141,000      1,315,568
Daiichi Pharmaceutical Co., Ltd. .................         70,000        908,896
Daikin Industries Ltd. ...........................         86,000      1,167,896
Denso Corp. ......................................         64,000      1,525,671

--------------------------------------------------------------------------------
10

--------------------------------------------------------------------------------
GLOBAL (EX-U.S.) EQUITY FUND -- SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------


December 31, 1999 (Unaudited)
--------------------------------------------------------------------------------
                                                          Shares       Value
                                                         --------     -------
Japan -- continued
East Japan Railway Co. ...........................            413   $  2,223,272
Fanuc ............................................         56,700      7,206,946
Fuji Bank Ltd. ...................................        109,000      1,057,467
Fujitsu ..........................................        243,000     11,063,260
Honda Motor Co. ..................................        102,000      3,786,820
Hoya Corp. .......................................         32,000      2,516,731
Ito Yokado Co., Ltd. .............................         25,000      2,711,152
Kamigumi Co. Ltd. ................................        213,000        894,827
Kaneka Corp. .....................................         21,000        268,155
Kao Corp. ........................................         88,000      2,506,180
Kirin Brewery Co., Ltd. ..........................        157,000      1,648,918
Kokuyo ...........................................         44,000        584,632
Kuraray Co., Ltd. ................................        168,000      1,698,793
Matsushita Electric Industrial Co. ...............        165,000      4,562,063
Mitsubishi Corp. .................................        150,000      1,156,270
Mitsubishi Estate Co., Ltd. ......................        262,000      2,552,040
Murata Manufacturing Co., Inc. ...................         13,000      3,048,215
NEC Corp. ........................................        204,000      4,853,109
NGK Insulators ...................................        150,000      1,112,305
Nintendo Corp., Ltd. .............................         26,300      4,362,992
Nippon Steel Co. .................................        963,000      2,248,615
Nippon Telegraph & Telephone Corp. ...............            603     10,309,706
Nissin Food Products Co. .........................         46,300      1,087,895
Nomura Securities Co., Ltd. ......................        242,000      4,362,171
NTT Mobile Communications ........................            121      4,645,889
Obayashi Corp. ...................................        230,000      1,085,340
Orix Corporation .................................         26,500      5,959,943
Osaka Gas Co. ....................................        632,000      1,518,949
Rohm Co. .........................................          6,000      2,462,019
Sankyo Co., Ltd. .................................        104,000      2,133,750
Santen Pharmaceutical Co., Ltd. ..................         54,000        888,965
Secom Co., Ltd. ..................................         51,000      5,605,491
Sekisui House Ltd. ...............................         96,000        848,811
Seven-Eleven Japan Co., Ltd. .....................         19,000      3,007,181
Softbank Corp. ...................................          3,900      3,726,442
Sony Corp. .......................................         38,700     11,456,304
Sumitomo Bank ....................................        165,000      2,255,239
Sumitomo Chemical Co. ............................        351,000      1,646,036
Sumitomo Electric Industries .....................         96,000      1,107,674
Taiheiyo Cement Corp. ............................            600          1,143
Takeda Chemical Industries .......................         86,000      4,243,076
Takefuji Corp. ...................................         11,300      1,412,017
TDK Corp. ........................................         30,000      4,135,607
Tokio Marine & Fire Insurance Co. ................        128,000      1,494,407
Tokyo Electric Power .............................         57,200      1,531,220
Tokyo Electron Ltd. ..............................         18,000      2,462,019
Toyota Motor Corp. ...............................        128,000      6,190,220
Yamato Transport Co., Ltd. .......................         85,000      3,288,555
                                                                   -------------
                                                                     172,888,374
                                                                   -------------
Netherlands -- 4.89%
ABN AMRO Holdings NV .............................        100,579      2,500,335
Elsevier NV ......................................        263,090      3,127,723
ING Groep NV .....................................        121,722      7,313,496
Koninklijke KPN NV ...............................         61,722      5,995,190
Royal Dutch Petroleum Co. ........................         51,220      3,124,204
TNT Post Group NV ................................         66,040      1,883,339
Unilever NV ......................................         35,903      1,973,637
                                                                    ------------
                                                                      25,917,924
                                                                    ------------
New Zealand -- 0.36%
Auckland International Airport Ltd. ................      150,310        227,321
Carter Holt Harvey Ltd. ............................      239,240        311,908
Fletcher Challenge Paper ...........................      343,600        240,111
Lion Nathan Ltd. ...................................      175,270        406,744
Telecom Corp. of New Zealand Ltd. ..................      156,290        733,545
                                                                    ------------
                                                                       1,919,629
                                                                    ------------
Norway -- 0.27%
Norske Skogindustrier ASA ..........................       27,490      1,429,704
                                                                    ------------
Portugal -- 0.67%
EDP Electricidade de Portugal S.A ..................       96,837      1,682,206
Portugal Telecom ...................................      170,300      1,859,010
                                                                    ------------
                                                                       3,541,216
                                                                    ------------
Singapore -- 0.93%
Singapore Press Holdings Ltd. ......................      129,975      2,816,385
United Overseas Bank Ltd. (Frgn.) ..................      236,360      2,085,529
                                                                    ------------
                                                                       4,901,914
                                                                    ------------
Spain -- 3.17%
Banco Popular Espanol S.A ..........................       51,692      3,355,075
Banco Santander Central Hispano, S.A. ..............      275,710      3,106,405
Endesa S.A. ........................................       88,995      1,758,294
Tabacalera S.A. ....................................      273,008      3,886,001
Telefonica S.A. (b) ................................      188,477      4,685,428
                                                                    ------------
                                                                      16,791,203
                                                                    ------------
Sweden -- 3.26%
Electrolux AB, B Shares ............................      166,670      4,175,041
Ericsson, B Shares .................................      117,490      7,522,771
Investor AB, B Shares ..............................      158,130      2,221,187
Nordbanken Holding AB ..............................      207,940      1,217,020
Swedish Match AB ...................................      617,820      2,147,870
                                                                    ------------
                                                                      17,283,889
                                                                    ------------
Switzerland -- 3.90%
Adecco S.A. ........................................        2,957      2,290,673
Nestle S.A. (Reg.) .................................        2,345      4,273,358
Novartis AG (Reg.) .................................        3,624      5,293,254
Roche Holding AG (Gen.) ............................          460      5,431,374
Swisscom AG (Reg.) .................................        8,386      3,373,889
                                                                    ------------
                                                                      20,662,548
                                                                    ------------
United Kingdom -- 17.38%
Allied Zurich PLC ..................................      173,348      2,038,123
AstraZeneca Group PLC ..............................       55,422      2,293,842
Barclays PLC .......................................       87,244      2,505,702
BP Amoco PLC .......................................      635,108      6,371,962
British Aerospace PLC ..............................      111,502        736,805
British Airways PLC ................................      224,518      1,461,904
British Telecommunications PLC .....................      273,287      6,664,140
Charter PLC ........................................      406,151      1,734,681
Diageo PLC .........................................      400,290      3,212,849
FKI PLC ............................................      989,328      3,826,817
Glaxo Wellcome PLC .................................      179,998      5,076,822
Greenalls Group PLC ................................      261,946      1,245,432
House of Fraser PLC ................................      496,141        607,722
HSBC Holdings PLC ..................................      170,000      2,364,536
Lloyds TSB Group PLC ...............................      453,067      5,655,488
Marconi PLC ........................................      260,038      4,591,297
Marks & Spencer PLC ................................      431,185      2,048,348

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
GLOBAL (EX-U.S.) EQUITY FUND -- SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------


December 31, 1999 (Unaudited)

--------------------------------------------------------------------------------

                                                          Shares        Value
                                                         --------   ------------
United Kingdom -- continued
National Power PLC .................................      464,673  $  2,684,867
Nycomed Amersham PLC ...............................      329,161     2,045,121
Peninsular & Oriental Steam Navigation Co. .........       98,277     1,636,208
Powergen PLC .......................................      270,798     1,942,190
Prudential Corp. PLC ...............................      224,436     4,413,047
Reckitt & Colman PLC ...............................      146,450     1,370,181
Reed International PLC .............................      379,419     2,834,360
Rio Tinto Ltd. .....................................      152,015     3,662,805
RJB Mining PLC .....................................      398,768       205,663
Royal & Sun Alliance Insurance Group PLC ...........      238,659     1,813,618
Scottish & Southern Energy PLC .....................      376,917     3,002,469
Tesco PLC ..........................................      947,770     2,875,571
Thames Water PLC ...................................      128,560     1,599,592
Trinity Mirror PLC .................................      212,105     2,259,636
Unilever PLC .......................................      265,759     1,951,024
United News & Media PLC ............................      281,079     3,574,305
Yorkshire Water PLC ................................      316,361     1,784,585
                                                                   ------------
                                                                     92,091,712
                                                                   ------------
Total Global (Ex-U.S.) Equities
  (Cost $381,218,232) ..............................                532,244,983
                                                                   ------------
                                                          Face
                                                         Amount
                                                        --------
Convertible Bonds -- 0.03%
Australia -- 0.03%
Burns, Philp Treasury,
  7.50%, due 08/14/03 ...........................AUD    1,228,664       160,808
Burns, Philp & Co., Ltd., Warrants (b) .............    1,228,664            --
                                                                   ------------
Total Convertible Bonds (Cost $147,071) ............                    160,808
                                                                   ------------

                                                          Shares       Value
                                                        ---------- ------------
Short-Term Investments -- 0.52%
Investment Companies -- 0.52%
Brinson Supplementary Trust U.S. Cash
  Management Prime Fund
  (Cost $2,771,329) ................................    2,771,329  $  2,771,329
                                                                   ------------
Total Investments
  (Cost $384,136,632) -- 100.99% (a) ...............                535,177,120

Liabilities, less cash and
  other assets -- (0.99%) ..........................                 (5,250,763)
                                                                   ------------
Net Assets-- 100% ..................................               $529,926,357
                                                                   ============

See accompanying notes to schedule of investments.


--------------------------------------------------------------------------------
12

--------------------------------------------------------------------------------
GLOBAL (EX-U.S.) EQUITY FUND -- SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

December 31, 1999 (Unaudited)

--------------------------------------------------------------------------------

NOTES TO SCHEDULE OF INVESTMENTS

(a) Aggregate cost for federal income tax purposes was $384,136,632; and net unrealized appreciation consisted of:

      Gross unrealized appreciation ..........................................................................   $ 168,110,291
      Gross unrealized depreciation ..........................................................................     (17,069,803)
                                                                                                                 -------------
          Net unrealized appreciation ........................................................................   $ 151,040,488
                                                                                                                 =============

(b) Non-income producing security

FORWARD FOREIGN CURRENCY CONTRACTS

The Global (Ex-U.S.) Equity Fund had the following open forward foreign currency contracts as of December 31, 1999:

                                                                  Settlement         Local          Current        Unrealized
                                                                     Date           Currency         Value         Gain/(Loss)
                                                                  -----------     ------------     -----------     -----------
Forward Foreign Currency Buy Contracts
Australian Dollar ..........................................       02/17/00         31,200,000     $20,430,748     $   139,239
British Pound ..............................................       02/17/00         11,000,000      17,729,353        (360,513)
Canadian Dollar ............................................       02/17/00         11,400,000       7,863,696         140,584
European Union .............................................       02/17/00         66,800,000      67,201,867      (3,525,088)
Japanese Yen ...............................................       02/17/00        670,000,000       6,596,631         204,600
Swedish Krona ..............................................       02/17/00        142,600,000      16,748,255        (741,167)
Swiss Franc ................................................       02/17/00         12,100,000       7,601,648        (513,130)

Forward Foreign Currency Sale Contracts
British Pound ..............................................       02/17/00         32,900,000      53,026,884           7,564
European Union .............................................       02/17/00         21,100,000      21,226,937       1,321,718
Japanese Yen ...............................................       02/17/00      6,640,000,000      65,375,565      (4,361,020)
Swedish Krona ..............................................       02/17/00         22,600,000       2,654,352          97,718
                                                                                                                   -----------
     Total .................................................                                                       $(7,589,495)
                                                                                                                   ===========

FUTURES CONTRACTS

The Global (Ex-U.S.) Equity Fund had the following open futures contracts as of December 31, 1999:

                                                        Expiration                              Current          Unrealized
                                                           Date                 Cost             Value              Gain
                                                        ------------         -----------       ----------        ----------
Index Futures Buy Contracts
CAC 40 10 Euro Index, 53 Contracts.................      March 2000          $3,077,992        $3,192,720         $ 114,728
FTSE 100 Index, 27 Contracts.......................      March 2000           1,849,400         1,883,790            34,390
                                                                                                                  ---------
                                                                                                                  $ 149,118
                                                                                                                  =========

The aggregate market value of investments pledged to cover margin requirements for the open futures positions at December 31, 1999 was $160,808.

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
GLOBAL (EX-U.S.) EQUITY FUND -- FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31,1999 (Unaudited)

ASSETS:
 Investments, at value:
   Unaffiliated issuers (Cost $381,365,303) ............................................................      $532,405,791
   Affiliated issuers (Cost $2,771,329) ................................................................         2,771,329
 Foreign currency, at value (Cost $1,738,121) ..........................................................         1,737,556
 Receivables:
   Investment securities sold ..........................................................................        12,859,880
   Dividends ...........................................................................................           508,371
   Interest ............................................................................................            61,567
 Variation margin ......................................................................................           325,534
                                                                                                              ------------
       TOTAL ASSETS ....................................................................................       550,670,028
                                                                                                              ------------
LIABILITIES:
 Payables:
   Due to custodian bank ...............................................................................        12,540,000
   Investment advisory fees ............................................................................           347,426
   Accrued expenses ....................................................................................           266,750
 Net unrealized depreciation on forward foreign currency contracts .....................................         7,589,495
                                                                                                              ------------
       TOTAL LIABILITIES ...............................................................................        20,743,671
                                                                                                              ------------
NET ASSETS .............................................................................................      $529,926,357
                                                                                                              ============
NET ASSETS CONSIST OF:
 Paid in capital .......................................................................................      $378,247,079
 Accumulated undistributed net investment income .......................................................           801,068
 Accumulated net realized gain .........................................................................         7,267,983
 Net unrealized appreciation ...........................................................................       143,610,227
                                                                                                              ------------
       NET ASSETS ......................................................................................      $529,926,357
                                                                                                              ============

OFFERING PRICE PER SHARE:
 Brinson Class I:
   Net asset value, offering price and redemption price per share (Based on net assets of
     $522,620,905 and 37,007,803 shares issued and outstanding) ........................................      $      14.12
                                                                                                              ============
 Brinson Class N:
   Net asset value, offering price and redemption price per share (Based on net assets of
     $1,258 and 89 shares issued and outstanding) ......................................................      $      14.13
                                                                                                              ============
 UBS Investment Funds Class:
   Net asset value, offering price and redemption price per share (Based on net assets of
     $7,304,194 and 523,037 shares issued and outstanding) .............................................      $      13.96
                                                                                                              ============

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------
14

--------------------------------------------------------------------------------
GLOBAL (EX-U.S.) EQUITY FUND -- FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED DECEMBER 31, 1999 (Unaudited)

INVESTMENT INCOME:
  Dividends (net of $232,250 for foreign taxes withheld) .................................................             $  2,962,580
  Interest (including securities lending income of $42,550) ..............................................                  325,478
                                                                                                                        -----------
       TOTAL INCOME ......................................................................................                3,288,058
                                                                                                                        -----------

EXPENSES:
  Advisory ...............................................................................................                1,997,182
  Administrative .........................................................................................                  187,236
  Custodian ..............................................................................................                  137,485
  Distribution ...........................................................................................                   28,818
  Other ..................................................................................................                  140,059
                                                                                                                        -----------
       TOTAL EXPENSES ....................................................................................                2,490,780
       Earnings credits ..................................................................................                   (3,421)
                                                                                                                        -----------
       NET EXPENSES ......................................................................................                2,487,359
                                                                                                                        -----------
       NET INVESTMENT INCOME .............................................................................                  800,699
                                                                                                                        -----------

NET REALIZED AND UNREALIZED GAIN (LOSS):
  Net realized gain (loss) on:
  Investments ............................................................................................               13,306,773
  Futures contracts ......................................................................................                  117,870
  Foreign currency transactions ..........................................................................               (1,622,233)
                                                                                                                        -----------
       Net realized gain .................................................................................               11,802,410
                                                                                                                        -----------

  Change in net unrealized appreciation or depreciation on:
  Investments and foreign currency .......................................................................               73,363,341
  Forward contracts ......................................................................................               (7,108,205)
  Futures contracts ......................................................................................                  149,118
  Translation of other assets and liabilities denominated in foreign currency ............................                   44,141
                                                                                                                        -----------
       Change in net unrealized appreciation or depreciation .............................................               66,448,395
                                                                                                                        -----------
  Net realized and unrealized gain .......................................................................               78,250,805
                                                                                                                        -----------
  Net increase in net assets resulting from operations ...................................................             $ 79,051,504
                                                                                                                       ============

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
GLOBAL (EX-U.S.) EQUITY FUND -- FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS


                                                                                                 Six Months Ended         Year
                                                                                                 December 31, 1999        Ended
                                                                                                   (Unaudited)         June 30, 1999
                                                                                                ------------------    --------------
OPERATIONS:
   Net investment income ...................................................................      $     800,699       $   6,208,221
   Net realized gain (loss) ................................................................         11,802,410          (1,916,922)
   Change in net unrealized appreciation or depreciation ...................................         66,448,395          19,559,006
                                                                                                  -------------       -------------
   Net increase in net assets  resulting from  operations ..................................         79,051,504          23,850,305
                                                                                                  -------------       -------------

DISTRIBUTIONS TO SHAREHOLDERS:
   Distributions from net investment income:
      Brinson Class I ......................................................................         (2,727,974)         (4,564,403)
      Brinson Class N ......................................................................                 --                (121)
      UBS Investment Funds Class ...........................................................             (9,831)            (23,356)
   Distributions from net realized gain:
      Brinson Class I ......................................................................         (5,283,152)         (4,498,729)
      Brinson Class N ......................................................................                (13)               (126)
      UBS Investment Funds Class ...........................................................            (74,353)            (52,439)
                                                                                                  -------------       -------------
   Total distributions to shareholders .....................................................         (8,095,323)         (9,139,174)
                                                                                                  -------------       -------------

CAPITAL SHARE TRANSACTIONS:
   Shares sold .............................................................................        366,304,838         842,598,303
   Shares issued in connection with acquisition of UBS International Equity Fund ...........                 --          21,515,034
   Shares issued on reinvestment of distributions ..........................................          7,789,808           8,583,385
   Shares redeemed .........................................................................       (412,201,341)       (834,980,130)
                                                                                                  -------------       -------------
   Net increase (decrease) in net assets resulting from capital share transactions .........        (38,106,695)         37,716,592
                                                                                                  -------------       -------------
   TOTAL INCREASE IN NET ASSETS ............................................................         32,849,486          52,427,723
                                                                                                  -------------       -------------

NET ASSETS:
   Beginning of period .....................................................................        497,076,871         444,649,148
                                                                                                  -------------       -------------
   End of period (including accumulated undistributed net investment income of
      $801,068 and $2,738,174, respectively) ...............................................      $ 529,926,357       $ 497,076,871
                                                                                                  =============       =============


                See accompanying notes to financial statements.


--------------------------------------------------------------------------------
16

--------------------------------------------------------------------------------
GLOBAL (EX-U.S.) EQUITY FUND -- FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

                                           Six Months Ended                               Year Ended June 30,
                                           December 31, 1999 --------------------------------------------------------------------
Brinson Class I                              (Unaudited)          1999          1998          1997          1996         1995
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period .......    $  12.34        $  12.15      $  12.59      $  11.17      $   9.68      $   9.69
                                                --------        --------      --------      --------      --------      --------
  Income (loss) from investment operations:
     Net investment income .................        0.04*           0.16          0.18          0.18          0.18          0.15
     Net realized and unrealized gain
      (loss) ...............................        1.95            0.27          0.30          1.97          2.05         (0.16)
                                                --------        --------      --------      --------      --------      --------
        Total income (loss) from investment
           operations ......................        1.99            0.43          0.48          2.15          2.23         (0.01)
                                                --------        --------      --------      --------      --------      --------

Less distributions:
     Distributions from investment income ..       (0.07)          (0.12)        (0.18)        (0.17)        (0.18)           --
     Distributions from net realized gain ..       (0.14)          (0.12)        (0.74)        (0.56)        (0.56)           --
                                                --------        --------      --------      --------      --------      --------
        Total distributions ................       (0.21)          (0.24)        (0.92)        (0.73)        (0.74)           --
                                                --------        --------      --------      --------      --------      --------
Net asset value, end of period .............    $  14.12        $  12.34      $  12.15      $  12.59      $  11.17      $   9.68
                                                ========        ========      ========      ========      ========      ========
Total return (non-annualized) ..............       16.29%           3.65%         4.78%        20.27%        23.64%        (0.10)%
Ratios/Supplemental data:
  Net assets, end of period (in 000s) ......    $522,621        $490,322      $439,329      $420,855      $212,366      $148,319
  Ratio of expenses to average net assets:
     Before expense reimbursement and
        earnings credits ...................        0.98%**         0.99%         1.00%         1.00%         1.20%         1.23%
     After expense reimbursement and
        earnings credits ...................         N/A             N/A           N/A           N/A          1.00%         1.00%
  Ratio of net investment income to average
     net assets:
     Before expense reimbursement and
        earnings credits ...................        0.33%**         1.35%         1.52%         1.83%         1.67%         1.93%
     After expense reimbursement and
        earnings credits ...................         N/A             N/A           N/A           N/A          1.87%         2.16%
  Portfolio turnover rate ..................          32%             74%           49%           25%           20%           14%

  * The net investment income per share data was determined by using average shares outstanding throughout the period

 ** Annualized

N/A = Not Applicable

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
GLOBAL (EX-U.S.) EQUITY FUND -- FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

                                                                             Six Months Ended            Year               Year
                                                                             December 31, 1999           Ended              Ended
Brinson Class N                                                                 (Unaudited)          June 30, 1999      June 30,1998
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ....................................           $12.30               $12.14             $12.59
                                                                                    ------               ------             ------
  Income from investment operations:
   Net investment income ................................................             0.02*                0.12               0.16
   Net realized and unrealized gain .....................................             1.95                 0.27               0.29
                                                                                    ------               ------             ------
      Total income from investment operations ...........................             1.97                 0.39               0.45
                                                                                    ------               ------             ------
  Less distributions:
   Distributions from net investment income .............................               --                (0.11)             (0.16)
   Distributions from net realized gain .................................            (0.14)               (0.12)             (0.74)
                                                                                    ------               ------             ------
      Total distributions ...............................................            (0.14)               (0.23)             (0.90)
                                                                                    ------               ------             ------
Net asset value, end of period ..........................................           $14.13               $12.30             $12.14
                                                                                    ======               ======             ======
Total return (non-annualized) ...........................................            16.11%                3.30%              4.51%
Ratios/Supplemental data:
  Net assets, end of period (in 000s) ...................................           $    1               $   15             $   11
  Ratio of gross expenses to average net assets .........................             1.23%**              1.24%              1.25%
  Ratio of net investment income to average net assets ..................             0.08%**              1.10%              1.27%
  Portfolio turnover rate ...............................................               32%                  74%                49%

* The net investment income per share data was determined by using average shares outstanding throughout the period
**Annualized

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------
18

--------------------------------------------------------------------------------
GLOBAL (EX-U.S.) EQUITY FUND-- NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

1.      SIGNIFICANT ACCOUNTING POLICIES
The Brinson Funds (the "Trust") is an open-end, management investment company registered under the Investment Company Act of 1940, as amended, as a series company. The Trust currently offers shares of eleven series: Global Fund, Global Equity Fund, Global Bond Fund, U.S. Balanced Fund, U.S. Equity Fund, U.S. Large Capitalization Equity Fund, U.S. Large Capitalization Growth Fund, U.S. Small Capitalization Growth Fund, U.S. Bond Fund, High Yield Fund and Global (Ex-U.S.) Equity Fund (each a "Fund" and collectively, the "Funds"). Each Fund has three classes of shares outstanding, Brinson Class I, Brinson Class N and UBS Investment Funds Class. There are an unlimited number of shares of each class with par value of $0.001 authorized. Each share represents an identical interest in the investments of the Funds and has the same rights. The financial highlights of the UBS Investment Funds Class are presented separately.

On December 19, 1998, the Global (Ex-U.S.) Equity Fund (the "Fund") acquired all the net assets of the UBS International Equity Fund pursuant to a plan of reorganization approved by shareholders on December 11, 1998. The acquisition was accomplished by a tax-free exchange of 1,827,955 Brinson Class I shares of the Global (Ex-U.S.) Equity Fund for the shares of UBS International Equity Fund outstanding on December 18, 1998. The net assets of the UBS International Equity Fund, including $38,003 of net unrealized appreciation, were combined with those of the Fund. The aggregate net assets of the Global (Ex-U.S.) Equity Fund and the UBS International Equity Fund immediately before the merger were $463,315,718 and $21,515,034, respectively.

The following is a summary of significant accounting policies consistently followed by the Global (Ex-U.S.) Equity Fund in the preparation of its financial statements.

A. Investment Valuation: Securities for which market quotations are readily available are valued at the last available sales price on the exchange or market on which they are principally traded, or lacking any sales, at the last available bid price on the exchange or market on which such securities are principally traded. Securities for which market quotations are not readily available, including restricted securities which are subject to limitations on their sale, are valued at fair value as determined in good faith by or under the direction of the Trust's Board of Trustees. Investments in affiliated investment companies are valued each day based on the closing net asset value of the respective fund. Debt securities are valued at the most recent bid price by using market quotations or independent pricing services. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Forward foreign currency contracts are valued daily using quoted forward exchange rates. Short-term obligations with a maturity of 60 days or less are valued at amortized cost, which approximates market value.

B. Foreign Currency Translation: Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the WM/Reuters closing spot rates as of 4:00 p.m. London time. Purchases and sales of portfolio securities, commitments under forward foreign currency contracts and income receipts are translated at the prevailing exchange rate on the date of each transaction. Realized and unrealized foreign exchange gains or losses on investments are included as a component of net realized and unrealized gain or loss on investments in the statement of operations.

C. Investment Transactions: Investment transactions are accounted for on a trade date basis. Gains and losses on securities sold are determined on an identified cost basis.

D. Investment Income: Interest income, which includes the amortization of premiums and discounts, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as the information becomes available.

E. Federal Income Taxes: It is the policy of the Fund to comply with all requirements of the Internal Revenue Code (the "Code") applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. The Fund has met the requirements of the Code applicable to regulated investment companies for the six months ended December
31, 1999, therefore, no federal income tax provision was required.

F. Distributions to Shareholders: It is the policy of the Fund to distribute its net investment income on a semi-annual basis and net capital gains, if any, annually. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing tax treatments for foreign currency transactions. Differences in dividends per share between the classes are due to distribution expenses.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
GLOBAL (EX-U.S.) EQUITY FUND -- NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

G. Income and Expense Allocation: All income earned and expenses incurred by the Fund will be borne on a pro rata basis by each of the classes, except that the Brinson Class I will not incur any of the distribution expenses of the Brinson Class N nor the UBS Investment Funds Class.

H. Use of Estimates: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimates.

I. Earnings Credits: The Funds have entered into an arrangement with their custodian whereby interest earned on uninvested cash balances was used to offset a portion of the Fund's expenses. This amount is reflected in the statement of operations.

2.      INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES
Brinson Partners, Inc. (the "Advisor"), a registered investment advisor, provides the Fund with investment management services. As compensation for these services, the Fund pays the Advisor a monthly fee based on the Fund's average daily net assets. The Advisor has agreed to waive its fees and reimburse the Fund to the extent total annualized expenses exceed a specified percentage of the Fund's average daily net assets. The expense cap is 1.00%, 1.25% and 1.84% of the average daily net assets of the Brinson Class I, Brinson Class N and UBS Investment Funds Class, respectively. Investment advisory fees for the six months ended December 31, 1999, were as follows:

                                                         Advisory     Advisory
                                                            Fee         Fees
                                                        ----------   ----------
Global (Ex-U.S.) Equity Fund ...........................   0.80%     $1,997,182


Certain officers of the Fund are also officers of the Advisor. All officers serve without direct compensation from the Fund. Trustees' fees paid to unaffiliated trustees for the six months ended December 31, 1999 were $4,078.

The Fund invests in shares of the Brinson Supplementary Trust U.S. Cash Management Prime Fund ("Supplementary Trust"). The Supplementary Trust is managed by the Advisor. The Supplementary Trust is offered as a cash management option to mutual funds and other accounts managed by the Advisor. The Supplementary Trust charges no management fees. Distributions received from the Supplementary Trust are reflected as interest income on the statement of operations. Amounts relating to those investments at December 31, 1999 were as follows:

                                                                                                 % of
                                                             Sales       Interest                 Net
                                              Purchases     Proceeds      Income     Value      Assets
                                            ------------  ------------   --------  ----------   ------
Global (Ex-U.S.) Equity Fund ..........     $312,583,848  $314,113,357   $279,916  $2,771,329    0.52%

3.      INVESTMENT TRANSACTIONS
Investment transactions for the six months ended December 31, 1999, excluding short-term investments, were as follows:

                                                                     Proceeds
                                                    Purchases       From Sales
                                                   ------------    ------------
Global (Ex-U.S.) Equity Fund ....................  $159,076,213    $189,257,631


4.      FORWARD FOREIGN CURRENCY CONTRACTS
The Fund engages in portfolio hedging with respect to changes in currency exchange rates by entering into forward foreign currency contracts to purchase or sell currencies. Forward foreign currency contracts are also used to achieve currency allocation strategies. A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Risks associated with such contracts include movement in the value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform. The unrealized gain, if any, represents the credit risk to the Fund on a forward foreign currency contract. Fluctuations in the value of forward foreign currency contracts are recorded daily as net unrealized gains or losses. The Fund realizes a gain or loss upon settlement of the contracts. The statement of operations reflects net realized and net unrealized gains and losses on these contracts. The counterparty to all forward foreign currency contracts at and for the six months ended December 31, 1999, was an affiliate of the Fund's custodian.

5.      FUTURES CONTRACTS
The Fund may purchase or sell exchange-traded futures contracts, which are contracts that obligate the Fund to make or take delivery of a financial instrument or the cash value of a securities index at a specified future date at a specified price. The Fund enters into such contracts

--------------------------------------------------------------------------------
20

--------------------------------------------------------------------------------
GLOBAL (EX-U.S.) EQUITY FUND-- NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

to hedge a portion of its portfolio. Risks of entering into futures contracts include the possibility that there may be an illiquid market or that a change in the value of the contract may not correlate with changes in the value of the underlying securities. Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin). Subsequent payments (variation margin) are made or received by the Fund, generally on a daily basis. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. The statement of operations reflects net realized and net unrealized gains and losses on these contracts.

6.      SECURITY LENDING
The Fund loaned securities to certain brokers with the Fund's custodian acting as the Fund's lending agent. The Fund earned negotiated lenders' fees, which are included in interest income in the statement of operations. The Fund receives securities, which are not reflected in the statement of assets and liabilities, as collateral against the loaned securities. The Fund monitors the market value of securities loaned on a daily basis and initially requires collateral against the loaned securities in an amount at least equal to 105% of the value of global (ex-U.S.) securities loaned. The value of loaned securities and related collateral at December 31, 1999 was $2,606,682 and $3,193,500, respectively.

7.      DISTRIBUTION PLANS
The Trust has adopted distribution plans (the "Plans") pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, for the Brinson Class N and the UBS Investment Funds Class. Each Plan governs payments made for the expenses incurred in the promotion and distribution of the Brinson Class N and the UBS Investment Funds Class. Annual fees under the Brinson Class N Plan shall not exceed 0.25% of the daily net assets of the Brinson Class N. Annual fees under the UBS Investment Funds Plan, which include a 0.25% service fee, shall not exceed 0.84% of the average daily net assets of the UBS Investment Funds Class.

8.      LINE OF CREDIT
The Trust has entered into an agreement with Chase Manhattan Bank to provide a 364 day $100 million committed line of credit to the Funds. Borrowings will be made for temporary purposes. Interest on amounts borrowed is based on the Federal Funds rate plus 0.50% per year. The Funds pay a commitment fee of 0.08% per year of the average daily unutilized balance of the line of credit. During the six months ended December 31, 1999, the Global (Ex-U.S.) Equity Fund had borrowings of $19,700,000 outstanding for 1 day under the agreement.

9.      CAPITAL TRANSACTIONS
Capital stock transactions were as follows:

                                                                                 Six Months Ended
                                                                                 December 31, 1999             Year Ended
                                                                                   (Unaudited)               June 30, 1999
                                                                          --------------------------   -----------------------------
                                                                             Shares        Value          Shares           Value
                                                                          ----------    ------------   ------------     ------------
Sales:
  Brinson Class I .............................................           28,442,308    $365,506,747     72,650,740*    $857,199,838
  Brinson Class N .............................................                   30             373            365            4,263
  UBS Investment Funds Class ..................................               63,305         797,718        587,229        6,909,236
                                                                          ----------    ------------   ------------     ------------
    Total Sales ...............................................           28,505,643    $366,304,838     73,238,334     $864,113,337
                                                                          ==========    ============   ============     ============
Dividend Reinvestment:
  Brinson Class I .............................................              575,659    $  7,708,071        726,832     $  8,514,975
  Brinson Class N .............................................                    1              13             21              247
  UBS Investment Funds Class ..................................                6,168          81,724          5,917           68,163
                                                                          ----------    ------------   ------------     ------------
    Total Dividend Reinvestment ...............................              581,828    $  7,789,808        732,770     $  8,583,385
                                                                          ==========    ============   ============     ============
Redemptions:
  Brinson Class I .............................................           31,747,436    $410,927,152     69,803,887     $829,422,705
  Brinson Class N .............................................                1,174          14,890             41              487
  UBS Investment Funds Class ..................................               98,658       1,259,299        481,376        5,556,938
                                                                          ----------    ------------   ------------     ------------
    Total Redemptions .........................................           31,847,268    $412,201,341     70,285,304     $834,980,130
                                                                          ==========    ============   ============     ============

* Includes shares issued in connection with acquisition of UBS International Equity Fund.


--------------------------------------------------------------------------------

                                 Distributed by:
                             Funds Distributor, Inc.
                                60 State Street
                                Boston, MA 02109

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus which includes details regarding the Fund's objectives, policies, expenses and other information.

--------------------------------------------------------------------------------

THE BRINSON FUNDS
--------------------------------------------------------------------------------
   AUSTRALIA . BAHRAIN . BRAZIL . CHINA . FRANCE . GERMANY . JAPAN . SINGAPORE
                 SWITZERLAND . UNITED KINGDOM . UNITED STATES

[GRAPHIC]

209 South LaSalle Street . Chicago, Illinois 60604-1295 . Tel:(800) 448-2430

                            [UBS LOGO APPEARS HERE]

                               Investment Funds


                              U.S. Balanced Fund
                               U.S. Equity Fund
                     U.S. Large Capitalization Equity Fund
                     U.S. Large Capitalization Growth Fund
                     U.S. Small Capitalization Growth Fund
                                U.S. Bond Fund
                                High Yield Fund

                              Semi-Annual Report

                               December 31, 1999

Trustees and Officers

--------------------------------------------------------------------------------
[LOGO]  UBS
        Investment Funds


Trustees

Walter E. Auch

Frank K. Reilly, CFA

Edward M. Roob



Officers

Frank K. Reilly, CFA
Chairman of the Board

E. Thomas McFarlan
President

Thomas J. Digenan, CFA, CPA
Vice President

Debra L. Nichols
Vice President

Carolyn M. Burke, CPA
Secretary and Treasurer

David E. Floyd, CPA
Assistant Secretary

Mark F. Kemper
Assistant Secretary

================================================================================

The Funds' Advisor -- Brinson Partners, Inc.

--------------------------------------------------------------------------------
[LOGO]  UBS
        Investment Funds

Since the founding of our organization nearly twenty years ago, we have focused our collective energy on two goals: creating meaningful value-added investment performance; and providing our clients with individualized client relationships of the highest quality.

Now, in 2000, more than 1,200 employees located in 11 countries around the world continue to deliver investment strategies that meet our clients' needs. With an unrelenting focus on our goals, we have grown into one of the world's premier investment management organizations, and a recognized leader in our industry. In North America, we make our investment capabilities available to institutions and individual investors through the Brinson Family of Funds. The Brinson Funds are institutionally priced mutual funds that provide investors convenient access to our global investment expertise and capabilities.

Within a framework of integrated capital markets, we select portfolio investments by focusing on long-term investment fundamentals. Investment performance for our clients is maximized within and across asset classes through a comprehensive understanding of global investment markets and their interrelationships. We apply a systematic, disciplined approach to valuing investments and combine the seasoned judgement of our global investment teams to construct optimal portfolios-balancing considerations for both risk and return.


Brinson Partners, Inc. is a member of UBS Asset Management, the institutional asset management division of UBS AG.

================================================================================
2

Table of Contents

--------------------------------------------------------------------------------
[LOGO]  UBS
        Investment Funds


Shareholder Letter..........................................................  4

U.S. Economic and Market Highlights.........................................  5

U.S. Balanced Fund..........................................................  6
     Schedule of Investments................................................  9
     Financial Statements................................................... 12
     Financial Highlights................................................... 15

U.S. Equity Fund............................................................ 16
     Schedule of Investments................................................ 19
     Financial Statements................................................... 21
     Financial Highlights................................................... 24

U.S. Large Capitalization Equity Fund....................................... 25
     Schedule of Investments................................................ 28
     Financial Statements................................................... 29
     Financial Highlights................................................... 32

U.S. Large Capitalization Growth Fund....................................... 33
     Schedule of Investments................................................ 36
     Financial Statements................................................... 37
     Financial Highlights................................................... 40

U.S. Small Capitalization Growth Fund....................................... 41
     Schedule of Investments................................................ 44
     Financial Statements................................................... 46
     Financial Highlights................................................... 49

U.S. Bond Fund.............................................................. 50
     Schedule of Investments................................................ 53
     Financial Statements................................................... 56
     Financial Highlights................................................... 59

High Yield Fund............................................................. 60
     Schedule of Investments................................................ 63
     Financial Statements................................................... 66
     Financial Highlights................................................... 69

The UBS Investment Funds--Notes to Financial Statements..................... 70

================================================================================

Shareholder Letter

--------------------------------------------------------------------------------
[LOGO]  UBS
        Investment Funds

January 27, 2000

Dear Shareholder:

We are pleased to present the semi-annual report for the UBS Investment Funds for the six months ended December 31, 1999. This report provides a discussion on the current U.S. Economic outlook. We will also provide our current portfolio strategies and performance updates for each of our seven Domestic Mutual Funds.

The decade of the 1990s ended with a particularly challenging year. We continued to apply our proven value-based investment process across all of our portfolios, but our investment results varied substantially. In some areas, such as fixed income, our performance was excellent relative to both the market and our peers. In other areas, most notably multi-asset and equity portfolios, results were disappointing.

Throughout 1999, our asset allocation strategies continued to focus on reducing exposure to the risks presented by equity prices that have been driven far above even optimistic estimates of underlying value. While the risk hedge in balanced portfolios had little net effect on performance through most of the year, the surge in equity prices late in the year hampered the returns relative to the benchmarks.

The broad array of our equity portfolios, with the exception of the growth portfolios, significantly lagged their benchmarks in 1999. Some degree of underperformance was unavoidable as the U.S. market was increasingly driven by momentum, which in turn focused more tightly on narrow technology and e-commerce stocks. In such a market, the fundamental price/value discrepancies that are the core of our investment process are effectively ignored in the market. In addition, our stock selection was uncharacteristically weak and a meaningful source of the underperformance of our U.S. and Global Equity portfolios.

In fixed income our U.S. Bond and High Yield portfolios outpaced the market and ranked highly in their respective universes of active managers. However, outside the U.S., our Global Bond portfolio generally underperformed, due almost entirely to strength in both the Japanese bond market and the yen, where we are underweighted.

Our fundamental assessments across markets have been both accurate and perceptive, but momentum rather than the reality of fundamental value has continued to drive equity markets, particularly in the U.S. We have seen this phenomenon historically and it has always proven to be a sign of danger, that ultimately ends badly for the market in general and the momentum players in particular. Over time, these styles ebb and flow but momentum driven approaches have no lasting link to underlying fundamentals and always fail to deliver when viewed over meaningful horizons. It is these concerns which underlie our current asset allocation and equity portfolio strategies.

2000 will be a challenging year, but we are confident that remaining true to our investment disciplines will in the long run accrue to our shareholders' benefit. As always, we welcome your thoughts and comments, and appreciate your continued trust and the confidence you have placed in the UBS Investment Funds.

Sincerely,

/s/ Hanspeter A. Walder                               /s/ Raymond Simon

Hanspeter A. Walder                                   Raymond Simon
Executive Director                                    Managing Director
Private Banking                                       Private Banking

================================================================================
4

                      U.S. Economic and Market Highlights


________________________________________________________________________________
[LOGO] UBS
       Investment
       Funds

U.S. economic statistics continue to surprise financial markets. In the fourth quarter of 1999, real GDP rose a larger-than-expected 5.8%. Stronger consumer spending, inventory building and exports were the main contributors. Business investment was the only major component recording a slowdown, but most of that decline reflects a pre-Y2K pause in computer equipment installation. The strength in consumer spending was broad-based, with big-ticket purchases of autos and home furnishings registering the largest increases. For the year 1999 as a whole, GDP growth came in at 4.0 percent, almost the same as in 1998. Economic releases are apt to surpass market expectations in the first half of the year, and barring unexpected strong action by the Federal Reserve, real growth would remain strong in 2000.

Tight labor market conditions are producing gradually rising wage pressures, in line with our expectations. Employment costs released for the fourth quarter registered a bigger-than-expected surge of 1.1 percent, the strongest since 1991. The fourth-quarter acceleration in employment costs primarily reflects faster growth in benefits. This has been the area of our concern, as generally slowing benefit expenses have been a major force in the moderate growth of labor costs in the 1990s.

Inflation moved up in 1999, with consumer prices rising 2.7 percent. The rise primarily reflects higher energy prices, and the most recent surge in oil prices suggests that short-term inflation risks have increased. Core inflation, which tended to move sideways around 2 percent in 1999, is assumed to move higher in 2000, stimulated by rising unit labor costs.

                               U.S. Environment

                                 Major Markets

                       One Year Ended December 31, 1999

                                             Total Return

                     U.S. Cash
                    Equivalents               4.44

                      U.S.
                     Bonds                   -0.84

                      U.S.
                    Equities                  23.82


                    Salomon U.S. Treasury Benchmark Returns

                       One Year Ended December 31, 1999

                    Maturity (Years)        Total Return

                         1                      4.26

                         2                      1.94

                         3                     -2.54

                        10                     -8.41

                        30                    -14.89


                 Top Ten Industry Returns Relative to S&P 500

                        One Year Ended December 31, 1999


                    Wireless Telecom              146.83
                    Semiconductors                 79.84
                    Media                          38.07
                    Heavy Electrical Eqp           34.94
                    Electronic Equipment           34.94
                    Computer Software              30.34
                    Oil Services                   18.83
                    Energy Reserves                13.02
                    Securities & Asset Mgmt.       11.97
                    Telephone                      10.47


                Bottom Ten Industry Returns Relative to S&P 500

                       One Year Ended December 31, 1999

                    Thrifts                       -23.15
                    Restaurants                   -23.48
                    Defense & Aerospace           -23.62
                    Construction & Real Prop      -24.42
                    Food & Beverages              -25.12
                    Environmental Services        -27.54
                    Apparel & Textiles            -31-82
                    Medical Services              -37.07
                    Tobacco                       -50.91

================================================================================

                              U.S. Balanced Fund

________________________________________________________________________________
[LOGO]

The UBS Investment Fund - U.S. Balanced has produced an annualized return of 7.43% since its inception on July 31, 1995, while the return of the U.S. Balanced Mutual Fund Index was 18.33% over this time period. Importantly however, the U.S. Balanced Fund's performance was achieved with an annualized volatility over the life of the Fund of 5.84%, or approximately 40% less than the benchmarks annualized volatility of 10.15%. In 1999, the UBS Investment
Fund - U.S. Balanced returned -7.44% which was substantially below the benchmark return of 14.66%. The underperformance in 1999 was due primarily to the equity underweight, the bond overweight, and adverse market conditions which negatively impacted our fundamental value-based equity investment style.

The strength of the U.S. equity market continued to be driven in part by the success of a small number of the largest capitalization companies, with technology stocks being shown particular favor. Our significant underweight in technology growth stocks, combined with a tilt away from the largest members of the index and overweight in value shares, contributed to a large underperformance of the U.S. equity portion of the U.S. Balanced Fund. In the U.S. bond market, our moderately long duration strategy had a negative impact on performance as yields increased during 1999 while the overweight and security selection in corporate issues had significantly positive impacts on performance. The allocation to U.S. Treasury Inflation Protected Securities (TIPS) hurt the Fund's performance while the allocation to lower-credit issues helped the Fund's performance.

The sustained rapid advance of the overall U.S. equity market has, in our assessment, resulted in a pronounced level of overpricing and, therefore, an expected return that is absolutely unattractive and fails to compensate adequately for the risks inherent in equity investment. Bonds are now offering yields above our estimates of longer-term equilibrium levels. This is particularly true in the case of TIPS, where the uncertainties associated with future inflation do not introduce a risk element into the assessment of value. The Fund's strategy, therefore, remains significantly overweight bonds and underweight equities. A substantial portion of the bond allocation is currently held in TIPS.

================================================================================
6

------------------------------------------------------------
       Label         A           B        C         D
------------------------------------------------------------
49   7/31/99       14,706      19,213   23,385     12,923
------------------------------------------------------------
50   8/31/99       14,482      19,092   23,167     12,914
------------------------------------------------------------
51   9/30/99       14,162      18,848   22,561     13,069
------------------------------------------------------------
52  10/31/99       13,985      19,646   23,996     13,108
------------------------------------------------------------
53  11/30/99       13,985      20,073   24,800     13,106
------------------------------------------------------------
54  12/31/99       13,726      21,032   26,683     13,046
------------------------------------------------------------

U.S. Balanced Fund

--------------------------------------------------------------------------------
[LOGO]UBS
      Investment Funds

Industry Diversification
As a Percent of Net Assets
As of December 31, 1999 (Unaudited)
--------------------------------------------------------------------------------
U.S. Equities
Energy.......................................   0.31%
Capital Investment
  Capital Goods..............................   2.70
  Technology.................................   9.04
                                              ------
                                               11.74
Basic Industries
  Chemicals..................................   1.36
  Housing/Paper..............................   4.52
  Metals.....................................   2.08
                                              ------
                                                7.96
Consumer
  Non-Durables...............................   1.06
  Retail/Apparel.............................   2.98
  Autos/Durables.............................   1.86
  Health: Drugs..............................   3.04
  Health: Non-Drugs..........................   2.69
                                              ------
                                               11.63
Financial
  Banks......................................   4.73
  Non-Banks..................................   2.68
                                              ------
                                                7.41
Utilities
  Electric...................................   3.63
  Telephone..................................   1.87
                                              ------
                                                5.50

Transportation...............................   4.29%
Services/Misc................................   3.13
                                              ------
      Total U.S. Equities....................  51.97*

U.S. BONDS
Corporate Bonds
  Asset-Backed...............................   3.39
  Consumer...................................   0.83
  Industrial Components......................   0.65
  Health Drugs...............................   0.29
  Services/Miscellaneous.....................   1.35
  Telecommunications.........................   2.16
  Utilities..................................   0.56
                                              ------
      Total U.S. Corporate Bonds.............   9.23

International Dollar Bonds...................   2.29
Corporate Mortgage-Backed Securities.........   1.88
U.S. Government Agencies.....................   2.47
U.S. Gov't. Mortgage-Backed Securities.......   8.66
U.S. Government Obligations..................  21.19
                                              ------
      Total U.S. Bonds.......................  45.72*
SHORT-TERM INVESTMENTS.......................   3.58*
                                              ------
      TOTAL INVESTMENTS...................... 101.27
LIABILITIES, LESS CASH AND
      OTHER ASSETS,..........................  (1.27)
                                              ------
NET ASSETS................................... 100.00%
                                              ======

--------------------------------------------------------------------------------
*The Fund held a long position in U.S. Treasury futures on December 31, 1999 which increased U.S. bond exposure from 45.72% to 72.72%. The Fund also held a short position in stock index futures which reduced U.S. Equity exposure from 51.97% to 24.45%. These two adjustments result in a net increase in the Fund's exposure to Short-Term Investments from 3.58% to 4.10%.


Asset Allocation

As of December 31, 1999 (Unaudited)

                                  Current
                Benchmark         Strategy
------------------------------------------
U.S. Equities      65%              25%
U.S. Bonds         35               75
------------------------------------------
                  100%             100%

Top Ten U.S. Equity Holdings

As of December 31, 1999 (Unaudited)

                                      Percent of
                                      Net Assets
------------------------------------------------
 1. FDX Corp.                             2.02%
 2. Electronic Data Systems Corp.         1.93
 3. Burlington Northern Santa Fe Corp.    1.61
 4. General Instrument Corp.              1.41
 5. CIGNA Corp.                           1.29
 6. Compuware Corp.                       1.18
 7. Allergan, Inc.                        1.18
 8. Compaq Computer Corp.                 1.12
 9. Nextel Communications, Inc.           1.10
10. First Data Corp.                      1.08
------------------------------------------------


===============================================================================
8

                 U.S. Balanced Fund -- Schedule of Investments

December 31, 1999 (Unaudited)

-------------------------------------------------------------------------------

                                                      Shares           Value
                                                    ---------       -----------
U.S. Equities -- 51.97%
Advanced Micro Devices, Inc. (b)..................      9,600       $   277,800
Allergan, Inc.....................................      8,000           398,000
Alza Corp. (b)....................................      3,900           135,038
American Standard Companies., Inc. (b)............      4,600           211,025
AmSouth Bancorp...................................      5,380           103,901
Aon Corp..........................................      5,150           206,000
Armstrong World Industries, Inc...................      1,200            40,050
Baxter International, Inc.........................      4,900           307,781
Burlington Northern Santa Fe Corp.................     22,400           543,200
Central & South West Corp.........................     12,200           244,000
Champion Enterprises, Inc. (b)....................      3,900            33,394
Champion International Corp.......................      1,400            86,713
Chase Manhattan Corp..............................      3,900           302,981
CIGNA Corp........................................      5,400           435,037
Circuit City Stores-Circuit City Group............      3,700           166,731
CMS Energy Corp...................................      4,100           127,869
CommScope, Inc. (b)...............................      1,666            67,161
Compaq Computer Corp..............................     13,900           376,169
Computer Sciences Corp. (b).......................      3,100           293,337
Compuware Corp. (b)...............................     10,700           398,575
Consolidated Stores Corp. (b).....................      5,500            89,375
Corning, Inc......................................      1,500           193,406
Covance, Inc. (b).................................      2,875            31,086
Delhaize America, Inc.............................      2,766            56,184
Dial Corp.........................................      3,000            72,938
Dominion Resources, Inc...........................      6,200           243,350
Eastman Chemical Co...............................      2,500           119,219
Electronic Data Systems Corp......................      9,700           649,294
Eli Lilly and Co..................................      2,100           139,650
Emerson Electric Co...............................      5,600           321,300
Entergy Corp......................................      5,800           149,350
FDX Corp. (b).....................................     16,600           679,562
Federal-Mogul Corp................................      6,200           124,775
Federated Department Stores, Inc. (b).............      1,600            80,900
First Data Corp...................................      7,358           362,841
Fleet Boston Financial Corp.......................      8,505           296,080
Fleetwood Enterprises, Inc........................      2,900            59,813
Fort James Corp...................................      7,800           213,525
Gateway, Inc. (b).................................      2,000           144,125
GATX Corp.........................................      1,800            60,750
General Instrument Corp...........................      5,600           476,000
Genzyme Corp. (b).................................      3,000           135,000
GreenPoint Financial Corp.........................      8,600           204,787
Hibernia Corp., Class A...........................      6,500            69,063
Household International, Inc......................      7,300           271,925
Illinois Tool Works, Inc..........................      5,100           344,569
IMC Global, Inc...................................      9,600           157,200
Johnson Controls, Inc.............................      2,600           147,875
Kimberly-Clark Corp...............................      4,900           319,725
Kroger Co. (b)....................................      3,700            69,838
Lafarge Corp......................................      3,600            99,450
Lear Corp. (b)....................................      5,400           172,800
Lexmark International Group, Inc. (b).............      1,000            90,500
Lincoln National Corp.............................      2,200            88,000
Lockheed Martin Corp..............................      8,042           175,919
Lyondell Chemical Co..............................      6,500            82,875
Martin Marietta Materials, Inc....................      2,636           108,076
Masco Corp........................................     14,000           355,250
Mattel, Inc.......................................     14,200       $   186,375
Mead Corp.........................................      2,900           125,969
Monsanto Co.......................................      4,700           167,437
National Service Industries, Inc..................      2,200            64,900
New York Times Co.................................      3,900           191,587
Newell Rubbermaid, Inc............................      9,100           263,900
Nextel Communications, Inc. (b)...................      3,600           371,250
Norfolk Southern Corp.............................      8,000           164,000
Owens-Illinois, Inc. (b)..........................      2,100            52,631
Peco Energy Co....................................      4,000           139,000
Pentair, Inc......................................      3,000           115,500
Philip Morris Companies, Inc......................      7,100           164,631
PNC Bank Corp.....................................      3,700           164,650
Praxair, Inc......................................      2,000           100,625
Raytheon Co., Class B.............................      8,400           223,125
Reliaster Financial Corp..........................      2,200            86,213
SBC Communications, Inc...........................      5,300           258,375
Southdown, Inc....................................      3,116           160,863
St. Jude Medical, Inc. (b)........................      6,300           193,331
Torchmark Corp....................................      3,000            87,188
Tyson Foods, Inc., Class A........................      7,400           120,250
U.S. Bancorp......................................      5,759           137,136
Ultramar Diamond Shamrock Corp....................      4,590           104,136
Unisys Corp. (b)..................................      3,600           114,975
United Healthcare Corp............................      4,500           239,062
USG Corp..........................................      2,100            98,963
Viad Corp.........................................      4,400           122,650
W.W. Grainger, Inc................................      2,700           129,094
Watson Pharmaceutical Co. (b).....................      5,200           186,225
Wells Fargo and Co................................      7,800           315,412
Westvaco Corp.....................................      3,600           117,450
Xerox Corp........................................     11,000           249,562
York International Corp...........................      3,400            93,288
                                                                     ----------
Total U.S. Equities (Cost $17,329,472)............                   17,520,890
                                                                     ----------

                                                       Face
                                                      Amount
                                                    ---------
Bonds -- 45.72%
U.S. Corporate Bonds -- 9.23%
Archer Daniels 6.950%, due 12/15/69...............  $ 250,000           218,716
Electronic Data System
  7.125%, due 10/15/09............................    125,000           121,845
MBNA Global Capital Securities, FRN
  5.795%, due 02/01/27............................    215,000           176,630
Noram Energy Corp. 6.375%, due 11/01/03...........    200,000           190,227
PanAmSat Corp. 6.000%, due 01/15/03...............    335,000           311,771
Peco Energy Transition Trust
  6.130%, due 03/01/09............................    215,000           197,830
PP&L Transition Bond Company LLC
  7.050%, due 06/25/09............................    200,000           199,680
Rite Aid Corp., 144A, 6.125%, due 12/15/08........    140,000            95,200
Sprint Capital Corp. 6.875%, due 11/15/28.........    200,000           177,914
TCI Communications, Inc.
  8.750%, due 08/01/15............................    220,000           240,105
Time Warner 7.570%, due 02/01/24..................    290,000           278,953
UCFC Home Equity Loan 97-C, Class A8,
  FRN 5.069%, due 09/15/27........................    568,857           569,517
U.S.A. Waste Services 6.500%, due 12/15/02........    360,000           332,706
                                                                     ----------
                                                                      3,111,094
                                                                     ----------

===============================================================================

                 U.S. Balanced Fund -- Schedule of Investments

December 31, 1999 (Unaudited)

-------------------------------------------------------------------------------

                                                         Face
                                                        Amount        Value
                                                      ----------   ------------
International Dollar Bonds -- 2.29%
Abbey National PLC, Resettable Perpetual
  Preferred 6.700%, due 06/29/49...................   $  250,000   $    226,341
Credit Suisse-London, 144A, Resettable
  Perpetual Preferred 7.900%, due 05/01/07               270,000        256,894
Empresa Nacional de Electricidad S.A
  8.125%, due 02/01/69.............................      200,000        162,000
Ras Laffan Liquified Natural Gas Co., Ltd.,
  144A, 8.294%, due 03/15/14.......................      135,000        126,801
                                                                   ------------
                                                                        772,036
                                                                   ------------

Corporate Mortgage-Backed
  Securities -- 1.88%
Heller Financial Commercial Mortgage Assets,
  Series 99-PH1, Class A1
  6.500%, due 05/15/61.............................      178,117        172,271
LB Commercial Conduit Mortgage Trust,
  Series 99-C1, Class A1,
  6.410%, due 10/15/30.............................       88,171         84,951
Residential Asset Securitization Trust 97-A10,
  Class A1, 7.250%, due 12/25/27...................      344,335        343,426
Residential Asset Securitization Trust 97-A11,
  Class A2, 7.000%, due 01/25/28...................       34,869         34,772
                                                                   ------------
                                                                        635,420
                                                                   ------------

U.S. Government Mortgage-Backed
  Securities -- 8.66%
Federal Home Loan Mortgage Corp. Gold
  8.000%, due 05/01/23.............................      326,964        330,799
  9.000%, due 03/01/24.............................      151,892        159,020
Federal Home Loan Mortgage Corp....................
  9.000%, due 01/01/29.............................      139,320        144,936
Federal National Mortgage Assoc.,
  Series 97-72, Class EG,
  0.000%, due 09/25/22.............................      202,300        175,284
Federal National Mortgage Association..............
  7.500%, due 07/01/10.............................      247,773        249,814
  7.500%, due 12/01/27.............................      215,656        213,397
  7.600%, due 06/17/19.............................      278,827        280,271
FNCI, 8.000%, due 02/01/13.........................      276,984        282,581
Government National Mortgage Association
  7.000%, due 12/15/23.............................      128,624        125,326
  7.500%, due 06/15/24.............................      500,000        494,531
  8.000%, due 08/15/22.............................      455,988        463,037
                                                                   ------------
                                                                      2,918,996
                                                                   ------------

U.S. Government Agencies -- 2.47%
Jordan Aid, 8.750%, due 09/01/19...................      775,765        834,165
                                                                   ------------

U.S. Government Obligations -- 21.19%
U.S. Treasury Bond 8.000%, due 11/15/21               $  495,000   $    561,515
U.S. Treasury Inflation Indexed Note
  3.625%, due 04/15/28.............................    2,440,000      2,267,719
  3.875%, due 04/15/29.............................    4,400,000      4,204,816
U.S. Treasury Note 5.625%, due 05/15/08............      115,000        108,172
                                                                   ------------
                                                                      7,142,222
                                                                   ------------

Total U.S. Bonds (Cost $16,140,158)................                  15,413,933
                                                                   ------------

Short-Term Investments -- 3.58%
U.S. Treasury Bills -- 2.07%
U.S. Treasury Bill, due 02/03/00...................      700,000        696,968
                                                                   ------------

Investment Companies -- 1.51%                           Shares
                                                      ----------
Brinson Supplementary Trust U.S. Cash
Management Prime Fund..............................      507,697        507,697
                                                                   ------------
Total Short-Term Investments
  (Cost $1,204,748)................................                   1,204,665
                                                                   ------------
Total Investments
  (Cost $34,674,378) -- 101.27% (a)................                  34,139,488
Liabilities, less cash and
  other assets -- (1.27%)..........................                    (429,267)
                                                                   ------------
Net Assets -- 100%.................................                $ 33,710,221
                                                                   ============

              See accompanying notes to schedule of investments.

================================================================================
10

                 U.S. Balanced Fund -- Schedule of Investments

December 31, 1999 (Unaudited)

--------------------------------------------------------------------------------

NOTES TO SCHEDULE OF INVESTMENTS

(a) Aggregate cost for federal income tax purposes was $34,674,378; and net unrealized depreciation consisted of:

              Gross unrealized appreciation.............................................................  $  2,514,223
              Gross unrealized depreciation.............................................................    (3,049,113)
                                                                                                          ------------
                   Net unrealized depreciation..........................................................  $   (534,890)
                                                                                                          ============

(b) Non-income producing security
FRN: Floating rate note--The rate disclosed is that in effect at December 31, 1999.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers. At December 31, 1999, the value of these securities amounted to $478,895 or 1.42% of net assets.
Resettable Perpetual Preferred: A bond with either no maturity date or a maturity date that is so far in the future that the bond will pay interest indefinitely.
      The issuer generally returns the right to call such a bond.

FUTURES CONTRACTS

The U.S. Balanced Fund had the following open futures contracts as of December 31, 1999:

                                                                      Expiration       Cost/       Current    Unrealized
                                                                         Date        Proceeds       Value       Loss
                                                                      ----------   -----------   -----------  ----------
              U.S. Interest Rate Futures Buy Contracts
              5 Year U.S. Treasury Notes, 69 contracts...........     March 2000   $ 6,832,561   $ 6,764,156  $  (68,405)
              10 Year U.S. Treasury Notes, 13 contracts..........     March 2000     1,268,302     1,246,172     (22,130)
              30 Year U.S. Treasury Bonds, 12 contracts..........     March 2000     1,118,459     1,091,250     (27,209)

              Index Futures Sale Contracts
              Standard & Poor's 500, 25 contracts................     March 2000     9,000,450     9,276,250    (275,800)
                                                                                                              ----------
                   Total.........................................                                             $ (393,544)
                                                                                                              ==========

The aggregate market value of investments pledged to cover margin requirements for the open futures positions at December 31, 1999 was $696,968.

               See accompanying notes to financial statements.

================================================================================

                  U.S. Balanced Fund -- Financial Statements

--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1999 (Unaudited)

ASSETS:
 Investments, at value:
   Unaffiliated issuers (Cost $34,166,681).................................................       $ 33,631,791
   Affiliated issuers (Cost $507,697)......................................................            507,697
Cash.......................................................................................                392
Receivables:
   Investment securities sold..............................................................              2,892
   Dividends...............................................................................             25,956
   Interest................................................................................            165,142
Other assets...............................................................................                215
                                                                                                  ------------
      TOTAL ASSETS.........................................................................         34,334,085
                                                                                                  ------------
LIABILITIES:
  Payables:
   Investment securities purchased.........................................................            502,266
   Investment advisory fees................................................................             15,445
   Variation margin........................................................................             53,015
   Accrued expenses........................................................................             53,138
                                                                                                  ------------
      TOTAL LIABILITIES....................................................................            623,864
                                                                                                  ------------
NET ASSETS.................................................................................       $ 33,710,221
                                                                                                  ------------

NET ASSETS CONSIST OF:
  Paid in capital..........................................................................       $ 35,219,429
  Accumulated undistributed net investment income..........................................              3,059
  Distributions in excess of net realized gain.............................................           (583,833)
  Net unrealized depreciation..............................................................           (928,434)
                                                                                                  ------------
      NET ASSETS...........................................................................       $ 33,710,221
                                                                                                  ============
OFFERING PRICE PER SHARE:
Brinson Class I:
  Net asset value, offering price and redemption price per
   share (Based on net assets of $32,262,816 and 3,841,353
   shares issued and outstanding)..........................................................       $       8.40
                                                                                                  ============
Brinson Class N:
  Net asset value, offering price and redemption price per
   share (Based on net assets of $1,075 and 128 shares
   issued and outstanding).................................................................       $       8.40
                                                                                                  ============
UBS Investment Funds Class:
  Net asset value, offering price and redemption price per
   share (Based on net assets of $1,446,330 and 173,243
   shares issued and outstanding)..........................................................       $       8.35
                                                                                                  ============

                See accompanying notes to financial statements.


================================================================================
12

                  U.S. Balanced Fund -- Financial Statements


--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED DECEMBER 31, 1999 (Unaudited)

INVESTMENT INCOME:
  Interest...................................................................................     $    582,877
  Dividends..................................................................................          133,281
                                                                                                  ------------
        TOTAL INCOME.........................................................................          716,158
                                                                                                  ------------
EXPENSES:
  Advisory...................................................................................          131,459
  Professional...............................................................................           18,552
  Registration...............................................................................           17,892
  Distribution...............................................................................            4,148
  Printing...................................................................................            4,114
  Other......................................................................................            7,576
                                                                                                  ------------
        TOTAL EXPENSES.......................................................................          183,741
        Expenses deferred by Advisor.........................................................          (28,977)
        Earnings credits.....................................................................               (7)
                                                                                                  ------------
        NET EXPENSES.........................................................................          154,757
                                                                                                  ------------
        NET INVESTMENT INCOME................................................................          561,401
                                                                                                  ------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
  Net realized gain (loss) on:
    Investments..............................................................................          406,080
    Futures contracts........................................................................         (775,642)
                                                                                                  ------------
        Net realized loss....................................................................         (369,562)
                                                                                                  ------------
Change in net unrealized appreciation or depreciation on:
  Investments................................................................................       (3,394,694)
  Futures contracts..........................................................................          142,826
                                                                                                  ------------
        Change in net unrealized appreciation or depreciation................................       (3,251,868)
                                                                                                  ------------
Net realized and unrealized loss.............................................................       (3,621,430)
                                                                                                  ------------
Net decrease in net assets resulting from operations.........................................     $ (3,060,029)
                                                                                                  ============

                See accompanying notes to financial statements.

================================================================================

                  U.S. Balanced Fund -- Financial Statements

--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                            Six Months Ended             Year
                                                                                            December 31, 1999            Ended
                                                                                               (Unaudited)           June 30, 1999
                                                                                            -----------------       --------------
OPERATIONS:
  Net investment income..............................................................         $    561,401            $  1,558,422
  Net realized gain (loss)...........................................................             (369,562)              4,257,213
  Change in net unrealized appreciation or depreciation..............................           (3,251,868)             (5,162,345)
                                                                                              ------------            ------------
  Net increase (decrease) in net assets resulting from operations....................           (3,060,029)                653,290
                                                                                              ------------            ------------

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income:
    Brinson Class I..................................................................             (729,082)             (2,554,055)
    Brinson Class N..................................................................                  (23)                    (68)
    UBS Investment Funds Class.......................................................              (29,460)               (123,921)
Distributions in excess of net realized gain:
    Brinson Class I..................................................................             (225,248)             (9,074,452)
    Brinson Class N..................................................................                   (7)                   (243)
    UBS Investment Funds Class.......................................................              (10,418)               (483,100)
                                                                                              ------------            ------------
Total distributions to shareholders..................................................             (994,238)            (12,235,839)
                                                                                              ------------            ------------
CAPITAL SHARE TRANSACTIONS:
  Shares sold........................................................................            5,675,756              14,184,340
  Shares issued on reinvestment of distributions.....................................              970,972              12,036,064
  Shares redeemed....................................................................           (8,275,334)            (57,681,932)
                                                                                              ------------            ------------
  Net decrease in net assets resulting from capital share transactions...............           (1,628,606)            (31,461,528)
                                                                                              ------------            ------------
        TOTAL DECREASE IN NET ASSETS.................................................           (5,682,873)            (43,044,077)
                                                                                              ------------            ------------

NET ASSETS:
  Beginning of period................................................................           39,393,094              82,437,171
                                                                                              ------------            ------------
  End of period (including accumulated undistributed net investment
    income of $3,059 and $200,223, respectively).....................................         $ 33,710,221            $ 39,393,094
                                                                                              ============            ============

                See accompanying notes to financial statements.

================================================================================
14

                  U.S. Balanced Fund -- Financial Highlights

--------------------------------------------------------------------------------

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

                                                   Six Months Ended                                             August 31, 1995*
                                                   December 31, 1999               Year Ended June 30,              Through
                                                                       ----------------------------------------
UBS Investment Funds Class                            (Unaudited)         1999            1998            1997    June 30, 1996
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period............        $  9.32         $ 12.19         $ 12.46         $ 11.67       $ 11.38
                                                        -------         -------         -------         -------       -------
  Income (loss) from investment operations:
    Net investment income.......................           0.13**          0.27**          0.42**          0.38          0.42
    Net realized and unrealized gain (loss).....          (0.87)           0.18            0.95            1.31          0.86
                                                        -------         -------         -------         -------       -------
         Total income (loss) from
           investment operations................          (0.74)           0.45            1.37            1.69          1.28
                                                        -------         -------         -------         -------       -------
  Less distributions:
    Distributions from net investment income....          (0.17)          (0.67)          (0.70)          (0.36)        (0.42)
    Distributions from net realized gain........          (0.06)          (2.65)          (0.94)          (0.54)        (0.57)
                                                        -------         -------         -------         -------       -------
         Total distributions....................          (0.23)          (3.32)          (1.64)          (0.90)        (0.99)
                                                        -------         -------         -------         -------       -------
Net asset value, end of period..................        $  8.35         $  9.32         $ 12.19         $ 12.46       $ 11.67
                                                        =======         =======         =======         =======       =======
Total return (non-annualized)...................          (7.44)%          4.13%          11.79%          14.99%        11.54%
Ratios/Supplemental data:
  Net assets, end of period (in 000s)...........        $ 1,446         $ 1,789         $ 1,880         $ 1,649       $   779
  Ratio of expenses to average net assets:
    Before expense reimbursement
       and earnings credits.....................           1.45%***        1.46%           1.31%           1.38%         1.51%***
    After expense reimbursement
       and earnings credits.....................           1.30%***        1.30%           1.30%           1.30%         1.30%***
  Ratio of net investment income
    to average net assets:
    Before expense reimbursement
       and earnings credits.....................           2.35%***        2.50%           3.38%           3.28%         3.26%***
    After expense reimbursement
       and earnings credits.....................           2.50%***        2.66%           3.39%           3.36%         3.47%***
  Portfolio turnover rate.......................             42%            113%            194%            329%          240%

  * Commencement of UBS Investment Funds Class
 ** The net investment income per share data was determined by using average shares outstanding throughout the period.
*** Annualized

                See accompanying notes to financial statements.

================================================================================

U.S. Equity Fund

--------------------------------------------------------------------------------
[LOGO]  UBS
        Investment Funds


Since its inception on July 31, 1995, the UBS Investment Fund - U.S. Equity has provided an annualized return of 16.71%, compared to the 24.88% return of its benchmark, the Wilshire 5000 Equity Index. The annualized volatility of the Fund has been 15.30% since its inception, below the 15.33% volatility for the benchmark. In 1999, the Fund's total return of -4.51% trailed the 23.56% return for its benchmark. While these results are disappointing, we feel that the Fund is now well positioned as we move into the year 2000. Recent events and stratification of the U.S. market make our current investment strategies very appealing and our conviction remains higher than ever.

Market exposure (average beta of .96) detracted modestly from Fund relative performance in the very strong equity environment that characterized 1999. Factor positions detracted from performance for the full year. The most significant negatives were the underexposure to stocks ranked high in relative strength and size and low in earnings/price, as a relatively narrow segment of the largest capitalization stocks, especially in the technology sector, continued to dominate market performance. Fundamentally driven investment styles tend to perform poorly in such narrow momentum-driven market environments. The Fund has minimal exposure to these largest stocks based upon our analysis, which indicates they are meaningfully overextended.

Industry weightings also detracted from active returns during 1999. The underweight to the technology software and hardware sectors had the largest negative effect on performance. Investors have been willing to pay significant premiums for recent strong relative revenue growth and to extrapolate perceived earnings growth far into the future-in spite of rising interest rates which usually dampen high-multiple issues. We believe there is a low probability that such high implied earnings and profitability levels can be achieved, much less sustained, in a competitive economy. Our overweight in economically sensitive construction and transportation stocks also detracted from performance due to concerns over higher energy costs and fears that higher interest rates would pressure building activity. The pick-up in the global industrial economy helps a number of more economically sensitive sectors that have been in recession-like conditions for much of the past two years. Our exposure in the construction area is oriented toward non-residential infrastructure and basic building materials, and is not dependent upon higher residential construction spending.

Stock selection had the largest negative impact on active returns for the full year. Among large capitalization issues, the best performers were Corning, First Data and Computer Sciences, while the most detrimental to performance were our weightings in Xerox, Lockheed Martin, FDX Corp and Raytheon. Given the shift toward momentum-based styles, investors had little tolerance for shortfalls in quarterly earnings and severely punished such disappointments. In the intermediate capitalization segment of the Fund, the most positive contributors were General Instruments, Circuit City and Allergan, while the weakest were Advanced Micro Devices, Fort James and Federal Mogul.

================================================================================
16

U.S. Equity Fund

--------------------------------------------------------------------------------
[LOGO]UBS
      Investment Funds

Total Return

                                    6 months     1 year    3 years     7/31/95*
                                     ended       ended      ended         to
                                    12/31/99    12/31/99   12/31/99    12/31/99
--------------------------------------------------------------------------------
UBS Investment Fund -- U.S. Equity  -13.34%     -4.51%     11.83%      16.71%
--------------------------------------------------------------------------------
Wilshire 5000 Equity Index           10.45      23.56      26.04       24.88
--------------------------------------------------------------------------------

* Performance inception date of the UBS Investment Fund -- U.S. Equity.
Total return includes reinvestment of all capital gain and income distributions. All total returns in excess of 1 year are average annualized returns.

Illustration of an Assumed Investment of $10,000

This chart shows the growth in the value of an investment in the UBS Investment Fund -- U.S. Equity and the Wilshire 5000 Equity Index if you had invested $10,000 on July 31, 1995, and had reinvested all your income dividends and capital gain distributions through December 31, 1999. No adjustment has been made for any income taxes payable by shareholders on income dividends and capital gain distributions. Past performance is no guarantee of future results. Share price and return will vary with market conditions; investors may realize a gain or loss upon redemption.

UBS Investment Fund -- U.S. Equity
vs. Wilshire 5000 Equity Index
Wealth Value with Dividends Reinvested

Label       Label                A                              B
--------------------------------------------------------------------------------
               UBS Investment Fund -- U.S. Equity     Wilshire 5000 Equity Index
--------------------------------------------------------------------------------
    1     7/31/95                          10,000                         10,000
--------------------------------------------------------------------------------
    2     8/31/95                          10,184                         10,098
--------------------------------------------------------------------------------
    3     9/30/95                          10,570                         10,483
--------------------------------------------------------------------------------
    4    10/31/95                          10,528                         10,377
--------------------------------------------------------------------------------
    5    11/30/95                          11,122                         10,817
--------------------------------------------------------------------------------
    6    12/31/95                          11,335                         10,994
--------------------------------------------------------------------------------
    7     1/31/96                          11,790                         11,288
--------------------------------------------------------------------------------
    8     2/28/96                          11,971                         11,486
--------------------------------------------------------------------------------
    9     3/31/96                          12,194                         11,612
--------------------------------------------------------------------------------
   10     4/30/96                          12,418                         11,898
--------------------------------------------------------------------------------
   11     5/31/96                          12,615                         12,224
--------------------------------------------------------------------------------
   12     6/30/96                          12,570                         12,123
--------------------------------------------------------------------------------
   13     7/31/96                          11,958                         11,469
--------------------------------------------------------------------------------
   14     8/31/96                          12,415                         11,836
--------------------------------------------------------------------------------
   15     9/30/96                          12,966                         12,466
--------------------------------------------------------------------------------
   16    10/31/96                          13,242                         12,640
--------------------------------------------------------------------------------
   17    11/30/96                          14,156                         13,478
--------------------------------------------------------------------------------
   18    12/31/96                          14,157                         13,326
--------------------------------------------------------------------------------
   19     1/31/97                          14,663                         14,039
--------------------------------------------------------------------------------
   20     2/28/97                          14,757                         14,033
--------------------------------------------------------------------------------
   21     3/31/97                          14,260                         13,412
--------------------------------------------------------------------------------
   22     4/30/97                          14,691                         13,997
--------------------------------------------------------------------------------
   23     5/31/97                          15,759                         14,989
--------------------------------------------------------------------------------
   24     6/30/97                          16,499                         15,677
--------------------------------------------------------------------------------
   25     7/31/97                          17,756                         16,883
--------------------------------------------------------------------------------
   26     8/31/97                          17,053                         16,248
--------------------------------------------------------------------------------
   27     9/30/97                          17,812                         17,207
--------------------------------------------------------------------------------
   28    10/31/97                          16,865                         16,634
--------------------------------------------------------------------------------
   29    11/30/97                          17,193                         17,178
--------------------------------------------------------------------------------
   30    12/31/97                          17,587                         17,496
--------------------------------------------------------------------------------
   31     1/31/98                          17,697                         17,591
--------------------------------------------------------------------------------
   32     2/28/98                          19,232                         18,871
--------------------------------------------------------------------------------
   33     3/31/98                          20,326                         19,816
--------------------------------------------------------------------------------
   34     4/30/98                          20,115                         20,051
--------------------------------------------------------------------------------
   35     5/31/98                          19,814                         19,517
--------------------------------------------------------------------------------
   36     6/30/98                          19,931                         20,202
--------------------------------------------------------------------------------
   37     7/31/98                          19,418                         19,759
--------------------------------------------------------------------------------
   38     8/31/98                          16,644                         16,682
--------------------------------------------------------------------------------
   39     9/30/98                          17,840                         17,772
--------------------------------------------------------------------------------
   40    10/31/98                          19,187                         19,094
--------------------------------------------------------------------------------
   41    11/30/98                          19,991                         20,296
--------------------------------------------------------------------------------
   42    12/31/98                          20,737                         21,595
--------------------------------------------------------------------------------
   43     1/31/99                          20,587                         22,389
--------------------------------------------------------------------------------
   44     2/28/99                          19,831                         21,577
--------------------------------------------------------------------------------
   45     3/31/99                          20,470                         22,410
--------------------------------------------------------------------------------
   46     4/30/99                          22,303                         23,484
--------------------------------------------------------------------------------
   47     5/31/99                          22,005                         22,970
--------------------------------------------------------------------------------
   48     6/30/99                          22,847                         24,159
--------------------------------------------------------------------------------
   49     7/31/99                          21,875                         23,385
--------------------------------------------------------------------------------
   50     8/31/99                          21,106                         23,167
--------------------------------------------------------------------------------
   51     9/30/99                          19,557                         22,561
--------------------------------------------------------------------------------
   52    10/31/99                          19,568                         23,996
--------------------------------------------------------------------------------
   53    11/30/99                          19,675                         24,800
--------------------------------------------------------------------------------
   54    12/31/99                          19,790                         26,683
--------------------------------------------------------------------------------

Fund returns are net of all fees and costs, while the Index returns are based solely on market returns without deduction for fees or transaction costs for rebalancing.

================================================================================

U.S. Equity Fund

--------------------------------------------------------------------------------
[LOGO]  UBS
        Investment Funds

Industry Diversification

As a Percent of Net Assets
As of December 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

U.S. EQUITIES
Energy......................................      0.57%
Capital Investment
  Capital Goods.............................      5.02
  Technology................................     16.51
                                               -------
                                                 21.53
Basic Industries
  Chemicals.................................      2.50
  Housing/Paper.............................      8.31
  Metals....................................      3.80
                                               -------
                                                 14.61
Consumer
  Non-Durables..............................      2.06
  Retail/Apparel............................      5.53
  Autos/Durables............................      3.63
  Health: Drugs.............................      5.60
  Health: Non-Drugs.........................      5.00
                                               -------
                                                 21.82

Financial
  Banks.....................................      8.67%
  Non-Banks.................................      4.93
                                               -------
                                                 13.60
Utilities
  Electric..................................      7.07
  Telephone.................................      3.42
                                               -------
                                                 10.49
Transportation..............................      7.85
Services/Misc...............................      5.73
                                               -------
     Total U.S. Equities....................     96.20*

SHORT-TERM INVESTMENTS......................      3.52*
                                               -------
     TOTAL INVESTMENTS......................     99.72
CASH AND OTHER ASSETS,
LESS LIABILITIES............................      0.28
                                               -------
NET ASSETS..................................    100.00%
                                               =======


--------------------------------------------------------------------------------
*The Fund held a long position in stock index futures which increased U.S. Equity exposure from 96.20% to 99.66%. This adjustment results in a net decrease in the Fund's exposure to Short-Term Investments from 3.52% to 0.06%.

Top Ten U.S. Equity Holdings

As of December 31, 1999 (Unaudited)
                                                  Percent of
                                                  Net Assets
--------------------------------------------------------------
 1. FDX Corp.                                          3.66%
 2. Electronic Data Systems Corp.                      3.54
 3. Burlington Northern Santa Fe Corp.                 2.97
 4. General Instrument Corp.                           2.59
 5. CIGNA Corp.                                        2.39
 6. Allergan, Inc.                                     2.18
 7. Compuware Corp.                                    2.17
 8. Compaq Computer Corp.                              2.05
 9. Nextel Communications, Inc., Class A               2.03
10. First Data Corp.                                   1.97
--------------------------------------------------------------

================================================================================
18

                  U.S. Equity Fund -- Schedule of Investments


December 31, 1999 (Unaudited)

--------------------------------------------------------------------------------

                                                           Shares      Value
                                                         ---------- ------------
U.S. Equities -- 96.20%
Advanced Micro Devices, Inc. (b)......................      259,900 $  7,520,856
Allergan, Inc.........................................      221,400   11,014,650
Alza Corp. (b)........................................      105,800    3,663,325
American Standard Companies., Inc. (b)................      126,800    5,816,950
AmSouth Bancorp.......................................      148,209    2,862,286
Aon Corp..............................................      140,350    5,614,000
Armstrong World Industries, Inc.......................       33,500    1,118,063
Baxter International, Inc.............................      135,100    8,485,969
Burlington Northern Santa Fe Corp.....................      616,900   14,959,825
Central & South West Corp.............................      335,000    6,700,000
Champion Enterprises, Inc. (b)........................      108,100      925,606
Champion International Corp...........................       38,300    2,372,206
Chase Manhattan Corp..................................      106,700    8,289,256
CIGNA Corp............................................      149,650   12,056,178
Circuit City Stores-Circuit City Group................      101,700    4,582,856
CMS Energy Corp.......................................      113,750    3,547,578
CommScope, Inc. (b)...................................       44,899    1,809,991
Compaq Computer Corp..................................      382,500   10,351,406
Computer Sciences Corp. (b)...........................       84,400    7,986,350
Compuware Corp. (b)...................................      294,500   10,970,125
Consolidated Stores Corp. (b).........................      151,900    2,468,375
Corning, Inc..........................................       40,700    5,247,756
Covance, Inc. (b).....................................      107,550    1,162,884
Delhaize America, Inc.................................       77,232    1,568,775
Dial Corp.............................................       87,200    2,120,050
Dominion Resources, Inc...............................      169,400    6,648,950
Eastman Chemical Co...................................       67,950    3,240,366
Electronic Data Systems Corp..........................      266,900   17,865,619
Eli Lilly and Co......................................       57,700    3,837,050
Emerson Electric Co...................................      153,700    8,818,537
Entergy Corp..........................................      236,500    6,089,875
FDX Corp. (b).........................................      451,600   18,487,375
Federal-Mogul Corp....................................      171,300    3,447,413
Federated Department Stores, Inc. (b).................       44,300    2,239,919
First Data Corp.......................................      201,430    9,933,017
Fleet Boston Financial Corp...........................      233,955    8,144,558
Fleetwood Enterprises, Inc............................       78,700    1,623,188
Fort James Corp.......................................      213,600    5,847,300
Gateway Inc. (b)......................................       53,300    3,840,931
GATX Corp.............................................       49,400    1,667,250
General Instrument Corp...............................      153,450   13,043,250
Genzyme Corp. (b).....................................       81,450    3,665,250
GreenPoint Financial Corp.............................      236,900    5,641,181
Hibernia Corp.........................................      179,250    1,904,531
Household International, Inc..........................      199,600    7,435,100
Illinois Tool Works, Inc..............................      139,300    9,411,456
IMC Global, Inc.......................................      262,800    4,303,350
Johnson Controls, Inc.................................       79,000    4,493,125
Kimberly-Clark Corp...................................      135,750    8,857,687
Kroger Co. (b)........................................      102,200    1,929,025
Lafarge Corp..........................................       98,400    2,718,300
Lear Corp. (b)........................................      151,350    4,843,200
Lexmark International Group, Inc. (b).................       30,500    2,760,250
Lincoln National Corp.................................       60,300    2,412,000
Lockheed Martin Corp..................................      237,352    5,192,075
Lyondell Chemical Co..................................      177,250    2,259,938
Martin Marietta Materials, Inc........................       73,707    3,021,987
Masco Corp............................................      384,600    9,759,225
Mattel, Inc...........................................      387,600    5,087,250
Mead Corp.............................................       79,000    3,431,563
Monsanto Co...........................................      129,400    4,609,875
National Service Industries, Inc......................       60,600    1,787,700
New York Times Co.....................................      107,200    5,266,200
Newell Rubbermaid, Inc................................      250,700    7,270,300
Nextel Communications, Inc., Class A (b)..............       99,350   10,245,469
Norfolk Southern Corp.................................      218,500    4,479,250
Owens-Illinois, Inc. (b)..............................       67,900    1,701,744
Peco Energy Co........................................      111,000    3,857,250
Pentair, Inc..........................................       83,800    3,226,300
Philip Morris Companies, Inc..........................      195,550    4,534,316
PNC Bank Corp.........................................      100,400    4,467,800
Praxair, Inc..........................................       55,600    2,797,375
Raytheon Co., Class B.................................      229,650    6,100,078
Reliaster Financial Corp..............................       60,600    2,374,763
SBC Communications, Inc...............................      143,500    6,995,625
Southdown, Inc........................................       85,140    4,395,352
St. Jude Medical, Inc. (b)............................      174,500    5,354,969
Torchmark Corp........................................       82,600    2,400,563
Tyson Foods, Inc......................................      229,250    3,725,312
U.S. Bancorp..........................................      158,141    3,765,733
Ultramar Diamond Shamrock Corp........................      127,018    2,881,721
Unisys Corp. (b)......................................       99,500    3,177,781
United Healthcare Corp................................      123,300    6,550,312
USG Corp..............................................       56,500    2,662,563
Viad Corp.............................................      121,150    3,377,056
W.W. Grainger, Inc....................................       80,400    3,844,125
Watson Pharmaceutical Co. (b).........................      143,400    5,135,512
Wells Fargo and Co....................................      215,200    8,702,150
Westvaco Corp.........................................      100,200    3,269,025
Xerox Corp............................................      297,300    6,744,994
York International Corp...............................       92,600    2,540,713
                                                                    ------------
Total U.S. Equities (Cost $439,940,416)...............               485,358,333
                                                                    ------------

Short-Term Investments -- 3.52%
Investment Companies -- 3.52%
Brinson Supplementary Trust U.S.
  Cash Management
  Prime Fund (Cost $17,738,488).......................   17,738,488   17,738,488
                                                                    ------------
Total Investments
  (Cost $457,678,904) -- 99.72% (a)...................               503,096,821
Cash and other assets, less liabilities -- 0.28%......                 1,405,055
                                                                    ------------
Net Assets -- 100%....................................              $504,501,876
                                                                    ============


              See accompanying notes to schedule of investments.

================================================================================

                  U.S. Equity Fund -- Schedule of Investments


December 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

NOTES TO SCHEDULE OF INVESTMENTS
(a) Aggregate cost for federal income tax purposes was $457,678,904; and net unrealized appreciation consisted of:

          Gross unrealized appreciation...............      $  97,065,747
          Gross unrealized depreciation...............        (51,647,830)
                                                            -------------
               Net unrealized appreciation............      $  45,417,917
                                                            =============

(b) Non-income producing security.

FUTURES CONTRACTS

The U.S. Equity Fund had the following open futures contracts as of December 31, 1999:

                                                       Expiration                   Current    Unrealized
                                                           Date        Cost          Value        Gain
                                                       ----------   ------------  -----------  ----------
          Index Futures Buy Contracts
          Standard & Poor's 500, 47 contracts.......    March 2000  $17,310,345   $17,439,350    $129,005
                                                                                                 ========


The segregated cash pledged to cover margin requirements for the open futures positions at December 31, 1999 was $956,250. 20


                See accompanying notes to financial statements.

================================================================================
20

                   U.S. Equity Fund -- Financial Statements

--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1999 (Unaudited)
ASSETS:
 Investments, at value:
   Unaffiliated issuers (Cost $439,940,416)........................................     $    485,358,333
    Affiliated issuers (Cost $17,738,488)..........................................           17,738,488
 Cash..............................................................................              915,483
 Receivables:
   Dividends.......................................................................              948,360
   Interest........................................................................                8,302
   Variation margin................................................................               39,950
 Other assets......................................................................                7,343
                                                                                        ----------------
     TOTAL ASSETS..................................................................          505,016,259
                                                                                        ----------------

LIABILITIES:
 Payables:
   Investment securities purchased.................................................              203,681
   Investment advisory fees........................................................              310,702
                                                                                        ----------------
     TOTAL LIABILITIES.............................................................              514,383
                                                                                        ----------------
NET ASSETS.........................................................................     $    504,501,876
                                                                                        ================

NET ASSETS CONSIST OF:
 Paid in capital...................................................................     $    447,548,416
 Accumulated undistributed net investment income...................................            2,575,151
 Accumulated net realized gain.....................................................            8,831,387
 Net unrealized appreciation.......................................................           45,546,922
                                                                                        ----------------
     NET ASSETS....................................................................     $    504,501,876
                                                                                        ================

OFFERING PRICE PER SHARE:
 Brinson Class I:
   Net asset value, offering price and redemption price per share (Based on
    net assets of $445,593,097 and 26,487,668 shares issued and outstanding).......     $          16.82
                                                                                        ================
 Brinson Class N:
   Net asset value, offering price and redemption price per share (Based on
    net assets of $8,136,405 and 485,875 shares issued and outstanding)............     $          16.75
                                                                                        ================
 UBS Investment Funds Class:
   Net asset value, offering price and redemption price per share (Based on
    net assets of $50,772,374 and 3,032,044 shares issued and outstanding).........     $          16.75
                                                                                        ================

                See accompanying notes to financial statements.

================================================================================

                   U.S. Equity Fund -- Financial Statements

--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED DECEMBER 31, 1999 (Unaudited)

INVESTMENT INCOME:
  Dividends.....................................................  $   4,864,406
  Interest......................................................        489,563
                                                                  -------------
        TOTAL INCOME............................................      5,353,969
                                                                  -------------
EXPENSES:
  Advisory......................................................      2,275,632
  Distribution..................................................        167,143
  Administration................................................         29,871
  Other.........................................................        302,235
                                                                  -------------
        TOTAL EXPENSES..........................................      2,774,881
        Earnings credits........................................           (528)
        NET EXPENSES............................................      2,774,353
                                                                  -------------
        NET INVESTMENT INCOME...................................      2,579,616
                                                                  -------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
  Net realized gain on:
   Investments..................................................     16,528,414
   Futures contracts............................................      1,121,164
                                                                  -------------
        Net realized gain.......................................     17,649,578
                                                                  -------------
  Change in net unrealized appreciation or depreciation on:
   Investments..................................................   (123,031,905)
   Futures contracts............................................        129,005
                                                                  -------------
        Change in net unrealized appreciation or depreciation...   (122,902,900)
                                                                  -------------
  Net realized and unrealized loss..............................   (105,253,322)
                                                                  -------------
  Net decrease in net assets resulting from operations..........  $(102,673,706)
                                                                  =============

                See accompanying notes to financial statements

================================================================================
22

                   U.S. Equity Fund -- Financial Statements

--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSET

                                                                                      Six Months Ended        Year
                                                                                     December 31, 1999        Ended
                                                                                        (Unaudited)       June 30, 1999
                                                                                     -----------------   -----------------
OPERATIONS:
  Net investment income...........................................................   $       2,579,616   $       5,562,471
  Net realized gain...............................................................          17,649,578          53,949,031
  Change in net unrealized appreciation or depreciation...........................        (122,902,900)         51,667,938
                                                                                     -----------------   -----------------
  Net increase (decrease) in net assets resulting from operations.................        (102,673,706)        111,179,440
                                                                                     -----------------   -----------------

DISTRIBUTIONS TO SHAREHOLDERS:
  Distributions from net investment income:
    Brinson Class I...............................................................          (1,354,936)         (5,223,351)
    Brinson Class N...............................................................             (12,687)            (28,171)
    UBS Investment Funds Class....................................................                  --            (190,578)
  Distributions from net realized gain:
    Brinson Class I...............................................................         (46,078,258)        (36,404,562)
    Brinson Class N...............................................................            (773,650)           (234,496)
    UBS Investment Funds Class....................................................          (5,191,383)         (3,937,537)
                                                                                     -----------------   -----------------
  Total distributions to shareholders.............................................         (53,410,914)        (46,018,695)
                                                                                     -----------------   -----------------

CAPITAL SHARE TRANSACTIONS:
  Shares sold.....................................................................          70,513,579         283,730,686
  Shares issued in connection with the acquisition of the UBS Value Equity Fund...                  --          23,269,419
  Shares issued on reinvestment of distributions..................................          48,416,091          42,645,369
  Shares redeemed.................................................................        (248,393,696)       (285,854,547)
                                                                                     -----------------   -----------------
  Net increase (decrease) in net assets resulting from capital share transactions.        (129,464,026)         63,790,927
                                                                                     -----------------   -----------------
       TOTAL INCREASE (DECREASE) IN NET ASSETS....................................        (285,548,646)        128,951,672
                                                                                     -----------------   -----------------
NET ASSETS:
  Beginning of period.............................................................         790,050,522         661,098,850
                                                                                     -----------------   -----------------
  End of period (including accumulated undistributed net investment income of
  $2,575,151 and $1,363,158, respectively)........................................   $     504,501,876   $     790,050,522
                                                                                     =================   =================

                See accompanying notes to financial statements.

================================================================================

                   U.S. Equity Fund -- Financial Highlights

--------------------------------------------------------------------------------

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

                                                             Six Months Ended                                       August 31, 1995*
                                                             December 31, 1999           Year Ended June 30,           Through
                                                                                  ---------------------------------
UBS Investment Funds Class                                      (Unaudited)          1999        1998        1997    June 30, 1996
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period.......................      $   21.39        $   19.83   $   17.59   $   14.58    $   11.94
                                                                 ---------        ---------   ---------   ---------    ---------
 Income (loss) from investment operations:
  Net investment income....................................           0.08**           0.06**      0.09        0.11         0.10
  Net realized and unrealized gain (loss)..................          (2.90)            2.67        3.38        4.22         2.92
                                                                 ---------        ---------   ---------   ---------    ---------
     Total income (loss) from
       investment operations.................................        (2.82)            2.73        3.47        4.33         3.02
                                                                 ---------        ---------   ---------   ---------    ---------
 Less distributions:
   Distributions from net investment income................          (0.05)           (0.05)      (0.10)      (0.09)       (0.13)
   Distributions from net realized gain....................          (1.77)           (1.12)      (1.13)      (1.23)       (0.25)
                                                                 ---------        ---------   ---------   ---------    ---------
     Total distributions...................................          (1.82)           (1.17)      (1.23)      (1.32)       (0.38)
                                                                 ---------        ---------   ---------   ---------    ---------
Net asset value, end of period.............................      $   16.75        $   21.39   $   19.83   $   17.59    $   14.58
                                                                 =========        =========   =========   =========    =========

Total return (non-annualized)..............................          (4.51)%          14.63%      20.80%      31.28%       25.70%
Ratios/Supplemental data:
   Net assets, end of period (in 000s).....................      $  50,772        $  69,167   $  55,063   $  35,039    $   5,387
   Ratio of expenses to average net assets:
       Before expense reimbursement
        and earnings credits...............................           1.32%***         1.32%       1.32%       1.41%        1.66%***
       After expense reimbursement
         and earnings credits..............................            N/A              N/A         N/A        1.32%        1.32%***
   Ratio of net investment income to average net assets:
       Before expense reimbursement
         and earnings credits..............................           0.32%***         0.30%       0.60%       0.54%        0.61%***
       After expense reimbursement
         and earnings credits..............................            N/A              N/A         N/A        0.63%        0.95%***
   Portfolio turnover rate.................................             26%              48%         42%         43%          36%

   *  Commencement of UBS Investment Funds Class
  ** The net investment income per share data was determined by using average shares outstanding throughout the period.
 ***  Annualized
N/A = Not Applicable

                See accompanying notes to financial statements.

================================================================================
24

U.S. Large Capitalization Equity Fund

--------------------------------------------------------------------------------
[LOGO]  UBS
        Investment Funds

Since its inception on April 30, 1998, the UBS Investment Fund -- U.S. Large Capitalization Equity has provided an annualized return of -4.06% compared to the 19.85% return of its benchmark, the S&P 500 Equity Index. Results for the one-year period were also disappointing, with the Fund returning -11.39% versus the benchmark return of 21.04%. While these results are well below our expectations, we feel the Fund is very well positioned to take advantage of the current market environment--which has seen many sectors and market segments driven to extreme levels of over- and under-valuation.

For 1999, market exposure detracted very modestly from active returns, consistent with a slightly below market beta and very strong returns. Results suffered from a meaningful underweight in the high momentum, high price/earnings and large capitalization stocks. Our Fund has minimal exposure to such stocks based upon our valuation analysis, which indicates they are meaningfully overvalued. Industry exposures also detracted from active returns, with negative contributions from the relative underweights in semiconductors and computer software and overweights in railroads and tobacco. These negative returns were only partially offset by positive contributions from our underweights in food and beverages, drugs and specialty retail and overweights in information services.

Stock selection had the largest negative impact on active returns for the full year. The strongest contributors were Corning, First Data and Computer Sciences while the biggest detractors were Xerox, Lockheed Martin, FDX Corp., and Raytheon. Given the momentum orientation of the current market environment, companies that reported any disappointment in expected earnings were heavily penalized.

A relatively narrow segment of the largest capitalization stocks, especially in the technology sector, continued to dominate market performance. Technology, with a return of 79% for the year, had the best return of any sector and its heavy weighting in the S&P 500 Index (30% at year-end) resulted in contributing about 67% of the Index's year-to-date return. We believe investors have been too willing to pay significant premiums for the perception of strong top-line growth and to assume strong relative earnings growth far into the future. We remain convinced that there are greater relative values away from such issues, which are dominated by momentum investors. Specifically, the Fund's most important factor exposures, as we enter 2000, include underweights in size, momentum and growth and overweights in the traditional value measures of earnings/ price, book/price and yield. From an industry standpoint, the Fund is underweight in technology hardware, retail, drugs and energy and overweight in transportation, banks, information services and electric utilities.

================================================================================

U.S. Large Capitalization Equity Fund

--------------------------------------------------------------------------------
[LOGO]  UBS
        Investment Funds

Total Return

                                                                 6 months      1 year      4/30/98*
                                                                  ended        ended          to
                                                                 12/31/99     12/31/99     12/31/99
---------------------------------------------------------------------------------------------------
UBS Investment Fund -- U.S. Large Capitalization Equity           -17.78%      -11.39%      -4.06%
---------------------------------------------------------------------------------------------------
S&P 500 Equity Index                                                7.71        21.04       19.85
---------------------------------------------------------------------------------------------------

* Performance inception date of the UBS Investment Fund -- U.S. Large Capitalization Equity.

Total return includes reinvestment of all capital gain and income distributions.

All total returns in excess of 1 year are average annualized returns.


Illustration of an Assumed Investment of $10,000

This chart shows the growth in the value of an investment in the UBS Investment Fund -- U.S. Large Capitalization Equity and the S&P 500 Equity Index if you had invested $10,000 on April 30, 1998, and had reinvested all your income dividends and capital gain distributions through December 31, 1999. No adjustment has been made for any income taxes payable by shareholders on income dividends and capital gain distributions. Past performance is no guarantee of future results. Share price and return will vary with market conditions; investors may realize a gain or loss upon redemption.

UBS Investment Fund -- U.S. Large Capitalization Equity vs. S&P 500 Equity Index
Wealth Value with Dividends Reinvested

-----------------------------------------------------------------------------------
               Label                         A                         B
-----------------------------------------------------------------------------------
                                     UBS Investment Fund
Label                               U.S. Large Cap Equity         S&P 500 Index
-----------------------------------------------------------------------------------
     1              4/30/98                10,000                     10,000
-----------------------------------------------------------------------------------
     2                 5/98                 9,827                      9,828
-----------------------------------------------------------------------------------
     3                 6/98                 9,968                     10,227
-----------------------------------------------------------------------------------
     4                 7/98                 9,774                     10,118
-----------------------------------------------------------------------------------
     5                 8/98                 8,481                      8,655
-----------------------------------------------------------------------------------
     6                 9/98                 9,133                      9,210
-----------------------------------------------------------------------------------
     7                10/98                 9,795                      9,959
-----------------------------------------------------------------------------------
     8                11/98                10,212                     10,563
-----------------------------------------------------------------------------------
     9                12/98                10,529                     11,171
-----------------------------------------------------------------------------------
    10                 1/99                10,601                     11,638
-----------------------------------------------------------------------------------
    11                 2/99                10,263                     11,277
-----------------------------------------------------------------------------------
    12                 3/99                10,509                     11,728
-----------------------------------------------------------------------------------
    13                 4/99                11,400                     12,182
-----------------------------------------------------------------------------------
    14                 5/99                11,062                     11,894
-----------------------------------------------------------------------------------
    15                 6/99                11,349                     12,555
-----------------------------------------------------------------------------------
    16                 7/99                10,836                     12,163
-----------------------------------------------------------------------------------
    17                 8/99                10,518                     12,102
-----------------------------------------------------------------------------------
    18                 9/99                 9,596                     11,771
-----------------------------------------------------------------------------------
    19                10/99                 9,565                     12,516
-----------------------------------------------------------------------------------
    20                11/99                 9,473                     12,770
-----------------------------------------------------------------------------------
    21                12/99                 9,331                     12,522
-----------------------------------------------------------------------------------

Fund returns are net of all fees and costs, while the Index returns are based solely on market returns without deduction for fees or transaction costs for rebalancing.

================================================================================
26

                     U.S. Large Capitalization Equity Fund

--------------------------------------------------------------------------------
[LOGO]  UBS
        Investment Funds

As a Percent of Net Assets
As of December 31, 1999 (Unaudited)
-------------------------------------------------------------------
U.S. EQUITIES
Capital Investment
  Capital Goods.........................................      5.33%
  Technology............................................     19.11
                                                           -------
                                                             24.44
Basic Industries
  Chemicals.............................................      0.93
  Housing/Paper.........................................      2.94
  Metals................................................      6.35
                                                           -------
                                                             10.22
Consumer
  Non-Durables..........................................      1.50
  Retail/Apparel........................................      5.61
  Health: Drugs.........................................      2.80
  Health: Non-Drugs.....................................      5.20
                                                           -------
                                                             15.11
Financial
  Banks.................................................     11.04%
  Non-Banks.............................................      5.85
                                                           -------
                                                             16.89
Utilities
  Electric..............................................      8.76
  Telephone.............................................      2.32
                                                           -------
                                                             11.08

Transportation..........................................     12.54
Services/Miscellaneous..................................      5.76
                                                           -------
     Total U.S. Equities................................     96.04*

SHORT-TERM INVESTMENTS..................................      3.43*
                                                           -------
     TOTAL INVESTMENTS..................................     99.47
CASH AND OTHER ASSETS,
     LESS LIABILITIES...................................      0.53
                                                           -------
NET ASSETS..............................................    100.00%
                                                           =======

--------------------------------------------------------------------------------

* The Fund held a long position in stock index futures which increased U.S. Equity exposure from 96.04% to 99.79%. This adjustment results in a net decrease in the Fund's exposure to Short-Term Investments from 3.43% to -0.32%

Top 10 U.S. Equity Holdings

As of December 31, 1999 (Unaudited)
                                                        Percent of
                                                        Net Assets
------------------------------------------------------------------
 1. FDX Corp.                                                 6.12%
 2. Electronic Data Systems Corp.                             5.91
 3. Burlington Northern Santa Fe Corp.                        4.95
 4. CIGNA Corp.                                               3.99
 5. Compuware Corp.                                           3.63
 6. Compaq Computer Corp.                                     3.42
 7. First Data Corp.                                          3.29
 8. Masco Corp.                                               3.23
 9. Illinois Tool Works, Inc.                                 3.12
10. Kimberly-Clark Corp.                                      2.93
------------------------------------------------------------------

================================================================================

       U.S. Large Capitalization Equity Fund -- Schedule of Investments


December 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

                                                   Shares            Value
                                                ------------      ------------
U.S. Equities -- 96.04%
Aon Corp......................................        13,750      $    550,000
Baxter International, Inc.....................        13,200           829,125
Burlington Northern Santa Fe Corp.............        60,500         1,467,125
Central & South West Corp.....................        32,800           656,000
Chase Manhattan Corp..........................        10,500           815,719
CIGNA Corp....................................        14,700         1,184,269
Compaq Computer Corp..........................        37,500         1,014,844
Computer Sciences Corp. (b)...................         8,300           785,388
Compuware Corp. (b)...........................        28,900         1,076,525
Corning, Inc..................................         4,000           515,750
Covance, Inc. (b).............................         6,500            70,281
Dominion Resources, Inc.......................        16,600           651,550
Electronic Data Systems Corp..................        26,200         1,753,762
Eli Lilly and Co..............................         5,700           379,050
Emerson Electric Co...........................        15,100           866,363
Entergy Corp..................................        16,400           422,300
FDX Corp. (b).................................        44,300         1,813,531
First Data Corp...............................        19,800           976,387
Fleet Boston Financial Corp...................        22,985           800,165
Gateway, Inc. (b).............................         5,200           374,725
Household International, Inc..................        19,600           730,100
Illinois Tool Works, Inc......................        13,700           925,606
Kimberly-Clark Corp...........................        13,300           867,825
Kroger Co. (b)................................        10,000           188,750
Lexmark International Group, Inc. (b).........         2,900           262,450
Lockheed Martin Corp..........................        21,400           468,125
Masco Corp....................................        37,700           956,637
Mattel, Inc...................................        38,000           498,750
Monsanto Co...................................        12,700           452,438
Newell Rubbermaid, Inc........................        24,600           713,400
Norfolk Southern Corp.........................        21,400           438,700
Philip Morris Companies, Inc..................        19,200           445,200
PNC Bank Corp.................................         9,800           436,100
Praxair, Inc..................................         5,500           276,719
Raytheon Co., Class B.........................        22,500           597,656
SBC Communications, Inc.......................        14,100           687,375
U.S. Bancorp..................................        15,500           369,094
United Healthcare Corp........................        12,100           642,813
Wells Fargo and Co............................        21,100           853,231
Xerox Corp....................................        29,200           662,475
                                                                  ------------
Total U.S. Equities (Cost $31,220,080)........                      28,476,303
                                                                  ------------

Short Term Investments -- 3.43%
Investment Companies -- 3.43%
Brinson Supplementary Trust U.S. Cash
  Management Prime Fund (Cost $1,018,306).....     1,018,306         1,018,306
                                                                  ------------

Total Investments
  (Cost $32,238,386) -- 99.47% (a)............                      29,494,609

Cash and other assets,
  less liabilities -- 0.53%...................                         156,596
                                                                  ------------
Net Assets -- 100%............................                    $ 29,651,205
                                                                  ============


NOTES TO SCHEDULE OF INVESTMENTS

(a) Aggregate cost for federal income tax purposes was $32,238,386; and net unrealized depreciation consisted of:

      Gross unrealized appreciation.............  $    1,215,839
      Gross unrealized depreciation.............      (3,959,616)
                                                  --------------
          Net unrealized depreciation...........  $   (2,743,777)
                                                  ==============

(b) Non-income producing security

FUTURES CONTRACTS

The U.S. Large Capitalization Equity Fund had the following open futures contracts as of December 31, 1999:

                                                      Expiration                  Current      Unrealized
                                                         Date          Cost        Value         Gain
                                                      ----------    ----------   ----------   -----------
      Index Futures Buy Contracts
      Standard & Poor's 500, 3 contracts........      March 2000    $1,108,514   $1,113,150     $   4,636
                                                                                              ===========

The segregated cash pledged to cover margin requirements for the open futures positions at December 31, 1999 was $93,750.

               See accompanying notes to financial statements.

================================================================================
28

                   U. S. Large Capitalization Equity Fund--Financial Statements


--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1999 (Unaudited)

ASSETS:
 Investments, at value:
  Unaffiliated issuers (Cost $31,220,080)...........................................................  $  28,476,303
  Affiliated issuers (Cost $1,018,306)..............................................................      1,018,306
 Cash...............................................................................................        106,990
 Receivables:
  Dividends.........................................................................................         52,604
  Interest..........................................................................................            752
  Variation margin..................................................................................          2,843
 Other assets.......................................................................................         19,431
                                                                                                      -------------
      TOTAL ASSETS..................................................................................     29,677,229
                                                                                                      -------------

LIABILITIES:
 Payables:
  Investment advisory fees..........................................................................          6,834
  Accrued expenses..................................................................................         19,190
                                                                                                      -------------
      TOTAL LIABILITIES.............................................................................         26,024
                                                                                                      -------------
NET ASSETS..........................................................................................  $  29,651,205
                                                                                                      =============

NET ASSETS CONSIST OF:
 Paid in capital....................................................................................  $  34,129,717
 Accumulated undistributed net investment income....................................................         16,008
 Distributions in excess of net realized gain.......................................................     (1,755,379)
 Net unrealized depreciation........................................................................     (2,739,141)
                                                                                                      -------------
      NET ASSETS....................................................................................  $  29,651,205
                                                                                                      =============

OFFERING PRICE PER SHARE:
 Brinson Class I:
   Net asset value, offering price and redemption price per share (Based on net assets of
    $29,011,865 and 3,569,134 shares issued and outstanding)........................................  $        8.13
                                                                                                      =============

Brinson Class N:
   Net asset value, offering price and redemption price per share (Based on net assets of
    $562,411 and 68,872 shares issued and outstanding)..............................................  $        8.17
                                                                                                      =============

UBS Investment Funds Class:
   Net asset value, offering price and redemption price per share (Based on net assets of
    $76,929 and 9,516 shares issued and outstanding)................................................  $        8.08
                                                                                                      =============


                See accompanying notes to financial statements.

================================================================================

                    U. S. Large Capitalization Equity Fund--Financial Statements

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED DECEMBER 31, 1999 (Unaudited)

INVESTMENT INCOME:
  Dividends............................................................................    $   201,610
  Interest.............................................................................         31,884
                                                                                           -----------
        TOTAL INCOME...................................................................        233,494
                                                                                           -----------

EXPENSES:
  Advisory.............................................................................         85,880
  Registration.........................................................................         25,734
  Professional.........................................................................         19,450
  Printing.............................................................................          8,030
  Distribution.........................................................................          2,932
  Other................................................................................          5,285
                                                                                           -----------
        TOTAL EXPENSES.................................................................        147,311
        Expenses deferred by Advisor...................................................        (46,252)
        Earnings credits...............................................................            (15)
                                                                                           -----------
        NET EXPENSES...................................................................        101,044
                                                                                           -----------
        NET INVESTMENT INCOME..........................................................        132,450
                                                                                           -----------
NET REALIZED AND UNREALIZED GAIN (LOSS):
  Net realized gain on:
   Investments.........................................................................         89,048
   Futures contracts...................................................................         71,238
                                                                                           -----------
        Net realized gain..............................................................        160,286
                                                                                           -----------
   Change in net unrealized appreciation or depreciation on:
    Investments........................................................................     (4,939,653)
        Futures contracts..............................................................          4,636
                                                                                           -----------
        Change in net unrealized appreciation or depreciation..........................     (4,935,017)
                                                                                           -----------
 Net realized and unrealized loss......................................................     (4,774,731)
                                                                                           -----------
 Net decrease in net assets resulting from operations..................................    $(4,642,281)
                                                                                           ===========

                See accompanying notes to financial statements.

================================================================================
30

                    U. S. Large Capitalization Equity Fund--Financial Statements

--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                Six Months Ended             Year
                                                                                December 31, 1999           Ended
                                                                                   (Unaudited)          June 30, 1999
                                                                                -----------------       -------------
OPERATIONS:
 Net investment income.........................................................     $   132,450          $    185,687
 Net realized gain.............................................................         160,286               339,283
 Change in net unrealized appreciation or depreciation.........................      (4,935,017)            2,374,562
                                                                                    -----------          ------------
 Net increase (decrease) in net assets resulting from operations...............      (4,642,281)            2,899,532
                                                                                    -----------          ------------

DISTRIBUTIONS TO SHAREHOLDERS:
 Distributions from net investment income:
   Brinson Class I.............................................................        (193,937)              (87,626)
   Brinson Class N.............................................................          (3,265)              (69,880)
   UBS Investment Funds Class..................................................            (496)                  (12)

 Distributions in excess of net realized gain:
   Brinson Class I.............................................................      (2,112,125)                   --
   Brinson Class N.............................................................         (67,253)                   --
   UBS Investment Funds Class..................................................          (6,269)                   --
                                                                                    -----------          ------------
 Total distributions to shareholders...........................................      (2,383,345)             (157,518)
                                                                                    -----------          ------------

CAPITAL SHARE TRANSACTIONS:
 Shares sold...................................................................      17,125,025            24,853,429
 Shares issued on reinvestment of distributions................................       1,897,089               147,324
 Shares redeemed...............................................................      (8,774,987)          (17,500,436)
                                                                                    -----------          ------------
 Net increase in net assets resulting from capital share transactions..........      10,247,127             7,500,317
                                                                                    -----------          ------------
       TOTAL INCREASE IN NET ASSETS............................................       3,221,501            10,242,331
                                                                                    -----------          ------------

NET ASSETS:
 Beginning of period...........................................................      26,429,704            16,187,373
                                                                                    -----------          ------------
 End of period (including accumulated undistributed net investment
  income of $16,008 and $81,256, respectively).................................     $29,651,205          $ 26,429,704
                                                                                    ===========          ============

                See accompanying notes to financial statements.

================================================================================

                    U. S. Large Capitalization Equity Fund--Financial Highlights

--------------------------------------------------------------------------------
The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

                                                                    Six Months Ended       Year        April 6, 1998*
                                                                    December 31, 1999      Ended          Through
UBS Investment Funds Class                                             (Unaudited)     June 30, 1999   June 30, 1998
---------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period............................        $  11.07          $  9.79          $ 10.00
                                                                         -------          -------          -------
 Income (loss) from investment operations:
   Net investment income........................................            0.05**           0.04**           0.02
   Net realized and unrealized gain (loss)......................           (2.01)            1.31            (0.22)
                                                                         -------          -------          -------
      Total income (loss) from investment operations............           (1.96)            1.35            (0.20)
                                                                         -------          -------          -------
 Less distributions:
   Distributions from net investment income.....................           (0.08)           (0.07)           (0.01)
   Distributions from and in excess of net realized gain........           (0.95)              --               --
                                                                         -------          -------          -------
      Total distributions.......................................           (1.03)           (0.07)           (0.01)
                                                                         -------          -------          -------
Net asset value, end of period..................................         $  8.08          $ 11.07          $  9.79
                                                                         =======          =======          =======
Total return (non-annualized)...................................          (11.39)%          13.86%           (2.06)%
Ratios/Supplemental data:
   Net assets, end of period (in 000s)..........................         $    77          $     6          $     1
   Ratio of expenses to average net assets:
    Before expense reimbursement and earnings credits...........            1.70%***         1.81%            2.11%***
    After expense reimbursement and earnings credits............            1.32%***         1.32%            1.32%***
   Ratio of net investment income to average net assets:
    Before expense reimbursement and earnings credits...........            0.20%***         0.05%            0.00%***
    After expense reimbursement and earnings credits............            0.58%***         0.54%            0.79%***
  Portfolio turnover rate.......................................              84%              88%              12%

  *Commencement of investment operations
 **The net investment income per share data was determined using average shares outstanding throughout the period.
***Annualized

                See accompanying notes to financial statements.

================================================================================
32

U.S. Large Capitalization Growth Fund

--------------------------------------------------------------------------------
[LOGO]  UBS
        Investment Funds

Since its performance inception on December 31, 1998, the UBS Investment
Fund -U.S. Large Capitalization Growth has returned 31.63%, compared to a return of 33.16% for the Russell 1000 Growth Index and a return of 21.04% for the S&P 500 Equity Index. The volatility for the Fund was 16.58% compared to 16.97% for the Russell 1000 and 12.94% for the S&P 500.

Just as last year, 1999 was a very good year to be a growth manager (the S&P 500 lagged the Russell Growth by 12%). The underlying forces, however, were quite different. The three key growth sectors in the U.S. stock market are technology, healthcare and consumer staples (over 70% of the benchmark). In 1999, only technology drove these positive returns, while in 1998 healthcare helped, and in 1997 consumer staples also aided returns. Indeed, by the end of the year technology comprised 45% of the benchmark and nearly 30% of the S&P 500, representing dramatic increases from just a few years ago. Another important trend in 1999 was the sharp increase in performance in smaller growth stocks in the second half of the year. This was mainly due to the broadening of the technology trend and the dramatic surge in Internet related issues.

Just as the slowdown in global growth had hurt the major consumer franchise companies such as Coca Cola in 1997, major healthcare companies lagged badly in 1999 under the threat of politically controlled drug prices. What had been one of the best areas in 1998 became one of the worst in 1999. Ironically, smaller healthcare companies, particularly in biotechnology, performed almost as well as smaller technology companies in the latter part of the year.

Our performance in 1999 benefited from stock selection, was hurt slightly by our sector weights, and was hurt more importantly by underweighting the price momentum factor in the market. Within the three major growth sectors, our stock selection was quite positive. The negative sector effect was mainly a result of overweighting financial stocks and modestly underweighting technology for most of the year.

A major challenge facing growth investors in the year 2000 is the extreme performance of the technology sector at the expense of other areas. This is particularly true after the dramatic gains in the last quarter of the year. We have used this opportunity to take profits in many issues and reduce our sector concentration to a below-average, though still meaningful level. We are having difficulty finding companies whose fundamental prospects are as attractive as our technology holdings, but we cannot ignore the excessive enthusiasm for this area. This reduction has funded new investments in attractive retail and consumer staple companies.


================================================================================

U.S. Large Capitalization Growth Fund

--------------------------------------------------------------------------------
[LOGO]  UBS
        Investment Funds

Total Return

                                                          6 months    12/31/98*
                                                          ended       to
                                                          12/31/99    12/31/99
--------------------------------------------------------------------------------
UBS Investment Fund -- U.S. Large Capitalization Growth     12.61%      31.63%
--------------------------------------------------------------------------------
S&P 500 Equity Index                                         7.71       21.04
--------------------------------------------------------------------------------
Russell 1000 Growth Index**                                 20.56       33.16
--------------------------------------------------------------------------------

 * Performance inception date of the UBS Investment Fund -- U.S. Large Capitalization Growth.
** The Advisor has chosen to change the Fund's benchmark index from the S&P 500 Equity Index to the Russell 1000 Growth Index due to the Advisor's determination that the Russell 1000 Growth Index more closely reflects the Fund's investment strategies.

Total return includes reinvestment of all capital gain and income distributions.

Illustration of an Assumed Investment of $10,000

This chart shows the growth in the value of an investment in the UBS Investment Fund -- U.S. Large Capitalization Growth, the S&P 500 Equity Index and the Russell 1000 Growth Index if you had invested $10,000 on December 31, 1998, and had reinvested all your income dividends and capital gain distributions through December 31, 1999.

No adjustment has been made for any income taxes payable by shareholders on income dividends and capital gain distributions. Past performance is no guarantee of future results. Share price and return will vary with market conditions; investors may realize a gain or loss upon redemption.

UBS Investment Fund -- U.S. Large Capitalization Growth vs. S&P 500 Equity Index and Russell 1000 Growth Index

Wealth Value with Dividends Reinvested

             U.S. Large Capitalization Growth     S&P 500 Index    Russell 1000
-------------------------------------------------------------------------------
   12/31/98                            10,000            10,000          10,000
-------------------------------------------------------------------------------
    1/31/99                            10,617            10,418          10,587
-------------------------------------------------------------------------------
    2/28/99                            10,152            10,094          10,104
-------------------------------------------------------------------------------
    3/31/99                            10,633            10,498          10,636
-------------------------------------------------------------------------------
    4/30/99                            11,030            10,905          10,649
-------------------------------------------------------------------------------
    5/31/99                            10,887            10,647          10,322
-------------------------------------------------------------------------------
    6/30/99                            11,698            11,238          11,045
-------------------------------------------------------------------------------
    7/31/99                            11,208            10,887          10,694
-------------------------------------------------------------------------------
    8/31/99                            11,191            10,834          10,869
-------------------------------------------------------------------------------
    9/30/99                            10,811            10,537          10,640
-------------------------------------------------------------------------------
   10/31/99                            11,394            11,203          11,000
-------------------------------------------------------------------------------
   11/31/99                            11,968            11,431          12,061
-------------------------------------------------------------------------------
   12/31/99                            13,163            12,104          13,316
-------------------------------------------------------------------------------

Fund returns are net of all fees and costs, while the Index returns are based solely on market returns without deduction for fees or transaction costs for rebalancing.

================================================================================
34

U.S. Large Capitalization Growth Fund

--------------------------------------------------------------------------------
[LOGO]  UBS
        Investment Funds

Industry Diversification

As a Percent of Net Assets
As of December 31, 1999 (Unaudited)
--------------------------------------------------------------------------------
U.S. EQUITIES
Energy............................   2.45%
Capital Investment
  Technology......................  19.79
  Electric Components.............   9.35
                                   ------
                                    29.14

Basic Industries
  Housing/Paper...................   1.54

Consumer
  Non-Durables....................   1.94
  Retail/Apparel..................  11.11
  Autos/Durables..................   0.77
  Health: Drugs...................   9.56
  Health: Non-Drugs...............   5.43
                                   ------
                                    28.81

Financial
  Non-Banks.......................   8.20%

Utilities
  Telephone.......................  16.09

Services/Miscellaneous............   7.03
                                   ------

         Total U.S. Equities......  93.26*
                                   ------

SHORT-TERM INVESTMENTS............   5.09*
                                   ------
      TOTAL INVESTMENTS...........  98.35
CASH AND OTHER ASSETS,
  LESS LIABILITIES................   1.65
                                   ------
NET ASSETS........................ 100.00%
                                   ======

--------------------------------------------------------------------------------
The Fund held a long position in stock index futures which increased U.S. Equity exposure from 93.26% to 100.10%. This adjustment results in a net decrease in the Fund's exposure to Short-Term Investments from 5.09% to -1.75%.



Top 10 U.S. Equity Holdings

As of December 31, 1999 (Unaudited)
                                     Percent of
                                     Net Assets
-----------------------------------------------
 1. Oracle Corp.                        4.08%
 2. QUALCOMM, Inc.                      3.90
 3. Sun Microsystems, Inc.              3.85
 4. Microsoft, Inc.                     3.66
 5. General Electric Co.                3.42
 6. Texas Instruments, Inc.             2.86
 7. Wal-Mart Stores, Inc.               2.80
 8. America On-Line, Inc.               2.64
 9. Immunex Corp.                       2.52
10. Dayton Hudson Corp.                 2.44
-----------------------------------------------




================================================================================

                  U.S. Large Capitalization Growth Fund--Schedule of Investments

December 31, 1999 (Unaudited)

--------------------------------------------------------------------------------

                                                           Shares      Value
                                                          --------  -----------
U.S. Equities -- 93.26%
3 Com Corp. (b)...........................................  2,900   $   136,300
AFLAC, Inc................................................  3,900       184,031
America On-Line, Inc. (b).................................  3,800       286,663
American Express Co.......................................  1,300       216,125
American International Group, Inc.........................  1,925       208,141
AT&T Corp.................................................  4,250       215,688
AT&T Corp.--Liberty Media Group, Inc. (b).................  4,056       230,178
Avon Products, Inc........................................  2,000        66,000
Bell Atlantic Corp........................................  1,300        80,031
BMC Software, Inc. (b)....................................  1,500       119,906
Boeing Co.................................................  2,000        83,125
Boston Scientific Corp. (b)...............................  5,400       118,125
Bristol-Myers Squibb Co...................................  2,400       154,050
CBS Corp. (b).............................................  3,000       191,813
Cisco Systems, Inc. (b)...................................  2,400       257,100
Citigroup, Inc............................................  2,800       155,575
Dayton Hudson Corp........................................  3,600       264,375
Electronic Data Systems Corp..............................  1,900       127,181
Federal Home Loan Association Co..........................  3,400       160,013
Gap, Inc..................................................  3,300       151,800
General Electric Co.......................................  2,400       371,400
Halliburton Co............................................  2,100        84,525
Immunex Corp. (b).........................................  2,500       273,281
Intel Corp................................................  1,900       156,394
International Business Machines Corp......................  2,300       248,400
Johnson & Johnson Co......................................  2,300       214,188
Lowe's Companies, Inc.....................................  2,800       167,300
Lucent Technologies, Inc..................................  2,500       187,031
MCI WorldCom, Inc. (b)....................................  3,600       191,025
Merck & Co., Inc..........................................  3,300       221,306
Merrill Lynch & Co........................................  1,800       150,300
Microsoft, Inc. (b).......................................  3,400       396,950
Motorola, Inc.............................................  1,200       176,700
Nike, Inc.................................................  2,000        99,125
Nortel Networks, Inc......................................  2,500       252,500
Oracle Corp. (b)..........................................  3,950       442,647
Pepsi Bottling Group, Inc.................................  6,100       101,031
Pfizer, Inc...............................................  6,400       207,600
Philip Morris Companies, Inc..............................  4,700       108,981
Proctor & Gamble Co.......................................  1,300       142,431
QUALCOMM, Inc. (b)........................................  2,400       423,000
Quintiles Transnational Corp. (b).........................  3,900        72,881
Safeway, Inc. (b).........................................  5,000       177,813
SBC Communications, Inc...................................  3,400       165,750
Schering Plough Corp......................................  4,300       181,406
Schlumberger Ltd..........................................  2,900       163,125
Sun Microsystems, Inc. (b)................................  5,400       418,162
Texas Instruments, Inc....................................  3,200       310,000
Time Warner, Inc..........................................  1,500       108,656
Transocean Offshore, Inc..................................    562        18,932
Tyco International Co.....................................  2,100        81,638
Wal-Mart Stores, Inc......................................  4,400       304,150
Walt Disney Co............................................  3,200        93,600
                                                                    -----------
Total Equities (Cost $8,120,194)..........................           10,118,448
                                                                    -----------
                                                           Face
                                                          Amount
                                                         ---------
Short-Term Investments -- 5.09%
Investment Companies -- 5.09%
Vista U.S. Government Money Market
Fund (Cost $551,964) (b)...............................  $ 551,964      551,964
                                                                    -----------
Total Investments
(Cost $8,672,158) -- 98.35% (a)........................              10,670,412
Cash and other assets,
less liabilities -- 1.65%..............................                 178,608
                                                                    -----------
Net Assets -- 100%.....................................             $10,849,020
                                                                    ===========
NOTES TO SCHEDULE OF INVESTMENTS

(a) Aggregate cost for federal income tax purposes was $8,672,158; and net unrealized appreciation consisted of:

        Gross unrealized appreciation........................    $  2,347,701
        Gross unrealized depreciation........................        (349,447)
                                                                 ------------
            Net unrealized appreciation......................    $  1,998,254
                                                                 ============

(b) Non-income producing security.

FUTURES CONTRACTS

The U.S. Large Capitalization Growth Fund had the following open futures contracts as of December 31, 1999:
                                        Expiration           Current  Unrealized
                                           Date      Cost     Value      Gain
                                        ---------- --------  -------  ----------
Index Futures Buy Contracts
Standard & Poor's 500, 2 contracts....  March 2000  731,314  742,100    $10,786
                                                                        =======

The segregated cash pledged to cover margin requirements for the open futures positions at December 31, 1999 was $18,750.


                See accompanying notes to financial statements.

================================================================================
36

        U.S. Large Capitalization Growth Fund -- Financial Statements

------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1999 (Unaudited)

ASSETS:
  Investments, at value:
    Unaffiliated issuers (Cost $8,672,158)......................................................    $  10,670,412
Cash............................................................................................          218,400
Receivables:
    Due from Advisor............................................................................            2,780
    Dividends...................................................................................            6,891
    Interest....................................................................................            3,678
    Variation margin............................................................................            1,768
                                                                                                    -------------
      TOTAL ASSETS..............................................................................       10,903,929
                                                                                                    -------------
LIABILITIES:
  Payables:
    Accrued expenses............................................................................           54,909
                                                                                                    -------------
      TOTAL LIABILITIES.........................................................................           54,909
                                                                                                    -------------
NET ASSETS......................................................................................    $  10,849,020
                                                                                                    =============
NET ASSETS CONSIST OF:
    Paid in capital.............................................................................    $   8,496,445
    Accumulated undistributed net investment loss...............................................          (19,874)
    Accumulated net realized gain...............................................................          363,409
    Net unrealized appreciation.................................................................        2,009,040
                                                                                                    -------------
      NET ASSETS................................................................................    $  10,849,020
                                                                                                    =============

OFFERING PRICE PER SHARE:
  Brinson Class I:
    Net asset value, offering price and redemption price per share (Based on net assets of
      $3,767,216 and 256,482 shares issued and outstanding).....................................    $       14.69
                                                                                                    =============

  Brinson Class N:
    Net asset value, offering price and redemption price per share (Based on net assets of
      $1,317 and 90 shares issued and outstanding)..............................................    $       14.63
                                                                                                    =============

  UBS Investment Funds Class:
    Net asset value, offering price and redemption price per share (Based on net assets of
      $7,080,487 and 486,374 shares issued and outstanding).....................................    $       14.56
                                                                                                    =============



                See accompanying notes to financial statements.


================================================================================

        U. S. Large Capitialization Growth Fund - Financial Statements


--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED DECEMBER 31, 1999 (Unaudited)

INVESTMENT INCOME:
    Dividends.....................................................................................       $       34,407
    Interest......................................................................................                5,952
                                                                                                         --------------
      TOTAL INCOME................................................................................               40,359
                                                                                                         --------------
EXPENSES:
    Advisory......................................................................................               31,958
    Distribution..................................................................................               23,378
    Professional..................................................................................               22,114
    Registration..................................................................................               15,506
    Custodian.....................................................................................                6,627
    Other.........................................................................................               23,423
                                                                                                         --------------
      TOTAL EXPENSES..............................................................................              123,006
      Expenses deferred and reimbursed by Advisor.................................................              (56,260)
      Earnings credits............................................................................               (6,513)
                                                                                                         --------------
      NET EXPENSES................................................................................               60,233
                                                                                                         --------------
      NET INVESTMENT LOSS.........................................................................              (19,874)
                                                                                                         --------------
NET REALIZED AND UNREALIZED GAIN:
  Net realized gain on:
    Investments...................................................................................              353,419
    Futures Contracts.............................................................................               27,940
                                                                                                         --------------
      Net realized gain...........................................................................              381,359
                                                                                                         --------------
Change in net unrealized appreciation or depreciation on:
    Investments...................................................................................              946,091
    Futures Contracts.............................................................................               10,786
                                                                                                         --------------
      Change in net unrealized appreciation or depreciation.......................................              956,877
                                                                                                         --------------
Net realized and unrealized gain..................................................................            1,338,236
                                                                                                         --------------
Net increase in net assets resulting from operations..............................................       $    1,318,362
                                                                                                         ==============



                See accompanying notes to financial statements.



================================================================================
38

         U.S. Large Capitalization Growth Fund -- Financial Statements


--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                     Six Months Ended
                                                                                     December 31, 1999       Six Months Ended*
                                                                                       (Unaudited)            June 30, 1999
                                                                                     -----------------      ------------------
OPERATIONS:
  Net investment loss............................................................     $       (19,874)        $       (123)
  Net realized gain..............................................................             381,359              408,525
  Change in net unrealized appreciation or depreciation..........................             956,877              463,877
                                                                                      ---------------         ------------
  Net increase in net assets resulting from operations...........................           1,318,362              872,279
                                                                                      ---------------         ------------
DISTRIBUTIONS TO SHAREHOLDERS:
  Distributions from net realized gain:
    Brinson Class I..............................................................            (226,909)                   -
    Brinson Class N..............................................................                 (80)                   -
    UBS Investment Funds Class...................................................            (376,172)                   -
                                                                                      ---------------         ------------
  Total distributions to shareholders............................................            (603,161)                   -
                                                                                      ---------------         ------------
CAPITAL SHARE TRANSACTIONS:
  Shares sold....................................................................           4,243,090            5,233,678
  Shares issued on reinvestment of distributions.................................             593,637                    -
  Shares redeemed................................................................          (2,787,807)          (2,169,846)
                                                                                      ---------------         ------------
  Net increase in net assets resulting from capital share transactions...........           2,048,920            3,063,832
                                                                                      ---------------         ------------
      TOTAL INCREASE IN NET ASSETS...............................................           2,764,121            3,936,111
                                                                                      ---------------         ------------
NET ASSETS:
  Beginning of period............................................................           8,084,899            4,148,788
                                                                                      ---------------         ------------
  End of period (including accumulated undistributed net investment
    income of $(19,874) and $0, respectively)....................................     $    10,849,020         $  8,084,899
                                                                                      ===============         ============

* Reflects the Fund's change in fiscal year end from December 31 to June 30




                See accompanying notes to financial statements.


================================================================================

        U. S. Large Capitialization Growth Fund -- Financial Highlights

--------------------------------------------------------------------------------

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

                                                                                           Six Months Ended
                                                                                          December 31, 1999       Period Ended
UBS Investment Funds Class                                                                   (Unaudited)         June 30, 1999*
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period................................................      $  13.85                 $  11.84
                                                                                          --------                 --------
  Income from investment operations:
    Net investment loss.............................................................         (0.05)**                 (0.04)
    Net realized and unrealized gain................................................          1.71                     2.05
                                                                                          --------                 --------
      Total income from investment operations.......................................          1.66                     2.01
                                                                                          --------                 --------
  Less distributions:
    Distributions from net realized gain............................................         (0.95)                       -
                                                                                          --------                 --------
      Total distributions...........................................................         (0.95)                       -
                                                                                          --------                 --------
Net asset value, end of period......................................................      $  14.56                 $  13.85
                                                                                          ========                 ========
Total return (non-annualized).......................................................         31.63%                   16.98%
Ratios/Supplemental data:
  Net assets, end of period (in 000s)...............................................      $  7,080                 $  5,136
  Ratio of expenses to average net assets:
    Before expense reimbursement and earnings credits...............................          2.94%***                 3.15%***
    After expense reimbursement and earnings credits................................          1.57%***                 1.57%***
  Ratio of net investment loss to average net assets:
    Before expense reimbursement and earnings credits...............................         (2.06)%***               (2.03)%***
    After expense reimbursement and earnings credits................................         (0.69)%***               (0.45)%***
  Portfolio turnover rate...........................................................            46%                      51%


  *  Commencement of UBS Investment Funds Class was December 31, 1998.
 ** The net investment income per share data was determined by using average shares outstanding throughout the period.
***  Annualized


                See accompanying notes to financial statements.



================================================================================
40

U.S. Small Capitalization Growth Fund

--------------------------------------------------------------------------------
[LOGO]  UBS
        Investment Funds

The UBS Investment Fund - U.S. Small Capitalization Growth appreciated 40.57% since its performance inception on December 31, 1998, significantly outpacing the 21.26% return of the Russell 2000 Index, a commonly cited index of small capitalization (small cap) U.S. stocks. The Fund's outperformance relative to the Russell 2000 in 1999 may be attributed to several factors. First, a supportive economic environment and a sizzling technology sector generated renewed interest in small cap growth stocks. Stock selection was also a strong positive in 1999, particularly in the consumer cyclical and technology sectors. Industry selection was a modest positive, mostly due to an overweight of technology stocks and an underweight in basic materials and financials. Finally, the Fund benefited from participation in a number of well-received initial public offerings, mostly in the Internet arena.

Stocks that helped performance in 1999 included Peregrine Systems, Mercury Interactive, Dendrite International, Cost Plus Warehouse, TMP Worldwide, DII Group, and Zebra Technologies. Most of these equities were beneficiaries of last year's technology rally. Stocks that detracted from relative performance included Halo Industries, Pediatrix Medical, Sunrise Assisted Living, Brightpoint Cellular, and Kellstrom. In general, most of these underperformers suffered earnings shortfalls due to disappointing top-line growth. As a result, we focused more research in 1999 on eliminating companies from the Fund that were likely to report decelerating future sales growth.

As we consider the outlook for small cap stocks, it is heartening to note these stocks outperformed their large cap brethren last year for the first time in six years - albeit not by a wide margin. After trailing badly earlier in 1999, the Russell 2000 nosed out the S&P 500 by a mere 22 basis points at year-end. It is too early to tell whether recent strength signals the beginning of a new small cap rally, but conditions are ripe for such a move. Relative valuations for small cap stocks remain compelling by virtually any measure. The forward-looking Price/Earnings (P/E) multiple for the Russell 2000 currently weighs in at 19.3 times earnings, while investors are paying an expensive 25.2 times earnings for the S&P 500. A look at other valuation ratios leads to similar conclusions.

Although large cap stocks have enjoyed superior earnings growth and asset utilization in the past year, small cap stocks are expected to grow more quickly in the year ahead. For example, the IBES analyst consensus report forecasts that small cap earnings will grow 24% in the year ahead versus 21% for the S&P 500. Extending our time horizon, Russell 2000 profits are projected to rise 21% annually over the next three to five years, while S&P 500 earnings are forecasted to grow 17% a year. Given these solid growth prospects, we remain bullish on the outlook for small cap stocks over the next several years.

================================================================================

U.S. Small Capitalization Growth Fund

--------------------------------------------------------------------------------
[LOGO]  UBS
        Investment Funds

Total Return
                                                            6 months   12/31/98*
                                                              ended       to
                                                            12/31/99   12/31/99
--------------------------------------------------------------------------------
UBS Investment Fund - U.S. Small Capitalization Growth       35.34%     40.57%
--------------------------------------------------------------------------------
Russell 2000 Index                                           10.96      21.26
--------------------------------------------------------------------------------
* Inception date of the UBS Investment Fund - U.S. Small Capitalization Growth. Total return includes reinvestment of all capital gain and income distributions.

Illustration of an Assumed Investment of $10,000

This chart shows the growth in the value of an investment in the UBS Investment Fund - U.S. Small Capitalization Growth and the Russell 2000 Index if you had invested $10,000 on December 31, 1998, and had reinvested all your income dividends and capital gain distributions through December 31, 1999. No adjustment has been made for any income taxes payable by shareholders on income dividends and capital gain distributions. Past performance is no guarantee of future results. Share price and return will vary with market conditions; investors may realize a gain or loss upon redemption.

UBS Investment Fund - U.S. Small Capitalization Growth vs. Russell 2000 Index

Wealth Value with Dividends Reinvested

-------------------------------------------------------------------------------
          Label                       A                               B
-------------------------------------------------------------------------------
Label              Brinson U.S. Small Capitalization Growth  Russell 2000 Index
-------------------------------------------------------------------------------
    1     12/31/98                              10,000                   10,000
    2      1/31/99                               9,989                   10,133
    3      2/28/99                               9,148                    9,312
    4      3/31/99                               9,352                    9,458
    5      4/30/99                               9,318                   10,305
    6      5/31/99                               9,727                   10,456
    7      6/30/99                              10,386                   10,928
    8      7/31/99                              10,477                   10,628
    9      8/31/99                              10,239                   10,235
   10      9/30/99                              10,591                   10,237
   11     10/31/99                              10,989                   10,279
   12     11/30/99                              12,716                   10,893
   13     12/31/99                              14,057                   12,126

Fund returns are net of all fees and costs, while the Index returns are based solely on market returns without deduction for fees or transaction costs for rebalancing.

================================================================================
42

U.S. Small Capitalization Growth Fund

--------------------------------------------------------------------------------
[Logo]UBS
      Investment Funds

Industry Diversification
As a Percent of Net Assets
As of December 31, 1999 (Unaudited)
--------------------------------------------------------------------------------
U.S. EQUITIES
Energy...................................................       1.52%
Capital Investment
Technology...............................................      14.83
Electrical Components....................................       6.51
                                                            --------
                                                               21.34
Basic Industries
Housing/Paper............................................       1.52
Consumer
Non-Durables.............................................       2.56
Retail/Apparel...........................................      11.84
Autos/Durables...........................................       9.87
Health: Drugs............................................       2.84
Health: Non-Drugs........................................       8.77
                                                            --------
                                                               35.88
Financial
Banks....................................................       5.63%
Non-Banks................................................       6.08
                                                            --------
                                                               11.71
Utilities
Telephone................................................       3.11
Transportation...........................................       4.82
Services/Miscellaneous...................................      14.36
                                                            --------
Total U.S. Equities......................................      94.26
SHORT-TERM INVESTMENTS...................................       5.89
                                                            --------
TOTAL INVESTMENTS........................................     100.15
LIABILITIES, LESS CASH AND
OTHER ASSETS.............................................      (0.15)
                                                            --------
NET ASSETS...............................................     100.00%
                                                            ========

--------------------------------------------------------------------------------




Top 10 U.S. Equity Holdings

As of December 31, 1999 (Unaudited)
                                                             Percent of
                                                             Net Assets
--------------------------------------------------------------------------------
1. Zebra Technologies Corp., Class A                            2.08%
2. DII Group, Inc.                                              2.04
3. QRS Corp.                                                    1.99
4. Mercury Interactive Corp.                                    1.96
5. Peregrine Systems, Inc.                                      1.92
6. Dendrite International, Inc.                                 1.90
7. Expeditors International of Washington, Inc.                 1.90
8. U.S. Trust Corp.                                             1.83
9. Patterson Dental Co.                                         1.78
10. Helix Technology Corp.                                      1.77
--------------------------------------------------------------------------------
================================================================================

       U.S. Small Capitalization Growth Fund -- Schedule of Investments

December 31, 1999 (Unaudited)

--------------------------------------------------------------------------------

                                                           Shares       Value
                                                          -------    ----------
U.S. Equities -- 94.26%
ACT Manufacturing, Inc. (b)..............................   8,300    $  311,250
Agency.com, Inc. (b).....................................   2,100       107,100
Anixer International, Inc. (b)...........................  18,700       385,687
AnnTaylor Stores Corp. (b)...............................  11,500       396,031
AVT Corp. (b)............................................  17,400       817,800
C & D Technologies, Inc..................................  10,071       428,017
C-Bridge Internet Solutions, Inc. (b)....................     850        41,331
Cacheflow, Inc. (b)......................................   2,100       274,444
Calico Commerce, Inc. (b)................................   2,200       116,600
CaseyOs General Stores, Inc..............................  10,800       112,725
Celestial Seasonings, Inc. (b)...........................  27,500       511,758
Charles River Associates, Inc. (b).......................  17,900       599,650
ChildrenOs Place Retail Stores, Inc. (b).................  23,300       382,994
Cobalt Networks, Inc. (b)................................     900        97,538
Cost Plus, Inc. (b)......................................  19,550       696,469
Credence Systems Corp. (b)...............................   8,600       743,900
CTS Corp.................................................   4,000       301,500
Cytyc Corp. (b)..........................................   9,900       604,519
Data Return Corp. (b)....................................   2,100       112,350
Datascope Corp...........................................  11,800       472,000
Deltathree.com, Inc. (b).................................   2,100        54,075
Dendrite International, Inc. (b).........................  26,550       899,381
Digex, Inc. (b)..........................................   3,000       206,250
DII Group, Inc. (b)......................................  13,600       965,175
Elantec Semiconductor, Inc. (b)..........................  20,400       673,200
Elcor Corp...............................................  22,550       679,319
Emmis Communications Corp. (b)...........................   4,800       598,275
Ethan Allen Interiors, Inc...............................  12,850       412,003
Expeditors International of Washington, Inc..............  20,500       898,156
Forward Air Corp. (b)....................................  16,749       726,488
Graco, Inc...............................................  16,700       599,112
Greater Bay Bancorp......................................  10,000       428,750
Haverty Furniture Cos., Inc..............................  17,100       215,887
Helix Technology Corp....................................  18,700       837,994
Hooper Holmes, Inc.......................................  24,400       628,300
Ibasis, Inc. (b).........................................   2,100        60,375
Inamed Corp. (b).........................................  15,500       680,062
Insight Communications (b)...............................   5,000       148,125
Insight Enterprises, Inc. (b)............................  17,800       723,125
Insituform Technologies, Inc. (b)........................  25,400       717,550
Investors Financial Services Corp........................  18,200       837,200
Jack in the Box, Inc. (b)................................  26,500       548,219
Jakks Pacific, Inc. (b)..................................  21,000       392,437
Jore Corp. (b)...........................................   8,300        64,844
Kana Communications, Inc. (b)............................     800       164,000
Kenneth Cole Productions, Inc. (b).......................  15,900       727,425
Kent Electronics Corp. (b)...............................  25,300       575,575
King Pharmaceuticals, Inc. (b)...........................  14,100       790,481
Kronos, Inc. (b).........................................   3,400       204,000
Manitowoc Co., Inc.......................................   7,400       251,600
McAfee.com, Corp. (b)....................................   2,100        94,500
Meade Instruments Corp. (b)..............................   9,600       273,600
Mediaplex, Inc. (b)......................................   5,200       326,300
MedQuist, Inc. (b).......................................  13,900       358,794
Mercury Computer Systems, Inc. (b).......................  15,000       525,000
Mercury Interactive Corp. (b)............................   8,600       928,262
Metasolv Software, Inc. (b)..............................   2,100       171,675
NetRatings, Inc. (b).....................................   2,100       101,063
Netzee, Inc. (b).........................................  17,800       295,925
North Fork Bancorporation, Inc...........................  33,500       586,250
Ondisplay, Inc. (b)......................................     650        59,069
Optio Software, Inc. (b).................................   4,200        98,700
Pacific Sunwear of California, Inc. (b)..................  19,550       629,266
Patterson Dental Co. (b).................................  19,700       839,712
Patterson Energy, Inc. (b)...............................  30,500       396,500
Peoples Heritage Financial Group, Inc....................  30,700       462,419
Peregrine Systems, Inc. (b)..............................  10,800       909,225
Protective Life Corp.....................................  25,500       811,219
QRS Corp. (b)............................................   8,950       939,750
Quest Diagnostics, Inc. (b)..............................  18,700       571,519
ResMed, Inc. (b).........................................  14,900       622,075
Retek, Inc. (b)..........................................   1,600       120,400
Richmond County Financial Corp...........................  17,641       318,641
Roper Industries, Inc....................................  15,500       586,094
Rudolph Technologies, Inc. (b)...........................   5,200       174,200
Sciquest.com, Inc. (b)...................................   2,100       166,950
Shaw Group, Inc. (b).....................................  27,200       688,500
SonicWall, Inc. (b)......................................   2,100        84,525
Spanish Broadcasting System (b)..........................  15,500       623,875
Stone Energy Corp. (b)...................................   9,000       320,625
Swift Transportation Co., Inc. (b).......................  37,200       655,650
Sykes Enterprises, Inc. (b)..............................  18,200       798,525
Syntel, Inc. (b).........................................   8,200       132,738
TMP Worldwide, Inc. (b)..................................   5,200       738,400
Tollgrade Communications, Inc. (b).......................   6,200       213,900
Tower Automotive, Inc. (b)...............................  21,000       324,187
Tritel, Inc. (b).........................................   2,100        66,544
Triton PCS Holdings, Inc. (b)............................   8,300       377,650
U.S. Foodservice (b).....................................  41,600       696,800
U.S. Trust Corp..........................................  10,800       866,025
Vintage Petroleum, Inc...................................  33,100       399,269
Viropharma, Inc. (b).....................................  15,000       555,000
Waters Corp. (b).........................................  14,300       757,900
Whitehall Jewellers, Inc. (b)............................  18,500       682,187
XPedior, Inc. (b)........................................     850        24,438
Zebra Technologies Corp., Class A (b)....................  16,800       982,800
                                                                    -----------
Total U.S. Equities (Cost $33,705,445)...................            44,577,692
                                                                    -----------


================================================================================
44

       U.S. Small Capitalization Growth Fund -- Schedule of Investments

December 31, 1999 (Unaudited)

                                                 Shares      Value
                                             ----------   -----------
Short Term Investments -- 5.89%
Investment Companies -- 5.89%
Brinson Supplementary Trust U.S.
  Cash Management Prime Fund
  (Cost $2,787,103).......................    2,787,103   $ 2,787,103
                                                          -----------
Total Investments
  (Cost $36,492,548) -- 100.15% (a).......                 47,364,795
Liabilities, less cash and other
  assets -- (0.15%).......................                    (71,000)
                                                          -----------
Net Assets -- 100%........................                $47,293,795
                                                          ===========



NOTES TO SCHEDULE OF INVESTMENTS

(a) Aggregate cost for federal income tax purposes was $36,492,548; and net unrealized appreciation consisted of:

         Gross unrealized appreciation.....................  $12,798,752
         Gross unrealized depreciation.....................   (1,926,505)
                                                             -----------
            Net unrealized appreciation....................  $10,872,247
                                                             ===========


(b) Non-income producing security.




                See accompanying notes to financial statements.

================================================================================

         U.S. Small Capitalization Growth Fund -- Financial Statements


--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1999 (UNAUDITED)

ASSETS:
  Investments, at value:
    Unaffiliated issuers (Cost $33,705,445).....................................................     $44,577,692
    Affiliated issuers (Cost $2,787,103)........................................................       2,787,103
  Cash..........................................................................................             440
  Receivables:
    Dividends...................................................................................           1,792
    Interest....................................................................................          12,421
                                                                                                     -----------
       TOTAL ASSETS.............................................................................      47,379,448
                                                                                                     -----------
LIABILITIES:
  Payables:
    Investment advisory fees....................................................................          32,064
    Accrued expenses............................................................................          53,589
                                                                                                     -----------
       TOTAL LIABILITIES........................................................................          85,653
                                                                                                     -----------
NET ASSETS......................................................................................     $47,293,795
                                                                                                     ===========

NET ASSETS CONSIST OF:
  Paid in capital...............................................................................     $34,855,447
  Accumulated undistributed net investment loss.................................................        (114,496)
  Accumulated net realized gain.................................................................       1,680,597
  Net unrealized appreciation...................................................................      10,872,247
                                                                                                     -----------
       NET ASSETS...............................................................................     $47,293,795
                                                                                                     ===========

OFFERING PRICE PER SHARE:
 Brinson Class I:
  Net asset value, offering price and redemption price per share
   (Based on net assets of $45,914,693 and 3,681,767 shares issued and outstanding).............     $     12.47
                                                                                                     ===========

Brinson Class N:
  Net asset value, offering price and redemption price per share (Based on net
   assets of $1,416 and 114 shares issued and outstanding)......................................     $     12.42
                                                                                                     ===========

UBS Investment Funds Class:
  Net asset value, offering price and redemption price per share (Based on net
   assets of $1,377,686 and 111,403 shares issued and outstanding)..............................     $     12.37
                                                                                                     ===========

                See accompanying notes to financial statements.

================================================================================
46

         U.S. Small Capitalization Growth Fund -- Financial Statements


--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED DECEMBER 31, 1999 (UNAUDITED)

INVESTMENT INCOME:
  Dividends..........................................................................     $       57,827
  Interest...........................................................................             59,483
                                                                                          --------------
      TOTAL INCOME...................................................................            117,310
                                                                                          --------------

EXPENSES:
  Advisory...........................................................................            197,692
  Professional.......................................................................             19,281
  Registration.......................................................................             17,849
  Distribution.......................................................................              3,123
  Other..............................................................................             31,367
                                                                                          --------------
      TOTAL EXPENSES.................................................................            269,312
      Expenses deferred by Advisor...................................................            (37,437)
      Earnings credits...............................................................                (69)
                                                                                          --------------
      NET EXPENSES...................................................................            231,806
                                                                                          --------------
      NET INVESTMENT LOSS............................................................           (114,496)
                                                                                          --------------
NET REALIZED AND UNREALIZED GAIN:
  Net realized gain on investments...................................................          5,935,595
  Change in net unrealized appreciation or depreciation on investments...............          6,732,379
                                                                                          --------------
  Net realized and unrealized gain...................................................         12,667,974
                                                                                          --------------
  Net increase in net assets resulting from operations...............................     $   12,553,478
                                                                                          ==============

                See accompanying notes to financial statements.

================================================================================

         U.S. Small Capitalization Growth Fund -- Financial Statements

--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                      Six Months Ended
                                                                                      December 31, 1999    Six Months Ended*
                                                                                         (Unaudited)        June 30, 1999
                                                                                      -----------------    ----------------
OPERATIONS:
  Net investment loss................................................................     $    (114,496)      $     (68,177)
  Net realized gain (loss)...........................................................         5,935,595            (633,451)
  Change in net unrealized appreciation or depreciation..............................         6,732,379           1,970,811
                                                                                          -------------       -------------
  Net increase in net assets resulting from operations...............................        12,553,478           1,269,183
                                                                                          -------------       -------------

CAPITAL SHARE TRANSACTIONS:
  Shares sold........................................................................        14,546,659          23,560,273
  Shares issued on reinvestment of distributions.....................................                --                  --
  Shares redeemed....................................................................       (15,658,308)        (11,586,801)
                                                                                          -------------       -------------
  Net increase (decrease) in net assets resulting from capital share transactions....        (1,111,649)         11,973,472
                                                                                          -------------       -------------
     TOTAL INCREASE IN NET ASSETS....................................................        11,441,829          13,242,655
                                                                                          -------------       -------------

NET ASSETS:
  Beginning of period................................................................        35,851,966          22,609,311
                                                                                          -------------       -------------
  End of period (including accumulated undistributed net investment loss
    of $(114,496) and $0, respectively)..............................................     $  47,293,795       $  35,851,966
                                                                                          =============       =============

*Reflects the Fund's change in fiscal year end from December 31 to June 30

                See accompanying notes to financial statements.

================================================================================
48

         U.S. Small Capitalization Growth Fund -- Financial Highlights

--------------------------------------------------------------------------------

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

                                                                   Six Months Ended
                                                                   December 31, 1999        Six Months Ended
UBS Investment Funds Class                                            (Unaudited)            June 30, 1999*
------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period...........................       $       9.14            $       8.80
                                                                      ------------            ------------
  Income from investment operations:
     Net investment loss.......................................              (0.07)**                (0.06)
     Net realized and unrealized gain..........................               3.30                    0.40
                                                                      ------------            ------------
        Total income from investment operations................               3.23                    0.34
                                                                      ------------            ------------
Net asset value, end of period.................................       $      12.37            $       9.14
                                                                      ============            ============

Total return (non-annualized)..................................              40.57%                   3.86%
Ratios/Supplemental data:
  Net assets, end of period (in 000s)..........................       $      1,378            $        640
    Ratio of expenses to average net assets:
     Before expense reimbursement and earnings credits.........               2.11%***                2.09%***
     After expense reimbursement and earnings credits..........               1.92%***                1.92%***
   Ratio of net investment loss to average net assets:
     Before expense reimbursement and earnings credits.........              (1.52%)***              (1.39%)***
     After expense reimbursement and earnings credits..........              (1.33%)***              (1.22%)***
   Portfolio turnover rate.....................................                 69%                     71%

 *    Commencement of UBS Investment Funds Class was December 31, 1998
 ** The net investment income per share data was determined by using average shares outstanding throughout the period
 ***  Annualized

                See accompanying notes to financial statements.

================================================================================

U.S. Bond Fund

--------------------------------------------------------------------------------
[LOGO] UBS
       Investment Funds


Since its inception on August 31, 1995, the UBS Investment Fund -- U.S. Bond has returned 5.41%, while its benchmark, the Salomon Smith Barney Broad Investment Grade (BIG) Bond Index has returned 6.05%. Over the same period, the Fund's annualized volatility or risk of 3.90% was comparable to the benchmark volatility of 3.42%. In calendar year 1999 the Fund posted a return of -1.55% compared to the benchmark's return of -0.84%. The overall U.S. bond market's returns for the year were very disappointing in absolute terms -- the worst for bonds since 1994, and was one of the rare occasions when broad market benchmarks produced negative returns.

A combination of strong economic growth (unusual this late in the cycle), rising inflation pressures and monetary policy tightening by the Federal Reserve (the
Fed) conspired to push yields up steadily. Yields on benchmark 30-year treasuries rose by nearly 150 basis points from their January lows to finish at 6.5%. This put them up 180 basis points from the record lows set in the fall of 1998. Shorter-term notes saw even greater increases as the yield curve flattened. The Fed raised official rates three times, undoing all three of the 25 basis point cuts taken in 1998, leaving the federal funds rate at 5.5%. This demand in the marketplace for higher yields pushed bond prices substantially lower.

While U.S. Treasuries suffered, spread (i.e., corporate, mortgage) sectors did not fare as badly. After the virtually unprecedented widening seen during 1998's global market crisis, spreads narrowed this year, although not quite enough to retrace all of the 1998 sell-off. The tightening in spreads produced strong relative performance for corporates and mortgages, which outperformed equivalent duration U.S. Treasuries by 174 and 112 basis points, respectively.

Our overweights to corporate bonds, particularly within the BBB-rated and Yankee sectors, helped Fund returns. Issue selection within both corporates and mortgages was also a source of added value. These positives were offset by our duration strategy, as we maintained a posture slightly longer than benchmarks for most of the year. Yield curve strategy was also slightly positive, with our barbell strategy benefiting from a flattening in the yield curve.

================================================================================
50

U.S. Bond Fund

--------------------------------------------------------------------------------
[LOGO] UBS
       Investment Funds

Total Return

                                                                 6 months    1 year     3 years    8/31/95*
                                                                  ended      ended       ended        to
                                                                 12/31/99   12/31/99    12/31/99    12/31/99
------------------------------------------------------------------------------------------------------------
UBS Investment Fund -- U.S. Bond                                     0.14%     -1.55%       4.99%    5.41%
------------------------------------------------------------------------------------------------------------
Salomon Smith Barney Broad Investment Grade (BIG) Bond Index         0.55      -0.84        5.72     6.05
------------------------------------------------------------------------------------------------------------

* Inception date of the UBS Investment Fund -- U.S. Bond.

Total return includes reinvestment of all capital gain and income distributions.

All total returns in excess of 1 year are average annualized returns.

Illustration of an Assumed Investment of $10,000

This chart shows the growth in the value of an investment in the UBS Investment Fund -- U.S. Bond and the Salomon Smith Barney BIG Bond Index if you had invested $10,000 on August 31, 1995, and had reinvested all your income dividends and capital gain distributions through December 31, 1999. No adjustment has been made for any income taxes payable by shareholders on income dividends and capital gain distributions. Past performance is no guarantee of future results. Share price and return will vary with market conditions; investors may realize a gain or loss upon redemption.

UBS Investment Fund -- U.S. Bond
vs. Salomon Smith Barney BIG Bond Index
Wealth Value with Dividends Reinvested

-----------------------------------------------------
               Label               A           B
-----------------------------------------------------
Label                         Brinson        Index
-----------------------------------------------------
    1            8/31/95      10,000         10,000
-----------------------------------------------------
    2                         10,080         10,094
-----------------------------------------------------
    3                         10,230         10,229
-----------------------------------------------------
    4                         10,390         10,389
-----------------------------------------------------
    5           12/31/95      10,529         10,532
-----------------------------------------------------
    6                         10,591         10,604
-----------------------------------------------------
    7                         10,366         10,425
-----------------------------------------------------
    8                         10,284         10,350
-----------------------------------------------------
    9                         10,202         10,273
-----------------------------------------------------
   10                         10,161         10,268
-----------------------------------------------------
   11            6/30/96      10,324         10,400
-----------------------------------------------------
   12                         10,345         10,428
-----------------------------------------------------
   13                         10,283         10,413
-----------------------------------------------------
   14                         10,491         10,594
-----------------------------------------------------
   15                         10,762         10,832
-----------------------------------------------------
   16                         11,032         11,011
-----------------------------------------------------
   17           12/31/96      10,861         10,914
-----------------------------------------------------
   18                         10,871         10,956
-----------------------------------------------------
   19                         10,893         10,968
-----------------------------------------------------
   20                         10,731         10,857
-----------------------------------------------------
   21                         10,893         11,012
-----------------------------------------------------
   22                         11,001         11,116
-----------------------------------------------------
   23            6/30/97      11,141         11,248
-----------------------------------------------------
   24                         11,479         11,553
-----------------------------------------------------
   25                         11,370         11,453
-----------------------------------------------------
   26                         11,522         11,622
-----------------------------------------------------
   27                         11,675         11,788
-----------------------------------------------------
   28                         11,708         11,843
-----------------------------------------------------
   29           12/31/97      11,844         11,964
-----------------------------------------------------
   30                         11,981         12,118
-----------------------------------------------------
   31                         11,970         12,110
-----------------------------------------------------
   32                         12,004         12,157
-----------------------------------------------------
   33                         12,050         12,220
-----------------------------------------------------
   34                         12,165         12,338
-----------------------------------------------------
   35            6/30/98      12,252         12,439
-----------------------------------------------------
   36                         12,264         12,465
-----------------------------------------------------
   37                         12,461         12,656
-----------------------------------------------------
   38                         12,682         12,954
-----------------------------------------------------
   39                         12,636         12,896
-----------------------------------------------------
   40                         12,717         12,967
-----------------------------------------------------
   41           12/31/98      12,767         13,007
-----------------------------------------------------
   42                         12,876         13,104
-----------------------------------------------------
   43                         12,647         12,874
-----------------------------------------------------
   44                         12,731         12,948
-----------------------------------------------------
   45                         12,755         12,990
-----------------------------------------------------
   46                         12,623         12,871
-----------------------------------------------------
   47            6/30/99      12,552         12,827
-----------------------------------------------------
   48                         12,490         12,776
-----------------------------------------------------
   49                         12,453         12,767
-----------------------------------------------------
   50                         12,613         12,920
-----------------------------------------------------
   51                         12,613         12,959
-----------------------------------------------------
   52                         12,625         12,957
-----------------------------------------------------
   53           12/31/99      12,569         12,898
-----------------------------------------------------

Fund returns are net of all fees and costs, while the Index returns are based solely on market returns without deduction for fees or transaction costs for rebalancing.

================================================================================

U.S. Bond Fund


--------------------------------------------------------------------------------
[LOGO]UBS
      Investment Funds

Industry Diversification
Funds
As a Percent of Net Assets
As of December 31, 1999 (Unaudited)
--------------------------------------------------------------------------------
U.S. BONDS
Corporate Bonds
   Asset-Backed................................................    10.13%
   Consumer....................................................     1.65
   Energy......................................................     1.11
   Financial Services..........................................     5.32
   Food & House Products.......................................     0.61
   Health......................................................     2.09
   Industrial Components.......................................     0.12
   Publishing..................................................     0.41
   Services/Miscellaneous......................................     3.23
   Telecommunications..........................................     2.46
   Utilities...................................................     0.51
                                                                 -------
      Total U.S. Corporate Bonds...............................    27.64

International Dollar Bonds.....................................     9.95
Corporate Mortgage-Backed Securities...........................    19.87
U.S. Government Agencies.......................................     2.64
U.S. Gov't Mortgage-Backed Securities..........................    27.87
U.S. Government Obligations....................................    10.79
                                                                 -------
      Total U.S. Bonds.........................................    98.76
                                                                 -------
SHORT-TERM INVESTMENTS.........................................     0.32
                                                                 -------
      TOTAL INVESTMENTS........................................    99.08
CASH AND OTHER ASSETS, LESS LIABILITIES........................     0.92
                                                                 -------
NET ASSETS.....................................................   100.00%
                                                                 =======
--------------------------------------------------------------------------------





================================================================================
52

                   U.S. Bond Fund -- Schedule of Investments


December 31, 1999 (Unaudited)

--------------------------------------------------------------------------------
                                                        Face
                                                       Amount         Value
                                                    ------------   -----------
Bonds -- 98.76%
U.S. Corporate Bonds -- 27.64%
Cendant Corp., 7.750%, due 12/01/03................ $  1,060,000   $ 1,058,440
Centaur Funding Corp., 144A (b),
  0.000%, due 04/21/20.............................        1,355       207,965
  9.080%, due 04/21/20.............................          715       730,194
Ches Pot Tel MD,
  8.000%, due 10/15/29.............................       87,000        88,319
Chrysler Financial Corp.,
  7.400%, due 08/01/69.............................      100,000        92,321
Countrywide Funding Corp. FRN,
  5.420%, due 12/01/03.............................      250,000       232,065
Farmers Exchange Capital, 144A,
  7.050%, due 07/15/28.............................    1,090,000       925,441
Fidelity Investments, 144A,
  7.570%, due 06/15/29.............................    1,250,000     1,201,834
First Bank Corporate Card Master Trust,
  97-1, Class A,
  6.400%, due 02/15/03.............................      980,000       970,406
Ford Motor Credit Co.,
  6.700%, due 07/16/04.............................      310,000       303,248
GE Capital Mortgage Services, Inc.,
  97-HE4 A76.735%, due 12/25/28....................      410,000       400,652
General Motors Acceptance Corp.,
  9.625%, due 12/15/01.............................      294,000       307,423
Green Tree Financial Corp.,
  6.160%, due 02/01/31.............................    1,000,000       947,460
Green Tree Financial Corp., Series 94-5,
  Class A5,
  8.300%, due 11/15/19.............................      320,000       327,552
Illinois Power Special Purpose Trust, 98-1,
  5.650%, due 12/25/10.............................    1,565,000     1,411,927
Kroger Co., 8.000%, due 09/15/29...................      500,000       488,245
Lilly Del Mar, 144A, 0.000%, due 08/01/29..........    1,000,000       995,182
MBNA Global Capital Securities FRN,
  0.000%, due 02/01/27.............................       90,000        73,938
Monsanto Co., 144A,
  6.600%, due 12/01/28.............................    1,250,000     1,074,251
News America Holdings,
  7.750%, due 12/01/45.............................      358,000       326,417
Northern States Power,
  6.875%, due 08/01/09.............................      925,000       888,811
PanAmSat Corp.,
  6.000%, due 01/15/03.............................      375,000       348,997
  6.375%, due 01/15/08.............................      500,000       423,820
Peco Energy Transition Trust,
  6.130%, due 03/01/09.............................    1,135,000     1,044,359
PP&L Transition Bond Company LLC,
  6.960%, due 12/26/07.............................      200,000       199,394
  7.050%, due 06/25/09.............................    1,390,000     1,387,776
Premier Auto Trust, Series 96-4A, Class A4,
  6.400%, due 10/06/01.............................      180,716       180,843
Rite Aid Corp., 144A,
  6.125%, due 12/15/08.............................      890,000       605,200


                                                        Face
                                                       Amount         Value
                                                    ------------   -----------
Salomon, Inc., 6.750%, due 02/15/03................ $    300,000   $   294,980
Service Corp., International,
  6.000%, due 12/15/05.............................      750,000       557,393
Sears Credit Account Master Trust,
  Series 99-3, Class A,
  6.450%, due 11/15/09.............................    1,200,000     1,169,640
Tele-Communications, Inc.,
  9.800%, due 02/01/12.............................      950,000     1,109,684
Texas Utilities, 5.940%, due 10/15/11..............      420,000       412,590
Time Warner, Inc., 7.570%, due 02/01/24............      340,000       327,048
U.S.A. Waste Services,
  6.500%, due 12/15/02.............................      400,000       369,674
Westinghouse Electric,
  8.625%, due 08/01/12.............................      575,000       606,102
UCFC Home Equity Loan, Series 97-C,
  Class A8, FRN,
  due 09/15/27.....................................       85,441        85,540
                                                                   -----------
                                                                    22,175,131
                                                                   -----------

Corporate Mortgage-Backed
Securities -- 19.87%

ABN Amro Mortgage Corp., Series 99-2 IA2,
  6.300%, due 04/25/29.............................    2,100,000     1,998,360
ABN Amro Mortgage Corp.,
  Series 99-3, Class A2,
  6.300%, due 05/25/29.............................    1,000,000       950,750
Chase Mortgage Finance Corp.,
  Series 93-J1, Class 1A5,
  6.625%, due 08/25/09.............................       58,831        56,160
Chemical Mortgage Securities Inc.,
  Series 93-1, Class A5,
  7.450%, due 02/25/23.............................      159,954       159,756
Citicorp Mortgage Securities, Inc.,
  Series 94-9, Class A8,
  5.750%, due 06/25/09.............................    1,100,910     1,016,657
Heller Financial Commercial Mortgage
  Assets, Series 99-PH1 A1,
  6.500%, due 05/15/61.............................    1,203,494     1,163,995
LB Commercial Conduit Mortgage Trust,
  Series 99-C1 A1,
  6.410%, due 08/15/07.............................      690,672       665,449
Nomura Asset Securities Corp.,
  7.120%, due 04/13/36.............................    1,200,000     1,174,452
Norwest Asset Securities Corp.,
  Series 98-25, Class A5,
  6.000%, due 12/25/28.............................    2,400,000     2,253,384
PNC Mortgage Securities Corp.,
  Series 94-3, Class A8,
  7.500%, due 07/25/24.............................      215,000       206,185
Prudential Home Mortgage Securities,
  Series 93-43, Class A9,
  6.750%, due 10/25/23.............................      268,294       257,903



================================================================================

                   U.S. Bond Fund -- Schedule of Investments


December 31, 1999 (unaudited)

--------------------------------------------------------------------------------

                                                Face
                                               Amount          Value
                                            ------------   -----------

Prudential Home Mortgage Securities,
  Series 94-3, Class A10, 97-HE4 A7
  6.500%, due 02/25/24..................... $    170,000   $   162,591
Residential Accredit Loans, Inc.,
  Series 96-QS4, Class Al10,
  7.900%, due 08/25/26.....................      275,000       274,409
Residential Accredit Loans, Inc.,
  Series 98-QS4, Class AI5,
  7.000%, due 03/25/28.....................    2,850,000     2,686,495
Residential Asset Securitization Trust,
  Series 97-A10, Class A1,
  7.250%, due 12/25/27.....................      391,024       389,992
Residential Funding Mortgage,
  Series 95-S6, Class A7,
  7.500%, due 11/25/25.....................      949,408       930,790
Structured Asset Securities Corp.,
  Series 98-RF1, Class A, 144A,
  7.900%, due 10/15/28.....................      473,810       477,216
Structured Asset Securities Corp.,
  Series 98-RF1, Class A,
  8.712%, due 03/15/27.....................      388,513       400,290
Structured Asset Securities Corp.,
  Series 98-RF2,
  8.582%, due 07/15/27.....................      137,457       141,237
Thrift Financial Corp.,
  11.250%, due 01/01/16....................       29,379        30,263
Vendee Mortgage Trust, Series 92-1,
  Class 2Z,
  7.750%, due 05/15/22......................     553,329       550,087
                                                            ----------
                                                            15,946,421
                                                            ----------

International Dollar Bonds -- 9.95%
Abbey National PLC, 6.700%, Resettable
  Perpetual Preferred,
  6.700%, due 06/29/49.....................    1,075,000       973,264
Banco Santiago S.A.,
  7.000%, due 07/18/07.....................      380,000       340,945
Credit Suisse-London, 144A,
  Resettable Perpetual Preferred,
  7.900%, due 05/01/07.....................    1,100,000     1,046,604
Empresa Nacional de Electricidad S.A.,
  7.875%, due 02/01/27.....................      594,000       516,298
Interamer Development Bank,
  6.800%, due 10/15/25.....................      100,000        93,077
Korea Development Bank,
  7.125%, due 09/17/01.....................      500,000       496,120
Pemex Finance Ltd., 2A-B1, 144A,
  8.450%, due 02/15/07.....................      940,000       913,304
Petroliam Nasional Berhad, 144A,
  7.625%, due 10/15/26.....................      430,000       378,616

Ras Laffan Liquified Natural Gas
  Co., Ltd., 144A,
  8.294%, due 03/15/14..................... $    450,000   $   422,672
Royal Bank of Scotland, Resettable
  Perpetual Preferred,
  7.375%, due 04/29/49.....................      585,000       557,858
Southern Investments UK,
  6.800%, due 12/01/06.....................    1,345,000     1,259,134
Tyco International Group, S.A.,
  5.875%, due 11/01/04.....................      595,000       550,797
  7.000%, due 06/15/28.....................      500,000       432,445
                                                            ----------
                                                             7,981,134
                                                            ----------

U.S. Government Mortgage-Backed
Securities -- 27.87%
Fannie Mae, 6.375%, due 06/15/09...........      220,000       209,642
Fannie Mae Whole Loan,
  Series 95-W3, Class A,
  9.000%, due 04/25/25.....................      115,854       119,655
Federal Home Loan Mortgage Corp.,
  7.000%, due 10/15/13.....................      492,125       468,587
  7.238%, due 05/01/26.....................       12,320        12,366
Federal Home Loan Mortgage Corp. Gold,
  8.000%, due 11/01/22.....................       86,371        87,384
  9.000%, due 03/01/24.....................       65,048        68,101
Federal National Mortgage Assoc.
Series 97-72, Class EG
0.000%, due 09/25/22.......................      264,180       228,900
Federal National Mortgage Association,
5.625%, due 03/15/01.......................    4,080,000     4,040,885
8.000%, due 08/01/08.......................      543,163       554,309
8.000%, due 12/18/11.......................      100,000       101,979
6.500%, due 03/01/19.......................      476,937       455,624
8.500%, due 07/01/22.......................        9,358         9,691
9.500%, due 08/01/22.......................       60,755        64,219
7.500%, due 12/01/23.......................      476,031       471,045
7.000%, due 12/01/24.......................    2,580,594     2,495,816
7.500%, due 01/01/28.......................      262,040       259,501
6.000%, due 03/01/28.......................      653,272       598,442
6.500%, due 06/01/28.......................      707,837       668,508
6.000%, due 08/01/28.......................    1,428,573     1,307,889
6.500%, due 09/01/28.......................      233,641       220,659
6.500%, due 02/01/29.......................      497,942       469,466
7.000%, due 03/01/29.......................       45,445        43,984

Federal National Mortgage Association Strips,
8.000%, due 08/01/23.......................      294,086        90,397
0.000%, due 02/01/28.......................      223,882       145,290

FNCI, 8.000%, due 02/01/13.................      169,684       173,113

Freddie Mac, 5.750%, due 06/15/01..........    1,000,000       990,028

-------------------------------------------------------------------------------
54

                   U.S. Bond Fund -- Schedule of Investments


December 31, 1999 (Unaudited)

--------------------------------------------------------------------------------

                                              Shares         Value
                                             --------     -----------
Government National Mortgage Association,
  10.000%, due 09/15/00..................         804     $       838
  10.000%, due 05/15/01..................       1,105           1,152
  9.000%, due 11/15/04...................       7,096           7,294
  9.000%, due 11/15/04...................       2,859           2,939
  8.000%, due 08/15/22...................      41,039          41,673
  7.500%, due 12/15/22...................     207,917         207,069
  7.500%, due 12/15/23...................     862,804         858,581
  7.500%, due 01/15/24...................      57,259          56,934
  6.500%, due 10/15/24...................   7,016,059       6,671,397
  7.500%, due 06/15/25...................      72,430          72,057
  7.000%, due 07/15/25...................      84,595          82,395
                                                          -----------
                                                           22,357,809
                                                          -----------
U.S. Government Agencies -- 2.64%

Aid-Israel, Series 10-Z,
  0.000%, due 02/15/03...................     805,000         656,316
Jordan Aid, 8.750%, due 09/01/19.........   1,357,589       1,459,788
                                                          -----------
                                                            2,116,104
                                                          -----------

U.S. Government Obligations -- 10.79%

U.S. Treasury Bond,
  8.750%, due 05/15/17..................  $   460,000         549,125
  8.000%, due 11/15/21..................    3,320,000       3,766,125
U.S. Treasury Inflation Indexed Note,
  3.625%, due 04/15/28..................    1,770,000       1,645,025
U.S. Treasury Note,
  5.750%, due 08/15/03..................      205,000         200,708
  7.000%, due 07/15/06..................    2,440,000       2,499,475
                                                          -----------
                                                            8,660,458
                                                          -----------
Total Bonds (Cost $82,704,874)..........                   79,237,057
                                                          -----------
Short-Term Investments -- 0.32%
Investment Companies -- 0.32%
Brinson Supplementary Trust U.S. Cash
  Management Prime Fund
  (Cost $259,361).......................      259,361         259,361
                                                          -----------
Total Investments
  (Cost $82,964,235) -- 99.08% (a)......                   79,496,418
Cash and other assets,
  less liabilities -- 0.92%.............                      736,231
                                                          -----------
Net Assets -- 100%......................                  $80,232,649
                                                          ===========


NOTES TO SCHEDULE OF INVESTMENTS

(a) Aggregate cost for federal income tax purposes was $82,964,235; and net unrealized depreciation consisted of:

                    Gross unrealized appreciation....       $   281,821
                    Gross unrealized depreciation....        (3,749,638)
                                                            -----------
                    Net unrealized depreciation......       $(3,467,817)
                                                            ===========

(b) Non-income producing security.

FRN: Floating rate note -- The rate disclosed is that in effect at December 31, 1999.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers. At December 31, 1999, the value of these securities amounted to $8,978,479 or 11.19% of net assets.



                See accompanying notes to financial statements.


--------------------------------------------------------------------------------
                                                                              55

                    U.S. Bond Fund -- Financial Statements


--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1999 (Unaudited)

ASSETS:
 Investments, at value:
   Unaffiliated issuers (Cost $82,704,874).......................................................   $     79,237,057
   Affiliated issuers (Cost $259,361)............................................................            259,361
 Receivables:
   Investment securities sold....................................................................                152
   Interest......................................................................................            856,363
 Other assets....................................................................................              1,842
                                                                                                    ----------------
       TOTAL ASSETS..............................................................................         80,354,775
                                                                                                    ----------------
LIABILITIES:
  Payables:
   Investment advisory fees......................................................................             32,925
   Due to custodian bank.........................................................................             86,328
   Accrued expenses..............................................................................              2,873
                                                                                                    ----------------
       TOTAL LIABILITIES.........................................................................            122,126
                                                                                                    ----------------
NET ASSETS.......................................................................................   $     80,232,649
                                                                                                    ================
NET ASSETS CONSIST OF:

   Paid in capital...............................................................................   $     86,614,032
   Distributions in excess of net investment income..............................................           (183,624)
   Accumulated net realized loss.................................................................         (2,729,942)
   Net unrealized depreciation...................................................................         (3,467,817)
                                                                                                    ----------------
       NET ASSETS................................................................................   $     80,232,649
                                                                                                    ================
OFFERING PRICE PER SHARE:
   Brinson Class I:
     Net asset value, offering price and redemption price per share (Based on net assets of
       $74,460,691 and 7,628,122 shares issued and outstanding)..................................   $           9.76
                                                                                                    ================
   Brinson Class N:
     Net asset value, offering price and redemption price per share (Based on net assets of
       $1,133 and 116 shares issued and outstanding).............................................   $           9.77
                                                                                                    ================
   UBS Investment Funds Class:
     Net asset value, offering price and redemption price per share (Based on net assets of
       $5,770,825 and 594,049 shares issued and outstanding).....................................   $           9.71
                                                                                                    ================



                See accompanying notes to financial statements.


--------------------------------------------------------------------------------
56

                    U.S. Bond Fund -- Financial Statements


--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED DECEMBER 31, 1999 (Unaudited)

INVESTMENT INCOME:
  Dividends....................................................  $       46,708
  Interest.....................................................       3,685,825
                                                                 --------------
      TOTAL INCOME.............................................       3,732,533
                                                                 --------------
EXPENSES:
  Advisory.....................................................         283,873
  Registration.................................................          20,800
  Professional.................................................          20,529
  Distribution.................................................          14,465
  Other........................................................          20,526
                                                                 --------------
      TOTAL EXPENSES...........................................         360,193

      Expenses deferred by Advisor.............................          (2,293)
      Earnings credits.........................................          (1,659)
                                                                 --------------
      NET EXPENSES.............................................         356,241
                                                                 --------------

      NET INVESTMENT INCOME....................................       3,376,292
                                                                 --------------

NET REALIZED AND UNREALIZED LOSS:
  Net realized loss............................................      (1,678,187)
  Change in net unrealized appreciation or depreciation........        (964,402)
                                                                 --------------
  Net realized and unrealized loss.............................      (2,642,589)
                                                                 --------------
  Net increase in net assets resulting from operations.........  $      733,703
                                                                 ==============



                See accompanying notes to financial statements.


--------------------------------------------------------------------------------

                         U.S. Bond Fund -- Financial Statements



------------------------------------------------------------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS


                                                                                          Six Months Ended              Year
                                                                                          December 31, 1999             Ended
                                                                                             (Unaudited)            June 30, 1999
                                                                                           ---------------        ----------------
OPERATIONS:
  Net investment income..................................................................  $     3,376,292        $      4,517,147
  Net realized loss......................................................................       (1,678,187)               (338,906)
  Change in net unrealized appreciation or depreciation..................................         (964,402)             (3,036,340)
                                                                                           ---------------        ----------------
  Net increase in net assets resulting from operations...................................          733,703               1,141,901
                                                                                           ---------------        ----------------
DISTRIBUTIONS TO SHAREHOLDERS:
  Distributions in excess of net investment income.......................................       (4,521,037)             (3,812,376)
  Distributions from net realized gain...................................................               --                 (55,782)
  Distributions in excess of net realized gain...........................................               --              (1,051,755)
                                                                                           ---------------        ----------------
  Total distributions to shareholders*...................................................       (4,521,037)             (4,919,913)
                                                                                           ---------------        ----------------
CAPITAL SHARE TRANSACTIONS:
  Shares sold............................................................................       51,018,071             156,386,946
  Shares issued in connection with the acquisition of UBS Bond Fund......................               --              15,177,263
  Shares issued on reinvestment of distributions.........................................        4,378,710               4,271,987
  Shares redeemed........................................................................      (69,422,381)           (115,331,025)
                                                                                           ---------------        ----------------
  Net increase (decrease) in net assets resulting from capital share transactions........      (14,025,600)             60,505,171
                                                                                           ---------------        ----------------
      TOTAL INCREASE (DECREASE) IN NET ASSETS............................................      (17,812,934)             56,727,159
                                                                                           ---------------        ----------------
NET ASSETS:
  Beginning of period....................................................................       98,045,583              41,318,424
                                                                                           ---------------        ----------------
  End of period (including undistributed net investment income
  of $(183,624) and $961,121, respectively)..............................................  $    80,232,649        $     98,045,583
                                                                                           ===============        ================

*DISTRIBUTIONS BY CLASS:
  Distributions from net investment income:
    Brinson Class I......................................................................       (4,175,208)             (3,583,162)
    Brinson Class N......................................................................              (61)                    (46)
    UBS Investment Funds Class...........................................................         (345,768)               (229,168)
  Distributions from and in excess of net realized gain:
    Brinson Class I......................................................................               --              (1,038,553)
    Brinson Class N......................................................................               --                     (16)
    UBS Investment Funds Class...........................................................               --                 (68,968)
                                                                                           ---------------        ----------------
  Total distributions to shareholders....................................................       (4,521,037)             (4,919,913)
                                                                                           ---------------        ----------------


                See accompanying notes to financial statements.



===================================================================================================================================

58

                    U.S. Bond Fund -- Financial Highlights


--------------------------------------------------------------------------------
The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

                                                    Six Months Ended                                                August 31, 1995*
                                                   December 31, 1999               Year Ended June 30,                  Through
                                                                          -----------------------------------
UBS Investment Funds Class                            (Unaudited)         1999           1998            1997        June 30, 1996
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period................  $   10.23         $   10.54      $   10.22        $    9.92      $   10.00
                                                      ---------         ---------      ---------        ---------      ---------
 Income from investment operations:
   Net investment income............................       0.29**            0.52**         0.50             0.46**         0.46
   Net realized and unrealized gain (loss)..........      (0.27)            (0.26)          0.49             0.32          (0.13)
                                                      ---------         ---------      ---------        ---------      ---------
        Total income from investment operations.....       0.02              0.26           0.99             0.78           0.33
                                                      ---------         ---------      ---------        ---------      ---------
 Less distributions:
   Distributions from net investment income.........      (0.54)            (0.42)         (0.53)           (0.48)         (0.38)
   Distributions in excess of net realized gain.....         --             (0.15)         (0.14)              --          (0.03)
                                                      ---------         ---------      ---------        ---------      ---------
        Total distributions.........................      (0.54)            (0.57)         (0.67)           (0.48)         (0.41)
                                                      ---------         ---------      ---------        ---------      ---------
Net asset value, end of period......................  $    9.71         $   10.23      $   10.54        $   10.22      $    9.92
                                                      =========         =========      =========        =========      =========
Total return (non-annualized).......................      (1.55)%            2.45%          9.97%            7.91%          3.24%
Ratios/Supplemental data:
 Net assets, end of period (in 000s)................  $   5,771         $   6,015      $   2,444        $   1,399      $     636
 Ratio of expenses to average net assets:
   Before expense reimbursement
     and earnings credits...........................       1.08%***          1.08%          1.31%            2.12%          4.10%***
   After expense reimbursement
     and earnings credits...........................       1.07%***          1.07%          1.07%            1.07%          1.07%***
 Ratio of net investment income to average
   net assets:
   Before expense reimbursement
     and earnings credits...........................       5.47%***          4.95%          5.14%            4.67%          2.53%***
   After expense reimbursement
     and earnings credits...........................       5.48%***          4.96%          5.38%            5.72%          5.56%***
Portfolio turnover rate.............................        103%              260%           198%             410%           363%


  * Commencement of investment operations
 ** The net investment income per share data was determined by using average shares outstanding throughout the period.
*** Annualized


                See accompanying notes to financial statements.


--------------------------------------------------------------------------------

High Yield Fund



--------------------------------------------------------------------------------
[LOGO] UBS
       Investment Funds

The UBS Investment Fund -D High Yield has earned an annualized return of 4.09% since its inception on December 31, 1998, versus 1.57% for its benchmark, the Merrill Lynch High Yield Master Index. This performance was achieved with an annualized volatility of 4.30% versus 2.98% for the benchmark. This strong performance was due mainly to credit and sector selection decisions.

Due to continued strength in the U.S. economy, spreads (over U.S. Treasuries) in the high yield market tightened from 555 basis points at 1998 year-end to 453 basis points at 1999 year-end. However, an increase in the general level of U.S. interest rates raised the benchmark's yield-to-worst from 10.20% to 10.97% over the same one-year period. As the year progressed, the market became increasingly intolerant of poor financial results. Often when companies reported bad news their bond prices dropped by more than 15%. Conversely, when companies reported good news, their bond prices showed only modest gains.

In September, default rates stood at 3.26% versus 1.32% a year earlier. As participants focused on higher default rates, the market's shrinking liquidity was exacerbated by the perception of potential business disruptions resulting from Y2K. In December, evidence suggested that the default rate had peaked and that Y2K concerns had been addressed. Liquidity improved and demand for new bond issuance increased. This firmed up the market, leading to solid performance in the fourth quarter.

As in 1998, industry weightings helped to enhance returns. The Fund benefited from underweights in healthcare, textile and entertainment/film, which significantly underperformed the market, and from overweights in cable, broadcasting and publishing/printing, which performed well. Fund performance was hurt somewhat by an underweight in cyclicals, which significantly outperformed the broader market in 1999.


--------------------------------------------------------------------------------
60

High Yield Fund


--------------------------------------------------------------------------------
[LOGO] UBS
       Investment Funds

Total Return

                                         6 months  12/31/98*
                                          ended       to
                                         12/31/99  12/31/99
-----------------------------------------------------------
UBS Investment Fund - High Yield          1.45%     4.09%
-----------------------------------------------------------
Merrill Lynch High Yield Master Index    -0.18      1.57
-----------------------------------------------------------
* Inception date of the UBS Investment Fund - High Yield. Total return includes reinvestment of all capital gain and income distributions.


Illustration of an Assumed Investment of $10,000

This chart shows the growth in the value of an investment in the UBS Investment Fund -D High Yield and the Merrill Lynch High Yield Master Index if you had invested $10,000 on December 31, 1998, and had reinvested all your income dividends and capital gain distributions through December 31, 1999. No adjustment has been made for any income taxes payable by shareholders on income dividends and capital gain distributions. Past performance is no guarantee of future results. Share price and return will vary with market conditions; investors may realize a gain or loss upon redemption.


UBS Investment Fund - High Yield
vs. Merrill Lynch High Yield Master Index
Wealth Value with Dividends Reinvested


-----------------------------------------------------------
Date      UBS Investment Fund -    Merrill Lynch High Yield
          High Yield               Master Index
-----------------------------------------------------------
12/31/98              10,000                         10,000
-----------------------------------------------------------
 1/31/99              10,240                         10,099
-----------------------------------------------------------
 2/28/99              10,281                         10,022
-----------------------------------------------------------
 3/31/99              10,391                         10,108
-----------------------------------------------------------
 4/30/99              10,541                         10,266
-----------------------------------------------------------
 5/31/99              10,311                         10,195
-----------------------------------------------------------
 6/30/99              10,261                         10,176
-----------------------------------------------------------
 7/31/99              10,240                         10,191
-----------------------------------------------------------
 8/31/99              10,188                         10,087
-----------------------------------------------------------
 9/30/99              10,147                         10,049
-----------------------------------------------------------
10/31/99              10,137                          9,990
-----------------------------------------------------------
11/31/99              10,343                         10,104
-----------------------------------------------------------
12/31/99              10,409                         10,157
-----------------------------------------------------------

Fund returns are net of all fees and costs, while the Index returns are based solely on market returns without deduction for fees or transaction costs for rebalancing.


--------------------------------------------------------------------------------

High Yield Fund

--------------------------------------------------------------------------------
[LOGO]  UBS
        Investment Funds

Industry Diversification

As a Percent of Net Assets
As of December 31, 1999 (Unaudited)
-----------------------------------------------------------------
U.S. BONDS
Corporate Bonds
   Aerospace & Military                                    0.69%
   Auto                                                    1.24
   Chemicals                                               4.39
   Construction                                            4.64
   Consumer                                                3.21
   Electronics and Electric Components                     0.55
   Energy                                                  2.33
   Financial Services                                      1.34
   Food & House Products                                   5.07
   Health                                                  3.06
   Publishing                                              2.25
   Radio Broadcasting                                      3.14
   Real Estate                                             0.83
   Recreation                                              8.46
   Retail                                                  5.23
   Services/Miscellaneous                                 17.51
   Telecommunications                                     14.29%
   Television Broadcasting                                14.88
                                                         ------
          Total U.S. Corporate Bonds                      93.11

International Dollar Bonds                                 2.39
                                                         ------
          Total U.S. Bonds                                95.50

Warrants                                                   0.02
                                                         ------
SHORT-TERM INVESTMENTS                                     2.57
                                                         ------
          TOTAL INVESTMENTS                               98.09
CASH AND OTHER ASSETS,
  LESS LIABILITIES                                         1.91
                                                         ------
NET ASSETS                                               100.00%
                                                         ======

-----------------------------------------------------------------

Top Ten U.S. Bond Holdings

As of December 31, 1999  (Unaudited)

                                                      Percent of
                                                      Net Assets
-----------------------------------------------------------------
 1. Exodus Communications, Inc.                           1.83%
 2. Lyondell Chemical Co.                                 1.59
 3. Paxson Communications Corp.                           1.57
 4. Dobson Sygnet Communications, Inc.                    1.56
 5. Microcell Telecommunications, Inc.                    1.55
 6. Group Maintenance America Corp.                       1.50
 7. Waterford Gaming                                      1.48
 8. PSINet, Inc.                                          1.48
 9. Verio, Inc.                                           1.46
10. Paxson Communications Corp.                           1.44
-----------------------------------------------------------------


================================================================================
62

                  High Yield Fund -- Schedule of Investments

December 31, 1999 (Unaudited)

--------------------------------------------------------------------------------

                                                  Face
                                                 Amount            Value
                                               ----------         -------
U.S. Bonds -- 95.50%
U.S. Corporate Bonds -- 93.11%
Ackerley Group, Inc., Series B,
  9.000%, due 01/15/09........................ $  675,000      $  658,125
Adelphia Communications Corp.,
  9.375%, due 11/15/09........................    500,000         490,000
Allbritton Communications Co., Series B,
  8.875%, due 02/01/08........................    550,000         528,000
American Mobile Satellite Corp.,
  12.250%, due 04/01/08.......................    250,000         195,313
Avalon Cable Holdings,
  9.375%, due 12/01/08........................    600,000         606,000
Bally Total Fitness Corp., Series B,
  9.875%, due 10/15/07........................    500,000         485,000
Big City Radio, Inc., (c)
  0.000%, due 03/15/05........................  1,100,000         709,500
Budget Group, Inc.,
  9.125%, due 04/01/06........................    500,000         465,000
Building Materials Corp.,
  7.750%, due 07/15/05........................    650,000         591,500
Capstar Broadcasting Partners, Inc., (d)
  0.000%, due 02/01/09........................    500,000         445,000
Carmike Cinemas, Inc.,
  9.375%, due 02/01/09........................    750,000         650,625
CB Richard Ellis Services, Inc.,
  8.875%, due 06/01/06........................    525,000         467,250
Centennial Cellular,
  10.750%, due 12/15/08.......................    500,000         535,000
Century Communications Corp.,
  0.000%, due 01/15/08........................    425,000         186,469
  8.375%, due 11/15/17........................    300,000         265,500
Collins & Alkman Corp.,
  11.500%, due 04/15/06.......................    700,000         691,250
CSC Holdings, Inc.,
  7.625%, due 07/15/18........................    600,000         558,000
Cumulus Media, Inc.,
  10.375%, due 07/01/08.......................    590,000         613,600
Dan River, Inc., Snr-Sub-Nts,
  10.125%, due 12/15/03.......................    500,000         500,000
Dobson Sygnet Communications, Inc.,
  12.250%, due 12/15/08.......................    800,000         880,000
Eagle Family Foods, Series B,
  8.750%, due 01/15/08........................    750,000         577,500
Exodus Communications, Inc.,
  11.250%, due 07/01/08.......................  1,000,000       1,032,500
Falcon Holding Group, Series B, (e)
  0.000%, due 04/15/10........................    150,000         112,313
Fedders North America,
  9.375%, due 08/15/07........................    500,000         490,000
Federal-Mogul Corp.,
  7.500%, due 01/15/09........................    250,000         222,691
Fox/Liberty Networks, Step, (f)
  0.000%, due 08/15/07........................ $  500,000      $  402,500
Global Imaging Systems, Inc.,
  10.750%, due 02/15/07.......................    325,000         312,000
Golden Sky DBS, Inc., (g)
  0.000%, due 03/01/07........................    375,000         228,281
Gothic Production Corp.,
  11.125%, due 05/01/05 Series B..............    500,000         425,000
Granite Broadcasting Corp.,
  10.375%, due 05/15/05.......................    400,000         408,000
Group Maintenance America Corp.,
  9.750%, due 01/15/09........................    850,000         843,625
Harvey Casinos Resorts,
  10.625%, due 06/01/06.......................    300,000         309,750
Hollinger International Publishing Corp.,
  9.250%, due 02/01/06........................    750,000         742,500
ICN Pharmaceuticals, Inc.,
  9.250%, due 08/15/05........................    400,000         394,000
Integrated Electrical Services, Inc.,
  9.375%, due 02/01/09........................    750,000         735,937
Interep National Radio Sales, Series B,
  10.000%, due 07/01/08.......................    650,000         622,375
Iron Mountain, Inc.,
  10.125%, due 10/01/06.......................    200,000         203,500
  8.750%, due 09/30/09........................    500,000         476,250
Isle of Capri Casinos, Inc.,
  8.750%, due 04/15/09........................    500,000         460,000
ISP Holdings Inc., Series B,
  9.000%, due 10/15/03........................    630,000         614,250
J.H. Heafner Co., 10.000%, due 05/15/08.......    525,000         475,125
Level 3 Communications, Inc., (h)
  0.000%, due 12/01/08........................    850,000         514,250
Liberty Group Operating,
  9.375%, due 02/01/08........................    850,000         756,500
LIN Holdings Corp., Step, (i)
  0.000%, due 03/01/08........................  1,000,000         673,750
Loral Space & Communications Ltd.,
  9.500%, due 01/15/06........................    200,000         180,000
Lyondell Chemical Co., Series B,
  9.875%, due 05/01/07........................    880,000         897,600
Mail Well Corp., 8.750%, due 12/15/08.........    500,000         475,000
Merrill Corp., 12.000%, due 05/01/09..........    325,000         318,500
Metromedia Fiber Network,
  10.000%, due 12/15/09.......................    600,000         615,000
Mohegan Tribal Gaming Authority,
  8.750%, due 01/01/09........................    600,000         591,000
MTS, Inc., 9.375%, due 05/01/05...............    750,000         375,000
NationsRent, Inc., 10.375%, due 12/15/08......    675,000         664,875
NBTY, Inc., Series B,
  8.625%, due 09/15/07........................    440,000         407,000

================================================================================

                  High Yield Fund -- Schedule of Investments


December 31, 1999 (Unaudited)

--------------------------------------------------------------------------------

                                                        Face
                                                       Amount       Value
                                                     ----------   ----------
New World Pasta Co.,
 9.250%, due 02/15/09............................    $  545,000   $  490,500
Newpark Resources, Inc., Series B,
 8.625%, due 12/15/07............................       700,000      651,000
Nextel Communications, Inc., 144A,
 9.375%, due 11/15/09............................       305,000      298,900
Nextel Communications, Inc., Step, (j)
 0.000%, due 09/15/07............................       800,000      596,000
Nextlink Communications, 144A,
 0.000%, due 12/01/09 (k)........................       712,000      414,740
 10.500%, due 12/01/09...........................       175,000      177,625
Nortex, Inc., 9.875%, due 03/01/04...............       450,000      443,250
NTL Communications Corp., Series B,
 Step, (1)
 0.000%, due 10/01/08............................       900,000      636,750
Packaging Corp. of America,
 9.625%, due 04/01/09............................       220,000      224,675
Paxson Communications Corp.,
 11.625%, due 10/01/02...........................       850,000      884,000
Paxson Communications Corp. (b),
 0.000%, due 10/31/06............................           797      812,818
Pegasus Communication Corp., Class B,
 144A, 12.500%, due 08/01/07.....................       550,000      599,500
Pegasus Communications Corp., Class B,
 9.625%, due 10/15/05............................       750,000      757,500
 9.750%, due 12/01/06............................       150,000      151,500
Perry Ellis International, Inc.,
 12.250%, due 04/01/03...........................       650,000      645,937
Phoenix Color, Inc.,
 10.375%, due 02/01/09...........................       600,000      576,000
Pilgrim's Pride Corp., Snr-Sub-Nts,
 10.875%, due 08/01/03...........................       561,000      566,610
Pillowtex Corp., 10.000%, due 11/15/06...........       125,000       57,500
Plains Resources, Inc., 10.250%,
 due 03/15/06 Series B...........................       300,000      291,000
Premier Parks, Inc., Step, (m)
 0.000%, due 04/01/08............................     1,100,000      759,000
Protection One Alarm, Inc.,
 7.375%, due 08/15/05............................       365,000      290,175
PSINet, Inc.,
 10.500%, due 12/01/06...........................       150,000      151,125
PSINet, Inc., 11.500%, due 11/01/08..............       800,000      836,000
Qwest Communications International, Inc., (n)
 0.000%, due 10/15/07............................       500,000      405,000
R. H. Donnelly, Inc., 9.125%, due 06/01/08.......       750,000      735,000
Range Resources Corp.,
 8.750%, due 01/15/07............................       650,000      596,375
Rayovac Corp., Series B,
 10.250%, due 11/01/06...........................       600,000      612,000
RCN Corp., Step, (o)
 0.000%, due 10/15/07............................       450,000      316,125
Revlon Consumer Products,
 8.125%, due 02/01/06............................    $  400,000   $  294,000
 8.625%, due 02/01/08............................       220,000      110,000
Scotts Co., 144A, 8.625%, due 01/15/09...........       500,000      485,000
Sequa Corp., 9.000%, due 08/01/09................       400,000      387,000
Simmons Co., 10.250%, due 03/15/09...............       700,000      662,375
Sinclair Broadcast Group,
 10.000%, due 09/30/05...........................       250,000      247,500
 8.750%, due 12/15/07............................       425,000      392,063
Sleepmaster Corp., 144A,
 11.000%, due 05/15/09...........................       500,000      508,750
Speedway Motorsports, Inc.,
 8.500%, due 08/15/07............................       700,000      679,000
T/SF Communications Corp., Series B,
 10.375%, due 11/01/07...........................       550,000      528,000
Telecorp PCS, Inc., (p)
 0.000%, due 04/15/09............................       700,000      441,000
TeleWest Communications PLC, 144A, (q)
 0.000%, due 04/15/09............................       500,000      315,000
Trans-Resources, Inc., Series B, (r)
 0.000%, due 03/15/08............................       650,000      325,000
Tritel PCS, Inc., 144A, (s)
 0.000%, due 05/15/09............................       200,000      126,500
Triton PCS, Inc., (t)
 0.000%, due 05/01/08............................     1,125,000      795,937
Twin Labs, Inc., 10.250%, due 05/15/06...........       500,000      517,500
U.S. Unwired, Inc., 144A, (u)
 0.000%, due 11/01/09............................       800,000      468,000
United Industries Corp.,
 9.875%, due 04/01/09............................       700,000      638,750
United Rentals, Inc., Series B,
 9.500%, due 06/01/08............................       625,000      610,937
 9.250%, due 01/15/09............................       370,000      355,200
Verio, Inc., 13.500%, due 06/15/04...............       750,000      823,125
Voicestream Wire, 144A,
 10.375%, due 11/15/09...........................       225,000      231,750
Waterford Gaming, 144A, 9.500%,
 due 03/15/10....................................       850,000      837,250
Williams Communications Group, Inc.,
 10.875%, due 10/01/09...........................       635,000      663,575
                                                                  ----------
                                                                  52,497,521
                                                                  ----------
International Dollar Bonds -- 2.39%
Imax, Corp., 7.875%, due 12/01/05................       500,000      472,500
 Microcell Telecommunications, Inc.,
  Series B, 0.000%, due 06/01/06.................       990,000      873,675
                                                                  ----------
                                                                   1,346,175
                                                                  ----------
Total U.S. Bonds (Cost $56,267,269)..............                 53,843,696
                                                                  ----------

================================================================================
64

                  High Yield Fund -- Schedule of Investments

December 31, 1999 (Unaudited)

--------------------------------------------------------------------------------

                                                  Warrants        Value
                                                 ----------    ------------
Warrants -- 0.02%
American Mobile Satellite Corp., 144A,
Warrants (Cost $11,250) (b)..................           250    $     10,000
                                                               ------------

                                                   Shares
                                                 ----------
Short-Term Investments -- 2.57%
Investment Companies -- 2.57%
Brinson Supplementary Trust U.S. Cash
 Management Prime Fund
 (Cost $1,449,925)...........................     1,449,925       1,449,925
                                                               ------------
Total Investments
 (Cost $57,728,444) -- 98.09% (a)............                    55,303,621
Cash and other assets,
 less liabilities -- 1.91%...................                     1,078,599
                                                               ------------
Net Assets -- 100%...........................                  $ 56,382,220
                                                               ============


NOTES TO SCHEDULE OF INVESTMENTS

(a) Aggregate cost for federal income tax purposes was $57,728,444; and net unrealized depreciation consisted of:

        Gross unrealized appreciation           $       438,489
        Gross unrealized depreciation                (2,863,312)
                                                ---------------
        Net unrealized depreciation             $    (2,424,823)
                                                ===============

(b) Non-income producing security.
(c) Interest rate 0.000% until 03/15/01, then 11.125% to maturity
(d) Interest rate 0.000% until 02/01/02, then 12.750% to maturity
(e) Interest rate 0.000% until 04/15/03, then 9.285% to maturity
(f) Interest rate 0.000% until 08/15/02, then 9.750% to maturity
(g) Interest rate 0.000% until 03/01/04, then 13.500% to maturity
(h) Interest rate 0.000% until 12/01/03, then 10.500% to maturity
(i) Interest rate 0.000% until 03/01/03, then 10.000% to maturity
(j) Interest rate 0.000% until 09/15/02, then 10.650% to maturity
(k) Interest rate 0.000% until 12/01/04, then 12.125% to maturity
(l) Interest rate 0.000% until 10/01/03, then 12.375% to maturity
(m) Interest rate 0.000% until 04/01/03, then 10.000% to maturity
(n) Interest rate 0.000% until 10/15/02, then 9.470% to maturity
(o) Interest rate 0.000% until 10/15/02, then 11.125% to maturity
(p) Interest rate 0.000% until 04/15/04, then 11.625% to maturity
(q) Interest rate 0.000% until 04/15/04, then 9.250% to maturity
(r) Interest rate 0.000% until 03/15/03, then 12.000% to maturity
(s) Interest rate 0.000% until 05/15/04, then 12.750% to maturity
(t) Interest rate 0.000% until 05/01/03, then 11.000% to maturity
(u) Interest rate 0.000% until 11/01/04, then 13.375% to maturity

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers. At December 31, 1999, the value of these securities amounted to $4,473,015 or 7.93% of net assets.

                See accompanying notes to financial statements.

================================================================================

                    High Yield Fund -- Financial Statements

--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
December 31, 1999 (Unaudited)

ASSETS:
  Investments, at value:
     Unaffiliated issuers (Cost $56,278,519)............................................. $53,853,696
     Affiliated issuers (Cost $1,449,925)................................................   1,449,925
  Receivables:
     Investment securities sold..........................................................     308,735
     Interest............................................................................   1,153,641
                                                                                          -----------
        TOTAL ASSETS.....................................................................  56,765,997
                                                                                          -----------

LIABILITIES:
  Payables:
     Investment advisory fees............................................................      25,035
     Due to custodian bank...............................................................     308,042
     Accrued expenses....................................................................      50,700
                                                                                          -----------
        TOTAL LIABILITIES................................................................     383,777
                                                                                          -----------
NET ASSETS............................................................................... $56,382,220
                                                                                          ===========

NET ASSETS CONSIST OF:
  Paid in capital........................................................................ $59,825,015
  Accumulated undistributed net investment income........................................     558,849
  Distributions in excess of net realized gain...........................................  (1,576,821)
  Net unrealized depreciation............................................................  (2,424,823)
                                                                                          -----------
NET ASSETS............................................................................... $56,382,220
                                                                                          ===========

OFFERING PRICE PER SHARE:
  Brinson Class I:
   Net asset value, offering price and redemption price per share (Based on net assets of
    $53,461,003 and 5,563,579 shares issued and outstanding)............................. $      9.61
                                                                                          ===========

 Brinson Class N:
  Net asset value, offering price and redemption price per share (Based on net assets of
   $1,046 and 109 shares issued and outstanding)......................................... $      9.60
                                                                                          ===========

 UBS Investment Funds Class:
  Net asset value, offering price and redemption price per share (Based on net assets of
   $2,920,171 and 304,104 shares issued and outstanding)................................. $      9.60
                                                                                          ===========

                See accompanying notes to financial statements.

================================================================================
66

                    High Yield Fund -- Financial Statements

--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED DECEMBER 31, 1999 (Unaudited)

INVESTMENT INCOME:
  Interest........................................................................   $ 3,208,339
                                                                                     -----------
     TOTAL INCOME.................................................................     3,208,339
                                                                                     -----------

EXPENSES:
  Advisory........................................................................       192,673
  Distribution....................................................................        26,035
  Professional....................................................................        20,107
  Registration....................................................................        15,506
  Other...........................................................................        39,774
                                                                                     -----------
     TOTAL EXPENSES...............................................................       294,095
     Expenses deferred by Advisor.................................................       (40,895)
     Earnings credits.............................................................        (1,756)
                                                                                     -----------
     NET EXPENSES.................................................................       251,444
                                                                                     -----------
     NET INVESTMENT INCOME........................................................     2,956,895
                                                                                     -----------
NET REALIZED AND UNREALIZED GAIN (LOSS):
  Net realized loss on investments................................................    (1,508,313)
  Change in net unrealized appreciation or depreciation...........................      (280,354)
                                                                                     -----------
  Net realized and unrealized loss................................................    (1,788,667)
                                                                                     -----------
  Net increase in net assets resulting from operations............................   $ 1,168,228
                                                                                     ===========

================================================================================

                    High Yield Fund -- Financial Statements

--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                          Six Months Ended
                                                                                          December 31, 1999       Six Months Ended*
                                                                                             (Unaudited)            June 30, 1999
                                                                                           ------------             -------------
OPERATIONS:
 Net investment income...............................................................      $  2,956,895             $   2,487,185
 Net realized gain (loss)............................................................        (1,508,313)                  420,129
 Change in net unrealized appreciation or depreciation...............................          (280,354)               (1,916,114)
                                                                                           ------------             -------------
 Net increase in net assets resulting from operations................................         1,168,228                   991,200
                                                                                           ------------             -------------

DISTRIBUTIONS TO SHAREHOLDERS:
 Distributions from net investment income:
   Brinson Class I...................................................................        (2,747,919)               (1,845,754)
   Brinson Class N...................................................................               (48)                      (30)
   UBS Investment Funds Class........................................................          (261,823)                 (167,575)
 Distributions from and in excess of net realized gain:
   Brinson Class I...................................................................          (384,243)                       --
   Brinson Class N...................................................................                (7)                       --
   UBS Investment Funds Class........................................................           (40,374)                       --
                                                                                           ------------             -------------
 Total distributions to shareholders.................................................        (3,434,414)               (2,013,359)
                                                                                           ------------             -------------

CAPITAL SHARE TRANSACTIONS:
 Shares sold.........................................................................         7,261,164                52,695,849
 Shares issued on reinvestment of distributions......................................         3,052,216                 1,797,826
 Shares redeemed.....................................................................       (18,002,121)              (22,036,291)
                                                                                           ------------             -------------
 Net increase (decrease) in net assets resulting from capital share transactions.....        (7,688,741)               32,457,384
                                                                                           ------------             -------------
       TOTAL INCREASE (DECREASE) IN NET ASSETS.......................................        (9,954,927)               31,435,225
                                                                                           ------------             -------------

NET ASSETS:
 Beginning of period.................................................................        66,337,147                34,901,922
                                                                                           ------------             -------------
 End of period (including accumulated undistributed net investment
  income of $558,849 and $611,744, respectively).....................................      $ 56,382,220             $  66,337,147
                                                                                           ============             =============

* Reflects the Fund's change in fiscal year end from December 31 to June 30

                See accompanying notes to financial statements.

================================================================================
68

                    High Yield Fund -- Financial Highlights

--------------------------------------------------------------------------------

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

                                                                                      Six Months Ended
                                                                                      December 31, 1999       Six Months Ended
UBS Investment Funds Class                                                               (Unaudited)           June 30, 1999*
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period............................................            $  9.95                $  9.98
                                                                                            -------                -------
  Income from investment operations:
    Net investment income.......................................................               0.42**                 0.41**
    Net realized and unrealized loss............................................              (0.27)                 (0.15)
                                                                                            -------                -------
        Total income from investment operations.................................               0.15                   0.26
                                                                                            -------                -------

  Less distributions:
    Distribution from net investment income.....................................              (0.43)                 (0.29)
    Distributions from and in excess of net realized gain.......................              (0.07)                    --
                                                                                            -------                -------
        Total distributions.....................................................              (0.50)                 (0.29)
                                                                                            -------                -------
Net asset value, end of period..................................................            $  9.60                $  9.95
                                                                                            =======                =======

Total return (non-annualized)...................................................               4.09%                  2.61%

Ratios/Supplemental Data:
  Net assets, end of period (in 000s)...........................................            $ 2,920                $ 6,292
  Ratio of expenses to average net assets:
    Before expense reimbursement and earnings credits...........................               1.68%***               1.68%***
    After expense reimbursement and earnings credits............................               1.55%***               1.55%***
  Ratio of net investment income to average net assets:
    Before expense reimbursement and earnings credits...........................               8.29%***               7.69%***
    After expense reimbursement and earnings credits............................               8.42%***               7.82%***
  Portfolio turnover rate.......................................................                 29%                    77%

  *  Commencement of UBS Investment Funds Class was December 31, 1998
 ** The net investment income per share data was determined by using average shares outstanding throughout the period
***  Annualized

                See accompanying notes to financial statements.

================================================================================

         UBS Investment Funds N Notes To Financial Statements

--------------------------------------------------------------------------------

1.   SIGNIFICANT ACCOUNTING POLICIES
The Brinson Funds (the "Trust") is an open-end, management investment company registered under the Investment Company Act of 1940, as amended, as a series company. The Trust currently offers shares of eleven series: Global Fund, Global Equity Fund, Global Bond Fund, U.S. Balanced Fund, U.S. Equity Fund, U.S. Large Capitalization Equity Fund, U.S. Large Capitalization Growth Fund, U.S. Small Capitalization Growth Fund, U.S. Bond Fund, High Yield Fund and Global (Ex-U.S.) Equity Fund (each a "Fund" and collectively, the "Funds"). Each Fund has three classes of shares outstanding, Brinson Class I, Brinson Class N and UBS Investment Funds Class. There are an unlimited number of shares of each class with par value of $0.001 authorized. Each share represents an identical interest in the investments of the Funds and has the same rights. The financial highlights of the UBS Investment Funds Class are presented separately.

Prior to December 19, 1998, the U.S. Large Capitalization Growth Fund (formerly, UBS Large Cap Growth Fund), U.S. Small Capitalization Growth Fund (formerly, UBS Small Cap Fund), High Yield Fund (formerly, UBS High Yield Bond Fund), UBS Value Equity Fund and UBS Bond Fund sought to achieve their investment objectives by investing substantially all of their investable assets in a corresponding portfolio of UBS Investor Portfolios Trust (each a "Portfolio" and collectively, the "Portfolios"), an open-end management investment company that had the same investment objective. On October 20, 1998, the Board of Directors approved a tax-free plan of reorganization (the "Reorganization").

Pursuant to the Reorganization, the net assets of the UBS Large Cap Growth Fund, UBS Small Cap Fund and UBS High Yield Bond Fund were withdrawn from their corresponding Portfolio and thereafter each began to operate, under its new name, as a separate Fund in the Trust. In addition, the net assets of the UBS Value Equity Fund and UBS Bond Fund were withdrawn from their corresponding Portfolio and acquired by the U.S. Equity Fund and U.S. Bond Fund, respectively, in a tax-free exchange solely for Brinson Class I shares of each Fund. The UBS Value Equity Fund and UBS Bond Fund were then dissolved. Shares issued in exchange, net asset value and corresponding net unrealized appreciation at December 18, 1998, were as follows:
                                                                        Net
                                                         Net         Unrealized
Fund                                 Shares          Asset Value    Appreciation
----                                 ------          -----------    ------------
UBS Value Equity Fund............   1,233,797        $23,269,419      $774,047
UBS Bond Fund....................   1,429,121         15,177,263        27,192

The aggregate net assets of the U.S. Equity Fund and U.S. Bond Fund immediately before the mergers were $729,679,727 and $80,523,890, respectively.

The following is a summary of significant accounting policies consistently followed by the U.S. Balanced Fund, U.S. Equity Fund, U.S. Large Capitalization Equity Fund, U.S. Large Capitalization Growth Fund, U.S. Small Capitalization Growth Fund, U.S. Bond Fund and High Yield Fund in the preparation of their financial statements.

A. Investment Valuation: Securities for which market quotations are readily available are valued at the last available sales price on the exchange or market on which they are principally traded, or lacking any sales, at the last available bid price on the exchange or market on which such securities are principally traded. Equity securities traded over-the-counter are valued at the most recent bid price. Securities for which the most recent bid price or market quotations are not readily available, including restricted securities which are subject to limitations on their sale, are valued at fair value as determined in good faith by or under the direction of the Trust's Board of Trustees. Investments in affiliated investment companies are valued each day based on the closing net asset value of the respective fund. Debt securities are valued at the most recent bid price by using market quotations or independent pricing services. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Short-term obligations with a maturity of 60 days or less are valued at amortized cost, which approximates market value.

B. Investment Transactions: Investment transactions are accounted for on a trade date basis. Gains and losses on securities sold are determined on an identified cost basis.

--------------------------------------------------------------------------------
70

         UBS Investment Funds N Notes To Financial Statements

--------------------------------------------------------------------------------

C. Investment Income: Interest income, which includes the amortization of premiums and discounts, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date.

D. Federal Income Taxes: It is the policy of the Funds to comply with all requirements of the Internal Revenue Code (the "Code") applicable to regulated investment companies and to distribute substantially all of their taxable income to their shareholders. The Funds have met the requirements of the Code applicable to regulated investment companies for the six months ended December 31, 1999, therefore, no federal income tax provision was required.

E. Distributions to Shareholders: It is the policy of the Funds to distribute their respective net investment income on a semi-annual basis and net capital gains, if any, annually. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Differences in dividends per share between the classes are due to distribution expenses. F. Income and Expense Allocations: All income earned and expenses incurred by each Fund will be borne on a pro rata basis by each of the classes, except that the Brinson Class I will not incur any of the distribution expenses of the Brinson Class N nor the UBS Investment Funds Class.

G. Use of Estimates: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimates.

H. Earnings Credits: The Fund's have entered into an agreement with their custodian whereby interest earned on uninvested cash balances was used to offset a portion of the Fund's expenses. This amount is reflected in the statement of operations.

2.   INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES
Brinson Partners, Inc. (the "Advisor"), a registered investment advisor, provides the Funds with investment management services. As compensation for these services, each Fund pays the Advisor a monthly fee based on each Fund's respective average daily net assets. The Advisor has agreed to waive its fees and reimburse each Fund to the extent that total annualized operating expenses exceed a specified percentage of each Fund's respective average daily net assets. Investment advisory fees and other transactions for the six months ended December 31, 1999, were as follows:

                                                                                         UBS Investment
                                          Advisory   Brinson Class I   Brinson Class N    Funds Class      Advisory       Fees
Fund                                        Fee        Expense Cap       Expense Cap      Expense Cap        Fees       Deferred
----                                      --------   ---------------   ---------------   --------------   -----------   --------
U.S. Balanced Fund.........................   0.70%       0.80%              1.05%            1.30%       $   131,459   $ 28,977
U.S. Equity Fund...........................   0.70        0.80               1.05             1.32          2,275,632         --
U.S. Large Capitalization Equity Fund......   0.70        0.80               1.05             1.32             85,880     46,252
U.S. Large Capitalization Growth Fund......   0.70        0.80               1.05             1.57             31,958     56,260
U.S. Small Capitalization Growth Fund......   1.00        1.15               1.40             1.92            197,692     37,437
U.S. Bond Fund.............................   0.50        0.60               0.85             1.07            283,873      2,293
High Yield Fund............................   0.60        0.70               0.95             1.55            192,673     40,895

Certain officers of the Funds are also officers of the Advisor. All officers serve without direct compensation from the Funds. Trustees' fees paid to unaffiliated trustees for the six months ended December 31, 1999 were as follows:

U.S. Balanced Fund.................................................   $2,244
U.S. Equity Fund...................................................    9,914
U.S. Large Capitalization Equity Fund..............................    2,244
U.S. Large Capitalization Growth Fund..............................    1,834
U.S. Small Capitalization Growth Fund..............................    1,919
U.S. Bond Fund.....................................................    2,186
High Yield Fund....................................................    2,181

--------------------------------------------------------------------------------

              UBS INVESTMENT FUNDS  NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

The following Funds invest in shares of the Brinson Supplementary Trust U.S. Cash Management Prime Fund (OSupplementary TrustO). The Supplementary Trust is managed by the Advisor. The Supplementary Trust is offered as a cash management option to mutual funds and other accounts managed by the Advisor. The Supplementary Trust charges no management fees. Distributions received from the Supplementary Trust are reflected as interest income on the statement of operations. Amounts relating to those investments for the six months ended December 31, 1999, were as follows:

                                                                                                                            % of
                                                                          Sales             Interest                         Net
Fund                                                   Purchases         Proceeds           Income             Value        Assets
----                                                 ------------     ------------       -----------      ------------     --------
U.S. Balanced Fund................................   $ 11,136,330     $ 10,864,712       $   26,452       $    507,697      1.51%
U.S. Equity Fund..................................    157,878,579      177,825,076          489,563         17,738,488      3.52
U.S. Large Capitalization Equity Fund.............     33,397,905       33,912,604           31,884          1,018,306      3.43
U.S. Large Capitalization Growth Fund.............             --               --               --                 --        --
U.S. Small Capitalization Growth Fund.............     18,471,553       17,818,667           59,423          2,787,103      5.89
U.S. Bond Fund....................................     54,290,733       59,535,749          216,321            259,361      0.32
High Yield Fund...................................     22,196,646       22,992,870           82,908          1,449,925      2.57

3. INVESTMENT TRANSACTIONS
Investment transactions for the six months ended December 31, 1999, excluding short-term investments, were as follows:

                                                                                                            Proceeds
Fund                                                                                    Purchases          From Sales
-----                                                                                -------------         ------------
U.S. Balanced Fund.................................................................. $  14,920,499         $ 16,406,156
U.S. Equity Fund....................................................................   164,908,312          352,962,708
U.S. Large Capitalization Equity Fund...............................................    28,374,811           19,896,891
U.S. Large Capitalization Growth Fund...............................................     5,102,225            3,978,343
U.S. Small Capitalization Growth Fund...............................................    25,658,441           26,524,897
U.S. Bond Fund......................................................................   104,061,479          112,194,288
High Yield Fund.....................................................................    17,141,344           25,158,957

4. FUTURES CONTRACTS
The Funds may purchase or sell exchange-traded futures contracts, that obligate the Funds to make or take delivery of a financial instrument or the cash value of a securities index at a specified future date at a specified price. The Funds enter into such contracts to hedge a portion of their portfolio. Risks of entering into futures contracts include the possibility that there may be an illiquid market or that a change in the value of the contract may not correlate with changes in the value of the underlying securities. Upon entering into a futures contract, the Funds are required to deposit either cash or securities (initial margin). Subsequent payments (variation margin) are made or received by the Funds, generally on a daily basis. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains or losses. The Funds recognize a realized gain or loss when the contract is closed or expires. The statement of operations reflects net realized and net unrealized gains and losses on these contracts.

5. DISTRIBUTION PLANS
The Trust has adopted distribution plans (the "Plans") pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, for the Brinson Class N and the UBS Investment Funds Class. Each Plan governs payments made for the expenses incurred in the promotion and distribution of the Brinson Class N and the UBS Investment Funds Class. Annual fees under the Brinson Class N Plan shall not exceed 0.25% of the average daily net assets of the Brinson Class N of each of the Funds. Annual fees under the UBS Investment Funds Plan, which include a 0.25% service fee, total 0.50%, 0.52%, 0.52%, 0.77%, 0.77%, 0.47%, and 0.85% of the average daily net assets of the UBS Investment Funds Class of the U.S. Balanced Fund, U.S. Equity Fund, U.S. Large Capitalization Equity Fund, U.S. Large Capitalization Growth Fund, U.S. Small Capitalization Growth Fund, U.S. Bond Fund and High Yield Fund, respectively.

6. LINE OF CREDIT
The Trust has entered into an agreement with Chase Manhattan Bank to provide a 364 day $100 million committed line of credit to the Funds. Borrowings will be made for temporary purposes. Interest on amounts borrowed is calculated based on the Federal Funds rate plus 0.50%. The Funds pay an annual commitment fee of 0.08% of the average daily unutilized balance of the line of credit. During the six months ended December 31, 1999, the Funds had no borrowings under the agreement.

================================================================================
72

              UBS Investment Funds  Notes To Financial Statements

--------------------------------------------------------------------------------

7.   CAPITAL TRANSACTIONS
Capital stock transactions were as follows:

                                                                                        U.S. Balanced Fund
                                                        -------------------------------------------------------------------------
                                                                  Six Months Ended
                                                                  December 31, 1999                         Year Ended
                                                                    (Unaudited)                           June 30, 1999
                                                        --------------------------------        ---------------------------------
                                                              Shares            Value             Shares                 Value
                                                        -------------       ------------        ----------          -------------
Sales:
   Brinson Class I.....................................       616,573       $  5,599,982         1,174,303          $  12,704,822
   Brinson Class N.....................................             -                  -             1,652                 15,306
   UBS Investment Funds Class..........................         8,273             75,774           135,474              1,464,212
                                                           ----------       ------------        ----------          -------------
      Total Sales......................................       624,846       $  5,675,756         1,311,429          $  14,184,340
                                                           ==========       ============        ==========          =============

Dividend Reinvestment:
   Brinson Class I.....................................       109,872       $    936,112         1,235,079          $  11,512,192
   Brinson Class N.....................................             4                 30                33                    311
   UBS Investment Funds Class..........................         4,112             34,830            56,474                523,561
                                                           ----------       ------------        ----------          -------------
      Total Dividend Reinvestment......................       113,988       $    970,972         1,291,586          $  12,036,064
                                                           ==========       ============        ==========          =============

Redemptions:
   Brinson Class I.....................................       895,496       $  8,000,958         4,977,791          $  56,107,946
   Brinson Class N.....................................            11                 96             1,641                 15,210
   UBS Investment Funds Class..........................        31,085            274,280           154,266              1,558,776
                                                           ----------       ------------        ----------          -------------
      Total Redemptions................................       926,592       $  8,275,334         5,133,698          $  57,681,932
                                                           ==========       ============        ==========          =============

                                                                                        U.S. Equity Fund
                                                        -------------------------------------------------------------------------
                                                                  Six Months Ended
                                                                 December 31, 1999                          Year Ended
                                                                    (Unaudited)                           June 30, 1999
                                                        --------------------------------        ---------------------------------
                                                              Shares            Value             Shares                 Value
                                                        -------------       ------------        ----------          -------------
Sales:
   Brinson Class I.....................................     3,518,151       $ 65,942,440        14,157,093*         $ 272,587,287
   Brinson Class N.....................................       208,641          3,860,847           417,980              8,022,220
   UBS Investment Funds Class..........................        34,158            710,292         1,317,474             26,390,598
                                                           ----------       ------------        ----------          -------------
      Total Sales......................................     3,760,950       $ 70,513,579        15,892,547          $ 307,000,105
                                                           ==========       ============        ==========          =============

Dividend Reinvestment:
   Brinson Class I.....................................     2,790,780       $ 46,438,462         2,164,601          $  40,726,871
   Brinson Class N.....................................         2,356             39,033            12,904                239,980
   UBS Investment Funds Class..........................       116,996          1,938,596            89,839              1,678,518
                                                           ----------       ------------        ----------          -------------
      Total Dividend Reinvestment......................     2,910,132       $ 48,416,091         2,267,344          $  42,645,369
                                                           ==========       ============        ==========          =============
Redemptions:
   Brinson Class I.....................................    13,026,509       $240,364,538        13,543,224          $ 265,910,621
   Brinson Class N.....................................        78,672          1,434,023            90,831              1,768,705
   UBS Investment Funds Class..........................       353,070          6,595,135           950,265             18,175,221
                                                           ----------       ------------        ----------          -------------
      Total Redemptions................................    13,458,251       $248,393,696        14,584,320          $ 285,854,547
                                                           ==========       ============        ==========          =============


*Includes shares issued in connection with the acquisition of the UBS Value Equity Fund.


================================================================================

             UBS Investment Funds N Notes To Financial Statements


--------------------------------------------------------------------------------

                                                                   U.S. Large Capitalization Equity Fund
                                                          -------------------------------------------------------
                                                               Six Months Ended
                                                              December 31, 1999                Year Ended
                                                                 (Unaudited)                 June 30, 1999
                                                          --------------------------   --------------------------
                                                             Shares        Value          Shares        Value
                                                          -----------   ------------   -----------   ------------
Sales:
     Brinson Class I.....................................   2,008,094   $ 17,027,675     2,384,176   $ 24,164,112
     Brinson Class N.....................................         622         20,926        61,091        684,700
     UBS Investment Funds Class..........................       8,148         76,424           427          4,617
                                                          -----------   ------------   -----------   ------------
        Total Sales......................................   2,016,864   $ 17,125,025     2,445,694   $ 24,853,429
                                                          ===========   ============   ===========   ============
Dividend Reinvestment:
     Brinson Class I.....................................     223,565   $  1,819,816         7,506   $     77,433
     Brinson Class N.....................................       8,631         70,518         7,094         69,880
     UBS Investment Funds Class..........................         836          6,755             1             11
                                                          -----------   ------------   -----------   ------------
        Total Dividend Reinvestment......................     233,032   $  1,897,089        14,601   $    147,324
                                                          ===========   ============   ===========   ============
Redemptions:
     Brinson Class I.....................................     699,059   $  6,228,716       370,824   $  3,862,037
     Brinson Class N.....................................     277,962      2,546,271     1,369,240     13,638,399
     UBS Investment Funds Class..........................          --             --            --             --
                                                          -----------   ------------   -----------   ------------
        Total Redemptions................................     977,021   $  8,774,987     1,740,064   $ 17,500,436
                                                          ===========   ============   ===========   ============

                                                                   U.S. Large Capitalization Equity Fund
                                                          -------------------------------------------------------
                                                               Six Months Ended
                                                              December 31, 1999            Six Months Ended*
                                                                 (Unaudited)                 June 30, 1999
                                                          --------------------------   --------------------------
                                                             Shares        Value          Shares        Value
                                                          -----------   ------------   -----------   ------------
Sales:
     Brinson Class I.....................................      89,568   $  1,215,511        35,111   $    451,776
     Brinson Class N.....................................          --             --            --             --
     UBS Investment Funds Class..........................     223,049      3,027,579       372,727      4,781,902
                                                          -----------   ------------   -----------   ------------
        Total Sales......................................     312,617   $  4,243,090       407,838   $  5,233,678
                                                          ===========   ============   ===========   ============
Dividend Reinvestment:
     Brinson Class I.....................................      15,996   $    217,385            --             --
     Brinson Class N.....................................           6             80            --             --
     UBS Investment Funds Class..........................      27,906        376,172            --             --
                                                          -----------   ------------   -----------   ------------
        Total Dividend Reinvestment......................      43,908   $    593,637            --   $         --
                                                          ===========   ============   ===========   ============
Redemptions:
     Brinson Class I.....................................      60,955   $    851,942       173,449   $  2,143,629
     Brinson Class.......................................          --             --            --             --
     UBS Investment Funds Class..........................     135,539      1,935,865         1,853         26,217
                                                          -----------   ------------   -----------   ------------
        Total Redemptions................................     196,494   $  2,787,807       175,302   $  2,169,846
                                                          ===========   ============   ===========   ============

*Reflects the Fund's change in fiscal year end from December 31 to June 30

================================================================================
74

UBS Investments Funds -- Notes To Finance Statements


--------------------------------------------------------------------------------

                                                                             U.S. Small Capitalization Growth Fund
                                                                      ---------------------------------------------------
                                                                          Six Months Ended
                                                                          December 31, 1999          Six Months Ended*
                                                                             (Unaudited)               June 30, 1999
                                                                      ------------------------   ------------------------
                                                                         Shares       Value         Shares       Value
                                                                      -----------  -----------   -----------  -----------
Sales:
   Brinson Class I.................................................     1,361,057  $14,001,883     2,641,837  $22,702,120
   Brinson Class N.................................................            --           --            --           --
   UBS Investment Funds Class......................................        51,364      544,776        99,579      858,153
                                                                      -----------  -----------   -----------  -----------
      Total Sales..................................................     1,412,421  $14,546,659     2,741,416  $23,560,273
                                                                      ===========  ===========   ===========  ===========
Redemptions:
   Brinson Class I.................................................     1,515,520  $15,555,524     1,375,470  $11,346,801
   Brinson Class N.................................................            --           --            --           --
   UBS Investment Funds Class......................................         9,951      102,784        29,703      240,000
                                                                      -----------  -----------   -----------  -----------
       Total Redemptions...........................................     1,525,471  $15,658,308     1,405,173  $11,586,801
                                                                      ===========  ===========   ===========  ===========

*Reflects the Fund's change in fiscal year end from December 31 to June 30

                                                                                         U.S. Bond Fund
                                                                      -----------------------------------------------------
                                                                           Six Months Ended
                                                                           December 31, 1999              Year Ended
                                                                              (Unaudited)                June 30, 1999
                                                                      -----------------------------------------------------
                                                                         Shares       Value         Shares       Value
                                                                      -----------  -----------   -----------   ------------
Sales:
   Brinson Class I.................................................     4,864,653  $49,803,731    15,463,879** $165,316,122
   Brinson Class N.................................................            --           --         2,379         25,964
   UBS Investment Funds Class......................................       118,531    1,214,340       582,475      6,222,123
                                                                      -----------  -----------   -----------   ------------
       Total Sales.................................................     4,983,184  $51,018,071    16,048,733   $171,564,209
                                                                      ===========  ===========   ===========   ============
Dividend Reinvestment:
   Brinson Class I.................................................       414,708 $  4,089,021       386,462   $  4,042,561
   Brinson Class N.................................................             6           61             6             62
   UBS Investment Funds Class......................................        29,524      289,628        22,041        229,364
                                                                      -----------  -----------   -----------   ------------
       Total Dividend Reinvestment.................................       444,238 $  4,378,710       408,509   $  4,271,987
                                                                      ===========  ===========   ===========   ============
Redemptions:
   Brinson Class I.................................................     6,607,127 $ 68,012,603    10,568,875   $112,692,202
   Brinson Class N.................................................            --           --         2,379         25,905
   UBS Investment Funds Class......................................       141,723    1,409,778       248,522      2,612,918
                                                                      -----------  -----------   -----------   ------------
       Total Redemptions...........................................     6,748,850  $69,422,381    10,819,776   $115,331,025
                                                                      ===========  ===========   ===========   ============

**Includes shares issued in connection with the acquisition of the UBS Bond
Fund.

================================================================================

             CBS Investments Funds -- Notes to Finance Statements

-------------------------------------------------------------------------------

                                                                               High Yield Fund
                                                               ---------------------------------------------------
                                                                   Six Months Ended
                                                                   December 31, 1999           Six Months Ended*
                                                                      (Unaudited)              June 30, 1999
                                                               ------------------------   ------------------------
                                                                 Shares       Value         Shares       Value
                                                               -----------  -----------   -----------  -----------
Sales:
   Brinson Class I..........................................       704,855  $ 6,981,404     4,509,034  $46,327,741
   Brinson Class N..........................................            --           --            --           --
   UBS Investment Funds Class...............................        28,339      279,760       620,093    6,368,108
                                                               -----------  -----------   -----------  -----------
       Total Sales..........................................       733,194  $ 7,261,164     5,129,127  $52,695,849
                                                               ===========  ===========   ===========  ===========
Dividend Reinvestment:
   Brinson Class I..........................................       291,880  $ 2,802,047       166,520  $ 1,658,538
   Brinson Class N..........................................             6           54             3           30
   UBS Investment Funds Class...............................        26,054      250,115        13,996      139,258
                                                               -----------  -----------   -----------  -----------
       Total Dividend Reinvestment..........................       317,940  $ 3,052,216       180,519  $ 1,797,826
                                                               ===========  ===========   ===========  ===========
Redemptions:
   Brinson Class I..........................................     1,462,323  $14,308,185     2,144,630  $22,018,291
   Brinson Class N..........................................            --           --            --           --
   UBS Investment Funds Class...............................       382,724    3,693,936         1,754       18,000
                                                               -----------  -----------   -----------  -----------
       Total Redemptions....................................     1,845,047  $18,002,121     2,146,384  $22,036,291
                                                               ===========  ===========   ===========  ===========

*Reflects the Fund's change in fiscal year end from December 31 to June 30

================================================================================
76

                               Distributed by:
                           Funds Distributor, Inc.
                               60 State Street
                               Boston, MA 02109

This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective Prospectus which includes details regarding the Funds' objectives, policies, expenses and other information.



--------------------------------------------------------------------------------

                            [UBS LOGO APPEARS HERE]

                               Investment Funds


P.O. Box 2798, Boston, Massachusetts 02208-2798. Tel: (800) 794-7753

[UBS LOGO APPEARS HERE]



                                  Global Fund

                              Global Equity Fund

                               Global Bond Fund


                              Semi-Annual Report

                               December 31, 1999

                             Trustees and Officers


[LOGO]
--------------------------------------------------------------------------------

Trustees

Walter E. Auch

Frank K. Reilly, CFA

Edward M. Roob

Officers

Frank K. Reilly, CFA                    Carolyn M. Burke, CPA
Chairman of the Board                   Secretary and Treasurer

E. Thomas McFarlan                      David E. Floyd, CPA
President                               Assistant Secretary

Thomas J. Digenan, CFA, CPA             Mark F. Kemper
Vice President                          Assistant Secretary

Debra L. Nichols
Vice President

================================================================================

                 The Funds' Advisor -- Brinson Partners, Inc.


[LOGO]
--------------------------------------------------------------------------------

Since the founding of our organization nearly twenty years ago, we have focused our collective energy on two goals: creating meaningful value-added investment performance; and providing our clients with individualized client relationships of the highest quality.

Now, in 2000, more than 1,200 employees located in 11 countries around the world continue to deliver investment strategies that meet our clients' needs. With an unrelenting focus on our goals, we have grown into one of the world's premier investment management organizations, and a recognized leader in our industry.
In North America, we make our investment capabilities available to institutions and individual investors through the Brinson Family of Funds. The Brinson Funds are no-load, institutionally priced mutual funds that provide investors convenient access to our global investment expertise and capabilities.

Within a framework of integrated capital markets, we select portfolio investments by focusing on long-term investment fundamentals. Investment performance for our clients is maximized within and across asset classes through a comprehensive understanding of global investment markets and their interrelationships. We apply a systematic, disciplined approach to valuing investments and combine the seasoned judgement of our global investment teams to construct optimal portfolios--balancing considerations for both risk and return.

Brinson Partners, Inc. is a member of UBS Asset Management, the institutional asset management division of UBS AG.

================================================================================
2

                               Table of Contents


[LOGO]
--------------------------------------------------------------------------------

Shareholder Letter............................................   4

Global Economic and Market Highlights.........................   5

Global Fund...................................................   6

   Schedule of Investments....................................  10

   Financial Statements.......................................  17

   Financial Highlights.......................................  21

Global Equity Fund............................................  22

   Schedule of Investments....................................  26

   Financial Statements.......................................  29

   Financial Highlights.......................................  32

Global Bond Fund..............................................  33

   Schedule of Investments....................................  36

   Financial Statements.......................................  39

   Financial Highlights.......................................  42

The UBS Investment Funds--Notes to Financial Statements.......  43

================================================================================

                              Shareholder Letter


[LOGO]
--------------------------------------------------------------------------------

January 27, 2000

Dear Shareholder:

We are pleased to present the semi-annual report for the UBS Investment Funds for the six-month period ending December 31, 1999. This report will provide a discussion on the current U.S. and International Economic outlook. We will also provide our current portfolio strategies and performance updates for our three Global Mutual Funds.

The decade of the 1990s ended with a particularly challenging year. We continued to apply our proven value-based investment process across all of our portfolios, but our investment results varied substantially. In some areas, such as fixed income, our performance was excellent relative to both the market and our peers. In other areas, most notably multi-asset and equity portfolios, results were disappointing.

Throughout 1999, our asset allocation strategies continued to focus on reducing exposure to the risks presented by equity prices that have been driven far above even optimistic estimates of underlying value. While the risk hedge in balanced portfolios had little net effect on performance through most of the year, the surge in equity prices late in the year hampered the returns relative to the benchmarks.

The broad array of our equity portfolios, with the exception of the growth portfolios, significantly lagged their benchmarks in 1999. Some degree of underperformance was unavoidable as the U.S. market was increasingly driven by momentum, which in turn focused more tightly on narrow technology and e-commerce stocks. In such a market, the fundamental price/value discrepancies that are the core of our investment process are effectively ignored in the market. In addition, our stock selection was uncharacteristically weak and a meaningful source of the underperformance of our U.S. and Global Equity portfolios.

In fixed income our U.S. Bond and High Yield portfolios outpaced the market and ranked highly in their respective universes of active managers. However, outside the U.S., our Global Bond portfolio generally underperformed, due almost entirely to strength in both the Japanese bond market and the yen, where we are underweighted.

Our fundamental assessments across markets have been both accurate and perceptive, but momentum rather than the reality of fundamental value has continued to drive equity markets, particularly in the U.S. We have seen this phenomenon historically and it has always proven to be a sign of danger, that ultimately ends badly for the market in general and the momentum players in particular. Over time, these styles ebb and flow but momentum driven approaches have no lasting link to underlying fundamentals and always fail to deliver when viewed over meaningful horizons. It is these concerns which underlie our current asset allocation and equity portfolio strategies.

2000 will be a challenging year, but we are confident that remaining true to our investment disciplines will in the long run accrue to our shareholders' benefit. As always, we welcome your thoughts and comments, and appreciate your continued trust and the confidence you have placed in the UBS Investment Funds.

Sincerely,



/s/ Hanspeter A. Walder                 /s/ Raymond Simon

Hanspeter A. Walder                     Raymond Simon
Executive Director                      Managing Director
Private Banking                         Private Banking

================================================================================
4

Global Economic and Market Highlights


--------------------------------------------------------------------------------
[LOGO]UBS
      Investment Funds

As the negative effects of the Asian crisis gradually wane and domestic demand continues to remain robust, the expansion in Euroland gains speed. In late December 1999, the German government announced cuts in corporate and personal tax rates, and initiated cross-party talks about reforms of the country's burdened pension system. So far, however, neither the ruling coalition parties nor the opposition has managed to communicate its position in the pension debate in a transparent way, as the political system is being absorbed by allegations of funding fraud against the Christian democrats. As in the United States, pan-European inflation has accelerated in the wake of surging energy prices, whereas inflation excluding food and energy has moved sideways. While headline inflation figures will be heavily impacted by energy prices, core inflation is unlikely to accelerate much, given economy-wide over-capacities and disinflationary forces arising from continued deregulation of utility and telecom sectors.

In Japan, real GDP declined in the third quarter of 1999, largely as a result of a phasing out of public spending programs, weak private capital expenditures and stagnating consumer spending. A sustainable recovery will hinge on healthy gains in private demand. Should the trend in economic growth continue to be disappointing, the government may adopt additional stimulative fiscal measures. The Bank of Japan has sterilized, and will probably continue to sterilize, expansionary foreign exchange market operations. Hopes that meaningful quantitative easing steps are around the corner remain premature.

Global Environment

                                                                   6 months         1 year         3 years       7/31/95*
Major Markets                                                        ended           ended           ended          to
Total Return in U.S. Dollars                                       12/31/99         12/31/99       12/31/99      12/31/99
----------------------------------------------------------------------------------------------------------------------------
U.S. Equity                                                         10.45%           23.56%          26.04%       24.88%
Global (Ex-U.S.) Equities (currency unhedged)                       22.45            27.77           15.67        12.68
Global (Ex-U.S.) Equities (currency hedged)                         19.89            36.98           21.89        20.82
U.S. Bonds                                                           0.55            -0.84            5.72         6.21
Global (Ex-U.S.) Bonds (currency unhedged)                           4.44            -5.09            2.29         2.26
Global (Ex-U.S.) Bonds (currency hedged)                             1.66             2.88            8.42         9.89
U.S. Cash Equivalents                                                2.79             5.31            5.58         5.62
----------------------------------------------------------------------------------------------------------------------------

                                                                   6 months         1 year         3 years       7/31/95*
Major Currencies                                                     ended           ended           ended          to
Percent Change Relative to U.S. Dollars                            12/31/99         12/31/99       12/31/99      12/31/99
----------------------------------------------------------------------------------------------------------------------------
Yen                                                                 18.26%           10.20%           4.28%       -3.35%
Pound                                                                2.25            -3.13           -1.98         0.16
Euro**                                                              -2.80           -14.64           -7.56        -7.09
Canadian Dollar                                                      1.98             5.84           -1.89        -1.74
----------------------------------------------------------------------------------------------------------------------------

*  Inception date of the UBS Investment Fund - Global
** Deutschemark prior to 1/1/99
All total returns in excess of 1 year are average annualized returns.

================================================================================
                                                                               5

Global Fund

--------------------------------------------------------------------------------
[LOGO]UBS
      Investment Funds

Since its inception on July 31, 1995, the UBS Investment Fund - Global has provided an annualized return of 9.18% versus the 15.18% return of its index, the Global Securities Markets Mutual Fund Index (Unhedged). The annualized volatility of the Fund over this period was 7.56%, almost 25% less than the 9.81% volatility of the benchmark. The Fund's 1999 return of 0.83% fell substantially short of the benchmark return of 16.85%. While these results are disappointing, we remain committed to our long-term value-oriented investment philosophy.

Security selection in U.S. equity and Japanese equity markets contributed negatively to the added value while issue selection in U.S. bonds made a positive contribution. The large underweight in developed equity markets and the corresponding overweight in nominal and real bond markets detracted significantly from the Fund's added value as equity markets enjoyed another stellar year.

It was a difficult year for developed bond markets with the notable exception of the Japanese market. Yields rose and most returns were negative when the currency effects were removed. The slightly long duration positions maintained in most developed bond markets hurt the Fund's relative performance as did the significant underweight and short duration strategy in Japanese bonds and the allocation to U.S. Treasury Inflation Protected Securities (TIPS). The overweighting in emerging debt, as well as the active management within this category, made a positive contribution. Emerging and developed equity markets performed very strongly as inflation remained in check while industry consolidation and restructuring reached record levels. Technology and telecommunications shares provided exceptional returns, pushing their valuations significantly higher from already lofty levels.

The yen strengthened during the year, which detracted from the Global Fund's performance, as did the euro's weakness. On the positive side, the relative strength of the Australian dollar, and our decision to overweight that currency, added value to the Fund.

Going into 2000, the Global Fund remains significantly underweight in the developed equity markets with an offsetting overweight in bond markets. The gains in developed equity markets have led to a very high level of overpricing, making bond markets increasingly attractive on a relative basis. The Fund is also maintaining a large underweight in the yen as this currency has again become significantly overvalued in the world markets--particularly compared with continental European currencies. Along with the yen underweight, the strategy includes sterling and U.S. dollar underweights counterbalanced by overweights in the euro, Australian dollar and the Swedish krona.

================================================================================
6

Global Fund

--------------------------------------------------------------------------------
[LOGO]UBS
      Investment Funds

Total Return

                                                                           6 months         1 year       3 years     7/31/95*
                                                                             ended          ended         ended        to
                                                                           12/31/99        12/31/99      12/31/99   12/31/99
------------------------------------------------------------------------------------------------------------------------------
UBS Investment Fund - Global                                                -1.44%           0.83%         6.13%      9.18%
------------------------------------------------------------------------------------------------------------------------------
GSMI Mutual Fund Index**                                                    10.41           16.85         15.86      15.18
------------------------------------------------------------------------------------------------------------------------------
Salomon Smith Barney World Gov't. Bond Index                                 3.13           -4.26          3.43       3.52
------------------------------------------------------------------------------------------------------------------------------
MSCI World Equity (Free) Index                                              15.25           25.12         21.81      19.22
------------------------------------------------------------------------------------------------------------------------------

*  Inception date of the UBS Investment Fund - Global
** An unmanaged index compiled by the Advisor, constructed as follows: 40%
   Wilshire 5000 Index; 22% MSCI World ex USA (Free) Index; 21% Salomon Smith Barney BIG Bond Index; 9% Salomon Non-U.S. Government Bond Index (unhedged); 2% JP Morgan EMBI+; 3% MSCI Emerging Markets Free Index; and 3% Merrill Lynch High Yield Master Index.

Total return includes reinvestment of all capital gain and income distributions.

All total returns in excess of 1 year are average annualized returns.

Illustration of an Assumed Investment of $10,000

This chart shows the growth in the value of an investment in the UBS Investment Fund - Global, the GSMI Mutual Fund Index, the Salomon Smith Barney World Government Bond Index and the MSCI World Equity (Free) Index if you had invested $10,000 on July 31, 1995, and had reinvested all your income dividends and capital gain distributions through December 31, 1999. No adjustment has been made for any income taxes payable by shareholders on income dividends and capital gain distributions. Past performance is no guarantee of future results. Share price and return will vary with market conditions; investors may realize a gain or loss upon redemption.

UBS Investment Fund - Global vs. GSMI Mutual Fund Index,
Salomon Smith Barney World Gov't. Bond Index and MSCI World Equity (Free) Index Wealth Value with Dividends Reinvested

------------------------------------------------------------------------------------------------------------------
                Label                 A                    B                    C                     D
------------------------------------------------------------------------------------------------------------------
Label     Date              Brinson Global Fund     GSMI Mutual Fund    MSCI World Equi???   Solomon Smith B????
------------------------------------------------------------------------------------------------------------------
    1         Jul 31, 95            $10,000              $10,000             $10,000               $10,000
------------------------------------------------------------------------------------------------------------------
    2         Aug 31, 95            $10,129              $ 9,965             $ 9,777               $ 9,656
------------------------------------------------------------------------------------------------------------------
    3         Sep 30, 95            $10,293              $10,232             $10,066               $ 9,871
------------------------------------------------------------------------------------------------------------------
    4         Oct 31, 95            $10,362              $10,167             $ 9,909               $ 9,944
------------------------------------------------------------------------------------------------------------------
    5         Nov 30, 95            $10,655              $10,472             $10,255               $10,057
------------------------------------------------------------------------------------------------------------------
    6         Dec 31, 95            $10,861              $10,665             $10,556               $10,162
------------------------------------------------------------------------------------------------------------------
    7         Jan 31, 96            $11,063              $10,839             $10,753               $10,037
------------------------------------------------------------------------------------------------------------------
    8         Feb 29, 96            $11,008              $10,870             $10,818               $ 9,986
------------------------------------------------------------------------------------------------------------------
    9         Mar 31, 96            $11,091              $10,963             $10,998               $ 9,972
------------------------------------------------------------------------------------------------------------------
   10         Apr 30, 96            $11,229              $11,152             $11,256               $ 9,932
------------------------------------------------------------------------------------------------------------------
   11         May 31, 96            $11,266              $11,234             $11,265               $ 9,934
------------------------------------------------------------------------------------------------------------------
   12         Jun 30, 96            $11,324              $11,257             $11,325               $10,013
------------------------------------------------------------------------------------------------------------------
   13         Jul 31, 96            $11,157              $10,961             $10,925               $10,205
------------------------------------------------------------------------------------------------------------------
   14         Aug 31, 96            $11,334              $11,138             $11,054               $10,245
------------------------------------------------------------------------------------------------------------------
   15         Sep 30, 96            $11,687              $11,505             $11,488               $10,287
------------------------------------------------------------------------------------------------------------------
   16         Oct 31, 96            $11,873              $11,620             $11,567               $10,479
------------------------------------------------------------------------------------------------------------------
   17         Nov 30, 96            $12,329              $12,109             $12,219               $10,617
------------------------------------------------------------------------------------------------------------------
   18         Dec 31, 96            $12,332              $12,001             $12,025               $10,531
------------------------------------------------------------------------------------------------------------------
   19         Jan 31, 97            $12,475              $12,177             $12,172               $10,250
------------------------------------------------------------------------------------------------------------------
   20         Feb 28, 97            $12,567              $12,234             $12,311               $10,173
------------------------------------------------------------------------------------------------------------------
   21         Mar 31, 97            $12,373              $11,965             $12,064               $10,096
------------------------------------------------------------------------------------------------------------------
   22         Apr 30, 97            $12,506              $12,207             $12,460               $10,007
------------------------------------------------------------------------------------------------------------------
   23         May 31, 97            $13,008              $12,824             $13,231               $10,279
------------------------------------------------------------------------------------------------------------------
   24         Jun 30, 97            $13,377              $13,283             $13,889               $10,402
------------------------------------------------------------------------------------------------------------------
   25         Jul 31, 97            $13,797              $13,812             $14,531               $10,321
------------------------------------------------------------------------------------------------------------------
   26         Aug 31, 97            $13,428              $13,306             $13,547               $10,314
------------------------------------------------------------------------------------------------------------------
   27         Sep 30, 97            $13,838              $13,882             $14,284               $10,534
------------------------------------------------------------------------------------------------------------------
   28         Oct 31, 97            $13,428              $13,434             $13,534               $10,753
------------------------------------------------------------------------------------------------------------------
   29         Nov 30, 97            $13,449              $13,554             $13,771               $10,589
------------------------------------------------------------------------------------------------------------------
   30         Dec 31, 97            $13,589              $13,717             $13,939               $10,557
------------------------------------------------------------------------------------------------------------------
   31         Jan 31, 98            $13,735              $13,902             $14,330               $10,659
------------------------------------------------------------------------------------------------------------------
   32         Feb 28, 98            $14,230              $14,575             $15,299               $10,746
------------------------------------------------------------------------------------------------------------------
   33         Mar 31, 98            $14,556              $14,988             $15,943               $10,639
------------------------------------------------------------------------------------------------------------------
   34         Apr 30, 98            $14,568              $15,135             $16,099               $10,810
------------------------------------------------------------------------------------------------------------------
   35         May 31, 98            $14,478              $14,922             $15,904               $10,834
------------------------------------------------------------------------------------------------------------------
   36         Jun 30, 98            $14,394              $15,111             $16,276               $10,851
------------------------------------------------------------------------------------------------------------------
   37         Jul 31, 98            $14,349              $15,032             $16,251               $10,865
------------------------------------------------------------------------------------------------------------------
   38         Aug 31, 98            $13,193              $13,512             $14,085               $11,160
------------------------------------------------------------------------------------------------------------------
   39         Sep 30, 98            $13,601              $13,978             $14,335               $11,754
------------------------------------------------------------------------------------------------------------------
   40         Oct 31, 98            $14,088              $14,813             $15,634               $12,102
------------------------------------------------------------------------------------------------------------------
   41         Nov 30, 98            $14,473              $15,418             $16,565               $11,931
------------------------------------------------------------------------------------------------------------------
   42         Dec 31, 98            $14,622              $15,974             $17,370               $12,171
------------------------------------------------------------------------------------------------------------------
   43         Jan 31, 99            $14,647              $16,196             $17,752               $12,059
------------------------------------------------------------------------------------------------------------------
   44         Feb 28, 99            $14,274              $15,766             $17,280               $11,672
------------------------------------------------------------------------------------------------------------------
   45         Mar 31, 99            $14,498              $16,264             $17,997               $11,701
------------------------------------------------------------------------------------------------------------------
   46         Apr 30, 99            $15,083              $16,830             $18,709               $11,697
------------------------------------------------------------------------------------------------------------------
   47         May 31, 99            $14,796              $16,404             $18,020               $11,500
------------------------------------------------------------------------------------------------------------------
   48         Jun 30, 99            $14,958              $16,906             $18,858               $11,299
------------------------------------------------------------------------------------------------------------------
   49         Jul 31, 99            $14,921              $16,815             $18,802               $11,576
------------------------------------------------------------------------------------------------------------------
   50         Aug 31, 99            $14,683              $16,769             $18,767               $11,629
------------------------------------------------------------------------------------------------------------------
   51         Sep 30, 99            $14,458              $16,698             $18,591               $11,810
------------------------------------------------------------------------------------------------------------------
   52         Oct 31, 99            $14,433              $17,294             $19,556               $11,804
------------------------------------------------------------------------------------------------------------------
   53         Nov 30, 99            $14,483              $17,699             $20,106               $11,680
------------------------------------------------------------------------------------------------------------------
   54         Dec 31, 99            $14,743              $18,666             $21,734               $11,652
------------------------------------------------------------------------------------------------------------------

Fund returns are net of all fees and costs, while the Index returns are based solely on market returns without deduction for fees or transaction costs for rebalancing.

================================================================================

GLOBAL FUND

-------------------------------------------------------------------------------
[LOGO]

Asset Allocation

As of December 31, 1999 (Unaudited)
                                                 Current
                                    Benchmark    Strategy
-----------------------------------------------------------
U.S. Equities                            40.0%        19.9%
Global (Ex-U.S.) Equities                22.0         17.1
Emerging Markets Equities                 3.0          3.0
Dollar Bonds                             21.0         41.0
High Yield Bonds                          3.0          3.0
Global (Ex-U.S.) Bonds                    9.0         11.0
Emerging Markets Debt                     2.0          5.0
Cash Equivalents                          0.0          0.0
-----------------------------------------------------------
                                        100.0%       100.0%



 Top Ten U.S. Equity Holdings

 As of December 31, 1999 (Unaudited)
                                                Percent of
                                                Net Assets
-----------------------------------------------------------
  1. FDX Corp.                                        1.18%
  2. Electronic Data Systems Corp.                    1.13
  3. Burlington Northern Santa Fe Corp.               0.94
  4. General Instrument Corp.                         0.82
  5. CIGNA Corp.                                      0.76
  6. Allergan, Inc.                                   0.69
  7. Compuware Corp.                                  0.69
  8. Compaq Computer Corp.                            0.65
  9. Nextel Communications, Inc.                      0.65
 10. First Data Corp.                                 0.63
-----------------------------------------------------------



Currency Allocation

As of December 31, 1999 (Unaudited)

                                                   Current
                                       Benchmark   Strategy
-----------------------------------------------------------
U.S.                                     66.0%        62.5%
Japan                                     9.4          1.4
U.K.                                      4.8          0.0
Euro                                     11.7         18.5
Other Europe                              2.5          6.5
Canada                                    1.3          1.3
Emerging Markets                          3.0          3.0
Asia (Ex-Japan)                           0.7          0.2
Australia/New Zealand                     0.6          6.6
-----------------------------------------------------------
                                        100.0%       100.0%


Top Ten Global (Ex-U.S.) Equity Holdings

As of  December 31, 1999 (Unaudited)
                                                 Percent of
                                                 Net Assets
-----------------------------------------------------------
  1. Fujitsu                                          0.56%
  2. Sony Corp.                                       0.56
  3. Nippon Telegraph & Telephone Corp.               0.48
  4. Fanuc                                            0.34
  5. Toyota Motor Corp.                               0.32
  6. Orix Corp.                                       0.30
  7. Secom Co., Ltd.                                  0.26
  8. NTT Mobile Communications Network, Inc.          0.24
  9. Canon, Inc.                                      0.24
 10. NEC Corp.                                        0.23
-----------------------------------------------------------


===============================================================================
8

Global Fund


--------------------------------------------------------------------------------
[LOGO]

Industry Diversification

As a Percent of Net Assets

As of December 31, 1999 (Unaudited)

-------------------------------------------------------------
U.S. EQUITIES
Energy.......................................       0.18%
Capital Investment
 Capital Goods...............................       1.22
 Technology..................................       4.77
                                                  ------
                                                    5.99
Basic Industries
 Chemicals...................................       1.27
 Housing/Paper...............................       2.80
 Metals......................................       1.40
                                                  ------
                                                    5.47
Consumer
 Non-Durables................................       0.63
 Retail/Apparel..............................       1.75
 Autos/Durables..............................       1.00
 Health: Drugs...............................       1.78
 Health: Non-Drugs...........................       1.57
                                                  ------
                                                    6.73
Financial
 Banks.......................................       2.22
 Non-Banks...................................       2.40
                                                  ------
                                                    4.62
Utilities
 Electric....................................       2.12
 Telephone...................................       1.09
                                                  ------
                                                    3.21

Transportation...............................       2.50

Services/Misc................................       1.91

Post Venture.................................       2.32
                                                  ------
    Total U.S. Equities......................      32.93*

GLOBAL (EX-U.S.) EQUITIES
Aerospace & Military.........................       0.08
Airlines.....................................       0.04
Appliances & Households......................       0.85
Autos/Durables...............................       0.61
Banking......................................       1.64
Beverages & Tobacco..........................       0.37
Broadcasting & Publishing....................       0.44
Building Materials...........................       0.09
Business & Public Service....................       0.76
Chemicals....................................       0.39
Construction.................................       0.09
Data Processing..............................       0.80
Electric Components..........................       0.91
Electronics..................................       1.13
Energy.......................................       0.50
Financial Services...........................       1.06
Food & House Products........................       0.42
Forest Products..............................       0.13
Health: Drugs................................       0.91
Industrial Components........................       0.32
Insurance....................................       0.63%
Leisure & Tourism............................       0.02
Machinery & Engineering......................       0.04
Merchandising................................       0.51
Metals--Steel................................       0.11
Multi-Industry...............................       0.13
Non-Ferrous Metals...........................       0.17
Real Estate..................................       0.18
Recreation...................................       0.20
Telecommunications...........................       1.86
Transportation...............................       0.39
Utilities....................................       0.51
Wholesale & International Trade..............       0.06
                                                  ------
    Total Global (Ex-U.S.) Equities..........      16.35

EMERGING MARKETS EQUITIES....................       5.49
                                                  ------

TOTAL EQUITIES...............................      54.77

U.S. BONDS
Corporate Bonds
 Airlines....................................       0.05
 Asset-Backed................................       0.53
 Autos/Durables..............................       0.18
 Consumer....................................       0.14
 Financial Services..........................       0.64
 Health......................................       0.18
 Services/Miscellaneous......................       0.47
 Telecommunications..........................       0.21
 Utilities...................................       0.18
                                                  ------
                                                    2.58

International Dollar Bonds...................       1.68
Corporate Mortgage-Backed Securities.........       2.03
U.S. Government Mortgage-Backed Securities...       2.49
U.S. Government Obligations..................      15.29
                                                  ------
    Total U.S. Bonds.........................      24.07*

HIGH YIELD BONDS.............................       2.55

GLOBAL (EX-U.S.) BONDS
Foreign Financial Bonds......................       0.78
Foreign Government Bonds.....................       8.41
                                                  ------
    Total Global (Ex-U.S.) Bonds.............       9.19

EMERGING MARKETS BONDS.......................       7.19
SHORT-TERM INVESTMENTS.......................      20.60*
                                                  ------
    TOTAL INVESTMENTS........................     118.37

LIABILITIES, LESS CASH AND
 OTHER ASSETS................................     (18.37)
                                                  ------
    NET ASSETS...............................     100.00%
                                                  ======
--------------------------------------------------------------------------------

* The Fund held a long position in U.S. Treasury futures on December 31, 1999 which increased U.S. Bond exposure from 24.07% to 39.23%.
  The Fund held a short position in stock index futures on December 31, 1999 which reduced U.S. Equity exposure from 32.93% to 19.70%.
  These adjustments result in a net decrease in the Fund's exposure to Short-Term Investments from 20.60% to 18.67%.


================================================================================

                    Global Fund -- Schedule of Investments


December 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

                                                      Shares       Value
                                                     --------  ------------
Equities -- 54.77%
U.S. Equities -- 32.93%
Advanced Micro Devices, Inc. (b)....................   54,600  $  1,579,987
Allergan, Inc. (b)..................................   46,600     2,318,350
Alza Corp. (b)......................................   22,200       768,675
American Standard Cos., Inc. (b)....................   26,600     1,220,275
AmSouth Bancorp.....................................   31,087       600,368
Aon Corp............................................   29,447     1,177,880
Armstrong World Industries, Inc.....................    7,000       233,625
Baxter International, Inc...........................   28,400     1,783,875
Brinson Post-Venture Fund (b).......................  397,192     7,740,955
Burlington Northern Santa Fe Corp...................  129,600     3,142,800
Central & South West Corp...........................   70,300     1,406,000
Centaur Funding Corp., 144A.........................      750       765,938
Centaur Funding Corp., 144A.........................    1,430       219,476
Champion Enterprises, Inc. (b)......................   22,800       195,225
Champion International Corp.........................    8,000       495,500
Chase Manhattan Corp................................   22,400     1,740,200
CIGNA Corp..........................................   31,400     2,529,662
Circuit City Stores-Circuit City Group..............   21,300       959,831
CMS Energy Corp.....................................   23,900       745,381
CommScope, Inc. (b).................................    9,733       392,362
Compaq Computer Corp................................   80,300     2,173,119
Computer Sciences Corp. (b).........................   17,700     1,674,862
Compuware Corp......................................   61,800     2,302,050
Consolidated Stores Corp. (b).......................   31,900       518,375
Corning, Inc........................................    8,600     1,108,863
Covance, Inc. (b)...................................   17,572       189,997
Delhaize America, Inc...............................   16,167       328,392
Dial Corp...........................................   18,000       437,625
Dominion Resources, Inc.............................   35,600     1,397,300
Eastman Chemical Co.................................   14,300       681,931
Electronic Data Systems Corp........................   56,100     3,755,194
Eli Lilly and Co....................................   12,100       804,650
Emerson Electric Co.................................   32,300     1,853,212
Entergy Corp........................................   34,000       875,500
FDX Corp. (b).......................................   95,800     3,921,812
Federal-Mogul Corp..................................   36,000       724,500
Federated Department Stores, Inc....................    9,300       470,231
First Data Corp.....................................   42,330     2,087,398
Fleet Boston Financial Corp.........................   49,115     1,709,816
Fleetwood Enterprises, Inc..........................   16,500       340,313
Fort James Corp.....................................   44,800     1,226,400
Gateway, Inc........................................   11,300       814,306
GATX Corp...........................................   10,400       351,000
General Instrument Corp. (b)........................   32,000     2,720,000
Genzyme Corp. (b)...................................   17,100       769,500
GreenPoint Financial Corp...........................   49,700     1,183,481
Hibernia Corp.......................................   37,700       400,563
Household International, Inc........................   41,900     1,560,775
Illinois Tool Works, Inc............................   29,200     1,972,825
IMC Global, Inc.....................................   55,200       903,900
Johnson Controls, Inc...............................   15,200       864,500
Kimberly-Clark Corp.................................   28,500     1,859,625
Kroger Co...........................................   21,500       405,813
Lafarge Corp........................................   20,700       571,838
Lear Corp. (b)......................................   31,000       992,000
Lexmark International Group, Inc....................    6,200       561,100
Lincoln National Corp...............................   12,700       508,000
Lockheed Martin Corp................................   45,846  $  1,002,881
Lyondell Chemical Co................................   37,300       475,575
Martin Marietta Materials, Inc......................   15,484       634,844
Masco Corp..........................................   80,800     2,050,300
Mattel, Inc.........................................   81,400     1,068,375
Mead Corp...........................................   16,600       721,063
Monsanto Co.........................................   27,200       969,000
National Service Industries, Inc....................   12,700       374,650
New York Times Co...................................   22,500     1,105,313
Newell Rubbermaid, Inc..............................   52,600     1,525,400
Nextel Communications, Inc. (b).....................   20,900     2,155,312
Norfolk Southern Corp...............................   45,900       940,950
Owens-Illinois, Inc.................................   12,000       300,750
Peco Energy Co......................................   23,300       809,675
Pentair, Inc........................................   17,596       677,446
Philip Morris Companies, Inc........................   41,100       953,006
PNC Bank Corp.......................................   21,100       938,950
Praxair, Inc........................................   11,700       588,656
Raytheon Co., Class B...............................   48,300     1,282,969
Reliaster Financial Corp............................   12,700       497,681
SBC Communications, Inc.............................   30,400     1,482,000
Southdown, Inc......................................   17,836       920,784
St. Jude Medical, Inc. (b)..........................   36,600     1,123,162
Torchmark Corp......................................   17,300       502,781
Tyson Foods, Inc....................................   44,698       726,343
U.S. Bancorp........................................   33,180       790,099
Ultramar Diamond Shamrock Corp......................   26,702       605,802
Unisys Corp.........................................   20,900       667,494
United Healthcare Corp..............................   25,900     1,375,937
USG Corp............................................   11,900       560,788
Viad Corp...........................................   25,400       708,025
W.W. Grainger, Inc..................................   15,700       750,656
Watson Pharmaceutical Co............................   30,100     1,077,956
Wells Fargo and Co..................................   45,200     1,827,775
Westvaco Corp.......................................   21,000       685,125
Xerox Corp..........................................   62,900     1,427,044
York International Corp.............................   19,500       535,031
                                                               ------------
Total U.S. Equities.................................            109,876,729
                                                               ------------

Global (Ex-U.S.) Equities -- 16.35%
Australia -- 0.69%
Amcor Ltd...........................................    9,420        43,977
Amp Ltd.............................................   10,300       113,439
Boral Ltd...........................................   30,000        46,331
Brambles Industries Ltd.............................    2,670        73,599
Broken Hill Proprietary Co., Ltd....................   15,310       200,387
CSR Ltd.............................................   26,070        63,123
Lend Lease Corp., Ltd...............................    8,732       121,941
National Australia Bank Ltd.........................   16,727       255,045
News Corp., Ltd.....................................   27,389       265,086
News Corp., Ltd., Preferred.........................   10,036        85,707
Qantas Airways Ltd..................................   12,937        32,171
QBE Insurance Group Ltd.............................   18,241        84,752
Rio Tinto Ltd.......................................    6,845       146,569
Santos Ltd..........................................   21,990        59,720
Telstra Corp. Ltd...................................   65,000       352,198
Westpac Banking Corp., Ltd..........................   31,528       216,779
WMC Ltd.............................................    9,740        53,540
Woolworth's Ltd.....................................   22,660        77,702
                                                               ------------
                                                                  2,292,066
                                                               ------------

--------------------------------------------------------------------------------
10

                    Global Fund -- Schedule of Investments


December 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

                                                        Shares      Value
                                                        -------  ------------
Austria -- 0.02%
Austria Tabakwerke AG..................................   1,400  $     67,361
                                                                 ------------
Belgium -- 0.12%
Electrabel S.A.........................................     370       120,538
Fortis B...............................................   8,027       288,216
                                                                 ------------
                                                                      408,754
                                                                 ------------
Canada -- 0.30%
Agrium, Inc............................................   7,140        55,101
Alcan Aluminum Ltd.....................................   2,420        99,048
Bank of Montreal.......................................   1,520        51,634
Canadian National Railway Co...........................   2,920        76,858
Canadian Pacific Ltd...................................   4,473        95,698
Hudson's Bay Co........................................   6,410        75,968
Imasco, Ltd............................................   2,390        65,790
Imperial Oil Ltd.......................................   2,110        45,070
Magna International, Inc., Class A.....................   1,360        57,631
Newbridge Networks Corp. (b)...........................   3,560        79,844
Nova Chemicals Corp....................................   2,704        52,634
Potash Corporation of Saskatchewan, Inc................     860        40,887
Royal Bank of Canada...................................   2,370       103,697
Shaw Communications, Inc., Class B.....................   1,980        65,009
TransCanada Pipelines Ltd..............................   1,890        16,278
Westcoast Energy, Inc..................................   1,350        21,534
                                                                 ------------
                                                                    1,002,681
                                                                 ------------
Denmark -- 0.06%
Tele Danmark A/S.......................................   2,620       193,737
                                                                 ------------

Finland -- 0.37%
Merita Ltd., Class A...................................  36,330       213,040
Nokia Oyj..............................................   3,060       552,119
Sampo Insurance Co., Ltd., Series A....................   6,000       208,699
UPM-Kymmene Corp.......................................   6,270       251,401
                                                                 ------------
                                                                    1,225,259
                                                                 ------------
France -- 1.11%
Air France (b).........................................   6,260       119,225
Air Liquide............................................   1,645       274,054
Alcatel Alsthom........................................     820       187,408
Axa....................................................     840       116,534
Banque Nationale de Paris..............................   4,889       448,905
Carrefour S.A..........................................     910       167,020
Cie de Saint Gobain....................................   1,037       194,072
CSF Thomson (b)........................................   6,300       207,072
France Telecom S.A.....................................   4,240       558,046
Groupe Danone..........................................     740       173,575
Michelin, Class B......................................   1,879        73,457
Rhone-Poulenc, Class A.................................   3,864       223,487
Schneider S.A..........................................   1,860       145,334
Societe Generale.......................................   1,155       267,444
Total Fina S.A., Class B (b)...........................   2,952       392,077
Vivendi................................................   1,790       160,858
                                                                 ------------
                                                                    3,708,568
                                                                 ------------
Germany -- 0.90%
Allianz AG.............................................     780       260,753
Bayer AG...............................................   8,080       382,290
Bayerische Motoren Werke AG............................   4,250       129,722
Continental AG.........................................   4,850  $     96,989
DaimlerChrysler AG (b).................................   2,606       203,494
Deutsche Bank AG.......................................   2,940       247,109
Deutsche Telekom AG....................................   3,760       263,265
Dresdner Bank AG.......................................   2,870       155,064
Mannesmann AG..........................................   1,380       332,547
SAP AG.................................................     270       132,076
Siemens AG.............................................   4,250       541,043
Veba AG................................................   5,039       244,977
                                                                 ------------
                                                                    2,989,329
                                                                 ------------
Hong Kong -- 0.02%
Henderson Land Development Co., Ltd....................  12,000        77,031
                                                                 ------------
Italy -- 0.34%
Assicurazioni Generali.................................   4,800       157,817
Beni Stabili Spa.......................................  24,511         8,599
ENI Spa................................................  19,000       103,989
ENI Spa ADR............................................   3,070       169,234
La Rinascente Spa......................................  12,740        81,348
San Paolo-imi Spa......................................  13,511       182,700
Telecom Italia Mobile Spa..............................  22,000       244,565
Telecom Italia Spa.....................................  12,000       168,402
                                                                 ------------
                                                                    1,116,654
                                                                 ------------
Japan -- 8.32%
Acom Co., Ltd..........................................   3,900       381,408
Asahi Bank Ltd.........................................  39,000       240,047
Bank of Tokyo-Mitsubushi Ltd...........................  40,000       556,494
Benesse Corp...........................................   1,300       312,442
Bridgestone Corp.......................................  13,000       285,770
Canon, Inc.............................................  20,000       793,317
Dai Nippon Printing Co., Ltd...........................  14,000       222,949
Dai-Ichi Kangyo Bank...................................  24,000       223,926
Daiichi Pharmaceutical Co., Ltd........................  10,000       129,842
Daikin Industries Ltd..................................  11,000       149,382
Denso Corp.............................................  11,000       262,225
East Japan Railway Co..................................      70       376,826
Fanuc..................................................   8,900     1,131,249
Fuji Bank Ltd..........................................  18,000       174,627
Fujitsu................................................  41,000     1,866,641
Honda Motor Co.........................................  17,000       631,137
Hoya Corp..............................................   5,000       393,239
Ito Yokado Co., Ltd....................................   4,000       433,784
Kamigumi Co., Ltd......................................  30,000       126,032
Kao Corp...............................................  13,000       370,231
Kirin Brewery Co., Ltd.................................  27,000       283,572
Kokuyo.................................................   6,000        79,722
Kuraray Co., Ltd.......................................  25,000       252,797
Matsushita Electric Industrial Co......................  25,000       691,222
Mitsubishi Corp........................................  25,000       192,712
Mitsubishi Estate Co., Ltd.............................  40,000       389,624
Murata Manufacturing Co., Inc..........................   1,000       234,478
NEC Corp...............................................  32,000       761,272
NGK Insulators.........................................  25,000       185,384
Nintendo Corp., Ltd....................................   4,000       663,573
Nippon Steel Co........................................ 163,000       380,607
Nippon Telegraph & Telephone Corp......................      93     1,590,054
Nissin Food Products Co................................   7,000       164,477

--------------------------------------------------------------------------------

                    Global Fund -- Schedule of Investments


December 31, 1999 (Unaudited)
___________________________________________________________________________

                                                      Shares       Value
                                                    ---------  ------------
Nomura Securities Co., Ltd.....................        41,000  $    739,045
NTT Mobile Communications......................            21       806,311
Obayashi Corp..................................        34,000       160,442
Orix Corp......................................         4,500     1,012,066
Osaka Gas Co...................................        92,000       221,113
Rohm Co........................................         1,000       410,337
Sankyo Co., Ltd................................        18,000       369,303
Santen Pharmaceutical Co., Ltd.................         8,000       131,698
Secom Co., Ltd.................................         8,000       879,293
Sekisui House Ltd..............................        16,000       141,468
Seven-Eleven Japan Co., Ltd....................         3,000       474,818
Softbank Corp..................................           700       668,849
Sony Corp......................................         6,300     1,864,980
Sumitomo Bank..................................        28,000       382,707
Sumitomo Chemical Co...........................        53,000       248,547
Sumitomo Electric Industries...................        10,000       115,383
Takeda Chemical Industries.....................        15,000       740,071
Takefuji Corp..................................         1,900       237,419
TDK Corp.......................................         5,000       689,268
Tokio Marine & Fire Insurance Co...............        22,000       256,851
Tokyo Electric Power...........................         9,700       259,665
Tokyo Electron Ltd.............................         3,000       410,337
Toyota Motor Corp..............................        22,000     1,063,944
Yamato Transport Co., Ltd......................        14,000       541,644
                                                               ------------
                                                                 27,756,621
                                                               ------------
Netherlands -- 0.55%
ABN AMRO Holdings NV...........................         7,029       174,737
Elsevier NV....................................        18,470       219,579
ING Groep NV...................................         8,536       512,873
Koninklijke KPN NV.............................         4,364       423,885
Royal Dutch Petroleum Co.......................         3,590       218,975
TNT Post Group NV..............................         4,600       131,183
Unilever NV....................................         2,523       138,693
                                                               ------------
                                                                  1,819,925
                                                               ------------
New Zealand -- 0.06%
Auckland International Airport Ltd.............        17,350        26,239
Carter Holt Harvey Ltd.........................        26,940        35,123
Lion Nathan Ltd................................        20,220        46,924
Telecom Corp. of New Zealand Ltd...............        17,910        84,061
                                                               ------------
                                                                    192,347
                                                               ------------
Norway -- 0.03%
Norske Skogindustrier ASA......................         2,050       106,617
                                                               ------------
Portugal -- 0.08%
DP Electricidade de Portugal S.A...............         7,600       132,023
Portugal Telecom...............................        13,400       146,276
                                                               ------------
                                                                    278,299
                                                               ------------
Singapore -- 0.14%
Singapore Press Holdings Ltd...................         8,820       191,118
United Overseas Bank...........................        30,116       265,729
                                                               ------------
                                                                    456,847
                                                               ------------
Spain -- 0.41%
Banco Popular S.A..............................         3,627       235,411
Banco Santander Central Hispano, S.A...........        19,346       217,970
Endesa S.A.....................................         6,245       123,384
Tabacalera S.A.................................        32,997       469,680
Telefonica S.A.................................        13,223       328,716
                                                               ------------
                                                                  1,375,161
                                                               ------------
Sweden -- 0.36%
Electrolux AB, B Shares........................        11,690  $    292,832
Ericsson, B Shares.............................         8,240       527,599
Investor AB, B Shares..........................        11,100       155,917
Nordbanken Holding AB..........................        14,590        85,392
Swedish Match AB...............................        42,080       146,292
                                                               ------------
                                                                  1,208,032
                                                               ------------
Switzerland -- 0.43%
Adecco S.A.....................................           207       160,355
Nestle S.A. (Reg.).............................           165       300,684
Novartis AG (Reg.).............................           254       370,995
Roche Holding AG (Gen.)........................            32       377,835
Swisscom AG (Reg.).............................           588       236,566
                                                               ------------
                                                                  1,446,435
                                                               ------------
United Kingdom -- 2.04%
Allied Zurich PLC (b)..........................        13,052       153,458
AstraZeneca PLC................................         4,002       165,637
Barclays PLC...................................         6,050       173,760
BP Amoco PLC...................................        46,946       471,003
British Aerospace PLC..........................        11,302        74,684
British Airways PLC............................        17,000       110,692
British Telecommunications PLC.................        20,000       487,703
Charter PLC....................................        27,676       118,205
Diageo PLC.....................................        27,209       218,388
FKI PLC........................................        67,040       259,317
Glaxo Wellcome PLC.............................        13,260       373,997
Greenalls Group PLC............................        17,358        82,529
House of Fraser PLC............................        30,780        37,702
HSBC Holdings PLC..............................        13,000       180,817
Lloyds TSB Group PLC...........................        32,969       411,541
Marconi PLC....................................        26,360       465,419
Marks & Spencer PLC............................        32,060       152,301
National Power PLC.............................        33,500       193,562
Nycomed Amersham PLC...........................        22,844       141,933
Peninsular & Oriental Steam Navigation Co......         7,540       125,533
Powergen PLC...................................        18,000       129,098
Prudential Corp. PLC...........................        16,540       325,223
Reckitt & Colman PLC...........................        10,000        93,560
Reed International PLC.........................        28,010       209,242
Rio Tinto Ltd..................................        11,190       269,623
RJB Mining PLC.................................        26,590        13,714
Royal & Sun Alliance Insurance Group PLC.......        17,884       135,904
Scottish & Southern Energy PLC.................        27,880       222,088
Tesco PLC......................................        70,190       212,959
Thames Water PLC...............................         8,997       111,944
Trinity Mirror PLC.............................        16,315       173,810
Unilever PLC...................................        20,000       146,827
United News & Media PLC........................        19,490       247,842
Yorkshire Water PLC............................        22,080       124,553
                                                               ------------
                                                                  6,814,568
                                                               ------------
Total Global (Ex-U.S.) Equities................                  54,536,292
                                                               ------------

Emerging Markets Equities -- 5.49%
Brinson Emerging Markets Equity Fund (b).......     1,580,129    18,326,811
                                                               ------------
Total Equities (Cost $169,721,051).............                 182,739,832
                                                               ------------

                    Global Fund -- Schedule of Investments


December 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

                                                                   Face
                                                                  Amount         Value
                                                                -----------   -----------
Bonds -- 43.00%
U.S. Bonds -- 24.07%
U.S. Corporate Bonds -- 2.58%
Avon Products, Inc., 6.900%, due 11/15/04.....................  $   150,000   $   146,710
Bell Atlantic Corp., 8.000%, due 10/15/29.....................       78,000        79,183
Bombardier Capital, Inc., MTN, 7.300%,
  due 12/15/02................................................      565,000       558,974
Cendant Corp., 7.750%, due 12/01/03...........................      640,000       639,058
Daimlerchrysler NA Hldg, 7.200%,
  due 09/01/09................................................      600,000       589,084
First Bank Corporate Card Master Trust, 97-1,
  Class A, 6.400%, due 02/15/03...............................    1,055,000     1,044,672
GATX Capital Corp., Series F,  MTN, 6.923%,
  due 04/25/01................................................    1,000,000     1,000,118
Monsanto Co., 144A, 6.600%, due 12/01/28......................      545,000       468,374
Newcourt Credit Group 144A, 6.875%,
  due 02/16/05................................................      600,000       592,080
Noram Energy Corp., 6.375%, due 11/01/03......................      615,000       584,948
PanAmSat Corp., 6.000%, due 01/15/03..........................      225,000       209,398
PanAmSat Corp., 6.375%, due 01/15/08..........................      500,000       423,820
Service Corp., International, 6.000%,
  due 12/15/05................................................      500,000       371,595
TIme Warner, Inc., 6.625%, due 05/15/29.......................      550,000       468,097
UCFC Home Equity Loan 97-C, Class A8,
  FRN, 0.000%, due 09/15/27...................................      724,000       724,840
US Airways, Inc., 8.360%, due 07/20/20........................      160,000       155,006
Waste Management, Inc., 6.875%,
  due 05/15/09................................................      640,000       541,069
                                                                              -----------
                                                                                8,597,026
                                                                              -----------
Corporate Mortgage-
Backed Securities -- 2.03%
Asset Securitization Corp., 96-D, Class A1B,
  7.210%, due 10/13/26........................................    1,000,000       990,780
Norwest Asset Securities Corp., 96-2, Class A9,
  7.000%, due 09/25/11........................................      435,000       421,106
Prudential Home Mortgage Securities, 94-3,
  Class A10, 6.500%, due 02/25/24.............................      730,000       698,186
Residential Asset Securitization Trust,
  7.500%, due 07/25/11........................................      666,645       668,172
Residential Asset Securitization Trust, 97-A11,
  Class A2, 7.000%, due 01/25/28..............................       22,416        22,354
Residential Asset Securitization Trust, 97-A7,
  Class A1, 7.250%, due 12/25/27..............................    1,080,000     1,036,325
Residential Asset Securitization Trust, 97-A7,
  Class A1, 7.500%, due 09/25/27..............................      182,332       182,135
Structured Asset Securities Corp., 98-RF1,
  Class A, 8.712%, due 03/15/27...............................    1,006,602     1,037,114
Thrift Financial Corp., 11.250%, due 01/01/16.................       51,564        53,115
Vendee Mortgage Trust, 98-2, Class 1G,
  6.750%, due 06/15/28........................................    1,760,000     1,624,621
                                                                              -----------
                                                                                6,733,908
                                                                              -----------
International Dollar Bonds -- 1.68%
Banco Santiago S.A., 7.000%, due 07/18/07.....................      650,000       583,195
Banque Centrale de Tunisie, 8.250%,
  due 09/19/27................................................      785,000       638,794
Ras Laffan Liquified Natural Gas Co., Ltd.,
  144A, 8.294%, due 03/15/14 ,................................    1,000,000       939,270
Tyco International Corp., 144A, 6.821%,
  due 03/05/01................................................    3,500,000     3,499,346
                                                                              -----------
                                                                                5,660,605
                                                                              -----------
U.S. Government Mortgage-
Backed Securities -- 2.49%
Fannie Mae Whole Loan, Series 95-W3,
  Class A, 9.000%, due 04/25/25...............................  $    18,814   $    19,431
Federal Home Loan Mortgage Corp.,
  7.238%, due 05/01/26........................................      102,664       103,052
Federal Home Loan Mortgage Corp. Gold
  8.000%, due 11/01/22........................................       65,126        65,890
  8.000%, due 05/01/23........................................      682,266       690,269
  9.000%, due 03/01/24........................................      463,466       485,216
Federal National Mortgage Association
  6.375%, due 06/15/09........................................    2,380,000     2,267,942
  6.500%, due 03/01/19........................................      279,418       266,932
  8.500%, due 07/01/22........................................      280,887       290,894
  7.000%, due 10/01/28........................................      936,705       905,932
  7.000%, due 03/01/29........................................      259,036       250,708
Federal National Mortgage Association Strips
  8.000%, due 08/01/23........................................    1,250,698       384,444
  0.000%, due 02/01/28........................................      950,639       616,926
FNCI, 8.000%, due 02/01/13....................................      499,070       509,155
Freddie Mac Series 194 Class PO, 0.000%,
  due 04/01/28................................................      710,398       439,332
Government National Mortgage Association
  10.000%, due 09/15/00.......................................          912           951
  10.000%, due 05/15/01.......................................        1,255         1,309
  9.000%, due 11/15/04........................................       11,291        11,606
  8.000%, due 08/15/22........................................      274,129       278,367
  8.000%, due 11/15/22........................................      204,231       207,477
  7.000%, due 06/15/27........................................      513,887       496,597
                                                                              -----------
                                                                                8,292,430
                                                                              -----------
U.S. Government Obligations -- 15.29%
U.S. Treasury Bond
  8.750%, due 05/15/17........................................      300,000       358,125
  8.000%, due 11/15/21........................................      435,000       493,453
U.S. Treasury Inflation Indexed Note
  3.625%, due 04/15/28........................................   33,965,000    31,566,833
  3.875%, due 04/15/29........................................   18,530,000    17,708,009
U.S. Treasury Note
  6.625%, due 07/31/01........................................      500,000       503,282
  6.625%, due 05/15/07........................................      400,000       401,625
                                                                              -----------
                                                                               51,031,327
                                                                              -----------
Total U.S. Bonds..............................................                 80,315,296
                                                                              -----------
                                                                   Shares
                                                                -----------
High Yield Bonds -- 2.55%
Brinson High Yield Fund (b)...................................      617,548     8,501,106
                                                                              -----------
                                                                    Face
                                                                   Amount
                                                                -----------
Global (Ex-U.S.) Bonds -- 9.19%
Australia -- 0.68%
Queensland Treasury Corp. Global Notes
  6.500%, due 06/14/05.....................................AUD    2,600,000     1,664,856
  8.000%, due 09/14/07........................................      900,000       618,466
                                                                              -----------
                                                                                2,283,322
                                                                              -----------

================================================================================

                    Global Fund -- Schedule of Investments


December 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

                                                     Face
                                                    Amount         Value
                                                 -----------    ------------
Canada -- 0.95%
Government of Canada
 7.000%, due 12/01/06.......................CAD    1,290,000    $    924,324
 6.000%, due 06/01/08..........................      700,000         478,816
 4.250%, due 12/01/21..........................    2,200,000       1,767,215
                                                                ------------
                                                                   3,170,355
                                                                ------------
Denmark -- 0.82%
Depfa Pfandbrief Bank,
 5.750%, due 03/04/09.......................EUR      850,000         863,113

Kingdom of Denmark
 7.000%, due 11/10/24.......................DKK    2,350,000         351,974
 7.000%, due 12/15/04..........................    5,480,000         791,546
 9.000%, due 11/15/00..........................    3,800,000         532,299
 8.000%, due 03/15/06..........................    1,200,000         182,673
                                                                ------------
                                                                   2,721,605
                                                                ------------
France -- 1.22%
Government of France (OAT)
 9.500%, due 01/25/01.......................EUR    1,500,000       1,575,465
 4.000%, due 10/25/09..........................      725,000         647,198
 8.500%, due 12/26/12..........................    1,199,999       1,525,725
 5.500%, due 04/25/29..........................      330,000         309,620
                                                                ------------
                                                                   4,058,008
                                                                ------------
Germany -- 0.90%
Deutscheland Republic Series 96,
 6.250%, due 04/26/06..........................      125,000         133,106
Bundesrepublik Deutscheland
 8.375%, due 05/21/01..........................    1,535,000       1,625,459
 6.250%, due 01/04/24..........................      750,000         779,989
DePfa Deutsche Pfandbriefbank AG,
 4.750%, due 03/20/03..........................      480,000         479,803
                                                                ------------
                                                                   3,018,357
                                                                ------------
Italy -- 0.38%
Buoni Poliennali Del Tes,
 5.000%, due 05/01/08..........................      740,000         721,374
Republic of Italy (BTP),
 12.000%, due 09/01/02.........................      470,000         541,795
                                                                ------------
                                                                   1,263,169
                                                                ------------
Japan -- 1.18%
Government of Japan
 3.000%, due 09/20/05.......................JPY   90,000,000         970,264
 4.600%, due 09/20/04..........................  260,000,000       2,970,313
                                                                ------------
                                                                   3,940,577
                                                                ------------
Netherlands -- 0.75%
Government of Netherlands
 3.000%, due 02/15/02.......................EUR    1,330,000       1,297,190
 5.500%, due 01/15/28..........................      360,000         336,324
 7.500%, due 04/15/10..........................      550,000         634,842
 7.750%, due 03/01/05..........................      200,000         224,838
                                                                ------------
                                                                   2,493,194
                                                                ------------
Spain -- 0.60%
Government of Spain
 6.150%, due 01/31/13..........................      400,001         415,083
 3.250%, due 01/31/05..........................    1,720,000       1,577,484
                                                                ------------
                                                                   1,992,567
                                                                ------------
Sweden -- 0.90%
Government of Sweden
 6.750%, due 05/05/14.......................SEK    8,800,000    $  1,108,105
 10.250%, due 05/05/03.........................   14,000,000       1,881,598
                                                                ------------
                                                                   2,989,703
                                                                ------------
United Kingdom -- 0.82%
Halifax PLC, Series EMTN, 8.750%,
 due 07/10/06...............................GBP      720,000       1,257,385
U.K. Treasury,
 5.750%, due 12/07/09..........................      600,000         987,332
 7.250%, due 12/07/07..........................      270,000         474,761
                                                                ------------
                                                                   2,719,478
                                                                ------------
Total Global (Ex-U.S.) Bonds...................                   30,650,335
                                                                ------------

                                                    Shares
                                                 -----------
   ............................................
Emerging Markets Bonds -- 7.19%
Brinson Emerging Markets Debt Fund (b).........    1,039,012      23,996,711
                                                                ------------
Total Bonds (Cost $138,116,867)................                  143,463,448
                                                                ------------
Short-Term Investments -- 20.60%
Investment Companies -- 3.60%
Brinson Supplementary Trust U.S. Cash
 Management Prime Fund.........................   12,006,635      12,006,635
                                                                ------------
                                                     Face
                                                    Amount
                                                 -----------
   ............................................
U.S. Corporate Bonds -- 11.11%
Centex Corp., Series A, MTN
 6.684%, due 06/30/00..........................  $ 5,000,000       5,000,000
Conagra, Inc., 144A
 6.320%, due 06/12/00..........................    1,300,000       1,299,350
Enron Corp. 6.634%, due 03/30/00...............    5,000,000       5,000,000
GATX Capital Corp. 6.500%, due 11/01/00........    1,500,000       1,506,478
General Motors Corporate Notes
 9.375%, due 04/01/00..........................    2,000,000       2,019,442
Hertz Corp. 6.625%, due 07/15/00...............    2,500,000       2,512,990
Kroger Co. 7.063%, due 10/01/00................    5,000,000       4,999,757
NorAm Energy Corp.
 7.500%, due 08/01/00..........................    2,000,000       2,013,165
Raytheon Co. 6.300%, due 08/15/00..............    3,000,000       3,015,108
Safeway, Inc. 5.750%, due 11/15/00.............    4,000,000       3,981,669
Supevalue Stores, Inc., Series A, MTN
 6.500%, due 10/06/00..........................    2,000,000       2,004,250
Union Pacific Corp., Series E, MTN
 9.680%, due 04/12/00..........................    1,200,000       1,211,397
Vastar Resources, Inc.
 6.000%, due 04/20/00..........................    2,500,000       2,503,213
                                                                ------------
                                                                  37,066,819
                                                                ------------
U.S. Government Obligations -- 1.12%
U.S. Treasury Bill, 0.00%, due 02/03/00........    3,765,000       3,748,694
                                                                ------------

Commercial Paper -- 4.77%
Arrow Electronics, Inc.
 5.500%, due 01/03/00..........................    2,300,000       2,299,297
Dynegy, Inc. 5.500%, due 01/03/00..............    4,574,000       4,572,603
FMC Corp. 5.750%, due 01/03/00.................    5,000,000       4,998,403
Safeway, Inc. 5.500%, due 01/03/00.............    4,044,000       4,042,764
                                                                ------------
                                                                  15,913,067
                                                                ------------

================================================================================
14

                    Global Fund -- Schedule of Investments


December 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

                                             Face
                                            Amount           Value
                                            ------       -------------
Total Short-Term Investments
 (Cost $73,082,365)......................                $  68,735,215
                                                         -------------

Total Investments
 (Cost $380,920,283) -- 118.37% (a)......                  394,938,495

Liabilities, less cash and
  other assets -- (18.37%)...............                  (61,291,344)
                                                         -------------

Net Assets -- 100%.......................                $ 333,647,151
                                                         =============

See accompanying notes to schedule of investments.

================================================================================

                    Global Fund -- Schedule of Investments


December 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

NOTES TO SCHEDULE OF INVESTMENTS
(a) Aggregate cost for federal income tax purposes was $380,920,283; and net unrealized appreciation consisted of:

          Gross unrealized appreciation...................  $ 35,127,094
          Gross unrealized depreciation...................   (21,108,882)
                                                            ------------
               Net unrealized appreciation................. $ 14,018,212
                                                            ============

(b)   Non-income producing security.

FRN: Floating Rate Note -- The rate disclosed is that in effect at December 31, 1999.

TBA:  Security is subject to delayed delivery.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers. At December 31, 1999, the value of these securities amounted to $4,231,891 or 1.27% of net assets.

Resettable Perpetual Preferred: A bond with either no maturity date or a maturity date that is so far in the future that the bond will pay interest indefinitely. The issuer generally retains the right to call such a bond.

FORWARD FOREIGN CURRENCY CONTRACTS
The Global Fund had the following open forward foreign currency contracts as of December 31, 1999:

                                                   Settlement         Local          Current        Unrealized
                                                      Date          Currency         Value          Gain/(Loss)
                                                   ----------   -------------      -----------      -----------
Forward Foreign Currency Buy Contracts
Australian Dollar................................   02/08/00       33,300,000      $21,803,182      $    48,316
British Pound....................................   02/08/00       11,550,000       18,615,821         (219,353)
Canadian Dollar..................................   02/08/00        4,600,000        3,172,414           50,108
Danish Krone.....................................   02/08/00       18,000,000        2,430,984         (181,157)
Euro.............................................   02/08/00       40,000,000       40,213,534       (2,899,481)
Japanese Yen.....................................   02/08/00      578,000,000        5,682,558           90,963
Swedish Krona....................................   02/08/00      112,800,000       13,239,903         (695,100)
Swiss Franc......................................   02/08/00        5,500,000        3,451,673         (310,940)

Forward Foreign Currency Sale Contracts
Australian Dollar................................   02/08/00        6,700,000        4,386,826         (113,968)
British Pound....................................   02/08/00       17,200,000       27,722,362          202,368
Canadian Dollar..................................   02/08/00        4,600,000        3,172,414         (111,461)
Danish Krone.....................................   02/08/00       30,000,000        4,051,640          308,826
Euro.............................................   02/08/00        8,250,000        8,294,041          497,671
Japanese Yen.....................................   02/08/00    3,277,000,000       32,217,550       (1,851,820)
Swedish Krona....................................   02/08/00       17,500,000        2,054,063           86,741
                                                                                                    -----------
    Total........................................                                                   $(5,098,287)
                                                                                                    ===========

FUTURES CONTRACTS

The Brinson Global Fund had the following open futures contracts as of December 31, 1999:

                                                        Expiration     Cost/       Current     Unrealized
                                                           Date      Proceeds       Value         Loss
                                                        ----------  -----------  -----------  -----------
U.S. Interest Rate Futures Buy Contracts
5 Year U.S. Treasury Notes, 385 contracts............   March 2000  $38,111,273  $37,742,031  $  (369,242)
10 Year U.S. Treasury Notes, 74 contracts............   March 2000    7,212,627    7,093,593     (119,034)
30 Year U.S. Treasury Notes, 63 contracts............   March 2000    5,872,691    5,729,062     (143,629)

Index Future Sale Contracts
S&P 500 Index, 119 contracts.........................   March 2000   42,843,542   44,154,950   (1,311,408)
                                                                                              -----------
    Total............................................                                         $(1,943,313)
                                                                                              ===========

The market value of investments pledged to cover margin requirements for the open futures positions at December 31, 1999 was $3,748,694.

                See accompanying notes to financial statements.

================================================================================
16

                      Global Fund -- Financial Statements

--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1999 (Unaudited)

ASSETS:
 Investments, at value:
  Unaffiliated issuers (Cost $319,565,037)..................................................................     $324,366,271
  Affiliated issuers (Cost $61,355,246).....................................................................       70,572,224
 Foreign currency, at value (Cost $152,313).................................................................          151,741
 Receivables:
  Investment securities sold................................................................................          251,690
  Dividends.................................................................................................          257,093
  Interest..................................................................................................        1,604,830
                                                                                                                 ------------
          TOTAL ASSETS......................................................................................     $397,203,849
                                                                                                                 ------------

LIABILITIES:
 Payables:
  Securities loaned.........................................................................................       57,479,350
  Investment advisory fees..................................................................................          228,226
  Due to custodian bank.....................................................................................          279,049
  Variation margin..........................................................................................          277,007
  Accrued expenses..........................................................................................          194,779
 Net unrealized depreciation on forward foreign currency contracts..........................................        5,098,287
                                                                                                                 ------------
          TOTAL LIABILITIES.................................................................................       63,556,698
                                                                                                                 ------------
NET ASSETS..................................................................................................     $333,647,151
                                                                                                                 ============
NET ASSETS CONSIST OF:
 Paid in capital............................................................................................     $324,670,999
 Accumulated distribution in excess of net investment income................................................         (411,874)
 Accumulated net realized gain..............................................................................        2,448,747
 Net unrealized appreciation................................................................................        6,939,279
                                                                                                                 ------------
 NET ASSETS.................................................................................................     $333,647,151
                                                                                                                 ============
OFFERING PRICE PER SHARE:
 Brinson Class I:
  Net asset value, offering price and redemption price per share (Based on net assets of
     $318,094,279 and 28,489,881 shares issued and outstanding).............................................     $      11.17
                                                                                                                 ============
 Brinson Class N:
  Net asset value, offering price and redemption price per share (Based on net assets of
     $1,331,490 and 119,546 shares issued and outstanding)..................................................     $      11.14
                                                                                                                 ============
 UBS Investment Funds Class:
  Net asset value, offering price and redemption price per share (Based on net assets of
     $14,221,382 and 1,279,339 shares issued and outstanding)...............................................     $      11.12
                                                                                                                 ============

                See accompanying notes to financial statements.

================================================================================

                      Global Fund -- Financial Statements

--------------------------------------------------------------------------------


STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED DECEMBER 31, 1999 (Unaudited)

INVESTMENT INCOME:
 Interest (net of $4,739 for foreign taxes withheld; including securities lending income of $155,319)... $  4,674,023
 Dividends (net of $28,430 for foreign taxes withheld)..................................................    1,427,928
                                                                                                         ------------
     TOTAL INCOME.......................................................................................    6,101,951
                                                                                                         ------------
EXPENSES:
 Advisory...............................................................................................    1,641,535
 Administration.........................................................................................      143,881
 Professional...........................................................................................       77,412
 Printing...............................................................................................       66,934
 Distribution...........................................................................................       66,831
 Custodian..............................................................................................       48,131
 Other..................................................................................................       52,368
                                                                                                         ------------
     TOTAL EXPENSES.....................................................................................    2,097,092
     Earnings credits...................................................................................       (1,963)
                                                                                                         ------------
     NET EXPENSES.......................................................................................    2,095,129
                                                                                                         ------------
     NET INVESTMENT INCOME..............................................................................    4,006,822
                                                                                                         ------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
 Net realized gain (loss) on:
  Investments...........................................................................................   10,602,009
  Futures contracts.....................................................................................   (3,838,627)
  Foreign currency transactions.........................................................................      144,805
                                                                                                         ------------
     Net realized gain..................................................................................    6,908,187
                                                                                                         ------------
 Change in net unrealized appreciation or depreciation on:
  Investments and foreign currency......................................................................  (11,930,745)
  Futures contracts.....................................................................................      697,060
  Forward contracts.....................................................................................   (6,506,307)
  Translation of other assets and liabilities denominated in foreign currency...........................       16,926
                                                                                                         ------------
  Change in net unrealized appreciation or depreciation.................................................  (17,723,066)
                                                                                                         ------------
  Net realized and unrealized loss......................................................................  (10,814,879)
                                                                                                         ------------
 Net decrease in net assets resulting from operations................................................... $ (6,808,057)
                                                                                                         ============

                See accompanying notes to financial statements.

================================================================================
18

                    Global Fund -- Schedule of Investments

--------------------------------------------------------------------------------

STATEMENT OF CASH FLOWS
FOR THE SIX MONTHS ENDED DECEMBER 31, 1999(Unaudited)

CASH FLOWS FROM OPERATING ACTIVITIES:
 Net decrease in net assets resulting from operations.............................................  $  (6,808,057)
 Adjustments to reconcile net decrease in net assets resulting from operations to net cash used for operating activities:
  Net realized and unrealized loss on investments.................................................     10,814,879
  Decrease in receivable for investment securities sold...........................................      8,642,091
  Decrease in dividends and interest receivable...................................................      1,372,338
  Decrease in payable for securities purchased....................................................    (25,213,162)
  Decrease in payable for investment advisory fee.................................................        (93,085)
  Increase in payable to Fund custodian...........................................................        279,049
  Decrease in accrued expenses....................................................................        (10,753)
  Decrease in variation margin....................................................................       (248,118)
  Net amortization of premium.....................................................................        385,052
                                                                                                    -------------
   Net cash used for operating activities.........................................................    (10,879,766)
                                                                                                    -------------
CASH FLOWS USED FOR FINANCING ACTIVITIES:
 Purchases of investments.........................................................................   (321,094,569)
 Proceeds from sales of investments...............................................................    524,162,878
 Net realized loss on futures contracts...........................................................     (3,838,627)
 Net realized gain on foreign currency transactions...............................................        144,805
 Change in net unrealized appreciation or depreciation on futures contracts.......................        697,060
 Change in net unrealized appreciation or depreciation on other assets and liabilities............         16,926
 Net decrease in foreign currency.................................................................      2,223,501
                                                                                                    -------------
   Net cash provided by investing activities......................................................    202,311,974
                                                                                                    -------------
CASH FLOWS FROM FINANCING ACTIVITIES:
 Net capital shares transactions..................................................................   (151,332,750)
 Net decrease from securities lending.............................................................    (39,994,824)
 Dividends and capital gain distributions paid....................................................     (1,895,987)
                                                                                                    -------------
   Net cash used for financing activities.........................................................   (193,223,561)
                                                                                                    -------------
 Net decrease in cash.............................................................................     (1,791,353)

CASH AT BEGINNING OF PERIOD.......................................................................      1,791,353
                                                                                                    -------------
CASH AT END OF PERIOD.............................................................................  $          --
                                                                                                    =============

                See accompanying notes to financial statements.

================================================================================

                      Global Fund -- Financial Statements

--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                    Six Months Ended
                                                                                   December 31, 1999     Year Ended
                                                                                       (Unaudited)      June 30, 1999
                                                                                   -----------------   --------------
OPERATIONS:
 Net investment income............................................................  $   4,006,822      $  12,109,444
 Net realized gain................................................................      6,908,187         44,693,620
 Change in net unrealized appreciation or depreciation............................    (17,723,066)       (37,993,047)
                                                                                    -------------      -------------
 Net increase (decrease) in net assets resulting from operations..................     (6,808,057)        18,810,017
                                                                                    -------------      -------------

DISTRIBUTIONS TO SHAREHOLDERS:
 Distributions from net investment income.........................................     (4,006,822)       (12,109,444)
 Distributions in excess of net investment income.................................     (1,164,990)        (6,197,274)
 Distributions from net realized gain.............................................    (15,248,821)       (33,009,121)
                                                                                    -------------      -------------
 Total distributions to shareholders*.............................................    (20,420,633)       (51,315,839)
                                                                                    -------------      -------------

CAPITAL SHARE TRANSACTIONS:
 Shares sold......................................................................    155,204,510        410,521,495
 Shares issued on reinvestment of distributions...................................     18,524,646         47,914,179
 Shares redeemed..................................................................   (305,569,570)      (632,556,320)
                                                                                    -------------      -------------
 Net decrease in net assets resulting from capital share transactions.............   (131,840,414)      (174,120,646)
                                                                                    -------------      -------------
    TOTAL DECREASE IN NET ASSETS..................................................   (159,069,104)      (206,626,468)
                                                                                    -------------      -------------
NET ASSETS:
 Beginning of period..............................................................    492,716,255        699,342,723
                                                                                    -------------      -------------
 End of period (including undistributed net investment income of
  $(411,874) and $753,116, respectively)..........................................  $ 333,647,151      $ 492,716,255
                                                                                    =============      =============
*DISTRIBUTIONS BY CLASS:

Distributions from and in excess of net investment income:
 Brinson Class I..................................................................  $  (4,971,880)     $ (17,500,696)
 Brinson Class N..................................................................        (18,730)          (753,377)
 UBS Investment Funds Class.......................................................       (181,202)           (52,645)
Distributions from net realized gain:
 Brinson Class I..................................................................    (14,468,448)       (31,201,392)
 Brinson Class N..................................................................        (59,854)        (1,710,286)
 UBSInvestment Funds Class........................................................       (720,519)           (97,443)
                                                                                    -------------      -------------
Total distributions to shareholders...............................................  $ (20,420,633)     $ (51,315,839)
                                                                                    =============      =============

                See accompanying notes to financial statements.

================================================================================
20

                    Global Fund -- Financial Highlights

-------------------------------------------------------------------------------
The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

                                                           Six Months Ended                                     July 31, 1995*
                                                           December 31, 1999         Year Ended June 30,           Through
                                                                               ------------------------------
UBS Investment Funds Class                                    (Unaudited)        1999        1998       1997     June 30, 1996
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period.....................       $ 11.95        $ 12.71     $ 13.05    $ 12.18      $ 11.60
                                                                -------        -------     -------    -------      -------
 Income (loss) from investment operations:
  Net investment income..................................          0.09**         0.20        0.30       0.34         0.39
  Net realized and unrealized gain (loss)................         (0.27)          0.25        0.61       1.75         1.10
                                                                -------        -------     -------    -------      -------
    Total income (loss) from
      investment operations..............................         (0.18)          0.45        0.91       2.09         1.49
                                                                -------        -------     -------    -------      -------
 Less distributions:
  Distributions from and in excess of net
   investment income.....................................         (0.13)         (0.37)      (0.55)     (0.57)       (0.59)
  Distributions from net realized gain...................         (0.52)         (0.84)      (0.70)     (0.65)       (0.32)
                                                                -------        -------     -------    -------      -------
    Total distributions..................................         (0.65)         (1.21)      (1.25)     (1.22)       (0.91)
                                                                -------        -------     -------    -------      -------
Net asset value, end of period............................      $ 11.12        $ 11.95     $ 12.71    $ 13.05      $ 12.18
                                                                =======        =======     =======    =======      =======
Total return (non-annualized).............................        (1.44)%         3.92%       7.60%     18.13%       13.24%
Ratios/Supplemental data:
 Net assets, end of period (in 000s)......................      $14,221        $22,060     $30,436    $26,303      $14,030
 Ratio of gross expenses to average
   net assets.............................................         1.64%***       1.61%       1.59%      1.64%        1.69%***
 Ratio of net investment income to average
   net assets.............................................         1.33%***       1.58%       2.05%      2.38%        3.04%***
 Portfolio turnover rate..................................           36%           105%         88%       150%         142%

  * Commencement of UBS Investment Funds Class
 ** The net investment income per share data was determined by using average shares outstanding throughout the period
*** Annualized


                See accompanying notes to financial statements.

================================================================================

Global Equity Fund



--------------------------------------------------------------------------------
[LOGO] UBS
       Investment Funds


The UBS Investment Fund - Global Equity has provided an annualized return of 13.94% since its inception on July 31, 1995. Over the same period, the annualized return of the benchmark, the MSCI World Equity (Free) Index, was 19.22%. The Fund's performance was achieved with a volatility of 11.37%, somewhat less risk than its benchmark's volatility of 13.52%. For the full year the Fund increased 12.02%, lagging the index's unhedged return of 25.12%. Most regions experienced strong performance in dollar-hedged terms, led by Asia (Ex-Japan) and Japan and followed by Europe (Ex-U.K.). We gained from our mid-year decision to increase Japan to neutral and then to an overweight. European market allocation also added value, as did the underweight to North America. The overweights to the U.K. and Australia and underweight of Asia (Ex-Japan) detracted. Our currency management also reduced returns, due to the yen's strength and euro's weakness.

Global returns in the latter part of the year were largely fueled by investor enthusiasm for technology and telecommunications stocks, especially those with an Internet connection. By year-end, growth stocks had significantly overtaken value stocks on a global basis. In our view, many of these stocks have been bid up to levels that far exceed underlying value. Thus, the U.S. portion of the Fund is positioned in industries and stocks that enjoy less lofty valuations and offer greater upside potential.

The Pacific (Ex-Japan) region has begun to rebound from last year's currency and banking crises. Japan has shown tentative signs of an economic revival, fueled by government spending packages and extremely low interest rates. There are also encouraging signs of restructuring, as well as consolidation in the banking and financial sectors, easing the fears of a financial meltdown that has weighed down investor sentiment for much of the decade.

Our strategies position us to take advantage of current valuation discrepancies. Our largest underweight is to North America and largest overweight to Japan, while Europe and the U.K. are neutral. Our currency strategy, unsuccessful this year, maintains an underweight to the expensive yen and pound sterling, with overweights in the very cheap Euro and the Australian dollar. We are overweight industrials and materials, where values are most compelling. Our most important underweights are in those sectors that have risen significantly: information technology, energy and telecommunications services.

================================================================================
22

Global Equity Fund



--------------------------------------------------------------------------------
[LOGO] UBS
       Investment Funds

Total Return

                                       6 months    1 year    3 years     7/31/95*
                                        ended      ended      ended        to
                                       12/31/99   12/31/99   12/31/99   12/31/99
--------------------------------------------------------------------------------
UBS Investment Fund - Global Equity      5.00%     12.02%     11.68%     13.94%
--------------------------------------------------------------------------------
MSCI World Equity (Free) Index          15.25      25.12      21.81      19.22
--------------------------------------------------------------------------------

*Performance inception date of the UBS Investment Fund - Global Equity.

Total return includes reinvestment of all capital gain and income distributions.

All total returns in excess of 1 year are average annualized returns.


Illustration of an Assumed Investment of $10,000

This chart shows the growth in the value of an investment in the UBS Investment Fund - Global Equity and the MSCI World Equity (Free) Index if you had invested $10,000 on July 31, 1995, and had reinvested all your income dividends and capital gain distributions through December 31, 1999. No adjustment has been made for any income taxes payable by shareholders on income dividends and capital gain distributions. Past performance is no guarantee of future results. Share price and return will vary with market conditions; investors may realize a gain or loss upon redemption.

UBS Investment Fund - Global Equity
vs. MSCI World Equity (Free) Index
Wealth Value with Dividends Reinvested

           Brinson Global Equity   MSCI World Equity
----------------------------------------------------
  7/31/95                $10,000            $10,000
----------------------------------------------------
  8/31/95                $10,155            $ 9,777
----------------------------------------------------
  9/30/95                $10,329            $10,066
----------------------------------------------------
 10/31/95                $10,300            $ 9,909
----------------------------------------------------
 11/30/95                $10,667            $10,255
----------------------------------------------------
 12/31/95                $10,993            $10,556
----------------------------------------------------
  1/31/96                $11,312            $10,753
----------------------------------------------------
  2/29/96                $11,354            $10,818
----------------------------------------------------
  3/31/96                $11,539            $10,998
----------------------------------------------------
  4/30/96                $11,858            $11,256
----------------------------------------------------
  5/31/96                $11,889            $11,265
----------------------------------------------------
  6/30/96                $11,925            $11,325
----------------------------------------------------
  7/31/96                $11,544            $10,925
----------------------------------------------------
  8/31/96                $11,739            $11,054
----------------------------------------------------
  9/30/96                $12,110            $11,488
----------------------------------------------------
 10/31/96                $12,152            $11,567
----------------------------------------------------
 11/30/96                $12,760            $12,219
----------------------------------------------------
 12/31/96                $12,787            $12,025
----------------------------------------------------
  1/31/97                $12,899            $12,172
----------------------------------------------------
  2/28/97                $13,067            $12,311
----------------------------------------------------
  3/31/97                $13,011            $12,064
----------------------------------------------------
  4/30/97                $13,067            $12,460
----------------------------------------------------
  5/31/97                $13,832            $13,231
----------------------------------------------------
  6/30/97                $14,351            $13,889
----------------------------------------------------
  7/31/97                $14,813            $14,531
----------------------------------------------------
  8/31/97                $14,125            $13,547
----------------------------------------------------
  9/30/97                $14,711            $14,284
----------------------------------------------------
 10/31/97                $13,900            $13,534
----------------------------------------------------
 11/30/97                $13,888            $13,771
----------------------------------------------------
 12/31/97                $14,048            $13,939
----------------------------------------------------
  1/31/98                $14,271            $14,330
----------------------------------------------------
  2/28/98                $15,138            $15,299
----------------------------------------------------
  3/31/98                $15,757            $15,943
----------------------------------------------------
  4/30/98                $15,720            $16,099
----------------------------------------------------
  5/31/98                $15,658            $15,904
----------------------------------------------------
  6/30/98                $15,520            $16,276
----------------------------------------------------
  7/31/98                $15,433            $16,251
----------------------------------------------------
  8/31/98                $13,734            $14,085
----------------------------------------------------
  9/30/98                $13,932            $14,335
----------------------------------------------------
 10/31/98                $14,850            $15,634
----------------------------------------------------
 11/30/98                $15,408            $16,565
----------------------------------------------------
 12/31/98                $15,897            $17,370
----------------------------------------------------
  1/31/99                $15,897            $17,752
----------------------------------------------------
  2/28/99                $15,404            $17,280
----------------------------------------------------
  3/31/99                $15,885            $17,997
----------------------------------------------------
  4/30/99                $16,960            $18,709
----------------------------------------------------
  5/31/99                $16,340            $18,020
----------------------------------------------------
  6/30/99                $16,960            $18,858
----------------------------------------------------


Fund returns are net of all fees and costs, while the Index returns are based solely on market returns without deduction for fees or transaction costs for rebalancing.

================================================================================

Global Equity Fund

--------------------------------------------------------------------------------

[LOGO] UBS
       Investment Funds

Market Allocation

As of December 31, 1999 (Unaudited)
                                                   Current
                                       Benchmark   Strategy
-----------------------------------------------------------
U.S.                                     49.0%       38.0%
Australia                                 1.2         3.8
Austria                                   0.1         0.0
Belgium                                   0.4         0.7
Canada                                    2.1         1.2
Denmark                                   0.4         0.3
Finland                                   1.5         1.9
France                                    5.0         5.8
Germany                                   5.1         4.1
Hong Kong                                 1.1         0.2
Ireland                                   0.2         0.0
Italy                                     2.1         1.4
Japan                                    13.4        23.1
Netherlands                               2.6         2.0
New Zealand                               0.1         0.0
Norway                                    0.2         0.0
Portugual                                 0.2         0.2
Singapore                                 0.5         0.7
Spain                                     1.3         2.6
Sweden                                    1.3         2.6
Switzerland                               2.8         1.9
United Kingdom                            9.4         9.5
Cash Reserves                             0.0         0.0
-----------------------------------------------------------
                                        100.0%      100.0%


Top Ten U.S. Equity Holdings

As of December 31, 1999 (Unaudited)
                                                  Percent of
                                                  Net Assets
-------------------------------------------------------------
 1. New York Times Co.                               1.79%
 2. CIGNA Corp.                                      1.75
 3. First Data Corp.                                 1.54
 4. FDX Corp.                                        1.41
 5. General Instrument Corp.                         1.37
 6. Compuware Corp.                                  1.34
 7. Burlington Northern Santa Fe Group               1.29
 8. St. Jude Medical, Inc.                           1.10
 9. Electronic Data Systems Corp.                    1.07
10. Allergan, Inc.                                   0.99
-------------------------------------------------------------

Currency Allocation

As of December 31, 1999 (Unaudited)
                                                    Current
                                        Benchmark   Strategy
-------------------------------------------------------------
U.S.                                      49.0%      46.1%
Australia                                  1.2        7.3
Canada                                     2.1        2.1
Denmark                                    0.4        0.4
Euro                                      18.5       28.5
Hong Kong                                  1.1        0.0
Japan                                     13.4        5.4
New Zealand                                0.1        0.0
Norway                                     0.2        0.2
Singapore                                  0.5        0.5
Sweden                                     1.3        5.3
Switzerland                                2.8        2.8
United Kingdom                             9.4        1.4
-------------------------------------------------------------
                                         100.0%     100.0%

Top Ten Global (Ex-U.S.) Equity Holdings

As of December 31, 1999 (Unaudited)
                                                  Percent of
                                                  Net Assets
-------------------------------------------------------------
1. Sony Corp.                                        2.39%
2. Fujitsu                                           1.54
3. Banque Nationale de Paris                         1.53
4. Seven-Eleven Japan Co., Ltd.                      1.33
5. TDK Corp.                                         1.33
6. Nippon Telegraph & Telephone Corp.                1.24
7. Bayer AG                                          1.22
8. Orix Corp.                                        1.16
9. Murata Manufacturing Co., Ltd.                    1.13
10. Siemens AG                                       1.09
-------------------------------------------------------------

================================================================================
24

Global Equity Fund

--------------------------------------------------------------------------------
[LOGO] UBS
       Investment Funds

Industry Diversification

As a Percent of Net Assets
As of December 31, 1999 (Unaudited)
--------------------------------------------------------------------

U.S. EQUITIES
Capital Investment
 Capital Goods.................................      1.81%
 Technology....................................      6.37
                                                   ------
                                                     8.18
Basic Industries
 Chemicals.....................................      0.80
 Housing/Paper.................................      3.04
 Metals........................................      1.39
                                                   ------
                                                     5.23
Consumer
 Non-Durables..................................      0.84
 Retail/Apparel................................      1.22
 Autos/Durables................................      1.45
 Health: Drugs.................................      2.83
 Health: Non-Drugs.............................      2.25
                                                   ------
                                                     8.59
Financial
 Banks.........................................      2.58
 Non-Banks.....................................      2.52
                                                   ------
                                                     5.10
Utilities
 Electric......................................      2.87
 Telephone.....................................      1.62
                                                   ------
                                                     4.49
Transportation.................................      2.70
Services/Misc..................................      3.97
                                                   ------
    Total U.S. Equities........................     38.26*

GLOBAL (EX-U.S.) EQUITIES
Aerospace & Military...........................      0.36%
Airlines.......................................      0.43
Appliances & Households........................      2.91
Autos/Durables.................................      1.07
Banking........................................      7.41
Beverages and Tobacco..........................      1.32
Broadcasting & Publishing......................      2.88
Building Materials.............................      0.23
Business & Public Service......................      3.45
Chemicals......................................      2.20
Data Processing................................      2.40
Electric Components............................      2.78
Electronics....................................      5.26
Energy.........................................      0.86
Financial Services.............................      3.31
Food & House Products..........................      1.80
Forest Products................................      0.99
Health & Personal Care.........................      3.33
Industrial Components..........................      0.61
Insurance......................................      1.40
Merchandising..................................      2.11
Multi-Industry.................................      0.28
Non-Ferrous Metals.............................      0.30
Real Estate....................................      0.88
Recreation.....................................      0.98
Telecommunications.............................      6.16
Transportation.................................      1.64
Utilities......................................      2.53
                                                   ------
            Total Global (Ex-U.S.) Equities....     59.88
SHORT-TERM INVESTMENTS.........................      0.49*
                                                   ------
            TOTAL INVESTMENTS..................     98.63
CASH AND OTHER ASSETS,
  LESS LIABILITIES.............................      1.37
                                                   ------
             NET ASSETS........................    100.00%
                                                   ======
--------------------------------------------------------------------
* The Fund held a long position in stock index futures on December 31, 1999 which increased U.S. Equity exposure from 38.26% to 39.15%. This adjustment resulted in a net decrease in the Fund's exposure to Short-Term Investments from 0.49% to (0.40)%.

--------------------------------------------------------------------------------

                 Global Equity Fund -- Schedule of Investments

December 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

                                               Shares      Value
                                              --------  -----------
Equities -- 98.14%
U.S. Equities -- 38.26%
Advanced Micro Devices, Inc. (b).............    9,000  $   260,438
Allergan, Inc. (b)...........................   16,600      825,850
Alza Corp. (b)...............................    6,800      235,450
American Standard Cos., Inc. (b).............    9,100      417,463
Baxter International, Inc....................    9,500      596,719
Burlington Northern Santa Fe Corp............   44,300    1,074,275
Central & South West Corp....................   31,600      632,000
Champion International Corp..................    7,600      470,725
CIGNA Corp...................................   18,000    1,450,125
Compaq Computer Corp.........................   27,300      738,806
Computer Sciences Corp. (b)..................    8,500      804,312
Compuware Corp...............................   29,800    1,110,050
Corning, Inc.................................    4,400      567,325
Delhaize America, Inc........................       33          670
Dial Corp....................................   15,100      367,119
Dominion Resources, Inc......................   12,800      502,400
Electronic Data Systems Corp.................   13,300      890,269
Eli Lilly and Co.............................    3,500      232,750
Emerson Electric Co..........................   12,600      722,925
FDX Corp. (b)................................   28,500    1,166,719
Federal-Mogul Corp...........................   16,900      340,113
Federated Department Stores, Inc.............    4,500      227,531
First Data Corp..............................   26,004    1,282,322
Fleet Boston Financial Corp..................   16,829      585,860
Fort James Corp..............................   15,300      418,838
Gateway, Inc.................................    5,400      389,138
General Instrument Corp. (b).................   13,400    1,139,000
Genzyme Corp. (b)............................    3,600      162,000
GreenPoint Financial Corp....................   14,200      338,138
Household International, Inc.................   14,300      532,675
Illinois Tool Works, Inc.....................   10,600      716,162
Kimberly-Clark Corp..........................   12,500      815,625
Lafarge Corp.................................    4,800      132,600
Lear Corp. (b)...............................   10,600      339,200
Lexmark International Group, Inc.............    2,900      262,450
Lincoln National Corp........................    6,200      248,000
Lockheed Martin Corp.........................   12,902      282,231
Masco Corp...................................   17,300      438,987
Mattel, Inc..................................   19,200      252,000
Monsanto Co..................................   12,100      431,063
New York Times Co............................   30,200    1,483,575
Newell Rubbermaid, Inc.......................    9,100      263,900
Nextel Communications, Inc. (b)..............    5,700      587,812
Peco Energy Co...............................   15,110      525,072
Pentair, Inc.................................    4,700      180,950
Philip Morris Companies, Inc.................   14,100      326,944
PNC Bank Corp................................    7,200      320,400
Praxair, Inc.................................    8,100      407,531
Raytheon Co., Class B........................   17,900      475,469
Reliaster Financial Corp.....................    4,000      156,750
SBC Communications, Inc......................   15,700      765,375
Southdown, Inc...............................    5,176      267,211
St. Jude Medical, Inc. (b)...................   29,700      911,419
Torchmark Corp...............................    8,200      238,313
U.S. Bancorp.................................   11,363      270,581
Unisys Corp..................................    6,700      213,981
United Healthcare Corp.......................    3,700  $   196,563
W.W. Grainger, Inc...........................   11,000      525,937
Watson Pharmaceutical Co.....................   17,400      623,137
Wells Fargo and Co...........................   15,500      626,781
                                                        -----------
Total U.S. Equities..........................            31,768,024
                                                        -----------
Global (Ex-U.S.) Equities -- 59.88%
Australia -- 3.46%
Broken Hill Proprietary Co., Ltd.............   32,150      420,800
Lend Lease Corp., Ltd........................   12,394      173,081
National Australia Bank Ltd..................   40,875      623,241
News Corp., Ltd..............................   69,640      674,015
QBE Insurance Group Ltd......................   28,778      133,709
Rio Tinto Ltd................................   11,763      251,876
Westpac Banking Corp., Ltd...................   70,045      481,613
Woolworth's Ltd..............................   32,600      111,787
                                                        -----------
                                                          2,870,122
                                                        -----------
Belgium -- 0.71%
Electrabel S.A...............................    1,170      381,161
Fortis B.....................................    5,752      206,530
                                                        -----------
                                                            587,691
                                                        -----------
Canada -- 1.30%
Agrium, Inc..................................    6,200       47,847
Canadian National Railway Co.................    9,000      236,891
Newbridge Networks Corp. (b).................   16,900      379,036
Potash Corporation of Saskatchewan, Inc......    3,000      142,631
Shaw Communications, Inc., Class B...........    8,400      275,794
                                                        -----------
                                                          1,082,199
                                                        -----------
Denmark -- 0.30%
Tele Danmark A/S.............................    3,400      251,414
                                                        -----------
Finland -- 1.81%
Nokia Oyj....................................    2,500      451,078
Sampo Insurance Co., Ltd., Series A..........    6,500      226,090
UPM-Kymmene Corp.............................   20,600      825,974
                                                        -----------
                                                          1,503,142
                                                        -----------
France -- 5.28%
Accor S.A.
Air Liquide..................................    1,478      246,232
Alcatel Alsthom..............................      420       95,989
Banque Nationale de Paris....................   13,792    1,266,374
Carrefour S.A................................    1,360      249,613
Cie de Saint Gobain..........................    1,026      192,013
CSF Thomson (b)..............................    9,095      298,940
France Telecom S.A...........................    5,480      721,248
Groupe Danone................................    1,110      260,362
Michelin, Class B............................    2,741      107,155
Rhone-Poulenc, Class A.......................    7,110      411,230
Total Fina S.A., Class B (b).................    2,209      293,394
Vivendi......................................    2,719      244,342
                                                        -----------
                                                          4,386,892
                                                        -----------
Germany -- 3.89%
Bayer AG.....................................   21,390    1,012,027
Continental AG...............................   19,950      398,956
DaimlerChrysler AG (b).......................    2,325      181,552
Mannesmann AG................................    1,450      349,415

--------------------------------------------------------------------------------
26

                 Global Equity Fund -- Schedule of Investments

December 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

                                               Shares      Value
                                              --------  -----------
Siemens AG..................................     7,120  $   906,406
Veba AG.....................................     7,910      384,554
                                                        -----------
                                                          3,232,910
                                                        -----------
Hong Kong -- 0.19%
Henderson Land Development Co., Ltd.........    25,000      160,481
                                                        -----------
Italy -- 1.12%
San Paolo-imi Spa...........................    17,811      240,846
Telecom Italia Mobile Spa...................    42,800      475,789
Telecom Italia Spa..........................    15,000      210,503
                                                        -----------
                                                            927,138
                                                        -----------
Japan -- 23.94%
Acom Co., Ltd...............................     4,500      440,086
Bank of Tokyo-Mitsubushi Ltd................    36,000      500,845
Benesse Corp................................     2,400      576,816
Canon, Inc..................................    18,000      713,986
Dai-Ichi Kangyo Bank........................    47,000      438,523
East Japan Railway Co.......................        51      274,545
Fanuc.......................................     7,000      889,747
Fujitsu.....................................    28,000    1,274,779
Honda Motor Co..............................    19,000      705,388
Hoya Corp...................................     4,000      314,591
Kao Corp....................................    17,000      484,148
Mitsubishi Estate Co., Ltd..................    41,000      399,365
Murata Manufacturing Co., Inc...............     4,000      937,912
NEC Corp....................................    35,000      832,641
Nintendo Corp., Ltd.........................     4,900      812,877
Nippon Telegraph & Telephone Corp...........        60    1,025,841
Nomura Securities Co., Ltd..................    37,000      666,944
NTT Mobile Communications...................        10      383,958
Orix Corporation............................     4,300      967,085
Santen Pharmaceutical Co., Ltd..............    14,000      230,472
Secom Co., Ltd..............................     6,000      659,470
Seven-Eleven Japan Co., Ltd.................     7,000    1,107,909
Softbank Corp...............................       400      382,199
Sony Corp...................................     6,700    1,983,391
Sumitomo Chemical Co........................    80,000      375,165
Takeda Chemical Industries..................    15,000      740,071
TDK Corp....................................     8,000    1,102,828
Yamato Transport Co., Ltd...................    17,000      657,711
                                                        -----------
                                                         19,879,293
                                                        -----------
Netherlands -- 1.85%
ING Groep NV................................    11,220      674,138
Koninklijke KPN NV..........................     5,313      516,063
TNT Post Group NV...........................    12,000      342,218
                                                        -----------
                                                          1,532,419
                                                        -----------
Portugal -- 0.22%
EDP Electricidade de Portugal S.A...........    10,400      180,664
                                                        -----------
Singapore -- 0.72%
Singapore Press Holdings Ltd................    16,046      347,695
United Overseas Bank........................    28,512      251,577
                                                        -----------
                                                            599,272
                                                        -----------
Spain -- 2.49%
Banco Popular S.A...........................     8,673  $   562,922
Banco Santander Central Hispano, S.A........    29,081      327,653
Endesa S.A..................................     9,397      185,659
Tabacalera S.A..............................    35,268      502,005
Telefonica S.A..............................    19,674      489,094
                                                        -----------
                                                          2,067,333
                                                        -----------
Sweden -- 2.31%
Electrolux AB, B Shares.....................    17,250      432,108
Ericsson, B Shares..........................     7,490      479,578
Investor AB, B Shares.......................    16,510      231,909
Nordbanken Holding AB.......................    94,570      553,494
Swedish Match AB............................    62,670      217,874
                                                        -----------
                                                          1,914,963
                                                        -----------
Switzerland -- 1.82%
Adecco S.A..................................       852      660,011
Nestle S.A. (Reg.)..........................       175      318,907
Novartis AG (Reg.)..........................       249      363,692
Roche Holding AG (Gen.).....................        14      165,303
                                                        -----------
                                                          1,507,913
                                                        -----------
United Kingdom -- 8.47%
Allied Zurich PLC (b).......................    13,975      164,310
AstraZeneca PLC.............................     4,639      192,002
British Airways PLC.........................    55,000      358,121
British Telecommunications PLC..............    24,000      585,243
Diageo PLC..................................    46,630      374,267
FKI PLC.....................................    98,405      380,640
Glaxo Wellcome PLC..........................     9,620      271,331
HSBC Holdings PLC...........................    29,000      403,362
Lloyds TSB Group PLC........................    40,220      502,053
National Power PLC..........................    54,500      314,900
Nycomed Amersham PLC........................    63,000      391,427
Peninsular & Oriental Steam Navigation Co...    11,475      191,047
Powergen PLC................................    33,000      236,679
Prudential Corp. PLC........................    22,000      432,582
Reckitt & Colman PLC........................    14,000      130,984
Reed International PLC......................    73,000      545,329
Scottish & Southern Energy PLC..............    52,650      419,403
Tesco PLC...................................    93,250      282,924
Trinity Mirror PLC..........................    17,175      182,972
Unilever PLC................................    41,000      300,994
United News & Media PLC.....................    29,000      368,775
                                                        -----------
                                                          7,029,345
                                                        -----------
Total Global (Ex-U.S.) Equities.............             49,713,191
                                                        -----------
Total Equities (Cost $65,016,878)...........             81,481,215
                                                        -----------

================================================================================
                                                                              27

                 Global Equity Fund -- Schedule of Investments

December 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

                                               Shares      Value
                                              --------  -----------
Short-Term Investments -- 0.49%
Investment Companies -- 0.49%
Brinson Supplementary Trust U.S. Cash
 Management Prime Fund
 (Cost $411,539).............................  411,539  $   411,539
                                                        -----------
 Total Investments
 (Cost $65,428,417) -- 98.63% (a)............            81,892,754
Cash and other assets,
 less liabilities -- 1.37%...................             1,134,027
                                                        -----------
Net Assets -- 100%...........................           $83,026,781
                                                        ===========

NOTES TO SCHEDULE OF INVESTMENTS
(a) Aggregate cost for federal income tax purposes was $65,428,417; and net unrealized appreciation consisted of:

               Gross unrealized appreciation..................................   $ 20,104,252
               Gross unrealized depreciation..................................     (3,639,915)
                                                                                 ------------
                      Net unrealized appreciation.............................   $ 16,464,337
                                                                                 ============

(b)  Non-income producing security.
(c)  Denominated in U.S. dollars

FORWARD FOREIGN CURRENCY CONTRACTS
The Global Equity Fund had the following open forward foreign currency contracts as of December 31, 1999:

                                           Settlement      Local       Current    Unrealized
                                              Date       Currency       Value     Gain/(Loss)
                                          ------------  ----------    ---------  ------------
Forward Foreign Currency Buy Contracts
British Pound...........................     06/02/00      4,250,000   6,847,880     (46,945)
Japanese Yen............................     06/02/00  1,290,000,000  12,922,930      94,245

Forward Foreign Currency Sale Contracts
Australian Dollar.......................     06/02/00      5,200,000   3,407,311      92,050
British Pound...........................     06/02/00        700,000   1,127,886      (1,802)
Canadian Dollar.........................     06/02/00        800,000     553,235       7,979
Euro....................................     06/02/00      5,800,000   5,880,564     (29,007)
Swedish Krona...........................     06/02/00     24,200,000   2,860,950      (9,921)
Swiss Franc.............................     06/02/00      1,200,000     763,174      (5,318)
                                                                                   ---------
     Total..............................                                           $ 101,281
                                                                                   =========

FUTURES CONTRACTS
The Brinson Global Equity Fund had the following open futures contracts as of December 31, 1999:

                                           Expiration                  Current    Unrealized
                                              Date         Cost         Value        Gain
                                          ------------  ----------    ---------  ------------
Index Futures Buy Contracts
S&P 500 Index, 2 contracts..............   March 2000   $  714,839    $ 742,100  $     27,261

The market value of investments pledged to cover margin requirements for the open futures positions at December 31, 1999 was $75,000.


                See accompanying notes to financial statements.

--------------------------------------------------------------------------------
28

                  Global Equity Fund -- Financial Statements

--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1999 (Unaudited)

ASSETS:
 Investments, at value:
   Unaffiliated issuers (Cost $65,016,878)....................................................    $81,481,215
   Affiliated issuers (Cost $411,539).........................................................        411,539
 Foreign currency, at value (Cost $972,985)...................................................        970,107
 Cash.........................................................................................         75,727
 Receivables:
  Dividends...................................................................................         99,356
  Interest....................................................................................          3,394
  Variation margin............................................................................          1,340
 Net unrealized appreciation on forward foreign currency contracts............................        101,281
                                                                                                  -----------
    TOTAL ASSETS..............................................................................     83,143,959
                                                                                                  -----------
LIABILITIES:
 Payables:
  Investment advisory fees....................................................................         49,888
  Accrued expenses............................................................................         67,290
                                                                                                  -----------
    TOTAL LIABILITIES.........................................................................        117,178
                                                                                                  -----------
NET ASSETS....................................................................................    $83,026,781
                                                                                                  ===========
NET ASSETS CONSIST OF:
 Paid in capital..............................................................................    $65,630,618
 Accumulated undistributed net investment income..............................................          8,384
 Accumulated net realized gain................................................................        799,117
 Net unrealized appreciation..................................................................     16,588,662
                                                                                                  -----------
    NET ASSETS................................................................................    $83,026,781
                                                                                                  ===========
OFFERING PRICE PER SHARE:
 Brinson Class I:
   Net asset value, offering price and redemption price per share
     (Based on net assets of $40,734,080 and 3,182,445 shares issued
     and outstanding).........................................................................    $     12.80
                                                                                                  ===========
 Brinson Class N:
   Net asset value, offering price and redemption price per share
     (Based on net assets of $231,676 and 18,131 shares issued and
     outstanding).............................................................................    $     12.78
                                                                                                  ===========
 UBS Investment Funds Class:
   Net asset value, offering price and redemption price per share
     (Based on net assets of $42,061,025 and 3,291,032 shares issued
     and outstanding).........................................................................    $     12.78
                                                                                                  ===========

                See accompanying notes to financial statements.

================================================================================

                  Global Equity Fund -- Financial Statements

--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED DECEMBER 31, 1999 (Unaudited)

INVESTMENT INCOME:
  Dividends (net of $23,473 for foreign taxes withheld).................................   $   571,589
  Interest..............................................................................        25,947
                                                                                           -----------
      TOTAL INCOME......................................................................       597,536
                                                                                           -----------
 EXPENSES:
  Advisory..............................................................................       335,604
  Distribution..........................................................................       161,840
  Printing..............................................................................        37,929
  Professional..........................................................................        17,780
  Other.................................................................................        49,361
                                                                                           -----------
      TOTAL EXPENSES....................................................................       602,514
      Expenses deferred by Advisor......................................................       (18,447)
      Earnings credits..................................................................        (1,001)
                                                                                           -----------
      NET EXPENSES......................................................................       583,066
                                                                                           -----------
      NET INVESTMENT INCOME.............................................................        14,470
                                                                                           -----------
 NET REALIZED AND UNREALIZED GAIN (LOSS):
  Net realized gain (loss) on:
    Investments.........................................................................     5,365,679
    Futures contracts...................................................................        28,781
    Foreign currency transactions.......................................................    (1,663,061)
                                                                                           -----------
      Net realized gain.................................................................     3,731,399
                                                                                           -----------
  Change in net unrealized appreciation or depreciation on:
    Investments and foreign currency....................................................       230,903
    Futures contracts...................................................................        27,261
    Forward contracts...................................................................       (29,467)
    Translation of other assets and liabilities denominated in foreign currency.........         1,575
                                                                                           -----------
      Change in net unrealized appreciation or depreciation.............................       230,272
                                                                                           -----------
  Net realized and unrealized gain......................................................     3,961,671
                                                                                           -----------
  Net increase in net assets resulting from operations..................................   $ 3,976,141
                                                                                           ===========

                See accompanying notes to financial statements.

================================================================================
30

                Global Equity Fund -- Financial Statements


--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                     Six Months Ended        Year
                                                                                    December 31, 1999       Ended
                                                                                       (Unaudited)      June 30, 1999
                                                                                    ------------------  ---------------
OPERATIONS:
 Net investment income...........................................................        $     14,470   $     497,109
 Net realized gain...............................................................           3,731,399       5,596,677
 Change in net unrealized appreciation or depreciation...........................             230,272       1,132,303
                                                                                         ------------   -------------
 Net increase in net assets resulting from operations............................           3,976,141       7,226,089
                                                                                         ------------   -------------

DISTRIBUTIONS TO SHAREHOLDERS:
 Distributions from net investment income:
  Brinson Class I................................................................            (229,745)       (384,423)
  Brinson Class N................................................................                (985)         (2,181)
  UBS Investment Funds Class.....................................................             (77,667)       (219,326)
 Distributions from net realized gain:
  Brinson Class I................................................................          (3,607,591)       (352,100)
  Brinson Class N................................................................             (19,859)         (2,950)
  UBS Investment Funds Class.....................................................          (3,756,305)       (713,059)
                                                                                         ------------   -------------
  Total distributions to shareholders............................................          (7,692,152)     (1,674,039)
                                                                                         ------------   -------------

CAPITAL SHARE TRANSACTIONS:
 Shares sold.....................................................................           7,577,518      34,808,631
 Shares issued on reinvestment of distributions..................................           6,445,851       1,462,446
 Shares redeemed.................................................................         (13,648,784)    (37,326,928)
                                                                                         ------------   -------------
 Net increase (decrease) in net assets resulting from capital share
     transactions................................................................             374,585      (1,055,851)
                                                                                         ------------   -------------
     TOTAL INCREASE (DECREASE) IN NET ASSETS.....................................          (3,341,426)      4,496,199
                                                                                         ------------   -------------

NET ASSETS:
 Beginning of period.............................................................          86,368,207      81,872,008
                                                                                         ------------   -------------
 End of period (including accumulated undistributed net investment income of
  $8,384 and $302,311, respectively).............................................        $ 83,026,781   $  86,368,207
                                                                                         ============   =============

                See accompanying notes to financial statements.

================================================================================

                  Global Equity Fund -- Financial Highlights

--------------------------------------------------------------------------------

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.


                                                       Six Months Ended                                     July 31. 1995*
                                                       December 31, 1999          Year Ended June 30,          Through
                                                                           -------------------------------
UBS Investment Funds Class                                 (Unaudited)        1999        1998      1997      June 30, 1996
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period...............       $  13.40         $ 12.51      $ 12.73   $ 11.57       $  10.35
                                                         ---------         -------      -------   -------       --------
 Income from investment operations:
   Net investment income...........................          (0.03)**         0.04**       0.07      0.08          (0.01)
   Net realized and unrealized gain................           0.64            1.09         0.83      2.13           1.93
                                                         ---------         -------      -------   -------       --------
     Total income from investment
        operations.................................           0.61            1.13         0.90      2.21           1.92
                                                         ---------         -------      -------   -------       --------
 Less distributions:
   Distributions from net investment
     income........................................          (0.02)          (0.06)       (0.07)    (0.06)         (0.01)
   Distributions from and in excess of net
     realized gain.................................          (1.21)          (0.18)       (1.05)    (0.99)         (0.69)
                                                         ---------         -------      -------   -------       --------
       Total distributions.........................          (1.23)          (0.24)       (1.12)    (1.05)         (0.70)
                                                         ---------         -------      -------   -------       --------
Net asset value, end of period.....................       $  12.78         $ 13.40      $ 12.51   $ 12.73       $  11.57
                                                         =========         =======      =======   =======       ========
Total return (non-annualized)......................           5.00%           9.28%        8.15%    20.34%         19.25%
Ratios/Supplemental data:
 Net assets, end of period (in 000s)...............       $ 42,061         $44,042      $59,147   $61,680       $ 33,012
 Ratio of expenses to average net assets:
   Before expense reimbursement and
     earnings credits..............................           1.81%***        1.81%        1.78%     2.00%          2.53%***
   After expense reimbursement and
     earnings credits..............................           1.76%***        1.76%        1.76%     1.75%          1.76%***
 Ratio of net investment income to
  average net assets:
   Before expense reimbursement and
     earnings credits..............................          (0.39)%***       0.29%        0.53%     0.60%         (0.19)%***
   After expense reimbursement and
     earnings credits..............................          (0.34)%***       0.34%        0.55%     0.85%          0.58%***
 Portfolio turnover rate...........................             57%             86%          46%       32%            74%

   * Commencement of UBS Investment Funds Class
  ** The net investment income per share data was determined by using average shares outstanding throughout the period
 *** Annualized

                See accompanying notes to financial statements.

================================================================================
32

Global Bond Fund


--------------------------------------------------------------------------------
[LOGO]  UBS
        Investment Funds

Since its performance inception on July 31, 1995, the UBS Investment Fund - Global Bond has recorded an annualized return of 4.74%, versus the 3.52% return of its benchmark, the Salomon Smith Barney World Government Bond Index. This performance record was achieved with significantly less risk or volatility than the benchmark; 4.82% versus 5.65%, respectively. In calendar year 1999 the Fund posted a decline of 6.74% compared to the benchmark's decline of 4.26%.

1999 proved to be the worst year for global government bonds since 1994. Yields rose (and prices therefore fell) in every major market, apart from Japan, by up to 200 basis points. The main factor behind this development was the growing momentum of world economic growth, led by the continuing strength of economic activity in the U.S. As well as encouraging investors to look for higher real returns, this also gave rise to fears (which were ultimately fulfilled) that central banks would raise official rates to counter rising inflation risks. The weakness in government bonds was accentuated by the unwinding of last year's move to low-risk investments in the aftermath of the Russian default.

The main reason for the relative underperformance of the Fund was market allocation strategy, specifically a large underweight to the Japanese market. Despite very low nominal yields, Japanese government bond prices were supported by the Bank of Japan's "zero interest rate" policy, an attempt to stimulate the lackluster domestic economy and limit the strength of the yen. In currencies, underweights to the yen and the pound sterling also hurt performance. However, active bond management helped, with positions in inflation-linked bonds in Canada and good relative performance from non-government bonds in the U.S. component of the Fund.

================================================================================

Global Bond Fund

--------------------------------------------------------------------------------
[LOGO]

Total Return

                                                                            6 months      1 year     3 years     7/31/95*
                                                                             ended         ended      ended        to
                                                                            12/31/99      12/31/99   12/31/99    12/31/99
-------------------------------------------------------------------------------------------------------------------------
UBS Investment Fund -- Global Bond                                         -0.07%         -6.74%      1.73%      4.74%
-------------------------------------------------------------------------------------------------------------------------
Salomon Smith Barney World Gov't Bond Index                                 3.13          -4.26       3.43       3.52
-------------------------------------------------------------------------------------------------------------------------

*Performance inception date of the UBS Investment Fund -- Global Bond.

Total return includes reinvestment of all capital gain and income distributions.

All total returns in excess of 1 year are average annualized returns.

Illustration of an Assumed Investment of $10,000

This chart shows the growth in the value of an investment in the UBS Investment Fund -- Global Bond and the Salomon Smith Barney World Government Bond Index if you had invested $10,000 on July 31, 1995, and had reinvested all your income dividends and capital gain distributions through December 31, 1999. No adjustment has been made for any income taxes payable by shareholders on income dividends and capital gain distributions. Past performance is no guarantee of future results. Share price and return will vary with market conditions; investors may realize a gain or loss upon redemption.

UBS Investment Fund -- Global Bond
vs. Salomon Smith Barney World Gov't Bond Index
Wealth Value with Dividends Reinvested

---------------------------------------------------------------------------------------------------------------------------
                    LABEL                              A                                         B
---------------------------------------------------------------------------------------------------------------------------
Label                                 UBS Investment Fund Global Bond          Salomon Smith Barney World Gov't Bond Index
---------------------------------------------------------------------------------------------------------------------------
 1             7/31/95                                        $10,000                                               $10,000
 2             8/31/95                                        $10,104                                               $ 9,656
 3             9/30/95                                        $10,218                                               $ 9,871
 4            10/31/95                                        $10,388                                               $ 9,944
 5            11/30/95                                        $10,587                                               $10,057
 6            12/31/95                                        $10,722                                               $10,162
 7             1/31/96                                        $10,776                                               $10,037
 8             2/29/96                                        $10,658                                               $ 9,986
 9             3/31/96                                        $10,701                                               $ 9,972
10             4/30/96                                        $10,808                                               $ 9,932
11             5/31/96                                        $10,829                                               $ 9,934
12             6/30/96                                        $10,917                                               $10,013
13             7/31/96                                        $11,036                                               $10,205
14             8/31/96                                        $11,113                                               $10,245
15             9/30/96                                        $11,287                                               $10,287
16            10/31/96                                        $11,527                                               $10,479
17            11/30/96                                        $11,734                                               $10,617
18            12/31/96                                        $11,654                                               $10,531
19             1/31/97                                        $11,484                                               $10,250
20             2/28/97                                        $11,484                                               $10,173
21             3/31/97                                        $11,313                                               $10,096
22             4/30/97                                        $11,240                                               $10,007
23             5/31/97                                        $11,569                                               $10,279
24             6/30/97                                        $11,703                                               $10,402
25             7/31/97                                        $11,654                                               $10,321
26             8/31/97                                        $11,606                                               $10,314
27             9/30/97                                        $11,837                                               $10,534
28            10/31/97                                        $11,984                                               $10,753
29            11/30/97                                        $11,825                                               $10,589
30            12/31/97                                        $11,791                                               $10,557
31             1/31/98                                        $11,892                                               $10,659
32             2/28/98                                        $11,968                                               $10,746
33             3/31/98                                        $11,829                                               $10,639
34             4/30/98                                        $11,980                                               $10,810
35             5/31/98                                        $11,968                                               $10,834
36             6/30/98                                        $11,970                                               $10,851
37             7/31/98                                        $11,957                                               $10,865
38             8/31/98                                        $12,097                                               $11,160
39             9/30/98                                        $12,671                                               $11,754
40            10/31/98                                        $12,938                                               $12,102
41            11/30/98                                        $12,849                                               $11,931
42            12/31/98                                        $13,156                                               $12,171
43             1/31/99                                        $13,130                                               $12,059
44             2/28/99                                        $12,717                                               $11,672
45             3/31/99                                        $12,691                                               $11,701
46             4/30/99                                        $12,717                                               $11,697
47             5/31/99                                        $12,478                                               $11,500
48             6/30/99                                        $12,278                                               $11,299
---------------------------------------------------------------------------------------------------------------------------

Fund returns are net of all fees and costs, while the Index returns are based solely on market returns without deduction for fees or transaction costs for rebalancing.

================================================================================
34

Global Bond Fund


--------------------------------------------------------------------------------
[LOGO]  UBS
        Investment Funds


Asset Allocation

As of December 31, 1999 (Unaudited)
                                                    Current
                                       Benchmark   Strategy
------------------------------------------------------------
U.S.                                        27.1%      33.1%
Australia                                    0.6        5.1
Austria                                      0.9        0.0
Belgium                                      2.4        0.0
Canada                                       2.9        5.0
Denmark                                      1.2        4.2
Finland                                      0.7        0.0
France                                       7.5        9.2
Germany                                      7.9        5.7
Ireland                                      0.3        0.0
Italy                                        8.1        2.8
Japan                                       26.6        7.6
Netherlands                                  2.6        5.6
Portugal                                     0.4        0.0
Spain                                        3.3        4.4
Sweden                                       1.3        6.8
Switzerland                                  0.4        0.0
TIPS                                         0.0        1.8
U.K.                                         5.8        5.8
Euro                                         0.0        2.9
------------------------------------------------------------
                                           100.0%     100.0%



Currency Allocation

As of December 31, 1999 (Unaudited)
                                                     Current
                                        Benchmark   Strategy
-------------------------------------------------------------
U.S.                                         27.1%      23.1%
Australia                                     0.6        6.6
Canada                                        2.9        2.9
Denmark                                       1.2        1.2
Euro                                         34.0       41.9
Japan                                        26.6       18.6
Sweden                                        1.3        5.3
Switzerland                                   0.4        0.4
U.K.                                          5.9        0.0
-------------------------------------------------------------
                                            100.0%     100.0%


Industry Diversification

As a Percent of Net Assets
As of December 31, 1999 (Unaudited)

-------------------------------------------------
U.S. BONDS
Corporate Bonds
 Airlines................................   0.84%
 Asset-Backed............................   2.51
 Consumer................................   1.10
 Financial Services......................   1.44
 Food and Housing Products...............   0.31
 Publishing..............................   0.65
 Services/Miscellaneous..................   0.95
 Utilities...............................   0.09
                                          ------
                                            7.89
                                          ------

 International Dollar Bonds..............   4.01
 Corporate Mortgage-Backed Securities....   8.12
 U.S. Government Agencies................   1.12
 U.S. Gov't Mortgage-Backed Securities...   5.70
 U.S. Government Obligations.............   5.48
                                          ------
                                           24.43
                                          ------
    Total U.S. Bonds.....................  32.32
                                          ------
GLOBAL (EX-U.S.) BONDS
Foreign Financial Bonds..................   7.21
Foreign Government Bonds.................  56.20
                                          ------
    Total Global (Ex-U.S.) Bonds.........  63.41

SHORT-TERM INVESTMENTS...................   0.58
                                          ------
    TOTAL INVESTMENTS....................  96.31
CASH AND OTHER ASSETS,
 LESS LIABILITIES........................   3.69
                                          ------
     NET ASSETS.......................... 100.00%
                                          ======

================================================================================

                  Global Bond Fund -- Schedule of Investments


December 31, 1999 (Unaudited)
--------------------------------------------------------------------------------
                                                      Face
                                                     Amount       Value
                                                   ----------   ---------
Bonds -- 95.73%
U.S. Bonds -- 32.32%
U.S. Corporate Bonds -- 7.89%
Cendant Corp., 7.750%, due 12/01/03...........     $  500,000  $   499,264
Centaur Funding Corp., 144A,
 0.000%, due 01/01/80.........................          1,021      398,288
Centaur Funding Corp., 144A,
 9.080%, due 01/01/80.........................            153      115,110
Chase Manhattan Auto Owner Trust,
 Series 96-C, Class A4,
 6.150%, due 03/15/02.........................        125,000      124,798
Comed Transitional Funding Trust,
 Series 98-1, Class A7,
 5.740%, due 12/25/10.........................        370,000      333,614
Continental Airlines, Inc.,
 Series 99-2, 7.056%, due 09/15/09............        710,000      675,750
Countrywide Capital, Inc.,
 8.000%, due 12/15/26.........................        250,000      224,977
Fidelity Investments,
 7.570%, due 06/15/29.........................        450,000      432,660
First Bank Corporate Card Master Trust,
 97-1, Class A, 6.400%, due 02/15/03..........        240,000      237,650
Lilly Del Mar, 144A,
 7.17%, due 08/01/29..........................        350,000      348,314
News America Holdings,
 7.750%, due 12/01/45.........................        575,000      524,273
Noram Energy Corp.,
 6.375%, due 11/01/03.........................         75,000       71,335
Peco Energy Transition Trust,
 6.130%, due 03/01/09.........................        540,000      496,876
Premier Auto Trust, Series 96-3,
 Class A4, 6.750%, due 11/06/00...............        163,308      163,434
Safeway Inc, 7.250%, due 09/15/04.............        250,000      248,528
The Money Store, Series 98-B, Class AF2,
 6.115%, due 05/15/10.........................          4,089        4,089
Time Warner Cos., Inc.,
 7.570%, due 02/01/24.........................        560,000      538,668
UCFC Home Equity Loan,
 Series 97-C, Class A8,
 FRN, 5.6375%, due 09/15/27...................         78,696       78,787
USA Waste Services,
 7.000%, due 10/01/04.........................        300,000      270,446
Vanderbilt Mortgage Finance, 98-B,
 Class 1A2, 6.120%, due 05/07/09..............        600,000      593,694
                                                               -----------
                                                                 6,380,555
                                                               -----------
 Corporate Mortgage-Backed
Securities -- 8.12%
ABN Amro Mortgage Corp., Series 99-2 IA2,
 6.300%, due 04/25/29.........................        345,000      328,302
Bear Stearns Mortgage Securities, Inc., 96-7,
 Class A4, 6.000%, due 01/28/09...............        200,000      191,924
First Union Lehman Brothers, 97-C2,
 Class A2, 6.600%, due 05/18/07...............        240,000      230,009
GE Capital Mortgage Services, Inc., 93-7F,
 Class FA3, 6.500%, due 09/25/08..............        145,184      144,352
Heller Financial Commercial Mortgage
 Assets, Series 99-PH1 A1,
 6.500%, due 05/15/61.........................        399,560      386,446
LB Commercial Conduit Mortgage
 Trust, Series 99-C1 A1,
 6.410%, due 08/15/07.........................     $  548,619  $   528,583
Norwest Asset Securities Corp.,
 Series 98-25, Class A5,
 6.000%, due 12/25/28.........................        965,000      906,048
PNC Mortgage Securities Corp.,
 Series 94-3, Class A8,
 7.500%, due 07/25/24.........................        190,000      182,210
Prudential Home Mortgage Securities
 Series 96-7, Class A4,
 6.750%, due 06/25/11.........................        150,000      143,793
 Series 93-43, Class A9,
 6.750%, due 10/25/23.........................        201,221      193,428
Residential Accredit Loans, Inc.
 Series 98-QS4, Class AI5, 7.000%,
 due 03/25/28.................................        625,000      623,656
 Series 96-QS4, Class Al10,
 7.900%, due 08/25/26.........................        400,000      377,052
Residential Asset Securitization Trust
 Series 97-A11, Class A2,
 7.000%, due 01/25/28.........................         32,378       32,288
 Series 97-A11, Class A6,
 7.000%, due 01/25/28.........................        430,000      405,339
 Series 98-A1, Class A1,
 7.000%, due 03/25/28.........................         72,972       72,562
 Series 97-A7, Class A1,
 7.250%, due 12/25/27.........................        335,000      321,453
 Series 97-A7, Class A1,
 7.500%, due 09/25/27.........................         56,102       56,041
Structured Asset Securities Corp.
 Series 98-RF2, 144A,
 8.582%, due 07/15/27.........................        315,780      324,464
 Series 98-RF1, Class A,
 8.712%, due 03/15/27.........................        208,384      214,701
Structured Mortgage Asset Residential
 Trust, Series 96-5C, Class CI,
 7.150%, due 03/25/23.........................        925,000      904,363
                                                               -----------
                                                                 6,567,014
                                                               -----------
 International Dollar Bonds -- 4.01%
National Australia Bank, FRN,
 6.40%, due 12/10/07..........................        640,000      623,858
Petroleos de Venezuela S.A.,
 8.750%, due 02/15/04.........................        500,000      488,159
Banco Santiago S.A.,
 7.000%, due 07/18/07.........................        400,000      358,889
Empresa National Electric,
 7.875%, due 10/01/69.........................        500,000      385,159
Korea Development Bank,
 7.125%, due 09/17/01.........................        300,000      297,672
Banque Centrale de Tunisie,
 8.250%, due 09/19/27.........................        400,000      325,500
Credit Suisse-London, 144A, 7.900%,
 Resettable Perpetual Preferred,
 7.900%, due 05/01/07.........................        500,000      475,729
Royal Bank of Scotland, Resettable
 Perpetual Preferred,
 7.375%, due 04/29/49.........................        300,000      286,081
                                                               -----------
                                                                 3,241,047
                                                               -----------

================================================================================
36

                  Global Bond Fund -- Schedule of Investments

December 31, 1999 (Unaudited)
-------------------------------------------------------------------------------

                                                      Face
                                                     Amount        Value
                                                   ----------   -----------
U.S. Gov't Mortgage-Backed Securities -- 5.70%
Fannie Mae Whole Loan,
  Series 95-W3, Class A,
  9.000%, due 04/25/25..........................   $    8,912  $     9,204
Federal Home Loan Mortgage Corp.
  7.000%, due 10/15/13..........................       68,215       64,952
  7.238%, due 05/01/26..........................       17,453       17,519
Federal Home Loan Mortgage Corp. Gold
  8.000%, due 05/01/23..........................       42,505       43,004
  9.000%, due 03/01/24..........................      116,158      121,609
Federal National Mortgage Association
  6.000%, due 01/01/29..........................      155,793      142,632
  6.500%, due 03/01/19..........................      120,439      115,057
  6.500%, due 02/01/29..........................      593,700      559,748
  7.000%, due 12/01/24..........................      402,571      389,346
  7.000%, due 03/01/29..........................       27,267       26,390
  7.500%, due 07/01/10..........................      762,377      768,657
  7.500%, due 12/01/23..........................      317,354      314,030
  7.500%, due 05/18/25..........................      250,000      246,780
  7.500%, due 12/01/27..........................      638,881      632,189
  7.890%, due 04/01/26..........................      175,960      178,991
  8.000%, due 03/01/11..........................       68,243       69,622
  8.500%, due 07/01/22..........................        7,930        8,213
Federal National Mortgage Association Strips,
  0.000%, due 02/01/28..........................      141,218       91,645
  8.000%, due 08/01/23..........................      185,330       56,967
FNCI, 8.000%, due 02/01/13......................       72,365       73,827
Government National Mortgage Association,
  7.000%, due 08/15/24..........................      352,905      343,816
  7.000%, due 07/15/25..........................       49,590       48,300
  7.500%, due 08/15/23..........................       60,521       60,204
  7.500%, due 12/15/23..........................       94,179       93,718
  7.500%, due 01/15/24..........................       65,741       65,368
                                                                ----------
                                                                 4,541,788
                                                                ----------
U.S. Government Agencies -- 1.12%
Jordan Aid, 8.750%, due 09/01/19................      452,530      486,597
Tennesse Valley Authority,
  6.375%, due 06/15/05..........................      500,000      481,834
                                                                ----------
                                                                   968,431
                                                                ----------
U.S. Government Obligations -- 5.48%
U.S. Treasury Bond,
  8.000%, due 11/15/21..........................    1,985,000    2,251,734
  8.750%, due 05/15/17..........................      300,000      358,125
U.S. Treasury Inflation Indexed Note,
  3.625%, due 04/15/28..........................      570,000      529,754
U.S. Treasury Note
  5.625%, due 05/15/08..........................      640,000      602,000
  5.750%, due 08/15/03..........................      700,000      685,344
                                                               -----------
                                                                 4,426,957
                                                               -----------
Total U.S. Bonds................................                26,125,792
                                                               -----------

Global (Ex-U.S.) Bonds -- 63.41%
Australia -- 5.19%
International Bank for Recon & Dev
  5.500%, due 05/14/03.......................AUD    1,800,000  $ 1,131,331
Queensland Treasury Corp.-
  Global Note
  6.500%, due 06/14/05..........................    1,130,000      723,572
  8.000%, due 09/14/07..........................    3,400,000    2,338,654
                                                               -----------
                                                                 4,193,557
                                                               -----------
Canada -- 6.85%
Government of Canada
  4.250%, due 12/01/21.......................CAD    3,730,000    2,996,234
  6.000%, due 06/01/08..........................    2,030,000    1,378,316
Province of Ontario,
 7.500%, due 01/19/06...........................    1,600,000    1,161,056
                                                               -----------
                                                                 5,535,606
                                                               -----------
 Denmark -- 6.66%
City of Copenhagen,
 6.250%, due 03/15/01........................DKK    2,400,000      329,368
Depfa Pfandbrief Bank,
 5.750%, due 03/04/09........................EUR    2,250,000    2,284,710
Great Belt, 7.000%, due 09/02/03.............DKK    3,650,000      515,097
Kingdom of Denmark
 7.000%, due 11/15/07...........................    1,400,000      206,067
 7.000%, due 11/10/24...........................    4,800,000      718,927
 8.000%, due 11/15/01...........................    9,300,000    1,326,531
                                                               -----------
                                                                 5,380,700
                                                               -----------
France -- 7.74%
Government of France (BTAN),
  7.750%, due 04/12/00.......................EUR      609,796      618,470
Government of France (OAT)
 4.000%, due 10/25/09...........................      200,000      178,537
 6.000%, due 10/25/25...........................      400,000      403,364
 7.500%, due 04/25/05...........................      902,368    1,005,385
 7.500%, due 04/25/05...........................    1,097,632    1,222,942
 8.500%, due 04/25/23...........................    1,350,000    1,786,540
 9.500%, due 01/25/01...........................      990,000    1,039,807
                                                               -----------
                                                                 6,255,045
                                                               -----------

Germany -- 6.09%
Bundesrepublik Deutschland,
  5.250%, due 02/21/01..........................      390,000      396,838
  5.625%, due 01/04/28..........................      380,000      362,817
  6.250%, due 04/26/06..........................    1,850,000    1,969,963
International Bank of Recon & Dev,
  7.125%, due 04/12/05..........................    2,019,603    2,196,114
                                                               -----------
                                                                 4,925,732
                                                               -----------
Italy -- 2.07%
Republic of Italy (BTP),
  7.750%, due 11/01/06..........................      930,000    1,053,475
  9.000%, due 10/01/03..........................      550,001      617,477
                                                               -----------
                                                                 1,670,952
                                                               -----------
Japan -- 7.28%
Government of Japan
  3.000%, due 09/20/05.......................JPY  110,000,000    1,175,712
  4.600%, due 09/20/04..........................  415,000,000    4,712,564
                                                               -----------
                                                                 5,888,276
                                                               -----------

================================================================================

                  Global Bond Fund -- Schedule of Investments

December 31, 1999 (Unaudited)
-------------------------------------------------------------------------------
                                                Face
                                               Amount      Value
                                              --------    -------
Netherlands -- 5.70%
LKB Baden-Wuerttemberg Finance,
 6.500%, due 09/15/08.................EUR      818,067 $   861,807
Netherlands Government
 3.000%, due 02/15/02....................    2,650,000   2,584,627
 5.500%, due 01/15/28....................    1,050,000     980,945
 7.500%, due 04/15/10....................      160,000     184,681
                                                       -----------
                                                         4,612,060
                                                       -----------
 Spain -- 3.90%
Bonos Y Oblig Del Estado,
 3.250%, due 01/31/05....................    1,400,000   1,283,999
Government of Spain,
 7.350%, due 03/31/07....................    1,670,000   1,871,762
                                                       -----------
                                                         3,155,761
                                                       -----------
 Sweden -- 6.32%
Government of Sweden
 6.000%, due 02/09/05.................SEK    3,500,000     419,113
 6.750%, due 05/05/14....................   12,400,000   1,561,420
 10.250%, due 05/05/03...................   23,300,000   3,131,517
                                                       -----------
                                                         5,112,050
                                                       -----------
United Kingdom -- 5.61%
Abbey National Treasury Service,
 6.500%, due 03/05/04.................GBP      450,000 $   712,141
British Gas PLC,
 8.125%, due 03/31/03....................      195,000     320,537
UK Treasury
 7.250%, due 12/07/07....................      820,000   1,441,866
 5.750%, due 12/07/09....................    1,250,000   2,056,942
                                                       -----------
                                                         4,531,486
                                                       -----------
Total Global (Ex-U.S.) Bonds.............               51,261,225
                                                       -----------
Total Bonds (Cost $82,090,416)...........               77,387,017
                                                       -----------

                                               Shares
                                              --------
 Short-Term Investments -- 0.58%
Investment Companies -- 0.58%
Brinson Supplementary Trust U.S. Cash
 Management Prime Fund
 (Cost $469,060).........................      469,060 $   469,060
                                                       -----------
Total Investments
 (Cost $82,559,476) -- 96.31%............               77,856,077
Cash and other assets,
 less liabilities -- 3.69%...............                2,986,424
                                                       -----------
Net Assets -- 100%.......................              $80,842,501
                                                       ===========


NOTES TO SCHEDULE OF INVESTMENTS
(a) Aggregate cost for federal income tax purposes was $82,559,476; and net unrealized depreciation consisted of:
          Gross unrealized appreciation.......................      $   331,039
          Gross unrealized depreciation.......................       (5,034,438)
                                                                    -----------
               Net unrealized depreciation....................      $(4,703,399)
                                                                    ===========

(b) Non-income producing security.

FRN:  Floating Rate Note
TBA:  Security is subject to delayed delivery.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 1999, the value of these securities amounted to $2,094,881 or 2.59% of net assets.
Resettable Perpetual Preferred: A bond with either no maturity date or a maturity date that is so far in the future that the bond will pay interest indefinitely.
        The issuer generally retains the right to call such a bond.

FORWARD FOREIGN CURRENCY CONTRACTS
The Global Bond Fund had the following open forward foreign currency contracts as of December 31, 1999:

                                           Settlement        Local      Current    Unrealized
                                              Date         Currency      Value     Gain/(Loss)
                                           ----------    -----------  -----------  ----------
Forward Foreign Currency Buy Contracts
British Pound...........................     03/01/00      5,650,000  $ 9,106,441  $  (57,066)
Canadian Dollar.........................     03/01/00      4,700,000      510,169     (86,143)
Danish Kroner...........................     03/01/00     19,500,000    2,637,430     152,269
Euro....................................     03/01/00      3,200,000    3,222,298     108,261
Japanese Yen............................     03/01/00    650,000,000    7,249,634     (62,649)
Swedish Krona...........................     03/01/00     12,000,000    1,410,533      51,099

Forward Foreign Currency Sale Contracts
Australian Dollar.......................     03/01/00      2,200,000    1,440,724      23,329
British Pound...........................     03/01/00      2,850,000    4,593,514     (16,514)
Euro....................................     03/01/00      13,10,000   13,191,284    (769,386)
Japanese Yen............................     03/01/00  1,620,000,000   28,187,534   1,021,604
                                                                                   ----------
     Total..............................                                           $  364,804
                                                                                   ==========

                See accompanying notes to financial statements.

================================================================================
38

                   Global Bond Fund -- Financial Statements

--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1999 (Unaudited)

ASSETS:
 Investments, at value:
   Unaffiliated issuers (Cost $82,090,416).......................................................................    $  77,387,017
   Affiliated issuers (Cost $469,060)............................................................................          469,060
 Cash............................................................................................................              931
 Foreign currency, at value (Cost $893,716)......................................................................          887,157
 Receivables:
   Investment securities sold....................................................................................           14,677
   Interest......................................................................................................        1,786,202
 Net unrealized appreciation on forward foreign currency contracts...............................................          364,804
                                                                                                                     -------------
     TOTAL ASSETS................................................................................................       80,909,848
                                                                                                                     -------------
 LIABILITIES:
  Payables:
   Investment advisory fees......................................................................................           44,481
   Accrued expenses..............................................................................................           22,866
                                                                                                                     -------------
     TOTAL LIABILITIES...........................................................................................           67,347
                                                                                                                     -------------
NET ASSETS.......................................................................................................    $  80,842,501
                                                                                                                     =============
NET ASSETS CONSIST OF:
  Paid in capital................................................................................................    $  88,899,967
  Accumulated undistributed net investment income................................................................        1,916,511
  Accumulated net realized loss..................................................................................       (5,588,837)
  Net unrealized depreciation....................................................................................       (4,385,140)
                                                                                                                     -------------
     NET ASSETS..................................................................................................    $  80,842,501
                                                                                                                     =============
OFFERING PRICE PER SHARE:
  Brinson Class I:
   Net asset value, offering price and redemption price per share (Based on net assets of
    $77,217,107 and 8,533,100 shares issued and outstanding).....................................................    $        9.05
                                                                                                                     =============
  Brinson Class N:
   Net asset value, offering price and redemption price per share
    (Based on net assets of $1,162 and 127 shares issued and outstanding)........................................    $        9.15
                                                                                                                     =============
  UBS Investment Funds Class:
   Net asset value, offering price and redemption price per share
    (Based on net assets of $3,624,232 and 401,023 shares issued and outstanding)................................    $        9.04
                                                                                                                     =============

                See accompanying notes to financial statements.

================================================================================

                   Global Bond Fund -- Financial Statements

--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED DECEMBER 31, 1999 (Unaudited)

INVESTMENT INCOME:
  Interest (net of $32,604 for foreign taxes withheld).......................................................    $ 2,338,848
  Dividends..................................................................................................         25,477
                                                                                                                 -----------
     TOTAL INCOME............................................................................................      2,364,325
                                                                                                                 -----------
EXPENSES:
  Advisory...................................................................................................        339,912
  Registration...............................................................................................         39,560
  Professional...............................................................................................         25,362
  Distribution...............................................................................................         11,340
  Other......................................................................................................         42,182
                                                                                                                 -----------
       TOTAL OPERATING EXPENSES..............................................................................        458,356
       Expenses deferred by Advisor..........................................................................        (38,065)
       Earnings credits......................................................................................            (63)
                                                                                                                 -----------
       NET OPERATING EXPENSES................................................................................        420,228
       Interest Expense......................................................................................         27,240
                                                                                                                 -----------
       NET INVESTMENT INCOME.................................................................................      1,916,857
                                                                                                                 -----------
 NET REALIZED ANDUN REALIZED GAIN (LOSS):
  Net realized loss on:
   Investments...............................................................................................     (1,315,340)
   Foreign currency transactions.............................................................................     (2,284,183)
                                                                                                                 -----------
     Net realized loss.......................................................................................     (3,599,523)
                                                                                                                 -----------
 Change in net unrealized appreciation or depreciation on:
   Investments and foreign currency..........................................................................        298,082
   Forward contracts.........................................................................................      1,689,713
   Translation of other assets and liabilities denominated in foreign currency...............................          7,206
                                                                                                                 -----------
     Change in net unrealized appreciation or depreciation...................................................      1,995,001
                                                                                                                 -----------
  Net realized and unrealized loss...........................................................................     (1,604,522)
                                                                                                                 -----------
  Net increase in net assets resulting from operations.......................................................    $   312,335
                                                                                                                 ===========

                See accompanying notes to financial statements.

================================================================================
40

                   Global Bond Fund -- Financial Statements

--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                     Six Months Ended           Year
                                                                                    December 31, 1999           Ended
                                                                                       (Unaudited)          June 30, 1999
                                                                                    -----------------     -----------------
OPERATIONS:
 Net investment income............................................................. $       1,916,857     $       5,139,936
 Net realized gain (loss)..........................................................        (3,599,523)            1,499,627
 Change in net unrealized appreciation or depreciation.............................         1,995,001            (6,052,418)
                                                                                    -----------------     -----------------
 Net increase in net assets resulting from operations..............................           312,335               587,145
                                                                                    -----------------     -----------------

DISTRIBUTIONS TO SHAREHOLDERS:
 Distributions from net investment income:
  Brinson Class I..................................................................        (1,118,349)           (5,705,972)
  Brinson Class N..................................................................                --               (13,166)
  UBS Investment Funds Class.......................................................           (43,991)             (180,397)
 Distributions from net realized gain:
  Brinson Class I..................................................................           (82,557)             (925,451)
  Brinson Class N..................................................................                (1)                 (811)
  UBS Investment Funds Class.......................................................            (4,026)              (35,005)
                                                                                    -----------------     -----------------
 Total distributions to shareholders...............................................        (1,248,924)           (6,860,802)
                                                                                    -----------------     -----------------
Capital share transactions:
 Shares sold.......................................................................        10,208,441           115,882,090
 Shares issued on reinvestment of distributions....................................         1,080,310             4,872,310
 Shares redeemed...................................................................       (27,855,393)         (111,795,220)
                                                                                    -----------------     -----------------
 Net increase (decrease) in net assets resulting from capital share transactions...       (16,566,642)            8,959,180
                                                                                    -----------------     -----------------
     TOTAL INCREASE (DECREASE) IN NET ASSETS.......................................       (17,503,231)            2,685,523
                                                                                    -----------------     -----------------

NET assets:
 Beginning of period...............................................................        98,345,732            95,660,209
                                                                                    -----------------     -----------------
 End of period (including accumulated undistributed net investment income of
  $1,916,511 and $1,161,994, respectively)......................................... $      80,842,501     $      98,345,732
                                                                                    =================     =================

                See accompanying notes to financial statements.

================================================================================

                   Global Bond Fund -- Financial Statements

--------------------------------------------------------------------------------

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

                                                     Six Months Ended                                                July 31, 1995*
                                                     December 31, 1999             Year Ended June 30,                  Through
                                                                          ---------------------------------------
UBS Investment Funds Class                               (Unaudited)        1999             1998          1997      June 30, 1996
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period...............       $   9.16        $   9.39         $   9.61      $  10.02        $  10.56
                                                          --------        --------         --------      --------        --------
 Income from investment operations:
   Net investment income...........................           0.19**          0.34**           0.38**        0.62            0.78
   Net realized and unrealized gain (loss).........          (0.19)          (0.07)           (0.18)         0.10            0.15
                                                          --------        --------         --------      --------        --------

     Total income from investment operations.......             --            0.27             0.20          0.72             .93
                                                          --------        --------         --------      --------        --------
 Less distributions:
   Distributions from and in excess of
     net investment income.........................          (0.11)          (0.42)           (0.25)        (0.94)          (1.37)
   Distributions from net realized gain............          (0.01)          (0.08)           (0.17)        (0.19)          (0.10)
                                                          --------        --------         --------      --------        --------
     Total distributions...........................          (0.12)          (0.50)           (0.42)        (1.13)          (1.47)
                                                          --------        --------         --------      --------        --------
Net asset value, end of period.....................       $   9.04        $   9.16         $   9.39      $   9.61        $  10.02
                                                          ========        ========         ========      ========        ========
Total return (non-annualized)......................          (0.07)%          2.58%            2.28%         7.20%           9.17%
Ratios/Supplemental data:
 Net assets, end of period (in 000s)...............       $  3,624        $  4,429         $  4,377      $  4,110        $  3,653
 Ratio of expenses to average net assets:
   Before expense reimbursement and
     earnings credits..............................           1.53%***        1.39%            1.45%         1.81%           2.14%
   After expense reimbursement and
     earnings credits****..........................           1.45%***         N/A             1.39%         1.39%           1.39%
 Ratio of net investment income to average net assets:
   Before expense reimbursement and
     earnings credits..............................           3.67%***        3.56%            3.98%         4.41%           4.49%
   After expense reimbursement and
     earnings credits..............................           3.81%***         N/A             4.04%         4.83%           5.24%
 Portfolio turnover rate...........................             35%            138%             151%          235%            184%

    *  Commencement of UBS Investment Funds Class
   ** The net investment income per share data was determined by using average shares outstanding throughout the year
  ***  Annualized
 **** The ratio of net operating expenses to average net assets for the six months ended December 31, 1999, was 1.39%.
N/A =  Not Applicable

                See accompanying notes to financial statements.

================================================================================
42

             UBS Investment Funds -- Notes To Financial Statements

--------------------------------------------------------------------------------

1.   SIGNIFICANT ACCOUNTING POLICIES
The Brinson Funds (the "Trust") is an open-end, management investment company registered under the Investment Company Act of 1940, as amended, as a series company. The Trust currently offers shares of eleven series: Global Fund, Global Equity Fund, Global Bond Fund, U.S. Balanced Fund, U.S. Equity Fund, U.S. Large Capitalization Equity Fund, U.S. Large Capitalization Growth Fund, U.S. Small Capitalization Growth Fund, U.S. Bond Fund, High Yield Fund and Global (Ex-U.S.) Equity Fund (each a "Fund" and collectively, the "Funds"). Each Fund has three classes of shares outstanding, Brinson Class I, Brinson Class N and UBS Investment Funds Class. There are an unlimited number of shares of each class with par value of $0.001 authorized. Each share represents an identical interest in the investments of the Funds and has the same rights. The financial highlights of the UBS Investment Funds Class are presented separately. The following is a summary of significant accounting policies consistently followed by the Global Fund, Global Equity Fund and Global Bond Fund in the preparation of their financial statements.

A. Investment Valuation: Securities for which market quotations are readily available are valued at the last available sales price on the exchange or market on which they are principally traded, or lacking any sales, at the last available bid price on the exchange or market on which such securities are principally traded. U.S. equity securities traded over-the-counter are priced at the most recent bid price. Securities for which market quotations are not readily available, including restricted securities which are subject to limitations on their sale, are valued at fair value as determined in good faith by or under the direction of the Trust's Board of Trustees. Investments in affiliated investment companies are valued each day based on the closing net asset value of the respective fund. Debt securities are valued at the most recent bid price by using market quotations or independent pricing services. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Forward foreign currency contracts are valued daily using quoted forward exchange rates. Short-term obligations with a maturity of 60 days or less are valued at amortized cost, which approximates market value.

B. Foreign Currency Translation: Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the WM/Reuters closing spot rates as of 4:00 p.m. London time. Purchases and sales of portfolio securities, commitments under forward foreign currency contracts and income receipts are translated at the prevailing exchange rate of the date of each transaction. Realized and unrealized foreign exchange gains or losses on investments are included as a component of net realized and unrealized gain or loss on investments in the statement of operations.

C. Investment Transactions: Investment transactions are accounted for on a trade date basis. Gains and losses on securities sold are determined on an identified cost basis.

D. Investment Income: Interest income, which includes the amortization of premiums and discounts, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as the information becomes available.

E. Federal Income Taxes: It is the policy of the Funds to comply with all requirements of the Internal Revenue Code (the "Code") applicable to regulated investment companies and to distribute substantially all of their taxable income to their shareholders. The Funds have met the requirements of the Code applicable to regulated investment companies for the six months ended December 31, 1999, therefore, no federal income tax provision was required.

F. Distributions to Shareholders: It is the policy of the Funds to distribute their respective net investment income on a semi-annual basis and net capital gains, if any, annually. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for foreign currency transactions. Differences in dividends per share between the classes are due to distribution expenses.

G. Income and Expense Allocation: All income earned and expenses incurred by each Fund will be borne on a pro rata basis by each of the classes, except that the Brinson Class I will not incur any of the distribution expenses of the Brinson Class N nor the UBS Investment Funds Class.

================================================================================

             UBS Investment Funds -- Notes To Financial Statements

--------------------------------------------------------------------------------


H. Use of Estimates: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimates.

I. Earnings Credits: The Funds have entered into an arrangement with their custodian whereby interest earned on uninvested cash balances was used to offset a portion of the Fund's expenses. This amount is reflected in the statement of operations.

2.   INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES
Brinson Partners, Inc. (the "Advisor"), a registered investment advisor, provides the Funds with investment management services. As compensation for these services, each Fund pays the Advisor a monthly fee based on each Fund's respective average daily net assets. The Advisor has agreed to waive its fees and reimburse each Fund to the extent that total annualized operating expenses exceed a specified percentage of each Fund's respective average daily net assets. Investment advisory fees for the six months ended December 31, 1999, were as follows:

                                                                                   UBS Investment
                                    Advisory   Brinson Class I   Brinson Class N    Funds Class       Advisory       Fees
                                       Fee       Expense Cap       Expense Cap      Expense Cap         Fees       Deferred
                                    --------   ---------------   ---------------   --------------     --------     --------
Global Fund......................       0.80%         1.10%             1.35%           1.75%        $1,641,535     $    --
Global Equity Fund...............       0.80          1.00              1.25            1.76            335,604      18,447
Global Bond Fund.................       0.75          0.90              1.15            1.39            339,912      38,065

Certain officers of the Funds are also officers and directors of the Advisor. All officers serve without direct compensation from the Funds. Trustees' fees paid to unaffiliated trustees for the six months ended December 31, 1999 were $4,268, $2,230 and $2,208 for the Global Fund, Global Equity Fund and Global Bond Fund, respectively.

The Global Fund invests in shares of certain affiliated investment companies also sponsored by the Advisor. These investments represented 21.15% of the Fund's total net assets at December 31, 1999. Activity for the six months ended December 31, 1999 was as follows:

                                                                              Net         Change in
                                                             Sales         Realized     Net Unrealized    Interest
Affiliates                                  Purchases       Proceeds      Gain/(Loss)    Gain/(Loss)       Income         Value
----------                               ------------    ------------    ------------   --------------   ----------   -------------
Brinson Post-Venture Fund............... $         --    $         --    $       --      $   80,510      $       --    $  7,740,955
Brinson High Yield Fund.................           --       6,000,000     1,029,066        (749,294)             --       8,501,106
Brinson Emerging Markets Equity Fund....           --       2,728,450      (620,659)      4,132,636              --      18,326,811
Brinson Emerging Markets Debt Fund......           --       4,000,000       769,030       2,514,137              --      23,996,711
Brinson Supplementary Trust U.S. Cash
 Management Prime Fund..................  214,667,924     234,755,971            --              --         300,209      12,006,635

The Global Equity Fund and Global Bond Fund also invest in shares of the Brinson Supplementary Trust U.S. Cash Management Prime Fund ("Supplementary Trust"). The Supplementary Trust is managed by the Advisor and is offered as a cash management option to mutual funds and other accounts managed by the Advisor. The Supplementary Trust charges no management fees. Distributions received from the Supplementary Trust are reflected as interest income in the statement of operations. Amounts relating to those investments at the six months ended December 31, 1999 were as follows:

                                                                         % of
                                           Sales     Interest             Net
Affiliates                  Purchases    Proceeds     Income     Value   Assets
----------                 ----------   -----------  --------  -------- -------
Global Equity Fund.....    $15,177,471  $15,788,120  $ 24,988  $411,539   0.49%
Global Bond Fund.......     20,533,527   26,203,701    45,065   469,060   0.58

================================================================================
44

            UBS Investment Funds -- Notes To Financial Statements

--------------------------------------------------------------------------------

3.   INVESTMENT TRANSACTIONS
Investment transactions for the six months ended December 31, 1999, excluding short-term investments, were as follows:

                                                                Proceeds
                                             Purchases         From Sales
                                            ------------      ------------
Global Fund...........................      $142,746,662      $283,169,079
Global Equity Fund....................        47,047,973        56,616,119
Global Bond Fund......................        31,227,121        62,903,677

4.   FORWARD FOREIGN CURRENCY CONTRACTS
The Funds may engage in portfolio hedging with respect to changes in currency exchange rates by entering into forward foreign currency contracts to purchase or sell currencies. Forward foreign currency contracts are also used to achieve currency allocation strategies. A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Risks associated with such contracts include movement in the value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform. The unrealized gain, if any, represents the credit risk to each Fund on a forward foreign currency contract. Fluctuations in the value of forward foreign currency contracts are recorded daily as net unrealized gains or losses. The Funds realize a gain or loss upon settlement of the contracts. The statement of operations reflects net realized and net unrealized gains and losses on these contracts. The counterparty to all forward foreign currency contracts at and for the six months ended December 31, 1999, was an affiliate of the Funds' custodian.

5.   FUTURES CONTRACTS
The Funds may purchase or sell exchange-traded futures contracts, which are contracts that obligate the Funds to make or take delivery of a financial instrument or the cash value of a securities index at a specified future date at a specified price. The Funds enter into such contracts to hedge a portion of their portfolio. Risks of entering into futures contracts include the possibility that there may be an illiquid market or that a change in the value of the contract may not correlate with changes in the value of the underlying securities. Upon entering into a futures contract, the Funds are required to deposit either cash or securities (initial margin). Subsequent payments (variation margin) are made or received by the Funds, generally on a daily basis. The variation margin payments are equal to the daily changes in the contract value and are recorded as net unrealized gains or losses. The Funds recognize a realized gain or loss when the contract is closed or expires. The statement of operations reflects net realized and net unrealized gains and losses on these contracts.

6.   SECURITY LENDING
The Global Fund loaned securities to certain brokers, with the Fund's custodian acting as the Fund's lending agent. The Fund earned negotiated lenders' fees, which are included in interest income in the statement of operations. The Fund monitors the market value of securities loaned on a daily basis and initially requires collateral against the loaned securities in an amount at least equal to 102% of the value of domestic securities loaned and 105% of the value of non-U.S. securities loaned. The cash collateral received is invested in interest-bearing securities and is included in the schedule of investments. The value of loaned securities and related collateral outstanding at December 31, 1999 were as follows:

                                     Value of Loaned      Cash Collateral
                                        Securities           Received
                                     ---------------      ---------------
Global Fund .......................     $56,204,165          $57,479,350
                                     ===============      ===============

7.   DISTRIBUTION PLANS
The Trust has adopted distribution plans (the "Plans") pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, for the Brinson Class N and the UBS Investment Funds Class. Each Plan governs payments made for the expenses incurred in the promotion and distribution of the Brinson Class N and the UBS Investment Funds Class. Annual fees under the Brinson Class N Plan shall not exceed 0.25% of the average daily net assets of the Brinson Class N of each of the Funds. Annual fees under the UBS Investment Funds Plan, which include a 0.25% service fee, total 0.65%, 0.76% and 0.49% of the average daily net assets of the UBS Investment Funds Class of the Global Fund, Global Equity Fund and Global Bond Fund, respectively.

8.   LINE OF CREDIT
The Trust has entered into an agreement with Chase Manhattan Bank to provide a 364-day $100 million committed line of credit to the Funds. Borrowings will be made for temporary purposes. Interest on amounts borrowed is calculated based on the Federal Funds Rate


================================================================================

             UBS Investment Funds -- Notes To Financial Statements

--------------------------------------------------------------------------------

plus 0.50%. The Funds pay an annual commitment fee of 0.08% of the average daily unutilized balance of the line of credit. During the six months ended December 31, 1999, the Global Fund and Global Bond Fund had total borrowings of $9,500,000 and $31,000,000 outstanding for two days and six days under the agreement, respectively. The Global Equity Fund had no borrowings under the agreement.

9.   CAPITAL TRANSACTIONS

Capital stock transactions were as follows:

                                                           Global Fund
                                        --------------------------------------------------
                                            Six Months Ended            Year Ended
                                            December 31, 1999          June 30, 1999
                                        ------------------------  ------------------------
                                          Shares       Value        Shares       Value
                                        ----------  ------------  ----------  ------------
Sales:
 Brinson Class I....................    13,313,712  $154,829,980  33,634,272  $404,497,836
 Brinson Class N....................         5,699        67,133      31,878       401,372
 UBS Investment Funds Class.........        26,354       307,397     469,115     5,622,287
                                        ----------  ------------  ----------  ------------
  Total Sales.......................    13,345,765  $155,204,510  34,135,265  $410,521,495
                                        ==========  ============  ==========  ============

Dividend Reinvestment:
 Brinson Class I....................     1,590,665  $ 17,592,753   3,914,936  $ 45,438,730
 Brinson Class N....................         6,165        68,059      12,826       148,599
 UBS Investment Funds Class.........        78,388       863,834     201,293     2,326,850
                                        ----------  ------------  ----------  ------------
  Total Dividend Reinvestment.......     1,675,218  $ 18,524,646   4,129,055  $ 47,914,179
                                        ==========  ============  ==========  ============

Redemptions:
 Brinson Class I....................    25,452,650  $297,617,004  50,809,625  $617,784,220
 Brinson Class N....................        23,828       280,466       4,388        53,226
 UBS Investment Funds Class.........       670,655     7,672,100   1,220,493    14,718,874
                                        ----------  ------------  ----------  ------------
  Total Redemptions.................    26,147,133  $305,569,570  52,034,506  $632,556,320
                                        ==========  ============  ==========  ============

                                                       Global Equity Fund
                                        --------------------------------------------------
                                            Six Months Ended            Year Ended
                                            December 31, 1999          June 30, 1999
                                        ------------------------  ------------------------
                                          Shares       Value        Shares       Value
                                        ----------  ------------  ----------  ------------
Sales:
 Brinson Class I....................       415,195  $  5,374,301   2,413,314  $ 30,206,170
 Brinson Class N....................            --            --      15,911       200,000
 UBS Investment Funds Class.........       169,249     2,203,217     352,164     4,402,461
                                        ----------  ------------  ----------  ------------
  Total Sales.......................       584,444  $  7,577,518   2,781,389  $ 34,808,631
                                        ==========  ============  ==========  ============

Dividend Reinvestment:
 Brinson Class I....................       257,009  $  3,143,195      54,126  $    661,376
 Brinson Class N....................         1,707        20,844         426         5,130
 UBS Investment Funds Class.........       268,571     3,281,812      66,261       795,940
                                        ----------  ------------  ----------  ------------
  Total Dividend Reinvestment.......       527,287  $  6,445,851     120,813  $  1,462,446
                                        ==========  ============  ==========  ============

Redemptions:
 Brinson Class I....................       626,264  $  8,104,601   1,142,595  $ 14,484,716
 Brinson Class N....................            --            --          --            --
 UBS Investment Funds Class.........       432,319     5,544,183   1,860,700    22,842,212
                                        ----------  ------------  ----------  ------------
  Total Redemptions.................     1,058,583  $ 13,648,784   3,003,295  $ 37,326,928
                                        ==========  ============  ==========  ============

================================================================================
46

             UBS Investment Funds -- Notes To Financial Statements

--------------------------------------------------------------------------------

                                                          Global Bond Fund
                                        --------------------------------------------------
                                            Six Months Ended            Year Ended
                                            December 31, 1999          June 30, 1999
                                        ------------------------  ------------------------
                                          Shares       Value        Shares       Value
                                        ----------  ------------  ----------  ------------
Sales:
 Brinson Class I....................     1,096,853  $ 10,137,515  11,338,295  $110,539,879
 Brinson Class N....................           129         1,195     117,021     1,120,104
 UBS Investment Funds Class.........         7,546        69,731     432,357     4,222,107
                                        ----------  ------------  ----------  ------------
  Total Sales.......................     1,104,528  $ 10,208,441  11,887,673  $115,882,090
                                        ==========  ============  ==========  ============

Dividend Reinvestment:
 Brinson Class I....................       113,380  $  1,041,959     484,490  $  4,679,150
 Brinson Class N....................            --             1         579         5,581
 UBS Investment Funds Class.........         4,178        38,350      19,366       187,579
                                        ----------  ------------  ----------  ------------
  Total Dividend Reinvestment.......       117,558  $  1,080,310     504,435  $  4,872,310
                                        ==========  ============  ==========  ============

Redemptions:
 Brinson Class I....................     2,795,101  $ 25,880,953  11,403,020  $107,591,860
 Brinson Class N....................       118,466     1,105,323          90           871
 UBS Investment Funds Class.........        94,125       869,117     434,492     4,202,489
                                        ----------  ------------  ----------  ------------
  Total Redemptions.................     3,007,692  $ 27,855,393  11,837,602  $111,795,220
                                        ==========  ============  ==========  ============

================================================================================

                                Distributed by:
                            Funds Distributor, Inc.
                                60 State Street
                               Boston, MA 02109

This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective Prospectus which includes details regarding the Funds' objectives, policies, expenses and other information.

[UBS LOGO APPEARS HERE]


P.O. Box 2798, Boston, Massachusetts 02208-2798 . Tel: (800) 794-7753

                          [LOGO] UBS
                                 Investment Funds



                         Global (Ex-U.S.) Equity Fund

                              Semi-Annual Report

                               December 31, 1999

Trustees and Officers


[LOGO] UBS
       Investment Funds


Trustees

Walter E. Auch

Frank K. Reilly, CFA

Edward M. Roob

Frank K. Reilly, CFA
Chairman of the Board

E. Thomas McFarlan
President

Thomas J. Digenan, CFA, CPA
Vice President

Debra L. Nichols
Vice President

Carolyn M. Burke, CPA
Secretary and Treasurer

David E. Floyd, CPA
Assistant Secretary

Mark F. Kemper
Assistant Secretary

The Fund's Advisor -- Brinson Partners, Inc.

[LOGO] UBS
       Investment Funds

Since the founding of our organization nearly twenty years ago, we have focused our collective energy on two goals: creating meaningful value-added investment performance; and providing our clients with individualized client relationships of the highest quality.

Now, in 2000, more than 1,200 employees located in 11 countries around the world continue to deliver investment strategies that meet our clients' needs. With an unrelenting focus on our goals, we have grown into one of the world's premier investment management organizations, and a recognized leader in our industry. In North America, we make our investment capabilities available to institutions and individual investors through the Brinson Family of Funds. The Brinson Funds are no-load, institutionally priced mutual funds that provide investors convenient access to our global investment expertise and capabilities.

Within a framework of integrated capital markets, we select portfolio investments by focusing on long-term investment fundamentals. Investment performance for our clients is maximized within and across asset classes through a comprehensive understanding of global investment markets and their interrelationships. We apply a systematic, disciplined approach to valuing investments and combine the seasoned judgement of our global investment teams to construct optimal portfolios--balancing considerations for both risk and return.

Brinson Partners, Inc. is a member of the UBS Asset Management, the institutional asset management division of UBS AG.

Table of Contents


[LOGO] UBS
       Investment Funds


Shareholder Letter................................  4

Global Economic and Market Highlights.............  5

Global (Ex-U.S.) Equity Fund......................  6

Schedule of Investments...........................  9

Financial Statements.............................. 13

Financial Highlights.............................. 16

Notes to Financial Statements..................... 17

Shareholder Letter

[LOGO] UBS
       Investment Funds

January 27, 2000

Dear Shareholder:

We are pleased to present the semi-annual report for the UBS Investment Funds for the six-months ended December 31, 1999. This report provides a discussion on the current U.S. and International Economic outlook. We will also provide our current portfolio strategies and performance updates for our international mutual fund.

The decade of the 1990s ended with a particularly challenging year. We continued to apply our proven value-based investment process across all of our portfolios, but our investment results varied substantially. In some areas, such as fixed income, our performance was excellent relative to both the market and our peers. In other areas, most notably multi-asset and equity portfolios, results were disappointing.

Throughout 1999, our asset allocation strategies continued to focus on reducing exposure to the risks presented by equity prices that have been driven far above even optimistic estimates of underlying value. While the risk hedge in balanced portfolios had little net effect on performance through most of the year, the surge in equity prices late in the year hampered the returns relative to the benchmarks.

The broad array of our equity portfolios, with the exception of the growth portfolios, significantly lagged their benchmarks in 1999. Some degree of underperformance was unavoidable as the U.S. market was increasingly driven by momentum, which in turn focused more tightly on narrow technology and e-commerce stocks. In such a market, the fundamental price/value discrepancies that are the core of our investment process are effectively ignored in the market. In addition, our stock selection was uncharacteristically weak and a meaningful source of the underperformance of our U.S. and Global Equity portfolios.

In fixed income our U.S. Bond and High Yield portfolios outpaced the market and ranked highly in their respective universes of active managers. However, outside the U.S., our Global Bond portfolio generally underperformed, due almost entirely to strength in both the Japanese bond market and the yen, where we are underweighted.

Our fundamental assessments across markets have been both accurate and perceptive, but momentum rather than the reality of fundamental value has continued to drive equity markets, particularly in the U.S. We have seen this phenomenon historically and it has always proven to be a sign of danger, that ultimately ends badly for the market in general and the momentum players in particular. Over time, these styles ebb and flow but momentum driven approaches have no lasting link to underlying fundamentals and always fail to deliver when viewed over meaningful horizons. It is these concerns which underlie our current asset allocation and equity portfolio strategies.

2000 will be a challenging year, but we are confident that remaining true to our investment disciplines will in the long run accrue to our shareholders' benefit. As always, we welcome your thoughts and comments, and appreciate your continued trust and the confidence you have placed in the UBS Investment Funds.

Sincerely,

/s/ Hanspeter A. Walder        /s/ Raymond Simon
Hanspeter A. Walder            Raymond Simon
Executive Director             Managing Director
Private Banking                Private Banking

Global Economic and Market Highlights


[LOGO] UBS
       Investment Funds

As the negative effects of the Asian crisis gradually wane and domestic demand continues to remain robust, the expansion in Euroland gains speed. In late December 1999, the German government announced cuts in corporate and personal tax rates, and initiated cross-party talks about reforms of the country's burdened pension system. So far, however, neither the ruling coalition parties nor the opposition has managed to communicate its position in the pension debate in a transparent way, as the political system is being absorbed by allegations of funding fraud against the Christian democrats. As in the United States, pan-European inflation has accelerated in the wake of surging energy prices, whereas inflation excluding food and energy has moved sideways. While headline inflation figures will be heavily impacted by energy prices, core inflation is unlikely to accelerate much, given economy-wide over-capacities and disinflationary forces arising from continued deregulation of utility and telecom sectors.

In Japan, real GDP declined in the third quarter of 1999, largely as a result of a phasing out of public spending programs, weak private capital expenditures and stagnating consumer spending. A sustainable recovery will hinge on healthy gains in private demand. Should the trend in economic growth continue to be disappointing, the government may adopt additional stimulative fiscal measures. The Bank of Japan has sterilized, and will probably continue to sterilize, expansionary foreign exchange market operations. Hopes that meaningful quantitative easing steps are around the corner remain premature.

Global (Ex-U.S.) Equity Environment

                                          6 months   1 year   3 years   7/31/95*
Major Markets                               ended     ended     ended      to
Total Return in U.S. Dollar Hedged Terms  12/31/99  12/31/99  12/31/99  12/31/99
--------------------------------------------------------------------------------
MSCI World Ex USA (Free) Index             19.89%    36.98%    21.89%    20.82%
Europe Ex U.K.                             28.38     40.04     37.84     32.80
U.K.                                        7.16     15.34     18.33     17.46
Canada                                     27.60     45.99     21.46     21.81
Japan                                      16.37     54.31     10.18     11.73
Asia Ex Japan                              20.68     61.12     -1.29      4.47
--------------------------------------------------------------------------------

                                          6 months   1 year   3 years   7/31/95*
Major Currencies                            ended     ended     ended      to
Percent Change Relative to U.S. Dollars   12/31/99  12/31/99  12/31/99  12/31/99
--------------------------------------------------------------------------------
Yen                                        18.26%    10.20%     4.28%    -3.35%
Pound                                       2.25     -3.13     -1.98      0.16
Euro**                                     -2.80    -14.64     -7.56     -7.09
Canadian Dollar                             1.98      5.84     -1.89     -1.74
--------------------------------------------------------------------------------

*Performance inception date of the UBS Investment Fund -- Global (Ex-U.S.)
 Equity

**Deutschemark prior to 1/1/99

All total returns in excess of 1 year are average annualized total returns

Global (Ex-U.S.) Equity Fund


[LOGO] UBS
       Investment Funds

The UBS Investment Fund -- Global (Ex-U.S.) Equity has provided an annualized return of 12.88% since its inception on July 31, 1995. Over the same period, its benchmark, the MSCI World Ex USA (Free) Index, has produced a return of 12.68%. The Fund's performance was achieved with a volatility or risk of 12.91%, considerably below the 14.26% volatility of the benchmark. For the full year period, the Fund increased 18.15%, lagging the index's unhedged return of 27.77%. Most regions experienced strong performance in dollar-hedged terms, led by Asia (Ex-Japan), Japan and Europe (Ex-U.K.). The Fund benefited from our mid-year decision to increase Japan to neutral and then to an overweight, as well as from European market allocation. However, returns were hurt by the overweight to Australia and underweight to Asia (Ex-Japan). Currency management reduced returns, due to the underweight of the yen and overweight of the euro, but holding an overweight position in the strong-performing Australian dollar helped the Fund's performance.

Earlier in the year, traditional value stocks, encompassing such sectors as transportation, materials, basic industry and other economically sensitive areas, regained favor in Europe. At that time, our overweight in these sectors gave a lift to relative performance. By mid-year, however, investor sentiment changed sharply, as investors began to shun value stocks in order to flock to large capitalization, growth and momentum industries and stocks. Following in the footsteps of the U.S. market, investors in Japan, Southeast Asia, Australia, Europe and the U.K. rushed to stocks engaged in information technology, telecommunications and Internet-related businesses. By year-end, stocks with a growth tilt had significantly overtaken value on a global basis. In our view, many of these stocks have risen to levels that far exceed underlying value. Consequently, stock selection in our U.K. and European portfolios, which are underweight these securities, was hurt. These portfolios are positioned in industries and stocks that command more reasonable valuations and, in our view, offer greater upside potential.

The Pacific (Ex-Japan) region has begun to rebound from last year's currency and banking crises. Japan has exhibited tentative signs of an economic revival, fueled by government spending packages and extremely low interest rates. Consolidation in the banking and financial sectors is easing fears of a financial meltdown, while encouraging signs of restructuring in other businesses have begun to surface. Our Japanese stock holdings are geared toward companies that are actively restructuring.

Global (Ex-U.S.) Equity Fund


[LOGO] UBS
       Investment Funds

Total Return

                                                6 months   1 year   3 years   7/31/95*
                                                  ended     ended    ended       to
                                                12/31/99  12/31/99  12/31/99  12/31/99
--------------------------------------------------------------------------------------
UBS Investment Fund -- Global (Ex-U.S.) Equity   15.83%    18.15%    12.07%    12.88%
--------------------------------------------------------------------------------------
MSCI World Ex USA (Free) Index                   22.45     27.77     15.67     12.68
--------------------------------------------------------------------------------------

* Performance inception date of the UBS Investment Fund -- Global (Ex-U.S.)
  Equity

Performance is net of withholding taxes on dividends.

Total return includes reinvestment of all capital gain and income distributions.

All total returns in excess of 1 year are average annualized returns


Illustration of an Assumed Investment of $10,000

This chart shows the growth in the value of an investment in the UBS Investment Fund -- Global (Ex-U.S.) Equity and the MSCI World Ex USA (Free) Index if you had invested $10,000 on July 31, 1995, and had reinvested all your income dividends and capital gain distributions through December 31, 1999. No adjustment has been made for any income taxes payable by shareholders on income dividends and capital gain distributions. Past performance is no guarantee of future results. Share price and return will vary with market conditions; investors may realize a gain or loss upon redemption.

UBS Investment Fund -- Global (Ex-U.S.) Equity vs. MSCI World Ex USA (Free) Index
Wealth Value with Dividends Reinvested

[GRAPH APPEARS HERE]

               UBS Investment Fund --    MSCI World Ex USA
               Global (Ex-U.S.) Equity     (Free) Index
               -----------------------   -----------------
12/31/95              $10,858                 $10,220
12/31/96              $12,140                 $10,947
12/31/97              $12,750                 $11,174
12/31/98              $14,463                 $13,259
12/31/99              $17,075                 $16,941

Fund returns are net of all fees and costs, while the Index returns are based solely on market returns without deduction for fees or transaction costs for rebalancing.

Global (Ex-U.S.) Equity Fund


[LOGO] UBS
       Investment Funds

Industry Diversification

As a Percent of Net Assets
As of December 31, 1999 (Unaudited)
------------------------------------------------
GLOBAL (EX-U.S.) EQUITIES
Aerospace & Military...................    0.70%
Airlines...............................    0.65
Appliances & Households................    3.81
Autos/Durables.........................    2.89
Banking................................   11.30
Beverages & Tobacco....................    2.24
Broadcasting & Publishing..............    3.55
Building Materials.....................    0.72
Business & Public Service..............    5.05
Chemicals..............................    2.84
Construction...........................    0.36
Data Processing........................    2.96
Electric Components....................    4.12
Electronics............................    7.16
Energy.................................    3.94
Financial Services.....................    4.10
Food & House Products..................    2.95
Forest Products........................    1.13
Health & Personal Care.................    5.95
Industrial Components..................    1.64
Insurance..............................    5.19
Leisure & Tourism......................    0.24
Machinery & Engineering................    0.22
Merchandising..........................    3.10
Metals--Steel..........................    0.42
Multi-Industry.........................    1.05
Non-Ferrous Metals.....................    1.24
Real Estate............................    0.91
Recreation.............................    0.82
Telecommunications.....................   13.61
Transportation.........................    1.51
Utilities..............................    3.85
Wholesale & International Trade........    0.22
                                         ------
     Total Global (Ex-U.S.) Equities...  100.44
CONVERTIBLE BONDS......................    0.03
SHORT-TERM INVESTMENTS.................    0.52
                                         ------
     TOTAL INVESTMENTS.................  100.99
LIABILITIES, LESS CASH
     AND OTHER ASSETS..................   (0.99)
                                         ------
NET ASSETS.............................  100.00%
                                         ======

Market and Currency Strategy

As of December 31, 1999 (Unaudited)

                     Fund              Benchmark
              ------------------  ------------------
               Market   Currency   Market   Currency
              Strategy  Strategy  Strategy  Strategy
----------------------------------------------------
Australia       4.19%     8.19%     2.35%     2.35
Austria         0.11      0.00      0.21      0.00
Belgium         1.12      0.00      0.86      0.00
Canada          2.57      4.17      4.17      4.17
Denmark         0.46      0.75      0.75      0.75
Euro            0.00     44.52      0.00     36.29
Finland         3.35      0.00      2.85      0.00
France          9.89      0.00      9.83      0.00
Germany         9.27      0.00     10.04      0.00
Hong Kong       0.54      0.00      2.24      2.24
Ireland         0.00      0.00      0.40      0.00
Italy           3.13      0.00      4.05      0.00
Japan          31.29     18.29     26.29     26.29
Netherlands     4.61      0.00      5.02      0.00
New Zealand     0.31      0.31      0.15      0.15
Norway          0.00      0.36      0.36      0.36
Portugal        0.68      0.00      0.44      0.00
Singapore       0.92      1.02      1.02      1.02
Spain           3.09      0.00      2.59      0.00
Sweden          3.28      6.58      2.57      2.57
Switzerland     3.94      5.45      5.45      5.45
U.K.           17.25     10.36     18.36     18.36
----------------------------------------------------
              100.00%   100.00%   100.00%   100.00%

Top Ten Global (Ex-U.S.) Equity Holdings

As of December 31, 1999 (Unaudited)
                                        Percent of
                                        Net Assets
--------------------------------------------------
 1. Sony Corp.                             2.16%
 2. Fujitsu                                2.09
 3. Nippon Telegraph & Telephone Corp.     1.95
 4. Siemens AG                             1.66
 5. France Telecom S.A.                    1.50
 6. Nokia Oyj                              1.48
 7. Ericsson, B Shares                     1.42
 8. ING Groep NV                           1.38
 9. Fanuc                                  1.36
10. British Telecommunications PLC         1.26

Global (Ex-U.S.) Equity Fund -- Schedule of Investments


December 31, 1999 (Unaudited)

                                           Shares      Value
                                          --------  -----------
Global (Ex-U.S.) Equities -- 100.44%
Australia -- 4.16%
Amcor Ltd................................   89,740  $   418,950
Amp Ltd..................................  100,900    1,111,265
Boral Ltd................................  285,000      440,149
Brambles Industries Ltd..................   26,140      720,555
Broken Hill Proprietary Co., Ltd.........  145,720    1,907,275
CSR Ltd..................................  252,190      610,622
Lend Lease Corp., Ltd....................   84,196    1,175,786
National Australia Bank Ltd..............  161,648    2,464,727
News Corp., Ltd..........................  261,488    2,530,827
News Corp., Ltd., Preferred..............   96,879      827,337
Qantas Airways Ltd.......................  124,238      308,945
QBE Insurance Group Ltd..................  174,980      812,998
Rio Tinto Ltd............................   67,260    1,440,211
Santos Ltd...............................  208,461      566,129
Telstra Corp., Ltd.......................  631,110    3,419,621
Westpac Banking Corp., Ltd...............  303,941    2,089,828
WMC Ltd..................................   85,970      472,573
Woolworth's Ltd..........................  218,560      749,453
                                                    -----------
                                                     22,067,251
                                                    -----------

Austria -- 0.11%
Austria Tabakwerke AG....................   11,600      558,134
                                                    -----------

Belgium -- 1.15%
Electrabel S.A...........................    5,310    1,729,885
Fortis (B)...............................  114,367    4,106,440
KBC Bancassurance Holding................    4,410      236,500
                                                    -----------
                                                      6,072,825
                                                    -----------

Canada -- 1.92%
Agrium, Inc..............................   71,280      550,083
Alcan Aluminum Ltd.......................   24,040      983,929
Bank of Montreal.........................   14,710      499,692
Canadian National Railway Co.............   32,880      865,442
Canadian Pacific Ltd.....................   44,214      945,941
Corus Entertainment Inc..................    8,326      169,239
Hudson's Bay Co..........................   64,320      762,285
Imasco Ltd...............................   23,900      657,896
Imperial Oil Ltd.........................   21,460      458,389
Magna International, Inc., Class A.......   14,060      595,804
Newbridge Networks Corp. (b).............   31,510      706,712
NOVA Chemicals Corp......................   27,121      527,919
Potash Corporation of Saskatchewan, Inc..    8,860      421,236
Royal Bank of Canada.....................   23,420    1,024,716
Shaw Communications, Inc., Class B.......   19,980      655,996
TransCanada Pipelines Ltd................   18,876      162,578
Westcoast Energy, Inc....................   13,220      210,875
                                                    -----------
                                                     10,198,732
                                                    -----------

Denmark -- 0.48%
Tele Danmark A/S.........................   34,710    2,566,644
                                                    -----------

Finland -- 3.16%
Merita Ltd., Class A.....................  350,334    2,054,364
Nokia Oyj................................   43,489    7,846,774
Sampo Insurance Co., Ltd., Series A......   94,154    3,274,971
UPM-Kymmene Corp.........................   89,016    3,569,170
                                                    -----------
                                                     16,745,279
                                                    -----------

France -- 9.72%
Air France (b)...........................   89,252    1,699,851
Air Liquide..............................   23,423    3,902,229
Alcatel..................................   10,160    2,322,030
Axa......................................   13,200    1,831,257
Banque Nationale de Paris................   69,648    6,395,041
Carrefour S.A............................   13,001    2,386,186
Cie de Saint Gobain......................   14,848    2,778,763
CSF Thomson..............................   89,814    2,952,056
France Telecom S.A.......................   60,419    7,952,020
Groupe Danone............................   10,572    2,479,775
Michelin, Class B........................   26,793    1,047,430
Rhone-Poulenc, Class A...................   55,005    3,181,392
Schneider S.A............................   26,479    2,068,983
Societe Generale.........................   16,407    3,799,097
Total Fina S.A., Class B.................   33,219    4,412,062
Vivendi..................................   25,445    2,286,609
                                                    -----------
                                                     51,494,781
                                                    -----------

Germany -- 9.09%
Allianz AG...............................   12,638    4,224,870
Bayer AG.................................  127,756    6,044,530
Bayerische Motoren Werke AG..............   60,350    1,842,060
Continental AG...........................   84,370    1,687,214
DaimlerChrysler AG.......................   43,183    3,372,015
Deutsche Bank AG.........................   47,611    4,011,292
Deutsche Telekom AG......................   60,380    4,227,647
Dresdner Bank AG.........................   46,450    2,509,653
Mannesmann AG............................   22,330    5,380,993
SAP AG...................................    3,680    1,800,142
Siemens AG...............................   68,910    8,772,536
Veba AG..................................   86,078    4,184,785
Volkswagen AG............................    1,800      101,041
                                                    -----------
                                                     48,158,778
                                                    -----------

Hong Kong -- 0.20%
Henderson Land Development Co., Ltd......  165,000    1,059,175
                                                    -----------

Italy -- 3.00%
Assicurazioni Generali...................   72,446    2,381,922
Beni Stabili Spa.........................  222,610       78,100
ENI Spa..................................  589,000    3,223,645
ENI Spa ADR..............................   10,650      587,081
La Rinascente Spa........................  198,140    1,265,176
San Paolo-imi, Spa.......................  194,610    2,631,578
Telecom Italia Mobile Spa................  312,000    3,468,369
Telecom Italia Spa.......................  161,000    2,259,400
                                                    -----------
                                                     15,895,271
                                                    -----------

Japan -- 32.62%
Acom Co., Ltd............................   27,200    2,660,075
Asahi Bank Ltd...........................  231,000    1,421,816
Bank of Tokyo-Mitsubushi Ltd.............  238,000    3,311,143
Benesse Corporation......................    8,700    2,090,958
Bridgestone Corp.........................   74,000    1,626,691
Canon, Inc...............................  117,000    4,640,907
Dai Nippon Printing Co., Ltd.............   81,000    1,289,922
Dai-Ichi Kangyo Bank Ltd.................  141,000    1,315,568
Daiichi Pharmaceutical Co., Ltd..........   70,000      908,896
Daikin Industries Ltd....................   86,000    1,167,896
Denso Corp...............................   64,000    1,525,671

Global (Ex-U.S.) Equity Fund -- Schedule of Investments


December 31, 1999 (Unaudited)

                                           Shares      Value
                                          --------  ------------
Japan -- continued
East Japan Railway Co...................       413  $  2,223,272
Fanuc...................................    56,700     7,206,946
Fuji Bank Ltd...........................   109,000     1,057,467
Fujitsu.................................   243,000    11,063,260
Honda Motor Co..........................   102,000     3,786,820
Hoya Corp...............................    32,000     2,516,731
Ito Yokado Co., Ltd.....................    25,000     2,711,152
Kamigumi Co. Ltd........................   213,000       894,827
Kaneka Corp.............................    21,000       268,155
Kao Corp................................    88,000     2,506,180
Kirin Brewery Co., Ltd..................   157,000     1,648,918
Kokuyo..................................    44,000       584,632
Kuraray Co., Ltd........................   168,000     1,698,793
Matsushita Electric Industrial Co.......   165,000     4,562,063
Mitsubishi Corp.........................   150,000     1,156,270
Mitsubishi Estate Co., Ltd..............   262,000     2,552,040
Murata Manufacturing Co., Inc...........    13,000     3,048,215
NEC Corp................................   204,000     4,853,109
NGK Insulators..........................   150,000     1,112,305
Nintendo Corp., Ltd.....................    26,300     4,362,992
Nippon Steel Co.........................   963,000     2,248,615
Nippon Telegraph & Telephone Corp.......       603    10,309,706
Nissin Food Products Co.................    46,300     1,087,895
Nomura Securities Co., Ltd..............   242,000     4,362,171
NTT Mobile Communications...............       121     4,645,889
Obayashi Corp...........................   230,000     1,085,340
Orix Corporation........................    26,500     5,959,943
Osaka Gas Co............................   632,000     1,518,949
Rohm Co.................................     6,000     2,462,019
Sankyo Co., Ltd.........................   104,000     2,133,750
Santen Pharmaceutical Co., Ltd..........    54,000       888,965
Secom Co., Ltd..........................    51,000     5,605,491
Sekisui House Ltd.......................    96,000       848,811
Seven-Eleven Japan Co., Ltd.............    19,000     3,007,181
Softbank Corp...........................     3,900     3,726,442
Sony Corp...............................    38,700    11,456,304
Sumitomo Bank...........................   165,000     2,255,239
Sumitomo Chemical Co....................   351,000     1,646,036
Sumitomo Electric Industries............    96,000     1,107,674
Taiheiyo Cement Corp....................       600         1,143
Takeda Chemical Industries..............    86,000     4,243,076
Takefuji Corp...........................    11,300     1,412,017
TDK Corp................................    30,000     4,135,607
Tokio Marine & Fire Insurance Co........   128,000     1,494,407
Tokyo Electric Power....................    57,200     1,531,220
Tokyo Electron Ltd......................    18,000     2,462,019
Toyota Motor Corp.......................   128,000     6,190,220
Yamato Transport Co., Ltd...............    85,000     3,288,555
                                                     -----------
                                                     172,888,374
                                                     -----------

Netherlands -- 4.89%
ABN AMRO Holdings NV....................   100,579     2,500,335
Elsevier NV.............................   263,090     3,127,723
ING Groep NV............................   121,722     7,313,496
Koninklijke KPN NV......................    61,722     5,995,190
Royal Dutch Petroleum Co................    51,220     3,124,204
TNT Post Group NV.......................    66,040     1,883,339
Unilever NV.............................    35,903     1,973,637
                                                     -----------
                                                      25,917,924
                                                     -----------

New Zealand -- 0.36%
Auckland International Airport Ltd......   150,310       227,321
Carter Holt Harvey Ltd..................   239,240       311,908
Fletcher Challenge Paper................   343,600       240,111
Lion Nathan Ltd.........................   175,270       406,744
Telecom Corp. of New Zealand Ltd........   156,290       733,545
                                                     -----------
                                                       1,919,629
                                                     -----------

Norway -- 0.27%
Norske Skogindustrier ASA...............    27,490     1,429,704
                                                     -----------

Portugal -- 0.67%
EDP Electricidade de Portugal S.A.......    96,837     1,682,206
Portugal Telecom........................   170,300     1,859,010
                                                     -----------
                                                       3,541,216
                                                     -----------

Singapore -- 0.93%
Singapore Press Holdings Ltd............   129,975     2,816,385
United Overseas Bank Ltd. (Frgn.).......   236,360     2,085,529
                                                     -----------
                                                       4,901,914
                                                     -----------

Spain -- 3.17%
Banco Popular Espanol S.A...............    51,692     3,355,075
Banco Santander Central Hispano, S.A....   275,710     3,106,405
Endesa S.A..............................    88,995     1,758,294
Tabacalera S.A..........................   273,008     3,886,001
Telefonica S.A. (b).....................   188,477     4,685,428
                                                     -----------
                                                      16,791,203
                                                     -----------

Sweden -- 3.26%
Electrolux AB, B Shares.................   166,670     4,175,041
Ericsson, B Shares......................   117,490     7,522,771
Investor AB, B Shares...................   158,130     2,221,187
Nordbanken Holding AB...................   207,940     1,217,020
Swedish Match AB........................   617,820     2,147,870
                                                     -----------
                                                      17,283,889
                                                     -----------

Switzerland -- 3.90%
Adecco S.A..............................     2,957     2,290,673
Nestle S.A. (Reg.)......................     2,345     4,273,358
Novartis AG (Reg.)......................     3,624     5,293,254
Roche Holding AG (Gen.).................       460     5,431,374
Swisscom AG (Reg.)......................     8,386     3,373,889
                                                     -----------
                                                      20,662,548
                                                     -----------

United Kingdom -- 17.38%
Allied Zurich PLC.......................   173,348     2,038,123
AstraZeneca Group PLC...................    55,422     2,293,842
Barclays PLC............................    87,244     2,505,702
BP Amoco PLC............................   635,108     6,371,962
British Aerospace PLC...................   111,502       736,805
British Airways PLC.....................   224,518     1,461,904
British Telecommunications PLC..........   273,287     6,664,140
Charter PLC.............................   406,151     1,734,681
Diageo PLC..............................   400,290     3,212,849
FKI PLC.................................   989,328     3,826,817
Glaxo Wellcome PLC......................   179,998     5,076,822
Greenalls Group PLC.....................   261,946     1,245,432
House of Fraser PLC.....................   496,141       607,722
HSBC Holdings PLC.......................   170,000     2,364,536
Lloyds TSB Group PLC....................   453,067     5,655,488
Marconi PLC.............................   260,038     4,591,297
Marks & Spencer PLC.....................   431,185     2,048,348

Global (ex-U.S.) Equity Fund -- Schedule of Investments


December 31, 1999 (Unaudited)

                                             Shares      Value
                                            --------  ------------
United Kingdom -- continued
National Power PLC.........................  464,673  $  2,684,867
Nycomed Amersham PLC.......................  329,161     2,045,121
Peninsular & Oriental Steam Navigation Co..   98,277     1,636,208
Powergen PLC...............................  270,798     1,942,190
Prudential Corp. PLC.......................  224,436     4,413,047
Reckitt & Colman PLC.......................  146,450     1,370,181
Reed International PLC.....................  379,419     2,834,360
Rio Tinto Ltd..............................  152,015     3,662,805
RJB Mining PLC.............................  398,768       205,663
Royal & Sun Alliance Insurance Group PLC...  238,659     1,813,618
Scottish & Southern Energy PLC.............  376,917     3,002,469
Tesco PLC..................................  947,770     2,875,571
Thames Water PLC...........................  128,560     1,599,592
Trinity Mirror PLC.........................  212,105     2,259,636
Unilever PLC...............................  265,759     1,951,024
United News & Media PLC....................  281,079     3,574,305
Yorkshire Water PLC........................  316,361     1,784,585
                                                      ------------
                                                        92,091,712
                                                      ------------
Total Global (Ex-U.S.) Equities
  (Cost $381,218,232)......................            532,244,983
                                                      ------------

                                              Face
                                             Amount
                                           ---------
Convertible Bonds -- 0.03%
Australia -- 0.03%
Burns, Philp Treasury,
  7.50%, due 08/14/03................AUD   1,228,664       160,808
Burns, Philp & Co., Ltd., Warrants (b)..   1,228,664            --
                                                      ------------
Total Convertible Bonds (Cost $147,071).                   160,808
                                                      ------------

                                             Shares      Value
                                           ---------  ------------
Short-Term Investments -- 0.52%
Investment Companies -- 0.52%
Brinson Supplementary Trust U.S. Cash
  Management Prime Fund
  (Cost $2,771,329)......................  2,771,329  $  2,771,329
                                                      ------------
Total Investments
  (Cost $384,136,632) -- 100.99% (a).....              535,177,120
Liabilities, less cash and
  other assets -- (0.99%)................               (5,250,763)
                                                      ------------
Net Assets -- 100%.......................             $529,926,357
                                                      ============

See accompanying notes to schedule of investments.

Global (Ex-U.S.) Equity Fund -- Schedule of Investments


December 31, 1999 (Unaudited)


NOTES TO SCHEDULE OF INVESTMENTS

(a) Aggregate cost for federal income tax purposes was $384,136,632; and net unrealized appreciation consisted of:

     Gross unrealized appreciation....................... $168,110,291
     Gross unrealized depreciation.......................  (17,069,803)
                                                          ------------
          Net unrealized appreciation.................... $151,040,488
                                                          ============

(b) Non-income producing security

FORWARD FOREIGN CURRENCY CONTRACTS

The Global (Ex-U.S.) Equity Fund had the following open forward foreign currency contracts as of December 31, 1999:

                                                    Settlement      Local         Current      Unrealized
                                                       Date        Currency        Value       Gain/(Loss)
                                                    ----------  -------------   -----------    -----------
Forward Foreign Currency Buy Contracts
Australian Dollar.............................       02/17/00      31,200,000   $20,430,748    $   139,239
British Pound.................................       02/17/00      11,000,000    17,729,353       (360,513)
Canadian Dollar...............................       02/17/00      11,400,000     7,863,696        140,584
European Union................................       02/17/00      66,800,000    67,201,867     (3,525,088)
Japanese Yen..................................       02/17/00     670,000,000     6,596,631        204,600
Swedish Krona.................................       02/17/00     142,600,000    16,748,255       (741,167)
Swiss Franc...................................       02/17/00      12,100,000     7,601,648       (513,130)

Forward Foreign Currency Sale Contracts
British Pound.................................       02/17/00      32,900,000    53,026,884          7,564
European Union................................       02/17/00      21,100,000    21,226,937      1,321,718
Japanese Yen..................................       02/17/00   6,640,000,000    65,375,565     (4,361,020)
Swedish Krona.................................       02/17/00      22,600,000     2,654,352         97,718
                                                                                               -----------
     Total....................................                                                 $(7,589,495)
                                                                                               ===========

FUTURES CONTRACTS

The Global (Ex-U.S.) Equity Fund had the following open futures contracts as of December 31, 1999:

                                                    Expiration               Current    Unrealized
                                                       Date        Cost       Value        Gain
                                                    ----------  ----------  ----------  ----------
Index Futures Buy Contracts
CAC 40 10 Euro Index, 53 Contracts..............    March 2000  $3,077,992  $3,192,720   $114,728
FTSE 100 Index, 27 Contracts....................    March 2000   1,849,400   1,883,790     34,390
                                                                                         --------
                                                                                         $149,118
                                                                                         ========

The aggregate market value of investments pledged to cover margin requirements for the open futures positions at December 31, 1999 was $160,808.

               See accompanying notes to financial statements.

Global (Ex-U.S.) Equity Fund -- Financial Statements



STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1999 (Unaudited)

ASSETS:
  Investments, at value:
    Unaffiliated issuers (Cost $381,365,303)....................................................    $532,405,791
    Affiliated issuers (Cost $2,771,329)........................................................       2,771,329
  Foreign currency, at value (Cost $1,738,121)..................................................       1,737,556
  Receivables:
    Investment securities sold..................................................................      12,859,880
    Dividends...................................................................................         508,371
    Interest....................................................................................          61,567
  Variation margin..............................................................................         325,534
                                                                                                    ------------
        TOTAL ASSETS............................................................................     550,670,028
                                                                                                    ------------
LIABILITIES:
  Payables:
    Due to custodian bank.......................................................................      12,540,000
    Investment advisory fees....................................................................         347,426
    Accrued expenses............................................................................         266,750
  Net unrealized depreciation on forward foreign currency contracts.............................       7,589,495
                                                                                                    ------------
        TOTAL LIABILITIES.......................................................................      20,743,671
                                                                                                    ------------
NET ASSETS......................................................................................    $529,926,357
                                                                                                    ============
NET ASSETS CONSIST OF:
  Paid in capital...............................................................................    $378,247,079
  Accumulated undistributed net investment income...............................................         801,068
  Accumulated net realized gain.................................................................       7,267,983
  Net unrealized appreciation...................................................................     143,610,227
                                                                                                    ------------
        NET ASSETS..............................................................................    $529,926,357
                                                                                                    ============
OFFERING PRICE PER SHARE:
  Brinson Class I:
    Net asset value, offering price and redemption price per share (Based on net assets of
      $522,620,905 and 37,007,803 shares issued and outstanding)................................    $      14.12
                                                                                                    ============
  Brinson Class N:
    Net asset value, offering price and redemption price per share (Based on net assets of
      $1,258 and 89 shares issued and outstanding)..............................................    $      14.13
                                                                                                    ============
  UBS Investment Funds Class:
    Net asset value, offering price and redemption price per share (Based on net assets of
      $7,304,194 and 523,037 shares issued and outstanding).....................................    $      13.96
                                                                                                    ============

                See accompanying notes to financial statements.

Global (Ex-U.S.) Equity Fund -- Financial Statements



STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED DECEMBER 31, 1999 (Unaudited)

INVESTMENT INCOME:
  Dividends (net of $232,250 for foreign taxes withheld)............................   $ 2,962,580
  Interest (including securities lending income of $42,550).........................       325,478
                                                                                       -----------
        TOTAL INCOME................................................................     3,288,058
                                                                                       -----------

EXPENSES:
  Advisory..........................................................................     1,997,182
  Administrative....................................................................       187,236
  Custodian.........................................................................       137,485
  Distribution......................................................................        28,818
  Other.............................................................................       140,059
                                                                                       -----------
        TOTAL EXPENSES..............................................................     2,490,780
        Earnings credits............................................................        (3,421)
                                                                                       -----------
        NET EXPENSES................................................................     2,487,359
                                                                                       -----------
        NET INVESTMENT INCOME.......................................................       800,699
                                                                                       -----------

NET REALIZED AND UNREALIZED GAIN (LOSS):
  Net realized gain (loss) on:
    Investments.....................................................................    13,306,773
    Futures contracts...............................................................       117,870
    Foreign currency transactions...................................................    (1,622,233)
                                                                                       -----------
        Net realized gain...........................................................    11,802,410
                                                                                       -----------

Change in net unrealized appreciation or depreciation on:
  Investments and foreign currency..................................................    73,363,341
  Forward contracts.................................................................    (7,108,205)
  Futures contracts.................................................................       149,118
  Translation of other assets and liabilities denominated in foreign currency.......        44,141
                                                                                       -----------
        Change in net unrealized appreciation or depreciation.......................    66,448,395
                                                                                       -----------
Net realized and unrealized gain....................................................    78,250,805
                                                                                       -----------
Net increase in net assets resulting from operations................................   $79,051,504
                                                                                       ===========

                See accompanying notes to financial statements.

Global (Ex-U.S.) Equity Fund -- Financial Statements



STATEMENTS OF CHANGES IN NET ASSETS

                                                                                        Six Months Ended      Year
                                                                                        December 31, 1999     Ended
                                                                                           (Unaudited)     June 30, 1999
                                                                                        -----------------  -------------
OPERATIONS:
  Net investment income..............................................................      $    800,699    $   6,208,221
  Net realized gain (loss)...........................................................        11,802,410       (1,916,922)
  Change in net unrealized appreciation or depreciation..............................        66,448,395       19,559,006
                                                                                           ------------    -------------
  Net increase in net assets resulting from operations...............................        79,051,504       23,850,305
                                                                                           ------------    -------------
DISTRIBUTIONS TO SHAREHOLDERS:
  Distributions from net investment income:
    Brinson Class I..................................................................        (2,727,974)      (4,564,403)
    Brinson Class N..................................................................                --             (121)
    UBS Investment Funds Class.......................................................            (9,831)         (23,356)
  Distributions from net realized gain:
    Brinson Class I..................................................................        (5,283,152)      (4,498,729)
    Brinson Class N..................................................................               (13)            (126)
    UBS Investment Funds Class.......................................................           (74,353)         (52,439)
                                                                                           ------------    -------------
  Total distributions to shareholders................................................        (8,095,323)      (9,139,174)
                                                                                           ------------    -------------
CAPITAL SHARE TRANSACTIONS:
  Shares sold........................................................................       366,304,838      842,598,303
  Shares issued in connection with acquisition of UBS International Equity Fund......                --       21,515,034
  Shares issued on reinvestment of distributions.....................................         7,789,808        8,583,385
  Shares redeemed....................................................................      (412,201,341)    (834,980,130)
                                                                                           ------------    -------------
  Net increase (decrease) in net assets resulting from capital share transactions....       (38,106,695)      37,716,592
                                                                                           ------------    -------------
       TOTAL INCREASE IN NET ASSETS..................................................        32,849,486       52,427,723
                                                                                           ------------    -------------
NET ASSETS:
  Beginning of period................................................................       497,076,871      444,649,148
                                                                                           ------------    -------------
  End of period (including accumulated undistributed net investment income of
    $801,068 and $2,738,174, respectively)...........................................      $529,926,357    $ 497,076,871
                                                                                           ============    =============

                See accompanying notes to financial statements.

Global (Ex-U.S.) Equity Fund -- Financial Highlights



The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

                                               Six Months Ended          Year Ended June 30,         July 31, 1995*
                                              December 31, 1999     ------------------------------      Through
UBS Investment Funds Class                       (Unaudited)         1999        1998        1997    June 30, 1996
-------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period............    $12.20          $12.05      $12.49      $11.12      $10.26
                                                    ------          ------      ------      ------      ------
  Income from investment operations:
    Net investment income (loss)................     (0.03)           0.05        0.08        0.11        0.12
    Net realized and unrealized gain............      1.95            0.27        0.30        1.93        1.45
                                                    ------          ------      ------      ------      ------
      Total income from investment operations...      1.92            0.32        0.38        2.04        1.57
                                                    ------          ------      ------      ------      ------
Less distributions:
    Distributions from investment income........     (0.02)          (0.05)      (0.08)      (0.11)      (0.15)
    Distributions from net realized gain........     (0.14)          (0.12)      (0.74)      (0.56)      (0.56)
                                                    ------          ------      ------      ------      ------
      Total distributions.......................     (0.16)          (0.17)      (0.82)      (0.67)      (0.71)
                                                    ------          ------      ------      ------      ------
Net asset value, end of period..................    $13.96          $12.20      $12.05      $12.49      $11.12
                                                    ======          ======      ======      ======      ======
Total return (non-annualized)...................     18.15%           2.78%       3.90%      19.32%      15.78%
Ratios/Supplemental data:
  Net assets, end of period (in 000s)...........    $7,304          $6,739      $5,310      $7,797      $1,262
  Ratio of expenses to average net assets:
    Before expense reimbursement and
      earnings credits..........................      1.82%**         1.83%       1.84%       1.81%       2.04%**
    After expense reimbursement and
      earnings credits..........................       N/A             N/A         N/A         N/A        1.84%**
  Ratio of net investment income to average
    net assets:
    Before expense reimbursement and
      earnings credits..........................     (0.51)%**        0.51%       0.68%       1.02%       0.83%**
    After expense reimbursement and
      earnings credits..........................       N/A             N/A         N/A         N/A        1.03%**
  Portfolio turnover rate.......................        32%             74%         49%         25%         20%

    * Commencement of UBS Investment Funds Class
   ** Annualized
N/A = Not Applicable

                See accompanying notes to financial statements.

        Global (Ex-U.S.) Equity Fund -- Notes To Financial Statements



1.   SIGNIFICANT ACCOUNTING POLICIES

The Brinson Funds (the "Trust") is an open-end, management investment company registered under the Investment Company Act of 1940, as amended, as a series company. The Trust currently offers shares of eleven series: Global Fund, Global Equity Fund, Global Bond Fund, U.S. Balanced Fund, U.S. Equity Fund, U.S. Large Capitalization Equity Fund, U.S. Large Capitalization Growth Fund, U.S. Small Capitalization Growth Fund, U.S. Bond Fund, High Yield Fund and Global (Ex-U.S.) Equity Fund (each a "Fund" and collectively, the "Funds"). Each Fund has three classes of shares outstanding, Brinson Class I, Brinson Class N and UBS Investment Funds Class. There are an unlimited number of shares of each class with par value of $0.001 authorized. Each share represents an identical interest in the investments of the Funds and has the same rights. The financial highlights of the UBS Investment Funds Class are presented separately.

On December 19, 1998, the Global (Ex-U.S.) Equity Fund (the "Fund") acquired all the net assets of the UBS International Equity Fund pursuant to a plan of reorganization approved by shareholders on December 11, 1998. The acquisition was accomplished by a tax-free exchange of 1,827,955 Brinson Class I shares of the Global (Ex-U.S.) Equity Fund for the shares of UBS International Equity Fund outstanding on December 18, 1998. The net assets of the UBS International
Equity Fund, including $38,003 of net unrealized appreciation, were combined with those of the Fund. The aggregate net assets of the Global (Ex-U.S.) Equity Fund and the UBS International Equity Fund immediately before the merger were $463,315,718 and $21,515,034, respectively.

The following is a summary of significant accounting policies consistently followed by the Global (Ex-U.S.) Equity Fund in the preparation of its financial statements.

A. Investment Valuation: Securities for which market quotations are readily available are valued at the last available sales price on the exchange or market on which they are principally traded, or lacking any sales, at the last available bid price on the exchange or market on which such securities are principally traded. Securities for which market quotations are not readily available, including restricted securities which are subject to limitations on their sale, are valued at fair value as determined in good faith by or under the direction of the Trust's Board of Trustees. Investments in affiliated investment companies are valued each day based on the closing net asset value of the respective fund. Debt securities are valued at the most recent bid price by using market quotations or independent pricing services. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Forward foreign currency contracts are valued daily using quoted forward exchange rates. Short-term obligations with a maturity of 60 days or less are valued at amortized cost, which approximates market value.

B. Foreign Currency Translation: Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the WM/Reuters closing spot rates as of 4:00 p.m. London time. Purchases and sales of portfolio securities, commitments under forward foreign currency contracts and income receipts are translated at the prevailing exchange rate on the date of each transaction. Realized and unrealized foreign exchange gains or losses on investments are included as a component of net realized and unrealized gain or loss on investments in the statement of operations.

C. Investment Transactions: Investment transactions are accounted for on a trade date basis. Gains and losses on securities sold are determined on an identified cost basis.

D. Investment Income: Interest income, which includes the amortization of premiums and discounts, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as the information becomes available.

E. Federal Income Taxes: It is the policy of the Fund to comply with all requirements of the Internal Revenue Code (the "Code") applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. The Fund has met the requirements of the Code applicable to regulated investment companies for the six months ended December 31, 1999, therefore, no federal income tax provision was required.

F. Distributions to Shareholders: It is the policy of the Fund to distribute its net investment income on a semi-annual basis and net capital gains, if any, annually. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing tax treatments for foreign currency transactions. Differences in dividends per share between the classes are due to distribution expenses.

        Global (Ex-U.S.) Equity Fund -- Notes To Financial Statements



G. Income and Expense Allocation: All income earned and expenses incurred by the Fund will be borne on a pro rata basis by each of the classes, except that the Brinson Class I will not incur any of the distribution expenses of the Brinson Class N nor the UBS Investment Funds Class.

H. Use of Estimates: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimates.

I. Earnings Credits: The Funds have entered into an arrangement with their custodian whereby interest earned on uninvested cash balances was used to offset a portion of the Fund's expenses. This amount is reflected in the statement of operations.

2.   INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Brinson Partners, Inc. (the "Advisor"), a registered investment advisor, provides the Fund with investment management services. As compensation for these services, the Fund pays the Advisor a monthly fee based on the Fund's average daily net assets. The Advisor has agreed to waive its fees and reimburse the Fund to the extent total annualized operating expenses exceed a specified percentage of the Fund's average daily net assets. The expense cap is 1.00%, 1.25% and 1.84% of the average daily net assets of the Brinson Class I, Brinson Class N and UBS Investment Funds Class, respectively. Investment advisory fees for the six months ended December 31, 1999, were as follows:

                                                            Advisory   Advisory
                                                               Fee       Fees
                                                            --------  ----------
Global (Ex-U.S.) Equity Fund................................. 0.80%   $1,997,182

Certain officers of the Fund are also officers of the Advisor. All officers serve without direct compensation from the Fund. Trustees' fees paid to unaffiliated trustees for the six months ended December 31, 1999 were $4,078.

The Fund invests in shares of the Brinson Supplementary Trust U.S. Cash Management Prime Fund ("Supplementary Trust"). The Supplementary Trust is managed by the Advisor. The Supplementary Trust is offered as a cash management option to mutual funds and other accounts managed by the Advisor. The Supplementary Trust charges no management fees. Distributions received from the Supplementary Trust are reflected as interest income on the statement of operations. Amounts relating to those investments at December 31, 1999 were as follows:

                                                                                                   % of
                                                           Sales        Interest                    Net
                                         Purchases        Proceeds       Income       Value       Assets
                                        ------------    ------------    --------    ----------    ------
Global (Ex-U.S.) Equity Fund..........  $312,583,848    $314,113,357    $279,916    $2,771,329     0.52%

3.   INVESTMENT TRANSACTIONS

Investment transactions for the six months ended December 31, 1999, excluding short-term investments, were as follows:

                                                                      Proceeds
                                                       Purchases     From Sales
                                                      ------------  ------------
Global (Ex-U.S.) Equity Fund........................  $159,076,213  $189,257,631

4.   FORWARD FOREIGN CURRENCY CONTRACTS

The Fund engages in portfolio hedging with respect to changes in currency exchange rates by entering into forward foreign currency contracts to purchase or sell currencies. Forward foreign currency contracts are also used to achieve currency allocation strategies. A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Risks associated with such contracts include movement in the value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform. The unrealized gain, if any, represents the credit risk to the Fund on a forward foreign currency contract. Fluctuations in the value of forward foreign currency contracts are recorded daily as net unrealized gains or losses. The Fund realizes a gain or loss upon settlement of the contracts. The statement of operations reflects net realized and net unrealized gains and losses on these contracts. The counterparty to all forward foreign currency contracts at and for the six months ended December 31, 1999, was an affiliate of the Fund's custodian.

5.   FUTURES CONTRACTS

The Fund may purchase or sell exchange-traded futures contracts, which are contracts that obligate the Fund to make or take delivery of a financial instrument or the cash value of a securities index at a specified future date at a specified price. The Fund enters into such contracts

        Global (Ex-U.S.) Equity Fund -- Notes To Financial Statements



to hedge a portion of its portfolio. Risks of entering into futures contracts include the possibility that there may be an illiquid market or that a change in the value of the contract may not correlate with changes in the value of the underlying securities. Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin). Subsequent payments (variation margin) are made or received by the Fund, generally on a daily basis. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. The statement of operations reflects net realized and net unrealized gains and losses on these contracts.

6.   SECURITY LENDING

The Fund loaned securities to certain brokers with the Fund's custodian acting as the Fund's lending agent. The Fund earned negotiated lenders' fees, which are included in interest income in the statement of operations. The Fund receives securities, which are not reflected in the statement of assets and liabilities, as collateral against the loaned securities. The Fund monitors the market value of securities loaned on a daily basis and initially requires collateral against the loaned securities in an amount at least equal to 105% of the value of global (ex-U.S.) securities loaned. The value of loaned securities and related collateral at December 31, 1999 was $2,606,682 and $3,193,500, respectively.

7.   DISTRIBUTION PLANS

The Trust has adopted distribution plans (the "Plans") pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, for the Brinson Class N and the UBS Investment Funds Class. Each Plan governs payments made for the expenses incurred in the promotion and distribution of the Brinson Class N and the UBS Investment Funds Class. Annual fees under the Brinson Class N Plan shall not exceed 0.25% of the daily net assets of the Brinson Class N. Annual fees under the UBS Investment Funds Plan, which include a 0.25% service fee, shall not exceed 0.84% of the average daily net assets of the UBS Investment Funds Class.

8.   LINE OF CREDIT

The Trust has entered into an agreement with Chase Manhattan Bank to provide a 364 day $100 million committed line of credit to the Funds. Borrowings will be made for temporary purposes. Interest on amounts borrowed is based on the Federal Funds rate plus 0.50% per year. The Funds pay a commitment fee of 0.08% per year of the average daily unutilized balance of the line of credit. During the six months ended December 31, 1999, the Global (Ex-U.S.) Equity Fund had borrowings of $19,700,000 outstanding for 1 day under the agreement.

9.   CAPITAL TRANSACTIONS

Capital stock transactions were as follows:

                                             Six Months Ended
                                             December 31, 1999            Year Ended
                                                (Unaudited)              June 30, 1999
                                          ------------------------  ------------------------
                                            Shares       Value        Shares       Value
                                          ----------  ------------  ----------  ------------
Sales:
    Brinson Class I                       28,442,308  $365,506,747  72,650,740* $857,199,838
    Brinson Class N                               30           373         365         4,263
    UBS Investment Funds Class                63,305       797,718     587,229     6,909,236
                                          ----------  ------------  ----------  ------------
        Total Sales                       28,505,643  $366,304,838  73,238,334  $864,113,337
                                          ==========  ============  ==========  ============
Dividend Reinvestment:
    Brinson Class I                          575,659  $  7,708,071     726,832  $  8,514,975
    Brinson Class N                                1            13          21           247
    UBS Investment Funds Class                 6,168        81,724       5,917        68,163
                                          ----------  ------------  ----------  ------------
        Total Dividend Reinvestment          581,828  $  7,789,808     732,770  $  8,583,385
                                          ==========  ============  ==========  ============
Redemptions:
    Brinson Class I                       31,747,436  $410,927,152  69,803,887  $829,422,705
    Brinson Class N                            1,174        14,890          41           487
    UBS Investment Funds Class                98,658     1,259,299     481,376     5,556,938
                                          ----------  ------------  ----------  ------------
        Total Redemptions                 31,847,268  $412,201,341  70,285,304  $834,980,130
                                          ==========  ============  ==========  ============

*Includes shares issued in connection with acquisition of UBS International
 Equity Fund.

                               Distributed by:
                           Funds Distributor, Inc.
                               60 State Street
                               Boston, MA 02109

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus which includes details regarding the Fund's objectives, policies, expenses and other information.

[LOGO] UBS
       Investment Funds


P.O. Box 2798, Boston, Massachusetts 02208-2798 . Tel: (800) 794-7753